UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2021
Classes ADV, I, P2, S and S2
Voya Variable Product Index Funds
■ Voya Emerging Markets Index Portfolio	■ Voya Russell™ Mid Cap Growth Index Portfolio
■ Voya International Index Portfolio	■ Voya Russell™ Mid Cap Index Portfolio
■ Voya Russell™ Large Cap Growth Index Portfolio	■ Voya Russell™ Small Cap Index Portfolio
■ Voya Russell™ Large Cap Index Portfolio	■ Voya U.S. Bond Index Portfolio
■ Voya Russell™ Large Cap Value Index Portfolio
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$1,071.70	0.49%	$2.52	$1,000.00	$1,022.36	0.49%	$2.46
Class P2	1,000.00	1,073.40	0.15	0.77	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,070.50	0.74	3.80	1,000.00	1,021.12	0.74	3.71
Voya International Index Portfolio
Class ADV	$1,000.00	$1,085.40	0.94%	$4.86	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	1,087.50	0.45	2.33	1,000.00	1,022.56	0.45	2.26
Class P2	1,000.00	1,089.40	0.15	0.78	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,086.70	0.70	3.62	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,085.40	0.85	4.40	1,000.00	1,020.58	0.85	4.26
Voya RussellTM Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$1,130.50	0.93%	$4.91	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,133.50	0.43	2.27	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,132.10	0.68	3.59	1,000.00	1,021.42	0.68	3.41
Voya RussellTM Large Cap Index Portfolio
Class ADV	$1,000.00	$1,140.00	0.86%	$4.56	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	1,142.80	0.36	1.91	1,000.00	1,023.01	0.36	1.81
Class S	1,000.00	1,141.60	0.61	3.24	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	1,140.80	0.76	4.03	1,000.00	1,021.03	0.76	3.81

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya RussellTM Large Cap Value Index Portfolio
Class ADV	$1,000.00	$1,152.70	0.85%	$4.54	$1,000.00	$1,020.58	0.85%	$4.26
Class I	1,000.00	1,155.20	0.35	1.87	1,000.00	1,023.06	0.35	1.76
Class S	1,000.00	1,154.10	0.60	3.20	1,000.00	1,021.82	0.60	3.01
Voya RussellTM Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,102.30	0.40%	$2.09	$1,000.00	$1,022.81	0.40%	$2.01
Class S	1,000.00	1,101.00	0.65	3.39	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,100.10	0.80	4.17	1,000.00	1,020.83	0.80	4.01
Voya RussellTM Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,158.30	0.90%	$4.82	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	1,160.20	0.40	2.14	1,000.00	1,022.81	0.40	2.01
Class P2	1,000.00	1,161.40	0.15	0.80	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,158.90	0.65	3.48	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,158.10	0.80	4.28	1,000.00	1,020.83	0.80	4.01
Voya RussellTM Small Cap Index Portfolio
Class ADV	$1,000.00	$1,171.00	0.95%	$5.11	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,173.20	0.45	2.42	1,000.00	1,022.56	0.45	2.26
Class P2	1,000.00	1,175.50	0.15	0.81	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,171.80	0.70	3.77	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,171.40	0.85	4.58	1,000.00	1,020.58	0.85	4.26
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$981.20	0.88%	$4.32	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	982.80	0.38	1.87	1,000.00	1,022.91	0.38	1.91
Class P2	1,000.00	984.00	0.15	0.74	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	981.50	0.63	3.10	1,000.00	1,021.67	0.63	3.16
Class S2	1,000.00	981.70	0.78	3.83	1,000.00	1,020.93	0.78	3.91

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$932,903,381	$2,419,309,294	$1,535,656,686	$1,268,820,981
Short-term investments at fair value†	24,657,047	139,941,181	2,960,768	3,790,388
Cash	—	—	340,051	264,228
Cash collateral for futures contracts	1,068,957	3,506,976	220,000	198,000
Foreign currencies at value‡	2,341,504	3,693,093	—	—
Receivables:
Investment securities and currencies sold	446,830	—	1,696,103	599,386
Fund shares sold	1,034,182	3,622,157	87,846	200,808
Dividends	2,284,399	3,298,030	493,708	574,537
Foreign tax reclaims	45,017	6,995,026	—	—
Variation margin on futures contracts	—	—	6,600	5,940
Prepaid expenses	227	640	397	319
Reimbursement due from Investment Adviser	176,846	470,877	15,579	69,649
Other assets	20,319	84,741	26,525	92,452
Total assets	964,978,709	2,580,922,015	1,541,504,263	1,274,616,688
LIABILITIES:
Payable for investment securities and currencies purchased	2,431,656	—	—	—
Payable for fund shares redeemed	52,526	104,626	2,133,600	891,133
Payable upon receipt of securities loaned	9,486,047	98,633,181	438,768	557,388
Unrealized depreciation on forward foreign currency contracts	4,112	—	—	—
Variation margin payable on futures contracts	122,106	437,880	—	—
Payable for investment management fees	288,178	921,481	467,279	356,614
Payable for distribution and shareholder service fees	2	227,536	180,061	180,213
Payable to custodian due to bank overdraft	762,349	—	—	—
Payable for directors fees	4,381	12,036	7,310	6,032
Payable to directors under the deferred compensation plan (Note 6)	20,319	84,741	26,525	92,452
Payable for foreign capital gains tax	2,278,557	—	—	—
Other accrued expenses and liabilities	333,060	418,026	360,175	399,152
Total liabilities	15,783,293	100,839,507	3,613,718	2,482,984
NET ASSETS	$949,195,416	$2,480,082,508	$1,537,890,545	$1,272,133,704
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$754,185,301	$1,882,848,811	$419,348,956	$269,936,899
Total distributable earnings	195,010,115	597,233,697	1,118,541,589	1,002,196,805
NET ASSETS	$949,195,416	$2,480,082,508	$1,537,890,545	$1,272,133,704
+ Including securities loaned at value	$8,927,575	$90,293,290	$429,526	$546,331
* Cost of investments in securities	$730,729,713	$1,655,704,158	$503,842,657	$316,017,615
† Cost of short-term investments	$24,657,047	$139,941,181	$2,960,768	$3,790,388
‡ Cost of foreign currencies	$2,345,624	$3,707,455	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
Class ADV
Net assets	n/a	$510,263,582	$8,834	$127,142,894
Shares authorized	n/a	250,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	44,019,599	141	4,212,208
Net asset value and redemption price per share	n/a	$11.59	$62.50	$30.18
Class I
Net assets	$274,130,635	$578,822,196	$639,821,344	$512,485,815
Shares authorized	100,000,000	200,000,000	100,000,000	400,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,686,732	49,012,108	10,142,095	16,578,930
Net asset value and redemption price per share	$14.67	$11.81	$63.09	$30.91
Class P2
Net assets	$675,052,741	$1,309,269,709	n/a	n/a
Shares authorized	100,000,000	300,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	45,199,615	109,456,694	n/a	n/a
Net asset value and redemption price per share	$14.93	$11.96	n/a	n/a
Class S
Net assets	$12,040	$80,450,659	$898,060,367	$632,253,840
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	816	6,854,724	14,331,918	20,586,064
Net asset value and redemption price per share	$14.75	$11.74	$62.66	$30.71
Class S2
Net assets	n/a	$1,276,362	n/a	$251,155
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	108,786	n/a	7,919
Net asset value and redemption price per share	n/a	$11.73	n/a	$31.72
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$930,499,020	$674,313,367	$1,796,525,136	$1,194,746,304
Investments in affiliates at fair value**	—	—	1,180,739	—
Short-term investments at fair value†	1,325,000	10,767,702	49,552,459	138,586,302
Cash	177,352	349,547	1,381,281	1,053,291
Cash collateral for futures contracts	143,000	81,000	283,500	1,904,500
Due from broker	—	1,296,788	1,307,111	13,269,263
Receivables:
Investment securities sold	1,156,027	5,259,075	2,576,317	—
Fund shares sold	51,673	14,952	922,588	728,035
Dividends	583,284	181,402	1,638,665	849,595
Foreign tax reclaims	920	—	—	3,934
Variation margin on futures contracts	4,290	1,560	5,460	47,432
Prepaid expenses	2,718	191	389	317
Reimbursement due from Investment Adviser	—	24,781	231,304	140,676
Other assets	21,000	19,831	77,150	44,366
Total assets	933,964,284	692,310,196	1,855,682,099	1,351,374,015
LIABILITIES:
Payable for investment securities purchased	—	2,151,476	4,369,933	327,228
Payable for fund shares redeemed	856,350	899,753	898,203	618,074
Payable upon receipt of securities loaned	—	10,767,702	45,451,459	122,330,302
Payable for investment management fees	234,776	213,758	570,812	429,545
Payable for distribution and shareholder service fees	173,326	130,502	147,740	157,150
Payable for directors fees	4,576	3,345	7,675	6,200
Payable to directors under the deferred compensation plan (Note 6)	21,000	19,831	77,150	44,366
Payable for borrowings against line of credit	—	2,895,000	—	—
Other accrued expenses and liabilities	89,667	186,102	591,559	262,533
Total liabilities	1,379,695	17,267,469	52,114,531	124,175,398
NET ASSETS	$932,584,589	$675,042,727	$1,803,567,568	$1,227,198,617
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$695,074,217	$305,420,304	$838,576,969	$617,631,177
Total distributable earnings	237,510,372	369,622,423	964,990,599	609,567,440
NET ASSETS	$932,584,589	$675,042,727	$1,803,567,568	$1,227,198,617
+ Including securities loaned at value	$—	$10,533,670	$44,487,486	$119,228,914
* Cost of investments in securities	$689,740,854	$402,562,649	$906,157,518	$655,793,064
** Cost of investments in affiliates	$—	$—	$577,679	$—
† Cost of short-term investments	$1,325,000	$10,767,702	$49,552,459	$138,586,302
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
Class ADV
Net assets	$5,129	n/a	$216,173,518	$137,934,331
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	195	n/a	16,569,486	7,910,414
Net asset value and redemption price per share	$26.36	n/a	$13.05	$17.44
Class I
Net assets	$98,378,609	$22,191,555	$884,439,989	$289,307,831
Shares authorized	100,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,699,690	466,213	64,223,876	15,939,880
Net asset value and redemption price per share	$26.59	$47.60	$13.77	$18.15
Class P2
Net assets	n/a	n/a	$421,755,452	$318,380,933
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	30,182,015	17,343,644
Net asset value and redemption price per share	n/a	n/a	$13.97	$18.36
Class S
Net assets	$834,200,851	$650,527,633	$270,194,974	$473,771,209
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	31,631,941	13,710,823	19,971,386	26,397,238
Net asset value and redemption price per share	$26.37	$47.45	$13.53	$17.95
Class S2
Net assets	n/a	$2,323,539	$11,003,635	$7,804,313
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	49,113	831,462	443,662
Net asset value and redemption price per share	n/a	$47.31	$13.23	$17.59
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$3,554,159,314
Short-term investments at fair value†	491,824,138
Cash	214,710
Cash collateral for futures contracts	356,645
Cash pledged for centrally cleared swaps (Note 2)	800,000
Receivables:
Investment securities sold	2,361
Investment securities sold on a delayed-delivery or when-issued basis	165,569,273
Fund shares sold	6,540,146
Dividends	2,777
Interest	13,341,575
Variation margin on centrally cleared swaps	4,335
Prepaid expenses	928
Reimbursement due from Investment Adviser	276,325
Other assets	157,576
Total assets	4,233,250,103
LIABILITIES:
Payable for investment securities purchased	46,669,844
Payable for investment securities purchased on a delayed-delivery or when-issued basis	599,828,876
Payable for fund shares redeemed	374,006
Payable upon receipt of securities loaned	59,432,134
Variation margin payable on futures contracts	59,634
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	446,000
Payable for investment management fees	1,045,565
Payable for distribution and shareholder service fees	49,980
Payable for directors fees	17,332
Payable to directors under the deferred compensation plan (Note 6)	157,576
Other accrued expenses and liabilities	333,159
Total liabilities	708,414,106
NET ASSETS	$3,524,835,997
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,363,260,301
Total distributable earnings	161,575,696
NET ASSETS	$3,524,835,997
+ Including securities loaned at value	$58,159,570
* Cost of investments in securities	$3,396,522,981
† Cost of short-term investments	$491,824,259
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$26,675,999
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,438,751
Net asset value and redemption price per share	$10.94
Class I
Net assets	$1,745,159,299
Shares authorized	700,000,000
Par value	$0.001
Shares outstanding	158,902,107
Net asset value and redemption price per share	$10.98
Class P2
Net assets	$1,564,907,429
Shares authorized	300,000,000
Par value	$0.001
Shares outstanding	142,520,765
Net asset value and redemption price per share	$10.98
Class S
Net assets	$186,662,611
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	17,044,823
Net asset value and redemption price per share	$10.95
Class S2
Net assets	$1,430,659
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	130,586
Net asset value and redemption price per share	$10.96
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,069,329	$39,357,586	$6,199,615	$8,652,205
Securities lending income, net	45,661	265,410	6,382	21,053
Total investment income	8,114,990	39,622,996	6,205,997	8,673,258
EXPENSES:
Investment management fees	2,824,667	5,311,335	3,483,840	2,073,023
Distribution and shareholder service fees:
Class ADV	—	1,276,631	20	288,967
Class S	8	97,855	1,068,892	756,430
Class S2	—	2,500	—	857
Transfer agent fees:
Class ADV	—	47,285	2	29,933
Class I	414	53,661	78,427	123,067
Class P2	393	1,175	—	—
Class S	—	7,249	112,729	156,791
Class S2	—	115	—	111
Shareholder reporting expense	6,310	37,125	30,770	26,426
Professional fees	33,532	48,582	26,646	23,349
Custody and accounting expense	238,960	333,796	68,870	50,230
Directors fees	17,527	48,146	29,241	24,124
Licensing fee (Note 7)	115,100	358,122	86,484	73,795
Miscellaneous expense	72,749	75,965	12,143	15,489
Interest expense	—	874	867	92
Total expenses	3,309,660	7,700,416	4,998,931	3,642,684
Waived and reimbursed fees	(2,236,011)	(2,755,865)	(797,565)	(429,332)
Net expenses	1,073,649	4,944,551	4,201,366	3,213,352
Net investment income	7,041,341	34,678,445	2,004,631	5,459,906
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	9,212,813	(85,074)	84,615,317	46,064,946
Forward foreign currency contracts	(21,838)	—	—	—
Foreign currency related transactions	(37,191)	(96,934)	—	—
Futures	1,990,062	4,013,029	560,065	520,354
Net realized gain	11,143,846	3,831,021	85,175,382	46,585,300
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	40,971,868	163,946,843	96,649,101	108,431,288
Forward foreign currency contracts	(3,332)	—	—	—
Foreign currency related transactions	(22,019)	(395,549)	—	—
Futures	(158,007)	(1,589,208)	(47,316)	(51,645)
Net change in unrealized appreciation (depreciation)	40,788,510	161,962,086	96,601,785	108,379,643
Net realized and unrealized gain	51,932,356	165,793,107	181,777,167	154,964,943
Increase in net assets resulting from operations	$58,973,697	$200,471,552	$183,781,798	$160,424,849
* Foreign taxes withheld	$1,005,081	$3,948,668	$—	$—
^ Foreign capital gains taxes withheld	$4,928	$—	$—	$—
# Foreign capital gains taxes accrued	$2,278,557	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,981,165	$1,450,643	$9,630,343	$5,286,387
Dividends from affiliated underlying funds	—	—	6,183	—
Securities lending income, net	17,983	23,425	85,398	354,058
Total investment income	9,999,148	1,474,068	9,721,924	5,640,445
EXPENSES:
Investment management fees	1,836,187	1,642,181	3,121,222	2,620,314
Distribution and shareholder service fees:
Class ADV	12	—	509,614	328,579
Class S	1,016,289	795,321	319,878	586,973
Class S2	—	4,481	23,563	14,776
Transfer agent fees:
Class ADV	—	—	90,855	52,006
Class I	6,336	1,400	336,098	109,829
Class P2	—	—	205	240
Class S	54,499	35,489	114,057	186,195
Class S2	—	123	5,250	2,921
Shareholder reporting expense	13,575	15,385	24,435	21,901
Professional fees	15,520	13,924	24,193	19,729
Custody and accounting expense	34,662	41,630	54,300	43,802
Directors fees	18,302	13,382	30,703	24,800
Licensing fee (Note 7)	59,358	47,157	90,110	75,473
Miscellaneous expense	11,819	8,437	18,541	15,761
Interest expense	33	712	833	804
Total expenses	3,066,592	2,619,622	4,763,857	4,104,103
Waived and reimbursed fees	(453,780)	(484,461)	(1,218,269)	(909,770)
Net expenses	2,612,812	2,135,161	3,545,588	3,194,333
Net investment income (loss)	7,386,336	(661,093)	6,176,336	2,446,112
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	45,003,591	99,143,393	77,532,528	92,153,205
Sale of affiliated underlying funds	—	—	27,259	—
Foreign currency related transactions	—	—	—	(9)
Futures	396,827	347,576	788,503	4,377,102
Net realized gain	45,400,418	99,490,969	78,348,290	96,530,298
Net change in unrealized appreciation (depreciation) on:
Investments	76,778,406	(34,458,849)	134,445,152	87,058,263
Affiliates	—	—	11,198	—
Futures	(18,283)	(77,856)	(143,943)	(754,389)
Net change in unrealized appreciation (depreciation)	76,760,123	(34,536,705)	134,312,407	86,303,874
Net realized and unrealized gain	122,160,541	64,954,264	212,660,697	182,834,172
Increase in net assets resulting from operations	$129,546,877	$64,293,171	$218,837,033	$185,280,284
* Foreign taxes withheld	$—	$—	$1,096	$13,620
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends	$15,880
Interest	30,283,091
Securities lending income, net	241,650
Total investment income	30,540,621
EXPENSES:
Investment management fees	6,019,716
Distribution and shareholder service fees:
Class ADV	69,714
Class S	240,102
Class S2	2,728
Transfer agent fees:
Class ADV	673
Class I	43,209
Class P2	791
Class S	4,636
Class S2	32
Shareholder reporting expense	34,700
Professional fees	66,315
Custody and accounting expense	155,503
Directors fees	69,329
Miscellaneous expense	316,774
Total expenses	7,024,222
Waived and reimbursed fees	(1,787,047)
Net expenses	5,237,175
Net investment income	25,303,446
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(29,657,545)
Futures	59,222
Swaps	229,329
Net realized loss	(29,368,994)
Net change in unrealized appreciation (depreciation) on:
Investments	(51,503,530)
Futures	(275,739)
Swaps	146,052
Net change in unrealized appreciation (depreciation)	(51,633,217)
Net realized and unrealized loss	(81,002,211)
Decrease in net assets resulting from operations	$(55,698,765)
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$7,041,341	$10,351,874	$34,678,445	$43,141,618
Net realized gain (loss)	11,143,846	12,922,400	3,831,021	(86,254,215)
Net change in unrealized appreciation (depreciation)	40,788,510	93,253,325	161,962,086	227,168,796
Increase in net assets resulting from operations	58,973,697	116,527,599	200,471,552	184,056,199
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(8,487,432)	(10,711,930)
Class I	(2,268,361)	(10,859,887)	(11,937,715)	(18,904,277)
Class P2	(6,354,916)	(10,705,759)	(26,065,167)	(30,934,105)
Class S	(97)	(112)	(1,478,337)	(1,647,697)
Class S2	—	—	(21,515)	(22,361)
Total distributions	(8,623,374)	(21,565,758)	(47,990,166)	(62,220,370)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	213,467,128	262,715,278	153,105,956	467,746,943
Reinvestment of distributions	8,623,337	21,565,646	47,990,166	62,220,370
	222,090,465	284,280,924	201,096,122	529,967,313
Cost of shares redeemed	(118,602,625)	(209,219,816)	(183,649,656)	(675,267,716)
Net increase (decrease) in net assets resulting from capital share transactions	103,487,840	75,061,108	17,446,466	(145,300,403)
Net increase (decrease) in net assets	153,838,163	170,022,949	169,927,852	(23,464,574)
NET ASSETS:
Beginning of year or period	795,357,253	625,334,304	2,310,154,656	2,333,619,230
End of year or period	$949,195,416	$795,357,253	$2,480,082,508	$2,310,154,656
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Growth Index Portfolio		Voya Russell™ Large Cap Index Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$2,004,631	$6,202,580	$5,459,906	$12,519,136
Net realized gain	85,175,382	6,641,209	46,585,300	50,627,675
Net change in unrealized appreciation (depreciation)	96,601,785	398,051,427	108,379,643	146,339,830
Increase in net assets resulting from operations	183,781,798	410,895,216	160,424,849	209,486,641
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(53)	(289)	(6,149,334)	(4,209,193)
Class I	(6,115,055)	(23,779,201)	(25,822,923)	(20,957,157)
Class S	(6,885,357)	(35,109,433)	(31,173,865)	(27,646,863)
Class S2	—	—	(11,719)	(50,546)
Total distributions	(13,000,465)	(58,888,923)	(63,157,841)	(52,863,759)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,583,002	113,000,673	37,352,310	136,051,021
Reinvestment of distributions	13,000,465	58,888,923	63,157,841	52,863,759
	40,583,467	171,889,596	100,510,151	188,914,780
Cost of shares redeemed	(140,187,752)	(204,111,248)	(87,009,398)	(203,482,053)
Net increase (decrease) in net assets resulting from capital share transactions	(99,604,285)	(32,221,652)	13,500,753	(14,567,273)
Net increase in net assets	71,177,048	319,784,641	110,767,761	142,055,609
NET ASSETS:
Beginning of year or period	1,466,713,497	1,146,928,856	1,161,365,943	1,019,310,334
End of year or period	$1,537,890,545	$1,466,713,497	$1,272,133,704	$1,161,365,943
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Value Index Portfolio		Voya Russell™ Mid Cap Growth Index Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$7,386,336	$17,748,899	$(661,093)	$117,066
Net realized gain (loss)	45,400,418	(52,131,598)	99,490,969	22,348,934
Net change in unrealized appreciation (depreciation)	76,760,123	29,985,308	(34,536,705)	160,661,535
Increase (decrease) in net assets resulting from operations	129,546,877	(4,397,391)	64,293,171	183,127,535
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(85)	(142)	—	—
Class I	(2,022,225)	(3,389,201)	(879,739)	(1,462,417)
Class S	(15,518,493)	(30,217,857)	(21,929,351)	(36,540,946)
Class S2	—	—	(76,005)	(120,315)
Total distributions	(17,540,803)	(33,607,200)	(22,885,095)	(38,123,678)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,934,309	28,460,724	4,450,830	17,356,282
Reinvestment of distributions	17,540,803	33,607,200	22,885,095	38,123,678
	32,475,112	62,067,924	27,335,925	55,479,960
Cost of shares redeemed	(77,198,501)	(150,168,264)	(83,996,681)	(121,134,599)
Net decrease in net assets resulting from capital share transactions	(44,723,389)	(88,100,340)	(56,660,756)	(65,654,639)
Net increase (decrease) in net assets	67,282,685	(126,104,931)	(15,252,680)	79,349,218
NET ASSETS:
Beginning of year or period	865,301,904	991,406,835	690,295,407	610,946,189
End of year or period	$932,584,589	$865,301,904	$675,042,727	$690,295,407
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Index Portfolio		Voya Russell™ Small Cap Index Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$6,176,336	$15,680,234	$2,446,112	$6,871,734
Net realized gain (loss)	78,348,290	150,203,327	96,530,298	(20,633,779)
Net change in unrealized appreciation (depreciation)	134,312,407	32,068,866	86,303,874	158,793,294
Increase in net assets resulting from operations	218,837,033	197,952,427	185,280,284	145,031,249
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(21,636,582)	(25,130,338)	(402,726)	(7,042,217)
Class I	(77,276,322)	(107,538,439)	(1,694,311)	(27,904,767)
Class P2	(40,543,843)	(27,644,645)	(2,559,370)	—
Class S	(26,697,056)	(32,497,082)	(2,061,604)	(26,934,569)
Class S2	(1,139,987)	(1,869,010)	(26,399)	(457,767)
Total distributions	(167,293,790)	(194,679,514)	(6,744,410)	(62,339,320)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	320,474,278	165,463,522	205,361,949	346,972,995
Reinvestment of distributions	167,293,790	194,679,514	6,744,410	62,339,320
	487,768,068	360,143,036	212,106,359	409,312,315
Cost of shares redeemed	(131,240,759)	(386,293,625)	(247,073,858)	(464,245,411)
Net increase (decrease) in net assets resulting from capital share transactions	356,527,309	(26,150,589)	(34,967,499)	(54,933,096)
Net increase (decrease) in net assets	408,070,552	(22,877,676)	143,568,375	27,758,833
NET ASSETS:
Beginning of year or period	1,395,497,016	1,418,374,692	1,083,630,242	1,055,871,409
End of year or period	$1,803,567,568	$1,395,497,016	$1,227,198,617	$1,083,630,242
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$25,303,446	$57,345,557
Net realized gain (loss)	(29,368,994)	69,068,423
Net change in unrealized appreciation (depreciation)	(51,633,217)	93,761,548
Increase (decrease) in net assets resulting from operations	(55,698,765)	220,175,528
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(300,118)	(815,396)
Class I	(23,635,655)	(55,305,791)
Class P2	(20,863,659)	(42,055,291)
Class S	(2,307,682)	(5,907,794)
Class S2	(15,372)	(49,525)
Total distributions	(47,122,486)	(104,133,797)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	623,307,521	1,198,336,328
Reinvestment of distributions	47,111,188	104,090,561
	670,418,709	1,302,426,889
Cost of shares redeemed	(471,258,227)	(1,116,901,440)
Net increase in net assets resulting from capital share transactions	199,160,482	185,525,449
Net increase in net assets	96,339,231	301,567,180
NET ASSETS:
Beginning of year or period	3,428,496,766	3,126,929,586
End of year or period	$3,524,835,997	$3,428,496,766
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Index Portfolio
Class I
06-30-21+	13.81	0.10•	0.89	0.99	0.13	—	—	0.13	—	14.67	7.17	0.76	0.49	0.49	1.35	274,131	8
12-31-20	12.24	0.18•	1.79	1.97	0.40	—	—	0.40	—	13.81	17.58	0.80	0.53	0.53	1.56	250,721	27
12-31-19	10.66	0.21•	1.65	1.86	0.28	—	—	0.28	—	12.24	17.76	0.87	0.60	0.60	1.88	321,682	20
12-31-18	12.85	0.25	(2.14)	(1.89)	0.30	—	—	0.30	—	10.66	(15.07)	0.81	0.54	0.54	2.05	499,268	12
12-31-17	9.56	0.19•	3.28	3.47	0.18	—	—	0.18	—	12.85	36.65	0.82	0.55	0.55	1.71	502,979	18
12-31-16	8.85	0.18	0.73	0.91	0.20	—	—	0.20	—	9.56	10.48	0.82	0.57	0.57	1.80	528,461	34
Class P2
06-30-21+	14.04	0.13•	0.89	1.02	0.13	—	—	0.13	—	14.93	7.34	0.76	0.15	0.15	1.73	675,053	8
12-31-20	12.39	0.22•	1.83	2.05	0.40	—	—	0.40	—	14.04	17.95	0.80	0.15	0.15	1.90	544,632	27
12-31-19	10.74	0.29•	1.64	1.93	0.28	—	—	0.28	—	12.39	18.29	0.87	0.16	0.16	2.49	303,648	20
12-31-18	12.88	0.29•	(2.13)	(1.84)	0.30	—	—	0.30	—	10.74	(14.64)	0.81	0.15	0.15	2.44	271,954	12
05-03-17(5) - 12-31-17	10.99	0.20•	1.87	2.07	0.18	—	—	0.18	—	12.88	19.15	0.82	0.15	0.15	2.56	219,322	18
Class S
06-30-21+	13.90	0.09•	0.88	0.97	0.12	—	—	0.12	—	14.75	7.05	1.01	0.74	0.74	1.27	12	8
12-31-20	12.31	0.15•	1.81	1.96	0.37	—	—	0.37	—	13.90	17.27	1.05	0.78	0.78	1.30	4	27
12-31-19	10.71	0.21	1.64	1.85	0.25	—	—	0.25	—	12.31	17.55	1.12	0.85	0.85	1.83	4	20
12-31-18	12.91	0.21	(2.14)	(1.93)	0.27	—	—	0.27	—	10.71	(15.26)	1.06	0.79	0.79	1.71	3	12
12-31-17	9.55	0.17	3.28	3.45	0.09	—	—	0.09	—	12.91	36.35	1.07	0.80	0.80	1.52	4	18
12-31-16	8.82	0.20•	0.72	0.92	0.19	—	—	0.19	—	9.55	10.66	1.07	0.82	0.82	2.16	3	34
Voya International Index Portfolio
Class ADV
06-30-21+	10.86	0.13•	0.79	0.92	0.19	—	—	0.19	—	11.59	8.54	1.04	0.94	0.94	2.36	510,264	2
12-31-20	10.39	0.16	0.53	0.69	0.22	—	—	0.22	—	10.86	7.28	1.04	0.95	0.95	1.43	508,888	12
12-31-19	8.83	0.23•	1.58	1.81	0.25	—	—	0.25	—	10.39	20.86	1.03	0.94	0.94	2.39	542,257	15
12-31-18	10.51	0.21•	(1.66)	(1.45)	0.23	—	—	0.23	—	8.83	(14.11)	1.04	0.94	0.94	2.11	524,307	3
12-31-17	8.63	0.19•	1.88	2.07	0.19	—	—	0.19	—	10.51	24.19	1.03	0.94	0.94	2.00	692,747	4
12-31-16	8.83	0.20•	(0.18)	0.02	0.22	—	—	0.22	—	8.63	0.37	1.05	0.97	0.97	2.30	692,197	3
Class I
06-30-21+	11.09	0.16•	0.80	0.96	0.24	—	—	0.24	—	11.81	8.75	0.54	0.45	0.45	2.84	578,822	2
12-31-20	10.61	0.21	0.54	0.75	0.27	—	—	0.27	—	11.09	7.90	0.54	0.46	0.46	1.98	580,413	12
12-31-19	9.02	0.24•	1.66	1.90	0.31	—	—	0.31	—	10.61	21.44	0.53	0.45	0.45	2.38	700,568	15
12-31-18	10.74	0.26•	(1.69)	(1.43)	0.29	—	—	0.29	—	9.02	(13.73)	0.54	0.45	0.45	2.58	299,378	3
12-31-17	8.81	0.26•	1.91	2.17	0.24	—	—	0.24	—	10.74	24.88	0.53	0.45	0.45	2.65	319,369	4
12-31-16	9.02	0.24•	(0.17)	0.07	0.28	—	—	0.28	—	8.81	0.83	0.55	0.48	0.48	2.72	557,788	3
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio (continued)
Class P2
06-30-21+	11.21	0.19•	0.81	1.00	0.25	—	—	0.25	—	11.96	8.94	0.52	0.15	0.15	3.18	1,309,270	2
12-31-20	10.70	0.22•	0.56	0.78	0.27	—	—	0.27	—	11.21	8.13	0.52	0.16	0.16	2.24	1,143,697	12
12-31-19	9.07	0.31•	1.63	1.94	0.31	—	—	0.31	—	10.70	21.78	0.53	0.15	0.15	3.10	1,011,708	15
12-31-18	10.76	0.29•	(1.69)	(1.40)	0.29	—	—	0.29	—	9.07	(13.42)	0.54	0.15	0.15	2.84	708,457	3
05-03-17(5) - 12-31-17	9.79	0.16•	1.05	1.21	0.24	—	—	0.24	—	10.76	12.59	0.53	0.15	0.15	2.42	589,019	4
Class S
06-30-21+	11.01	0.15•	0.80	0.95	0.22	—	—	0.22	—	11.74	8.67	0.79	0.70	0.70	2.61	80,451	2
12-31-20	10.53	0.18	0.54	0.72	0.24	—	—	0.24	—	11.01	7.62	0.79	0.71	0.71	1.66	75,948	12
12-31-19	8.96	0.27	1.58	1.85	0.28	—	—	0.28	—	10.53	21.04	0.78	0.70	0.70	2.60	77,950	15
12-31-18	10.66	0.24	(1.68)	(1.44)	0.26	—	—	0.26	—	8.96	(13.86)	0.79	0.70	0.70	2.33	68,720	3
12-31-17	8.75	0.22•	1.90	2.12	0.21	—	—	0.21	—	10.66	24.51	0.78	0.70	0.70	2.23	81,188	4
12-31-16	8.96	0.22•	(0.18)	0.04	0.25	—	—	0.25	—	8.75	0.55	0.80	0.73	0.73	2.55	73,054	3
Class S2
06-30-21+	11.00	0.14•	0.79	0.93	0.20	—	—	0.20	—	11.73	8.54	0.94	0.85	0.85	2.48	1,276	2
12-31-20	10.51	0.15	0.56	0.71	0.22	—	—	0.22	—	11.00	7.40	0.94	0.86	0.86	1.49	1,209	12
12-31-19	8.94	0.25•	1.59	1.84	0.27	—	—	0.27	—	10.51	20.93	0.93	0.85	0.85	2.57	1,136	15
12-31-18	10.65	0.22•	(1.68)	(1.46)	0.25	—	—	0.25	—	8.94	(14.07)	0.94	0.85	0.85	2.19	1,289	3
12-31-17	8.71	0.20•	1.91	2.11	0.17	—	—	0.17	—	10.65	24.44	0.93	0.85	0.85	2.03	1,292	4
12-31-16	8.94	0.21•	(0.19)	0.02	0.25	—	—	0.25	—	8.71	0.37	0.98	0.88	0.88	2.50	1,424	3
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-21+	55.65	(0.02)	7.25	7.23	0.10	0.28	—	0.38	—	62.50	13.05	1.04	0.93	0.93	(0.08)	9	17
12-31-20	42.54	0.06	15.22	15.28	0.10	2.07	—	2.17	—	55.65	37.80	1.05	0.93	0.93	0.15	8	13
12-31-19	33.18	0.17	11.14	11.31	0.20	1.75	—	1.95	—	42.54	35.19	1.04	0.93	0.93	0.45	6	19
12-31-18	35.05	0.17	(0.57)	(0.40)	0.23	1.24	—	1.47	—	33.18	(1.44)	1.03	0.93	0.93	0.49	4	9
12-31-17	27.04	0.20	8.04	8.24	0.23	—	—	0.23	—	35.05	30.60	1.03	0.93	0.93	0.64	4	14
12-31-16	25.76	0.24	1.32	1.56	0.28	—	—	0.28	—	27.04	6.13	1.03	0.93	0.93	0.92	3	19
Class I
06-30-21+	56.25	0.12	7.32	7.44	0.32	0.28	—	0.60	—	63.09	13.35	0.54	0.43	0.43	0.42	639,821	17
12-31-20	42.96	0.31	15.33	15.64	0.28	2.07	—	2.35	—	56.25	38.47	0.55	0.43	0.43	0.65	590,681	13
12-31-19	33.49	0.36	11.24	11.60	0.38	1.75	—	2.13	—	42.96	35.84	0.54	0.43	0.43	0.96	446,528	19
12-31-18	35.35	0.37	(0.60)	(0.23)	0.39	1.24	—	1.63	—	33.49	(0.97)	0.53	0.43	0.43	1.00	329,022	9
12-31-17	27.24	0.36	8.10	8.46	0.35	—	—	0.35	—	35.35	31.26	0.53	0.43	0.43	1.15	354,275	14
12-31-16	25.90	0.37	1.31	1.68	0.34	—	—	0.34	—	27.24	6.57	0.53	0.43	0.43	1.34	284,194	19
Class S
06-30-21+	55.81	0.05	7.28	7.33	0.20	0.28	—	0.48	—	62.66	13.21	0.79	0.68	0.68	0.17	898,060	17
12-31-20	42.68	0.21	15.21	15.42	0.22	2.07	—	2.29	—	55.81	38.13	0.80	0.68	0.68	0.40	876,025	13
12-31-19	33.29	0.26	11.16	11.42	0.28	1.75	—	2.03	—	42.68	35.47	0.79	0.68	0.68	0.69	700,395	19
12-31-18	35.15	0.27	(0.59)	(0.32)	0.30	1.24	—	1.54	—	33.29	(1.21)	0.78	0.68	0.68	0.75	321,604	9
12-31-17	27.10	0.28	8.06	8.34	0.29	—	—	0.29	—	35.15	30.93	0.78	0.68	0.68	0.90	343,310	14
12-31-16	25.77	0.28	1.33	1.61	0.28	—	—	0.28	—	27.10	6.31	0.78	0.68	0.68	1.09	281,265	19
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-21+	27.91	0.09•	3.72	3.81	0.25	1.29	—	1.54	—	30.18	14.00	0.93	0.86	0.86	0.59	127,143	6
12-31-20	24.38	0.22•	4.56	4.78	0.29	0.96	—	1.25	—	27.91	21.24	0.94	0.86	0.86	0.90	105,733	6
12-31-19	19.55	0.26•	5.57	5.83	0.30	0.70	—	1.00	—	24.38	30.66	0.89	0.86	0.86	1.16	78,254	5
12-31-18	20.60	0.24•	(1.03)	(0.79)	0.26	—	—	0.26	—	19.55	(3.92)	0.88	0.86	0.86	1.13	54,275	5
12-31-17	17.10	0.22•	3.51	3.73	0.23	—	—	0.23	—	20.60	21.96	0.88	0.87	0.87	1.17	43,874	6
12-31-16	15.71	0.22	1.40	1.62	0.23	—	—	0.23	—	17.10	10.45	0.88	0.87	0.87	1.37	34,466	5
Class I
06-30-21+	28.58	0.16•	3.82	3.98	0.36	1.29	—	1.65	—	30.91	14.28	0.43	0.36	0.36	1.09	512,486	6
12-31-20	24.92	0.34•	4.67	5.01	0.39	0.96	—	1.35	—	28.58	21.86	0.44	0.36	0.36	1.39	457,743	6
12-31-19	19.94	0.36	5.70	6.06	0.38	0.70	—	1.08	—	24.92	31.34	0.39	0.36	0.36	1.66	347,630	5
12-31-18	20.99	0.35•	(1.05)	(0.70)	0.35	—	—	0.35	—	19.94	(3.46)	0.38	0.36	0.36	1.62	260,309	5
12-31-17	17.41	0.32	3.57	3.89	0.31	—	—	0.31	—	20.99	22.57	0.38	0.37	0.37	1.68	272,429	6
12-31-16	16.00	0.31•	1.41	1.72	0.31	—	—	0.31	—	17.41	10.95	0.38	0.37	0.37	1.87	220,228	5
Class S
06-30-21+	28.37	0.12•	3.80	3.92	0.29	1.29	—	1.58	—	30.71	14.16	0.68	0.61	0.61	0.84	632,254	6
12-31-20	24.73	0.28•	4.64	4.92	0.32	0.96	—	1.28	—	28.37	21.58	0.69	0.61	0.61	1.16	596,783	6
12-31-19	19.80	0.32•	5.63	5.95	0.32	0.70	—	1.02	—	24.73	30.96	0.64	0.61	0.61	1.42	592,415	5
12-31-18	20.84	0.29•	(1.04)	(0.75)	0.29	—	—	0.29	—	19.80	(3.69)	0.63	0.61	0.61	1.37	516,424	5
12-31-17	17.29	0.27•	3.55	3.82	0.27	—	—	0.27	—	20.84	22.27	0.63	0.62	0.62	1.43	589,672	6
12-31-16	15.88	0.28	1.40	1.68	0.27	—	—	0.27	—	17.29	10.74	0.63	0.62	0.62	1.63	578,600	5
Class S2
06-30-21+	29.26	0.11•	3.91	4.02	0.27	1.29	—	1.56	—	31.72	14.08	0.83	0.76	0.76	0.72	251	6
12-31-20	25.47	0.25•	4.79	5.04	0.29	0.96	—	1.25	—	29.26	21.37	0.84	0.76	0.76	0.99	1,107	6
12-31-19	20.35	0.29•	5.81	6.10	0.28	0.70	—	0.98	—	25.47	30.80	0.79	0.76	0.76	1.26	1,012	5
12-31-18	21.38	0.27•	(1.07)	(0.80)	0.23	—	—	0.23	—	20.35	(3.81)	0.78	0.76	0.76	1.22	779	5
12-31-17	17.74	0.25•	3.64	3.89	0.25	—	—	0.25	—	21.38	22.08	0.78	0.77	0.77	1.27	1,264	6
12-31-16	16.05	0.25•	1.44	1.69	—	—	—	—	—	17.74	10.53	0.81	0.77	0.77	1.48	1,230	5
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-21+	23.26	0.17•	3.37	3.54	0.44	—	—	0.44	—	26.36	15.27	0.95	0.85	0.85	1.35	5	21
12-31-20	23.99	0.39•	(0.35)	0.04	0.12	0.65	—	0.77	—	23.26	1.00	0.95	0.85	0.85	1.87	4	19
12-31-19	20.34	0.40	4.57	4.97	0.45	0.87	—	1.32	—	23.99	25.30	1.01	0.91	0.91	1.87	4	24
12-31-18	23.13	0.38	(1.96)	(1.58)	0.44	0.77	—	1.21	—	20.34	(7.18)	1.01	0.91	0.91	1.73	4	14
12-31-17	20.81	0.35•	2.33	2.68	0.36	—	—	0.36	—	23.13	13.05	0.99	0.89	0.89	1.62	4	13
12-31-16	18.64	0.36•	2.37	2.73	0.27	0.29	—	0.56	—	20.81	15.10	0.99	0.89	0.89	1.91	3	16
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio (continued)
Class I
06-30-21+	23.50	0.24•	3.40	3.64	0.55	—	—	0.55	—	26.59	15.52	0.45	0.35	0.35	1.85	98,379	21
12-31-20	24.26	0.50•	(0.37)	0.13	0.24	0.65	—	0.89	—	23.50	1.48	0.45	0.35	0.35	2.37	88,235	19
12-31-19	20.57	0.53•	4.60	5.13	0.57	0.87	—	1.44	—	24.26	25.92	0.51	0.41	0.41	2.38	97,086	24
12-31-18	23.34	0.50•	(1.97)	(1.47)	0.53	0.77	—	1.30	—	20.57	(6.62)	0.51	0.41	0.41	2.24	85,885	14
12-31-17	21.01	0.47	2.31	2.78	0.45	—	—	0.45	—	23.34	13.46	0.49	0.39	0.39	2.12	105,552	13
12-31-16	18.77	0.49	2.36	2.85	0.32	0.29	—	0.61	—	21.01	15.64	0.49	0.39	0.39	2.38	97,341	16
Class S
06-30-21+	23.28	0.20•	3.38	3.58	0.49	—	—	0.49	—	26.37	15.41	0.70	0.60	0.60	1.60	834,201	21
12-31-20	24.08	0.45•	(0.38)	0.07	0.22	0.65	—	0.87	—	23.28	1.20	0.70	0.60	0.60	2.13	777,063	19
12-31-19	20.42	0.46•	4.58	5.04	0.51	0.87	—	1.38	—	24.08	25.61	0.76	0.66	0.66	2.05	894,317	24
12-31-18	23.17	0.45•	(1.96)	(1.51)	0.47	0.77	—	1.24	—	20.42	(6.85)	0.76	0.66	0.66	1.99	265,120	14
12-31-17	20.86	0.41•	2.30	2.71	0.40	—	—	0.40	—	23.17	13.19	0.74	0.64	0.64	1.88	320,793	13
12-31-16	18.66	0.42	2.35	2.77	0.28	0.29	—	0.57	—	20.86	15.30	0.74	0.64	0.64	2.12	338,968	16
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-21+	44.95	0.01•	4.36	4.37	0.11	1.61	—	1.72	—	47.60	10.23	0.55	0.40	0.40	0.03	22,192	40
12-31-20	35.97	0.10	11.35	11.45	0.11	2.36	—	2.47	—	44.95	34.83	0.55	0.40	0.40	0.26	32,555	35
12-31-19	29.71	0.18•	9.69	9.87	0.29	3.32	—	3.61	—	35.97	34.87	0.54	0.40	0.40	0.52	22,121	38
12-31-18	35.21	0.27•	(1.68)	(1.41)	0.23	3.86	—	4.09	—	29.71	(5.14)	0.53	0.40	0.40	0.78	15,151	31
12-31-17	28.51	0.21•	6.78	6.99	0.29	—	—	0.29	—	35.21	24.67	0.55	0.43	0.43	0.67	17,724	26
12-31-16	26.89	0.23•	1.66	1.89	0.27	—	—	0.27	—	28.51	7.11	0.56	0.43	0.43	0.86	9,834	27
Class S
06-30-21+	44.76	(0.05)•	4.36	4.31	0.01	1.61	—	1.62	—	47.45	10.10	0.80	0.65	0.65	(0.21)	650,528	40
12-31-20	35.86	0.01	11.31	11.32	0.06	2.36	—	2.42	—	44.76	34.52	0.80	0.65	0.65	0.01	655,413	35
12-31-19	29.62	0.10•	9.65	9.75	0.19	3.32	—	3.51	—	35.86	34.53	0.79	0.65	0.65	0.31	586,966	38
12-31-18	35.11	0.19	(1.68)	(1.49)	0.14	3.86	—	4.00	—	29.62	(5.36)	0.78	0.65	0.65	0.53	244,214	31
12-31-17	28.43	0.13•	6.76	6.89	0.21	—	—	0.21	—	35.11	24.36	0.80	0.68	0.68	0.42	284,959	26
12-31-16	26.81	0.18	1.63	1.81	0.19	—	—	0.19	—	28.43	6.81	0.81	0.68	0.68	0.61	284,539	27
Class S2
06-30-21+	44.66	(0.08)•	4.34	4.26	—	1.61	—	1.61	—	47.31	10.01	0.95	0.80	0.80	(0.36)	2,324	40
12-31-20	35.77	(0.05)	11.30	11.25	—	2.36	—	2.36	—	44.66	34.31	0.95	0.80	0.80	(0.14)	2,327	35
12-31-19	29.55	0.04	9.65	9.69	0.15	3.32	—	3.47	—	35.77	34.36	0.94	0.80	0.80	0.13	1,859	38
12-31-18	35.05	0.14	(1.68)	(1.54)	0.10	3.86	—	3.96	—	29.55	(5.54)	0.93	0.80	0.80	0.39	1,462	31
12-31-17	28.39	0.08•	6.76	6.84	0.18	—	—	0.18	—	35.05	24.19	0.95	0.83	0.83	0.27	1,726	26
12-31-16	26.74	0.12	1.65	1.77	0.12	—	—	0.12	—	28.39	6.65	0.99	0.83	0.83	0.46	1,475	27
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-21+	12.59	0.02•	1.89	1.91	0.09	1.36	—	1.45	—	13.05	15.83	1.03	0.90	0.90	0.36	216,174	17
12-31-20	13.08	0.09	1.24	1.33	0.12	1.70	—	1.82	—	12.59	16.01	1.05	0.90	0.90	0.81	188,952	16
12-31-19	12.51	0.10	3.23	3.33	0.16	2.60	—	2.76	—	13.08	29.32	0.95	0.90	0.90	0.86	189,561	8
12-31-18	15.79	0.12	(1.45)	(1.33)	0.15	1.80	—	1.95	—	12.51	(9.80)(a)	0.95	0.91	0.91	0.81(b)	152,323	11
12-31-17	14.63	0.12	2.29	2.41	0.17	1.08	—	1.25	—	15.79	17.39	0.94	0.93	0.93	0.81	181,784	9
12-31-16	14.97	0.12•	1.59	1.71	0.14	1.91	—	2.05	—	14.63	12.86	0.94	0.93	0.93	0.87	158,645	20
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class I
06-30-21+	13.24	0.06•	1.97	2.03	0.14	1.36	—	1.50	—	13.77	16.02	0.53	0.40	0.40	0.86	884,440	17
12-31-20	13.65	0.16	1.31	1.47	0.18	1.70	—	1.88	—	13.24	16.67	0.55	0.40	0.40	1.31	726,726	16
12-31-19	12.96	0.18•	3.34	3.52	0.23	2.60	—	2.83	—	13.65	29.95	0.45	0.40	0.40	1.35	754,716	8
12-31-18	16.28	0.20•	(1.49)	(1.29)	0.23	1.80	—	2.03	—	12.96	(9.31)(a)	0.45	0.41	0.41	1.28(b)	765,511	11
12-31-17	15.04	0.20•	2.36	2.56	0.24	1.08	—	1.32	—	16.28	17.97	0.44	0.43	0.43	1.28	1,191,269	9
12-31-16	15.34	0.22	1.60	1.82	0.21	1.91	—	2.12	—	15.04	13.40	0.44	0.43	0.43	1.38	1,432,810	20
Class P2
06-30-21+	13.41	0.08•	1.99	2.07	0.15	1.36	—	1.51	—	13.97	16.14	0.44	0.15	0.15	1.18	421,755	17
12-31-20	13.77	0.18•	1.34	1.52	0.18	1.70	—	1.88	—	13.41	16.91	0.45	0.15	0.15	1.56	226,685	16
12-31-19	13.01	0.21•	3.38	3.59	0.23	2.60	—	2.83	—	13.77	30.43	0.45	0.15	0.15	1.58	183,282	8
12-31-18	16.31	0.24•	(1.51)	(1.27)	0.23	1.80	—	2.03	—	13.01	(9.15)(a)	0.45	0.16	0.16	1.55(b)	180,790	11
05-03-17(5) - 12-31-17	15.87	0.17•	1.59	1.76	0.24	1.08	—	1.32	—	16.31	12.01	0.44	0.15	0.15	1.68	228,215	9
Class S
06-30-21+	13.02	0.04•	1.94	1.98	0.11	1.36	—	1.47	—	13.53	15.89	0.78	0.65	0.65	0.61	270,195	17
12-31-20	13.45	0.15	1.27	1.42	0.15	1.70	—	1.85	—	13.02	16.32	0.80	0.65	0.65	1.06	240,792	16
12-31-19	12.79	0.16	3.29	3.45	0.19	2.60	—	2.79	—	13.45	29.74	0.70	0.65	0.65	1.10	275,980	8
12-31-18	16.09	0.16•	(1.48)	(.32)	0.18	1.80	—	1.98	—	12.79	(9.57)(a)	0.70	0.66	0.66	1.06(b)	250,242	11
12-31-17	14.88	0.16•	2.33	2.49	0.20	1.08	—	1.28	—	16.09	17.67	0.69	0.68	0.68	1.05	321,478	9
12-31-16	15.19	0.16•	1.61	1.77	0.17	1.91	—	2.08	—	14.88	13.12	0.69	0.68	0.68	1.12	364,384	20
Class S2
06-30-21+	12.74	0.03•	1.90	1.93	0.08	1.36	—	1.44	—	13.23	15.81	0.93	0.80	0.80	0.45	11,004	17
12-31-20	13.21	0.13	1.23	1.36	0.13	1.70	—	1.83	—	12.74	16.11	0.95	0.80	0.80	0.91	12,343	16
12-31-19	12.60	0.12	3.26	3.38	0.17	2.60	—	2.77	—	13.21	29.56	0.85	0.80	0.80	0.96	14,835	8
12-31-18	15.89	0.13•	(1.46)	(1.33)	0.16	1.80	—	1	—	12.60	(9.75)(a)	0.85	0.81	0.81	0.91(b)	12,327	11
12-31-17	14.71	0.15	2.28	2.43	0.17	1.08	—	1.25	—	15.89	17.47	0.84	0.83	0.83	0.91	16,303	9
12-31-16	15.03	0.14•	1.59	1.73	0.14	1.91	—	2.05	—	14.71	12.99	0.87	0.83	0.83	0.96	16,466	20
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-21+	14.94	(0.00)*	2.55	2.55	0.05	—	—	0.05	—	17.44	17.10	1.04	0.95	0.95	(0.03)	137,934	22
12-31-20	13.75	0.06	2.04	2.10	0.08	0.83	—	0.91	—	14.94	18.93	1.05	0.95	0.95	0.46	113,940	41
12-31-19	12.53	0.07	2.84	2.91	0.09	1.60	—	1.69	—	13.75	24.57	0.98	0.95	0.95	0.54	111,010	22
12-31-18	15.15	0.06	(1.67)	(1.61)	0.10	0.91	—	1.01	—	12.53	(11.68)(c)	0.96	0.96	0.96	0.41(d)	97,210	17
12-31-17	14.48	0.08	1.78	1.86	0.11	1.08	—	1.19	—	15.15	13.65	0.96	0.95	0.95	0.53	110,992	18
12-31-16	13.88	0.09	2.34	2.43	0.13	1.70	—	1.83	—	14.48	20.56	0.96	0.95	0.95	0.68	98,458	11
Class I
06-30-21+	15.57	0.04	2.65	2.69	0.11	—	—	0.11	—	18.15	17.32	0.54	0.45	0.45	0.46	289,308	22
12-31-20	14.30	0.13	2.12	2.25	0.15	0.83	—	0.98	—	15.57	19.56	0.55	0.45	0.45	0.97	252,530	41
12-31-19	12.98	0.14	2.95	3.09	0.17	1.60	—	1.77	—	14.30	25.17	0.48	0.45	0.45	1.04	390,842	22
12-31-18	15.66	0.14	(1.74)	(1.60)	0.17	0.91	—	1.08	—	12.98	(11.27)(c)	0.46	0.46	0.46	0.90(d)	386,854	17
12-31-17	14.91	0.15	1.85	2.00	0.17	1.08	—	1.25	—	15.66	14.27	0.46	0.45	0.45	1.03	463,391	18
12-31-16	14.25	0.17	2.39	2.56	0.20	1.70	—	1.90	—	14.91	21.11	0.46	0.45	0.45	1.17	412,050	11
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class P2
06-30-21+	15.73	0.07	2.68	2.75	0.12	—	—	0.12	—	18.36	17.55	0.46	0.15	0.15	0.77	318,381	22
12-31-20	14.44	0.19	2.08	2.27	0.15	0.83	—	0.98	—	15.73	19.49	0.47	0.15	0.15	1.42	289,711	41
12-31-19	13.06	0.19	2.96	3.15	0.17	1.60	—	1.77	—	14.44	25.49	0.48	0.15	0.15	1.36	117,341	22
12-31-18	15.70	0.19	(1.75)	(1.56)	0.17	0.91	—	1.08	—	13.06	(10.98)(c)	0.46	0.16	0.16	1.18(d)	79,563	17
05-03-17(5) - 12-31-17	15.34	0.14	1.47	1.61	0.17	1.08	—	1.25	—	15.70	11.34	0.46	0.15	0.15	1.38	125,069	18
Class S
06-30-21+	15.39	0.02	2.62	2.64	0.08	—	—	0.08	—	17.95	17.18	0.79	0.70	0.70	0.21	473,771	22
12-31-20	14.15	0.10	2.10	2.20	0.13	0.83	—	0.96	—	15.39	19.34	0.80	0.70	0.70	0.71	420,955	41
12-31-19	12.86	0.11	2.90	3.01	0.12	1.60	—	1.72	—	14.15	24.77	0.73	0.70	0.70	0.84	429,300	22
12-31-18	15.51	0.10	(1.71)	(1.61)	0.13	0.91	—	1.04	—	12.86	(11.43)(c)	0.71	0.71	0.71	0.65(d)	191,769	17
12-31-17	14.78	0.11	1.83	1.94	0.13	1.08	—	1.21	—	15.51	13.97	0.71	0.70	0.70	0.76	242,692	18
12-31-16	14.13	0.13	2.38	2.51	0.16	1.70	—	1.86	—	14.78	20.81	0.71	0.70	0.70	0.92	277,690	11
Class S2
06-30-21+	15.07	0.01	2.57	2.58	0.06	—	—	0.06	—	17.59	17.14	0.94	0.85	0.85	0.07	7,804	22
12-31-20	13.86	0.09	2.04	2.13	0.09	0.83	—	0.92	—	15.07	19.03	0.95	0.85	0.85	0.56	6,495	41
12-31-19	12.62	0.09	2.86	2.95	0.11	1.60	—	1.71	—	13.86	24.70	0.88	0.85	0.85	0.64	7,379	22
12-31-18	15.24	0.09	(1.70)	(1.61)	0.10	0.91	—	1.01	—	12.62	(11.60)(c)	0.86	0.86	0.86	0.51(d)	6,975	17
12-31-17	14.55	0.09	1.79	1.88	0.11	1.08	—	1.19	—	15.24	13.76	0.86	0.85	0.85	0.61	8,365	18
12-31-16	13.93	0.11	2.35	2.46	0.14	1.70	—	1.84	—	14.55	20.70	0.89	0.85	0.85	0.77	9,170	11
Voya U.S. Bond Index Portfolio
Class ADV
06-30-21+	11.27	0.05•	(0.26)	(0.21)	0.12	—	—	0.12	—	10.94	(1.88)	0.89	0.88	0.88	0.89	26,676	244
12-31-20	10.85	0.13	0.59	0.72	0.23	0.07	—	0.30	—	11.27	6.69	0.88	0.88	0.88	1.23	30,573	377
12-31-19	10.27	0.21	0.58	0.79	0.21	—	—	0.21	—	10.85	7.69	0.88	0.88	0.88	1.97	26,983	222
12-31-18	10.55	0.20	(0.29)	(0.09)	0.19	—	—	0.19	—	10.27	(0.84)	0.91	0.90	0.90	1.93	27,118	234
12-31-17	10.49	0.18	0.10	0.28	0.19	0.03	—	0.22	—	10.55	2.68	0.91	0.90	0.90	1.67	31,475	155
12-31-16	10.48	0.17	0.03	0.20	0.17	0.02	—	0.19	—	10.49	1.87	0.91	0.90	0.90	1.57	32,600	203
Class I
06-30-21+	11.32	0.08•	(0.28)	(0.20)	0.14	—	—	0.14	—	10.98	(1.72)	0.39	0.38	0.38	1.39	1,745,159	244
12-31-20	10.90	0.20	0.58	0.78	0.29	0.07	—	0.36	—	11.32	7.20	0.38	0.38	0.38	1.73	1,811,026	377
12-31-19	10.31	0.27•	0.58	0.85	0.26	—	—	0.26	—	10.90	8.30	0.38	0.38	0.38	2.48	1,808,834	222
12-31-18	10.59	0.25	(0.29)	(0.04)	0.24	—	—	0.24	—	10.31	(0.33)	0.41	0.40	0.40	2.44	2,146,798	234
12-31-17	10.53	0.24	0.10	0.34	0.25	0.03	—	0.28	—	10.59	3.19	0.41	0.40	0.40	2.17	2,424,885	155
12-31-16	10.52	0.23	0.02	0.25	0.22	0.02	—	0.24	—	10.53	2.33	0.41	0.40	0.40	2.07	3,069,317	203
Class P2
06-30-21+	11.32	0.09•	(0.27)	(0.18)	0.16	—	—	0.16	—	10.98	(1.60)	0.39	0.15	0.15	1.62	1,564,907	244
12-31-20	10.90	0.22	0.59	0.81	0.32	0.07	—	0.39	—	11.32	7.47	0.38	0.15	0.15	1.94	1,379,657	377
12-31-19	10.31	0.28	0.60	0.88	0.29	—	—	0.29	—	10.90	8.57	0.38	0.15	0.15	2.70	1,112,415	222
12-31-18	10.59	0.27	(0.28)	(0.01)	0.27	—	—	0.27	—	10.31	(0.08)	0.41	0.15	0.15	2.70	856,890	234
05-03-17(5) - 12-31-17	10.60	0.17•	0.03	0.20	0.18	0.03	—	0.21	—	10.59	1.89	0.41	0.15	0.15	2.34	731,605	155
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S
06-30-21+	11.29	0.06•	(0.27)	(0.21)	0.13	—	—	0.13	—	10.95	(1.85)	0.64	0.63	0.63	1.14	186,663	244
12-31-20	10.86	0.16	0.60	0.76	0.26	0.07	—	0.33	—	11.29	7.05	0.63	0.63	0.63	1.47	205,870	377
12-31-19	10.28	0.24	0.57	0.81	0.23	—	—	0.23	—	10.86	7.95	0.63	0.63	0.63	2.22	177,236	222
12-31-18	10.56	0.23	(0.29)	(0.06)	0.22	—	—	0.22	—	10.28	(0.58)	0.66	0.65	0.65	2.18	170,552	234
12-31-17	10.50	0.21	0.10	0.31	0.22	0.03	—	0.25	—	10.56	2.94	0.66	0.65	0.65	1.92	190,071	155
12-31-16	10.49	0.20	0.03	0.23	0.20	0.02	—	0.22	—	10.50	2.10	0.66	0.65	0.65	1.82	237,455	203
Class S2
06-30-21+	11.29	0.05•	(0.26)	(0.21)	0.12	—	—	0.12	—	10.96	(1.83)	0.79	0.78	0.78	0.99	1,431	244
12-31-20	10.87	0.15•	0.58	0.73	0.24	0.07	—	0.31	—	11.29	6.79	0.78	0.78	0.78	1.33	1,370	377
12-31-19	10.28	0.21	0.60	0.81	0.22	—	—	0.22	—	10.87	7.89	0.78	0.78	0.78	2.07	1,462	222
12-31-18	10.56	0.21•	(0.29)	(0.08)	0.20	—	—	0.20	—	10.28	(0.73)	0.81	0.80	0.80	2.03	1,146	234
12-31-17	10.50	0.19	0.10	0.29	0.20	0.03	—	0.23	—	10.56	2.78	0.81	0.80	0.80	1.77	2,449	155
12-31-16	10.49	0.18	0.03	0.21	0.18	0.02	—	0.20	—	10.50	1.97	0.84	0.80	0.80	1.67	2,959	203

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Mid Cap Index Portfolio would have been (9.81)%, (9.32)%, (9.16)%, (9.58)% and (9.76)% for Classes ADV, I, P2, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Russell™ Mid Cap Index Portfolio would have been 0.80%, 1.27%, 1.54%, 1.05% and 0.90% for Class ADV, I, P2, S and S2, respectively.

(c)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Small Cap Index Portfolio would have been (11.72)%, (11.31)%, (11.02)%, (11.47)% and (11.64)% for Classes ADV, I, P2, S and S2, respectively.

(d)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya RusseII™ Small Cap Index Portfolio would have been 0.37%, 0.86%, 1.14%, 0.61% and 0.47% for Classes ADV, I, P2, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are fourteen active separate investment series that comprise the Company. The nine series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class P2, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges.The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and
(h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2021, Emerging Markets Index had a liability position of $4,112 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2021 the Portfolio could have been required to pay this amount in cash to its counterparty. As of June 30, 2021 there was no collateral posted by Emerging Markets Index for its open OTC derivative instruments.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
For the period ended June 30, 2021, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the period ended June 30, 2021, Emerging Markets Index had average contract amounts on forward foreign currency contracts to buy and sell of $929,603 and $70,245, respectively. Please refer to the tables within the respective Portfolio of Investments for open forward foreign currency contracts as of June 30, 2021.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration stategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2021, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.
	Purchased	Sold
Emerging Markets Index	$28,164,638	$—
International Index	38,605,660	—
Russell™ Large Cap Growth Index	3,990,670	—
Russell™ Large Cap Index	3,528,030	—
Russell™ Large Cap Value Index	2,663,520	—
Russell™ Mid Cap Growth Index	$1,673,807	$—
Russell™ Mid Cap Index	4,666,333	—
Russell™ Small Cap Index	30,747,137	—
U.S. Bond Index	11,392,500	26,828,703
Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2021.
J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2021, U.S. Bond Index had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond Index used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2021, U.S. Bond Index had sold credit protection with an average notional amount of $43,333,333 on credit default swaps. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at June 30, 2021. There were no open credit default swaps to buy protection at June 30, 2021.
At June 30, 2021, U.S. Bond Index had pledged $800,000 in cash collateral for open centrally cleared credit default swaps.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2021, U.S. Bond received cash collateral of $446,000 for open delayed-delivery or when-issued securities.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:
	Purchases	Sales
Emerging Markets Index	$171,329,085	$64,691,039
International Index	38,674,674	57,378,946
Russell™ Large Cap Growth Index	245,506,089	358,444,260
Russell™ Large Cap Index	77,151,236	121,325,203
Russell™ Large Cap Value Index	187,516,211	236,201,543
Russell™ Mid Cap Growth Index	263,429,722	347,323,256
Russell™ Mid Cap Index	458,461,339	265,462,224
Russell™ Small Cap Index	257,129,774	306,952,489
U.S. Bond Index	118,454,284	82,975,119
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$8,515,549,100	$8,249,751,327
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Emerging Markets Index(1)	0.65%
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Russell™ Large Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(2)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million; 0.37% on the next $500 million; 0.35% on the next $1 billion; 0.33% on the next $2 billion; 0.31% on the next $2 billion; and 0.29% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.27% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this obligation requires approval by the Board.
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	18.96%
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	5.43
Voya Index Solution 2025 Portfolio	Emerging Markets Index	8.33
	International Index	6.30
	U.S. Bond Index	14.17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2030 Portfolio	Emerging Markets Index	5.57
	International Index	6.00
	U.S. Bond Index	6.79
Voya Index Solution 2035 Portfolio	Emerging Markets Index	14.76
	International Index	10.08
	Russell™ Small Cap Index	5.56
	U.S. Bond Index	6.78
Voya Index Solution 2040 Portfolio	Emerging Markets Index	8.64%
	International Index	5.95
Voya Index Solution 2045 Portfolio	Emerging Markets Index	13.32
	International Index	9.24
Voya Index Solution 2050 Portfolio	Emerging Markets Index	6.72
Voya Index Solution 2055 Portfolio	Emerging Markets Index	7.08
	International Index	5.14
Voya Index Solution Income Portfolio	U.S. Bond Index	12.69
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	14.69
	Russell™ Large Cap Index	20.59
	Russell™ Large Cap Value Index	7.44
	Russell™ Mid Cap Index	15.20
	Russell™ Small Cap Index	12.90
Voya Retirement Conservative Portfolio	U.S. Bond Index	8.05
Voya Retirement Growth Portfolio	Emerging Markets Index	16.46
	International Index	11.34
	Russell™ Mid Cap Index	12.77
	U.S. Bond Index	11.84
Voya Retirement Insurance and Annuity Company	Russell™ Large Cap Growth Index	16.14
	Russell™ Large Cap Index	34.86
	Russell™ Large Cap Value Index	7.11
	Russell™ Mid Cap Growth Index	6.27
	Russell™ Mid Cap Index	25.03
	Russell™ Small Cap Index	20.67
Voya Retirement Moderate Growth Portfolio	Emerging Markets Index	7.54
	Russell™ Mid Cap Index	5.85
	U.S. Bond Index	14.21
Voya Retirement Moderate Portfolio	U.S. Bond Index	12.89
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Porfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Emerging Markets Index	$262
International Index	106,986
Russell™ Large Cap Growth Index	189,794
Russell™ Large Cap Index	309,078
Russell™ Large Cap Value Index	60,091
Russell™ Mid Cap Growth Index	36,529
Russell™ Mid Cap Index	545,408
Russell™ Small Cap Index	350,301
U.S. Bond Index	47,218
NOTE 7 — LICENSING FEES
The following Portfolios pay an annual licensing fee to the licensor listed below:
Portfolio	Licensor
Emerging Markets Index	MSCI Inc.
International Index	MSCI Inc.
Russell™ Large Cap Growth Index, Russell™ Large Cap Index, Russell™ Large Cap Value Index, Russell™ Mid Cap Growth Index, Russell™ Mid Cap Index, and Russell™ Small Cap Index	Frank Russell Company
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class S	Class S2
Emerging Markets Index	N/A	N/A	0.15%	N/A	N/A
International Index(1)	1.00%	0.50%	0.15%	0.75%	0.90%
Russell™ Large Cap Growth Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Large Cap Index(3)	0.87%	0.37%	N/A	0.62%	0.77%
Russell™ Large Cap Value Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(4)	N/A	0.43%	N/A	0.68%	0.83%
Russell™ Mid Cap Index(5)	0.93%	0.43%	0.15%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.15%	0.70%	0.85%
U.S. Bond Index	0.88%	0.38%	0.15%	0.63%	0.78%

(1)
Pursuant to a side letter agreement through May 1, 2022, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, through May 1, 2022, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement through May 1, 2022, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Pursuant to a side letter agreement through May 1, 2022, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.Termination or modification of this obligation requires approval by the Board.

(5)
Pursuant to a side letter agreement through May 1, 2022, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2021, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2022	2023	2024	Total
Emerging Markets Index	$1,108,066	$1,167,997	$1,728,236	$4,004,299
International Index	3,832,186	4,311,280	5,338,995	13,482,461
Russell™ Mid Cap Index	522,030	512,656	734,247	1,768,933
Russell™ Small Cap Index	405,790	733,936	1,412,027	2,551,753
U.S. Bond Index	2,232,474	2,464,006	3,217,067	7,913,547
The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

The following Portfolios utilized the line of credit during the six months ended June 30, 2021:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
International Index	12	$2,049,167	1.28%
Russell™ Large Cap Growth Index	6	4,033,333	1.29
Russell™ Large Cap Index	1	2,614,000	1.27
Russell™ Large Cap Value Index	1	929,000	1.26
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Russell™ Mid Cap Growth Index(1)	5	$3,972,600	1.29%
Russell™ Mid Cap Index	4	5,902,000	1.27
Russell™ Small Cap Index	3	7,600,667	1.27

(1)
At June 30, 2021, Russell™ Mid Cap Growth Index had an outstanding balance of $2,895,000.

NOTE 10 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Emerging Markets Index
Class I
6/30/2021	3,099,693	—	164,018	(2,725,894)	537,817	45,330,381	—	2,268,361	(39,169,408)	8,429,334
12/31/2020	3,807,211	—	1,134,784	(13,067,616)	(8,125,621)	37,623,048	—	10,859,887	(145,560,125)	(97,077,190)
Class P2
6/30/2021	11,405,325	—	451,344	(5,455,250)	6,401,419	168,129,362	—	6,354,916	(79,433,217)	95,051,061
12/31/2020	18,694,813	—	1,103,686	(5,514,682)	14,283,817	225,092,230	—	10,705,759	(63,659,691)	172,138,298
Class S
6/30/2021	512	—	4	—	516	7,385	—	60	—	7,445
12/31/2020	—	—	—	—	—	—	—	—	—	—
International Index
Class ADV
6/30/2021	472,984	—	751,766	(4,051,203)	(2,826,453)	5,450,487	—	8,487,432	(46,165,099)	(32,227,180)
12/31/2020	1,351,063	—	1,309,527	(8,002,894)	(5,342,304)	12,534,177	—	10,711,930	(75,292,572)	(52,046,465)
Class I
6/30/2021	1,279,760	—	1,038,062	(5,659,936)	(3,342,114)	15,006,837	—	11,937,715	(65,188,090)	(38,243,538)
12/31/2020	11,617,502	—	2,269,421	(27,531,885)	(13,644,962)	104,484,900	—	18,904,277	(263,750,688)	(140,361,511)
Class P2
6/30/2021	10,947,996	—	2,239,276	(5,743,220)	7,444,052	129,558,849	—	26,065,167	(67,181,266)	88,442,750
12/31/2020	36,486,268	—	3,682,632	(32,722,242)	7,446,658	343,126,086	—	30,934,105	(322,162,359)	51,897,832
Class S
6/30/2021	253,568	—	129,338	(426,708)	(43,802)	2,921,466	—	1,478,337	(4,911,505)	(511,702)
12/31/2020	797,879	—	198,997	(1,497,555)	(500,679)	7,261,902	—	1,647,697	(13,721,678)	(4,812,079)
Class S2
6/30/2021	14,635	—	1,882	(17,601)	(1,084)	168,317	—	21,515	(203,696)	(13,864)
12/31/2020	35,993	—	2,700	(36,916)	1,777	339,878	—	22,361	(340,419)	21,820
Russell™ Large Cap Growth Index
Class ADV
6/30/2021	—	—	1	—	1	—	—	53	—	53
12/31/2020	—	—	7	—	7	—	—	289	—	289
Class I
6/30/2021	218,198	—	107,282	(685,271)	(359,791)	12,696,412	—	6,115,055	(39,656,792)	(20,845,325)
12/31/2020	726,811	—	581,399	(1,200,889)	107,321	34,269,502	—	23,779,201	(54,063,252)	3,985,451
Class S
6/30/2021	260,656	—	121,585	(1,746,644)	(1,364,403)	14,886,590	—	6,885,357	(100,530,960)	(78,759,013)
12/31/2020	1,696,438	—	863,701	(3,272,822)	(712,683)	78,731,171	—	35,109,433	(150,047,996)	(36,207,392)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Large Cap Index
Class ADV
6/30/2021	450,216	—	216,678	(243,151)	423,743	13,153,950	—	6,149,334	(7,106,833)	12,196,451
12/31/2020	947,697	—	199,488	(569,046)	578,139	22,525,151	—	4,209,193	(13,357,828)	13,376,516
Class I
6/30/2021	582,567	—	889,219	(910,950)	560,836	17,389,625	—	25,822,923	(26,834,969)	16,377,579
12/31/2020	3,503,575	—	973,393	(2,411,220)	2,065,748	80,301,832	—	20,957,157	(59,173,257)	42,085,732
Class S
6/30/2021	226,582	—	1,080,175	(1,755,523)	(448,766)	6,796,636	—	31,173,865	(52,135,365)	(14,164,864)
12/31/2020	1,336,400	—	1,291,306	(5,545,413)	(2,917,707)	32,958,549	—	27,646,863	(130,534,965)	(69,929,553)
Class S2
6/30/2021	396	—	393	(30,683)	(29,894)	12,099	—	11,719	(932,231)	(908,413)
12/31/2020	11,258	—	2,286	(15,451)	(1,907)	265,489	—	50,546	(416,003)	(99,968)
Russell™ Large Cap Value Index
Class ADV
6/30/2021	—	—	3	—	3	—	—	85	—	85
12/31/2020	—	—	8	—	8	—	—	142	—	142
Class I
6/30/2021	121,923	—	77,037	(254,534)	(55,574)	3,163,013	—	2,022,225	(6,587,566)	(1,402,328)
12/31/2020	277,152	—	181,629	(705,017)	(246,236)	5,801,178	—	3,389,201	(14,592,080)	(5,401,701)
Class S
6/30/2021	454,348	—	595,948	(2,792,441)	(1,742,145)	11,771,296	—	15,518,493	(70,610,935)	(43,321,146)
12/31/2020	1,090,709	—	1,631,634	(6,483,290)	(3,760,947)	22,659,546	—	30,217,857	(135,576,184)	(82,698,781)
Russell™ Mid Cap Growth Index
Class I
6/30/2021	43,125	—	20,926	(322,063)	(258,012)	1,969,675	—	879,739	(14,956,760)	(12,107,346)
12/31/2020	220,381	—	46,737	(157,882)	109,236	8,258,141	—	1,462,417	(5,767,871)	3,952,687
Class S
6/30/2021	54,179	—	523,124	(1,509,520)	(932,217)	2,459,909	—	21,929,351	(68,805,502)	(44,416,242)
12/31/2020	271,804	—	1,171,184	(3,167,300)	(1,724,312)	9,049,695	—	36,540,946	(115,171,429)	(69,580,788)
Class S2
6/30/2021	467	—	1,818	(5,284)	(2,999)	21,246	—	76,005	(234,419)	(137,168)
12/31/2020	1,329	—	3,861	(5,050)	140	48,446	—	120,315	(195,299)	(26,538)
Russell™ Mid Cap Index
Class ADV
6/30/2021	736,954	—	1,757,643	(928,217)	1,566,380	9,876,563	—	21,636,582	(12,333,446)	19,179,699
12/31/2020	707,417	—	2,836,381	(3,031,791)	512,007	7,591,571	—	25,130,338	(32,759,014)	(37,105)
Class I
6/30/2021	8,401,688	—	5,953,492	(5,029,042)	9,326,138	116,282,047	—	77,276,322	(70,346,306)	123,212,063
12/31/2020	8,034,405	—	11,588,194	(20,003,908)	(381,309)	87,596,903	—	107,538,439	(223,458,302)	(28,322,960)
Class P2
6/30/2021	11,422,816	—	3,078,500	(1,226,678)	13,274,638	174,188,783	—	40,543,843	(17,285,136)	197,447,490
12/31/2020	5,319,451	—	2,944,051	(4,670,779)	3,592,723	60,058,658	—	27,644,645	(53,546,817)	34,156,486
Class S
6/30/2021	1,308,229	—	2,092,246	(1,927,544)	1,472,931	18,570,278	—	26,697,056	(26,672,361)	18,594,973
12/31/2020	805,130	—	3,555,479	(6,387,583)	(2,026,974)	8,996,130	—	32,497,082	(71,405,738)	(29,912,526)
Class S2
6/30/2021	114,318	—	91,345	(342,811)	(137,148)	1,556,607	—	1,139,987	(4,603,510)	(1,906,916)
12/31/2020	111,116	—	208,595	(474,295)	(154,584)	1,220,260	—	1,869,010	(5,123,754)	(2,034,484)
Russell™ Small Cap Index
Class ADV
6/30/2021	909,507	—	24,998	(648,501)	286,004	15,297,894	—	402,726	(10,978,372)	4,722,248
12/31/2020	794,169	—	732,039	(1,976,643)	(450,435)	9,329,645	—	7,042,217	(23,822,434)	(7,450,572)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Small Cap Index (continued)
Class I
6/30/2021	1,342,145	—	101,093	(1,724,059)	(280,821)	23,446,775	—	1,694,311	(29,699,570)	(4,558,484)
12/31/2020	4,372,321	—	2,793,270	(18,274,222)	(11,108,631)	48,625,079	—	27,904,767	(211,139,078)	(134,609,232)
Class P2
6/30/2021	8,020,444	—	151,084	(9,241,095)	(1,069,567)	139,830,354	—	2,559,370	(160,350,833)	(17,961,109)
12/31/2020	22,696,241	—	—	(12,406,886)	10,289,355	277,873,661	—	—	(147,015,925)	130,857,736
Class S
6/30/2021	1,505,664	—	124,343	(2,591,493)	(961,486)	25,275,248	—	2,061,604	(44,740,374)	(17,403,522)
12/31/2020	841,175	—	2,723,415	(6,535,183)	(2,970,593)	10,155,188	—	26,934,569	(79,633,907)	(42,544,150)
Class S2
6/30/2021	88,341	—	1,625	(77,147)	12,819	1,511,678	—	26,399	(1,304,709)	233,368
12/31/2020	81,989	—	47,192	(230,895)	(101,714)	989,422	—	457,767	(2,634,067)	(1,186,878)
U.S. Bond Index
Class ADV
6/30/2021	157,559	—	27,411	(458,187)	(273,217)	1,724,460	—	300,118	(5,034,319)	(3,009,741)
12/31/2020	784,138	—	72,319	(631,040)	225,417	8,759,544	—	815,396	(7,099,793)	2,475,147
Class I
6/30/2021	25,508,623	—	2,149,873	(28,756,734)	(1,098,238)	281,223,324	—	23,624,357	(316,175,982)	(11,328,301)
12/31/2020	44,674,982	—	4,885,239	(55,583,742)	(6,023,521)	505,338,853	—	55,262,555	(625,196,240)	(64,594,832)
Class P2
6/30/2021	30,315,617	—	1,899,345	(11,598,639)	20,616,323	333,116,423	—	20,863,659	(127,529,732)	226,450,350
12/31/2020	55,610,653	—	3,716,295	(39,511,566)	19,815,382	628,662,145	—	42,055,291	(444,353,863)	226,363,573
Class S
6/30/2021	645,332	—	210,548	(2,050,840)	(1,194,960)	7,097,464	—	2,307,682	(22,457,847)	(13,052,701)
12/31/2020	4,891,798	—	523,482	(3,488,974)	1,926,306	54,805,364	—	5,907,794	(39,272,984)	21,440,174
Class S2
6/30/2021	13,234	—	1,402	(5,416)	9,220	145,850	—	15,372	(60,347)	100,875
12/31/2020	68,885	—	4,385	(86,425)	(13,155)	770,422	—	49,525	(978,560)	(158,613)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:
Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$20,810	$(20,810)	$—
Citigroup Global Markets Limited	35,755	(35,755)	—
Citigroup Global Markets Inc.	40,964	(40,964)	—
Cowen Execution Services LLC	390,461	(390,461)	—
Credit Suisse AG	613,203	(613,203)	—
Deutsche Bank, AG	64,702	(64,702)	—
Goldman, Sachs & Co. LLC	1,957,491	(1,957,491)	—
Goldman Sachs International	66,993	(66,993)	—
HSBC Bank PLC	506,622	(506,622)	—
Jefferies LLC	738,367	(738,367)	—
J.P. Morgan Securities LLC	183,601	(183,601)	—
JP Morgan Securities, Plc.	20,767	(20,767)	—
Macquarie Bank Limited	222,277	(222,277)	—
Merrill Lynch International	732,115	(732,115)	—
Morgan Stanley & Co. LLC	2,104,216	(2,104,216)	—
National Financial Services LLC	126,889	(126,889)	—
State Street Bank and Trust Company	586,199	(586,199)	—
UBS AG	516,143	(516,143)	—
Total	$8,927,575	$(8,927,575)	$—

(1)
Cash collateral with a fair value of $9,486,047 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$281,492	$(281,492)	$—
Barclays Capital Inc.	4,392,055	(4,392,055)	—
BMO Capital Markets Corp	3,731,109	(3,731,109)	—
BNP Paribas Arbitrage	4,416,267	(4,416,267)	—
BofA Securities Inc	6,439,860	(6,439,860)	—
Citigroup Global Markets Limited	6,368,141	(6,368,141)	—
Citigroup Global Markets Inc.	3,853,198	(3,853,198)	—
Credit Suisse AG	785,430	(785,430)	—
Daiwa Capital Markets America Inc.	189,858	(189,858)	—
Goldman, Sachs & Co. LLC	7,104,729	(7,104,729)	—
HSBC Bank PLC	4,119,736	(4,119,736)	—
Jefferies LLC	73,343	(73,343)	—
JP Morgan Securities, Plc.	10,802,720	(10,802,720)	—
Merrill Lynch International	7,093,268	(7,093,268)	—
MUFG Securities EMEA plc	16,308,819	(16,308,819)	—
Morgan Stanley & Co. LLC	3,233,440	(3,233,440)	—
Morgan Stanley & Co. International PLC	2,605,705	(2,605,705)	—
Nomura International PLC	1,206,559	(1,206,559)	—
Nomura Securities International, Inc.	271,647	(271,647)	—
Scotia Capital (USA) INC	1,756,170	(1,756,170)	—
State Street Banke and Trust Company	3,555,832	(3,555,832)	—
UBS AG	1,263,927	(1,263,927)	—
UBS Securities LLC.	439,985	(439,985)	—
Total	$90,293,290	$(90,293,290)	$—

(1)
Cash collateral with a fair value of $98,633,181 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$429,526	$(429,526)	$—
Total	$429,526	$(429,526)	$—

(1)
Cash collateral with a fair value of $438,768 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Large Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$546,331	$(546,331)	$—
Total	$546,331	$(546,331)	$—

(1)
Cash collateral with a fair value of $557,388 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$12,158	$(12,158)	$—
Citigroup Global Markets Inc.	1,931,632	(1,931,632)	—
Goldman, Sachs & Co. LLC	4,964,512	(4,964,512)	—
HSBC Bank PLC	17,367	(17,367)	—
Jefferies LLC	1,103,967	(1,103,967)	—
J.P. Morgan Securities LLC	1,309,066	(1,309,066)	—
Morgan Stanley & Co. LLC	89,314	(89,314)	—
National Financial Services LLC	298,828	(298,828)	—
Natixis Securities America LLC	467,661	(467,661)	—
Nomura Securities International, Inc.	267,711	(267,711)	—
Scotia Capital (USA) INC	47,551	(47,551)	—
Wells Fargo Securities LLC	23,903	(23,903)	—
Total	$10,533,670	$(10,533,670)	$—

(1)
Cash collateral with a fair value of $10,767,702 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,832	$(4,832)	$—
Barclays Capital Inc.	1,125,645	(1,125,645)	—
BMO Capital Markets Corp	1,033,323	(1,033,323)	—
BNP Paribas Securities Corp.	2,522,204	(2,522,204)	—
BNP Paribas Prime Brokerage Intl Ltd	960	(960)	—
Citadel Clearing LLC	1,563,444	(1,563,444)	—
Citigroup Global Markets Inc.	5,444,950	(5,444,950)	—
Cowen Execution Services LLC	230,656	(230,656)	—
Goldman, Sachs & Co. LLC	4,241,554	(4,241,554)	—
HSBC Bank PLC	895,971	(895,971)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$5,411,738	$(5,411,738)	$—
Mirae Asset Securities (USA) INC.	1,474,946	(1,474,946)	—
Morgan Stanley & Co. LLC	3,071,758	(3,071,758)	—
National Financial Services LLC	4,993,503	(4,993,503)	—
Natixis Securities America LLC	2,036,265	(2,036,265)	—
Nomura Securities International, Inc.	851,051	(851,051)	—
Scotia Capital (USA) INC	504,437	(504,437)	—
State Street Bank and Trust Company	5,029,518	(5,029,518)	—
UBS AG	4,551	(4,551)	—
Wells Fargo Bank NA	7	(7)	—
Wells Fargo Securities LLC	4,046,173	(4,046,173)	—
Total	$44,487,486	$(44,487,486)	$—

(1)
Cash collateral with a fair value of $45,451,459 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,443,977	$(1,443,977)	$—
BMO Capital Markets Corp	529,244	(529,244)	—
BNP Paribas Securities Corp.	1,658,776	(1,658,776)	—
BNP Paribas Prime Brokerage Intl Ltd	6,756,029	(6,756,029)	—
BofA Securities Inc	7,723,310	(7,723,310)	—
Cantor Fitzgerald & Co	10,680	(10,680)	—
CIBC World Markets Corporation	801,425	(801,425)	—
Citadel Clearing LLC	910,734	(910,734)	—
Citadel Securities LLC	114,829	(114,829)	—
Citigroup Global Markets Inc.	8,047,282	(8,047,282)	—
Cowen Execution Services LLC	1,495,439	(1,495,439)	—
Deutsche Bank Securities Inc.	1,577,918	(1,577,918)	—
Goldman, Sachs & Co. LLC	11,420,962	(11,420,962)	—
HSBC Bank PLC	435,496	(435,496)	—
Janney Montgomery Scott LLC	217,640	(217,640)	—
J.P. Morgan Securities LLC	10,547,067	(10,547,067)	—
Mizuho Securities USA LLC.	81,660	(81,660)	—
Morgan Stanley & Co. LLC	9,420,978	(9,420,978)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Financial Services LLC	$11,116,106	$(11,116,106)	$—
Natixis Securities America LLC	4,163,559	(4,163,559)	—
National Nank of Canada Financial INC	2,370,904	(2,370,904)	—
Raymond James & Associates, Inc.	929,966	(929,966)	—
Scotia Capital (USA) INC	58,815	(58,815)	—
SG Americas Securities, LLC	133,420	(133,420)	—
State Street Bank and Trust Company	26,207,341	(26,207,341)	—
TD Prime Serivces LLC	591,928	(591,928)	—
UBS AG	2,049,272	(2,049,272)	—
Wells Fargo Bank NA	3,178,186	(3,178,186)	—
Wells Fargo Securities LLC	5,235,971	(5,235,971)	—
Total	$119,228,914	$(119,228,914)	$—

(1)
Cash collateral with a fair value of $122,330,302 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,920,387	$(1,920,387)	$—
BMO Capital Markets Corp	267,012	(267,012)	—
BNP Paribas	5,296,209	(5,296,209)	—
BNP Paribas Prime Brokerage Intl Ltd	798,161	(798,161)	—
Cantor Fitzgerald & Co	1,339,526	(1,339,526)	—
Citadel Clearing LLC	572,749	(572,749)	—
Citigroup Global Markets Inc.	16,756,851	(16,756,851)	—
Deutsche Bank Securities Inc.	8,107,130	(8,107,130)	—
Goldman, Sachs & Co. LLC	197,175	(197,175)	—
Industrial And Commercial Bank Of China	5,687,341	(5,687,341)	—
MUFG Securities Americas Inc.	992,372	(992,372)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$1,647,338	$(1,647,338)	$—
National Bank Financial INC	3,115,864	(3,115,864)	—
National Financial Services LLC	65,683	(65,683)	—
NatWest Markets Securities Inc.	1,169,465	(1,169,465)	—
Nomura Securities International, Inc.	712,921	(712,921)	—
Societe Generale	177,679	(177,679)	—
State Street Bank and Trust Company	387,184	(387,184)	—
SunTrust Robinson Humphrey,Inc	2,270,391	(2,270,391)	—
TD Prime Services LLC	1,617,301	(1,617,301)	—
TD Securities INC	1,532,739	(1,532,739)	—
UBS AG	1,574,887	(1,574,887)	—
UBS Securities LLC.	289,115	(289,115)	—
Wells Fargo Securities LLC	1,664,090	(1,664,090)	—
Total	$58,159,570	$(58,159,570)	$—

(1)
Cash collateral with a fair value of $59,432,134 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, income from passive foreign investment companies (PFICs), paydown gains and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Emerging Markets Index	$21,565,758	$—	$15,097,465	$—
International Index	62,220,370	—	44,912,243	—
Russell™ Large Cap Growth Index	7,939,724	50,949,199	7,253,236	32,560,097
Russell™ Large Cap Index	16,509,503	36,354,256	14,257,522	29,343,919
Russell™ Large Cap Value Index	9,172,014	24,435,186	9,151,357	13,839,150
Russell™ Mid Cap Growth Index	1,025,657	37,098,021	5,378,995	23,724,609
Russell™ Mid Cap Index	21,362,333	173,317,181	27,997,472	239,114,108
Russell™ Small Cap Index	12,961,895	49,377,425	16,684,400	78,790,199
U.S. Bond Index	97,878,029	6,255,768	79,532,239	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Emerging Markets Index	$8,623,337	$—	$139,472,610	$(2,386,577)	Short-term	None
International Index	47,990,202	—	559,021,850	(11,931,675)	Short-term	None
				(150,282,059)	Long-term	None
				$(162,213,734)
Russell™ Large Cap Growth Index	6,134,490	6,865,539	934,773,971	—	—	—
Russell™ Large Cap Index	15,636,254	47,514,144	841,813,015	—	—	—
Russell™ Large Cap Value Index	17,538,464	—	159,793,789	(32,423,337)	Short-term	None
				(19,393,881)	Long-term	None
				$(51,817,218)
Russell™ Mid Cap Growth Index	193,333	22,689,680	305,341,758	—	—	—
Russell™ Mid Cap Index	22,960,968	144,326,284	746,200,052	—	—	—
Russell™ Small Cap Index	6,918,892	—	439,539,586	$(15,405,778)	Short-term	None
U.S. Bond Index	47,410,289	11,528,834	205,601,210	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2021, the following Portfolio declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	NII	$0.0102	August 2, 2021	Daily
Class I	NII	$0.0149	August 2, 2021	Daily
Class P2	NII	$0.0173	August 2, 2021	Daily
Class S	NII	$0.0126	August 2, 2021	Daily
Class S2	NII	$0.0112	August 2, 2021	Daily
All Classes	STCG	$0.0901	July 2, 2021	June 30, 2021
All Classes	LTCG	$0.0360	July 2, 2021	June 30, 2021

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.1%
	Argentina: 0.1%
10,114 (1)	Adecoagro SA	$101,545	0.0
4,210 (1)	Globant SA	922,748	0.1
20,899 (1)	YPF SA ADR	97,807	0.0
		1,122,100	0.1

	Brazil: 3.9%
504,200	Ambev SA	1,729,392	0.2
49,100	Atacadao Distribuicao Comercio e Industria Ltd.	207,701	0.0
24,493 (1)	B2W Cia Digital	327,473	0.0
665,307	B3 SA - Brasil Bolsa Balcao	2,240,519	0.2
158,455	Banco Bradesco SA	697,689	0.1
29,500	Banco BTG Pactual SA ‑ Unit	722,346	0.1
91,700	Banco do Brasil S.A.	592,184	0.1
37,259	Banco Inter SA - Unit	585,051	0.1
47,200	Banco Santander Brasil SA - Unit	385,568	0.0
78,600	BB Seguridade Participacoes SA	366,467	0.0
65,500 (1)	BRF - Brasil Foods SA	358,460	0.0
136,300	CCR SA	368,304	0.0
34,726	Centrais Eletricas Brasileiras SA	301,264	0.0
37,700	Cia de Saneamento Basico do Estado de Sao Paulo	277,266	0.0
75,600	Cia Siderurgica Nacional S.A.	665,137	0.1
112,900	Cosan SA	541,370	0.1
29,600	CPFL Energia SA	159,849	0.0
22,500	Energisa SA - Unit	209,719	0.0
25,750	Engie Brasil Energia SA	202,633	0.0
101,200	Equatorial Energia SA	506,224	0.1
125,500 (2)	Hapvida Participacoes e Investimentos SA	389,838	0.0
42,800	Hypera S.A.	295,585	0.0
115,900	JBS SA	680,188	0.1
80,100 (1)	Klabin SA - Unit	421,613	0.1
65,289	Localiza Rent a Car SA	840,101	0.1
98,035	Lojas Renner SA	876,713	0.1
316,760	Magazine Luiza SA	1,346,953	0.2
96,271 (1)	Natura & Co. Holding SA	1,093,399	0.1
56,400	Notre Dame Intermedica Participacoes SA	964,985	0.1
83,823	Petrobras Distribuidora SA	448,961	0.1
401,898	Petroleo Brasileiro SA	2,454,795	0.3
118,500	Raia Drogasil SA	590,856	0.1
23,300 (2)	Rede D’Or Sao Luiz SA	324,733	0.0
142,000 (1)	Rumo SA	548,152	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Brazil (continued)
81,344 (1)	Suzano SA	$979,634	0.1
53,300	Telefonica Brasil SA-VIVT3	450,293	0.1
100,300	TIM SA/Brazil	232,712	0.0
51,300	Totvs S.A.	386,983	0.0
82,500	Ultrapar Participacoes SA	305,365	0.0
427,974	Vale SA	9,726,604	1.0
139,500 (1)	Via Varejo S/A	442,301	0.1
181,608	Weg S.A.	1,228,295	0.1
		36,473,675	3.9

	Chile: 0.4%
4,876,323	Banco de Chile	481,331	0.1
5,874	Banco de Credito e Inversiones SA	247,961	0.0
7,106,298	Banco Santander Chile	351,352	0.1
152,730	Cencosud SA	303,863	0.0
59,867	Cencosud Shopping SA	97,905	0.0
17,770	Cia Cervecerias Unidas SA	179,060	0.0
932,151	Colbun SA	130,241	0.0
122,632	Empresas CMPC SA	292,223	0.0
41,731	Empresas COPEC SA	410,838	0.1
2,356,674	Enel Americas SA	345,933	0.0
3,079,171	Enel Chile SA	177,147	0.0
82,685	Falabella SA	368,045	0.1
		3,385,899	0.4

	China: 37.0%
9,815 (1)	21Vianet Group, Inc. ADR	225,254	0.0
9,361 (1)	360 DigiTech, Inc. ADR	391,664	0.1
43,600 (1)	360 Security Technology, Inc. - A Shares	82,320	0.0
141,000 (1)(2)	3SBio, Inc.	174,360	0.0
3,196 (1)	51job, Inc. ADR	248,553	0.0
79,000	AAC Technologies Holdings, Inc.	591,035	0.1
18,000	AECC Aviation Power Co. Ltd. - A Shares	148,198	0.0
140,000	Agile Group Holdings, Ltd.	181,431	0.0
5,343 (1)	Agora, Inc. ADR	224,192	0.0
580,400	Agricultural Bank of China Ltd. - A Shares	272,137	0.0
2,785,000	Agricultural Bank of China Ltd. - H Shares	966,409	0.1
46,633	Aier Eye Hospital Group Co. Ltd. - A Shares	511,217	0.1
236,000 (1)	Air China Ltd. - H Shares	173,532	0.0
31,000 (1)(2)	Akeso, Inc.	250,016	0.0
46,000 (1)	Alibaba Group Holding Ltd.	1,304,277	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
199,364 (1)	Alibaba Group Holding Ltd. BABA ADR	$45,211,768	4.8
438,000 (1)	Alibaba Health Information Technology Ltd.	970,213	0.1
1,430,000 (1)	Alibaba Pictures Group Ltd.	198,693	0.0
63,250 (2)	A-Living Smart City Services Co. Ltd - H Shares	313,944	0.1
71,000 (1)	Aluminum Corp. of China Ltd. - A Shares	58,259	0.0
446,000 (1)	Aluminum Corp. of China Ltd. - H Shares	264,420	0.0
6,300	Angel Yeast Co. Ltd. - A Shares	52,964	0.0
33,700	Anhui Conch Cement Co., Ltd. - A Shares	214,013	0.0
127,000	Anhui Conch Cement Co., Ltd. - H Shares	673,186	0.1
2,200	Anhui Gujing Distillery Co. Ltd. - A Shares	81,500	0.0
13,100	Anhui Gujing Distillery Co. Ltd. - B Shares	181,372	0.0
4,600	Anhui Kouzi Distillery Co. Ltd. - A Shares	48,167	0.0
117,000	Anta Sports Products Ltd.	2,746,075	0.3
1,800	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	103,644	0.0
3,380	Autobio Diagnostics Co. Ltd. - A Shares	39,624	0.0
7,303	Autohome, Inc. ADR	467,100	0.1
18,100	AVIC Xi’an Aircraft Industry Group Co. Ltd. - A Shares	73,700	0.0
12,800	Avic Aviation High-Technology Co. Ltd. - A Shares	60,960	0.0
84,200	AVIC Industry-Finance Holdings Co. Ltd. - A Shares	50,421	0.0
28,500	AVIC Electromechanical Systems Co. Ltd. - A Shares	44,379	0.0
8,000	AVIC Jonhon Optronic Technology Co. Ltd. - A Shares	97,807	0.0
11,340	AVIC Shenyang Aircraft Co. Ltd. - A Shares	105,727	0.0
276,000	AviChina Industry & Technology Co. Ltd. - H Shares	182,676	0.0
6,500	AVIC Helicopter Co. Ltd. - A Shares	53,040	0.0
29,132 (1)	Baidu, Inc. ADR	5,940,015	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
202,600	Bank of Beijing Co. Ltd. - A Shares	$152,694	0.0
26,400	Bank of Chengdu Co. Ltd. - A Shares	51,671	0.0
185,400	Bank of China Ltd. - A Shares	88,368	0.0
8,529,000	Bank of China Ltd. - H Shares	3,062,445	0.3
204,000	Bank of Communications Co. Ltd. - A Shares	154,682	0.0
996,000	Bank of Communications Co., Ltd. - H Shares	669,041	0.1
46,126	Bank of Hangzhou Co. Ltd. - A Shares	105,300	0.0
101,270	Bank of Jiangsu Co. Ltd. - A Shares	111,323	0.0
88,957	Bank of Nanjing Co. Ltd. - A Shares	144,830	0.0
41,300	Bank of Ningbo Co. Ltd. - A Shares	248,964	0.0
129,800	Bank of Shanghai Co. Ltd. - A Shares	164,690	0.0
155,300	Baoshan Iron & Steel Co. Ltd. - A Shares	183,554	0.0
6,448 (1)	Baozun, Inc. ADR	228,517	0.0
125,300	BBMG Corp. - A Shares	52,157	0.0
4,946 (1)	BeiGene Ltd. ADR	1,697,418	0.2
228,000 (1)	Beijing Capital International Airport Co., Ltd. - H Shares	151,419	0.0
36,600	Beijing Enlight Media Co. Ltd. - A Shares	61,213	0.0
54,000	Beijing Enterprises Holdings Ltd.	191,586	0.0
550,000	Beijing Enterprises Water Group Ltd.	208,383	0.0
10,600	Beijing New Building Materials PLC - A Shares	64,377	0.0
11,060	Beijing Shiji Information Technology Co. Ltd. - A Shares	40,216	0.0
6,900	Beijing Shunxin Agriculture Co. Ltd. - A Shares	45,042	0.0
17,800	Beijing Sinnet Technology Co. Ltd. - A Shares	39,593	0.0
10,980	Beijing Tiantan Biological Products Corp. Ltd. - A Shares	58,189	0.0
357,800	Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	292,800	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
2,900	Betta Pharmaceuticals Co. Ltd. - A Shares	$48,513	0.0
3,100	BGI Genomics Co. Ltd. - A Shares	56,877	0.0
17,445 (1)	Bilibili, Inc. ADR	2,125,499	0.2
241,800	BOE Technology Group Co. Ltd. - A Shares	233,432	0.0
362,000	Bosideng International Holdings Ltd.	258,663	0.0
308,000 (3)	Brilliance China Automotive Holdings Ltd.	289,582	0.1
4,960 (1)	Burning Rock Biotech Ltd. ADR	146,122	0.0
13,700	BYD Co. Ltd. - A Shares	530,163	0.1
83,000	Byd Co., Ltd. - H Shares	2,491,351	0.3
72,500 (4)	BYD Electronic International Co. Ltd.	476,550	0.1
12,000	By-health Co. Ltd. - A Shares	61,059	0.0
48,400	Caitong Securities Co. Ltd. - A Shares	78,482	0.0
800 (1)	CanSino Biologics, Inc. - A Shares	96,054	0.0
8,400 (1)(2)(4)	CanSino Biologics, Inc. - H Shares	446,158	0.1
1,098,000 (2)	CGN Power Co. Ltd. - H Shares	244,533	0.0
2,700	Changchun High & New Technology Industry Group, Inc. - A Shares	161,541	0.0
39,800	Changjiang Securities Co. Ltd. - A Shares	45,049	0.0
2,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	73,289	0.0
11,300	Chaozhou Three-Circle Group Co. Ltd. - A Shares	74,116	0.0
22,000 (1)	Chifeng Jilong Gold Mining Co. Ltd. - A Shares	51,063	0.0
151,000	China Aoyuan Group Ltd.	127,526	0.0
17,000	China Avionics Systems Co. Ltd. - A Shares	43,508	0.0
277,500 (2)	China Bohai Bank Co. Ltd. - H Shares	96,142	0.0
1,020,000	China Cinda Asset Management Co. Ltd. - H Shares	194,325	0.0
1,007,000	China CITIC Bank Corp. Ltd. - H Shares	476,773	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
316,000	China Communications Services Corp., Ltd. - H Shares	$157,797	0.0
170,500	China Conch Venture Holdings Ltd.	717,389	0.1
52,700	China Construction Bank Corp. - A Shares	54,238	0.0
10,377,000	China Construction Bank - H Shares	8,142,870	0.9
28,800 (1)	China CSSC Holdings Ltd. - A Shares	73,606	0.0
67,000 (2)	China East Education Holdings Ltd.	105,204	0.0
65,400	China Eastern Airlines Corp. Ltd. - A Shares	51,428	0.0
89,000	China Education Group Holdings Ltd.	198,516	0.0
243,400	China Everbright Bank Co. Ltd. - A Shares	142,376	0.0
361,000	China Everbright Bank Co. Ltd. - H Shares	147,378	0.0
428,000	China Everbright Environment Group Ltd.	242,544	0.0
122,000	China Everbright Ltd.	143,439	0.0
214,000 (4)	China Evergrande Group	278,324	0.0
378,000 (2)	China Feihe Ltd.	814,977	0.1
443,000	China Galaxy Securities Co. Ltd. - H Shares	263,951	0.0
334,200	China Gas Holdings Ltd.	1,018,073	0.1
20,300	China Greatwall Technology Group Co. Ltd. - A Shares	45,800	0.0
242,000	China Hongqiao Group Ltd.	327,693	0.1
919,000 (2)(3)	China Huarong Asset Management Co. Ltd. - H Shares	120,729	0.0
480,000 (1)(3)	China Huishan Dairy Holdings Co. Ltd.	—	—
5,300 (1)	China International Capital Corp. Ltd. - A Shares	50,360	0.0
153,600 (2)	China International Capital Corp. Ltd. - H Shares	413,064	0.1
652,000	China Jinmao Holdings Group Ltd.	218,153	0.0
29,603	China Jushi Co. Ltd. - A Shares	70,971	0.0
125,000	China Lesso Group Holdings Ltd.	308,584	0.1
21,900	China Life Insurance Co. Ltd. - A Shares	114,736	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
801,000	China Life Insurance Co., Ltd. - H Shares	$1,588,078	0.2
43,400 (1)(2)(4)	China Literature Ltd. - H Shares	483,309	0.1
356,000	China Longyuan Power Group Corp. Ltd. - H Shares	612,929	0.1
150,000	China Medical System Holdings Ltd.	394,264	0.1
62,000	China Meidong Auto Holdings Ltd.	337,766	0.1
335,000	China Mengniu Dairy Co., Ltd.	2,023,820	0.2
146,300	China Merchants Bank Co. Ltd. - A Shares	1,226,205	0.1
413,380	China Merchants Bank Co., Ltd. - H Shares	3,521,251	0.4
74,280	China Merchants Energy Shipping Co. Ltd. - A Shares	53,107	0.0
161,277	China Merchants Port Holdings Co. Ltd.	235,538	0.0
56,670	China Merchants Securities Co. Ltd. - A Shares	166,674	0.0
61,700	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	104,553	0.0
190,280	China Minsheng Banking Corp. Ltd. - A Shares	129,830	0.0
653,100	China Minsheng Banking Corp. Ltd. - H Shares	312,647	0.1
109,000	China Molybdenum Co. Ltd. - A Shares	86,895	0.0
375,000	China Molybdenum Co. Ltd. - H Shares	222,211	0.0
418,000	China National Building Material Co., Ltd. - H Shares	490,830	0.1
46,600	China National Chemical Engineering Co. Ltd. - A Shares	63,117	0.0
95,800	China National Nuclear Power Co. Ltd. - A Shares	75,029	0.0
5,400	China National Software & Service Co. Ltd. - A Shares	47,541	0.0
21,600	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	69,074	0.0
208,000	China Oilfield Services Ltd. - H Shares	186,336	0.0
410,000	China Overseas Land & Investment Ltd.	929,726	0.1
150,000	China Overseas Property Holdings Ltd.	160,461	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
51,103	China Pacific Insurance Group Co. Ltd. - A Shares	$228,846	0.0
281,200	China Pacific Insurance Group Co., Ltd. - H Shares	883,324	0.1
127,700	China Petroleum & Chemical Corp. - A Shares	86,209	0.0
2,663,600	China Petroleum & Chemical Corp. - H Shares	1,353,802	0.2
552,000	China Power International Development Ltd. - H Shares	120,818	0.0
93,700	China Railway Group Ltd. - A Shares	75,974	0.0
433,000	China Railway Group Ltd. - H Shares	225,712	0.0
158,000	China Resources Beer Holdings Co Ltd.	1,417,015	0.2
284,000	China Resources Cement Holdings Ltd. - H Shares	269,839	0.0
100,000	China Resources Gas Group Ltd.	599,719	0.1
346,444	China Resources Land Ltd.	1,399,219	0.2
181,500 (2)	China Resources Pharmaceutical Group Ltd.	113,031	0.0
212,000	China Resources Power Holdings Co.	289,610	0.0
12,800	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	52,993	0.0
35,200 (2)	China Resources Mixc Lifestyle Services Ltd.	241,081	0.0
30,270	China Shenhua Energy Co. Ltd. - A Shares	91,374	0.0
379,000	China Shenhua Energy Co., Ltd. - H Shares	742,387	0.1
118,700 (1)	China Shipbuilding Industry Co. Ltd. - A Shares	75,661	0.0
40,100 (1)	China Southern Airlines Co. Ltd. - A Shares	37,371	0.0
198,000 (1)(4)	China Southern Airlines Co., Ltd. - H Shares	122,886	0.0
303,740	China State Construction Engineering Corp. Ltd. - A Shares	218,562	0.0
242,000	China State Construction International Holdings Ltd.	164,998	0.0
180,828	China Taiping Insurance Holdings Co., Ltd.	300,606	0.0
12,712	China Tourism Group Duty Free Corp. Ltd. - A Shares	589,626	0.1
4,714,000 (2)	China Tower Corp. Ltd. - H Shares	649,137	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
326,000	China Traditional Chinese Medicine Holdings Co. Ltd.	$223,339	0.0
70,500	China Vanke Co. Ltd. - A Shares	259,518	0.0
178,700	China Vanke Co. Ltd. - H Shares	558,529	0.1
154,800	China Yangtze Power Co. Ltd. - A Shares	494,503	0.1
1,504,000 (1)	China Youzan Ltd.	286,245	0.0
144,000 (2)	China Yuhua Education Corp. Ltd.	130,510	0.0
9,656 (1)	Chindata Group Holdings Ltd. ADR	145,709	0.0
3,300 (1)	Chongqing Brewery Co. Ltd. - A Shares	101,001	0.0
27,500 (1)	Chongqing Changan Automobile Co. Ltd. - A Shares	111,758	0.0
286,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	113,022	0.0
10,500	Chongqing Zhifei Biological Products Co. Ltd. - A Shares	302,966	0.0
372,000	CIFI Holdings Group Co. Ltd.	290,170	0.0
621,000	CITIC Ltd.	668,688	0.1
89,100	CITIC Securities Co. Ltd. - A Shares	343,632	0.1
223,000	CITIC Securities Co. Ltd. - H Shares	558,762	0.1
15,100	Contemporary Amperex Technology Co. Ltd. - A Shares	1,245,717	0.1
60,200 (1)	COSCO SHIPPING Holdings Co. Ltd. - A Shares	284,405	0.0
295,500 (1)	COSCO Shipping Holdings Co., Ltd. - H Shares	742,554	0.1
214,000	COSCO Shipping Ports, Ltd.	167,085	0.0
794,133	Country Garden Holdings Co. Ltd.	888,849	0.1
159,000	Country Garden Services Holdings Co. Ltd. - H Shares	1,715,609	0.2
26,800	CSC Financial Co. Ltd. - A Shares	130,189	0.0
969,360	CSPC Pharmaceutical Group Ltd.	1,400,195	0.2
6,578 (1)	Dada Nexus Ltd. ADR	190,828	0.0
267,000 (2)	Dali Foods Group Co. Ltd.	159,217	0.0
5,694 (1)	Daqo New Energy Corp. ADR	370,224	0.1
6,960	DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	55,054	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
27,500	Dongfang Electric Corp. Ltd. - A Shares	$46,656	0.0
302,000	Dongfeng Motor Group Co., Ltd. - H Shares	271,085	0.0
24,100	Dongxing Securities Co. Ltd. - A Shares	40,723	0.0
11,037 (1)	DouYu International Holdings Ltd. ADR	75,493	0.0
70,080	East Money Information Co. Ltd. - A Shares	354,843	0.1
2,900	Ecovacs Robotics Co. Ltd. - A Shares	102,271	0.0
85,700	ENN Energy Holdings Ltd.	1,628,792	0.2
12,145	Eve Energy Co. Ltd. - A Shares	195,005	0.0
80,000	Ever Sunshine Lifestyle Services Group Ltd.	198,614	0.0
30,600	Everbright Securities Co. Ltd. - A Shares	84,695	0.0
41,200	Fangda Carbon New Material Co. Ltd. - A Shares	47,437	0.0
212,000 (4)	Far East Horizon Ltd.	221,829	0.0
15,400	Fiberhome Telecommunication Technologies Co. Ltd. - A Shares	44,366	0.0
43,000	First Capital Securities Co. Ltd. - A Shares	47,463	0.0
47,000 (4)	Flat Glass Group Co. Ltd. - H Shares	193,561	0.0
100,000	Focus Media Information Technology Co. Ltd. - A Shares	145,408	0.0
23,708	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	472,591	0.1
284,468	Fosun International Ltd.	408,861	0.1
56,000 (1)	Founder Securities Co. Ltd. - A Shares	81,055	0.0
58,500	Foxconn Industrial Internet Co. Ltd. - A Shares	112,292	0.0
1,900	Fu Jian Anjoy Foods Co. Ltd. - A Shares	74,572	0.0
10,400	Fuyao Glass Industry Group Co. Ltd. - A Shares	89,760	0.0
69,600 (2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	489,981	0.1
7,200	Ganfeng Lithium Co. Ltd. - A Shares	134,441	0.0
27,400 (2)	Ganfeng Lithium Co. Ltd.- H Shares	409,198	0.1
13,682 (1)(4)	Gaotu Techedu, Inc. ADR	202,083	0.0
9,644 (1)	GDS Holdings Ltd. ADR	756,958	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
638,000	Geely Automobile Holdings Ltd.	$2,003,804	0.2
33,200	GEM Co. Ltd. - A Shares	47,913	0.0
43,900	Gemdale Corp. - A Shares	69,591	0.0
124,000 (1)	Genscript Biotech Corp. - H Shares	540,877	0.1
37,300	GF Securities Co. Ltd. - A Shares	87,350	0.0
133,200	GF Securities Co. Ltd. - H Shares	172,423	0.0
4,060	Gigadevice Semiconductor Beijing, Inc. - A Shares	117,885	0.0
21,600	GoerTek, Inc. - A Shares	142,703	0.0
1,337,000 (1)	GOME Retail Holdings Ltd.	171,540	0.0
11,200 (1)	Gotion High-tech Co. Ltd. - A Shares	75,411	0.0
334,500	Great Wall Motor Co. Ltd. - H Shares	1,077,937	0.1
16,600	Great Wall Motor Co. Ltd. - A Shares	111,638	0.0
83,200	Greenland Holdings Corp. Ltd. - A Shares	70,193	0.0
98,500 (4)	Greentown China Holdings Ltd. - H Shares	151,982	0.0
162,000	Greentown Service Group Co. Ltd.	251,629	0.0
22,600	GRG Banking Equipment Co. Ltd. - A Shares	45,507	0.0
11,700	Guangdong Haid Group Co. Ltd. - A Shares	147,618	0.0
324,000	Guangdong Investment Ltd.	465,366	0.1
1,800	Guangdong Kinlong Hardware Products Co. Ltd. - A Shares	53,988	0.0
329,200	Guangzhou Automobile Group Co. Ltd. - H Shares	295,476	0.0
9,300	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	48,712	0.0
30,600	Guangzhou Haige Communications Group, Inc. Co. - A Shares	44,780	0.0
3,200	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	79,040	0.0
189,600	Guangzhou R&F Properties Co., Ltd. - H Shares	216,536	0.0
4,500	Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	86,532	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
7,170	Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	$118,104	0.0
4,290	Guangzhou Wondfo Biotech Co. Ltd. - A Shares	42,938	0.0
23,900	Guosen Securities Co. Ltd. - A Shares	39,738	0.0
46,600	Guotai Junan Securities Co. Ltd. - A Shares	123,544	0.0
40,040	Guoyuan Securities Co. Ltd. - A Shares	49,358	0.0
112,000 (2)(4)	Haidilao International Holding Ltd.	589,756	0.1
43,400	Haier Smart Home Co. Ltd. - A Shares	174,053	0.0
211,800 (1)	Haier Smart Home Co. Ltd. - H Shares	738,671	0.1
72,000	Haitian International Holdings Ltd.	241,117	0.0
65,300	Haitong Securities Co. Ltd. - A Shares	116,125	0.0
283,600	Haitong Securities Co. Ltd. - H Shares	248,340	0.0
1,908,000 (1)(3)(5)	Hanergy Mobile Energy Holding Group Co Ltd.	—	—
5,800	Hangzhou First Applied Material Co. Ltd. - A Shares	94,363	0.0
7,400	Hangzhou Robam Appliances Co. Ltd. - A Shares	53,239	0.0
9,700	Hangzhou Silan Microelectronics Co. Ltd. - A Shares	84,593	0.0
3,100	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	92,544	0.0
13,000 (2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	304,681	0.1
132,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	576,792	0.1
6,000	Hefei Meiya Optoelectronic Technology, Inc. - A Shares	51,750	0.0
20,600	Henan Shuanghui Investment & Development Co. Ltd. - A Shares	101,295	0.0
72,500	Hengan International Group Co., Ltd.	485,134	0.1
38,620	Hengli Petrochemical Co. Ltd. - A Shares	156,834	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
308,000 (1)(4)	HengTen Networks Group Ltd.	$246,121	0.0
28,470	Hengyi Petrochemical Co. Ltd. - A Shares	52,634	0.0
149,700 (1)	Hesteel Co. Ltd. - A Shares	57,004	0.0
4,100	Hithink RoyalFlush Information Network Co. Ltd. - A Shares	71,438	0.0
69,200	Hopson Development Holdings Ltd.	317,143	0.1
56,000 (1)(2)	Hua Hong Semiconductor Ltd.	309,159	0.1
10,440	Huadong Medicine Co. Ltd. - A Shares	74,162	0.0
33,700	Huafon Chemical Co. Ltd. - A Shares	73,995	0.0
14,330	Hualan Biological Engineering, Inc. - A Shares	81,281	0.0
434,000	Huaneng Power International, Inc. - H Shares	169,752	0.0
43,100	Huatai Securities Co. Ltd. - A Shares	105,305	0.0
157,600 (2)	Huatai Securities Co. Ltd. - H Shares	231,178	0.0
39,100	Huaxi Securities Co. Ltd. - A Shares	58,228	0.0
118,700	Huaxia Bank Co. Ltd. - A Shares	113,722	0.0
18,200	Huaxin Cement Co. Ltd. - A Shares	49,486	0.0
20,000	Huayu Automotive Systems Co. Ltd. - A Shares	81,300	0.0
18,830 (1)	Huazhu Group Ltd. ADR	994,412	0.1
3,300	Huizhou Desay Sv Automotive Co. Ltd. - A Shares	56,105	0.0
10,600	Humanwell Healthcare Group Co. Ltd. - A Shares	46,377	0.0
41,200	Hunan Valin Steel Co. Ltd. - A Shares	42,059	0.0
8,350	Hundsun Technologies, Inc. - A Shares	120,299	0.0
9,195 (1)	Hutchmed China Ltd. ADR	361,088	0.1
9,321 (1)(4)	HUYA, Inc. ADR	164,516	0.0
14,600	Iflytek Co. Ltd. - A Shares	152,460	0.0
3,544 (1)	I-Mab ADR	297,519	0.0
391,000	Industrial & Commercial Bank of China Ltd. - A Shares	312,893	0.1
6,110,000	Industrial & Commercial Bank of China - H Shares	3,580,577	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
138,900	Industrial Bank Co. Ltd. - A Shares	$441,598	0.1
46,400	Industrial Securities Co. Ltd. - A Shares - A Shares	69,300	0.0
4,200	Ingenic Semiconductor Co. Ltd. - A Shares	65,542	0.0
335,300 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	80,403	0.0
48,400	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	38,116	0.0
42,800	Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	243,573	0.0
125,000 (1)(2)	Innovent Biologics, Inc.	1,458,107	0.2
9,968	Inspur Electronic Information Industry Co. Ltd. - A Shares	43,330	0.0
3,100	Intco Medical Technology Co. Ltd. - A Shares	59,875	0.0
30,742 (1)	iQIYI, Inc. ADR	478,960	0.1
8,600 (1)	JA Solar Technology Co. Ltd. - A Shares	65,100	0.0
5,380	Jafron Biomedical Co. Ltd. - A Shares	71,829	0.0
4,300	Jason Furniture Hangzhou Co. Ltd. - A Shares	51,438	0.0
8,900 (1)	JCET Group Co. Ltd. - A Shares	51,830	0.0
31,250 (1)(2)	JD Health International, Inc. - H Shares	446,344	0.1
93,467 (1)	JD.com, Inc. ADR	7,459,601	0.8
22,900	Jiangsu Eastern Shenghong Co. Ltd. - A Shares	74,049	0.0
150,000	Jiangsu Expressway Co. Ltd. - H Shares	169,765	0.0
8,220	Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	109,165	0.0
43,977	Jiangsu Hengrui Medicine Co. Ltd. - A Shares	461,987	0.1
7,800	Jiangsu King’s Luck Brewery JSC Ltd. - A Shares	65,357	0.0
24,100	Jiangsu Shagang Co. Ltd. - A Shares	40,707	0.0
9,776	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	313,283	0.1
12,100	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	71,340	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
40,600	Jiangsu Zhongnan Construction Group Co. Ltd. - A Shares	$37,189	0.0
35,200	Jiangsu Zhongtian Technology Co. Ltd. - A Shares	54,473	0.0
147,000	Jiangxi Copper Co., Ltd. - H Shares	300,201	0.0
22,500	Jiangxi Zhengbang Technology Co. Ltd. - A Shares	41,590	0.0
144,000 (2)(4)	Jinxin Fertility Group Ltd.	362,941	0.1
2,400	JiuGui Liquor Co. Ltd. - A Shares	94,815	0.0
78,000 (2)	Jiumaojiu International Holdings Ltd.	318,809	0.1
16,200	Jointown Pharmaceutical Group Co. Ltd. - A Shares	38,521	0.0
9,300	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. - A Shares	60,474	0.0
6,378	JOYY, Inc. ADR	420,757	0.1
3,800	Juewei Food Co. Ltd. - A Shares	49,545	0.0
345,000	Kaisa Group Holdings Ltd. - H Shares	130,453	0.0
38,324 (1)	KE Holdings, Inc. ADR	1,827,288	0.2
72,500	Kingboard Holdings Ltd.	401,962	0.1
112,000	Kingboard Laminates Holdings Ltd.	251,492	0.0
278,000	Kingdee International Software Group Co., Ltd.	941,548	0.1
22,500	Kingfa Sci & Tech Co. Ltd. - A Shares	72,560	0.0
5,966 (1)	Kingsoft Cloud Holdings Ltd. ADR	202,426	0.0
102,400	Kingsoft Corp. Ltd.	613,263	0.1
29,400 (1)(2)	Kuaishou Technology	739,388	0.1
18,900 (1)	Kuang-Chi Technologies Co. Ltd. - A Shares	60,900	0.0
436,000	Kunlun Energy Co. Ltd.	401,377	0.1
14,400	Kunlun Tech Co. Ltd. - A Shares	36,453	0.0
8,500	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	2,703,711	0.3
146,000	KWG Group Holdings Ltd.	195,259	0.0
162,000	Lee & Man Paper Manufacturing Ltd.	123,304	0.0
780,000	Lenovo Group Ltd.	895,753	0.1
34,700	Lens Technology Co. Ltd. - A Shares	157,790	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
12,100	Lepu Medical Technology Beijing Co. Ltd. - A Shares	$60,106	0.0
51,092 (1)	Li Auto, Inc. ADR	1,785,154	0.2
240,500	Li Ning Co. Ltd.	2,933,694	0.3
12,600	Liaoning Cheng Da Co. Ltd. - A Shares	40,589	0.0
62,700	Lingyi iTech Guangdong Co. - A Shres - A Shares	89,114	0.0
157,000	Logan Group Co. Ltd.	234,841	0.0
16,500	Lomon Billions Group Co. Ltd. - A Shares	88,101	0.0
194,500 (2)	Longfor Group Holdings Ltd.	1,083,395	0.1
34,160	LONGi Green Energy Technology Co. Ltd. - A Shares	468,669	0.1
19,105 (1)(4)	Lufax Holding Ltd. ADR	215,887	0.0
45,666	Luxshare Precision Industry Co. Ltd. - A Shares	324,949	0.1
9,600	Luzhou Laojiao Co. Ltd. - A Shares	349,873	0.1
10,790	Mango Excellent Media Co. Ltd. - A Shares	114,464	0.0
2,560	Maxscend Microelectronics Co. Ltd. - A Shares	212,719	0.0
42,280 (1)	Meinian Onehealth Healthcare Holdings Co. Ltd. - A Shares	59,558	0.0
390,400 (1)(2)	Meituan Class B	16,104,455	1.7
159,400	Metallurgical Corp. of China Ltd. - A Shares	73,466	0.0
69,000 (4)	Microport Scientific Corp.	619,260	0.1
23,700	Midea Group Co. Ltd. - A Shares	261,425	0.0
42,000 (4)	Ming Yuan Cloud Group Holdings Ltd.	207,877	0.0
82,000	Minth Group Ltd.	388,895	0.1
348,000 (1)	MMG Ltd.	152,868	0.0
17,028	Momo, Inc. ADR	260,699	0.0
34,412	Muyuan Foods Co. Ltd. - A Shares	323,650	0.1
6,760	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	43,659	0.0
44,400	Nanjing Securities Co. Ltd. - A Shares	72,233	0.0
40,920	NARI Technology Co. Ltd. - A Shares	147,080	0.0
4,000	NAURA Technology Group Co. Ltd. - A Shares	171,494	0.0
28,100	NavInfo Co. Ltd. - A Shares	63,864	0.0
43,364	NetEase, Inc. ADR	4,997,701	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
10,700	New China Life Insurance Co. Ltd. - A Shares	$75,967	0.0
97,800	New China Life Insurance Co. Ltd. - H Shares	333,475	0.1
25,800 (1)	New Hope Liuhe Co. Ltd. - A Shares	58,548	0.0
166,355 (1)	New Oriental Education & Technology Group, Inc. ADR	1,362,447	0.2
184,000	Nine Dragons Paper Holdings Ltd.	235,936	0.0
12,400	Ninestar Corp. - A Shares	61,768	0.0
9,800	Ningbo Tuopu Group Co. Ltd. - A Shares	56,628	0.0
39,700	Ningxia Baofeng Energy Group Co. Ltd. - A Shares	84,043	0.0
139,941 (1)	NIO, Inc. ADR	7,444,861	0.8
3,916 (1)	Noah Holdings Ltd. ADR	184,835	0.0
37,400 (2)(4)	Nongfu Spring Co. Ltd. - H Shares	187,477	0.0
21,800	Offcn Education Technology Co. Ltd. - A Shares	70,412	0.0
63,100	Offshore Oil Engineering Co. Ltd. - A Shares	43,987	0.0
30,900	OFILM Group Co. Ltd. - A Shares	42,415	0.0
13,217 (1)	OneConnect Financial Technology Co. Ltd. ADR	158,868	0.0
3,520	Oppein Home Group, Inc. - A Shares	77,309	0.0
41,500	Orient Securities Co. Ltd./China - A Shares	64,149	0.0
6,280	Ovctek China, Inc. - A Shares	100,487	0.0
88,300 (1)	Pacific Securities Co. Ltd./The/China - A Shares	46,281	0.0
990,000	Peoples Insurance Co. Group of China Ltd. - H Shares	330,103	0.1
12,900	Perfect World Co. Ltd./ China - A Shares	47,673	0.0
129,400	PetroChina Co. Ltd. - A Shares	106,008	0.0
2,308,000	PetroChina Co., Ltd. - H Shares	1,130,250	0.1
4,700	Pharmaron Beijing Co. Ltd. - A Shares	157,560	0.0
14,100 (2)(4)	Pharmaron Beijing Co. Ltd. - H Shares	375,428	0.1
735,244	PICC Property & Casualty Co., Ltd. - H Shares	643,137	0.1
47,454 (1)	Pinduoduo, Inc. ADR	6,027,607	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
132,000	Ping An Bank Co. Ltd. - A Shares	$462,005	0.1
51,200 (1)(2)(4)	Ping An Healthcare and Technology Co. Ltd.	637,832	0.1
73,400	Ping An Insurance Group Co. of China Ltd. - A Shares	729,610	0.1
677,000	Ping An Insurance Group Co. of China Ltd. - H Shares	6,617,945	0.7
82,000	Poly Developments and Holdings Group Co. Ltd. - A Shares	152,745	0.0
14,800 (4)	Poly Property Services Co. Ltd. - H Shares	100,414	0.0
207,400	Postal Savings Bank of China Co. Ltd. - A Shares	161,197	0.0
837,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	562,877	0.1
145,800	Power Construction Corp. of China Ltd. - A Shares	87,283	0.0
133,000	Powerlong Real Estate Holdings Ltd.	113,986	0.0
1,800	Proya Cosmetics Co. Ltd. - A Shares	54,758	0.0
45,700	RiseSun Real Estate Development Co. Ltd. - A Shares	39,908	0.0
15,117 (1)(4)	RLX Technology, Inc. ADR	131,971	0.0
77,650	Rongsheng Petrochemical Co. Ltd. - A Shares	207,250	0.0
54,500	SAIC Motor Corp. Ltd. - A Shares	185,178	0.0
34,200	Sanan Optoelectronics Co. Ltd. - A Shares	169,357	0.0
3,000	Sangfor Technologies, Inc. - A Shares	120,229	0.0
118,000	Sany Heavy Equipment International Holdings Co. Ltd.	119,512	0.0
56,600	Sany Heavy Industry Co. Ltd. - A Shares	254,358	0.0
38,152	SDIC Capital Co. Ltd. - A Shares	50,097	0.0
46,400	SDIC Power Holdings Co. Ltd. - A Shares	69,001	0.0
246,000	Seazen Group Ltd.	232,644	0.0
17,300	Seazen Holdings Co. Ltd. - A Shares	111,203	0.0
30,700	SF Holding Co. Ltd. - A Shares	321,154	0.1
2,100	SG Micro Corp. - A Shares	82,140	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
89,000	Shaanxi Coal Industry Co. Ltd. - A Shares	$163,075	0.0
20,964	Shandong Gold Mining Co. Ltd. - A Shares	62,363	0.0
72,250 (2)(4)	Shandong Gold Mining Co. Ltd. - H Shares	127,727	0.0
13,910	Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	66,516	0.0
9,300	Shandong Linglong Tyre Co. Ltd. - A Shares	62,927	0.0
88,030	Shandong Nanshan Aluminum Co. Ltd. - A Shares	49,058	0.0
7,600	Shandong Sinocera Functional Material Co. Ltd. - A Shares	57,255	0.0
272,000	Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	634,465	0.1
5,320	Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	77,900	0.0
6,890	Shanghai Baosight Software Co. Ltd. - A Shares	54,230	0.0
88,800	Shanghai Construction Group Co. Ltd. - A Shares	37,930	0.0
142,600 (1)	Shanghai Electric Group Co. Ltd. - A Shares	93,544	0.0
11,200	Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	124,933	0.0
56,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	451,997	0.1
5,900	Shanghai International Airport Co. Ltd. - A Shares	43,912	0.0
104,300	Shanghai International Port Group Co. Ltd. - A Shares	76,952	0.0
5,700	Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	50,188	0.0
118,533	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	110,105	0.0
6,000	Shanghai M&G Stationery, Inc. - A Shares	78,416	0.0
101,700	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	222,104	0.0
207,000	Shanghai Pudong Development Bank Co. Ltd. - A Shares	320,172	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,040	Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	$106,436	0.0
88,300	Shanghai RAAS Blood Products Co. Ltd. - A Shares	102,303	0.0
28,064	Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	50,250	0.0
46,100 (1)	Shanxi Meijin Energy Co. Ltd. - A Shares	53,880	0.0
43,520	Shanxi Securities Co. Ltd. - A Shares	45,166	0.0
5,700	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	394,422	0.1
48,800	Shenergy Co. Ltd. - A Shares	46,348	0.0
12,900	Shengyi Technology Co. Ltd. - A Shares	46,717	0.0
4,220	Shennan Circuits Co. Ltd. - A Shares	72,512	0.0
134,800	Shenwan Hongyuan Group Co. Ltd. - A Shares	97,569	0.0
2,400	Shenzhen Goodix Technology Co. Ltd. - A Shares	48,090	0.0
17,400	Shenzhen Inovance Technology Co. Ltd. - A Shares	199,544	0.0
151,519	Shenzhen International Holdings Ltd.	209,358	0.0
402,000	Shenzhen Investment Ltd.	123,859	0.0
16,900	Shenzhen Kaifa Technology Co. Ltd. - A Shares	49,979	0.0
4,900	Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	112,788	0.0
8,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	645,134	0.1
53,200	Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	61,259	0.0
10,000	Shenzhen Sunway Communication Co. Ltd. - A Shares	47,722	0.0
89,600	Shenzhou International Group Holdings Ltd.	2,262,650	0.3
9,900	Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	44,677	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
136,500	Shimao Group Holdings Ltd.	$334,385	0.1
61,000 (2)	Shimao Services Holdings Ltd.	210,249	0.0
32,500	Sichuan Chuantou Energy Co. Ltd. - A Shares	61,989	0.0
15,800	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	48,759	0.0
3,300	Sichuan Swellfun Co. Ltd. - A Shares	64,493	0.0
8,000	Silergy Corp.	1,085,788	0.1
1,125,250	Sino Biopharmaceutical Ltd.	1,102,443	0.1
26,500	Sinolink Securities Co. Ltd. - A Shares	52,001	0.0
148,800	Sinopharm Group Co. - H Shares	441,451	0.1
80,500	Sinotruk Hong Kong Ltd.	172,511	0.0
3,085	Skshu Paint Co. Ltd. - A Shares	84,082	0.0
128,000 (2)	Smoore International Holdings Ltd.	708,602	0.1
24,240	Songcheng Performance Development Co. Ltd. - A Shares	63,025	0.0
55,000	Southwest Securities Co. Ltd. - A Shares	41,428	0.0
6,800	Spring Airlines Co. Ltd. - A Shares	59,864	0.0
182,000	SSY Group Ltd.	162,421	0.0
227,500	Sun Art Retail Group Ltd.	169,407	0.0
271,000	Sunac China Holdings Ltd.	929,270	0.1
66,000 (2)	Sunac Services Holdings Ltd.	244,971	0.0
9,400	Sungrow Power Supply Co. Ltd. - A Shares	167,010	0.0
54,900 (3)	Suning.com Co. Ltd. - A Shares	47,496	0.0
77,000	Sunny Optical Technology Group Co. Ltd.	2,431,861	0.3
12,200	Sunwoda Electronic Co. Ltd. - A Shares	61,422	0.0
15,600	Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	50,287	0.0
44,196 (1)	TAL Education Group ADR	1,115,065	0.1
30,500	TBEA Co. Ltd. - A Shares	60,573	0.0
86,300	TCL Technology Group Corp. - A Shares	102,075	0.0
623,700	Tencent Holdings Ltd.	46,959,939	5.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
71,719 (1)	Tencent Music Entertainment Group ADR	$1,110,210	0.1
2,700	Thunder Software Technology Co. Ltd. - A Shares	65,528	0.0
21,600	Tianjin Zhonghuan Semiconductor Co. Ltd. - A Shares	128,978	0.0
28,000	Tianshui Huatian Technology Co. Ltd. - A Shares	66,632	0.0
220,000	Tingyi Cayman Islands Holding Corp.	439,214	0.1
8,820	Toly Bread Co. Ltd. - A Shares	42,539	0.0
104,800 (1)	Tongcheng-Elong Holdings Ltd.	262,278	0.0
13,600	TongFu Microelectronics Co. Ltd. - A Shares	50,527	0.0
25,100	Tonghua Dongbao Pharmaceutical Co. Ltd. - A Shares	46,382	0.0
11,400	Tongkun Group Co. Ltd. - A Shares	42,502	0.0
123,400	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	51,959	0.0
28,300	Tongwei Co. Ltd. - A Shares	189,164	0.0
2,000 (1)	Topchoice Medical Corp. - A Shares	126,994	0.0
154,000 (2)	Topsports International Holdings Ltd. - H Shares	251,820	0.0
40,200	Transfar Zhilian Co. Ltd. - A Shares	47,934	0.0
104,000	Travelsky Technology Ltd. - H Shares	224,077	0.0
54,531 (1)	Trip.com Group Ltd. ADR	1,933,669	0.2
5,900	Tsingtao Brewery Co. Ltd. - A Shares	105,518	0.0
56,000	Tsingtao Brewery Co., Ltd. - H Shares	602,234	0.1
3,700	Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	88,200	0.0
158,000	Uni-President China Holdings Ltd.	174,328	0.0
16,800	Unisplendour Corp. Ltd. - A Shares	56,833	0.0
15,800	Universal Scientific Industrial Shanghai Co. Ltd. - A Shares	41,061	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
8,845 (1)	Up Fintech Holding Ltd. ADR	$256,328	0.0
23,500 (1)(2)	Venus MedTech Hangzhou, Inc. - H Shares	195,776	0.0
42,000 (4)	Vinda International Holdings Ltd.	129,307	0.0
48,444 (1)	Vipshop Holdings Ltd. ADR	972,756	0.1
10,740	Walvax Biotechnology Co. Ltd. - A Shares	102,449	0.0
21,300	Wanhua Chemical Group Co. Ltd. - A Shares	358,457	0.1
550,000	Want Want China Holdings Ltd.	389,434	0.1
6,616 (1)	Weibo Corp. ADR	348,134	0.0
33,300	Weichai Power Co. Ltd. - A Shares	91,954	0.0
218,000	Weichai Power Co. Ltd. - H Shares	484,024	0.1
186,000 (1)(2)(4)	Weimob, Inc.	410,454	0.1
45,220	Wens Foodstuffs Group Co. Ltd. - A Shares	100,523	0.0
29,000	Western Securities Co. Ltd. - A Shares	37,009	0.0
154,000	Wharf Holdings Ltd.	587,401	0.1
5,900	Will Semiconductor Co. Ltd. Shanghai - A Shares	293,339	0.0
8,400	Wingtech Technology Co. Ltd. - A Shares	125,789	0.0
43,500	Wuchan Zhongda Group Co. Ltd. - A Shares	52,980	0.0
17,626	Wuhan Guide Infrared Co. Ltd. - A Shares	75,227	0.0
11,700	Wuhu Sanqi Interactive Entertainment Network
	Technology Group Co. Ltd. - A Shares	43,499	0.0
25,200	Wuliangye Yibin Co. Ltd. - A Shares	1,159,676	0.1
19,300	WUS Printed Circuit Kunshan Co. Ltd. - A Shares	46,187	0.0
17,376	WuXi AppTec Co. Ltd. - A Shares	420,400	0.1
35,841 (2)	WuXi AppTec Co. Ltd. - H Shares	836,586	0.1
364,000 (1)(2)	Wuxi Biologics Cayman, Inc.	6,664,947	0.7
7,520	Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	69,929	0.0
2,200	Wuxi Shangji Automation Co. Ltd. - A Shares	60,881	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
43,500	XCMG Construction Machinery Co. Ltd. - A Shares	$42,876	0.0
1,551,800 (1)(2)	Xiaomi Corp. - B Shares	5,397,027	0.6
20,700	Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	38,877	0.0
85,652	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	133,826	0.0
520,000	Xinyi Solar Holdings Ltd.	1,119,260	0.1
35,036 (1)(4)	XPeng, Inc. ADR	1,556,299	0.2
134,000 (2)	Yadea Group Holdings Ltd.	287,818	0.0
8,100	Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	56,125	0.0
196,000	Yanzhou Coal Mining Co., Ltd. - H Shares	263,205	0.0
8,700	Yealink Network Technology Corp. Ltd. - A Shares	112,758	0.0
4,550	Yifeng Pharmacy Chain Co. Ltd. - A Shares	39,481	0.0
51,000	Yihai International Holding Ltd.	342,518	0.1
8,500	Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	111,534	0.0
32,620	Yintai Gold Co. Ltd. - A Shares	47,992	0.0
60,400	Yonghui Superstores Co. Ltd. - A Shares	44,188	0.0
23,060	Yonyou Network Technology Co. Ltd. - A Shares	118,572	0.0
169,200	Yuexiu Property Co. Ltd.	178,253	0.0
44,616	Yum China Holdings, Inc.	2,955,810	0.3
24,154	Yunda Holding Co. Ltd. - A Shares	50,558	0.0
24,400 (1)	Yunnan Aluminium Co. Ltd. - A Shares	44,867	0.0
9,200	Yunnan Baiyao Group Co. Ltd. - A Shares	164,637	0.0
6,100	Yunnan Energy New Material Co. Ltd. - A Shares	220,533	0.0
8,179 (1)	Zai Lab Ltd. ADR	1,447,601	0.2
4,100	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	284,227	0.0
120,500	Zhaojin Mining Industry Co. Ltd. - H Shares	114,590	0.0
47,380 (1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	47,039	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
12,200	Zhejiang Chint Electrics Co. Ltd. - A Shares	$62,993	0.0
19,000	Zhejiang Dahua Technology Co. Ltd. - A Shares	62,001	0.0
182,000	Zhejiang Expressway Co., Ltd. - H Shares	161,975	0.0
16,060	Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	51,838	0.0
7,300	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	128,534	0.0
7,000	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	54,642	0.0
22,600	Zhejiang Longsheng Group Co. Ltd. - A Shares	48,036	0.0
17,760	Zhejiang NHU Co. Ltd. - A Shares	78,743	0.0
23,050	Zhejiang Sanhua Intelligent Controls Co. Ltd. - A Shares	85,449	0.0
12,740	Zhejiang Satellite Petrochemical Co. Ltd. - A Shares	77,200	0.0
4,000	Zhejiang Supor Co. Ltd. - A Shares	39,460	0.0
12,700	Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	40,628	0.0
4,100	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. - A Shares	40,661	0.0
191,000	Zhenro Properties Group Ltd.	106,763	0.0
36,100 (1)	Zheshang Securities Co. Ltd. - A Shares	72,981	0.0
53,000 (1)(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	299,658	0.0
7,700	Zhongji Innolight Co. Ltd. - A Shares	45,864	0.0
55,100	Zhongjin Gold Corp. Ltd. - A Shares	73,471	0.0
62,500	Zhongsheng Group Holdings Ltd.	519,896	0.1
59,500 (1)	Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	351,439	0.1
20,480	Zhuzhou Kibing Group Co. Ltd. - A Shares	58,807	0.0
123,900	Zijin Mining Group Co. Ltd. - A Shares	185,340	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
628,000	Zijin Mining Group Co., Ltd. - H Shares	$842,706	0.1
130,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	136,911	0.0
52,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	74,276	0.0
22,000	ZTE Corp. - A Shares	113,002	0.0
84,840	ZTE Corp. - H Shares	264,758	0.0
46,837	ZTO Express Cayman, Inc. ADR	1,421,503	0.2
		350,612,444	37.0

	Colombia: 0.2%
26,980	Bancolombia SA	189,788	0.0
11,974	BanColombia SA ADR	344,851	0.1
556,521	Ecopetrol SA	403,637	0.1
28,351	Grupo de Inversiones Suramericana SA	139,753	0.0
49,379	Interconexion Electrica SA ESP	291,432	0.0
		1,369,461	0.2

	Czech Republic: 0.1%
17,924	CEZ AS	531,538	0.1
9,147 (1)	Komercni Banka AS	321,863	0.0
45,589 (1)(2)	Moneta Money Bank AS	173,082	0.0
		1,026,483	0.1

	Egypt: 0.1%
139,064 (1)	Commercial International Bank Egypt SAE	462,533	0.1
127,992	Eastern Co. SAE	96,595	0.0
55,040 (1)	Fawry for Banking & Payment Technology Services SAE	66,704	0.0
		625,832	0.1

	Greece: 0.1%
248,718 (1)	Eurobank Ergasias Services and Holdings SA	251,046	0.0
4,349 (1)(3)	FF Group	—	—
25,520	Hellenic Telecommunications Organization SA	428,576	0.1
12,756	Jumbo SA	214,850	0.0
22,693	OPAP S.A.	342,260	0.0
		1,236,732	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hungary: 0.2%
45,130 (1)	MOL Hungarian Oil & Gas PLC	$359,105	0.0
24,027 (1)	OTP Bank Nyrt	1,293,415	0.1
15,674	Richter Gedeon Nyrt	417,281	0.1
		2,069,801	0.2

	India: 9.7%
8,647	ACC Ltd.	234,699	0.0
29,048 (1)	Adani Enterprises Ltd.	590,266	0.1
42,954 (1)	Adani Green Energy Ltd.	650,982	0.1
56,525	Adani Ports & Special Economic Zone, Ltd.	536,144	0.1
29,509	Adani Total Gas Ltd.	405,717	0.0
29,523 (1)	Adani Transmissions Ltd.	421,500	0.0
82,036	Ambuja Cements Ltd.	376,538	0.0
10,367	Apollo Hospitals Enterprise Ltd.	505,197	0.1
41,260	Asian Paints Ltd.	1,663,397	0.2
32,814	Aurobindo Pharma Ltd.	426,594	0.1
17,791 (1)(2)	Avenue Supermarts Ltd.	801,035	0.1
243,063 (1)	Axis Bank Ltd.	2,453,278	0.3
8,052 (1)	Bajaj Auto Ltd.	448,256	0.1
29,228 (1)	Bajaj Finance Ltd.	2,370,647	0.3
4,220 (1)	Bajaj Finserv Ltd.	688,677	0.1
10,087	Balkrishna Industries Ltd.	304,233	0.0
72,690 (1)(2)	Bandhan Bank Ltd.	323,673	0.0
29,852	Berger Paints India Ltd.	323,534	0.0
116,926	Bharat Electronics Ltd.	280,682	0.0
26,983 (1)	Bharat Forge Ltd.	277,140	0.0
88,572	Bharat Petroleum Corp. Ltd.	558,859	0.1
262,144	Bharti Airtel Ltd.	1,856,436	0.2
48,346 (1)	Biocon Ltd.	263,339	0.0
11,364	Britannia Industries Ltd.	558,459	0.1
43,405	Cholamandalam Investment and Finance Co. Ltd.	300,277	0.0
48,266 (1)	Cipla Ltd.	631,489	0.1
151,559	Coal India Ltd.	299,331	0.0
12,760	Colgate-Palmolive India Ltd.	289,631	0.0
29,659	Container Corp. Of India Ltd.	279,166	0.0
62,590	Dabur India Ltd.	479,237	0.1
14,480 (1)	Divis Laboratories Ltd.	859,329	0.1
72,253	DLF Ltd.	273,665	0.0
12,389	Dr Reddys Laboratories Ltd.	905,861	0.1
15,484 (1)	Eicher Motors Ltd.	557,204	0.1
171,281	GAIL India Ltd.	345,437	0.0
39,761 (1)	Godrej Consumer Products Ltd.	465,963	0.1
29,893	Grasim Industries Ltd.	603,664	0.1
25,236	Havells India Ltd.	333,189	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
117,803	HCL Technologies Ltd.	$1,560,642	0.2
6,413 (2)	HDFC Asset Management Co. Ltd.	252,026	0.0
84,247 (2)	HDFC Life Insurance Co., Ltd.	778,742	0.1
13,282	Hero Motocorp Ltd.	519,054	0.1
168,992	Hindalco Industries Ltd.	848,290	0.1
76,416	Hindustan Petroleum Corp. Ltd.	301,801	0.0
87,595	Hindustan Unilever Ltd.	2,915,714	0.3
184,298	Housing Development Finance Corp.	6,150,605	0.7
549,911 (1)	ICICI Bank Ltd.	4,681,626	0.5
23,732 (2)	ICICI Lombard General Insurance Co. Ltd.	500,766	0.1
41,922 (2)	ICICI Prudential Life Insurance Co. Ltd.	345,905	0.0
213,912	Indian Oil Corp. Ltd.	311,004	0.0
32,393	Indraprastha Gas Ltd.	243,369	0.0
73,023	Indus Towers Ltd.	234,815	0.0
8,021	Info Edge India Ltd.	531,117	0.1
365,833	Infosys Ltd.	7,739,196	0.8
11,220 (1)(2)	InterGlobe Aviation Ltd.	259,430	0.0
8,212	Ipca Laboratories Ltd.	223,971	0.0
319,502	ITC Ltd.	872,606	0.1
93,017	JSW Steel Ltd.	857,935	0.1
8,995 (1)	Jubilant Foodworks Ltd.	373,199	0.0
59,783 (1)	Kotak Mahindra Bank Ltd.	1,374,175	0.1
72,394	Larsen & Toubro Ltd.	1,464,037	0.2
5,862 (2)	Larsen & Toubro Infotech Ltd.	321,470	0.0
25,387	Lupin Ltd.	392,897	0.0
90,391	Mahindra & Mahindra Ltd.	947,693	0.1
59,362	Marico Ltd.	424,113	0.0
14,648	Maruti Suzuki India Ltd.	1,483,309	0.2
139,066 (1)	Motherson Sumi Systems Ltd.	453,798	0.1
219	MRF Ltd.	236,282	0.0
13,661	Muthoot Finance Ltd.	272,583	0.0
3,588	Nestle India Ltd.	851,993	0.1
472,876	NTPC Ltd.	741,500	0.1
275,504	Oil & Natural Gas Corp., Ltd.	437,231	0.1
667	Page Industries Ltd.	265,187	0.0
85,365	Petronet LNG Ltd.	259,500	0.0
9,493	PI Industries Ltd.	372,093	0.0
16,436 (1)	Pidilite Industries Ltd.	476,651	0.1
10,949	Piramal Enterprises, Ltd.	353,882	0.0
227,574	Power Grid Corp. of India Ltd.	712,299	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
102,809	REC Ltd.	$205,774	0.0
307,800	Reliance Industries Ltd.	8,752,717	0.9
19,343	SBI Cards & Payment Services Ltd.	252,815	0.0
48,114 (2)	SBI Life Insurance Co. Ltd.	653,448	0.1
1,137 (1)	Shree Cement Ltd.	421,210	0.0
21,905	Shriram Transport Finance Co. Ltd.	396,787	0.0
8,993	Siemens, Ltd.	244,931	0.0
193,937	State Bank of India	1,096,434	0.1
90,290	Sun Pharmaceutical Industries Ltd.	821,167	0.1
99,126	Tata Consultancy Services Ltd.	4,467,170	0.5
64,454	Tata Consumer Products Ltd.	654,775	0.1
181,668 (1)	Tata Motors Ltd.	833,226	0.1
68,619	Tata Steel Ltd.	1,079,673	0.1
66,267	Tech Mahindra Ltd.	977,817	0.1
37,666	Titan Co., Ltd.	879,105	0.1
6,188	Torrent Pharmaceuticals Ltd.	241,745	0.0
21,348	Trent Ltd.	244,352	0.0
11,182	Ultratech Cement Ltd.	1,020,529	0.1
33,515 (1)	United Spirits Ltd.	298,723	0.0
54,966	UPL Ltd.	587,332	0.1
124,364	Vedanta Ltd.	440,784	0.1
141,665	Wipro Ltd.	1,039,673	0.1
1,209,014 (1)	Yes Bank Ltd.	220,579	0.0
		92,115,997	9.7

	Indonesia: 1.1%
1,689,400	Adaro Energy Tbk PT	140,612	0.0
912,900	Aneka Tambang Tbk	145,222	0.0
2,220,900	Astra International Tbk PT	757,977	0.1
1,163,500	Bank Central Asia Tbk PT	2,419,736	0.3
2,019,800	Bank Mandiri Persero TBK PT	823,465	0.1
870,700	Bank Negara Indonesia Persero Tbk PT	278,587	0.1
5,981,900	Bank Rakyat Indonesia	1,626,450	0.2
3,066,600	Barito Pacific Tbk PT	181,094	0.0
816,700	Charoen Pokphand Indonesia Tbk PT	352,413	0.1
61,600 (1)	Gudang Garam Tbk PT	187,923	0.0
295,000	Indah Kiat Pulp & Paper Tbk PT	151,825	0.0
171,700	Indocement Tunggal Prakarsa Tbk PT	122,105	0.0
300,200	Indofood CBP Sukses Makmur TBK PT	168,816	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
530,200	Indofood Sukses Makmur Tbk PT	$225,946	0.0
2,441,200	Kalbe Farma Tbk PT	236,005	0.0
1,120,200 (1)	Merdeka Copper Gold Tbk PT	227,735	0.0
2,436,100	Sarana Menara Nusantara Tbk PT	208,511	0.0
347,800	Semen Indonesia Persero Tbk PT	228,217	0.0
5,221,700	Telkom Indonesia Persero Tbk PT	1,134,967	0.1
820,800	Tower Bersama Infrastructure Tbk PT	181,905	0.0
872,400	Unilever Indonesia Tbk PT	297,919	0.1
194,600	United Tractors Tbk PT	272,253	0.0
		10,369,683	1.1

	Kuwait: 0.5%
137,755	Agility Public Warehousing Co. KSC	419,870	0.1
128,600 (1)	Boubyan Bank KSCP	312,430	0.0
485,425	Kuwait Finance House KSCP	1,222,826	0.1
73,608	Mabanee Co. KPSC	175,164	0.0
232,162	Mobile Telecommunications Co. KSCP	453,845	0.1
725,252	National Bank of Kuwait SAKP	2,043,608	0.2
		4,627,743	0.5

	Malaysia: 1.2%
199,800	AMMB Holdings Bhd	141,975	0.0
303,600	Axiata Group Bhd	273,749	0.0
667,000	CIMB Group Holdings Bhd	741,181	0.1
423,242	Dialog Group BHD	294,789	0.1
336,100	Digi.Com BHD	334,523	0.1
17,700	Fraser & Neave Holdings Bhd	112,606	0.0
236,700	Genting Bhd	281,087	0.0
344,600	Genting Malaysia BHD	229,927	0.0
77,900	HAP Seng Consolidated Bhd	146,362	0.0
187,400	Hartalega Holdings Bhd	331,781	0.1
75,772	Hong Leong Bank BHD	341,672	0.1
31,492	Hong Leong Financial Group Bhd	135,151	0.0
218,500	IHH Healthcare Bhd	287,895	0.0
278,000	IOI Corp. Bhd	251,784	0.0
140,600	Kossan Rubber Industries	109,064	0.0
48,800	Kuala Lumpur Kepong Bhd	239,327	0.0
410,800	Malayan Banking BHD	802,502	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
125,600	Malaysia Airports Holdings Bhd	$181,646	0.0
266,500	Maxis Bhd	281,810	0.0
153,000	MISC Bhd	250,061	0.0
7,900	Nestle Malaysia Bhd	253,751	0.0
258,500	Petronas Chemicals Group Bhd	502,212	0.1
36,600	Petronas Dagangan BHD	164,059	0.0
83,500	Petronas Gas BHD	311,755	0.0
70,380	PPB Group Bhd	310,238	0.0
323,100	Press Metal Aluminium Holdings Bhd	372,014	0.1
1,557,600	Public Bank BHD	1,542,030	0.2
136,200	QL Resources Bhd	185,362	0.0
191,376	RHB Bank Bhd	249,020	0.0
328,700	Sime Darby Bhd	172,604	0.0
206,700	Sime Darby Plantation Bhd	198,282	0.0
158,880	Supermax Corp. Bhd	126,293	0.0
136,100	Telekom Malaysia BHD	199,072	0.0
241,400	Tenaga Nasional BHD	569,472	0.1
556,100	Top Glove Corp. Bhd	558,578	0.1
114,100	Westports Holdings Bhd	115,708	0.0
		11,599,342	1.2

	Mexico: 1.8%
3,620,400	America Movil SAB de CV-AMXL	2,724,290	0.3
49,900	Arca Continental SAB de CV	288,776	0.0
67,900	Becle SAB de CV	179,441	0.0
1,624,021 (1)	Cemex SA de CV - Unit	1,367,065	0.2
54,300	Coca-Cola Femsa SAB de CV - Unit	287,381	0.0
346,200	Fibra Uno Administracion SA de CV	373,397	0.0
206,200	Fomento Economico Mexicano SAB de CV - Unit	1,744,125	0.2
24,780	Gruma SAB de CV	278,529	0.0
42,585	Grupo Aeroportuario del Pacifico SA de CV	455,929	0.1
22,780 (1)	Grupo Aeroportuario del Sureste SA de CV	419,408	0.1
174,500	Grupo Bimbo SAB de CV	384,296	0.1
53,900	Grupo Carso SAB de CV	167,805	0.0
278,177	Grupo Financiero Banorte	1,791,251	0.2
258,200 (1)	Grupo Financiero Inbursa SA	254,392	0.0
334,600	Grupo Mexico SA de CV Series B	1,577,155	0.2
261,400	Grupo Televisa S.A. - Unit	746,932	0.1
16,610 (1)	Industrias Penoles, S.A. de C.V.	229,969	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
175,500	Kimberly-Clark de Mexico SA de CV	$311,752	0.0
39,500	Megacable Holdings SAB de CV - Unit	140,313	0.0
122,850	Orbia Advance Corp. SAB de CV	321,145	0.0
25,825	Promotora y Operadora de Infraestructura SAB de CV	206,209	0.0
9,403	Southern Copper Corp.	604,801	0.1
139,000 (1)	Telesites SAB de CV	128,792	0.0
557,600	Wal-Mart de Mexico SAB de CV	1,821,277	0.2
		16,804,430	1.8

	Pakistan: 0.0%
97,700	Habib Bank Ltd.	75,860	0.0
76,600	MCB Bank Ltd.	77,757	0.0
		153,617	0.0

	Peru: 0.1%
23,818 (1)	Cia de Minas Buenaventura SAA ADR	215,553	0.0
7,189 (1)	Credicorp Ltd.	870,660	0.1
		1,086,213	0.1

	Philippines: 0.6%
222,420	Aboitiz Equity Ventures, Inc.	192,251	0.0
30,435	Ayala Corp.	498,781	0.1
858,490	Ayala Land, Inc.	633,997	0.1
179,760	Bank of the Philippine Islands	326,410	0.1
217,799	BDO Unibank, Inc.	505,067	0.1
3,425	Globe Telecom, Inc.	129,100	0.0
11,140	GT Capital Holdings, Inc.	138,571	0.0
112,990	International Container Terminal Services, Inc.	378,909	0.0
327,189	JG Summit Holdings, Inc.	416,569	0.0
52,030	Jollibee Foods Corp.	227,668	0.0
29,930	Manila Electric Co.	169,947	0.0
1,568,100	Metro Pacific Investments Corp.	124,902	0.0
218,522	Metropolitan Bank & Trust Co.	218,007	0.0
8,980	PLDT, Inc.	237,375	0.0
25,862	SM Investments Corp.	529,903	0.1
1,052,200	SM Prime Holdings, Inc.	786,752	0.1
100,210	Universal Robina Corp.	296,637	0.0
		5,810,846	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: 0.7%
38,987 (1)(2)	Allegro.eu SA	$670,949	0.1
19,893 (1)	Bank Polska Kasa Opieki SA	485,453	0.1
7,525 (4)	CD Projekt SA	365,577	0.0
33,236	Cyfrowy Polsat SA	261,096	0.0
5,452 (1)(2)	Dino Polska SA	400,491	0.1
15,308	KGHM Polska Miedz SA	753,199	0.1
123 (1)	LPP SA	415,161	0.0
83,922 (1)	Orange Polska SA	147,690	0.0
93,809 (1)	PGE Polska Grupa Energetyczna SA	231,534	0.0
31,632	Polski Koncern Naftowy Orlen	637,747	0.1
187,979	Polskie Gornictwo Naftowe I Gazownictwo SA	328,922	0.0
93,583 (1)	Powszechna Kasa Oszczednosci Bank Polski SA	928,488	0.1
65,228 (1)	Powszechny Zaklad Ubezpieczen SA	628,127	0.1
3,944 (1)	Santander Bank Polska SA	263,284	0.0
		6,517,718	0.7

	Qatar: 0.6%
207,144	Barwa Real Estate Co.	169,710	0.0
229,583	Commercial Bank PQSC	332,300	0.0
164,899	Industries Qatar QSC	600,606	0.1
416,147	Masraf Al Rayan	509,640	0.1
530,711	Mesaieed Petrochemical Holding Co.	274,483	0.0
93,419	Ooredoo QPSC	187,262	0.0
56,311	Qatar Electricity & Water Co. QSC	257,660	0.0
59,990	Qatar Fuel QSC	291,962	0.1
228,529	Qatar Gas Transport Co. Ltd.	188,379	0.0
92,810	Qatar International Islamic Bank QSC	237,314	0.0
128,373	Qatar Islamic Bank SAQ	609,604	0.1
480,602	Qatar National Bank QPSC	2,369,351	0.2
		6,028,271	0.6

	Romania: 0.0%
47,095	NEPI Rockcastle PLC	333,820	0.0

	Russia: 3.2%
292,511	Alrosa PJSC	537,770	0.1
1,264,858	Gazprom PJSC	4,845,022	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Russia (continued)
4,265,499	Inter RAO UES PJSC	$273,410	0.0
44,506	Lukoil PJSC	4,117,706	0.4
37,811	Magnit PJSC GDR	548,448	0.1
12,057 (1)	Mail.ru Group Ltd. GDR	274,089	0.0
6,810	MMC Norilsk Nickel OJSC	2,308,281	0.3
50,415	Mobile TeleSystems PJSC ADR	466,843	0.1
159,601	Moscow Exchange MICEX-RTS PJ	372,714	0.0
9,829	Novatek PJSC GDR	2,156,819	0.2
147,228	Novolipetsk Steel PJSC	462,967	0.1
4,350 (1)	Ozon Holdings PLC ADR	254,997	0.0
15,933	PhosAgro OJSC GDR	322,484	0.0
36,702	Polymetal International PLC	795,007	0.1
3,714	Polyus PJSC	720,031	0.1
127,829	Rosneft Oil Co. PJSC	999,408	0.1
1,163,851	Sberbank of Russia PJSC	4,863,040	0.5
23,546	Severstal PAO	505,526	0.1
752,707	Surgutneftegas PJSC	377,673	0.1
151,438	Tatneft PJSC	1,101,588	0.1
13,102	TCS Group Holding PLC GDR	1,146,994	0.1
381,055,139 (1)	VTB Bank PJSC	252,322	0.0
3,847	X5 Retail Group N.V. - FIVEL GDR	134,972	0.0
9,764	X5 Retail Group NV - FIVE GDR	341,994	0.0
32,929 (1)	Yandex NV	2,329,727	0.2
		30,509,832	3.2

	Saudi Arabia: 2.8%
5,540	Abdullah Al Othaim Markets Co.	182,976	0.0
12,977	Advanced Petrochemical Co.	250,403	0.0
131,278	Al Rajhi Bank	3,887,614	0.4
111,404	Alinma Bank	625,283	0.1
27,432	Almarai Co. JSC	463,851	0.1
67,338	Arab National Bank	407,705	0.1
41,783 (1)	Bank AlBilad	409,118	0.1
52,626 (1)	Bank Al-Jazira	259,841	0.0
63,909	Banque Saudi Fransi	654,323	0.1
7,206	Bupa Arabia for Cooperative Insurance Co.	238,625	0.0
7,956	Co for Cooperative Insurance/The	175,640	0.0
67,609 (1)	Dar Al Arkan Real Estate Development Co.	190,752	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
4,837	Dr Sulaiman Al Habib Medical Services Group Co.	$210,980	0.0
46,828 (1)	Emaar Economic City	159,797	0.0
43,283	Etihad Etisalat Co.	382,730	0.0
6,623	Jarir Marketing Co.	372,948	0.1
52,457 (1)	Mobile Telecommunications Co. Saudi Arabia	203,361	0.0
4,085	Mouwasat Medical Services Co.	196,395	0.0
40,784 (1)	National Industrialization Co.	210,266	0.0
8,410	National Petrochemical Co.	98,735	0.0
28,747 (1)	Rabigh Refining & Petrochemical Co.	180,351	0.0
142,878	Riyad Bank	1,009,510	0.1
21,876	SABIC Agri-Nutrients Co.	697,184	0.1
42,332	Sahara International Petrochemical Co.	346,162	0.0
46,167 (1)	Saudi Arabian Mining Co.	779,141	0.1
234,707 (2)	Saudi Arabian Oil Co.	2,196,506	0.2
95,368	Saudi Basic Industries Corp.	3,100,399	0.3
88,830 (1)	Saudi British Bank/The	746,697	0.1
9,556	Saudi Cement Co.	162,044	0.0
89,871	Saudi Electricity Co.	578,692	0.1
26,313	Saudi Industrial Investment Group	245,863	0.0
82,186 (1)	Saudi Kayan Petrochemical Co.	396,100	0.1
234,997	Saudi National Bank	3,608,976	0.4
63,893	Saudi Telecom Co.	2,243,183	0.2
29,325	Savola Group/The	337,570	0.0
27,486	Yanbu National Petrochemical Co.	532,600	0.1
		26,742,321	2.8

	Singapore: 0.0%
25,000 (2)	BOC Aviation Ltd.	210,907	0.0

	South Africa: 3.4%
77,639 (1)	Absa Group Ltd.	737,488	0.1
11,820	African Rainbow Minerals Ltd.	211,361	0.0
5,827	Anglo American Platinum Ltd.	672,979	0.1
44,876	AngloGold Ashanti Ltd.	832,967	0.1
42,103 (1)	Aspen Pharmacare Holdings Ltd.	477,905	0.1
35,911 (1)	Bid Corp. Ltd.	778,600	0.1
32,307	Bidvest Group Ltd.	431,523	0.1
8,505	Capitec Bank Holdings Ltd.	1,002,558	0.1
27,531 (4)	Clicks Group Ltd.	473,676	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
44,743 (1)	Discovery Ltd.	$395,637	0.0
27,739	Exxaro Resources Ltd.	327,157	0.0
531,285	FirstRand Ltd.	1,993,319	0.2
95,575	Gold Fields Ltd.	852,305	0.1
385,738	Growthpoint Properties Ltd.	402,486	0.0
61,831	Harmony Gold Mining Co., Ltd.	227,879	0.0
85,120	Impala Platinum Holdings Ltd.	1,400,013	0.2
7,295	Kumba Iron Ore Ltd.	325,990	0.0
28,179 (4)	Mr Price Group Ltd.	415,423	0.0
181,535 (1)	MTN Group Ltd.	1,311,516	0.1
42,868	MultiChoice Group	352,250	0.0
46,984	Naspers Ltd.	9,906,435	1.0
41,053 (1)	Nedbank Group Ltd.	491,117	0.1
39,054 (1)	Northam Platinum Ltd.	589,940	0.1
507,335	Old Mutual Ltd.	479,623	0.1
94,812	Rand Merchant Investment Holdings Ltd.	208,082	0.0
15,932	Reinet Investments SCA	312,649	0.0
58,087	Remgro Ltd.	466,160	0.1
190,256	Sanlam Ltd.	817,648	0.1
60,644 (1)	Sasol Ltd.	923,858	0.1
55,272	Shoprite Holdings Ltd.	601,644	0.1
300,960	Sibanye Stillwater Ltd.	1,254,216	0.1
22,298	Spar Group Ltd.	282,457	0.0
138,012	Standard Bank Group Ltd.	1,232,532	0.1
19,253 (4)	Tiger Brands Ltd.	281,784	0.0
70,550 (4)	Vodacom Group Pty Ltd.	636,185	0.1
110,275 (1)	Woolworths Holdings Ltd./South Africa	416,912	0.0
		32,524,274	3.4

	South Korea: 12.2%
3,091 (1)	Alteogen, Inc.	229,615	0.0
3,489	Amorepacific Corp.	780,590	0.1
3,306	AMOREPACIFIC Group	187,997	0.0
997	BGF retail Co. Ltd.	159,008	0.0
8,896 (1)	Celltrion Healthcare Co. Ltd.	914,174	0.1
1,762 (1)	Celltrion Pharm, Inc.	245,880	0.0
10,340 (1)	Celltrion, Inc.	2,464,383	0.3
8,623	Cheil Worldwide, Inc.	192,469	0.0
909	CJ CheilJedang Corp.	372,079	0.1
1,648	CJ Corp.	156,438	0.0
1,330	CJ ENM Co. Ltd.	215,670	0.0
1,108 (1)	CJ Logistics Corp.	173,998	0.0
5,489	Coway Co. Ltd.	383,004	0.1
4,528 (1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	144,044	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
5,225	DB Insurance Co. Ltd.	$254,441	0.0
22,645 (1)	Doosan Heavy Industries and Construction Co. Ltd.	478,274	0.1
5,782 (1)	Doosan Bobcat, Inc.	246,652	0.0
2,369	Douzone Bizon Co. Ltd.	174,427	0.0
2,177	E-Mart, Inc.	309,027	0.0
5,630	Fila Holdings Corp.	290,891	0.0
623	Green Cross Corp./South Korea	181,893	0.0
6,907	GS Engineering & Construction Corp.	262,984	0.0
5,403	GS Holdings Corp.	222,147	0.0
31,681	Hana Financial Group, Inc.	1,298,332	0.1
8,230	Hankook Tire & Technology Co. Ltd.	377,627	0.1
782	Hanmi Pharm Co. Ltd.	232,207	0.0
21,118	Hanon Systems Corp.	310,251	0.0
13,178 (1)	Hanwha Solutions Corp.	520,448	0.1
10,196 (1)	HLB, Inc.	301,990	0.0
3,511	Hotel Shilla Co. Ltd.	302,347	0.0
982 (1)	HYBE Co. Ltd.	254,899	0.0
8,686	Hyundai Engineering & Construction Co. Ltd.	449,644	0.1
2,121	Hyundai Glovis Co., Ltd.	393,533	0.1
5,381	Hyundai Heavy Industries Holdings Co., Ltd.	338,400	0.0
7,078	Hyundai Mobis Co. Ltd.	1,835,547	0.2
14,812	Hyundai Motor Co.	3,151,713	0.3
9,568	Hyundai Steel Co.	456,785	0.1
27,782 (1)	Hyundai Merchant Marine Co., Ltd.	1,083,089	0.1
25,129	Industrial Bank Of Korea	234,565	0.0
33,438	Kakao Corp.	4,843,245	0.5
11,770 (1)	Kangwon Land, Inc.	280,993	0.0
41,953	KB Financial Group, Inc.	2,082,129	0.2
28,342	Kia Corp.	2,258,655	0.2
3,262 (1)	KMW Co. Ltd.	156,790	0.0
8,050	Korea Aerospace Industries Ltd.	235,451	0.0
27,478	Korea Electric Power Corp.	606,477	0.1
4,562	Korea Investment Holdings Co., Ltd.	417,364	0.1
4,265 (1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	507,278	0.1
970	Korea Zinc Co., Ltd.	371,971	0.0
17,070 (1)	Korean Air Lines Co. Ltd.	477,445	0.1
12,441	KT&G Corp.	932,357	0.1
2,019	Kumho Petrochemical Co. Ltd.	393,378	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
4,899	LG Chem Ltd.	$3,699,186	0.4
9,486	LG Corp.	863,035	0.1
25,091 (1)	LG Display Co., Ltd.	545,437	0.1
11,408	LG Electronics, Inc.	1,651,701	0.2
1,002	LG Household & Health Care Ltd.	1,567,752	0.2
1,580	LG Innotek Co. Ltd.	312,472	0.0
23,544	LG Uplus Corp.	320,998	0.0
1,901	Lotte Chemical Corp.	443,017	0.1
1,441	Lotte Shopping Co. Ltd.	147,713	0.0
32,970	Meritz Securities Co. Ltd.	138,684	0.0
33,250	Mirae Asset Securities Co. Ltd.	278,449	0.0
13,255	NAVER Corp.	4,918,516	0.5
1,776	NCSoft Corp.	1,292,258	0.1
2,513 (2)	Netmarble Corp.	298,773	0.0
14,440	NH Investment & Securities Co., Ltd.	165,392	0.0
2,740	Orion Corp./Republic of Korea	288,341	0.0
31,254	Pan Ocean Co. Ltd.	236,978	0.0
3,519 (1)	Pearl Abyss Corp.	236,155	0.0
7,919	POSCO	2,447,364	0.3
3,154	POSCO Chemical Co., Ltd.	402,721	0.1
2,150	S-1 Corp.	156,360	0.0
1,784 (1)(2)	Samsung Biologics Co. Ltd.	1,329,248	0.2
8,951	Samsung C&T Corp.	1,084,038	0.1
17,632 (1)	Samsung Engineering Co. Ltd.	373,753	0.1
3,318	Samsung Fire & Marine Insurance Co. Ltd.	649,867	0.1
52,532 (1)	Samsung Heavy Industries Co., Ltd.	312,731	0.0
3,785	Samsung SDS Co. Ltd.	621,637	0.1
7,244	Samsung Securities Co. Ltd.	289,001	0.0
5,969	Samsung Electro-Mechanics Co. Ltd.	936,043	0.1
516,820	Samsung Electronics Co., Ltd. 005930	36,997,157	3.9
7,453	Samsung Life Insurance Co. Ltd.	528,840	0.1
5,903	Samsung SDI Co., Ltd.	3,654,772	0.4
4,048 (1)	Seegene, Inc.	297,124	0.0
3,466	Shin Poong Pharmaceutical Co. Ltd.	265,252	0.0
46,132	Shinhan Financial Group Co., Ltd.	1,665,572	0.2
894	Shinsegae, Inc.	226,542	0.0
2,932 (1)	SK Biopharmaceuticals Co. Ltd.	319,985	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
869	SK Chemicals Co. Ltd.	$200,335	0.0
3,371	SK Holdings Co. Ltd.	844,930	0.1
58,804	SK Hynix, Inc.	6,637,128	0.7
5,451 (1)	SK Innovation Co. Ltd.	1,429,300	0.2
4,224	SK Telecom Co., Ltd.	1,200,387	0.1
1,998	SKC Co., Ltd.	281,570	0.0
5,041 (1)	S-Oil Corp.	459,039	0.1
51,992	Woori Financial Group, Inc.	529,323	0.1
5,768	Yuhan Corp.	323,119	0.0
		116,012,990	12.2

	Taiwan: 13.6%
54,000	Accton Technology Corp.	639,445	0.1
331,462	Acer, Inc.	348,359	0.0
42,659	Advantech Co. Ltd.	527,840	0.1
14,000	Airtac International Group	539,279	0.1
351,243	ASE Technology Holding Co. Ltd	1,409,271	0.2
242,356	Asia Cement Corp.	440,975	0.1
3,000	ASMedia Technology, Inc.	144,700	0.0
76,000	Asustek Computer, Inc.	1,013,385	0.1
897,000	AU Optronics Corp.	725,367	0.1
73,000	Catcher Technology Co., Ltd.	476,807	0.1
842,079	Cathay Financial Holding Co., Ltd.	1,628,111	0.2
134,050	Chailease Holding Co. Ltd.	973,858	0.1
458,336	Chang Hwa Commercial Bank Ltd.	265,633	0.0
206,650	Cheng Shin Rubber Industry Co. Ltd.	346,478	0.0
1,394,000	China Development Financial Holding Corp.	657,414	0.1
216,044	China Life Insurance Co., Ltd.	204,230	0.0
1,276,535	China Steel Corp.	1,812,876	0.2
403,000	Chunghwa Telecom Co., Ltd.	1,644,510	0.2
469,000	Compal Electronics, Inc.	376,172	0.0
1,922,170	CTBC Financial Holding Co. Ltd.	1,565,289	0.2
209,703	Delta Electronics, Inc.	2,278,184	0.2
1,201,989	E.Sun Financial Holding Co., Ltd.	1,134,589	0.1
21,386	Eclat Textile Co. Ltd.	503,540	0.1
281,142 (1)	Evergreen Marine Corp. Taiwan Ltd.	1,985,835	0.2
315,685	Far Eastern New Century Corp.	362,503	0.0
179,000	Far EasTone Telecommunications Co., Ltd.	414,920	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
46,891	Feng TAY Enterprise Co., Ltd.	$411,361	0.0
1,086,101	First Financial Holding Co., Ltd.	884,597	0.1
375,600	Formosa Chemicals & Fibre Co.	1,141,692	0.1
123,000	Formosa Petrochemical Corp.	470,056	0.1
406,600	Formosa Plastics Corp.	1,502,550	0.2
106,849	Foxconn Technology Co., Ltd.	251,662	0.0
711,000	Fubon Financial Holding Co., Ltd.	1,884,913	0.2
34,000	Giant Manufacturing Co., Ltd.	388,595	0.0
24,000	Globalwafers Co. Ltd.	791,287	0.1
29,312	Hiwin Technologies Corp.	415,046	0.0
1,343,170	HON HAI Precision Industry Co., Ltd.	5,392,837	0.6
32,000	Hotai Motor Co. Ltd.	705,060	0.1
907,421	Hua Nan Financial Holdings Co. Ltd.	600,709	0.1
931,439	Innolux Corp.	692,904	0.1
309,000	Inventec Co., Ltd.	291,086	0.0
11,000	Largan Precision Co. Ltd.	1,223,109	0.1
236,538	Lite-On Technology Corp.	488,658	0.1
162,820	MediaTek, Inc.	5,615,050	0.6
1,151,826	Mega Financial Holdings Co., Ltd.	1,357,952	0.1
76,000	Micro-Star International Co., Ltd.	429,344	0.1
545,890	Nan Ya Plastics Corp.	1,628,518	0.2
25,000	Nan Ya Printed Circuit Board Corp.	349,351	0.0
137,000	Nanya Technology Corp.	391,522	0.0
19,000	Nien Made Enterprise Co. Ltd.	281,833	0.0
63,000	Novatek Microelectronics Corp., Ltd.	1,126,004	0.1
24,000 (1)	Oneness Biotech Co. Ltd.	199,839	0.0
216,000	Pegatron Corp.	533,293	0.1
17,000	Phison Electronics Corp.	292,382	0.0
264,000	Pou Chen Corp.	372,175	0.0
82,000	Powertech Technology, Inc.	316,179	0.0
62,000	President Chain Store Corp.	585,064	0.1
293,000	Quanta Computer, Inc.	919,616	0.1
50,760	Realtek Semiconductor Corp.	919,511	0.1
94,228	Ruentex Development Co. Ltd.	191,273	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
375,349	Shanghai Commercial & Savings Bank Ltd./The	$609,193	0.1
1,231,189	Shin Kong Financial Holding Co., Ltd.	420,859	0.0
1,118,454	SinoPac Financial Holdings Co., Ltd.	551,713	0.1
152,800	Synnex Technology International Corp.	279,071	0.0
1,054,816	Taishin Financial Holdings Co., Ltd.	577,215	0.1
671,111	Taiwan Business Bank	227,643	0.0
528,119	Taiwan Cement Corp.	966,633	0.1
1,001,939	Taiwan Cooperative Financial Holding Co. Ltd.	764,166	0.1
202,000	Taiwan High Speed Rail Corp.	216,691	0.0
179,000	Taiwan Mobile Co., Ltd.	655,289	0.1
2,669,000	Taiwan Semiconductor Manufacturing Co., Ltd.	57,485,009	6.1
130,000	Unimicron Technology Corp.	601,268	0.1
510,209	Uni-President Enterprises Corp.	1,339,781	0.1
1,273,000	United Microelectronics Corp.	2,413,993	0.3
101,000	Vanguard International Semiconductor Corp.	427,878	0.0
36,000	Walsin Technology Corp.	293,618	0.0
59,000	Wan Hai Lines Ltd.	678,941	0.1
37,000	Win Semiconductors Corp.	498,089	0.1
329,000	Winbond Electronics Corp.	410,736	0.0
305,382	Wistron Corp.	339,580	0.0
9,000	Wiwynn Corp.	321,936	0.0
185,280	WPG Holdings Ltd.	339,866	0.0
40,537	Yageo Corp.	807,467	0.1
170,000 (1)	Yang Ming Marine Transport Corp.	1,112,781	0.1
1,058,409	Yuanta Financial Holding Co., Ltd.	1,019,143	0.1
71,000	Zhen Ding Technology Holding Ltd.	267,551	0.0
		129,090,708	13.6

	Thailand: 1.6%
24,500	Advanced Info Service PCL	130,794	0.0
101,900	Advanced Info Service PCL - Foreign	543,995	0.1
7,900	Airports of Thailand PCL	15,301	0.0
437,600	Airports of Thailand PCL - Foreign	847,568	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
956,800 (1)	Asset World Corp. PCL - Foreign	$129,903	0.0
97,400	B Grimm Power PCL - Foreign	127,714	0.0
63,000	Bangkok Bank PCL - Foreign Reg	222,467	0.0
197,800	Bangkok Commercial Asset Management PCL - Foreign	114,826	0.0
21,500	Bangkok Dusit Medical Services PCL	15,445	0.0
1,002,800	Bangkok Dusit Medical Services PCL - Foreign	720,361	0.1
50,200	Bangkok Expressway & Metro PCL	12,772	0.0
880,500	Bangkok Expressway & Metro PCL - Foreign	224,010	0.0
13,200	Berli Jucker PCL	14,332	0.0
133,600	Berli Jucker PCL - Foreign	145,061	0.0
45,400	BTS Group Holdings PCL	13,251	0.0
878,400	BTS Group Holdings PCL - Foreign	256,385	0.0
3,500	Bumrungrad Hospital PCL	14,050	0.0
50,900	Bumrungrad Hospital PCL - Foreign	204,325	0.0
19,000	Carabao Group PCL	84,000	0.0
4,700	Carabao Group PCL	20,779	0.0
32,000	Central Pattana PCL	52,495	0.0
191,200	Central Pattana PCL - Foreign	313,658	0.1
12,100 (2)	Central Retail Corp. PCL	12,658	0.0
201,100	Central Retail Corp. PCL - Foreign	210,381	0.0
103,100	Charoen Pokphand Foods PCL	85,318	0.0
333,500	Charoen Pokphand Foods PCL - Foreign	275,981	0.0
9,500	CP ALL PCL	17,797	0.0
596,900	CP ALL PCL - Foreign	1,118,222	0.1
900	Delta Electronics Thailand PCL	16,234	0.0
32,900	Delta Electronics Thailand PCL - Foreign	593,434	0.1
2,500	Electricity Generating PCL	13,664	0.0
30,400	Electricity Generating PCL - Foreign	166,151	0.0
7,400	Energy Absolute PCL	14,105	0.0
163,600	Energy Absolute PCL - Foreign	311,826	0.1
6,000	Global Power Synergy PCL	13,682	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
81,300	Global Power Synergy PCL - Foreign	$185,388	0.0
17,000	Gulf Energy Development PCL	18,182	0.0
277,400	Gulf Energy Development PCL - Foreign	296,679	0.1
29,200	Home Product Center PCL	13,131	0.0
665,251	Home Product Center PCL - Foreign	299,162	0.1
10,100	Indorama Ventures PCL	12,865	0.0
188,200	Indorama Ventures PCL - Foreign	239,726	0.0
6,900	Intouch Holdings PCL	14,001	0.0
209,800	Intouch Holdings PCL - Foreign	425,698	0.1
96,100	Krung Thai Bank PCL	32,137	0.0
284,700	Krung Thai Bank PCL - Foreign	95,208	0.0
8,800	Krungthai Card PCL	18,414	0.0
85,200	Krungthai Card PCL - Foreign	178,279	0.0
940,100	Land & Houses PCL - Foreign	233,174	0.0
50,200	Land and Houses PCL	12,451	0.0
13,900 (1)	Minor International PCL	13,029	0.0
332,500 (1)	Minor International PCL - Foreign	311,669	0.1
8,000	Muangthai Capital PCL	14,380	0.0
85,100	Muangthai Capital PCL - Foreign	152,965	0.0
13,900	Osotspa PCL	16,389	0.0
98,200	Osotspa PCL - Foreign	115,787	0.0
30,600	PTT Exploration & Production PCL	111,969	0.0
119,600	PTT Exploration & Production PCL - Foreign	437,629	0.1
54,000	PTT Global Chemical PCL	99,579	0.0
197,300	PTT Global Chemical PCL - Foreign	363,831	0.1
1,044,500	PTT PCL - Foreign	1,281,774	0.2
308,600	PTT Oil & Retail Business PCL	294,144	0.0
15,200 (2)	PTT Oil & Retail Business PCL	14,488	0.0
12,900	PTT PCL	15,830	0.0
95,100	Ratch Group PCL - Foreign	135,806	0.0
48,900	Robinson PCL - Foreign	80,926	0.0
100,700	SCG Packaging PCL	195,150	0.0
13,900	SCG Packaging PCL	26,937	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
83,700	Siam Cement PCL - Foreign	$1,129,049	0.1
90,000	Siam Commercial Bank PCL - Foreign	275,676	0.0
4,800	Siam Commercial Bank PCL	14,703	0.0
12,100	Sri Trang Gloves Thailand PCL	15,753	0.0
90,200 (4)	Sri Trang Gloves Thailand PCL - Foreign	117,433	0.0
6,600	Srisawad Corp. PCL	14,178	0.0
83,200	Srisawad Corp. PCL - Foreign	178,729	0.0
7,800	Thai Oil PCL	13,302	0.0
122,500	Thai Oil PCL - Foreign	208,906	0.0
21,500	Thai Union Group PCL	13,288	0.0
312,200	Thai Union Group PCL - Foreign	192,952	0.0
1,360,590 (4)	True Corp. PCL - Foreign	135,131	0.0
		15,138,822	1.6

	Turkey: 0.2%
327,069	Akbank TAS	198,396	0.0
82,601	Aselsan Elektronik Sanayi Ve Ticaret AS	139,649	0.0
49,322	BIM Birlesik Magazalar AS	352,067	0.1
155,301	Eregli Demir ve Celik Fabrikalari TAS	321,340	0.1
8,022	Ford Otomotiv Sanayi AS	156,500	0.0
78,478	KOC Holding AS	165,217	0.0
158,245	Turk Sise Ve Cam Fabrikalari	138,857	0.0
137,261	Turkcell Iletisim Hizmet AS	253,943	0.0
245,898	Turkiye Garanti Bankasi A/S	234,785	0.0
181,463	Turkiye Is Bankasi	106,355	0.0
14,624 (1)	Turkiye Petrol Rafinerileri AS	159,575	0.0
		2,226,684	0.2

	United Arab Emirates: 0.7%
313,634	Abu Dhabi Commercial Bank PJSC	586,599	0.1
125,091	Abu Dhabi Islamic Bank PJSC	186,772	0.0
228,952	Abu Dhabi National Oil Co. for Distribution PJSC	269,894	0.0
433,629	Aldar Properties PJSC	451,134	0.1
237,412	Dubai Islamic Bank PJSC	311,757	0.0
394,158	Emaar Properties PJSC	447,681	0.1
270,574	Emirates NBD Bank PJSC	976,030	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
185,640	Emirates Telecommunications Group Co. PJSC	$1,111,874	0.1
451,233	First Abu Dhabi Bank PJSC	2,051,534	0.2
		6,393,275	0.7
	Total Common Stock (Cost $712,903,056)	912,219,920	96.1

PREFERRED STOCK: 2.2%
	Brazil: 1.3%
19,600 (1)	Alpargatas SA	197,348	0.0
521,488	Banco Bradesco SA	2,698,762	0.3
23,500	Bradespar SA	351,427	0.1
18,800 (1)	Braskem SA	224,331	0.0
28,900	Centrais Eletricas Brasileiras SA	251,418	0.0
121,869	Cia Energetica de Minas Gerais	297,457	0.0
130,900	Cia Paranaense de Energia	155,276	0.0
120,000	Gerdau SA	712,694	0.1
517,225	Itau Unibanco Holding S.A.	3,100,979	0.3
480,587	Itausa SA	1,080,253	0.1
100,930	Lojas Americanas SA	437,300	0.1
511,400	Petroleo Brasileiro SA	3,025,956	0.3
		12,533,201	1.3

	Chile: 0.1%
14,619	Sociedad Quimica y Minera de Chile SA	688,759	0.1

	Russia: 0.1%
758,778	Surgutneftegas PJSC	480,639	0.1

	South Korea: 0.7%
2,697	Hyundai Motor Co.	276,532	0.0
4,102	Hyundai Motor Co. - Series 2	418,899	0.1
892	LG Chem Ltd.	303,849	0.0
232	LG Household & Health Care Ltd.	157,590	0.0
88,852	Samsung Electronics Co., Ltd.	5,815,370	0.6
		6,972,240	0.7
	Total Preferred Stock (Cost $17,822,255)	20,674,839	2.2

Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	Brazil: 0.0%
97,325 (1)	Ultrapar Participacoes SA	$783	0.0

	China: —%
3,223 (1)(3)	Zhengqi Financial Investment Holding Co. Ltd.	—	—
	Total Rights (Cost $—)	783	0.0

WARRANTS: 0.0%
	Thailand: 0.0%
11,883 (1)	Minor International PCL - W8	1,928	0.0
10,769 (1)	Minor International PCL - W9	1,545	0.0
	Total Warrants (Cost $—)	3,473	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	India: 0.0%
INR 320,334	Britannia Industries Ltd., 5.500%, 06/03/2024	4,366	0.0
	Total Corporate Bonds/Notes (Cost $4,402)	4,366	0.0
	Total Long-Term Investments (Cost $730,729,713)	932,903,381	98.3
SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreements: 1.0%
339,776 (6)	Bank of America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $339,776, collateralized by various U.S. Government Agency Obligations, 1.500%-8.500%,
	Market Value plus accrued interest $346,571, due 07/15/21-01/15/60)	339,776	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,213,500 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,213,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,257,770, due 07/25/21-05/20/71)	$2,213,500	0.2
1,103,637 (6)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,103,640, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,125,710, due 08/01/21-06/01/51)	1,103,637	0.1
1,402,166 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,402,168, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,430,212, due 05/01/24-04/20/71)	1,402,166	0.2
2,213,500 (6)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,213,505, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,257,776, due 02/28/27)	2,213,500	0.2
2,213,468 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,213,471,
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,257,737, due 08/01/21-04/15/62)	$2,213,468	0.2
Total Repurchase Agreements (Cost $9,486,047)	9,486,047	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
15,171,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $15,171,000)	15,171,000	1.6
	Total Short-Term Investments (Cost $24,657,047)	24,657,047	2.6
	Total Investments in Securities (Cost $755,386,760)	$957,560,428	100.9
	Liabilities in Excess of Other Assets	(8,365,012)	(0.9)
	Net Assets	$949,195,416	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Security, or a portion of the security, is on loan.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $ — or 0.0% of net assets. P: lease refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:
INR
Indian Rupee

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Geographic Diversification as of June 30, 2021 (as a percentage of net assets)

China	37.0%
Taiwan	13.6%
South Korea	12.9%
India	9.7%
Brazil	5.2%
South Africa	3.4%
Russia	3.3%
Saudi Arabia	2.8%
Mexico	1.8%
Thailand	1.6%
Countries between 0.0% – 1.2%^	7.0%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
^ Includes 19 countries, which each represents 0.0% – 1.2% of net assets.
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Sector Diversification	Percentage of Net Assets
Information Technology	20.0%
Financials	17.4
Consumer Discretionary	17.3
Communication Services	11.0
Materials	8.3
Consumer Staples	5.5
Health Care	5.0
Energy	5.0
Industrials	4.8
Utilities	2.0
Real Estate	2.0
Consumer, Non-cyclical	0.0
Financial	0.0
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,122,100	$—	$—	$1,122,100
Brazil	36,473,675	—	—	36,473,675
Chile	3,385,899	—	—	3,385,899
China	107,524,783	242,629,854	457,807	350,612,444
Colombia	1,369,461	—	—	1,369,461
Czech Republic	—	1,026,483	—	1,026,483
Egypt	—	625,832	—	625,832
Greece	—	1,236,732	—	1,236,732
Hungary	—	2,069,801	—	2,069,801
India	—	92,115,997	—	92,115,997
Indonesia	—	10,369,683	—	10,369,683
Kuwait	4,207,873	419,870	—	4,627,743
Malaysia	7,030,704	4,568,638	—	11,599,342
Mexico	16,804,430	—	—	16,804,430
Pakistan	75,860	77,757	—	153,617
Peru	1,086,213	—	—	1,086,213
Philippines	4,091,487	1,719,359	—	5,810,846
Poland	1,086,110	5,431,608	—	6,517,718
Qatar	4,315,869	1,712,402	—	6,028,271
Romania	333,820	—	—	333,820
Russia	3,922,499	26,587,333	—	30,509,832
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Saudi Arabia	$8,621,933	$18,120,388	$—	$26,742,321
Singapore	—	210,907	—	210,907
South Africa	7,920,727	24,603,547	—	32,524,274
South Korea	1,724,112	114,288,878	—	116,012,990
Taiwan	855,128	128,235,580	—	129,090,708
Thailand	—	15,138,822	—	15,138,822
Turkey	795,790	1,430,894	—	2,226,684
United Arab Emirates	4,995,931	1,397,344	—	6,393,275
Total Common Stock	217,744,404	694,017,709	457,807	912,219,920
Preferred Stock	13,221,960	7,452,879	—	20,674,839
Rights	—	783	—	783
Warrants	3,473	—	—	3,473
Corporate Bonds/Notes	—	4,366	—	4,366
Short-Term Investments	15,171,000	9,486,047	—	24,657,047
Total Investments, at fair value	$246,140,837	$710,961,784	$457,807	$957,560,428
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(4,112)	$—	$(4,112)
Futures	(20,613)	—	—	(20,613)
Total Liabilities	$(20,613)	$(4,112)	$—	$(24,725)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, Voya Emerging Markets Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$—
		$951,967	$—
At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 13,216,000	USD 929,603	Morgan Stanley Capital Services LLC	07/01/21	$(4,112)
				$(4,112)
At June 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	246	09/17/21	$16,787,040	$(20,613)
			$16,787,040	$(20,613)
Currency Abbreviations
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,112
Equity contracts	Variation margin payable on futures contracts*	20,613
Total Liabiity Derivatives		$24,725

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(21,838)	$—	$(21,838)
Equity contracts	—	1,990,062	1,990,062
Total	$(21,838)	$1,990,062	$1,968,224
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(3,332)	$—	$(3,332)
Equity contracts	—	(158,007)	(158,007)
Total	$(3,332)	$(158,007)	$(161,339)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:
Morgan Stanley Capital Services LLC
Liabilities:
Forward foreign currency contracts	$4,112
Total Liabilities	$4,112
Net OTC derivative instruments by counterparty, at fair value	$(4,112)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(4,112)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $778,383,576.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$228,033,991
Gross Unrealized Depreciation	(46,533,350)
Net Unrealized Appreciation	$181,500,641
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Australia: 7.2%
30,972 (1)	Afterpay Ltd.	$2,749,086	0.1
88,744	AGL Energy Ltd.	545,229	0.0
34,013	Ampol Ltd.	719,908	0.0
168,405	APA Group - Stapled Security	1,123,706	0.0
82,025	Aristocrat Leisure Ltd.	2,647,980	0.1
27,632	ASX Ltd.	1,610,830	0.1
266,054	Aurizon Holdings Ltd.	741,054	0.0
271,273	AusNet Services Ltd.	355,550	0.0
406,141	Australia & New Zealand Banking Group Ltd.	8,572,802	0.3
874,585 (1)(2)	BGP Holdings PLC	—	—
420,458	BHP Group Ltd.	15,296,417	0.6
301,453	BHP Group PLC	8,920,275	0.4
71,904	BlueScope Steel Ltd.	1,181,510	0.0
210,444	Brambles Ltd.	1,806,023	0.1
9,383	Cochlear Ltd.	1,770,266	0.1
190,390	Coles Group Ltd.	2,438,852	0.1
253,215	Commonwealth Bank of Australia	18,961,441	0.8
77,375	Computershare Ltd.	980,667	0.0
52,965 (1)	Crown Resorts Ltd.	472,764	0.0
64,943	CSL Ltd.	13,889,287	0.6
154,876	Dexus	1,234,630	0.1
8,645	Domino’s Pizza Enterprises Ltd.	781,752	0.0
180,604 (1)	Endeavour Group Ltd./ Australia	851,944	0.0
243,876	Evolution Mining Ltd.	823,992	0.0
241,701	Fortescue Metals Group Ltd.	4,222,264	0.2
237,313	Goodman Group	3,755,646	0.2
277,412	GPT Group	1,014,814	0.0
351,841	Insurance Australia Group Ltd.	1,360,381	0.1
98,019	Lendlease Corp., Ltd. - Stapled Security	842,253	0.0
49,060	Macquarie Group Ltd.	5,747,951	0.2
19,674	Magellan Financial Group Ltd.	794,588	0.0
392,208	Medibank Pvt Ltd.	929,858	0.0
560,688	Mirvac Group	1,222,501	0.1
470,596	National Australia Bank Ltd.	9,251,376	0.4
116,546	Newcrest Mining Ltd.	2,210,160	0.1
157,754	Northern Star Resources Ltd.	1,158,567	0.0
281,119	Oil Search Ltd.	803,129	0.0
57,803	Orica Ltd.	574,869	0.0
250,821	Origin Energy Ltd.	847,078	0.0
131,204 (1)	Qantas Airways Ltd.	458,032	0.0
210,548	QBE Insurance Group Ltd.	1,699,033	0.1
26,134	Ramsay Health Care Ltd.	1,233,024	0.1
7,543	REA Group Ltd.	955,770	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
41,490	Reece Ltd.	$734,738	0.0
52,983	Rio Tinto Ltd.	5,023,091	0.2
267,582	Santos Ltd.	1,421,269	0.1
740,816	Scentre Group	1,515,950	0.1
47,763	Seek Ltd.	1,187,342	0.1
64,791	Sonic Healthcare Ltd.	1,866,985	0.1
687,868	South32 Ltd. - AUD	1,508,487	0.1
339,647	Stockland	1,182,738	0.1
182,779	Suncorp Group Ltd.	1,521,687	0.1
188,318 (1)(3)	Sydney Airport - Stapled Security	817,116	0.0
316,450	TABCORP Holdings Ltd.	1,227,812	0.1
594,130	Telstra Corp., Ltd.	1,675,679	0.1
390,792	Transurban Group - Stapled Security	4,167,837	0.2
102,688	Treasury Wine Estates Ltd.	899,168	0.0
550,277	Vicinity Centres	634,448	0.0
15,342 (3)	Washington H Soul Pattinson & Co. Ltd.	387,980	0.0
161,832	Wesfarmers Ltd.	7,174,520	0.3
523,614	Westpac Banking Corp.	10,132,891	0.4
20,748	WiseTech Global Ltd.	495,809	0.0
137,337	Woodside Petroleum Ltd.	2,286,898	0.1
180,604	Woolworths Group Ltd.	5,168,250	0.2
		178,587,954	7.2

	Austria: 0.2%
39,874	Erste Group Bank AG	1,465,819	0.1
20,974	OMV AG	1,196,931	0.1
21,051	Raiffeisen International Bank Holding AG	477,825	0.0
9,697	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	893,295	0.0
16,528 (1)	Voestalpine AG	674,164	0.0
		4,708,034	0.2

	Belgium: 0.9%
24,992	Ageas SA/NV	1,388,832	0.1
108,753	Anheuser-Busch InBev SA/NV	7,839,857	0.3
4,393 (3)	Elia Group SA/NV	463,709	0.0
7,732 (1)	Etablissements Franz Colruyt NV	432,372	0.0
16,121	Groupe Bruxelles Lambert S.A.	1,805,085	0.1
35,685	KBC Group NV	2,724,591	0.1
21,632	Proximus SADP	418,124	0.0
2,195	Sofina SA	948,359	0.0
10,578	Solvay S.A.	1,346,401	0.1
18,045	UCB S.A.	1,889,879	0.1
28,135	Umicore SA	1,721,243	0.1
		20,978,452	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: 0.2%
527,917	BOC Hong Kong Holdings Ltd.	$1,789,275	0.1
245,200 (4)	Budweiser Brewing Co. APAC Ltd.	772,075	0.0
7,145 (1)	Futu Holdings Ltd. ADR	1,279,598	0.1
		3,840,948	0.2

	Denmark: 2.5%
23,906 (3)	Ambu A/S	919,855	0.0
454	AP Moller - Maersk A/S - Class A	1,262,848	0.1
875	AP Moller - Maersk A/S - Class B	2,519,046	0.1
14,703	Carlsberg A/S	2,743,816	0.1
15,055	Chr Hansen Holding A/S	1,358,761	0.0
16,956	Coloplast A/S	2,783,890	0.1
98,447	Danske Bank A/S	1,733,742	0.1
29,545	DSV PANALPINA A/S	6,896,925	0.3
9,355 (1)	Genmab A/S	3,833,144	0.2
18,275	GN Store Nord A/S	1,598,148	0.1
245,770	Novo Nordisk A/S	20,573,075	0.8
29,706	Novozymes A/S	2,241,307	0.1
27,000 (4)	Orsted A/S	3,789,757	0.2
14,273	Pandora A/S	1,925,627	0.1
1,227	Rockwool International AS	597,577	0.0
51,391	Tryg A/S	1,262,305	0.0
144,137	Vestas Wind Systems A/S	5,631,723	0.2
15,425 (1)	Demant A/S	869,267	0.0
		62,540,813	2.5

	Finland: 1.2%
20,301	Elisa OYJ	1,211,472	0.0
63,393	Fortum OYJ	1,748,785	0.1
38,898	Kesko OYJ	1,436,360	0.1
48,512	Kone Oyj	3,959,260	0.2
60,384	Neste Oyj	3,704,069	0.1
769,549 (1)	Nokia OYJ - Finland	4,123,047	0.2
462,436	Nordea Bank Abp	5,149,649	0.2
15,075	Orion Oyj	648,140	0.0
71,184	Sampo OYJ	3,273,357	0.1
83,032	Stora Enso OYJ	1,516,236	0.1
76,179	UPM-Kymmene OYJ	2,883,970	0.1
67,565	Wartsila OYJ	1,003,822	0.0
		30,658,167	1.2

	France: 10.5%
24,249 (1)	Accor S.A.	906,998	0.0
4,222 (1)(3)	Aeroports de Paris	551,103	0.0
67,608	Air Liquide SA	11,855,039	0.5
39,736 (1)	Alstom SA	2,007,687	0.1
8,637 (4)	Amundi SA	761,772	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
8,762	Arkema SA	$1,101,242	0.1
14,078	Atos SE	857,243	0.0
276,139	AXA S.A.	7,011,800	0.3
5,900	BioMerieux	685,525	0.0
160,544	BNP Paribas	10,075,661	0.4
125,695	Bollore SA	674,272	0.0
32,607	Bouygues SA	1,207,757	0.1
41,836 (1)(3)	Bureau Veritas SA	1,324,671	0.1
22,893 (3)	Capgemini SE	4,402,624	0.2
87,524 (3)	Carrefour S.A.	1,722,417	0.1
72,371	Cie de Saint-Gobain	4,776,174	0.2
24,181	Cie Generale des Etablissements Michelin SCA	3,859,167	0.2
24,411	CNP Assurances	416,046	0.0
7,401	Covivio	633,578	0.0
166,518	Credit Agricole SA	2,334,509	0.1
93,102	Danone	6,550,172	0.3
356	Dassault Aviation SA	419,361	0.0
18,858	Dassault Systemes SE	4,576,755	0.2
35,195	Edenred	2,006,700	0.1
11,889	Eiffage SA	1,210,971	0.1
66,367	Electricite de France SA	906,975	0.0
260,689	Engie SA	3,574,711	0.1
40,728	EssilorLuxottica SA	7,523,797	0.3
5,599	Eurazeo SE	488,161	0.0
13,778	Faurecia SE	677,329	0.0
2,976	Faurecia SE	145,374	0.0
6,529	Gecina S.A.	1,000,317	0.0
62,662	Getlink SE	978,600	0.0
4,520	Hermes International	6,596,074	0.3
2,104 (3)	Iliad SA	308,274	0.0
5,364	Ipsen SA	558,161	0.0
10,706	Kering SA	9,380,766	0.4
29,458	Klepierre SA	758,947	0.0
12,407 (3)(4)	La Francaise des Jeux SAEM	729,749	0.0
38,172	Legrand S.A.	4,045,587	0.2
35,958	L’Oreal S.A.	16,058,586	0.7
39,624	LVMH Moet Hennessy Louis Vuitton SE	31,170,427	1.3
134,835	Natixis SA	640,573	0.0
284,750 (3)	Orange SA	3,249,784	0.1
7,362 (1)(3)	Orpea SA	937,278	0.0
29,902	Pernod Ricard SA	6,646,073	0.3
31,825	Publicis Groupe	2,036,637	0.1
3,244	Remy Cointreau SA	669,958	0.0
27,336 (1)	Renault S.A.	1,108,130	0.1
48,783	Safran S.A.	6,770,233	0.3
161,722	Sanofi	16,990,895	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
3,947	Sartorius Stedim Biotech	$1,868,073	0.1
76,890	Schneider Electric SE	12,121,260	0.5
22,581 (1)(3)	SCOR SE	718,868	0.0
3,949	SEB SA	714,386	0.0
115,711	Societe Generale	3,422,887	0.1
12,628 (1)	Sodexo SA	1,180,206	0.1
49,218 (3)	Suez SA	1,170,963	0.1
8,383	Teleperformance	3,404,242	0.1
15,227	Thales S.A.	1,555,844	0.1
356,586 (3)	TotalEnergies SE	16,153,950	0.7
13,219 (1)	UbiSoft Entertainment	923,579	0.0
17,788 (1)	Unibail-Rodamco-Westfield	1,542,145	0.1
32,775	Valeo SA	988,606	0.0
76,917	Veolia Environnement	2,325,263	0.1
75,984	Vinci SA	8,122,510	0.3
101,565 (3)	Vivendi SE	3,412,488	0.1
3,816	Wendel SE	513,519	0.0
33,912 (1)(4)	Worldline SA/France	3,177,703	0.1
		259,197,132	10.5

	Germany: 8.6%
27,175	Adidas AG	10,140,542	0.4
58,846	Allianz SE	14,685,395	0.6
142,281 (3)	Aroundtown SA	1,110,107	0.1
131,093	BASF SE	10,348,428	0.4
140,220	Bayer AG	8,524,688	0.3
47,257	Bayerische Motoren Werke AG	5,009,965	0.2
3,888	Bechtle AG	722,623	0.0
14,387	Beiersdorf AG	1,736,593	0.1
22,052	Brenntag SE	2,052,428	0.1
5,732	Carl Zeiss Meditec AG	1,108,023	0.1
142,683 (1)	Commerzbank AG	1,013,286	0.0
15,701 (1)	Continental AG	2,309,944	0.1
27,575 (4)	Covestro AG	1,782,954	0.1
122,157	Daimler AG	10,915,758	0.4
22,414 (1)(4)	Delivery Hero SE	2,961,469	0.1
294,988 (1)	Deutsche Bank AG	3,845,953	0.2
27,118	Deutsche Boerse AG	4,733,335	0.2
42,563 (1)(3)	Deutsche Lufthansa AG	478,647	0.0
141,479	Deutsche Post AG	9,635,366	0.4
475,718	Deutsche Telekom AG	10,061,416	0.4
48,792 (3)	Deutsche Wohnen SE	2,985,483	0.1
320,443	E.ON AG	3,707,414	0.2
29,864 (3)	Evonik Industries AG	1,002,634	0.0
59,683	Fresenius SE & Co. KGaA	3,114,843	0.1
29,262	Fresenius Medical Care AG & Co. KGaA	2,431,557	0.1
21,849	GEA Group AG	885,323	0.0
8,606	Hannover Rueck SE	1,440,710	0.1
21,240	HeidelbergCement AG	1,823,589	0.1
23,575 (1)	HelloFresh SE	2,291,700	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
14,832	Henkel AG & Co. KGaA	$1,365,865	0.1
186,392	Infineon Technologies AG	7,497,276	0.3
10,277	KION Group AG	1,097,176	0.1
10,354	Knorr-Bremse AG	1,191,293	0.1
11,831	LANXESS AG	811,948	0.0
10,290	LEG Immobilien SE	1,481,312	0.1
18,447	Merck KGaA	3,539,533	0.1
7,614	MTU Aero Engines AG	1,887,844	0.1
19,996	Muenchener Rueckversicherungs- Gesellschaft AG	5,480,107	0.2
8,224	Nemetschek SE	629,517	0.0
15,065	Puma SE	1,798,018	0.1
729 (3)	Rational AG	660,456	0.0
91,690	RWE AG	3,324,415	0.1
149,041	SAP SE	20,934,215	0.8
12,740 (4)	Scout24 AG	1,074,919	0.0
109,187	Siemens AG	17,336,540	0.7
57,042 (1)	Siemens Energy AG	1,718,276	0.1
38,358 (4)	Siemens Healthineers AG	2,351,848	0.1
18,363	Symrise AG	2,559,003	0.1
22,876 (1)(4)	TeamViewer AG	859,151	0.0
148,055	Telefonica Deutschland Holding AG	390,824	0.0
13,058	Uniper SE	481,099	0.0
13,845	United Internet AG	566,219	0.0
4,633	Volkswagen AG	1,522,703	0.1
76,730	Vonovia SE	4,958,706	0.2
30,418 (1)(3)(4)	Zalando SE	3,678,748	0.2
		212,057,184	8.6

	Hong Kong: 2.8%
1,726,299	AIA Group Ltd.	21,415,738	0.9
186,552	Bank of East Asia Ltd.	346,468	0.0
285,400	Chow Tai Fook Jewellery Group Ltd.	652,089	0.0
286,199	CK Asset Holdings Ltd.	1,969,912	0.1
385,199	CK Hutchison Holdings Ltd.	2,998,701	0.1
94,402	CK Infrastructure Holdings Ltd.	562,345	0.0
234,365	CLP Holdings Ltd.	2,316,194	0.1
283,800 (1)(4)	ESR Cayman Ltd.	956,900	0.0
287,823	Hang Lung Properties Ltd.	698,054	0.0
109,136	Hang Seng Bank Ltd.	2,177,016	0.1
207,059	Henderson Land Development Co., Ltd.	979,855	0.0
377,000	HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	382,025	0.0
539,867	HKT Trust & HKT Ltd. - Stapled Security	735,340	0.0
1,598,181	Hong Kong & China Gas	2,481,534	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
171,888	Hong Kong Exchanges and Clearing Ltd.	$10,232,455	0.4
166,233	Hongkong Land Holdings Ltd. - HKHGF	791,674	0.0
31,004	Jardine Matheson Holdings Ltd.	1,981,760	0.1
297,132	Link REIT	2,874,853	0.1
30,523 (1)	Melco Resorts & Entertainment Ltd. ADR	505,766	0.0
220,644	MTR Corp.	1,228,545	0.1
217,273	New World Development Co. Ltd.	1,126,767	0.1
197,345	Power Assets Holdings Ltd.	1,210,921	0.1
470,626	Sino Land Co.	741,911	0.0
185,971	Sun Hung Kai Properties Ltd.	2,763,891	0.1
70,620	Swire Pacific Ltd. - Class A	478,493	0.0
166,425	Swire Properties Ltd.	495,726	0.0
196,000	Techtronic Industries Co., Ltd.	3,415,687	0.1
1,364,000 (4)	WH Group Ltd.	1,224,330	0.1
238,361	Wharf Real Estate Investment Co. Ltd.	1,385,603	0.1
260,000	Xinyi Glass Holding Co. Ltd.	1,059,357	0.1
		70,189,910	2.8

	Ireland: 0.7%
51,195	CRH PLC	2,588,993	0.1
14,030	DCC PLC	1,149,262	0.0
23,755 (1)	Flutter Entertainment PLC	4,307,395	0.2
63,395	James Hardie Industries SE	2,151,129	0.1
22,698	Kerry Group PLC - KYG	3,173,413	0.1
22,034	Kingspan Group Plc	2,082,501	0.1
34,980	Smurfit Kappa PLC	1,902,324	0.1
		17,355,017	0.7

	Israel: 0.6%
6,036	Azrieli Group Ltd.	425,305	0.0
162,070 (1)	Bank Hapoalim BM	1,301,199	0.1
207,370 (1)	Bank Leumi Le-Israel BM	1,575,747	0.1
16,008 (1)	Check Point Software Technologies	1,859,009	0.1
5,516 (1)	CyberArk Software Ltd.	718,569	0.0
3,771	Elbit Systems Ltd.	488,521	0.0
100,303	ICL Group Ltd.	680,603	0.0
165,772 (1)	Israel Discount Bank Ltd.	789,710	0.0
19,949 (1)	Mizrahi Tefahot Bank Ltd.	614,521	0.0
8,954 (1)	Nice Ltd.	2,210,147	0.1
156,504 (1)	Teva Pharmaceutical Industries Ltd. ADR	1,549,390	0.1
7,941 (1)	Wix.com Ltd.	2,305,113	0.1
		14,517,834	0.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy: 2.0%
17,732	Amplifon S.p.A.	$876,735	0.0
157,464	Assicurazioni Generali S.p.A.	3,161,351	0.1
70,718 (1)	Atlantia S.p.A	1,284,095	0.1
74,607	Davide Campari-Milano NV	1,000,044	0.0
3,586 (3)	DiaSorin SpA	678,526	0.0
1,160,862	Enel S.p.A.	10,787,722	0.4
360,235	ENI S.p.A.	4,391,810	0.2
17,991	Ferrari NV	3,714,168	0.2
87,001 (1)	FinecoBank Banca Fineco SpA	1,518,279	0.1
47,793 (3)(4)	Infrastrutture Wireless Italiane SpA	539,699	0.0
2,357,293	Intesa Sanpaolo SpA	6,521,058	0.3
88,448 (1)	Mediobanca Banca di Credito Finanziario SpA	1,034,853	0.0
27,656	Moncler SpA	1,874,739	0.1
62,721 (1)(4)	Nexi SpA	1,378,307	0.1
74,403 (4)	Poste Italiane SpA	984,763	0.0
36,358	Prysmian SpA	1,304,743	0.1
14,891	Recordati Industria Chimica e Farmaceutica SpA	851,797	0.0
287,720	Snam SpA	1,664,386	0.1
857,220	Telecom Italia S.p.A. - Savings Share	454,709	0.0
1,422,171	Telecom Italia S.p.A. - TIT	707,625	0.0
200,819	Terna SPA	1,497,642	0.1
303,356	UniCredit SpA	3,586,478	0.1
		49,813,529	2.0

	Japan: 22.6%
4,700	ABC-Mart, Inc.	270,323	0.0
56,843	Acom Co., Ltd.	248,026	0.0
28,500	Advantest Corp.	2,558,924	0.1
93,380	Aeon Co., Ltd.	2,506,763	0.1
27,521 (3)	AGC, Inc.	1,152,866	0.1
21,011	Aisin Corp.	900,899	0.0
66,628	Ajinomoto Co., Inc.	1,730,971	0.1
22,789 (1)	ANA Holdings, Inc.	535,590	0.0
65,158 (3)	Asahi Group Holdings, Ltd.	3,045,402	0.1
29,800	Asahi Intecc Co. Ltd.	712,474	0.0
179,053	Asahi Kasei Corp.	1,968,004	0.1
265,720	Astellas Pharma, Inc.	4,630,613	0.2
17,600	Azbil Corp.	729,286	0.0
28,493	Bandai Namco Holdings, Inc.	1,971,984	0.1
81,443	Bridgestone Corp.	3,701,778	0.2
33,686	Brother Industries Ltd.	672,825	0.0
142,793 (3)	Canon, Inc.	3,227,404	0.1
25,000	Capcom Co., Ltd.	730,716	0.0
27,587	Casio Computer Co., Ltd.	462,900	0.0
20,628	Central Japan Railway Co.	3,134,436	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
75,366	Chiba Bank Ltd.	$455,512	0.0
91,742	Chubu Electric Power Co., Inc.	1,122,431	0.1
95,818	Chugai Pharmaceutical Co., Ltd.	3,797,900	0.2
155,409	Concordia Financial Group Ltd.	571,094	0.0
2,900	Cosmos Pharmaceutical Corp.	426,098	0.0
57,600	CyberAgent, Inc.	1,233,623	0.1
32,374	Dai Nippon Printing Co., Ltd.	685,081	0.0
14,500	Daifuku Co., Ltd.	1,315,558	0.1
145,383	Dai-ichi Life Holdings, Inc.	2,674,933	0.1
242,879	Daiichi Sankyo Co., Ltd.	5,239,652	0.2
35,598	Daikin Industries Ltd.	6,633,680	0.3
9,381	Daito Trust Construction Co., Ltd.	1,023,491	0.0
80,854	Daiwa House Industry Co., Ltd.	2,431,159	0.1
281	Daiwa House REIT Investment Corp.	826,891	0.0
205,721	Daiwa Securities Group, Inc.	1,130,147	0.1
61,867	Denso Corp.	4,218,804	0.2
30,803 (3)	Dentsu Group, Inc.	1,105,143	0.1
4,200	Disco Corp.	1,277,006	0.1
43,133	East Japan Railway Co.	3,075,988	0.1
33,879	Eisai Co., Ltd.	3,329,536	0.1
437,964	ENEOS Holdings, Inc.	1,835,421	0.1
27,393	Fanuc Ltd.	6,568,782	0.3
8,342	Fast Retailing Co., Ltd.	6,270,584	0.3
18,023	Fuji Electric Co. Ltd.	841,262	0.0
51,460	Fuji Film Holdings Corp.	3,806,420	0.2
28,113	Fujitsu Ltd.	5,259,913	0.2
589	GLP J-Reit	1,015,819	0.1
5,900	GMO Payment Gateway, Inc.	766,255	0.0
33,200	Hakuhodo DY Holdings, Inc.	517,077	0.0
20,042	Hamamatsu Photonics KK	1,207,314	0.1
32,557	Hankyu Hanshin Holdings, Inc.	1,004,965	0.0
6,200	Harmonic Drive Systems, Inc.	340,743	0.0
3,000	Hikari Tsushin, Inc.	527,238	0.0
40,832	Hino Motors Ltd.	361,164	0.0
4,664	Hirose Electric Co., Ltd.	682,317	0.0
7,229	Hisamitsu Pharmaceutical Co., Inc.	356,928	0.0
15,310	Hitachi Construction Machinery Co., Ltd.	468,883	0.0
138,191	Hitachi Ltd.	7,919,336	0.3
30,510 (1)(3)	Hitachi Metals Ltd.	583,044	0.0
232,642	Honda Motor Co., Ltd.	7,482,521	0.3
7,800	Hoshizaki Corp.	662,631	0.0
53,237	Hoya Corp.	7,041,677	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
38,464	Hulic Co. Ltd.	$432,098	0.0
15,000	Ibiden Co., Ltd.	807,352	0.0
29,755	Idemitsu Kosan Co., Ltd.	718,902	0.0
20,891	Iida Group Holdings Co. Ltd.	537,359	0.0
145,616	Inpex Corp.	1,089,847	0.1
78,568	Isuzu Motors Ltd.	1,042,571	0.1
7,600	Ito En Ltd.	451,059	0.0
169,616	Itochu Corp.	4,894,220	0.2
13,700	Itochu Techno-Solutions Corp.	423,820	0.0
20,578 (1)	Japan Airlines Co. Ltd.	445,581	0.0
72,714	Japan Exchange Group, Inc.	1,619,775	0.1
57,600	Japan Post Bank Co. Ltd.	484,437	0.0
32,000	Japan Post Insurance Co. Ltd.	592,099	0.0
224,800	Japan Post Holdings Co. Ltd.	1,846,447	0.1
178	Japan Real Estate Investment Corp.	1,093,185	0.1
998	Japan Metropolitan Fund Invest	1,081,802	0.1
171,302 (3)	Japan Tobacco, Inc.	3,237,320	0.1
70,002	JFE Holdings, Inc.	821,257	0.0
28,935	JSR Corp.	878,963	0.0
63,954	Kajima Corp.	811,564	0.0
19,123	Kakaku.com, Inc.	575,299	0.0
100,262	Kansai Electric Power Co., Inc.	956,681	0.0
25,253	Kansai Paint Co., Ltd.	644,609	0.0
68,775	Kao Corp.	4,240,672	0.2
230,201	KDDI Corp.	7,172,071	0.3
14,668	Keio Corp.	863,441	0.0
18,398	Keisei Electric Railway Co., Ltd.	588,156	0.0
27,788	Keyence Corp.	13,994,688	0.6
20,734	Kikkoman Corp.	1,367,372	0.1
24,397 (1)	Kintetsu Group Holdings Co., Ltd.	857,533	0.0
117,456 (3)	Kirin Holdings Co., Ltd.	2,292,252	0.1
7,600 (3)	Kobayashi Pharmaceutical Co., Ltd.	649,835	0.0
19,500	Kobe Bussan Co. Ltd.	614,376	0.0
8,320	Koei Tecmo Holdings Co. Ltd.	404,495	0.0
14,900	Koito Manufacturing Co., Ltd.	927,119	0.0
124,983	Komatsu Ltd.	3,096,274	0.1
13,266	Konami Holdings Corp.	794,500	0.0
4,800	Kose Corp.	754,066	0.0
146,622 (3)	Kubota Corp.	2,966,120	0.1
14,048	Kurita Water Industries, Ltd.	675,268	0.0
45,794	Kyocera Corp.	2,829,171	0.1
38,414	Kyowa Kirin Co., Ltd.	1,366,214	0.1
10,800	Lasertec Corp.	2,088,991	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
7,164	Lawson, Inc.	$331,812	0.0
31,900	Lion Corp.	540,726	0.0
37,892	Lixil Corp.	980,546	0.0
63,000	M3, Inc.	4,590,076	0.2
32,008	Makita Corp.	1,507,164	0.1
223,256	Marubeni Corp.	1,944,214	0.1
80,966 (1)	Mazda Motor Corp.	763,874	0.0
11,400 (3)	McDonald’s Holdings Co. Japan Ltd.	502,360	0.0
26,100	Medipal Holdings Corp.	498,994	0.0
17,388	MEIJI Holdings Co., Ltd.	1,041,975	0.0
14,600 (1)	Mercari, Inc.	771,806	0.0
51,800	Minebea Mitsumi, Inc.	1,368,627	0.1
40,600	MISUMI Group, Inc.	1,373,975	0.1
182,748	Mitsubishi Chemical Holdings Corp.	1,537,641	0.1
180,293	Mitsubishi Corp.	4,924,929	0.2
260,461	Mitsubishi Electric Corp.	3,781,175	0.2
168,827	Mitsubishi Estate Co., Ltd.	2,728,848	0.1
22,439	Mitsubishi Gas Chemical Co., Inc.	475,480	0.0
93,876	Mitsubishi HC Capital, Inc.	503,410	0.0
45,619	Mitsubishi Heavy Industries Ltd.	1,346,773	0.1
1,744,706	Mitsubishi UFJ Financial Group, Inc.	9,397,437	0.4
220,601	Mitsui & Co., Ltd.	4,969,193	0.2
26,214	Mitsui Chemicals, Inc.	906,160	0.0
130,919	Mitsui Fudosan Co., Ltd.	3,027,328	0.1
12,500	Miura Co., Ltd.	542,787	0.0
344,306	Mizuho Financial Group, Inc.	4,934,767	0.2
35,600	MonotaRO Co. Ltd.	838,900	0.0
63,554	MS&AD Insurance Group Holdings, Inc.	1,837,487	0.1
81,944	Murata Manufacturing Co., Ltd.	6,242,074	0.3
16,021 (3)	Nabtesco Corp.	604,426	0.0
35,020	NEC Corp.	1,801,932	0.1
69,600	Nexon Co. Ltd.	1,548,914	0.1
36,669	NGK Insulators Ltd.	617,131	0.0
11,709	NH Foods Ltd.	455,156	0.0
63,784	Nidec Corp.	7,334,537	0.3
43,200	Nihon M&A Center, Inc.	1,118,897	0.1
15,994	Nintendo Co., Ltd.	9,255,296	0.4
298	Nippon Prologis REIT, Inc.	947,675	0.0
212 (3)	Nippon Building Fund, Inc.	1,320,877	0.1
10,922	Nippon Express Co., Ltd.	832,853	0.0
101,485 (3)	Nippon Paint Holdings Co., Ltd.	1,372,900	0.1
21,525	Nippon Sanso Holdings Corp.	441,867	0.0
7,000	Nippon Shinyaku Co., Ltd.	556,903	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
122,080	Nippon Steel Corp.	$2,064,152	0.1
183,696	Nippon Telegraph & Telephone Corp.	4,802,767	0.2
23,103	Nippon Yusen KK	1,172,434	0.1
17,600	Nissan Chemical Corp.	860,289	0.0
331,292 (1)	Nissan Motor Co., Ltd.	1,650,393	0.1
28,167	Nisshin Seifun Group, Inc.	412,945	0.0
9,017	Nissin Food Products Co., Ltd.	649,287	0.0
11,406	Nitori Co., Ltd.	2,014,267	0.1
21,542	Nitto Denko Corp.	1,604,242	0.1
438,426	Nomura Holdings, Inc.	2,231,363	0.1
16,445	Nomura Real Estate Holdings, Inc.	416,532	0.0
604	Nomura Real Estate Master Fund, Inc.	966,663	0.0
50,268	Nomura Research Institute Ltd.	1,660,183	0.1
55,049	NSK Ltd.	465,628	0.0
90,120	NTT Data Corp.	1,406,846	0.1
92,515	Obayashi Corp.	737,600	0.0
10,000	Obic Co., Ltd.	1,859,792	0.1
41,927	Odakyu Electric Railway Co., Ltd.	1,060,491	0.1
115,826	Oji Holdings Corp.	665,621	0.0
166,328	Olympus Corp.	3,308,419	0.1
26,523	Omron Corp.	2,100,009	0.1
52,790	Ono Pharmaceutical Co., Ltd.	1,177,227	0.1
5,500	Oracle Corp. Japan	420,248	0.0
28,580	Oriental Land Co., Ltd.	4,071,667	0.2
174,363	ORIX Corp.	2,947,015	0.1
373	Orix JREIT, Inc.	716,053	0.0
53,365	Osaka Gas Co., Ltd.	995,732	0.0
16,222	Otsuka Corp.	850,362	0.0
55,746 (3)	Otsuka Holdings Co. Ltd.	2,314,686	0.1
58,668	Pan Pacific International Holdings Corp.	1,220,000	0.1
315,131	Panasonic Corp.	3,628,583	0.2
13,700 (1)	PeptiDream, Inc.	669,530	0.0
25,200	Persol Holdings Co. Ltd.	497,612	0.0
16,400 (3)	Pigeon Corp.	462,545	0.0
13,100 (3)	Pola Orbis Holdings, Inc.	345,419	0.0
123,570	Rakuten Group, Inc.	1,395,248	0.1
193,600	Recruit Holdings Co. Ltd.	9,493,911	0.4
178,900 (1)	Renesas Electronics Corp.	1,930,753	0.1
304,713	Resona Holdings, Inc.	1,174,867	0.1
95,432	Ricoh Co., Ltd.	1,074,186	0.1
5,166	Rinnai Corp.	491,711	0.0
12,450	Rohm Co., Ltd.	1,145,746	0.1
36,100	Ryohin Keikaku Co., Ltd.	757,308	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
51,245	Santen Pharmaceutical Co., Ltd.	$707,265	0.0
34,770	SBI Holdings, Inc.	821,291	0.0
7,400	SCSK Corp.	440,920	0.0
30,006	Secom Co., Ltd.	2,287,075	0.1
39,816	Seiko Epson Corp.	699,886	0.0
54,419	Sekisui Chemical Co., Ltd.	931,763	0.0
87,985	Sekisui House Ltd.	1,806,752	0.1
107,571	Seven & I Holdings Co., Ltd.	5,152,741	0.2
45,600	SG Holdings Co. Ltd.	1,197,420	0.1
30,600	Sharp Corp.	504,831	0.0
33,772	Shimadzu Corp.	1,304,976	0.1
10,655	Shimano, Inc.	2,535,080	0.1
78,592	Shimizu Corp.	603,978	0.0
50,589	Shin-Etsu Chemical Co., Ltd.	8,461,551	0.3
37,832	Shionogi & Co., Ltd.	1,971,653	0.1
57,062	Shiseido Co., Ltd.	4,208,823	0.2
63,681	Shizuoka Bank Ltd.	494,176	0.0
8,236	SMC Corp.	4,872,374	0.2
410,000	SoftBank Corp.	5,360,746	0.2
178,992	SoftBank Group Corp.	12,483,228	0.5
10,200	Sohgo Security Services Co., Ltd.	464,720	0.0
45,313	Sompo Holdings, Inc.	1,678,314	0.1
179,970	Sony Group Corp.	17,451,198	0.7
12,200	Square Enix Holdings Co., Ltd.	602,496	0.0
18,488	Stanley Electric Co., Ltd.	534,141	0.0
87,835	Subaru Corp.	1,740,845	0.1
39,500 (3)	Sumco Corp.	967,595	0.0
212,171	Sumitomo Chemical Co., Ltd.	1,127,661	0.1
160,755	Sumitomo Corp.	2,155,474	0.1
25,509	Sumitomo Dainippon Pharma Co. Ltd.	535,031	0.0
107,633	Sumitomo Electric Industries Ltd.	1,589,732	0.1
35,280	Sumitomo Metal Mining Co., Ltd.	1,372,066	0.1
186,351	Sumitomo Mitsui Financial Group, Inc.	6,423,887	0.3
48,185	Sumitomo Mitsui Trust Holdings, Inc.	1,537,112	0.1
44,196	Sumitomo Realty & Development Co., Ltd.	1,580,661	0.1
19,734 (3)	Suntory Beverage & Food Ltd.	743,820	0.0
52,544	Suzuki Motor Corp.	2,226,793	0.1
23,938	Sysmex Corp.	2,839,878	0.1
76,611	T&D Holdings, Inc.	994,173	0.0
27,161	Taisei Corp.	891,435	0.0
4,800	Taisho Pharmaceutical Holdings Co. Ltd.	256,955	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
225,022	Takeda Pharmaceutical Co., Ltd.	$7,551,868	0.3
18,512	TDK Corp.	2,240,964	0.1
92,128	Terumo Corp.	3,731,413	0.2
17,178	THK Co., Ltd.	512,637	0.0
31,900	TIS, Inc.	814,129	0.0
26,885	Tobu Railway Co., Ltd.	695,894	0.0
15,900	Toho Co., Ltd.	655,588	0.0
10,500	Toho Gas Co., Ltd.	515,488	0.0
60,813	Tohoku Electric Power Co., Inc.	476,799	0.0
90,188	Tokio Marine Holdings, Inc.	4,154,084	0.2
5,300	Tokyo Century Corp.	284,949	0.0
217,866 (1)	Tokyo Electric Power Co., Inc.	648,756	0.0
21,365	Tokyo Electron Ltd.	9,237,892	0.4
53,472	Tokyo Gas Co., Ltd.	1,008,572	0.0
71,194	Tokyu Corp.	968,955	0.0
37,316	Toppan, Inc.	600,110	0.0
197,903	Toray Industries, Inc.	1,319,215	0.1
58,461 (3)	Toshiba Corp.	2,525,575	0.1
37,000	Tosoh Corp.	637,984	0.0
20,134	Toto Ltd.	1,043,209	0.1
12,588	Toyo Suisan Kaisha Ltd.	485,173	0.0
20,905	Toyota Industries Corp.	1,807,764	0.1
302,758	Toyota Motor Corp.	26,465,317	1.1
30,354	Toyota Tsusho Corp.	1,440,715	0.1
19,053	Trend Micro, Inc.	997,682	0.0
5,600	Tsuruha Holdings, Inc.	651,757	0.0
57,578	Unicharm Corp.	2,319,258	0.1
422	United Urban Investment Corp.	609,492	0.0
31,226	USS Co., Ltd.	545,843	0.0
13,400	Welcia Holdings Co. Ltd.	438,161	0.0
23,221	West Japan Railway Co.	1,326,966	0.1
18,285	Yakult Honsha Co., Ltd.	1,035,340	0.0
96,537	Yamada Holdings Co. Ltd.	446,399	0.0
19,107	Yamaha Corp.	1,037,270	0.0
40,004	Yamaha Motor Co., Ltd.	1,086,596	0.1
41,601	Yamato Holdings Co., Ltd.	1,182,051	0.1
34,242	Yaskawa Electric Corp.	1,672,219	0.1
32,473	Yokogawa Electric Corp.	485,648	0.0
378,644	Z Holdings Corp.	1,894,909	0.1
17,800	ZOZO, Inc.	603,522	0.0
		560,041,979	22.6

	Luxembourg: 0.1%
19,057 (1)	Eurofins Scientific SE	2,179,711	0.1
67,250	Tenaris S.A.	735,732	0.0
		2,915,443	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Macau: 0.2%
10,159 (1)	Galaxy Entertainment Group Ltd.	$2,480,060	0.1
346,402 (1)	Sands China Ltd.	1,458,062	0.1
282,365 (1)	SJM Holdings Ltd.	308,222	0.0
221,679 (1)	Wynn Macau Ltd.	348,678	0.0
		4,595,022	0.2

	Netherlands: 6.0%
60,241 (1)(4)	ABN AMRO Bank NV	729,960	0.0
2,816 (1)(4)	Adyen NV	6,905,749	0.3
255,394	Aegon NV	1,062,211	0.0
83,940 (1)	Airbus SE	10,815,883	0.4
27,201	Akzo Nobel NV	3,368,044	0.1
102,312 (3)	ArcelorMittal SA	3,149,879	0.1
6,543 (1)(3)	Argenx SE	1,974,119	0.1
6,752	ASM International NV	2,226,989	0.1
59,874	ASML Holding NV	41,332,078	1.7
15,479	EXOR NV	1,242,239	0.0
16,444	Heineken Holding NV	1,659,340	0.1
36,995	Heineken NV	4,491,163	0.2
556,738	ING Groep NV	7,390,319	0.3
10,660 (1)	JDE Peet’s NV	386,921	0.0
25,602 (1)(3)(4)	Just Eat Takeaway.com NV	2,367,761	0.1
149,250	Koninklijke Ahold Delhaize NV	4,444,590	0.2
24,600	Koninklijke DSM NV	4,598,544	0.2
479,893	Koninklijke KPN NV	1,500,936	0.1
130,033	Koninklijke Philips NV	6,454,067	0.3
9,835	Koninklijke Vopak NV	447,077	0.0
40,069	NN Group NV	1,892,829	0.1
69,565	Prosus NV	6,815,101	0.3
32,946 (1)	QIAGEN NV	1,592,556	0.1
17,067	Randstad NV	1,308,358	0.0
585,365	Royal Dutch Shell PLC - Class A	11,735,308	0.5
528,979	Royal Dutch Shell PLC - Class B	10,268,947	0.4
172,947	Stellantis NV	3,402,437	0.1
116,501	Stellantis NV	2,291,204	0.1
38,182	Wolters Kluwer NV	3,837,811	0.1
		149,692,420	6.0

	New Zealand: 0.3%
105,607 (1)	a2 Milk Co. Ltd.	475,184	0.0
178,255 (1)	Auckland International Airport Ltd.	905,593	0.1
82,263	Fisher & Paykel Healthcare Corp. Ltd.	1,789,578	0.1
96,867	Mercury NZ Ltd.	451,437	0.0
182,474	Meridian Energy Ltd.	680,347	0.0
60,660	Ryman Healthcare Ltd.	556,653	0.0
264,315	Spark New Zealand Ltd.	887,222	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	New Zealand (continued)
18,847 (1)(3)	Xero Ltd.	$1,938,601	0.1
		7,684,615	0.3

	Norway: 0.6%
39,105 (1)	Adevinta ASA	750,150	0.0
132,769	DNB ASA	2,893,597	0.1
139,490	Equinor ASA	2,952,796	0.1
28,483	Gjensidige Forsikring ASA	628,007	0.0
62,736	Mowi ASA	1,597,229	0.1
191,525	Norsk Hydro ASA	1,222,772	0.1
106,963	Orkla ASA	1,090,075	0.0
10,752	Schibsted ASA - Class A	518,689	0.0
13,939	Schibsted ASA - Class B	580,539	0.0
99,871	Telenor ASA	1,684,330	0.1
24,876	Yara International ASA	1,310,825	0.1
		15,229,009	0.6

	Poland: 0.0%
28,546 (1)	InPost SA	572,917	0.0

	Portugal: 0.2%
396,212	EDP - Energias de Portugal SA	2,100,039	0.1
71,387	Galp Energia SGPS SA	776,165	0.1
35,848	Jeronimo Martins SGPS SA	653,752	0.0
		3,529,956	0.2

	Singapore: 1.0%
457,237	Ascendas Real Estate Investment Trust	1,004,788	0.1
645,015	CapitaLand Integrated Commercial Trust	1,004,237	0.1
375,796	CapitaLand Ltd.	1,038,035	0.1
58,381	City Developments Ltd.	317,043	0.0
257,320	DBS Group Holdings Ltd.	5,724,678	0.2
859,912	Genting Singapore Ltd.	535,615	0.0
207,404	Keppel Corp., Ltd.	845,754	0.0
306,400	Mapletree Commercial Trust	492,857	0.0
427,902	Mapletree Logistics Trust	654,144	0.0
479,122	Oversea-Chinese Banking Corp., Ltd.	4,269,812	0.2
1,967 (1)	Sea Ltd. ADR	540,138	0.0
190,800 (1)(3)	Singapore Airlines Ltd.	688,049	0.0
114,451	Singapore Exchange Ltd.	953,248	0.1
222,306	Singapore Technologies Engineering Ltd.	641,447	0.0
1,178,550	Singapore Telecommunications Ltd.	2,010,743	0.1
168,256	United Overseas Bank Ltd.	3,240,173	0.1
66,000	UOL Group Ltd.	358,929	0.0
39,300	Venture Corp. Ltd.	562,224	0.0
273,576	Wilmar International Ltd.	917,233	0.0
		25,799,147	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 2.4%
33,661	ACS Actividades de Construccion y Servicios SA	$902,397	0.0
10,705 (1)(3)(4)	Aena SME SA	1,756,485	0.1
64,299 (1)	Amadeus IT Group SA	4,532,853	0.2
951,699	Banco Bilbao Vizcaya Argentaria SA	5,903,363	0.2
2,475,008	Banco Santander SA	9,467,018	0.4
634,485	CaixaBank SA	1,953,388	0.1
72,724 (3)(4)	Cellnex Telecom SA	4,638,420	0.2
41,130	EDP Renovaveis S.A.	952,962	0.0
35,445 (3)	Enagas	819,236	0.0
45,334 (3)	Endesa S.A.	1,100,516	0.0
69,790	Ferrovial SA - FERE	2,051,012	0.1
42,481 (3)	Grifols SA	1,151,950	0.1
824,450	Iberdrola S.A. - IBEE	10,053,862	0.4
155,692	Industria de Diseno Textil SA	5,496,977	0.2
41,367	Naturgy Energy Group SA	1,064,639	0.0
61,646 (3)	Red Electrica Corp. SA	1,144,529	0.1
213,468 (3)	Repsol SA	2,681,706	0.1
33,903 (1)	Siemens Gamesa Renewable Energy SA	1,133,500	0.1
745,398 (1)(3)	Telefonica S.A.	3,479,120	0.1
		60,283,933	2.4

	Sweden: 3.4%
44,901	Alfa Laval AB	1,587,037	0.1
143,057	Assa Abloy AB	4,312,871	0.2
95,845	Atlas Copco AB - A Shares	5,885,686	0.2
55,695	Atlas Copco AB - B Shares	2,933,258	0.1
39,038	Boliden AB	1,502,163	0.1
32,121	Electrolux AB	890,135	0.0
36,604 (1)	Embracer Group AB	989,713	0.0
94,060	Epiroc AB	2,143,198	0.1
55,459	Epiroc AB	1,088,365	0.0
33,930	EQT AB	1,232,534	0.1
86,861	Essity AB	2,881,195	0.1
24,244 (4)	Evolution AB	3,834,966	0.2
15,010 (1)	Fastighets AB Balder	940,943	0.0
104,240 (1)(3)	H & M Hennes & Mauritz AB	2,475,640	0.1
281,188	Hexagon AB	4,166,186	0.2
59,529	Husqvarna AB - B Shares	791,155	0.0
14,323 (3)	ICA Gruppen AB	666,603	0.0
15,195	Industrivarden AB-Class A	590,981	0.0
22,743	Industrivarden AB-Class C	832,532	0.0
21,054 (3)	Investment AB Latour	691,249	0.0
260,043	Investor AB	5,994,098	0.2
34,402 (3)	Kinnevik AB	1,377,591	0.1
10,823	Lundbergforetagen AB	698,523	0.0
28,567 (3)	Lundin Energy AB	1,012,771	0.0
203,467	Nibe Industrier AB	2,144,013	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
161,133	Sandvik AB	$4,120,115	0.2
44,593	Securitas AB	704,433	0.0
72,260 (1)(4)	Sinch AB	1,215,935	0.1
232,293	Skandinaviska Enskilda Banken AB	3,002,643	0.1
48,555	Skanska AB	1,289,094	0.1
54,469	SKF AB - B Shares	1,388,316	0.1
86,475	Svenska Cellulosa AB SCA	1,418,379	0.1
208,182	Svenska Handelsbanken AB	2,349,948	0.1
129,256	Swedbank AB	2,406,350	0.1
231,506	Swedish Match AB	1,974,312	0.1
71,485 (3)	Tele2 AB	974,623	0.0
416,593	Telefonaktiebolaget LM Ericsson	5,238,202	0.2
379,410	Telia Co. AB	1,685,136	0.1
28,581 (3)	Volvo AB	709,375	0.0
204,048 (3)	Volvo AB - B Shares	4,917,440	0.2
		85,057,707	3.4

	Switzerland: 10.0%
247,566	ABB Ltd.	8,410,968	0.3
22,118	Adecco Group AG	1,504,948	0.1
71,322	Alcon, Inc.	5,002,350	0.2
6,602	Baloise Holding AG	1,030,821	0.0
4,284	Banque Cantonale Vaudoise	384,954	0.0
509	Barry Callebaut AG	1,182,955	0.1
147	Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	1,462,454	0.0
16	Chocoladefabriken Lindt & Spruengli AG - Registered	1,675,655	0.1
74,504	Cie Financiere Richemont SA	9,032,017	0.4
30,795	Clariant AG	613,199	0.0
28,522	Coca-Cola HBC AG	1,032,399	0.0
349,364	Credit Suisse Group AG	3,657,116	0.2
1,001 (1)	EMS-Chemie Holding AG	983,890	0.0
5,287	Geberit AG - Reg	3,971,443	0.2
1,318	Givaudan	6,135,570	0.2
1,426,322	Glencore PLC	6,121,895	0.2
74,724	Holcim Ltd.	4,491,518	0.2
31,944	Julius Baer Group Ltd.	2,086,366	0.1
7,707	Kuehne & Nagel International AG	2,637,792	0.1
24,707	Logitech International SA	3,000,477	0.1
10,629	Lonza Group AG	7,535,501	0.3
411,202	Nestle SA	51,255,129	2.1
316,908	Novartis AG	28,910,435	1.2
3,239	Partners Group	4,910,151	0.2
4,567 (3)	Roche Holding AG	1,857,402	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
100,276	Roche Holding AG	$37,787,821	1.5
5,811	Schindler Holding AG - Part Cert	1,778,373	0.1
2,866	Schindler Holding AG - Reg	838,637	0.0
864	SGS SA	2,667,570	0.1
20,236 (3)	Sika AG	6,630,082	0.3
7,865	Sonova Holding AG - Reg	2,962,390	0.1
97,472	STMicroelectronics NV-STM1	3,544,716	0.1
1,476	Straumann Holding AG	2,354,285	0.1
4,130	Swatch Group AG - BR	1,418,304	0.1
7,482	Swatch Group AG - Reg	494,041	0.0
4,569	Swiss Life Holding AG	2,222,606	0.1
10,819	Swiss Prime Site AG	1,073,753	0.0
43,050	Swiss Re Ltd.	3,888,391	0.2
3,697	Swisscom AG	2,112,424	0.1
9,532	Temenos AG	1,532,504	0.1
523,258	UBS Group AG	8,014,861	0.3
6,958	Vifor Pharma AG	901,533	0.0
21,475	Zurich Insurance Group AG	8,625,765	0.4
		247,735,461	10.0

	United Arab Emirates: 0.0%
19,351	NMC Health PLC	7,293	0.0

	United Kingdom: 12.8%
138,898	3i Group PLC	2,254,154	0.1
27,525	Admiral Group Plc	1,197,671	0.0
184,828	Anglo American PLC	7,355,068	0.3
56,080	Antofagasta PLC	1,115,196	0.0
64,129	Ashtead Group PLC	4,766,592	0.2
50,848	Associated British Foods PLC	1,560,872	0.1
187,360	AstraZeneca PLC	22,510,190	0.9
137,555 (1)(4)	Auto Trader Group PLC	1,204,706	0.0
16,357	AVEVA Group PLC	839,538	0.0
560,735	Aviva PLC	3,147,937	0.1
459,569	BAE Systems PLC	3,320,851	0.1
2,477,887	Barclays PLC	5,880,209	0.2
145,343	Barratt Developments PLC	1,399,460	0.1
17,824	Berkeley Group Holdings PLC	1,133,333	0.0
2,904,133	BP PLC	12,735,755	0.5
311,082	British American Tobacco PLC	12,077,924	0.5
125,375	British Land Co. PLC	857,640	0.0
1,273,933 (1)	BT Group PLC	3,423,498	0.1
48,100	Bunzl PLC	1,591,206	0.1
57,777 (1)	Burberry Group PLC	1,652,374	0.1
146,054	CNH Industrial NV	2,422,691	0.1
23,965	Coca-Cola European Partners PLC - EUR	1,410,877	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
5,247	Coca-Cola European Partners PLC - USD	$311,252	0.0
254,611 (1)	Compass Group PLC	5,364,115	0.2
60,857	CRH PLC - London	3,089,652	0.1
19,913	Croda International PLC	2,031,007	0.1
333,944	Diageo PLC	16,005,422	0.6
194,331	Direct Line Insurance Group PLC	766,482	0.0
83,529 (1)(3)	Entain PLC	2,018,361	0.1
72,514	Evraz PLC	594,920	0.0
130,928	Experian PLC	5,055,014	0.2
32,121	Ferguson PLC	4,468,901	0.2
718,071	GlaxoSmithKline PLC	14,116,608	0.6
54,186	Halma PLC	2,018,711	0.1
50,774	Hargreaves Lansdown PLC	1,117,250	0.0
24,616	Hikma Pharmaceuticals PLC	833,051	0.0
2,907,210	HSBC Holdings PLC	16,778,966	0.7
135,080	Imperial Brands PLC	2,912,691	0.1
214,398 (1)	Informa PLC	1,490,013	0.1
26,070 (1)	InterContinental Hotels Group PLC	1,737,579	0.1
23,035	Intertek Group PLC	1,762,967	0.1
238,122	J Sainsbury Plc	896,260	0.0
73,459	JD Sports Fashion PLC	934,812	0.0
27,623	Johnson Matthey PLC	1,176,081	0.0
300,512	Kingfisher PLC	1,516,711	0.1
100,316	Land Securities Group PLC	936,214	0.0
851,714	Legal & General Group PLC	3,038,560	0.1
10,113,646	Lloyds Banking Group Plc	6,542,077	0.3
46,342	London Stock Exchange Group PLC	5,121,270	0.2
370,263	M&G PLC	1,172,956	0.0
693,413	Melrose Industries PLC	1,492,586	0.1
69,302	Mondi PLC	1,824,600	0.1
506,569	National Grid PLC	6,443,382	0.3
695,043	Natwest Group PLC	1,956,042	0.1
18,976 (1)	Next PLC	2,065,227	0.1
69,469 (1)	Ocado Group PLC	1,924,836	0.1
107,385	Pearson PLC	1,236,635	0.1
45,541	Persimmon PLC	1,865,522	0.1
92,700	Phoenix Group Holdings PLC	867,766	0.0
372,453	Prudential PLC	7,086,198	0.3
101,733	Reckitt Benckiser Group PLC	8,988,120	0.4
275,809	Relx PLC (GBP Exchange)	7,313,535	0.3
264,667	Rentokil Initial Plc	1,812,751	0.1
160,182	Rio Tinto PLC	13,229,017	0.5
1,194,297 (1)	Rolls-Royce Holdings PLC	1,635,011	0.1
156,460	Sage Group PLC/The	1,482,025	0.1
17,704	Schroders PLC	861,012	0.0
170,073	Segro PLC	2,574,609	0.1
34,001	Severn Trent PLC	1,177,036	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
125,191	Smith & Nephew PLC	$2,715,043	0.1
56,426	Smiths Group PLC	1,242,716	0.1
10,524	Spirax-Sarco Engineering PLC	1,982,160	0.1
148,747	SSE PLC	3,089,289	0.1
76,816	St. James’s Place PLC	1,570,632	0.1
382,906	Standard Chartered PLC	2,443,627	0.1
313,549	Standard Life Aberdeen PLC	1,176,280	0.0
520,329	Taylor Wimpey PLC	1,145,107	0.0
1,103,537	Tesco PLC	3,409,023	0.1
157,299	Unilever PLC - ULVRL	9,191,533	0.4
217,970	Unilever PLC	12,758,747	0.5
97,325	United Utilities Group PLC	1,313,614	0.1
3,830,028	Vodafone Group PLC	6,419,232	0.3
28,808 (1)	Whitbread PLC	1,245,308	0.1
342,957	WM Morrison Supermarkets PLC	1,170,374	0.1
174,890	WPP PLC	2,364,136	0.1
		316,738,376	12.8
	Total Common Stock (Cost $1,646,339,718)	2,404,328,252	97.0

PREFERRED STOCK: 0.6%
	Germany: 0.6%
8,087	Bayerische Motoren Werke AG	727,498	0.0
9,898	Fuchs Petrolub AG	481,679	0.0
25,429	Henkel AG & Co. KGaA	2,685,652	0.1
21,855	Porsche AG	2,346,146	0.1
3,741	Sartorius AG	1,947,217	0.1
26,488	Volkswagen AG	6,641,361	0.3
	Total Preferred Stock (Cost $9,313,397)	14,829,553	0.6

RIGHTS: 0.0%
	Spain: 0.0%
33,661 (1)(3)	ACS Actividades de Construccion y Servicios SA	47,098	0.0
	Total Rights (Cost $51,043)	47,098	0.0

WARRANTS: 0.0%
	Switzerland: 0.0%
155,786 (1)	Cie Financiere Richemont SA	104,391	0.0
	Total Warrants (Cost $—)	104,391	0.0
	Total Long-Term Investments (Cost $1,655,704,158)	2,419,309,294	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
	Repurchase Agreements: 3.7%
2,474,574 (5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,474,578, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,524,065, due 12/30/21-07/01/51)	$2,474,574	0.1
3,626,054 (5)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $3,626,062, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $3,698,575, due 01/01/25-04/01/51)	3,626,054	0.1
8,306,908 (5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $8,306,954, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $8,714,832, due 09/19/22-01/27/40)	8,306,908	0.3
22,956,900 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $22,956,931, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $23,416,038, due 07/25/21-05/20/71)	22,956,900	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,675,243 (5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $8,675,264, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $8,848,770, due 07/01/21-11/15/50)	$8,675,243	0.4
2,879,581 (5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $2,879,584, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,937,173, due 07/07/21-11/01/49)	2,879,581	0.1
6,796,699 (5)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $6,796,716, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $6,932,633, due 08/01/21-06/01/51)	6,796,699	0.3
8,635,193 (5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $8,635,207, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $8,807,912, due 05/01/24-04/20/71)	8,635,193	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,075,900 (5)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $5,075,913, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $5,177,433, due 02/28/27)	$5,075,900	0.2
14,545,236 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $14,545,280, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,837,725, due 07/15/23-02/15/48)	14,545,236	0.6
5,595,712 (5)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $5,595,727, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $5,707,626, due 12/01/21-05/20/71)	5,595,712	0.2
1,973,181 (5)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,973,184, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $2,012,645, due 03/01/32-07/01/51)	1,973,181	0.1
	Total Repurchase Agreements (Cost $91,541,181)	91,541,181	3.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
44,004,000 (5)(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$44,004,000	1.7
1,926,000 (5)(6)	Goldman Sachs Financial Square Government Fund ‑ Institutional Shares, 0.030%	1,926,000	0.1
2,470,000 (5)(6)	Morgan Stanley Institutional Liquidity Funds ‑ Government Portfolio (Institutional Share Class), 0.030%	2,470,000	0.1
	Total Mutual Funds (Cost $48,400,000)	48,400,000	1.9
	Total Short-Term Investments (Cost $139,941,181)	139,941,181	5.6
	Total Investments in Securities (Cost $1,795,645,339)	$2,559,250,475	103.2
	Liabilities in Excess of Other Assets	(79,167,967)	(3.2)
	Net Assets	$2,480,082,508	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)
Security, or a portion of the security, is on loan.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2021.

Geographic Diversification as of June 30, 2021 (as a percentage of net assets)

Japan	22.6%
United Kingdom	12.8%
France	10.5%
Switzerland	10.0%
Germany	9.2%
Australia	7.2%
Netherlands	6.0%
Sweden	3.4%
Hong Kong	2.8%
Denmark	2.5%
Countries between 0.0% – 2.4%^	10.6%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
^ Includes 16 countries, which each represents 0.0% – 2.4% of net assets.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Sector Diversification	Percentage of Net Assets
Financials	16.5%
Industrials	15.1
Consumer Discretionary	12.8
Health Care	12.1
Consumer Staples	10.3
Information Technology	8.9
Materials	7.7
Communication Services	4.8
Utilities	3.3
Energy	3.2
Real Estate	2.9
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$851,944	$177,736,010	$—	$178,587,954
Austria	—	4,708,034	—	4,708,034
Belgium	432,372	20,546,080	—	20,978,452
China	1,279,598	2,561,350	—	3,840,948
Denmark	1,358,761	61,182,052	—	62,540,813
Finland	—	30,658,167	—	30,658,167
France	—	259,197,132	—	259,197,132
Germany	—	212,057,184	—	212,057,184
Hong Kong	852,234	69,337,676	—	70,189,910
Ireland	—	17,355,017	—	17,355,017
Israel	6,432,081	8,085,753	—	14,517,834
Italy	—	49,813,529	—	49,813,529
Japan	1,015,819	559,026,160	—	560,041,979
Luxembourg	—	2,915,443	—	2,915,443
Macau	—	4,595,022	—	4,595,022
Netherlands	—	149,692,420	—	149,692,420
New Zealand	—	7,684,615	—	7,684,615
Norway	580,539	14,648,470	—	15,229,009
Poland	572,917	—	—	572,917
Portugal	2,753,791	776,165	—	3,529,956
Singapore	540,138	25,259,009	—	25,799,147
Spain	952,962	59,330,971	—	60,283,933
Sweden	8,064,352	76,993,355	—	85,057,707
Switzerland	3,138,109	244,597,352	—	247,735,461
United Arab Emirates	—	7,293	—	7,293
United Kingdom	14,240,373	302,498,003	—	316,738,376
Total Common Stock	43,065,990	2,361,262,262	—	2,404,328,252
Preferred Stock	—	14,829,553	—	14,829,553
Rights	47,098	—	—	47,098
Warrants	104,391	—	—	104,391
Short-Term Investments	48,400,000	91,541,181	—	139,941,181
Total Investments, at fair value	$91,617,479	$2,467,632,996	$—	$2,559,250,475
Liabilities Table
Other Financial Instruments+
Futures	$(1,368,170)	$—	$—	$(1,368,170)
Total Liabilities	$(1,368,170)	$—	$—	$(1,368,170)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	492	09/17/21	$56,680,860	$(1,368,170)
			$56,680,860	$(1,368,170)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$1,368,170
Total Liability Derivatives		$1,368,170

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,013,029
Total	$4,013,029
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,589,208)
Total	$(1,589,208)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,840,723,353.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$828,040,049
Gross Unrealized Depreciation	(107,051,974)
Net Unrealized Appreciation	$720,988,075
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 14.1%
23,321 (1)	Alphabet, Inc. - Class A	$56,944,985	3.7
21,989 (1)	Alphabet, Inc. - Class C	55,111,470	3.6
11,211 (1)	Charter Communications, Inc.	8,088,176	0.5
215,519 (1)	Facebook, Inc.- Class A	74,938,112	4.9
38,892 (1)	NetFlix, Inc.	20,543,143	1.3
8,339 (1)	Walt Disney Co.	1,465,746	0.1
		217,091,632	14.1

	Consumer Discretionary: 19.0%
39,086 (1)	Amazon.com, Inc.	134,462,094	8.7
3,690 (1)	Booking Holdings, Inc.	8,074,052	0.5
9,219	Dollar General Corp.	1,994,899	0.1
61,304	eBay, Inc.	4,304,154	0.3
96,837	Home Depot, Inc.	30,880,351	2.0
29,751 (1)	Las Vegas Sands Corp.	1,567,580	0.1
64,625	Lowe’s Cos, Inc.	12,535,311	0.8
24,475 (1)	Marriott International, Inc.	3,341,327	0.2
11,971	McDonald’s Corp.	2,765,181	0.2
111,565	Nike, Inc. - Class B	17,235,677	1.1
31,514	Ross Stores, Inc.	3,907,736	0.3
106,106	Starbucks Corp.	11,863,712	0.8
20,055	Target Corp.	4,848,096	0.3
69,861 (1)	Tesla, Inc.	47,484,522	3.1
108,583	TJX Cos., Inc.	7,320,666	0.5
		292,585,358	19.0

	Consumer Staples: 4.3%
92,700	Altria Group, Inc.	4,419,936	0.3
246,834	Coca-Cola Co.	13,356,188	0.9
39,840	Colgate-Palmolive Co.	3,240,984	0.2
37,222	Costco Wholesale Corp.	14,727,629	1.0
20,606	Estee Lauder Cos., Inc.	6,554,356	0.4
15,262	Kimberly-Clark Corp.	2,041,750	0.1
31,013 (1)	Monster Beverage Corp.	2,833,038	0.2
103,265	PepsiCo, Inc.	15,300,775	1.0
43,859	Sysco Corp.	3,410,037	0.2
		65,884,693	4.3

	Energy: 0.0%
6,247	EOG Resources, Inc.	521,250	0.0

	Financials: 1.8%
37,323	American Express Co.	6,166,879	0.4
11,863	Aon PLC	2,832,410	0.2
61,303	Blackstone Group, Inc./The	5,954,973	0.4
1,634	Goldman Sachs Group, Inc.	620,152	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,397	Marsh & McLennan Cos., Inc.	$759,250	0.1
13,848	Moody’s Corp.	5,018,100	0.3
15,347	S&P Global, Inc.	6,299,176	0.4
		27,650,940	1.8

	Health Care: 7.0%
78,205	Abbott Laboratories	9,066,306	0.6
159,093	AbbVie, Inc.	17,920,235	1.2
7,083 (1)	Align Technology, Inc.	4,327,713	0.3
42,592	Amgen, Inc.	10,381,800	0.7
2,969	Danaher Corp.	796,761	0.0
55,669 (1)	Edwards Lifesciences Corp.	5,765,638	0.4
60,300	Eli Lilly & Co.	13,840,056	0.9
23,426	HCA Healthcare, Inc.	4,843,091	0.3
13,132 (1)	Illumina, Inc.	6,214,194	0.4
10,634 (1)	Intuitive Surgical, Inc.	9,779,452	0.6
30,461 (1)	Moderna, Inc.	7,157,726	0.5
965 (1)	Regeneron Pharmaceuticals, Inc.	538,991	0.0
13,404	Stryker Corp.	3,481,421	0.2
3,184	Thermo Fisher Scientific, Inc.	1,606,232	0.1
5,845	UnitedHealth Group, Inc.	2,340,572	0.2
9,330 (1)	Vertex Pharmaceuticals, Inc.	1,881,208	0.1
40,528	Zoetis, Inc.	7,552,798	0.5
		107,494,194	7.0

	Industrials: 4.4%
7,604	3M Co.	1,510,382	0.1
42,533	Caterpillar, Inc.	9,256,457	0.6
25,385	Deere & Co.	8,953,543	0.6
9,601	FedEx Corp.	2,864,266	0.2
13,515	Honeywell International, Inc.	2,964,515	0.2
25,403	Illinois Tool Works, Inc.	5,679,095	0.4
19,492	Lockheed Martin Corp.	7,374,798	0.5
1,182	Northrop Grumman Corp.	429,574	0.0
124,356 (1)	Uber Technologies, Inc.	6,232,723	0.4
37,806	Union Pacific Corp.	8,314,674	0.5
65,170	United Parcel Service, Inc. - Class B	13,553,405	0.9
6,042	Waste Management, Inc.	846,545	0.0
		67,979,977	4.4

	Information Technology: 46.3%
46,042	Accenture PLC	13,572,721	0.9
42,994 (1)	Adobe, Inc.	25,179,006	1.6

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
108,981 (1)	Advanced Micro Devices, Inc.	$10,236,585	0.7
4,874	Analog Devices, Inc.	839,108	0.0
1,413,832	Apple, Inc.	193,638,431	12.6
82,433	Applied Materials, Inc.	11,738,459	0.8
11,839 (1)	Atlassian Corp. PLC	3,040,966	0.2
19,823 (1)	Autodesk, Inc.	5,786,334	0.4
35,232	Automatic Data Processing, Inc.	6,997,780	0.5
35,948	Broadcom, Inc.	17,141,444	1.1
12,019 (1)	Dell Technologies, Inc.	1,197,934	0.1
3,662 (1)	Fiserv, Inc.	391,431	0.0
22,981	Intuit, Inc.	11,264,597	0.7
13,800	KLA Corp.	4,474,098	0.3
12,826	Lam Research Corp.	8,345,878	0.5
78,794	Mastercard, Inc. - Class A	28,766,901	1.9
13,922 (1)	Micron Technology, Inc.	1,183,092	0.1
678,663	Microsoft Corp.	183,849,807	12.0
53,860	Nvidia Corp.	43,093,386	2.8
7,616	NXP Semiconductor NV - NXPI - US	1,566,763	0.1
146,095	Oracle Corp.	11,372,035	0.7
105,814 (1)	PayPal Holdings, Inc.	30,842,665	2.0
101,625	Qualcomm, Inc.	14,525,261	0.9
12,522 (1)	Salesforce.com, Inc.	3,058,749	0.2
17,747 (1)	ServiceNow, Inc.	9,752,864	0.6
10,109 (1)	Snowflake, Inc. - Class A	2,444,356	0.2
35,163 (1)	Square, Inc.	8,572,739	0.6
51,568	Texas Instruments, Inc.	9,916,526	0.6
4,095 (1)	Twilio, Inc.	1,614,085	0.1
152,430	Visa, Inc. - Class A	35,641,183	2.3
2,682 (1)(2)	VMware, Inc.	429,040	0.0
16,617 (1)	Workday, Inc.	3,967,143	0.3
19,216 (1)	Zoom Video Communications, Inc.	7,437,168	0.5
		711,878,535	46.3

	Materials: 0.8%
4,845	Dow, Inc.	306,592	0.0
19,736	Ecolab, Inc.	4,065,024	0.3
38,586	Freeport-McMoRan, Inc.	1,431,926	0.1
21,956	Sherwin-Williams Co.	5,981,912	0.4
6,905	Southern Copper Corp.	444,130	0.0
		12,229,584	0.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.7%
40,646	American Tower Corp.	$10,980,111	0.7
38,788	Crown Castle International Corp.	7,567,539	0.5
5,712	Equinix, Inc.	4,584,451	0.3
10,364	Public Storage, Inc.	3,116,351	0.2
		26,248,452	1.7
	Total Common Stock (Cost $497,997,413)	1,529,564,615	99.4
EXCHANGE-TRADED FUNDS: 0.4%
40,452	iShares Russell Top 200 Growth ETF	6,092,071	0.4
	Total Exchange-Traded Funds (Cost $5,845,244)	6,092,071	0.4
	Total Long-Term Investments (Cost $503,842,657)	1,535,656,686	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreements: 0.0%
438,768 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $438,769, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.000%, Market Value plus accrued interest $447,543, due 08/01/21-04/15/62) (Cost $438,768)	438,768	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,522,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $2,522,000)	2,522,000	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $2,960,768)	$2,960,768	0.2
Total Investments in Securities (Cost $506,803,425)	$1,538,617,454	100.0
Liabilities in Excess of Other Assets	(726,909)	—
Net Assets	$1,537,890,545	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Information Technology	46.3%
Consumer Discretionary	19.0%
Communication Services	14.1%
Health Care	7.0%
Industrials	4.4%
Consumer Staples	4.3%
Financials	1.8%
Real Estate	1.7%
Materials	0.8%
Exchange-Traded Funds	0.4%
Energy	0.0%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,529,564,615	$—	$—	$1,529,564,615
Exchange-Traded Funds	6,092,071	—	—	6,092,071
Short-Term Investments	2,522,000	438,768	—	2,960,768
Total Investments, at fair value	$1,538,178,686	$438,768	$—	$1,538,617,454
Other Financial Instruments+
Futures	60,466	—	—	60,466
Total Assets	$1,538,239,152	$438,768	$—	$1,538,677,920

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	20	09/17/21	$4,288,600	$60,466
			$4,288,600	$60,466
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$60,466
Total Asset Derivatives		$60,466

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$560,065
Total	$560,065
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(47,316)
Total	$(47,316)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $507,302,163.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,032,368,327
Gross Unrealized Depreciation	(992,571)
Net Unrealized Appreciation	$1,031,375,756
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 12.6%
32,392	Activision Blizzard, Inc.	$3,091,492	0.2
12,653 (1)	Alphabet, Inc. - Class A	30,895,969	2.4
11,930 (1)	Alphabet, Inc. - Class C	29,900,398	2.3
300,467	AT&T, Inc.	8,647,440	0.7
5,530 (1)	Charter Communications, Inc.	3,989,618	0.3
191,840	Comcast Corp. - Class A	10,938,717	0.9
12,048	Electronic Arts, Inc.	1,732,864	0.1
100,674 (1)	Facebook, Inc. - Class A	35,005,357	2.7
18,167 (1)	NetFlix, Inc.	9,595,991	0.8
24,778 (1)	T-Mobile US, Inc.	3,588,598	0.3
174,310	Verizon Communications, Inc.	9,766,589	0.8
76,375 (1)	Walt Disney Co.	13,424,434	1.1
		160,577,467	12.6

	Consumer Discretionary: 12.0%
18,258 (1)	Amazon.com, Inc.	62,810,441	4.9
1,724 (1)	Booking Holdings, Inc.	3,772,267	0.3
10,061	Dollar General Corp.	2,177,100	0.2
28,636	eBay, Inc.	2,010,534	0.2
164,553 (1)	Ford Motor Co.	2,445,258	0.2
57,820 (1)	General Motors Co.	3,421,209	0.3
45,235	Home Depot, Inc.	14,424,989	1.1
13,898 (1)	Las Vegas Sands Corp.	732,286	0.1
30,188	Lowe’s Cos, Inc.	5,855,566	0.5
11,391 (1)	Marriott International, Inc.	1,555,099	0.1
31,414	McDonald’s Corp.	7,256,320	0.6
52,114	Nike, Inc. - Class B	8,051,092	0.6
14,721	Ross Stores, Inc.	1,825,404	0.1
49,608	Starbucks Corp.	5,546,670	0.4
20,911	Target Corp.	5,055,025	0.4
32,633 (1)	Tesla, Inc.	22,180,650	1.7
50,721	TJX Cos., Inc.	3,419,610	0.3
		152,539,520	12.0

	Consumer Staples: 6.2%
77,881	Altria Group, Inc.	3,713,366	0.3
163,317	Coca-Cola Co.	8,837,083	0.7
35,113	Colgate-Palmolive Co.	2,856,442	0.2
6,796	Constellation Brands, Inc.	1,589,516	0.1
18,596	Costco Wholesale Corp.	7,357,879	0.6
9,607	Estee Lauder Cos., Inc.	3,055,795	0.2
25,739	General Mills, Inc.	1,568,277	0.1
29,370	Keurig Dr Pepper, Inc.	1,034,999	0.1
14,174	Kimberly-Clark Corp.	1,896,198	0.2
27,904	Kraft Heinz Co.	1,137,925	0.1
58,650	Mondelez International, Inc.	3,662,106	0.3
15,649 (1)	Monster Beverage Corp.	1,429,536	0.1
58,117	PepsiCo, Inc.	8,611,196	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
65,499	Philip Morris International, Inc.	$6,491,606	0.5
102,416	Procter & Gamble Co.	13,818,991	1.1
20,555	Sysco Corp.	1,598,151	0.1
30,160	Walgreens Boots Alliance, Inc.	1,586,718	0.1
60,341	Walmart, Inc.	8,509,288	0.7
		78,755,072	6.2

	Energy: 2.2%
81,377	Chevron Corp.	8,523,427	0.7
56,781	ConocoPhillips	3,457,963	0.3
24,523	EOG Resources, Inc.	2,046,199	0.1
178,137	Exxon Mobil Corp.	11,236,882	0.9
81,810	Kinder Morgan, Inc.	1,491,396	0.1
58,882	Schlumberger NV	1,884,813	0.1
		28,640,680	2.2

	Financials: 11.1%
12,552	Allstate Corp.	1,637,283	0.1
27,413	American Express Co.	4,529,450	0.4
36,095	American International Group, Inc.	1,718,122	0.1
9,408	Aon PLC	2,246,254	0.2
317,209	Bank of America Corp.	13,078,527	1.0
33,716	Bank of New York Mellon Corp.	1,727,271	0.1
78,889 (1)	Berkshire Hathaway, Inc. - Class B	21,924,831	1.7
6,012	Blackrock, Inc.	5,260,320	0.4
28,636	Blackstone Group, Inc./The	2,781,701	0.2
18,850	Capital One Financial Corp.	2,915,907	0.2
65,978	Charles Schwab Corp.	4,803,858	0.4
18,826	Chubb Ltd.	2,992,204	0.2
86,935	Citigroup, Inc.	6,150,651	0.5
15,061	CME Group, Inc.	3,203,173	0.3
13,881	Goldman Sachs Group, Inc.	5,268,256	0.4
23,384	Intercontinental Exchange, Inc.	2,775,681	0.2
126,515	JPMorgan Chase & Co.	19,678,143	1.6
21,366	Marsh & McLennan Cos., Inc.	3,005,769	0.2
31,155	Metlife, Inc.	1,864,627	0.2
6,824	Moody’s Corp.	2,472,813	0.2
58,397	Morgan Stanley	5,354,421	0.4
17,845	PNC Financial Services Group, Inc.	3,404,112	0.3
24,566	Progressive Corp.	2,412,627	0.2
10,126	S&P Global, Inc.	4,156,217	0.3
10,562	Travelers Cos, Inc.	1,581,237	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
56,488	Truist Financial Corp.	$3,135,084	0.3
56,453	US Bancorp	3,216,127	0.3
174,004	Wells Fargo & Co.	7,880,641	0.6
		141,175,307	11.1

	Health Care: 13.4%
73,062	Abbott Laboratories	8,470,078	0.7
74,316	AbbVie, Inc.	8,370,954	0.7
3,309 (1)	Align Technology, Inc.	2,021,799	0.2
24,174	Amgen, Inc.	5,892,412	0.5
10,302	Anthem, Inc.	3,933,304	0.3
21,136	Baxter International, Inc.	1,701,448	0.1
12,154	Becton Dickinson & Co.	2,955,731	0.2
6,301 (1)	Biogen, Inc.	2,181,847	0.2
59,657 (1)	Boston Scientific Corp.	2,550,933	0.2
93,963	Bristol-Myers Squibb Co.	6,278,608	0.5
24,361 (1)	Centene Corp.	1,776,648	0.1
14,346	Cigna Corp.	3,401,006	0.3
55,364	CVS Health Corp.	4,619,572	0.4
26,670	Danaher Corp.	7,157,161	0.6
25,984 (1)	Edwards Lifesciences Corp.	2,691,163	0.2
35,655	Eli Lilly & Co.	8,183,536	0.6
52,804	Gilead Sciences, Inc.	3,636,083	0.3
10,943	HCA Healthcare, Inc.	2,262,356	0.2
5,423	Humana, Inc.	2,400,871	0.2
6,134 (1)	Illumina, Inc.	2,902,670	0.2
4,967 (1)	Intuitive Surgical, Inc.	4,567,852	0.4
110,831	Johnson & Johnson	18,258,299	1.4
56,475	Medtronic PLC	7,010,242	0.5
106,566	Merck & Co., Inc.	8,287,638	0.6
14,229 (1)	Moderna, Inc.	3,343,530	0.3
234,826	Pfizer, Inc.	9,195,786	0.7
4,215 (1)	Regeneron Pharmaceuticals, Inc.	2,354,246	0.2
14,664	Stryker Corp.	3,808,681	0.3
16,526	Thermo Fisher Scientific, Inc.	8,336,871	0.6
39,572	UnitedHealth Group, Inc.	15,846,212	1.2
10,895 (1)	Vertex Pharmaceuticals, Inc.	2,196,759	0.2
19,970	Zoetis, Inc.	3,721,609	0.3
		170,315,905	13.4

	Industrials: 6.7%
24,329	3M Co.	4,832,469	0.4
22,525 (1)	Boeing Co.	5,396,089	0.4
23,049	Caterpillar, Inc.	5,016,154	0.4
95,238	CSX Corp.	3,055,235	0.2
11,858	Deere & Co.	4,182,435	0.3
16,742	Eaton Corp. PLC	2,480,830	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
25,087	Emerson Electric Co.	$2,414,373	0.2
10,310	FedEx Corp.	3,075,782	0.2
10,575	General Dynamics Corp.	1,990,850	0.2
367,469	General Electric Co.	4,946,133	0.4
29,229	Honeywell International, Inc.	6,411,381	0.5
13,229	Illinois Tool Works, Inc.	2,957,475	0.2
30,094	Johnson Controls International plc	2,065,351	0.2
8,591	L3Harris Technologies, Inc.	1,856,945	0.1
10,418	Lockheed Martin Corp.	3,941,650	0.3
10,501	Norfolk Southern Corp.	2,787,070	0.2
6,347	Northrop Grumman Corp.	2,306,690	0.2
63,736	Raytheon Technologies Corp.	5,437,318	0.4
4,416	Roper Technologies, Inc.	2,076,403	0.2
67,862 (1)	Uber Technologies, Inc.	3,401,244	0.3
27,943	Union Pacific Corp.	6,145,504	0.5
30,402	United Parcel Service, Inc. - Class B	6,322,704	0.5
17,750	Waste Management, Inc.	2,486,953	0.2
		85,587,038	6.7

	Information Technology: 30.7%
26,750	Accenture PLC	7,885,633	0.6
20,083 (1)	Adobe, Inc.	11,761,408	0.9
50,819 (1)	Advanced Micro Devices, Inc.	4,773,429	0.4
15,489	Analog Devices, Inc.	2,666,586	0.2
660,432	Apple, Inc.	90,452,767	7.1
38,506	Applied Materials, Inc.	5,483,254	0.4
5,564 (1)	Atlassian Corp. PLC	1,429,169	0.1
9,260 (1)	Autodesk, Inc.	2,702,994	0.2
17,889	Automatic Data Processing, Inc.	3,553,113	0.3
16,792	Broadcom, Inc.	8,007,097	0.6
177,761	Cisco Systems, Inc.	9,421,333	0.7
22,145	Cognizant Technology Solutions Corp.	1,533,763	0.1
11,529 (1)	Dell Technologies, Inc.	1,149,095	0.1
26,057	Fidelity National Information Services, Inc.	3,691,495	0.3
25,155 (1)	Fiserv, Inc.	2,688,818	0.2
12,330	Global Payments, Inc.	2,312,368	0.2
170,023	Intel Corp.	9,545,091	0.8
37,589	International Business Machines Corp.	5,510,172	0.4
10,735	Intuit, Inc.	5,261,975	0.4
6,446	KLA Corp.	2,089,858	0.2
5,991	Lam Research Corp.	3,898,344	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
36,806	Mastercard, Inc. - Class A	$13,437,503	1.1
47,191 (1)	Micron Technology, Inc.	4,010,291	0.3
317,018	Microsoft Corp.	85,880,176	6.8
25,159	Nvidia Corp.	20,129,716	1.6
11,588	NXP Semiconductor NV - NXPI - US	2,383,883	0.2
73,224	Oracle Corp.	5,699,756	0.5
49,428 (1)	PayPal Holdings, Inc.	14,407,273	1.1
47,450	Qualcomm, Inc.	6,782,029	0.5
37,215 (1)	Salesforce.com, Inc.	9,090,508	0.7
8,290 (1)	ServiceNow, Inc.	4,555,770	0.4
5,018 (1)	Snowflake, Inc. - Class A	1,213,352	0.1
16,425 (1)	Square, Inc.	4,004,415	0.3
38,852	Texas Instruments, Inc.	7,471,240	0.6
6,807 (1)	Twilio, Inc.	2,683,047	0.2
71,203	Visa, Inc. - Class A	16,648,685	1.3
3,412 (1)(2)	VMware, Inc.	545,818	0.0
7,762 (1)	Workday, Inc.	1,853,100	0.2
8,976 (1)	Zoom Video Communications, Inc.	3,473,981	0.3
		390,088,305	30.7

	Materials: 1.3%
9,297	Air Products & Chemicals, Inc.	2,674,561	0.2
31,471	Dow, Inc.	1,991,485	0.2
22,399	DuPont de Nemours, Inc.	1,733,906	0.1
10,512	Ecolab, Inc.	2,165,157	0.2
61,516	Freeport-McMoRan, Inc.	2,282,859	0.2
33,707	Newmont Corp.	2,136,350	0.2
10,256	Sherwin-Williams Co.	2,794,247	0.2
3,495	Southern Copper Corp.	224,798	0.0
		16,003,363	1.3

	Real Estate: 1.5%
18,984	American Tower Corp.	5,128,338	0.4
18,119	Crown Castle International Corp.	3,535,017	0.3
11,827	Digital Realty Trust, Inc.	1,779,490	0.1
3,758	Equinix, Inc.	3,016,171	0.2
31,001	ProLogis, Inc.	3,705,549	0.3
6,337	Public Storage, Inc.	1,905,473	0.2
		19,070,038	1.5

	Utilities: 1.5%
21,062	American Electric Power Co., Inc.	1,781,635	0.1
33,876	Dominion Energy, Inc.	2,492,257	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
32,361	Duke Energy Corp.	$3,194,678	0.3
41,042	Exelon Corp.	1,818,571	0.1
82,486	NextEra Energy, Inc.	6,044,574	0.5
13,264	Sempra Energy	1,757,215	0.1
44,487	Southern Co.	2,691,908	0.2
		19,780,838	1.5
	Total Common Stock
	(Cost $309,859,475)	1,262,533,533	99.2

EXCHANGE-TRADED FUNDS: 0.5%
61,156	iShares Russell Top 200 ETF	6,287,448	0.5
	Total Exchange-Traded Funds
	(Cost $6,158,140)	6,287,448	0.5
	Total Long-Term Investments
	(Cost $316,017,615)	1,268,820,981	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.0%
557,388 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $557,389, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 8.000%, Market Value plus accrued interest $568,536, due 08/01/21-04/15/62) (Cost $557,388)	557,388	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
3,233,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $3,233,000)	3,233,000	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $3,790,388)	$3,790,388	0.3
Total Investments in Securities (Cost $319,808,003)	$1,272,611,369	100.0
Liabilities in Excess of Other Assets	(477,665)	—
Net Assets	$1,272,133,704	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Information Technology	30.7%
Health Care	13.4%
Communication Services	12.6%
Consumer Discretionary	12.0%
Financials	11.1%
Industrials	6.7%
Consumer Staples	6.2%
Energy	2.2%
Utilities	1.5%
Real Estate	1.5%
Materials	1.3%
Exchange-Traded Funds	0.5%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,262,533,533	$—	$—	$1,262,533,533
Exchange-Traded Funds	6,287,448	—	—	6,287,448
Short-Term Investments	3,233,000	557,388	—	3,790,388
Total Investments, at fair value	$1,272,053,981	$557,388	$—	$1,272,611,369
Other Financial Instruments+
Futures	52,029	—	—	52,029
Total Assets	$1,272,106,010	$557,388	$—	$1,272,663,398

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	18	09/17/21	$3,859,740	$52,029
			$3,859,740	$52,029
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$52,029
Total Asset Derivatives		$52,029

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$520,354
Total	$520,354
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(51,645)
Total	$(51,645)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $322,470,740.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$954,681,098
Gross Unrealized Depreciation	(4,488,440)
Net Unrealized Appreciation	$950,192,658
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Communication Services: 10.8%
55,134	Activision Blizzard, Inc.	$5,261,989	0.6
2,986 (1)	Alphabet, Inc. - Class A	7,291,185	0.8
2,815 (1)	Alphabet, Inc. - Class C	7,055,291	0.8
510,108	AT&T, Inc.	14,680,908	1.6
498 (1)	Charter Communications, Inc.	359,282	0.0
325,690	Comcast Corp. - Class A	18,570,844	2.0
20,453	Electronic Arts, Inc.	2,941,755	0.3
42,065 (1)	T-Mobile US, Inc.	6,092,274	0.6
295,930	Verizon Communications, Inc.	16,580,958	1.8
123,050 (1)	Walt Disney Co.	21,628,498	2.3
		100,462,984	10.8

	Consumer Discretionary: 2.9%
9,770	Dollar General Corp.	2,114,130	0.2
279,365 (1)	Ford Motor Co.	4,151,364	0.5
98,161 (1)	General Motors Co.	5,808,186	0.6
43,840	McDonald’s Corp.	10,126,602	1.1
19,597	Target Corp.	4,737,379	0.5
		26,937,661	2.9

	Consumer Staples: 8.7%
58,706	Altria Group, Inc.	2,799,102	0.3
81,516	Coca-Cola Co.	4,410,831	0.5
28,018	Colgate-Palmolive Co.	2,279,264	0.2
11,538	Constellation Brands, Inc.	2,698,623	0.3
2,052	Costco Wholesale Corp.	811,915	0.1
43,559	General Mills, Inc.	2,654,050	0.3
49,862	Keurig Dr Pepper, Inc.	1,757,137	0.2
11,959	Kimberly-Clark Corp.	1,599,875	0.2
47,373	Kraft Heinz Co.	1,931,871	0.2
99,572	Mondelez International, Inc.	6,217,275	0.7
1,908 (1)	Monster Beverage Corp.	174,296	0.0
16,773	PepsiCo, Inc.	2,485,255	0.2
111,199	Philip Morris International, Inc.	11,020,933	1.2
173,874	Procter & Gamble Co.	23,460,819	2.5
51,203	Walgreens Boots Alliance, Inc.	2,693,790	0.3
102,442	Walmart, Inc.	14,446,371	1.5
		81,441,407	8.7

	Energy: 5.2%
138,155	Chevron Corp.	14,470,355	1.6
96,397	ConocoPhillips	5,870,577	0.6
36,679	EOG Resources, Inc.	3,060,496	0.3
302,427	Exxon Mobil Corp.	19,077,095	2.1
138,890	Kinder Morgan, Inc.	2,531,965	0.3
99,864	Schlumberger NV	3,196,646	0.3
		48,207,134	5.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 23.3%
21,309	Allstate Corp.	$2,779,546	0.3
16,940	American Express Co.	2,798,996	0.3
61,279	American International Group, Inc.	2,916,880	0.3
6,565	Aon PLC	1,567,459	0.2
538,532	Bank of America Corp.	22,203,674	2.4
57,241	Bank of New York Mellon Corp.	2,932,457	0.3
133,931 (1)	Berkshire Hathaway, Inc.- Class B	37,222,104	4.0
10,208	Blackrock, Inc.	8,931,694	1.0
32,002	Capital One Financial Corp.	4,950,389	0.5
112,013	Charles Schwab Corp.	8,155,667	0.9
31,961	Chubb Ltd.	5,079,881	0.5
147,591	Citigroup, Inc.	10,442,063	1.1
25,596	CME Group, Inc.	5,443,757	0.6
22,269	Goldman Sachs Group, Inc.	8,451,754	0.9
39,700	Intercontinental Exchange, Inc.	4,712,390	0.5
214,786	JPMorgan Chase & Co.	33,407,815	3.6
31,993	Marsh & McLennan Cos., Inc.	4,500,775	0.5
52,892	Metlife, Inc.	3,165,586	0.3
602	Moody’s Corp.	218,147	0.0
99,142	Morgan Stanley	9,090,330	1.0
30,295	PNC Financial Services Group, Inc.	5,779,074	0.6
41,705	Progressive Corp.	4,095,848	0.4
5,020	S&P Global, Inc.	2,060,459	0.2
17,931	Travelers Cos, Inc.	2,684,450	0.3
95,900	Truist Financial Corp.	5,322,450	0.6
95,841	US Bancorp	5,460,062	0.6
295,409	Wells Fargo & Co.	13,379,074	1.4
		217,752,781	23.3

	Health Care: 21.9%
62,019	Abbott Laboratories	7,189,863	0.8
7,264	Amgen, Inc.	1,770,600	0.2
17,490	Anthem, Inc.	6,677,682	0.7
35,883	Baxter International, Inc.	2,888,581	0.3
20,635	Becton Dickinson & Co.	5,018,226	0.5
10,698 (1)	Biogen, Inc.	3,704,396	0.4
101,281 (1)	Boston Scientific Corp.	4,330,776	0.5
159,523	Bristol-Myers Squibb Co.	10,659,327	1.2
41,289 (1)	Centene Corp.	3,011,207	0.3
24,356	Cigna Corp.	5,774,077	0.6
93,992	CVS Health Corp.	7,842,692	0.9
42,924	Danaher Corp.	11,519,085	1.2
12,712	Eli Lilly & Co.	2,917,658	0.3
89,646	Gilead Sciences, Inc.	6,173,024	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
9,206	Humana, Inc.	$4,075,680	0.4
188,160	Johnson & Johnson	30,997,478	3.3
95,878	Medtronic PLC	11,901,336	1.3
180,918	Merck & Co., Inc.	14,069,993	1.5
398,668	Pfizer, Inc.	15,611,839	1.7
6,391 (1)	Regeneron Pharmaceuticals, Inc.	3,569,629	0.4
14,265	Stryker Corp.	3,705,048	0.4
25,532	Thermo Fisher Scientific, Inc.	12,880,128	1.4
62,547	UnitedHealth Group, Inc.	25,046,321	2.7
11,098 (1)	Vertex Pharmaceuticals, Inc.	2,237,690	0.2
1,763	Zoetis, Inc.	328,553	0.0
		203,900,889	21.9

	Industrials: 9.8%
35,273	3M Co.	7,006,276	0.7
38,241 (1)	Boeing Co.	9,161,014	1.0
5,400	Caterpillar, Inc.	1,175,202	0.1
161,688	CSX Corp.	5,186,951	0.6
28,423	Eaton Corp. PLC	4,211,720	0.4
42,591	Emerson Electric Co.	4,098,958	0.4
9,890	FedEx Corp.	2,950,484	0.3
17,953	General Dynamics Corp.	3,379,832	0.4
623,858	General Electric Co.	8,397,129	0.9
38,904	Honeywell International, Inc.	8,533,592	0.9
2,313	Illinois Tool Works, Inc.	517,094	0.1
51,092	Johnson Controls International plc	3,506,444	0.4
14,586	L3Harris Technologies, Inc.	3,152,764	0.3
2,228	Lockheed Martin Corp.	842,964	0.1
17,828	Norfolk Southern Corp.	4,731,729	0.5
9,838	Northrop Grumman Corp.	3,575,424	0.4
108,206	Raytheon Technologies Corp.	9,231,054	1.0
7,484	Roper Technologies, Inc.	3,518,977	0.4
16,590 (1)	Uber Technologies, Inc.	831,491	0.1
17,457	Union Pacific Corp.	3,839,318	0.4
25,342	Waste Management, Inc.	3,550,667	0.4
		91,399,084	9.8

	Information Technology: 10.5%
8,901	Accenture PLC	2,623,926	0.3
22,430	Analog Devices, Inc.	3,861,549	0.4
2,430	Automatic Data Processing, Inc.	482,647	0.1
301,788	Cisco Systems, Inc.	15,994,764	1.7
37,595	Cognizant Technology Solutions Corp.	2,603,830	0.3
10,041 (1)	Dell Technologies, Inc.	1,000,786	0.1
44,237	Fidelity National Information Services, Inc.	6,267,056	0.7
39,802 (1)	Fiserv, Inc.	4,254,436	0.5
20,933	Global Payments, Inc.	3,925,775	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
288,651	Intel Corp.	$16,204,867	1.7
63,816	International Business Machines Corp.	9,354,787	1.0
68,964 (1)	Micron Technology, Inc.	5,860,561	0.6
13,634	NXP Semiconductor NV - NXPI - US	2,804,786	0.3
8,453	Oracle Corp.	657,981	0.1
53,322 (1)	Salesforce.com, Inc.	13,024,965	1.4
503 (1)	Snowflake, Inc. - Class A	121,625	0.0
25,065	Texas Instruments, Inc.	4,819,999	0.5
8,310 (1)	Twilio, Inc.	3,275,470	0.3
3,607 (1)	VMware, Inc.	577,012	0.1
		97,716,822	10.5

	Materials: 1.9%
15,784	Air Products & Chemicals, Inc.	4,540,741	0.5
49,519	Dow, Inc.	3,133,563	0.3
38,027	DuPont de Nemours, Inc.	2,943,670	0.3
2,195	Ecolab, Inc.	452,104	0.1
73,837	Freeport-McMoRan, Inc.	2,740,091	0.3
57,226	Newmont Corp.	3,626,984	0.4
528	Southern Copper Corp.	33,961	0.0
		17,471,114	1.9

	Real Estate: 1.2%
20,025	Digital Realty Trust, Inc.	3,012,961	0.3
1,850	Equinix, Inc.	1,484,810	0.1
52,632	ProLogis, Inc.	6,291,103	0.7
2,539	Public Storage, Inc.	763,452	0.1
		11,552,326	1.2

	Utilities: 3.6%
35,723	American Electric Power Co., Inc.	3,021,808	0.3
57,512	Dominion Energy, Inc.	4,231,158	0.5
54,941	Duke Energy Corp.	5,423,775	0.6
69,678	Exelon Corp.	3,087,432	0.3
140,038	NextEra Energy, Inc.	10,261,985	1.1
22,518	Sempra Energy	2,983,185	0.3
75,527	Southern Co.	4,570,139	0.5
		33,579,482	3.6
	Total Common Stock (Cost $689,668,419)	930,421,684	99.8
EXCHANGE-TRADED FUNDS: 0.0%
1,164	iShares Russell Top 200 Value ETF	77,336	0.0
	Total Exchange-Traded Funds (Cost $72,435)	77,336	0.0
	Total Long-Term Investments (Cost $689,740,854)	930,499,020	99.8

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
1,325,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $1,325,000)	$1,325,000	0.1
	Total Short-Term Investments
	(Cost $1,325,000)	1,325,000	0.1
	Total Investments in Securities (Cost $691,065,854)	$931,824,020	99.9
	Assets in Excess of Other Liabilities	760,569	0.1
	Net Assets	$932,584,589	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Financials	23.3%
Health Care	21.9%
Communication Services	10.8%
Information Technology	10.5%
Industrials	9.8%
Consumer Staples	8.7%
Energy	5.2%
Utilities	3.6%
Consumer Discretionary	2.9%
Materials	1.9%
Real Estate	1.2%
Exchange-Traded Funds	0.0%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$930,421,684	$—	$—	$930,421,684
Exchange-Traded Funds	77,336	—	—	77,336
Short-Term Investments	1,325,000	—	—	1,325,000
Total Investments, at fair value	$931,824,020	$—	$—	$931,824,020
Other Financial Instruments+
Futures	39,572	—	—	39,572
Total Assets	$931,863,592	$—	$—	$931,863,592

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description	Numberof Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	13	09/17/21	$2,787,590	$39,572
			$2,787,590	$39,572
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$39,572
Total Asset Derivatives		$39,572

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$396,827
Total	$396,827
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(18,283)
Total	$(18,283)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $695,309,681.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$246,418,639
Gross Unrealized Depreciation	(9,864,727)
Net Unrealized Appreciation	$236,553,912

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 6.2%
24,401 (1)	Altice USA, Inc.	$833,050	0.1
466	Cable One, Inc.	891,369	0.1
8,385 (1)	Live Nation Entertainment, Inc.	734,442	0.1
1,181 (1)	Madison Square Garden Sports Corp.	203,805	0.0
44,006 (1)	Match Group, Inc.	7,095,968	1.1
458	Nexstar Media Group, Inc.	67,729	0.0
89,157 (1)	Pinterest, Inc.	7,038,945	1.0
12,411 (1)	Playtika Holding Corp.	295,878	0.1
18,795 (1)	Roku, Inc.	8,631,604	1.3
48,012 (1)(2)	Skillz, Inc.	1,042,821	0.2
22,289 (1)	Spotify Technology SA	6,142,626	0.9
3,705 (1)	Take-Two Interactive Software, Inc.	655,859	0.1
9,834 (1)	TripAdvisor, Inc.	396,310	0.1
13,360 (1)	Twitter, Inc.	919,302	0.1
18,798 (1)	Vimeo, Inc.	921,102	0.1
6,267	World Wrestling Entertainment, Inc.	362,797	0.1
9,685 (1)	Zillow Group, Inc. - Class A	1,186,703	0.2
26,736 (1)	Zillow Group, Inc. - Class C	3,267,674	0.5
77,521 (1)	Zynga, Inc. - Class A	824,048	0.1
		41,512,032	6.2

	Consumer Discretionary: 15.8%
8,055 (1)	Aptiv PLC	1,267,293	0.2
768 (1)	Autozone, Inc.	1,146,025	0.2
9,379	Best Buy Co., Inc.	1,078,397	0.2
2,850 (1)	Boyd Gaming Corp.	175,246	0.0
7,905 (1)	Bright Horizons Family Solutions, Inc.	1,162,905	0.2
1,624	Brunswick Corp.	161,783	0.0
10,193 (1)	Burlington Stores, Inc.	3,282,044	0.5
20,193 (1)	Caesars Entertainment, Inc.	2,095,024	0.3
2,287 (1)	Carmax, Inc.	295,366	0.0
12,576 (1)	Carvana Co.	3,795,688	0.6
17,411 (1)	Chegg, Inc.	1,447,028	0.2
4,577 (1)	Chipotle Mexican Grill, Inc.	7,095,906	1.0
5,678	Choice Hotels International, Inc.	674,887	0.1
6,010	Churchill Downs, Inc.	1,191,543	0.2
405	Columbia Sportswear Co.	39,836	0.0
14,401	Darden Restaurants, Inc.	2,102,402	0.3
618 (1)	Deckers Outdoor Corp.	237,355	0.0
4,290	Domino’s Pizza, Inc.	2,001,242	0.3
12,034 (1)(2)	DoorDash, Inc.	2,146,023	0.3
22,404	D.R. Horton, Inc.	2,024,649	0.3
49,521 (1)	DraftKings, Inc. - Class A	2,583,511	0.4
20,654 (1)	Etsy, Inc.	4,251,419	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
23,022 (1)	Expedia Group, Inc.	$3,768,932	0.6
8,983 (1)	Five Below, Inc.	1,736,144	0.3
16,594 (1)	Floor & Decor Holdings, Inc.	1,753,986	0.3
9,550 (1)	frontdoor, Inc.	475,781	0.1
9,647 (1)	GameStop Corp.	2,065,809	0.3
23,838	H&R Block, Inc.	559,716	0.1
33,832	Hanesbrands, Inc.	631,643	0.1
29,942 (1)	Hilton Worldwide Holdings, Inc.	3,611,604	0.5
22,188	L Brands, Inc.	1,598,867	0.2
15,744 (1)	Leslie’s, Inc.	432,803	0.1
429	Lithia Motors, Inc.	147,422	0.0
18,604 (1)	Lululemon Athletica, Inc.	6,789,902	1.0
56,851 (1)	Mattel, Inc.	1,142,705	0.2
15,188 (1)	Nordstrom, Inc.	555,425	0.1
360 (1)	NVR, Inc.	1,790,388	0.3
3,431 (1)	O’Reilly Automotive, Inc.	1,942,667	0.3
43,059 (1)	Peloton Interactive, Inc.	5,340,177	0.8
1,604 (1)	Penn National Gaming, Inc.	122,690	0.0
770 (1)(2)	Petco Health & Wellness Co., Inc.	17,256	0.0
9,344 (1)	Planet Fitness, Inc.	703,136	0.1
6,526	Polaris, Inc.	893,801	0.1
6,348	Pool Corp.	2,911,574	0.4
12,431	Pulte Group, Inc.	678,360	0.1
13,537 (1)(2)	QuantumScape Corp.	396,093	0.1
2,798 (1)	RH	1,899,842	0.3
4,816 (1)	Six Flags Entertainment Corp.	208,436	0.0
2,405 (1)	Skechers USA, Inc.	119,841	0.0
4,551 (1)	Tapestry, Inc.	197,877	0.0
29,672	Tempur Sealy International, Inc.	1,162,846	0.2
3,532	Thor Industries, Inc.	399,116	0.1
7,418	Toll Brothers, Inc.	428,835	0.1
4,454 (1)	TopBuild Corp.	880,912	0.1
18,752	Tractor Supply Co.	3,488,997	0.5
9,187	Travel + Leisure Co.	546,167	0.1
8,774 (1)	Ulta Beauty, Inc.	3,033,786	0.4
6,508 (1)	Vail Resorts, Inc.	2,059,912	0.3
33,959	VF Corp.	2,785,996	0.4
4,692 (1)(2)	Vroom, Inc.	196,407	0.0
6,820 (1)	Wayfair, Inc.	2,153,142	0.3
29,052	Wendy’s Company	680,398	0.1
9,280 (2)	Williams-Sonoma, Inc.	1,481,552	0.2
9,433	Wyndham Hotels & Resorts, Inc.	681,912	0.1
17,229 (1)	Wynn Resorts Ltd.	2,107,107	0.3
13,950 (1)	YETI Holdings, Inc.	1,280,889	0.2
5,354	Yum China Holdings, Inc.	354,703	0.0
4,136	Yum! Brands, Inc.	475,764	0.1
		106,946,890	15.8

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: 2.1%
8,195 (1)(2)	Beyond Meat, Inc.	$1,290,630	0.2
1,522 (1)	Boston Beer Co., Inc.	1,553,658	0.2
3,682	Brown-Forman Corp. - Class A	259,581	0.1
14,835	Brown-Forman Corp. - Class B	1,111,735	0.2
2,121	Church & Dwight Co., Inc.	180,752	0.0
16,439	Clorox Co.	2,957,540	0.4
1,402 (1)	Darling Ingredients, Inc.	94,635	0.0
6,653 (1)	Freshpet, Inc.	1,084,173	0.2
2,888 (1)	Herbalife Nutrition Ltd.	152,284	0.0
20,477	Hershey Co.	3,566,684	0.5
18,228	Kellogg Co.	1,172,607	0.2
7,045	Lamb Weston Holdings, Inc.	568,250	0.1
3,184 (1)	Pilgrim’s Pride Corp.	70,621	0.0
		14,063,150	2.1

	Energy: 1.5%
7,617	Cabot Oil & Gas Corp.	132,993	0.0
38,204 (1)	Cheniere Energy, Inc.	3,313,815	0.5
3,278	Cimarex Energy Co.	237,491	0.0
1,097 (2)	Continental Resources, Inc.	41,719	0.0
13,962	Diamondback Energy, Inc.	1,310,892	0.2
7,660	Halliburton Co.	177,099	0.0
3,076	Hess Corp.	268,596	0.1
4,318	New Fortress Energy, Inc.	163,566	0.0
17,507	Occidental Petroleum Corp.	547,444	0.1
15,702	Pioneer Natural Resources Co.	2,551,889	0.4
961	Texas Pacific Land Corp.	1,537,350	0.2
		10,282,854	1.5

	Financials: 4.4%
242 (1)	Alleghany Corp.	161,431	0.0
10,628	Ameriprise Financial, Inc.	2,645,097	0.4
29,107	Apollo Global Management, Inc.	1,810,455	0.3
15,146 (1)	Arch Capital Group Ltd.	589,785	0.1
19,707	Ares Management Corp.	1,253,168	0.2
2,217	Brown & Brown, Inc.	117,811	0.0
12,265	Citizens Financial Group, Inc.	562,596	0.1
112 (1)(2)	Credit Acceptance Corp.	50,860	0.0
27,333	Discover Financial Services	3,233,221	0.5
2,831	Erie Indemnity Co.	547,374	0.1
1,467	Everest Re Group Ltd.	369,699	0.0
5,323	Factset Research Systems, Inc.	1,786,452	0.3
6,726 (1)	GoHealth, Inc.	75,398	0.0
651 (1)(2)	Lemonade, Inc.	71,226	0.0
4,696	Lincoln National Corp.	295,097	0.0
12,980	LPL Financial Holdings, Inc.	1,752,040	0.3
368 (1)	Markel Corp.	436,709	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
6,092	MarketAxess Holdings, Inc.	$2,824,190	0.4
3,455	Morningstar, Inc.	888,315	0.1
9,274	MSCI, Inc. - Class A	4,943,784	0.7
1,024	Raymond James Financial, Inc.	133,018	0.0
3,539	RenaissanceRe Holdings Ltd.	526,674	0.1
22,059	Rocket Cos, Inc.	426,842	0.1
2,471	Sterling Bancorp	61,256	0.0
17,697	Synchrony Financial	858,658	0.1
1,785	Synovus Financial Corp.	78,326	0.0
12,164	T. Rowe Price Group, Inc.	2,408,107	0.4
2,003 (1)	Upstart Holdings, Inc.	250,175	0.0
3,354	UWM Holdings Corp.	28,341	0.0
8,646	Western Alliance Bancorp.	802,781	0.1
		29,988,886	4.4

	Health Care: 17.2%
13,635 (1)	10X Genomics, Inc.	2,670,006	0.4
7,227 (1)	Abiomed, Inc.	2,255,619	0.3
8,601 (1)	Acceleron Pharma, Inc.	1,079,339	0.2
15,808 (1)	Adaptive Biotechnologies Corp.	645,915	0.1
44,469	Agilent Technologies, Inc.	6,572,963	1.0
7,666 (1)	agilon health, Inc.	311,010	0.0
19,126 (1)	Alnylam Pharmaceuticals, Inc.	3,242,239	0.5
4,621 (1)	Amedisys, Inc.	1,131,821	0.2
94,547 (1)	Avantor, Inc.	3,357,364	0.5
6,312	Bio-Techne Corp.	2,842,041	0.4
16,682	Bruker Corp.	1,267,498	0.2
27,997	Cardinal Health, Inc.	1,598,349	0.2
6,224 (1)	Catalent, Inc.	672,939	0.1
3,121 (1)	Certara, Inc.	88,418	0.0
7,614 (1)	Charles River Laboratories International, Inc.	2,816,571	0.4
671	Chemed Corp.	318,389	0.1
8,661 (1)	CureVac NV	636,410	0.1
8,021 (1)	DaVita, Inc.	965,969	0.1
15,725 (1)	DexCom, Inc.	6,714,575	1.0
9,119	Encompass Health Corp.	711,556	0.1
25,752 (1)	Exact Sciences Corp.	3,201,231	0.5
43,199 (1)	Exelixis, Inc.	787,086	0.1
645 (1)	Globus Medical, Inc.	50,007	0.0
14,642 (1)	Guardant Health, Inc.	1,818,390	0.3
6,657 (1)	Horizon Therapeutics Plc	623,361	0.1
13,803 (1)	Idexx Laboratories, Inc.	8,717,285	1.3
25,787 (1)	Incyte Corp., Ltd.	2,169,460	0.3
10,781 (1)	Insulet Corp.	2,959,492	0.4
21,059 (1)	Ionis Pharmaceuticals, Inc.	840,043	0.1
7,197 (1)	Iovance Biotherapeutics, Inc.	187,266	0.0
15,369 (1)	IQVIA Holdings, Inc.	3,724,216	0.6

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
12,303 (1)	Maravai LifeSciences Holdings, Inc.	$513,404	0.1
5,914 (1)	Masimo Corp.	1,433,849	0.2
3,745	McKesson Corp.	716,194	0.1
3,743 (1)	Mettler Toledo International, Inc.	5,185,328	0.8
5,336 (1)	Mirati Therapeutics, Inc.	861,924	0.1
1,429 (1)	Molina Healthcare, Inc.	361,623	0.1
11,891 (1)	Natera, Inc.	1,349,985	0.2
15,250 (1)	Neurocrine Biosciences, Inc.	1,484,130	0.2
12,042 (1)(2)	Novavax, Inc.	2,556,637	0.4
16,690 (1)	Novocure Ltd.	3,702,176	0.6
15,280 (1)	Oak Street Health, Inc.	894,950	0.1
5,506 (1)	Penumbra, Inc.	1,508,974	0.2
10,682 (1)	PPD, Inc.	492,333	0.1
8,405 (1)	Repligen Corp.	1,677,806	0.3
21,121	Resmed, Inc.	5,206,749	0.8
31,394	Royalty Pharma PLC	1,286,840	0.2
12,441 (1)	Sarepta Therapeutics, Inc.	967,163	0.1
19,430 (1)	Seagen, Inc.	3,067,608	0.5
12,775 (1)	Sotera Health Co.	309,538	0.0
2,202	STERIS Public Ltd. Co.	454,273	0.1
2,140 (1)	Syneos Health, Inc.	191,509	0.0
9,354 (1)	Tandem Diabetes Care, Inc.	911,080	0.1
1,349	Teleflex, Inc.	542,015	0.1
7,817 (1)	Ultragenyx Pharmaceutical, Inc.	745,351	0.1
22,344 (1)	Veeva Systems, Inc.	6,947,867	1.0
9,273 (1)	Waters Corp.	3,204,842	0.5
11,986	West Pharmaceutical Services, Inc.	4,304,173	0.6
		115,855,149	17.2

	Industrials: 14.3%
9,172	Advanced Drainage Systems, Inc.	1,069,180	0.1
997	AGCO Corp.	129,989	0.0
11,140	Allegion Public Ltd.	1,551,802	0.2
13,481	Allison Transmission Holdings, Inc.	535,735	0.1
3,744	Armstrong World Industries, Inc.	401,581	0.1
10,418 (1)	Axon Enterprise, Inc.	1,841,902	0.3
22,125	Booz Allen Hamilton Holding Corp.	1,884,608	0.3
11,663	BWX Technologies, Inc.	677,854	0.1
3,208	Carlisle Cos., Inc.	613,947	0.1
66,381	Carrier Global Corp.	3,226,117	0.5
4,241	CH Robinson Worldwide, Inc.	397,255	0.1
13,621	Cintas Corp.	5,203,222	0.8
34,095 (1)	Copart, Inc.	4,494,744	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
49,577 (1)	CoStar Group, Inc.	$4,105,967	0.6
104,234 (1)	Delta Air Lines, Inc.	4,509,163	0.7
2,527	Donaldson Co., Inc.	160,540	0.0
7,548	Equifax, Inc.	1,807,822	0.3
20,004	Expeditors International Washington, Inc.	2,532,506	0.4
83,012	Fastenal Co.	4,316,624	0.6
5,745	Fortune Brands Home & Security, Inc.	572,260	0.1
10,002 (1)	Generac Holdings, Inc.	4,152,330	0.6
17,000	Graco, Inc.	1,286,900	0.2
4,130	Heico Corp. - Class A - HEI.A	512,863	0.1
2,352	Heico Corp. - HEI	327,916	0.0
4,728 (1)	Howmet Aerospace, Inc.	162,974	0.0
21,989 (1)	IAA, Inc.	1,199,280	0.2
12,173	JB Hunt Transport Services, Inc.	1,983,590	0.3
3,947	Kansas City Southern	1,118,461	0.2
5,527	Landstar System, Inc.	873,377	0.1
9,360	Lincoln Electric Holdings, Inc.	1,232,806	0.2
45,729 (1)	Lyft, Inc.	2,765,690	0.4
2,703 (1)	Middleby Corp.	468,322	0.1
1,715	MSA Safety, Inc.	283,970	0.0
1,618	Nordson Corp.	355,167	0.0
15,355	Old Dominion Freight Line	3,897,099	0.6
3,483	Parker Hannifin Corp.	1,069,664	0.2
81,612 (1)	Plug Power, Inc.	2,790,314	0.4
15,708	Robert Half International, Inc.	1,397,541	0.2
11,493	Rockwell Automation, Inc.	3,287,228	0.5
34,323	Rollins, Inc.	1,173,847	0.2
3,744 (1)	SiteOne Landscape Supply, Inc.	633,709	0.1
4,985	Spirit Aerosystems Holdings, Inc.	235,242	0.0
9,774 (1)	The AZEK Co., Inc.	415,004	0.1
16,571	Toro Co.	1,820,822	0.3
18,960	Trane Technologies PLC	3,491,294	0.5
2,428 (1)	TransDigm Group, Inc.	1,571,620	0.2
21,320	TransUnion	2,341,149	0.3
18,866 (1)	Trex Co., Inc.	1,928,294	0.3
681 (1)(2)	TuSimple Holdings, Inc.	48,514	0.0
4,092 (1)	United Rentals, Inc.	1,305,389	0.2
16,491	Verisk Analytics, Inc.	2,881,308	0.4
45,848	Vertiv Holdings Co.	1,251,650	0.2
21,544 (1)	Virgin Galactic Holdings, Inc.	991,024	0.1
6,290	WW Grainger, Inc.	2,755,020	0.4
12,881 (1)	XPO Logistics, Inc.	1,801,923	0.3
19,239	Xylem, Inc.	2,307,910	0.3
		96,152,029	14.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 33.9%
8,377 (1)	Allegro MicroSystems, Inc.	$232,043	0.0
9,584 (1)	Alteryx, Inc.	824,416	0.1
67,725	Amphenol Corp.	4,633,067	0.7
22,894 (1)	Anaplan, Inc.	1,220,250	0.2
5,909 (1)	ANSYS, Inc.	2,050,778	0.3
8,780 (1)	Arista Networks, Inc.	3,181,082	0.5
11,073 (1)	Aspen Technology, Inc.	1,522,980	0.2
13,811 (1)	Avalara, Inc.	2,234,620	0.3
21,983 (2)	Bentley Systems, Inc.	1,424,059	0.2
12,232 (1)	Bill.com Holdings, Inc.	2,240,658	0.3
17,123	Broadridge Financial Solutions, Inc. ADR	2,765,878	0.4
9,834	Brooks Automation, Inc.	936,984	0.1
801 (1)(2)	C3.ai, Inc.	50,087	0.0
44,825 (1)	Cadence Design Systems, Inc.	6,132,957	0.9
3,080	CDK Global, Inc.	153,045	0.0
22,824	CDW Corp.	3,986,212	0.6
7,190	Citrix Systems, Inc.	843,171	0.1
38,652 (1)	Cloudflare, Inc.	4,090,928	0.6
27,878	Cognex Corp.	2,343,146	0.4
3,573 (1)	Coherent, Inc.	944,487	0.1
32,721 (1)	CommScope Holding Co., Inc.	697,285	0.1
41,952	Corning, Inc.	1,715,837	0.3
11,932 (1)	Coupa Software, Inc.	3,127,497	0.5
26,168 (1)	Crowdstrike Holdings, Inc.	6,576,280	1.0
36,959 (1)	Datadog, Inc.	3,846,693	0.6
31,111 (1)	DocuSign, Inc.	8,697,702	1.3
2,485 (1)	DoubleVerify Holdings, Inc.	105,215	0.0
49,701 (1)	Dropbox, Inc.	1,506,437	0.2
2,618 (1)(2)	Duck Creek Technologies, Inc.	113,909	0.0
28,218 (1)	Dynatrace, Inc.	1,648,496	0.3
11,135 (1)	Elastic NV	1,623,038	0.2
21,507 (1)	Enphase Energy, Inc.	3,949,330	0.6
21,952	Entegris, Inc.	2,699,437	0.4
8,776 (1)	EPAM Systems, Inc.	4,484,185	0.7
5,844 (1)	Euronet Worldwide, Inc.	790,985	0.1
6,125 (1)	Everbridge, Inc.	833,490	0.1
4,549 (1)	Fair Isaac Corp.	2,286,691	0.3
11,196 (1)	FireEye, Inc.	226,383	0.0
10,889 (1)	Five9, Inc.	1,996,934	0.3
3,045 (1)	FleetCor Technologies, Inc.	779,703	0.1
21,842 (1)	Fortinet, Inc.	5,202,546	0.8
13,655 (1)	Gartner, Inc.	3,307,241	0.5
1,500	Genpact Ltd.	68,145	0.0
6,335 (1)	Globant SA	1,388,505	0.2
2,792 (1)	GoDaddy, Inc.	242,792	0.0
70,601	HP, Inc.	2,131,444	0.3
7,268 (1)	HubSpot, Inc.	4,235,209	0.6
427 (1)	IPG Photonics Corp.	89,999	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
18,721	Jabil, Inc.	$1,088,065	0.2
3,142	Jack Henry & Associates, Inc.	513,748	0.1
7,304 (1)	Jamf Holding Corp.	245,195	0.0
13,274 (1)	Keysight Technologies, Inc.	2,049,638	0.3
5,500 (1)	Manhattan Associates, Inc.	796,620	0.1
41,345	Maxim Integrated Products	4,356,109	0.7
5,765	McAfee Corp.	161,535	0.0
9,235 (1)	Medallia, Inc.	311,681	0.1
34,278	Microchip Technology, Inc.	5,132,788	0.8
7,608	MKS Instruments, Inc.	1,353,844	0.2
8,624 (1)	MongoDB, Inc.	3,117,749	0.5
7,309	Monolithic Power Systems, Inc.	2,729,546	0.4
7,670 (1)(2)	nCino, Inc.	459,586	0.1
7,064 (1)	NCR Corp.	322,189	0.1
24,061	NetApp, Inc.	1,968,671	0.3
8,920 (1)	New Relic, Inc.	597,372	0.1
23,751	NortonLifeLock, Inc.	646,502	0.1
17,655 (1)	Nuance Communications, Inc.	961,138	0.1
31,398 (1)	Nutanix, Inc.	1,200,032	0.2
20,256 (1)	Okta, Inc.	4,956,238	0.7
37,354 (1)	ON Semiconductor Corp.	1,429,911	0.2
264,956 (1)(2)	Palantir Technologies, Inc.	6,984,240	1.0
15,545 (1)	Palo Alto Networks, Inc.	5,767,972	0.9
45,810	Paychex, Inc.	4,915,413	0.7
8,269 (1)	Paycom Software, Inc.	3,005,533	0.5
6,110 (1)	Paylocity Holding Corp.	1,165,788	0.2
6,278	Pegasystems, Inc.	873,835	0.1
9,247 (1)	Proofpoint, Inc.	1,606,759	0.2
17,186 (1)	PTC, Inc.	2,427,694	0.4
40,681 (1)	Pure Storage, Inc. - Class A	794,500	0.1
13,103 (1)	RingCentral, Inc.	3,807,470	0.6
51,740 (1)	Sabre Corp.	645,715	0.1
7,000 (1)	Shift4 Payments, Inc.	656,040	0.1
12,696	Skyworks Solutions, Inc.	2,434,458	0.4
80,833 (1)	Slack Technologies, Inc.	3,580,902	0.5
19,585 (1)	Smartsheet, Inc.	1,416,387	0.2
26,717 (1)	Splunk, Inc.	3,862,744	0.6
33,571 (1)	StoneCo Ltd.	2,251,271	0.3
18,685	Switch, Inc.	394,440	0.1
15,690 (1)	Synopsys, Inc.	4,327,145	0.6
15,157 (1)	Teradata Corp.	757,395	0.1
27,104	Teradyne, Inc.	3,630,852	0.5
69,876 (1)	Trade Desk, Inc./The	5,405,607	0.8
5,685 (1)	Tyler Technologies, Inc.	2,571,723	0.4
951	Ubiquiti, Inc.	296,893	0.0
23,995 (1)	Unity Software, Inc.	2,635,371	0.4
7,056	Universal Display Corp.	1,568,761	0.2
14,914	Vontier Corp.	485,898	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,507	Western Union Co.	$379,166	0.1
4,886 (1)	WEX, Inc.	947,395	0.1
8,693 (1)	Wix.com Ltd.	2,523,404	0.4
40,117	Xilinx, Inc.	5,802,523	0.9
8,683 (1)	Zebra Technologies Corp.	4,597,562	0.7
19,180 (1)	Zendesk, Inc.	2,768,441	0.4
12,605 (1)	Zscaler, Inc.	2,723,436	0.4
		228,593,146	33.9

	Materials: 2.0%
7,166	Avery Dennison Corp.	1,506,580	0.2
6,026 (1)	Axalta Coating Systems Ltd.	183,733	0.0
15,519	Ball Corp.	1,257,349	0.2
6,688	Celanese Corp. - Series A	1,013,901	0.2
13,819	Chemours Co.	480,901	0.1
2,601	Crown Holdings, Inc.	265,848	0.0
6,483 (1)	Diversey Holdings Ltd.	116,110	0.0
5,316	FMC Corp.	575,191	0.1
12,977	Graphic Packaging Holding Co.	235,403	0.0
1,218	Louisiana-Pacific Corp.	73,433	0.0
5,273	LyondellBasell Industries NV - Class A	542,433	0.1
1,789	Olin Corp.	82,759	0.0
16,294	PPG Industries, Inc.	2,766,232	0.4
12,157	RPM International, Inc.	1,078,083	0.2
6,693	Scotts Miracle-Gro Co.	1,284,521	0.2
13,419	Sealed Air Corp.	795,076	0.1
6,118	Steel Dynamics, Inc.	364,633	0.1
1,086	Westlake Chemical Corp.	97,838	0.0
9,172	WR Grace & Co.	633,969	0.1
		13,353,993	2.0

	Real Estate: 1.8%
5,264	Brookfield Property REIT, Inc.	99,437	0.0
2,886 (1)	CBRE Group, Inc.	247,417	0.0
5,427	Coresite Realty Corp.	730,474	0.1
14,960	Equity Lifestyle Properties, Inc.	1,111,678	0.2
1,903	Extra Space Storage, Inc.	311,749	0.1
32,888	Iron Mountain, Inc.	1,391,820	0.2
12,279	Lamar Advertising Co.	1,282,173	0.2
11,363 (1)(2)	Opendoor Technologies, Inc.	201,466	0.0
2,951	SBA Communications Corp.	940,484	0.1
46,233	Simon Property Group, Inc.	6,032,482	0.9
		12,349,180	1.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 0.1%
5,226	Brookfield Renewable Corp.	$219,179	0.0
18,011	NRG Energy, Inc.	725,843	0.1
		945,022	0.1
	Total Common Stock
	(Cost $398,431,169)	670,042,331	99.3

EXCHANGE-TRADED FUNDS: 0.6%
37,730	iShares Russell Mid-Cap Growth ETF	4,271,036	0.6
	Total Exchange-Traded Funds
	(Cost $4,131,480)	4,271,036	0.6
	Total Long-Term Investments
	(Cost $402,562,649)	674,313,367	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 1.6%
412,063 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $412,064, collateralized by various U.S. Government Agency Obligations, 1.500%-8.500%, Market Value plus accrued interest $420,304, due 07/15/21-01/15/60)	412,063	0.0
2,506,200 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,506,203, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,556,324, due 07/25/21-05/20/71)	2,506,200	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,249,529 (3)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,249,532, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,274,520, due 08/01/21-06/01/51)	$1,249,529	0.2
1,587,523 (3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,587,526, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,619,276, due 05/01/24-04/20/71)	1,587,523	0.2
2,506,200 (3)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,506,206, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,556,331, due 02/28/27)	2,506,200	0.4
2,506,187 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,506,190, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,556,311, due 08/01/21-04/15/62)	2,506,187	0.4
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
Total Repurchase Agreements
Total Short-Term Investments
(Cost $10,767,702)	$10,767,702	1.6
Total Investments in Securities (Cost $413,330,351)	$685,081,069	101.5
Liabilities in Excess of Other Assets	(10,038,342)	(1.5)
Net Assets	$675,042,727	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Information Technology	33.9%
Health Care	17.2%
Consumer Discretionary	15.8%
Industrials	14.3%
Communication Services	6.2%
Financials	4.4%
Consumer Staples	2.1%
Materials	2.0%
Real Estate	1.8%
Energy	1.5%
Exchange-Traded Funds	0.6%
Utilities	0.1%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$670,042,331	$—	$—	$670,042,331
Exchange-Traded Funds	4,271,036	—	—	4,271,036
Short-Term Investments	—	10,767,702	—	10,767,702
Total Investments, at fair value	$674,313,367	$10,767,702	$—	$685,081,069
Liabilities Table
Other Financial Instruments+
Futures	$(23,626)	$—	$—	$(23,626)
Total Liabilities	$(23,626)	$—	$—	$(23,626)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	6	09/17/21	$1,615,440	$(23,626)
			$1,615,440	$(23,626)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$23,626
Total Liability Derivatives		$23,626

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$347,576
Total	$347,576
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(77,856)
Total	$(77,856)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $414,251,719.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$274,921,068
Gross Unrealized Depreciation	(4,115,344)
Net Unrealized Appreciation	$270,805,724
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 4.9%
34,088 (1)	Altice USA, Inc.	$1,163,764	0.1
861	Cable One, Inc.	1,646,929	0.1
26,334 (1)(2)	Discovery Communications, Inc. - Class A	807,927	0.0
50,289 (1)	Discovery Communications, Inc. - Class C	1,457,375	0.1
39,614 (1)(2)	Dish Network Corp. - Class A	1,655,865	0.1
51,404	Fox Corp. - Class A	1,908,630	0.1
24,246	Fox Corp. - Class B	853,459	0.0
12,189 (1)	IAC/InterActiveCorp	1,879,178	0.1
62,503	Interpublic Group of Cos., Inc.	2,030,722	0.1
3,984 (1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	169,838	0.0
31,606 (1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,523,725	0.1
12,741 (1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	593,476	0.0
25,859 (1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	1,199,599	0.1
3,951 (1)	Liberty Broadband Corp. - Series A	664,440	0.0
24,197 (1)	Liberty Broadband Corp. - Series C	4,202,051	0.2
21,408 (1)	Live Nation Entertainment, Inc.	1,875,127	0.1
175,557	Lumen Technologies, Inc.	2,385,820	0.1
3,008 (1)	Madison Square Garden Sports Corp.	519,091	0.0
43,034 (1)	Match Group, Inc.	6,939,232	0.4
26,310	New York Times Co.	1,145,800	0.1
62,154	News Corp - Class A	1,601,709	0.1
19,313	News Corp - Class B	470,272	0.0
6,561	Nexstar Media Group, Inc.	970,241	0.1
33,979	Omnicom Group	2,717,980	0.1
87,187 (1)	Pinterest, Inc.	6,883,414	0.4
12,137 (1)	Playtika Holding Corp.	289,346	0.0
18,379 (1)	Roku, Inc.	8,440,556	0.5
143,701 (2)	Sirius XM Holdings, Inc.	939,805	0.1
46,951 (1)(2)	Skillz, Inc.	1,019,776	0.1
21,796 (1)	Spotify Technology SA	6,006,760	0.3
18,208 (1)	Take-Two Interactive Software, Inc.	3,223,180	0.2
15,688 (1)	TripAdvisor, Inc.	632,226	0.0
124,425 (1)	Twitter, Inc.	8,561,684	0.5
1,304 (2)	ViacomCBS, Inc. - Class A	63,179	0.0
92,986	ViacomCBS, Inc. - Class B	4,202,967	0.2
19,981 (1)	Vimeo, Inc.	979,069	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
7,093 (2)	World Wrestling Entertainment, Inc.	$410,614	0.0
9,471 (1)	Zillow Group, Inc. - Class A	1,160,482	0.1
26,145 (1)	Zillow Group, Inc. - Class C	3,195,442	0.2
159,261 (1)	Zynga, Inc. - Class A	1,692,944	0.1
		88,083,694	4.9

	Consumer Discretionary: 12.7%
10,428	Advance Auto Parts, Inc.	2,139,200	0.1
43,044 (1)	Aptiv PLC	6,772,113	0.4
36,536	Aramark	1,360,966	0.1
8,094 (1)	Autonation, Inc.	767,392	0.0
3,511 (1)	Autozone, Inc.	5,239,184	0.3
39,878	Best Buy Co., Inc.	4,585,172	0.3
38,197	BorgWarner, Inc.	1,854,082	0.1
13,087 (1)	Boyd Gaming Corp.	804,720	0.0
9,687 (1)	Bright Horizons Family Solutions, Inc.	1,425,055	0.1
12,407	Brunswick Corp.	1,235,985	0.1
10,581 (1)	Burlington Stores, Inc.	3,406,976	0.2
31,798 (1)	Caesars Entertainment, Inc.	3,299,043	0.2
23,547 (1)	Capri Holdings Ltd.	1,346,653	0.1
26,008 (1)	Carmax, Inc.	3,358,933	0.2
135,848 (1)(2)	Carnival Corp.	3,580,953	0.2
6,865	Carter’s, Inc.	708,262	0.0
12,298 (1)(2)	Carvana Co.	3,711,782	0.2
22,344 (1)	Chegg, Inc.	1,857,010	0.1
4,476 (1)	Chipotle Mexican Grill, Inc.	6,939,322	0.4
5,552	Choice Hotels International, Inc.	659,911	0.0
5,878	Churchill Downs, Inc.	1,165,372	0.1
6,366	Columbia Sportswear Co.	626,160	0.0
20,740	Darden Restaurants, Inc.	3,027,833	0.2
4,446 (1)	Deckers Outdoor Corp.	1,707,575	0.1
10,021	Dick’s Sporting Goods, Inc.	1,004,004	0.1
36,950 (1)	Dollar Tree, Inc.	3,676,525	0.2
6,169	Domino’s Pizza, Inc.	2,877,777	0.2
13,373 (1)(2)	DoorDash, Inc.	2,384,807	0.1
53,049	D.R. Horton, Inc.	4,794,038	0.3
48,426 (1)	DraftKings, Inc. - Class A	2,526,384	0.1
20,197 (1)	Etsy, Inc.	4,157,351	0.2
22,513 (1)	Expedia Group, Inc.	3,685,603	0.2
8,784 (1)	Five Below, Inc.	1,697,684	0.1
16,227 (1)	Floor & Decor Holdings, Inc.	1,715,194	0.1
14,310	Foot Locker, Inc.	881,925	0.0
13,674 (1)	frontdoor, Inc.	681,239	0.0
9,434 (1)	GameStop Corp.	2,020,197	0.1
32,092	Gap, Inc.	1,079,896	0.1
24,143	Garmin Ltd.	3,492,044	0.2
38,525	Gentex Corp.	1,274,792	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
22,532	Genuine Parts Co.	$2,849,622	0.2
7,312 (1)	Grand Canyon Education, Inc.	657,861	0.0
28,957	H&R Block, Inc.	679,910	0.0
55,324	Hanesbrands, Inc.	1,032,899	0.1
24,414	Harley-Davidson, Inc.	1,118,649	0.1
20,395	Hasbro, Inc.	1,927,735	0.1
6,116 (1)	Hayward Holdings, Inc.	159,138	0.0
43,701 (1)	Hilton Worldwide Holdings, Inc.	5,271,215	0.3
6,451 (1)(2)	Hyatt Hotels Corp.	500,856	0.0
24,962	Kohl’s Corp.	1,375,656	0.1
37,603	L Brands, Inc.	2,709,672	0.1
9,571	Lear Corp.	1,677,605	0.1
21,197	Leggett & Platt, Inc.	1,098,217	0.1
43,289	Lennar Corp. - Class A	4,300,762	0.2
2,496	Lennar Corp. - Class B	203,299	0.0
17,377 (1)	Leslie’s, Inc.	477,694	0.0
4,613	Lithia Motors, Inc.	1,585,211	0.1
44,600 (1)	LKQ Corp.	2,195,212	0.1
18,192 (1)	Lululemon Athletica, Inc.	6,639,534	0.4
6,638 (1)	Marriott Vacations Worldwide Corp.	1,057,433	0.1
55,594 (1)	Mattel, Inc.	1,117,439	0.1
65,079	MGM Resorts International	2,775,619	0.2
9,018 (1)	Mohawk Industries, Inc.	1,733,169	0.1
60,644	Newell Brands, Inc.	1,665,891	0.1
17,618 (1)	Nordstrom, Inc.	644,290	0.0
58,881 (1)(2)	Norwegian Cruise Line Holdings Ltd.	1,731,690	0.1
526 (1)	NVR, Inc.	2,615,956	0.1
10,401 (1)(2)	Ollie’s Bargain Outlet Holdings, Inc.	875,036	0.0
11,002 (1)	O’Reilly Automotive, Inc.	6,229,442	0.3
42,108 (1)	Peloton Interactive, Inc.	5,222,234	0.3
24,893 (1)	Penn National Gaming, Inc.	1,904,066	0.1
5,071	Penske Auto Group, Inc.	382,810	0.0
11,898 (1)(2)	Petco Health & Wellness Co., Inc.	266,634	0.0
13,281 (1)	Planet Fitness, Inc.	999,395	0.1
9,196	Polaris, Inc.	1,259,484	0.1
6,208	Pool Corp.	2,847,361	0.2
41,773	Pulte Group, Inc.	2,279,553	0.1
11,319 (1)	PVH Corp.	1,217,811	0.1
18,540 (1)(2)	QuantumScape Corp.	542,480	0.0
59,259	Qurate Retail, Inc.	775,700	0.0
7,544	Ralph Lauren Corp.	888,759	0.0
2,736 (1)	RH	1,857,744	0.1
34,952 (1)	Royal Caribbean Cruises Ltd.	2,980,707	0.2
26,085	Service Corp. International	1,397,895	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
12,297 (1)	Six Flags Entertainment Corp.	$532,214	0.0
21,002 (1)	Skechers USA, Inc.	1,046,530	0.1
44,502 (1)	Tapestry, Inc.	1,934,947	0.1
29,016	Tempur Sealy International, Inc.	1,137,137	0.1
20,508 (1)	Terminix Global Holdings, Inc.	978,437	0.1
8,486	Thor Industries, Inc.	958,918	0.1
17,912	Toll Brothers, Inc.	1,035,493	0.1
5,260 (1)	TopBuild Corp.	1,040,323	0.1
18,337	Tractor Supply Co.	3,411,782	0.2
13,510	Travel + Leisure Co.	803,170	0.0
8,580 (1)	Ulta Beauty, Inc.	2,966,707	0.2
30,040 (1)	Under Armour, Inc. - Class A	635,346	0.0
31,572 (1)	Under Armour, Inc. - Class C	586,292	0.0
6,364 (1)	Vail Resorts, Inc.	2,014,333	0.1
51,646	VF Corp.	4,237,038	0.2
18,352 (1)(2)	Vroom, Inc.	768,215	0.0
12,016 (1)(2)	Wayfair, Inc.	3,793,571	0.2
28,410	Wendy’s Company	665,362	0.0
9,772	Whirlpool Corp.	2,130,491	0.1
11,940 (2)	Williams-Sonoma, Inc.	1,906,221	0.1
14,619	Wyndham Hotels & Resorts, Inc.	1,056,808	0.1
16,849 (1)	Wynn Resorts Ltd.	2,060,633	0.1
13,640 (1)	YETI Holdings, Inc.	1,252,425	0.1
67,124	Yum China Holdings, Inc.	4,446,965	0.2
47,583	Yum! Brands, Inc.	5,473,473	0.3
		228,131,290	12.7

	Consumer Staples: 3.4%
24,751 (2)	Albertsons Cos, Inc.	486,605	0.0
88,818	Archer-Daniels-Midland Co.	5,382,371	0.3
9,138 (1)(2)	Beyond Meat, Inc.	1,439,144	0.1
1,486 (1)	Boston Beer Co., Inc.	1,516,909	0.1
7,260	Brown-Forman Corp. - Class A	511,830	0.0
29,248	Brown-Forman Corp. - Class B	2,191,845	0.1
21,911	Bunge Ltd.	1,712,345	0.1
31,114	Campbell Soup Co.	1,418,487	0.1
5,877	Casey’s General Stores, Inc.	1,143,899	0.1
39,136	Church & Dwight Co., Inc.	3,335,170	0.2
19,846	Clorox Co.	3,570,494	0.2
74,715	Conagra Brands, Inc.	2,718,132	0.2
46,272 (1)	Coty, Inc - Class A	432,180	0.0
25,764 (1)	Darling Ingredients, Inc.	1,739,070	0.1
29,884	Flowers Foods, Inc.	723,193	0.0
6,506 (1)	Freshpet, Inc.	1,060,218	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
13,929 (1)(2)	Grocery Outlet Holding Corp.	$482,779	0.0
13,358 (1)	Hain Celestial Group, Inc.	535,923	0.0
17,119 (1)	Herbalife Nutrition Ltd.	902,685	0.0
23,338	Hershey Co.	4,065,013	0.2
45,106 (2)	Hormel Foods Corp.	2,153,811	0.1
10,689	Ingredion, Inc.	967,354	0.1
16,919 (2)	JM Smucker Co.	2,192,195	0.1
40,147	Kellogg Co.	2,582,657	0.1
119,269	Kroger Co.	4,569,195	0.3
23,276	Lamb Weston Holdings, Inc.	1,877,442	0.1
39,793	McCormick & Co., Inc.	3,514,518	0.2
28,464 (1)	Molson Coors Beverage Co.	1,528,232	0.1
7,578 (1)	Pilgrim’s Pride Corp.	168,080	0.0
9,403 (1)	Post Holdings, Inc.	1,019,943	0.1
8,662	Reynolds Consumer Products, Inc.	262,892	0.0
40	Seaboard Corp.	154,749	0.0
6,674	Spectrum Brands Holdings, Inc.	567,557	0.0
45,809	Tyson Foods, Inc.	3,378,872	0.2
35,218 (1)	US Foods Holding Corp.	1,350,962	0.1
		61,656,751	3.4

	Energy: 3.7%
53,296	Antero Midstream Corp.	553,745	0.0
60,143	APA Corp.	1,300,893	0.1
117,555	Baker Hughes Co.	2,688,483	0.1
62,597	Cabot Oil & Gas Corp.	1,092,944	0.1
37,359 (1)	Cheniere Energy, Inc.	3,240,520	0.2
16,030	Cimarex Energy Co.	1,161,373	0.1
10,367 (2)	Continental Resources, Inc.	394,257	0.0
107,530	Devon Energy Corp.	3,138,801	0.2
28,804	Diamondback Energy, Inc.	2,704,408	0.1
44,399 (1)	EQT Corp.	988,322	0.1
141,335	Halliburton Co.	3,267,665	0.2
44,233	Hess Corp.	3,862,426	0.2
23,858	HollyFrontier Corp.	784,928	0.0
125,023	Marathon Oil Corp.	1,702,813	0.1
104,000	Marathon Petroleum Corp.	6,283,680	0.3
4,223	New Fortress Energy, Inc.	159,967	0.0
62,114 (1)	NOV, Inc.	951,586	0.1
134,803	Occidental Petroleum Corp.	4,215,290	0.2
70,759	Oneok, Inc.	3,937,031	0.2
69,849	Phillips 66	5,994,441	0.3
34,428	Pioneer Natural Resources Co.	5,595,239	0.3
35,930	Targa Resources Corp.	1,597,089	0.1
938	Texas Pacific Land Corp.	1,500,556	0.1
65,130	Valero Energy Corp.	5,085,350	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
193,919	Williams Cos., Inc.	$5,148,549	0.3
		67,350,356	3.7

	Financials: 11.7%
6,618	Affiliated Managers Group, Inc.	1,020,562	0.1
107,123	Aflac, Inc.	5,748,220	0.3
83,579	AGNC Investment Corp.	1,411,649	0.1
2,153 (1)	Alleghany Corp.	1,436,202	0.1
59,073	Ally Financial, Inc.	2,944,198	0.2
10,810	American Financial Group, Inc.	1,348,223	0.1
18,591	Ameriprise Financial, Inc.	4,626,928	0.3
222,840	Annaly Capital Management, Inc.	1,978,819	0.1
28,464	Apollo Global Management, Inc.	1,770,461	0.1
61,974 (1)	Arch Capital Group Ltd.	2,413,268	0.1
21,924	Ares Management Corp.	1,394,147	0.1
32,267	Arthur J. Gallagher & Co.	4,519,961	0.2
9,631	Assurant, Inc.	1,504,170	0.1
11,592	Assured Guaranty Ltd.	550,388	0.0
18,409 (1)	Athene Holding Ltd.	1,242,608	0.1
12,346	Axis Capital Holdings Ltd.	605,077	0.0
6,343 (2)	Bank of Hawaii Corp.	534,207	0.0
19,588	Bank OZK	825,830	0.0
4,872	BOK Financial Corp.	421,915	0.0
13,726 (1)	Brighthouse Financial, Inc.	625,082	0.0
37,382	Brown & Brown, Inc.	1,986,480	0.1
25,878	Carlyle Group, Inc./The	1,202,809	0.1
16,957	Cboe Global Markets, Inc.	2,018,731	0.1
23,890	Cincinnati Financial Corp.	2,786,052	0.2
67,760	Citizens Financial Group, Inc.	3,108,151	0.2
4,406	CNA Financial Corp.	200,429	0.0
22,247	Comerica, Inc.	1,587,101	0.1
16,962	Commerce Bancshares, Inc.	1,264,687	0.1
1,483 (1)(2)	Credit Acceptance Corp.	673,445	0.0
9,104 (2)	Cullen/Frost Bankers, Inc.	1,019,648	0.1
48,598	Discover Financial Services	5,748,657	0.3
22,502	East West Bancorp, Inc.	1,613,168	0.1
61,159	Equitable Holdings, Inc.	1,862,292	0.1
4,000	Erie Indemnity Co.	773,400	0.0
6,374	Evercore, Inc.	897,268	0.0
6,322	Everest Re Group Ltd.	1,593,207	0.1
6,045	Factset Research Systems, Inc.	2,028,762	0.1
44,062	Fidelity National Financial, Inc.	1,914,935	0.1
111,915	Fifth Third Bancorp	4,278,510	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
16,975	First American Financial Corp.	$1,058,391	0.1
963	First Citizens BancShares, Inc.	801,929	0.0
20,750	First Hawaiian, Inc.	588,055	0.0
87,260	First Horizon Corp.	1,507,853	0.1
27,966	First Republic Bank	5,234,396	0.3
50,761	FNB Corp.	625,883	0.0
46,105	Franklin Resources, Inc.	1,474,899	0.1
16,176	Globe Life, Inc.	1,540,764	0.1
7,642 (1)	GoHealth, Inc.	85,667	0.0
5,692	Hanover Insurance Group, Inc.	772,063	0.0
56,895	Hartford Financial Services Group, Inc.	3,525,783	0.2
233,769	Huntington Bancshares, Inc.	3,335,884	0.2
12,800	Interactive Brokers Group, Inc.	841,344	0.0
53,181	Invesco Ltd.	1,421,528	0.1
27,235	Janus Henderson Group PLC	1,056,990	0.1
34,882	Jefferies Financial Group, Inc.	1,192,964	0.1
9,719	Kemper Corp.	718,234	0.0
154,272	Keycorp	3,185,717	0.2
87,751	KKR & Co., Inc.	5,198,369	0.3
16,238	Lazard Ltd.	734,770	0.0
6,092 (1)(2)	Lemonade, Inc.	666,526	0.0
30,212	Lincoln National Corp.	1,898,522	0.1
35,365	Loews Corp.	1,932,697	0.1
12,693	LPL Financial Holdings, Inc.	1,713,301	0.1
20,459	M&T Bank Corp.	2,972,897	0.2
2,156 (1)	Markel Corp.	2,558,547	0.1
5,957	MarketAxess Holdings, Inc.	2,761,606	0.2
4,243	Mercury General Corp.	275,583	0.0
53,871	MGIC Investment Corp.	732,646	0.0
3,729	Morningstar, Inc.	958,763	0.1
12,791	MSCI, Inc. - Class A	6,818,626	0.4
18,212	Nasdaq, Inc.	3,201,670	0.2
68,988	New Residential Investment Corp.	730,583	0.0
71,966	New York Community Bancorp., Inc.	793,065	0.0
32,742	Northern Trust Corp.	3,785,630	0.2
44,629	Old Republic International Corp.	1,111,708	0.1
14,120	OneMain Holdings, Inc.	845,929	0.0
18,787	PacWest Bancorp	773,273	0.0
67,794	People’s United Financial, Inc.	1,161,989	0.1
11,847	Pinnacle Financial Partners, Inc.	1,045,972	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
13,207	Popular, Inc.	$991,185	0.1
6,247	Primerica, Inc.	956,666	0.1
42,850	Principal Financial Group, Inc.	2,707,692	0.1
14,236	Prosperity Bancshares, Inc.	1,022,145	0.1
62,911	Prudential Financial, Inc.	6,446,490	0.4
19,631	Raymond James Financial, Inc.	2,550,067	0.1
153,327	Regions Financial Corp.	3,094,139	0.2
10,817	Reinsurance Group of America, Inc.	1,233,138	0.1
7,831	RenaissanceRe Holdings Ltd.	1,165,409	0.1
21,572	Rocket Cos, Inc.	417,418	0.0
9,609	Santander Consumer USA Holdings, Inc.	348,999	0.0
17,463	SEI Investments Co.	1,082,182	0.1
8,988	Signature Bank	2,207,902	0.1
51,311	SLM Corp.	1,074,452	0.1
43,728	Starwood Property Trust, Inc.	1,144,362	0.1
55,435	State Street Corp.	4,561,192	0.2
30,458	Sterling Bancorp	755,054	0.0
16,265	Stifel Financial Corp.	1,054,948	0.1
8,621 (1)	SVB Financial Group	4,796,983	0.3
92,548	Synchrony Financial	4,490,429	0.2
23,488	Synovus Financial Corp.	1,030,653	0.1
35,937	T. Rowe Price Group, Inc.	7,114,448	0.4
7,849	TFS Financial Corp.	159,335	0.0
16,733	Tradeweb Markets, Inc.	1,414,943	0.1
35,060	Umpqua Holdings Corp.	646,857	0.0
32,491	Unum Group	922,744	0.0
1,959 (1)	Upstart Holdings, Inc.	244,679	0.0
6,790 (2)	UWM Holdings Corp.	57,376	0.0
14,877	Virtu Financial, Inc.	411,052	0.0
19,199 (3)	Voya Financial, Inc.	1,180,739	0.1
14,349	Webster Financial Corp.	765,376	0.0
16,074	Western Alliance Bancorp.	1,492,471	0.1
481	White Mountains Insurance Group Ltd.	552,202	0.0
20,486	Willis Towers Watson PLC	4,712,190	0.3
9,034	Wintrust Financial Corp.	683,241	0.0
22,012	WR Berkley Corp.	1,638,353	0.1
25,729	Zions Bancorp NA	1,360,035	0.1
		211,608,209	11.7

	Health Care: 11.8%
13,334 (1)	10X Genomics, Inc.	2,611,064	0.1
7,067 (1)	Abiomed, Inc.	2,205,681	0.1
14,098 (1)	Acadia Healthcare Co., Inc.	884,650	0.0
8,411 (1)	Acceleron Pharma, Inc.	1,055,496	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
17,350 (1)(2)	Adaptive Biotechnologies Corp.	$708,921	0.0
48,534	Agilent Technologies, Inc.	7,173,811	0.4
7,992 (1)	agilon health, Inc.	324,235	0.0
35,252 (1)	Alexion Pharmaceuticals, Inc.	6,476,145	0.4
18,703 (1)	Alnylam Pharmaceuticals, Inc.	3,170,533	0.2
5,112 (1)	Amedisys, Inc.	1,252,082	0.1
23,414	AmerisourceBergen Corp.	2,680,669	0.1
92,457 (1)	Avantor, Inc.	3,283,148	0.2
29,087 (1)	BioMarin Pharmaceutical, Inc.	2,427,019	0.1
3,383 (1)	Bio-Rad Laboratories, Inc.	2,179,633	0.1
6,173	Bio-Techne Corp.	2,779,455	0.2
16,313	Bruker Corp.	1,239,462	0.1
46,325	Cardinal Health, Inc.	2,644,694	0.1
25,901 (1)	Catalent, Inc.	2,800,416	0.2
48,075	Cerner Corp.	3,757,542	0.2
5,341 (1)	Certara, Inc.	151,311	0.0
39,330 (1)	Change Healthcare, Inc.	906,163	0.0
7,946 (1)	Charles River Laboratories International, Inc.	2,939,384	0.2
2,486	Chemed Corp.	1,179,607	0.1
7,719	Cooper Cos., Inc.	3,058,808	0.2
8,470 (1)	CureVac NV	622,376	0.0
11,173 (1)	DaVita, Inc.	1,345,564	0.1
34,654	Dentsply Sirona, Inc.	2,192,212	0.1
15,377 (1)	DexCom, Inc.	6,565,979	0.4
70,980 (1)	Elanco Animal Health, Inc.	2,462,296	0.1
15,562	Encompass Health Corp.	1,214,303	0.1
25,647 (1)	Envista Holdings Corp.	1,108,207	0.1
27,225 (1)	Exact Sciences Corp.	3,384,340	0.2
49,350 (1)	Exelixis, Inc.	899,157	0.0
12,318 (1)	Globus Medical, Inc.	955,015	0.1
14,318 (1)	Guardant Health, Inc.	1,778,152	0.1
22,458 (1)	Henry Schein, Inc.	1,666,159	0.1
10,607	Hill-Rom Holdings, Inc.	1,204,849	0.1
40,446 (1)	Hologic, Inc.	2,698,557	0.1
34,811 (1)	Horizon Therapeutics Plc	3,259,702	0.2
3,174 (1)	ICU Medical, Inc.	653,209	0.0
13,498 (1)	Idexx Laboratories, Inc.	8,524,662	0.5
29,458 (1)	Incyte Corp., Ltd.	2,478,302	0.1
10,543 (1)	Insulet Corp.	2,894,159	0.2
11,524 (1)	Integra LifeSciences Holdings Corp.	786,398	0.0
22,360 (1)(2)	Ionis Pharmaceuticals, Inc.	891,940	0.0
23,152 (1)	Iovance Biotherapeutics, Inc.	602,415	0.0
30,423 (1)	IQVIA Holdings, Inc.	7,372,101	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
9,449 (1)	Jazz Pharmaceuticals PLC	$1,678,520	0.1
15,587 (1)	Laboratory Corp. of America Holdings	4,299,674	0.2
12,031 (1)	Maravai LifeSciences Holdings, Inc.	502,054	0.0
7,978 (1)	Masimo Corp.	1,934,266	0.1
25,433	McKesson Corp.	4,863,807	0.3
3,661 (1)	Mettler Toledo International, Inc.	5,071,730	0.3
6,257 (1)	Mirati Therapeutics, Inc.	1,010,693	0.1
9,196 (1)	Molina Healthcare, Inc.	2,327,140	0.1
12,477 (1)	Natera, Inc.	1,416,514	0.1
28,293 (1)	Nektar Therapeutics	485,508	0.0
14,913 (1)	Neurocrine Biosciences, Inc.	1,451,333	0.1
11,775 (1)(2)	Novavax, Inc.	2,499,950	0.1
16,321 (1)	Novocure Ltd.	3,620,324	0.2
16,529 (1)(2)	Oak Street Health, Inc.	968,104	0.1
40,446 (1)	Organon & Co.	1,223,896	0.1
5,385 (1)(2)	Penumbra, Inc.	1,475,813	0.1
17,860	PerkinElmer, Inc.	2,757,763	0.2
21,295	Perrigo Co. PLC	976,376	0.1
25,540 (1)	PPD, Inc.	1,177,139	0.1
19,395	Premier, Inc.	674,752	0.0
36,192 (1)	QIAGEN NV	1,750,969	0.1
20,790	Quest Diagnostics, Inc.	2,743,656	0.1
5,991 (1)	Quidel Corp.	767,567	0.0
8,726 (1)	Repligen Corp.	1,741,884	0.1
22,949	Resmed, Inc.	5,657,387	0.3
51,857	Royalty Pharma PLC	2,125,618	0.1
8,191 (1)	Sage Therapeutics, Inc.	465,331	0.0
12,166 (1)	Sarepta Therapeutics, Inc.	945,785	0.0
21,277 (1)	Seagen, Inc.	3,359,213	0.2
3,645 (1)	Signify Health, Inc.	110,917	0.0
12,493 (1)	Sotera Health Co.	302,705	0.0
15,746	STERIS Public Ltd. Co.	3,248,400	0.2
16,221 (1)	Syneos Health, Inc.	1,451,617	0.1
9,731 (1)	Tandem Diabetes Care, Inc.	947,799	0.0
23,381 (1)(2)	Teladoc Health, Inc.	3,888,026	0.2
7,454	Teleflex, Inc.	2,994,943	0.2
10,275 (1)	Ultragenyx Pharmaceutical, Inc.	979,721	0.1
7,036 (1)	United Therapeutics Corp.	1,262,329	0.1
12,087	Universal Health Services, Inc.	1,769,899	0.1
21,850 (1)	Veeva Systems, Inc.	6,794,258	0.4
192,746	Viatris, Inc.	2,754,340	0.2
9,750 (1)	Waters Corp.	3,369,698	0.2
11,721	West Pharmaceutical Services, Inc.	4,209,011	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
33,297	Zimmer Biomet Holdings, Inc.	$5,354,824	0.3
		212,861,236	11.8

	Industrials: 15.2%
5,637	Acuity Brands, Inc.	1,054,288	0.1
25,195	ADT, Inc.	271,854	0.0
8,969	Advanced Drainage Systems, Inc.	1,045,516	0.1
22,291 (1)	AECOM	1,411,466	0.1
9,949	AGCO Corp.	1,297,151	0.1
17,063	Air Lease Corp.	712,210	0.0
19,443 (1)	Alaska Air Group, Inc.	1,172,607	0.1
14,315	Allegion Public Ltd.	1,994,079	0.1
17,369	Allison Transmission Holdings, Inc.	690,244	0.0
1,427	AMERCO	841,074	0.0
101,803 (1)	American Airlines Group, Inc.	2,159,242	0.1
36,773	Ametek, Inc.	4,909,195	0.3
21,101	AO Smith Corp.	1,520,538	0.1
7,580	Armstrong World Industries, Inc.	813,031	0.0
10,187 (1)	Axon Enterprise, Inc.	1,801,062	0.1
21,636	Booz Allen Hamilton Holding Corp.	1,842,954	0.1
32,673 (1)	Builders FirstSource, Inc.	1,393,830	0.1
15,146	BWX Technologies, Inc.	880,285	0.1
3,706 (1)	CACI International, Inc.	945,475	0.1
8,189	Carlisle Cos., Inc.	1,567,211	0.1
138,705	Carrier Global Corp.	6,741,063	0.4
21,053	CH Robinson Worldwide, Inc.	1,972,034	0.1
19,948 (1)(2)	ChargePoint Holdings, Inc.	692,993	0.0
14,216	Cintas Corp.	5,430,512	0.3
65,705 (1)	Clarivate PLC	1,808,859	0.1
8,073 (1)	Clean Harbors, Inc.	751,919	0.0
18,648 (1)	Colfax Corp.	854,265	0.0
5,025 (1)	Copa Holdings S.A.- Class A	378,533	0.0
33,341 (1)	Copart, Inc.	4,395,344	0.2
62,476 (1)	CoStar Group, Inc.	5,174,262	0.3
7,862	Crane Co.	726,213	0.0
23,304	Cummins, Inc.	5,681,748	0.3
6,495	Curtiss-Wright Corp.	771,346	0.0
101,930 (1)	Delta Air Lines, Inc.	4,409,492	0.2
20,095	Donaldson Co., Inc.	1,276,635	0.1
22,887	Dover Corp.	3,446,782	0.2
5,848 (1)	Driven Brands Holdings, Inc.	180,820	0.0
25,528 (1)	Dun & Bradstreet Holdings, Inc.	545,533	0.0
19,323	Equifax, Inc.	4,628,052	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
26,833	Expeditors International Washington, Inc.	$3,397,058	0.2
91,519	Fastenal Co.	4,758,988	0.3
20,734	Flowserve Corp.	835,995	0.0
52,107	Fortive Corp.	3,633,942	0.2
22,031	Fortune Brands Home & Security, Inc.	2,194,508	0.1
5,347 (1)	FTI Consulting, Inc.	730,454	0.0
11,171 (1)	Gates Industrial Corp. PLC	201,860	0.0
9,781 (1)	Generac Holdings, Inc.	4,060,582	0.2
26,769	Graco, Inc.	2,026,413	0.1
12,541	Heico Corp. - Class A - HEI.A	1,557,341	0.1
7,143	Heico Corp. - HEI	995,877	0.1
13,321 (1)	Hexcel Corp.	831,230	0.0
62,482 (1)	Howmet Aerospace, Inc.	2,153,755	0.1
8,632	Hubbell, Inc.	1,612,803	0.1
6,280	Huntington Ingalls Industries, Inc.	1,323,510	0.1
21,503 (1)	IAA, Inc.	1,172,774	0.1
12,109	IDEX Corp.	2,664,585	0.1
59,552	IHS Markit Ltd.	6,709,128	0.4
59,800 (1)	Ingersoll Rand, Inc.	2,918,838	0.2
13,737	ITT, Inc.	1,258,172	0.1
20,609	Jacobs Engineering Group, Inc.	2,749,653	0.2
13,406	JB Hunt Transport Services, Inc.	2,184,508	0.1
50,464 (1)	JetBlue Airways Corp.	846,786	0.0
14,456	Kansas City Southern	4,096,397	0.2
9,498 (1)	Kirby Corp.	575,959	0.0
25,634	Knight-Swift Transportation Holdings, Inc.	1,165,322	0.1
6,094	Landstar System, Inc.	962,974	0.1
22,510	Leidos Holdings, Inc.	2,275,761	0.1
5,431	Lennox International, Inc.	1,905,195	0.1
9,153	Lincoln Electric Holdings, Inc.	1,205,542	0.1
44,718 (1)	Lyft, Inc.	2,704,545	0.2
8,659	Manpowergroup, Inc.	1,029,642	0.1
40,344	Masco Corp.	2,376,665	0.1
8,949 (1)	Mastec, Inc.	949,489	0.1
8,806 (1)	Mercury Systems, Inc.	583,662	0.0
8,783 (1)	Middleby Corp.	1,521,743	0.1
5,845 (2)	MSA Safety, Inc.	967,815	0.1
7,152	MSC Industrial Direct Co.	641,749	0.0
56,994	Nielsen Holdings PLC	1,406,042	0.1
9,256	Nordson Corp.	2,031,785	0.1
26,544	nVent Electric PLC	829,235	0.0
16,303	Old Dominion Freight Line	4,137,701	0.2
10,893	Oshkosh Corp.	1,357,703	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
68,561	Otis Worldwide Corp.	$5,606,233	0.3
16,614	Owens Corning, Inc.	1,626,511	0.1
54,351	Paccar, Inc.	4,850,827	0.3
20,520	Parker Hannifin Corp.	6,301,897	0.4
26,361	Pentair PLC	1,779,104	0.1
79,808 (1)(2)	Plug Power, Inc.	2,728,636	0.2
22,062	Quanta Services, Inc.	1,998,155	0.1
6,468	Regal Beloit Corp.	863,543	0.0
33,512	Republic Services, Inc.	3,686,655	0.2
17,515	Robert Half International, Inc.	1,558,310	0.1
18,515	Rockwell Automation, Inc.	5,295,660	0.3
36,129	Rollins, Inc.	1,235,612	0.1
8,322	Ryder System, Inc.	618,574	0.0
8,254	Schneider National, Inc.	179,690	0.0
9,230	Science Applications International Corp.	809,748	0.0
24,803 (1)	Sensata Technologies Holding PLC	1,437,830	0.1
14,154 (1)(2)	Shoals Technologies Group, Inc.	502,467	0.0
7,027 (1)	SiteOne Landscape Supply, Inc.	1,189,390	0.1
8,513	Snap-On, Inc.	1,902,060	0.1
94,223 (1)	Southwest Airlines Co.	5,002,299	0.3
16,694	Spirit Aerosystems Holdings, Inc.	787,790	0.0
25,744	Stanley Black & Decker, Inc.	5,277,263	0.3
14,582 (1)	Stericycle, Inc.	1,043,342	0.1
31,786 (1)	Sunrun, Inc.	1,773,023	0.1
7,327 (1)	Teledyne Technologies, Inc.	3,068,767	0.2
35,979	Textron, Inc.	2,474,276	0.1
17,472 (1)	The AZEK Co., Inc.	741,861	0.0
10,236	Timken Co.	824,919	0.0
17,130	Toro Co.	1,882,244	0.1
38,072	Trane Technologies PLC	7,010,578	0.4
8,244 (1)	TransDigm Group, Inc.	5,336,259	0.3
30,525	TransUnion	3,351,950	0.2
18,449 (1)	Trex Co., Inc.	1,885,672	0.1
5,714 (1)(2)	TuSimple Holdings, Inc.	407,065	0.0
51,555 (1)	United Airlines Holdings, Inc.	2,695,811	0.2
11,533 (1)	United Rentals, Inc.	3,679,142	0.2
26,670 (1)	Univar Solutions, Inc.	650,215	0.0
3,325	Valmont Industries, Inc.	784,866	0.0
25,317	Verisk Analytics, Inc.	4,423,386	0.2
44,834	Vertiv Holdings Co.	1,223,968	0.1
22,900 (1)	Virgin Galactic Holdings, Inc.	1,053,400	0.1
5,208	Watsco, Inc.	1,492,821	0.1
28,919	Westinghouse Air Brake Technologies Corp.	2,380,034	0.1
9,154	Woodward, Inc.	1,124,844	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,410	WW Grainger, Inc.	$3,245,580	0.2
14,698 (1)	XPO Logistics, Inc.	2,056,103	0.1
28,549	Xylem, Inc.	3,424,738	0.2
		275,006,521	15.2

	Information Technology: 18.5%
25,636 (1)	Akamai Technologies, Inc.	2,989,158	0.2
8,192 (1)	Allegro MicroSystems, Inc.	226,918	0.0
7,932	Alliance Data Systems Corp.	826,435	0.0
9,372 (1)	Alteryx, Inc.	806,179	0.0
20,624	Amdocs Ltd.	1,595,473	0.1
93,148	Amphenol Corp.	6,372,255	0.4
22,388 (1)	Anaplan, Inc.	1,193,280	0.1
13,891 (1)	ANSYS, Inc.	4,821,010	0.3
9,603 (1)	Arista Networks, Inc.	3,479,263	0.2
11,704 (1)	Arrow Electronics, Inc.	1,332,266	0.1
10,828 (1)	Aspen Technology, Inc.	1,489,283	0.1
13,506 (1)	Avalara, Inc.	2,185,271	0.1
15,813	Avnet, Inc.	633,785	0.0
21,497	Bentley Systems, Inc.	1,392,576	0.1
11,962 (1)	Bill.com Holdings, Inc.	2,191,199	0.1
24,234 (1)	Black Knight, Inc.	1,889,767	0.1
18,441	Broadridge Financial Solutions, Inc. ADR	2,978,775	0.2
11,671	Brooks Automation, Inc.	1,112,013	0.1
2,932 (1)(2)	C3.ai, Inc.	183,338	0.0
43,835 (1)	Cadence Design Systems, Inc.	5,997,505	0.3
19,432	CDK Global, Inc.	965,576	0.1
22,320	CDW Corp.	3,898,188	0.2
20,594 (1)	Ceridian HCM Holding, Inc.	1,975,376	0.1
24,582 (1)	Ciena Corp.	1,398,470	0.1
9,218 (1)	Cirrus Logic, Inc.	784,636	0.0
19,749	Citrix Systems, Inc.	2,315,965	0.1
40,083 (1)	Cloudflare, Inc.	4,242,385	0.2
27,262	Cognex Corp.	2,291,371	0.1
3,896 (1)	Coherent, Inc.	1,029,869	0.1
31,998 (1)	CommScope Holding Co., Inc.	681,877	0.0
6,715 (1)	Concentrix Corp.	1,079,772	0.1
121,375	Corning, Inc.	4,964,237	0.3
11,668 (1)	Coupa Software, Inc.	3,058,299	0.2
18,388 (1)(2)	Cree, Inc.	1,800,737	0.1
25,589 (1)	Crowdstrike Holdings, Inc.	6,430,772	0.4
36,142 (1)	Datadog, Inc.	3,761,659	0.2
3,800 (1)(2)	Datto Holding Corp.	105,792	0.0
30,424 (1)	DocuSign, Inc.	8,505,638	0.5
10,236	Dolby Laboratories, Inc.	1,006,096	0.1
2,430 (1)	DoubleVerify Holdings, Inc.	102,886	0.0
48,602 (1)(2)	Dropbox, Inc.	1,473,127	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
11,432 (1)(2)	Duck Creek Technologies, Inc.	$497,406	0.0
40,458 (1)	DXC Technology Co.	1,575,434	0.1
29,324 (1)	Dynatrace, Inc.	1,713,108	0.1
10,889 (1)	Elastic NV	1,587,181	0.1
21,032 (1)	Enphase Energy, Inc.	3,862,106	0.2
21,467	Entegris, Inc.	2,639,797	0.1
8,582 (1)	EPAM Systems, Inc.	4,385,059	0.2
8,072 (1)	Euronet Worldwide, Inc.	1,092,545	0.1
5,989 (1)(2)	Everbridge, Inc.	814,983	0.0
9,493 (1)	F5 Networks, Inc.	1,771,963	0.1
4,448 (1)	Fair Isaac Corp.	2,235,921	0.1
16,856 (1)(2)	Fastly, Inc.	1,004,618	0.1
37,367 (1)	FireEye, Inc.	755,561	0.0
16,899 (1)	First Solar, Inc.	1,529,528	0.1
10,648 (1)	Five9, Inc.	1,952,737	0.1
13,001 (1)	FleetCor Technologies, Inc.	3,329,036	0.2
21,359 (1)	Fortinet, Inc.	5,087,500	0.3
13,353 (1)	Gartner, Inc.	3,234,097	0.2
29,199	Genpact Ltd.	1,326,511	0.1
6,193 (1)	Globant SA	1,357,382	0.1
26,769 (1)	GoDaddy, Inc.	2,327,832	0.1
13,376 (1)	Guidewire Software, Inc.	1,507,743	0.1
207,350	Hewlett Packard Enterprise Co.	3,023,163	0.2
198,965	HP, Inc.	6,006,753	0.3
7,107 (1)	HubSpot, Inc.	4,141,391	0.2
5,771 (1)	IPG Photonics Corp.	1,216,354	0.1
23,116	Jabil, Inc.	1,343,502	0.1
11,774	Jack Henry & Associates, Inc.	1,925,167	0.1
8,433 (1)	Jamf Holding Corp.	283,096	0.0
51,722	Juniper Networks, Inc.	1,414,597	0.1
29,570 (1)	Keysight Technologies, Inc.	4,565,904	0.3
3,817	Littelfuse, Inc.	972,533	0.1
12,062 (1)	Lumentum Holdings, Inc.	989,446	0.1
10,090 (1)	Manhattan Associates, Inc.	1,461,436	0.1
128,787	Marvell Technology, Inc.	7,512,146	0.4
42,649	Maxim Integrated Products	4,493,499	0.3
7,379	McAfee Corp.	206,760	0.0
16,509 (1)	Medallia, Inc.	557,179	0.0
39,810	Microchip Technology, Inc.	5,961,149	0.3
8,815	MKS Instruments, Inc.	1,568,629	0.1
8,433 (1)	MongoDB, Inc.	3,048,698	0.2
7,148	Monolithic Power Systems, Inc.	2,669,421	0.1
26,507	Motorola Solutions, Inc.	5,748,043	0.3
20,923	National Instruments Corp.	884,624	0.0
7,500 (1)	nCino, Inc.	449,400	0.0
20,318 (1)	NCR Corp.	926,704	0.1
35,489	NetApp, Inc.	2,903,710	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
8,723 (1)	New Relic, Inc.	$584,179	0.0
87,646	NortonLifeLock, Inc.	2,385,724	0.1
45,435 (1)	Nuance Communications, Inc.	2,473,481	0.1
30,704 (1)	Nutanix, Inc.	1,173,507	0.1
19,808 (1)	Okta, Inc.	4,846,621	0.3
67,520 (1)	ON Semiconductor Corp.	2,584,666	0.1
259,100 (1)(2)	Palantir Technologies, Inc.	6,829,876	0.4
15,202 (1)	Palo Alto Networks, Inc.	5,640,702	0.3
51,373	Paychex, Inc.	5,512,323	0.3
8,086 (1)	Paycom Software, Inc.	2,939,018	0.2
5,975 (1)	Paylocity Holding Corp.	1,140,030	0.1
49,184 (1)	Paysafe Ltd.	595,618	0.0
6,503	Pegasystems, Inc.	905,153	0.1
9,043 (1)	Proofpoint, Inc.	1,571,312	0.1
16,806 (1)	PTC, Inc.	2,374,015	0.1
42,502 (1)	Pure Storage, Inc. - Class A	830,064	0.0
18,019 (1)	Qorvo, Inc.	3,525,417	0.2
12,814 (1)	RingCentral, Inc.	3,723,492	0.2
50,597 (1)(2)	Sabre Corp.	631,451	0.0
6,845 (1)	Shift4 Payments, Inc.	641,513	0.0
26,305	Skyworks Solutions, Inc.	5,043,984	0.3
79,047 (1)	Slack Technologies, Inc.	3,501,782	0.2
19,152 (1)	Smartsheet, Inc.	1,385,073	0.1
11,129 (1)	SolarWinds Corp.	187,969	0.0
26,126 (1)	Splunk, Inc.	3,777,297	0.2
35,738	SS&C Technologies Holdings, Inc.	2,575,280	0.1
35,262 (1)	StoneCo Ltd.	2,364,670	0.1
18,272	Switch, Inc.	385,722	0.0
6,635	SYNNEX Corp.	807,878	0.0
24,201 (1)	Synopsys, Inc.	6,674,394	0.4
17,356 (1)	Teradata Corp.	867,279	0.0
26,503	Teradyne, Inc.	3,550,342	0.2
68,331 (1)	Trade Desk, Inc./The	5,286,086	0.3
39,936 (1)	Trimble, Inc.	3,267,963	0.2
6,420 (1)	Tyler Technologies, Inc.	2,904,215	0.2
1,046	Ubiquiti, Inc.	326,551	0.0
23,465 (1)	Unity Software, Inc.	2,577,161	0.1
6,900	Universal Display Corp.	1,534,077	0.1
15,725 (1)	VeriSign, Inc.	3,580,425	0.2
9,876 (1)	Viasat, Inc.	492,220	0.0
26,958	Vontier Corp.	878,292	0.0
48,948 (1)	Western Digital Corp.	3,483,629	0.2
65,090	Western Union Co.	1,495,117	0.1
7,121 (1)	WEX, Inc.	1,380,762	0.1
8,501 (1)	Wix.com Ltd.	2,467,670	0.1
24,415	Xerox Holdings Corp.	573,508	0.0
39,230	Xilinx, Inc.	5,674,227	0.3
8,491 (1)	Zebra Technologies Corp.	4,495,900	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
18,756 (1)	Zendesk, Inc.	$2,707,241	0.2
12,326 (1)	Zscaler, Inc.	2,663,156	0.1
		333,247,861	18.5

	Materials: 5.3%
18,538	Albemarle Corp.	3,122,911	0.2
29,775 (1)	Alcoa Corp.	1,096,911	0.1
245,736	Amcor PLC	2,816,135	0.2
10,471	Aptargroup, Inc.	1,474,736	0.1
2,930	Ardagh Group SA	71,844	0.0
8,759	Ashland Global Holdings, Inc.	766,412	0.0
13,198	Avery Dennison Corp.	2,774,748	0.2
33,292 (1)	Axalta Coating Systems Ltd.	1,015,073	0.1
51,270	Ball Corp.	4,153,895	0.2
21,534 (1)	Berry Global Group, Inc.	1,404,447	0.1
17,967	Celanese Corp. - Series A	2,723,797	0.1
34,097	CF Industries Holdings, Inc.	1,754,291	0.1
26,240	Chemours Co.	913,152	0.0
72,639 (1)(2)	Cleveland-Cliffs, Inc.	1,566,097	0.1
117,735	Corteva, Inc.	5,221,547	0.3
20,683	Crown Holdings, Inc.	2,114,009	0.1
8,176 (1)	Diversey Holdings Ltd.	146,432	0.0
6,556	Eagle Materials, Inc.	931,673	0.0
21,653	Eastman Chemical Co.	2,527,988	0.1
36,885	Element Solutions, Inc.	862,371	0.0
20,546	FMC Corp.	2,223,077	0.1
45,001	Graphic Packaging Holding Co.	816,318	0.0
33,609	Huntsman Corp.	891,311	0.0
39,727	International Flavors & Fragrances, Inc.	5,935,214	0.3
62,418	International Paper Co.	3,826,848	0.2
16,250	Louisiana-Pacific Corp.	979,712	0.1
41,925	LyondellBasell Industries NV - Class A	4,312,825	0.2
9,917	Martin Marietta Materials, Inc.	3,488,900	0.2
55,083	Mosaic Co.	1,757,699	0.1
1,067	NewMarket Corp.	343,553	0.0
47,655	Nucor Corp.	4,571,544	0.3
22,921	Olin Corp.	1,060,325	0.1
14,947	Packaging Corp. of America	2,024,123	0.1
37,759	PPG Industries, Inc.	6,410,345	0.4
10,100	Reliance Steel & Aluminum Co.	1,524,090	0.1
10,447	Royal Gold, Inc.	1,192,003	0.1
20,356	RPM International, Inc.	1,805,170	0.1
6,545	Scotts Miracle-Gro Co.	1,256,116	0.1
24,211	Sealed Air Corp.	1,434,502	0.1
13,352	Silgan Holdings, Inc.	554,108	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
16,000	Sonoco Products Co.	$1,070,400	0.1
31,992	Steel Dynamics, Inc.	1,906,723	0.1
42,628	United States Steel Corp.	1,023,072	0.1
28,873	Valvoline, Inc.	937,218	0.1
21,088	Vulcan Materials Co.	3,670,788	0.2
5,286	Westlake Chemical Corp.	476,216	0.0
41,512	WestRock Co.	2,209,269	0.1
8,969	WR Grace & Co.	619,937	0.0
		95,779,875	5.3

	Real Estate: 7.3%
23,328	Alexandria Real Estate Equities, Inc.	4,244,296	0.2
21,826	American Campus Communities, Inc.	1,019,711	0.1
44,317	American Homes 4 Rent	1,721,715	0.1
40,254	Americold Realty Trust	1,523,614	0.1
24,912	Apartment Income REIT Corp.	1,181,576	0.1
22,234	AvalonBay Communities, Inc.	4,640,013	0.3
24,896	Boston Properties, Inc.	2,852,833	0.2
47,191	Brixmor Property Group, Inc.	1,080,202	0.1
5,125	Brookfield Property REIT, Inc.	96,811	0.0
15,066	Camden Property Trust	1,998,806	0.1
53,256 (1)	CBRE Group, Inc.	4,565,637	0.3
6,787	Coresite Realty Corp.	913,530	0.0
23,631	Cousins Properties, Inc.	869,148	0.0
32,008	CubeSmart	1,482,611	0.1
19,525	CyrusOne, Inc.	1,396,428	0.1
26,519	Douglas Emmett, Inc.	891,569	0.0
59,691	Duke Realty Corp.	2,826,369	0.2
11,797 (1)	EPR Properties	621,466	0.0
27,707	Equity Lifestyle Properties, Inc.	2,058,907	0.1
58,784	Equity Residential	4,526,368	0.2
10,334	Essex Property Trust, Inc.	3,100,303	0.2
20,914	Extra Space Storage, Inc.	3,426,132	0.2
12,305	Federal Realty Investment Trust	1,441,777	0.1
20,511	First Industrial Realty Trust, Inc.	1,071,290	0.1
35,150	Gaming and Leisure Properties, Inc.	1,628,500	0.1
34,690 (2)	Healthcare Trust of America, Inc.	926,223	0.0
85,972	Healthpeak Properties, Inc.	2,862,008	0.2
16,382	Highwoods Properties, Inc.	739,975	0.0
111,491 (1)	Host Hotels & Resorts, Inc.	1,905,381	0.1
6,614 (1)	Howard Hughes Corp.	644,600	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
23,392	Hudson Pacific Properties, Inc.	$650,765	0.0
90,535	Invitation Homes, Inc.	3,376,050	0.2
45,683 (2)	Iron Mountain, Inc.	1,933,305	0.1
19,746	JBG SMITH Properties	622,196	0.0
8,150 (1)	Jones Lang LaSalle, Inc.	1,592,999	0.1
18,507	Kilroy Realty Corp.	1,288,827	0.1
65,817	Kimco Realty Corp.	1,372,284	0.1
13,738	Lamar Advertising Co.	1,434,522	0.1
12,172	Life Storage, Inc.	1,306,664	0.1
92,398	Medical Properties Trust, Inc.	1,857,200	0.1
18,156	Mid-America Apartment Communities, Inc.	3,057,834	0.2
27,848	National Retail Properties, Inc.	1,305,514	0.1
37,481	Omega Healthcare Investors, Inc.	1,360,186	0.1
55,281 (1)(2)	Opendoor Technologies, Inc.	980,132	0.1
37,427 (1)	Park Hotels & Resorts, Inc.	771,370	0.0
22,006	Rayonier, Inc.	790,676	0.0
59,602	Realty Income Corp.	3,977,837	0.2
26,925	Regency Centers Corp.	1,725,085	0.1
21,396	Rexford Industrial Realty, Inc.	1,218,502	0.1
17,278	SBA Communications Corp.	5,506,499	0.3
52,027	Simon Property Group, Inc.	6,788,483	0.4
11,184 (2)	SL Green Realty Corp.	894,720	0.0
18,273	Spirit Realty Capital, Inc.	874,180	0.0
38,947	STORE Capital Corp.	1,344,061	0.1
17,625	Sun Communities, Inc.	3,020,925	0.2
47,092	UDR, Inc.	2,306,566	0.1
59,782	Ventas, Inc.	3,413,552	0.2
36,489	VEREIT, Inc.	1,675,940	0.1
85,645	VICI Properties, Inc.	2,656,708	0.1
27,973	Vornado Realty Trust	1,305,500	0.1
19,044	Weingarten Realty Investors	610,741	0.0
66,625	Welltower, Inc.	5,536,538	0.3
119,506	Weyerhaeuser Co.	4,113,397	0.2
28,139	WP Carey, Inc.	2,099,732	0.1
		131,027,289	7.3

	Utilities: 4.4%
105,333	AES Corp.	2,746,031	0.2
39,900	Alliant Energy Corp.	2,224,824	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
40,597	Ameren Corp.	$3,249,384	0.2
28,962	American Water Works Co., Inc.	4,463,913	0.2
20,626	Atmos Energy Corp.	1,982,365	0.1
9,104	Avangrid, Inc.	468,219	0.0
20,361	Brookfield Renewable Corp.	853,940	0.0
92,671	Centerpoint Energy, Inc.	2,272,293	0.1
46,099	CMS Energy Corp.	2,723,529	0.2
54,783	Consolidated Edison, Inc.	3,929,037	0.2
30,778	DTE Energy Co.	3,988,829	0.2
59,479	Edison International	3,439,076	0.2
31,965	Entergy Corp.	3,186,910	0.2
35,728	Essential Utilities, Inc.	1,632,770	0.1
36,471	Evergy, Inc.	2,203,942	0.1
54,752	Eversource Energy	4,393,300	0.2
86,766	FirstEnergy Corp.	3,228,563	0.2
16,806	Hawaiian Electric Industries	710,558	0.0
8,025	Idacorp, Inc.	782,437	0.0
31,796	MDU Resources Group, Inc.	996,487	0.1
13,911	National Fuel Gas Co.	726,850	0.0
62,459	NiSource, Inc.	1,530,245	0.1
38,794	NRG Energy, Inc.	1,563,398	0.1
31,827	OGE Energy Corp.	1,070,979	0.1
240,862 (1)	PG&E Corp.	2,449,567	0.1
17,969	Pinnacle West Capital Corp.	1,472,919	0.1
122,919	PPL Corp.	3,438,044	0.2
80,448	Public Service Enterprise Group, Inc.	4,805,963	0.3
33,161	UGI Corp.	1,535,686	0.1
76,363	Vistra Corp.	1,416,534	0.1
50,338	WEC Energy Group, Inc.	4,477,565	0.3
85,886	Xcel Energy, Inc.	5,658,170	0.3
		79,622,327	4.4
	Total Common Stock
	(Cost $893,815,177)	1,784,375,409	98.9
EXCHANGE-TRADED FUNDS: 0.8%
168,229	iShares Russell Midcap Index Fund	13,330,466	0.8
	Total Exchange-Traded Funds
	(Cost $12,920,020)	13,330,466	0.8
	Total Long-Term Investments
	(Cost $906,735,197)	1,797,705,875	99.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 2.3%
1,699,230 (4)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,699,234, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,733,215, due 01/01/25-04/01/51)	$1,699,230	0.1
3,870,861 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $3,870,882, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $4,060,946, due 09/19/22-01/27/40)	3,870,861	0.2
10,583,700 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $10,583,714, collateralized by various U.S. Government/U.S. Government Agency
	Obligations, 0.125%-9.000%, Market Value plus accrued interest $10,795,374, due 07/25/21-05/20/71)	10,583,700	0.6
4,796,939 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,796,951, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $4,892,890, due 07/01/21-11/15/50)	4,796,939	0.2
3,696,666 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $3,696,672, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,770,599, due 07/01/21-01/15/59)	3,696,666	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,349,419 (4)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $1,349,420, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,376,407, due 07/07/21-11/01/49)	$1,349,419	0.1
3,185,045 (4)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,185,053, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,248,746, due 08/01/21-06/01/51)	3,185,045	0.2
4,046,593 (4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $4,046,600, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $4,127,532, due 05/01/24-04/20/71)	4,046,593	0.2
6,776,273 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $6,776,293, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,912,537, due 07/15/23-02/15/48)	6,776,273	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,622,242 (4)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $2,622,249, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $2,674,687, due 12/01/21-05/20/71)	$2,622,242	0.1
	Total Repurchase Agreements
	(Cost $42,626,968)	42,626,968	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
5,103,491 (4)(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	5,103,491	0.3
1,002,000 (4)(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,002,000	0.1
820,000 (4)(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	820,000	0.0
	Total Mutual Funds
	(Cost $6,925,491)	6,925,491	0.4
	Total Short-Term Investments
	(Cost $49,552,459)	49,552,459	2.7
	Total Investments in Securities (Cost $956,287,656)	$1,847,258,334	102.4
	Liabilities in Excess of Other Assets	$(43,690,766)	(2.4)
	Net Assets	$1,803,567,568	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Investment in affiliate

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Information Technology	18.5%
Industrials	15.2%
Consumer Discretionary	12.7%
Health Care	11.8%
Financials	11.7%
Real Estate	7.3%
Materials	5.3%
Communication Services	4.9%
Utilities	4.4%
Energy	3.7%
Consumer Staples	3.4%
Exchange-Traded Funds	0.8%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,784,375,409	$—	$—	$1,784,375,409
Exchange-Traded Funds	13,330,466	—	—	13,330,466
Short-Term Investments	6,925,491	42,626,968	—	49,552,459
Total Investments, at fair value	$1,804,631,366	$42,626,968	$—	$1,847,258,334

Liabilities Table
Other Financial Instruments+
Futures	$(80,150)	$—	$—	$(80,150)
Total Liabilities	$(80,150)	$—	$—	$(80,150)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,092,572	$185,985	$(109,016)	$11,198	$1,180,739	$6,183	$27,259	$—
	$1,092,572	$185,985	$(109,016)	$11,198	$1,180,739	$6,183	$27,259	$—
At June 30, 2021, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	21	09/17/21	$5,654,040	$(80,150)
			$5,654,040	$(80,150)
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$80,150
Total Liability Derivatives		$80,150

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$788,503
Total	$788,503
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(143,943)
Total	$(143,943)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $966,621,310.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$910,754,369
Gross Unrealized Depreciation	(30,197,495)
Net Unrealized Appreciation	$880,556,874
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Communication Services: 3.6%
29,372 (1)	Advantage Solutions, Inc.	$316,924	0.0
160,655 (1)(2)	AMC Entertainment Holdings, Inc.	9,105,925	0.8
11,740 (1)(2)	AMC Networks, Inc.	784,232	0.1
4,599 (1)(2)	Anterix, Inc.	275,894	0.0
4,849	ATN International, Inc.	220,581	0.0
8,855 (1)(2)	Bandwidth, Inc.	1,221,282	0.1
6,824 (1)	Boston Omaha Corp.	216,389	0.0
12,525 (1)	Cardlytics, Inc.	1,589,798	0.1
36,165 (1)	Cargurus, Inc.	948,608	0.1
27,608 (1)	Cars.com, Inc.	395,623	0.0
4,658 (1)	Chicken Soup For The Soul Entertainment, Inc.	192,841	0.0
19,965 (1)	Cincinnati Bell, Inc.	307,860	0.0
43,054 (1)	Cinemark Holdings, Inc.	945,035	0.1
143,217 (1)	Clear Channel Outdoor Holdings, Inc.	378,093	0.0
17,123 (2)	Cogent Communications Holdings, Inc.	1,316,587	0.1
27,555 (1)	comScore, Inc.	137,775	0.0
30,094 (1)	Consolidated Communications Holdings, Inc.	264,526	0.0
10,291 (1)	CuriosityStream, Inc.	140,369	0.0
516 (1)	Daily Journal Corp.	174,666	0.0
49,679 (1)	Entercom Communications Corp.	214,117	0.0
25,769	Entravision Communications Corp.	172,137	0.0
127,151 (1)	Eros STX Global Corp.	194,541	0.0
29,182 (1)(2)	Eventbrite, Inc.	554,458	0.1
7,444 (1)	EverQuote, Inc.	243,270	0.0
23,098	EW Scripps Co.	470,968	0.1
51,933 (1)	fuboTV, Inc.	1,667,569	0.1
56,075 (1)(2)	Gannett Co., Inc.	307,852	0.0
239,691 (1)	Globalstar, Inc.	426,650	0.0
23,385 (1)(2)	Gogo, Inc.	266,121	0.0
35,345	Gray Television, Inc.	827,073	0.1
8,000 (1)	IDT Corp.	295,680	0.0
43,789 (1)	iHeartMedia, Inc.	1,179,238	0.1
20,370 (1)	Imax Corp.	437,955	0.0
47,431 (1)	Iridium Communications, Inc.	1,896,766	0.2
16,431	John Wiley & Sons, Inc.	988,818	0.1
68,916 (1)	Liberty Latin America Ltd.	971,716	0.1
11,063 (1)	Liberty Latin America Ltd. - Class A	153,333	0.0
19,129 (1)	Liberty Media Corp. - Liberty Braves C Tracking Stock	531,212	0.1
30,143 (1)	Liberty TripAdvisor Holdings, Inc.	122,682	0.0
22,050 (1)	Lions Gate Entertainment Corp. - Class A	456,435	0.1
45,410 (1)	Lions Gate Entertainment Corp. - Class B	831,003	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
22,066 (1)(2)	LiveXLive Media, Inc.	$104,152	0.0
5,154	Loral Space & Communications, Inc.	200,233	0.0
7,192 (1)	Madison Square Garden Entertainment Corp.	603,912	0.1
41,624 (1)	Magnite, Inc.	1,408,556	0.1
9,715 (1)(2)	Marcus Corp.	206,055	0.0
25,516 (1)	MDC Partners, Inc.	149,269	0.0
8,167 (1)	MediaAlpha, Inc.	343,831	0.0
16,078 (1)	Meredith Corp.	698,428	0.1
12,704 (1)(2)	MSG Networks, Inc.	185,224	0.0
24,833	National CineMedia, Inc.	125,903	0.0
9,156 (1)	Ooma, Inc.	172,682	0.0
30,353 (1)	Orbcomm, Inc.	341,168	0.0
20,382 (1)	QuinStreet, Inc.	378,698	0.0
16,558 (1)	Radius Global Infrastructure, Inc.	240,091	0.0
12,078	Scholastic Corp.	457,635	0.1
19,809	Shenandoah Telecommunications Co.	960,935	0.1
18,210 (2)	Sinclair Broadcast Group, Inc.	604,936	0.1
9,797 (1)	TechTarget, Inc.	759,170	0.1
89,203	TEGNA, Inc.	1,673,448	0.1
36,982	Telephone & Data Systems, Inc.	838,012	0.1
2,540 (1)	Thryv Holdings, Inc.	90,856	0.0
41,989 (1)(2)	TrueCar, Inc.	237,238	0.0
4,733 (1)	United States Cellular Corp.	171,855	0.0
21,488 (1)	WideOpenWest, Inc.	445,016	0.0
28,926 (1)	Yelp, Inc.	1,155,883	0.1
		44,695,788	3.6

	Consumer Discretionary: 11.5%
10,451 (1)(2)	1-800-Flowers.com, Inc.	333,073	0.0
27,893 (1)(2)	2U, Inc.	1,162,301	0.1
13,570	Aaron’s Co., Inc./The	434,104	0.0
24,401 (1)	Abercrombie & Fitch Co. - Class A	1,132,938	0.1
23,968 (1)	Academy Sports & Outdoors, Inc.	988,440	0.1
21,965 (1)	Accel Entertainment, Inc.	260,725	0.0
13,737	Acushnet Holdings Corp.	678,608	0.1
37,415 (1)	Adient plc	1,691,158	0.1
20,420 (1)	Adtalem Global Education, Inc.	727,769	0.1
45,065 (1)	American Axle & Manufacturing Holdings, Inc.	466,423	0.1
60,028 (2)	American Eagle Outfitters, Inc.	2,252,851	0.2
5,663 (1)	American Outdoor Brands, Inc.	198,998	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
7,009 (1)	American Public Education, Inc.	$198,635	0.0
2,551 (1)	America’s Car-Mart, Inc.	361,528	0.0
25,984 (1)	AMMO, Inc.	254,383	0.0
10,905 (1)(2)	Arcimoto, Inc.	187,457	0.0
7,670 (1)	Asbury Automotive Group, Inc.	1,314,408	0.1
25,620 (1)	At Home Group, Inc.	943,841	0.1
7,831 (1)	Aterian, Inc.	114,568	0.0
12,753 (1)	Bally’s Corp.	690,065	0.1
15,185 (1)	Barnes & Noble Education, Inc.	109,484	0.0
3,353	Bassett Furniture Industries, Inc.	81,646	0.0
11,762 (1)	Beazer Homes USA, Inc.	226,889	0.0
43,441 (1)	Bed Bath & Beyond, Inc.	1,446,151	0.1
8,050	Big 5 Sporting Goods Corp.	206,724	0.0
13,916	Big Lots, Inc.	918,595	0.1
9,084 (1)	BJ’s Restaurants, Inc.	446,388	0.0
14,364 (1)(2)	Blink Charging Co.	591,366	0.1
35,935 (1)	Bloomin Brands, Inc.	975,276	0.1
6,112 (1)	Bluegreen Vacations Holding Corp.	110,016	0.0
11,511 (1)	Boot Barn Holdings, Inc.	967,500	0.1
18,190 (1)	Brinker International, Inc.	1,125,051	0.1
11,916 (2)	Buckle, Inc.	592,821	0.1
14,808	Caleres, Inc.	404,110	0.0
44,240	Callaway Golf Co.	1,492,215	0.1
16,358	Camping World Holdings, Inc.	670,514	0.1
31,342 (1)(2)	Canoo, Inc.	311,539	0.0
16,478 (1)	CarLotz, Inc.	89,970	0.0
18,566 (1)(2)	CarParts.com, Inc.	378,004	0.0
6,759	Carriage Services, Inc.	249,880	0.0
16,515 (1)	Carrols Restaurant Group, Inc.	99,255	0.0
11,798 (1)	Casper Sleep, Inc.	97,216	0.0
8,866	Cato Corp.	149,569	0.0
3,750 (1)	Cavco Industries, Inc.	833,212	0.1
10,899 (1)	Century Casinos, Inc.	146,374	0.0
12,043	Century Communities, Inc.	801,341	0.1
17,419 (1)	Cheesecake Factory	943,761	0.1
49,520 (1)	Chico’s FAS, Inc.	325,842	0.0
5,635 (1)	Childrens Place, Inc./The	524,393	0.1
8,063 (1)	Chuy’s Holdings, Inc.	300,427	0.0
3,681 (1)	Citi Trends, Inc.	320,247	0.0
9,993	Clarus Corp.	256,820	0.0
7,051 (1)	Conn’s, Inc.	179,800	0.0
13,066 (1)	Container Store Group, Inc.	170,381	0.0
7,022 (1)	Cooper-Standard Holdings, Inc.	203,638	0.0
17,762	Core-Mark Holding Co., Inc.	799,468	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,490 (1)	Coursera, Inc.	$177,624	0.0
9,513	Cracker Barrel Old Country Store, Inc.	1,412,300	0.1
25,433 (1)	CROCS, Inc.	2,963,453	0.3
57,297	Dana, Inc.	1,361,377	0.1
17,349 (1)	Dave & Buster’s Entertainment, Inc.	704,369	0.1
13,061	Del Taco Restaurants, Inc.	130,741	0.0
25,517 (1)	Denny’s Corp.	420,775	0.0
24,000 (1)	Designer Brands, Inc.	397,200	0.0
2,509 (2)	Dillards, Inc.	453,828	0.0
6,404 (1)	Dine Brands Global, Inc.	571,557	0.1
10,650 (1)	Dorman Products, Inc.	1,104,085	0.1
33,089 (1)	Drive Shack, Inc.	109,525	0.0
5,186 (1)(2)	Duluth Holdings, Inc.	107,091	0.0
7,999 (1)	El Pollo Loco Holdings, Inc.	146,302	0.0
4,455	Escalade, Inc.	102,242	0.0
9,314	Ethan Allen Interiors, Inc.	257,066	0.0
33,759 (1)	Everi Holdings, Inc.	841,949	0.1
7,760 (1)	Fiesta Restaurant Group, Inc.	104,217	0.0
62,312 (1)	Fisker, Inc.	1,201,375	0.1
2,489	Flexsteel Industries, Inc.	100,531	0.0
18,895 (1)	Fossil Group, Inc.	269,821	0.0
16,608 (1)	Fox Factory Holding Corp.	2,585,201	0.2
10,840	Franchise Group, Inc.	382,327	0.0
12,924 (1)	Full House Resorts, Inc.	128,465	0.0
9,872 (1)(2)	Funko, Inc.	210,076	0.0
15,388 (1)(2)	GAN Ltd.	252,979	0.0
6,028 (1)	Genesco, Inc.	383,863	0.0
110,719 (1)	Genius Brands International, Inc.	203,723	0.0
13,321 (1)	Gentherm, Inc.	946,457	0.1
17,799 (1)	G-III Apparel Group Ltd.	584,875	0.1
6,781 (1)	Golden Entertainment, Inc.	303,789	0.0
11,860 (1)	Golden Nugget Online Gaming, Inc.	151,334	0.0
108,869 (1)	Goodyear Tire & Rubber Co.	1,867,103	0.2
49,310 (1)	GoPro, Inc.	574,461	0.1
1,443	Graham Holdings Co.	914,718	0.1
11,410 (1)	Green Brick Partners, Inc.	259,463	0.0
7,000	Group 1 Automotive, Inc.	1,081,010	0.1
9,300 (1)	Groupon, Inc.	401,388	0.0
21,169 (1)	GrowGeneration Corp.	1,018,229	0.1
16,228 (2)	Guess?, Inc.	428,419	0.0
21,835 (1)(2)	Hall of Fame Resort & Entertainment Co.	85,812	0.0
6,655 (2)	Haverty Furniture Cos., Inc.	284,568	0.0
9,670 (1)(2)	Helen of Troy Ltd.	2,205,920	0.2
6,519 (1)	Hibbett, Inc.	584,298	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
34,068 (1)	Hilton Grand Vacations, Inc.	$1,410,075	0.1
5,088	Hooker Furniture Corp.	176,248	0.0
49,999 (1)	Houghton Mifflin Harcourt Co.	551,989	0.1
1,988 (1)	Hovnanian Enterprises, Inc.	211,305	0.0
9,391	Installed Building Products, Inc.	1,149,083	0.1
39,903 (1)	International Game Technology PLC	956,076	0.1
11,141 (1)(2)	iRobot Corp.	1,040,458	0.1
9,300	Jack in the Box, Inc.	1,036,392	0.1
2,144	Johnson Outdoors, Inc.	259,424	0.0
35,676	KB Home	1,452,727	0.1
5,326 (1)	Kirkland’s, Inc.	121,859	0.0
20,552	Kontoor Brands, Inc.	1,159,338	0.1
5,667 (1)	Lands’ End, Inc.	232,630	0.0
8,403 (1)	Latham Group, Inc.	268,560	0.0
43,174 (1)	Laureate Education Inc. - Class A	626,455	0.1
18,453	La-Z-Boy, Inc.	683,499	0.1
9,806	LCI Industries	1,288,705	0.1
8,847 (1)	LGI Homes, Inc.	1,432,683	0.1
5,187	Lifetime Brands, Inc.	77,649	0.0
11,937 (1)(2)	Lindblad Expeditions Holdings, Inc.	191,111	0.0
10,763 (1)	Liquidity Services, Inc.	273,918	0.0
43,887 (1)(2)	Lordstown Motors Corp.	485,390	0.1
4,943 (1)(2)	Lovesac Co/The	394,402	0.0
11,742 (1)	Lumber Liquidators Holdings, Inc.	247,756	0.0
11,542 (1)	M/I Homes, Inc.	677,169	0.1
124,133 (1)	Macy’s, Inc.	2,353,562	0.2
8,570 (1)	Malibu Boats, Inc.	628,438	0.1
8,763 (1)	MarineMax, Inc.	427,109	0.0
7,658 (1)	MasterCraft Boat Holdings, Inc.	201,329	0.0
22,968	MDC Holdings, Inc.	1,162,181	0.1
14,897 (1)	Meritage Homes Corp.	1,401,510	0.1
20,425 (1)	Modine Manufacturing Co.	338,851	0.0
5,192 (1)	Monarch Casino & Resort, Inc.	343,555	0.0
13,445	Monro, Inc.	853,892	0.1
7,860 (1)	Motorcar Parts of America, Inc.	176,378	0.0
6,308	Movado Group, Inc.	198,513	0.0
9,967	Murphy USA, Inc.	1,329,299	0.1
32,525 (1)	National Vision Holdings, Inc.	1,663,003	0.1
11,841 (1)(2)	Nautilus, Inc.	199,521	0.0
2,168 (1)	NEOGAMES SA	133,267	0.0
15,935 (1)	Noodles & Co.	198,869	0.0
19,388 (1)	ODP Corp./The	930,818	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
8,029 (1)	ONE Group Hospitality, Inc./The	$88,480	0.0
20,794 (1)(2)	OneSpaWorld Holdings Ltd.	201,494	0.0
3,806	OneWater Marine, Inc.	159,966	0.0
16,996 (1)	Overstock.com, Inc.	1,567,031	0.1
6,339	Oxford Industries, Inc.	626,547	0.1
13,206	Papa Johns International, Inc.	1,379,235	0.1
43,133 (1)	Party City Holdco, Inc.	402,431	0.0
9,035	Patrick Industries, Inc.	659,555	0.1
29,036 (1)	Perdoceo Education Corp.	356,272	0.0
7,977 (2)	PetMed Express, Inc.	254,067	0.0
11,451 (1)	PlayAGS, Inc.	113,365	0.0
4,195 (1)	PLBY Group, Inc.	163,144	0.0
6,123 (1)	Porch Group, Inc.	118,419	0.0
19,642 (1)	Purple Innovation, Inc.	518,745	0.1
35,461 (1)	Quotient Technology, Inc.	383,333	0.0
3,416	RCI Hospitality Holdings, Inc.	226,139	0.0
30,667 (1)(2)	The RealReal, Inc.	605,980	0.1
6,531 (1)	Red Robin Gourmet Burgers, Inc.	216,241	0.0
24,755 (1)	Red Rock Resorts, Inc.	1,052,087	0.1
9,565 (1)(2)	Regis Corp.	89,528	0.0
25,366	Rent-A-Center, Inc.	1,346,174	0.1
14,043 (1)	Revolve Group, Inc.	967,563	0.1
2,995	Rocky Brands, Inc.	166,522	0.0
20,254 (1)	Rush Street Interactive, Inc.	248,314	0.0
13,157 (1)	Ruth’s Hospitality Group, Inc.	303,006	0.0
44,725 (1)(2)	Sally Beauty Holdings, Inc.	987,081	0.1
37,738 (1)	Scientific Games Corp.	2,922,431	0.3
20,629 (1)	SeaWorld Entertainment, Inc.	1,030,212	0.1
14,551 (1)	Shake Shack, Inc.	1,557,248	0.1
23,632 (1)	Shift Technologies, Inc.	202,763	0.0
3,740	Shoe Carnival, Inc.	267,747	0.0
9,106	Shutterstock, Inc.	893,936	0.1
20,652 (1)(2)	Signet Jewelers Ltd.	1,668,475	0.1
21,046 (1)	Skyline Champion Corp.	1,121,752	0.1
9,515 (1)	Sleep Number Corp.	1,046,174	0.1
21,180	Smith & Wesson Brands, Inc.	734,946	0.1
9,000 (2)	Sonic Automotive, Inc.	402,660	0.0
47,549 (1)	Sonos, Inc.	1,675,151	0.1
16,511 (1)	Sportsman’s Warehouse Holdings, Inc.	293,400	0.0
6,967 (1)	Stamps.com, Inc.	1,395,420	0.1
8,523	Standard Motor Products, Inc.	369,472	0.0
32,513	Steven Madden Ltd.	1,422,769	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
23,443 (1)(2)	Stitch Fix, Inc.	$1,413,613	0.1
11,035 (1)	Stoneridge, Inc.	325,532	0.0
10,009	Strategic Education, Inc.	761,285	0.1
16,304 (1)	Stride, Inc.	523,848	0.1
6,976	Sturm Ruger & Co., Inc.	627,700	0.1
4,804	Superior Group of Cos, Inc.	114,864	0.0
49,802 (1)	Taylor Morrison Home Corp.	1,315,769	0.1
27,112 (1)	Tenneco, Inc.	523,804	0.1
26,857	Texas Roadhouse, Inc.	2,583,643	0.2
10,077	Tilly’s, Inc.	161,030	0.0
4,518 (1)	TravelCenters of America, Inc.	132,106	0.0
47,373 (1)	Tri Pointe Homes, Inc.	1,015,203	0.1
19,633 (1)	Tupperware Brands Corp.	466,284	0.0
6,016 (1)	Unifi, Inc.	146,550	0.0
5,581 (1)	Universal Electronics, Inc.	270,678	0.0
27,268 (1)	Urban Outfitters, Inc.	1,123,987	0.1
8,678 (1)	Vera Bradley, Inc.	107,520	0.0
23,321 (1)	Vista Outdoor, Inc.	1,079,296	0.1
10,910 (1)	Visteon Corp.	1,319,455	0.1
35,884 (1)	Vivint Smart Home, Inc.	473,669	0.1
6,888 (1)(2)	VOXX International Corp.	96,501	0.0
23,071 (1)	Vuzix Corp.	423,353	0.0
11,837	Wingstop, Inc.	1,865,866	0.2
1,241	Winmark Corp.	238,371	0.0
12,879	Winnebago Industries	875,257	0.1
32,291	Wolverine World Wide, Inc.	1,086,269	0.1
48,752 (1)(2)	Workhorse Group, Inc.	808,796	0.1
20,548 (1)	WW International, Inc.	742,605	0.1
14,215 (1)	XL Fleet Corp.	118,411	0.0
6,961 (1)	XPEL, Inc.	583,819	0.1
8,612 (1)	Zumiez, Inc.	421,902	0.0
		141,611,319	11.5

	Consumer Staples: 3.1%
59,469 (1)(2)	22nd Century Group, Inc.	275,342	0.0
12,936	Andersons, Inc.	394,936	0.0
18,806 (1)(2)	AppHarvest, Inc.	300,896	0.0
25,790 (2)	B&G Foods, Inc.	845,912	0.1
17,304 (1)	Beauty Health Co/The	290,707	0.0
16,363 (1)	BellRing Brands, Inc.	512,816	0.1
54,564 (1)	BJ’s Wholesale Club Holdings, Inc.	2,596,155	0.2
6,862	Calavo Growers, Inc.	435,188	0.0
14,989	Cal-Maine Foods, Inc.	542,752	0.1
17,888 (1)	Celsius Holdings, Inc.	1,361,098	0.1
20,727 (1)	Central Garden & Pet Co. - Class A - CENTA	1,001,114	0.1
12,253 (1)	Chefs’ Warehouse Holdings, Inc.	390,013	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
1,934 (2)	Coca-Cola Consolidated, Inc.	$777,719	0.1
7,382 (1)	Duckhorn Portfolio, Inc./The	162,847	0.0
21,854	Edgewell Personal Care Co.	959,391	0.1
18,823 (1)	elf Beauty, Inc.	510,856	0.1
25,362	Energizer Holdings, Inc.	1,090,059	0.1
13,046	Fresh Del Monte Produce, Inc.	428,953	0.0
14,706 (1)(2)	HF Foods Group, Inc.	77,795	0.0
9,190 (1)	Honest Co., Inc./The	148,786	0.0
52,007 (1)	Hostess Brands, Inc.	841,993	0.1
6,033 (2)	Ingles Markets, Inc.	351,543	0.0
7,260	Inter Parfums, Inc.	522,720	0.1
5,907 (2)	J&J Snack Foods Corp.	1,030,240	0.1
3,715	John B Sanfilippo & Son, Inc.	329,038	0.0
2,947 (1)	Laird Superfood, Inc.	88,027	0.0
7,435 (2)	Lancaster Colony Corp.	1,438,747	0.1
11,897 (1)	Landec Corp.	133,841	0.0
6,759	Limoneira Co.	118,621	0.0
5,945 (1)	MedAvail Holdings, Inc.	72,826	0.0
4,628	Medifast, Inc.	1,309,631	0.1
5,406	MGP Ingredients, Inc.	365,662	0.0
13,693 (1)	Mission Produce, Inc.	283,582	0.0
9,468 (2)	National Beverage Corp.	447,174	0.0
51,449 (1)	NewAge, Inc.	114,731	0.0
19,039	Nu Skin Enterprises, Inc.	1,078,559	0.1
52,129 (1)	Performance Food Group Co.	2,527,735	0.2
9,354	Pricesmart, Inc.	851,308	0.1
62,891 (2)	Primo Water Corp.	1,052,166	0.1
22,081 (1)(2)	Rite Aid Corp.	359,920	0.0
8,039	Sanderson Farms, Inc.	1,511,091	0.1
2,730 (1)	Seneca Foods Corp.	139,448	0.0
34,081 (1)	Simply Good Foods Co/The	1,244,297	0.1
14,815	SpartanNash Co.	286,078	0.0
45,508 (1)	Sprouts Farmers Market, Inc.	1,130,874	0.1
17,794 (1)(2)	Tattooed Chef, Inc.	381,681	0.0
7,285 (2)	Tootsie Roll Industries, Inc.	247,034	0.0
19,374 (1)	TreeHouse Foods, Inc.	862,531	0.1
5,526	Turning Point Brands, Inc.	252,925	0.0
22,364 (1)	United Natural Foods, Inc.	827,021	0.1
10,386	Universal Corp.	591,690	0.1
4,783 (1)(2)	USANA Health Sciences, Inc.	489,923	0.1
21,923 (2)	Utz Brands, Inc.	477,702	0.1
57,824	Vector Group Ltd.	817,631	0.1
25,008 (1)	Veru, Inc.	201,815	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
9,489 (1)(2)	Vital Farms, Inc.	$189,400	0.0
5,499 (2)	WD-40 Co.	1,409,339	0.1
5,932 (2)	Weis Markets, Inc.	306,447	0.0
13,642 (1)	Whole Earth Brands, Inc.	197,809	0.0
		37,986,135	3.1

	Energy: 4.2%
9,213 (1)(2)	Aemetis, Inc.	102,909	0.0
28,100 (1)	Alto Ingredients, Inc.	171,691	0.0
1,251	Altus Midstream Co.	84,455	0.0
112,471 (1)	Antero Resources Corp.	1,690,439	0.1
6,307 (1)	Arch Resources, Inc.	359,373	0.0
52,486	Archrock, Inc.	467,650	0.1
8,651 (1)	Aspen Aerogels, Inc.	258,838	0.0
28,613	Berry Corp.	192,279	0.0
12,075	Bonanza Creek Energy, Inc.	568,370	0.1
17,535	Brigham Minerals, Inc.	373,320	0.0
20,836	Cactus, Inc.	765,098	0.1
32,810 (1)(2)	California Resources Corp.	988,893	0.1
15,743 (1)(2)	Callon Petroleum Co.	908,214	0.1
71,062 (1)(2)	Centennial Resource Development, Inc./DE	481,800	0.1
3,758 (1)(2)	Centrus Energy Corp.	95,378	0.0
78,815 (1)	ChampionX Corp.	2,021,605	0.2
38,112	Chesapeake Energy Corp.	1,978,775	0.2
54,511 (1)(2)	Clean Energy Fuels Corp.	553,287	0.1
87,832 (1)	CNX Resources Corp.	1,199,785	0.1
35,358 (1)	Comstock Resources, Inc.	235,838	0.0
13,383 (1)	CONSOL Energy, Inc.	247,184	0.0
58,285 (1)(2)	Contango Oil & Gas Co.	251,791	0.0
12,308 (2)	CVR Energy, Inc.	221,052	0.0
27,157	Delek US Holdings, Inc.	587,143	0.1
19,702 (1)	Denbury, Inc.	1,512,720	0.1
55,062	DHT Holdings, Inc.	357,352	0.0
12,437 (1)	Diamond S Shipping, Inc.	123,873	0.0
7,282 (1)(2)	DMC Global, Inc.	409,321	0.0
13,690 (1)	Dorian L.P.G Ltd.	193,303	0.0
14,528 (1)	Dril-Quip, Inc.	491,482	0.1
9,921 (1)	Earthstone Energy, Inc.	109,826	0.0
54,742 (1)(2)	Energy Fuels, Inc./Canada	331,189	0.0
159,213	Equitrans Midstream Corp.	1,354,903	0.1
5,865 (1)	Extraction Oil & Gas, Inc.	322,047	0.0
17,405	Falcon Minerals Corp.	88,417	0.0
66,394 (1)	Frank’s International N.V.	201,174	0.0
48,825 (2)	Frontline Ltd./Bermuda	439,425	0.0
3,510 (1)	FTS International, Inc.	99,298	0.0
76,912 (1)(2)	Gevo, Inc.	559,150	0.1
41,214 (1)	Golar LNG Ltd.	546,086	0.1
16,624 (1)(2)	Green Plains, Inc.	558,899	0.1
59,283 (1)(2)	Helix Energy Solutions Group, Inc.	338,506	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
40,443	Helmerich & Payne, Inc.	$1,319,655	0.1
10,564	International Seaways, Inc.	202,618	0.0
162,955 (1)	Kosmos Energy Ltd.	563,824	0.1
4,917 (1)	Laredo Petroleum, Inc.	456,248	0.0
33,351 (1)	Liberty Oilfield Services, Inc.	472,250	0.1
53,845 (1)(2)	Magnolia Oil & Gas Corp.	841,597	0.1
44,241	Matador Resources Co.	1,593,118	0.1
24,235 (1)(2)	Meta Materials, Inc.	181,520	0.0
57,082	Murphy Oil Corp.	1,328,869	0.1
2,862 (1)	Nabors Industries Ltd.	326,955	0.0
11,471 (1)	National Energy Services Reunited Corp.	163,462	0.0
36,924 (1)	Newpark Resources, Inc.	127,757	0.0
67,375 (1)	NexTier Oilfield Solutions, Inc.	320,705	0.0
62,152 (2)	Nordic American Tankers Ltd.	203,859	0.0
18,858	Northern Oil and Gas, Inc.	391,681	0.0
7,799	Oasis Petroleum, Inc.	784,189	0.1
40,864 (1)	Oceaneering International, Inc.	636,253	0.1
24,385 (1)	Oil States International, Inc.	191,422	0.0
103,954	Ovintiv, Inc.	3,271,432	0.3
17,294 (1)	Par Pacific Holdings, Inc.	290,885	0.0
75,601	Patterson-UTI Energy, Inc.	751,474	0.1
38,757 (1)(2)	PBF Energy, Inc.	592,982	0.1
39,685	PDC Energy, Inc.	1,817,176	0.2
27,026 (1)(2)	Peabody Energy Corp.	214,316	0.0
6,530 (1)	Penn Virginia Corp.	154,173	0.0
32,488 (1)	ProPetro Holding Corp.	297,590	0.0
94,091 (1)	Range Resources Corp.	1,576,965	0.1
17,716 (1)	Renewable Energy Group, Inc.	1,104,415	0.1
2,321 (1)	REX American Resources Corp.	209,308	0.0
903	Riley Exploration Permian, Inc.	26,169	0.0
27,535 (1)	RPC, Inc.	136,298	0.0
19,850 (2)	Scorpio Tankers, Inc.	437,693	0.0
25,345 (1)	Select Energy Services, Inc.	153,084	0.0
39,417 (2)	SFL Corp. Ltd.	301,540	0.0
46,408	SM Energy Co.	1,143,029	0.1
11,545	Solaris Oilfield Infrastructure, Inc.	112,448	0.0
266,888 (1)	Southwestern Energy Co.	1,513,255	0.1
14,275 (1)	Talos Energy, Inc.	223,261	0.0
27,909 (1)	Teekay Corp.	103,822	0.0
8,947 (1)(2)	Teekay Tankers Ltd.	129,016	0.0
124,997 (1)(2)	Tellurian, Inc.	581,236	0.1
48,556 (1)	Tetra Technologies, Inc.	210,733	0.0
16,552 (1)	Tidewater, Inc.	199,452	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
83,672 (1)(2)	Uranium Energy Corp.	$222,568	0.0
71,859 (1)	Ur-Energy, Inc.	100,603	0.0
30,243 (1)	US Silica Holdings, Inc.	349,609	0.0
7,665 (1)	Vine Energy, Inc.	119,497	0.0
39,709 (1)	W&T Offshore, Inc.	192,589	0.0
15,411 (1)	Whiting Petroleum Corp.	840,670	0.1
25,096	World Fuel Services Corp.	796,296	0.1
		51,121,704	4.2

	Financials: 14.4%
6,996	1st Source Corp.	325,034	0.0
6,254	Alerus Financial Corp.	181,429	0.0
8,297	Allegiance Bancshares, Inc.	318,937	0.0
6,608	Altabancorp	286,192	0.0
3,384	A-Mark Precious Metals, Inc.	157,356	0.0
19,039 (1)	Ambac Financial Group, Inc.	298,151	0.0
9,307 (1)	Amerant Bancorp, Inc.	198,984	0.0
34,124	American Equity Investment Life Holding Co.	1,102,888	0.1
4,857	American National Bankshares, Inc.	151,004	0.0
2,646	American National Group, Inc.	393,063	0.0
26,712	Ameris Bancorp.	1,352,429	0.1
8,039	Amerisafe, Inc.	479,848	0.0
58,554	Apollo Commercial Real Estate Finance, Inc.	933,936	0.1
48,402 (2)	Arbor Realty Trust, Inc.	862,524	0.1
13,533	Ares Commercial Real Estate Corp.	198,800	0.0
13,184	Argo Group International Holdings Ltd.	683,327	0.1
26,661	ARMOUR Residential REIT, Inc.	304,469	0.0
5,837	Arrow Financial Corp.	209,840	0.0
22,961	Artisan Partners Asset Management, Inc.	1,166,878	0.1
6,641 (1)	AssetMark Financial Holdings, Inc.	166,423	0.0
49,017	Associated Banc-Corp.	1,003,868	0.1
8,366 (1)	Atlantic Capital Bancshares, Inc.	212,998	0.0
32,099	Atlantic Union Bankshares Corp.	1,162,626	0.1
2,068 (1)	Atlanticus Holdings Corp.	82,100	0.0
23,072 (1)	Axos Financial, Inc.	1,070,310	0.1
8,037	B. Riley Financial, Inc.	606,793	0.1
18,443	Banc of California, Inc.	323,490	0.0
7,444	Bancfirst Corp.	464,729	0.0
13,607	Banco Latinoamericano de Comercio Exterior SA	209,140	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
21,242 (1)	Bancorp, Inc.	$488,778	0.1
40,267	BancorpSouth Bank	1,140,764	0.1
2,835 (2)	Bank First Corp.	197,798	0.0
5,776	Bank of Marin Bancorp	184,254	0.0
20,756	Bank of NT Butterfield & Son Ltd.	735,800	0.1
36,843	BankUnited, Inc.	1,572,828	0.1
14,166	Banner Corp.	767,939	0.1
6,774	Bar Harbor Bankshares	193,872	0.0
18,988	Berkshire Hills Bancorp, Inc.	520,461	0.1
127,175	BGC Partners, Inc.	721,082	0.1
56,980 (2)	Blackstone Mortgage Trust, Inc.	1,817,092	0.2
20,018 (1)	Blucora, Inc.	346,512	0.0
33,102	Boston Private Financial Holdings, Inc.	488,254	0.0
9,934 (1)	Bridgewater Bancshares, Inc.	160,434	0.0
23,224	Brightsphere Investment Group, Inc.	544,138	0.1
35,205 (2)	BrightSpire Capital, Inc.	330,927	0.0
53,757	Broadmark Realty Capital, Inc.	569,287	0.1
32,869	Brookline Bancorp, Inc.	491,392	0.1
17,428 (1)	BRP Group, Inc.	464,456	0.0
8,360	Bryn Mawr Bank Corp.	352,708	0.0
8,122	Business First Bancshares, Inc.	186,400	0.0
10,561	Byline Bancorp, Inc.	238,995	0.0
49,134	Cadence BanCorp	1,025,918	0.1
2,698	Cambridge Bancorp	223,907	0.0
6,411	Camden National Corp.	306,189	0.0
34,776 (1)	Cannae Holdings, Inc.	1,179,254	0.1
6,455	Capital City Bank Group, Inc.	166,474	0.0
55,029	Capitol Federal Financial, Inc.	648,242	0.1
6,864	Capstar Financial Holdings, Inc.	140,712	0.0
40,279	Capstead Mortgage Corp.	247,313	0.0
9,658 (1)	Carter Bankshares, Inc.	120,822	0.0
31,303	Cathay General Bancorp.	1,232,086	0.1
7,780	CBTX, Inc.	212,472	0.0
11,644	Central Pacific Financial Corp.	303,443	0.0
1,224	Century Bancorp, Inc./MA	139,536	0.0
83,237 (2)	Chimera Investment Corp.	1,253,549	0.1
39,004	CIT Group, Inc.	2,012,216	0.2
6,113	Citizens & Northern Corp.	149,768	0.0
23,882 (1)(2)	Citizens, Inc.	126,336	0.0
6,451	City Holding Co.	485,373	0.0
7,031	Civista Bancshares, Inc.	155,385	0.0
6,792	CNB Financial Corp.	154,993	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
53,338	CNO Financial Group, Inc.	$1,259,844	0.1
4,048 (1)	Coastal Financial Corp./WA	115,611	0.0
9,881	Cohen & Steers, Inc.	811,131	0.1
28,918	Columbia Banking System, Inc.	1,115,078	0.1
19,774 (1)(2)	Columbia Financial, Inc.	340,508	0.0
21,302	Community Bank System, Inc.	1,611,496	0.1
6,662	Community Trust Bancorp, Inc.	269,012	0.0
15,812	ConnectOne Bancorp, Inc.	413,800	0.0
10,651 (2)	Cowen, Inc.	437,224	0.0
20,287 (1)	CrossFirst Bankshares, Inc.	278,946	0.0
7,257	Curo Group Holdings Corp.	123,369	0.0
11,775	Customers Bancorp, Inc.	459,107	0.0
52,518	CVB Financial Corp.	1,081,346	0.1
1,241	Diamond Hill Investment Group, Inc.	207,632	0.0
14,862	Dime Community Bancshares, Inc.	499,660	0.1
11,758 (1)	Donnelley Financial Solutions, Inc.	388,014	0.0
9,027	Dynex Capital, Inc.	168,444	0.0
13,164	Eagle Bancorp, Inc.	738,237	0.1
67,232	Eastern Bankshares, Inc.	1,382,962	0.1
9,843 (1)	eHealth, Inc.	574,831	0.1
17,231	Ellington Financial, Inc.	329,974	0.0
12,089	Employers Holdings, Inc.	517,409	0.1
12,516 (1)(2)	Encore Capital Group, Inc.	593,133	0.1
14,215 (1)	Enova International, Inc.	486,295	0.0
5,098 (1)	Enstar Group Ltd.	1,218,014	0.1
9,906	Enterprise Financial Services Corp.	459,539	0.0
6,157 (1)	Equity Bancshares, Inc.	187,727	0.0
43,557	Essent Group Ltd.	1,957,887	0.2
22,146 (1)(2)	Ezcorp, Inc.	133,540	0.0
11,398	Farmers National Banc Corp.	176,783	0.0
13,108	FB Financial Corp.	489,191	0.1
3,847	Federal Agricultural Mortgage Corp.	380,468	0.0
37,440	Federated Hermes, Inc.	1,269,590	0.1
1,795	Fidelity D&D Bancorp, Inc.	97,109	0.0
6,977	Financial Institutions, Inc.	209,310	0.0
4,698	First Bancorp, Inc./The	138,356	0.0
86,375	First BanCorp. Puerto Rico	1,029,590	0.1
11,888	First BanCorp. Southern Pines NC	486,338	0.0
8,942	First Bancshares, Inc./The	334,699	0.0
7,667	First Bank/Hamilton NJ	103,811	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
21,252	First Busey Corp.	$524,074	0.1
4,719	First Choice Bancorp	143,694	0.0
40,026	First Commonwealth Financial Corp.	563,166	0.1
7,551	First Community Bancshares, Inc.	225,397	0.0
39,587	First Financial Bancorp.	935,441	0.1
51,162 (2)	First Financial Bankshares, Inc.	2,513,589	0.2
16,484	First Foundation, Inc.	371,055	0.0
4,102	First Internet Bancorp	127,080	0.0
16,790	First Interstate Bancsystem, Inc.	702,326	0.1
22,485	First Merchants Corp.	936,950	0.1
6,248	First Mid Bancshares, Inc.	253,106	0.0
46,611	First Midwest Bancorp., Inc.	924,296	0.1
10,252	First of Long Island Corp.	217,650	0.0
16,107	FirstCash, Inc.	1,231,219	0.1
19,865	Flagstar Bancorp, Inc.	839,694	0.1
12,493	Flushing Financial Corp.	267,725	0.0
16,422 (1)	Focus Financial Partners, Inc.	796,467	0.1
64,835	Fulton Financial Corp.	1,023,096	0.1
11,980	GCM Grosvenor, Inc.	124,832	0.0
201,569 (1)	Genworth Financial, Inc.	786,119	0.1
10,382	German American Bancorp, Inc.	386,210	0.0
37,813	Glacier Bancorp., Inc.	2,082,740	0.2
6,946	Goosehead Insurance, Inc.	884,226	0.1
22,704	Granite Point Mortgage Trust, Inc.	334,884	0.0
9,891	Great Ajax Corp.	128,385	0.0
4,698	Great Southern Bancorp., Inc.	253,222	0.0
22,132	Great Western Bancorp, Inc.	725,708	0.1
21,096 (1)	Green Dot Corp.	988,348	0.1
5,722	Greenhill & Co., Inc.	89,034	0.0
13,138	Hamilton Lane, Inc.	1,197,135	0.1
34,680	Hancock Whitney Corp.	1,541,179	0.1
12,866	Hanmi Financial Corp.	245,226	0.0
30,213 (2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,696,460	0.1
22,634	HarborOne Bancorp, Inc.	324,572	0.0
3,281 (2)	Hawthorn Bancshares, Inc.	75,238	0.0
2,563 (2)	HCI Group, Inc.	254,839	0.0
14,330	Heartland Financial USA, Inc.	673,367	0.1
24,636	Heritage Commerce Corp.	274,199	0.0
15,437	Heritage Financial Corp.	386,234	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
25,989	Hilltop Holdings, Inc.	$946,000	0.1
661	Hingham Institution for Savings	192,020	0.0
3,532	Home Bancorp, Inc.	134,605	0.0
60,838	Home Bancshares, Inc./Conway AR	1,501,482	0.1
9,016	HomeStreet, Inc.	367,312	0.0
6,874	HomeTrust Bancshares, Inc.	191,785	0.0
47,936	Hope Bancorp, Inc.	679,732	0.1
17,261	Horace Mann Educators Corp.	645,907	0.1
18,042	Horizon Bancorp, Inc.	314,472	0.0
20,601	Houlihan Lokey, Inc.	1,684,956	0.1
13,205	Independent Bank Corp.	996,977	0.1
15,224	Independent Bank Group, Inc.	1,126,272	0.1
21,964	International Bancshares Corp.	943,134	0.1
93,196 (2)	Invesco Mortgage Capital, Inc.	363,464	0.0
91,123	Investors Bancorp, Inc.	1,299,414	0.1
12,920	James River Group Holdings Ltd.	484,758	0.0
32,108	Kearny Financial Corp./ MD	383,691	0.0
8,581	Kinsale Capital Group, Inc.	1,413,891	0.1
12,510 (2)	KKR Real Estate Finance Trust, Inc.	270,591	0.0
43,933	Ladder Capital Corp.	506,987	0.1
21,142	Lakeland Bancorp, Inc.	369,562	0.0
10,141	Lakeland Financial Corp.	625,091	0.1
37,507 (1)	LendingClub Corp.	680,002	0.1
4,485 (1)	LendingTree, Inc.	950,282	0.1
12,062	Live Oak Bancshares, Inc.	711,658	0.1
27,153 (1)	Maiden Holdings Ltd.	91,506	0.0
21,518 (1)(2)	MBIA, Inc.	236,698	0.0
6,923	Mercantile Bank Corp.	209,075	0.0
3,745	Merchants Bancorp/IN	146,954	0.0
19,765	Meridian Bancorp, Inc.	404,392	0.0
12,946	Meta Financial Group, Inc.	655,456	0.1
7,844	Metrocity Bankshares, Inc.	137,348	0.0
14,396 (1)(2)	MetroMile, Inc.	131,723	0.0
2,883 (1)	Metropolitan Bank Holding Corp.	173,614	0.0
186,249	MFA Financial, Inc.	854,883	0.1
9,245	Midland States Bancorp, Inc.	242,866	0.0
6,574	MidWestOne Financial Group, Inc.	189,134	0.0
22,496	Moelis & Co.	1,279,797	0.1
28,441 (1)	Mr Cooper Group, Inc.	940,259	0.1
4,081	MVB Financial Corp.	174,095	0.0
12,339	National Bank Holdings Corp.	465,674	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
1,081	National Western Life Group, Inc.	$242,566	0.0
69,548	Navient Corp.	1,344,363	0.1
17,890	NBT Bancorp., Inc.	643,503	0.1
6,961	Nelnet, Inc.	523,676	0.1
155,291	New York Mortgage Trust, Inc.	694,151	0.1
3,904 (1)	Nicolet Bankshares, Inc.	274,607	0.0
34,128 (1)	NMI Holdings, Inc.	767,197	0.1
20,527	Northfield Bancorp, Inc.	336,643	0.0
49,035	Northwest Bancshares, Inc.	668,837	0.1
24,857	OceanFirst Financial Corp.	518,020	0.1
3,209 (1)	Ocwen Financial Corp.	99,415	0.0
21,287	OFG Bancorp	470,868	0.0
65,919	Old National Bancorp.	1,160,834	0.1
13,429	Old Second Bancorp, Inc.	166,520	0.0
40,435 (1)	Open Lending Corp.	1,742,344	0.2
8,504 (1)	Oportun Financial Corp.	170,335	0.0
3,953	Oppenheimer Holdings, Inc.	200,971	0.0
9,209	Origin Bancorp, Inc.	391,014	0.0
33,255	Pacific Premier Bancorp, Inc.	1,406,354	0.1
9,569 (1)	Palomar Holdings, Inc.	722,077	0.1
5,963 (2)	Park National Corp.	700,175	0.1
8,170	Peapack-Gladstone Financial Corp.	253,842	0.0
14,131	PennyMac Financial Services, Inc.	872,165	0.1
40,736	Pennymac Mortgage Investment Trust	857,900	0.1
7,721	Peoples Bancorp., Inc.	228,696	0.0
3,130	Peoples Financial Services Corp.	133,338	0.0
7,143	Piper Sandler Cos	925,447	0.1
9,509	PJT Partners, Inc.	678,752	0.1
18,359 (1)	PRA Group, Inc.	706,271	0.1
5,864	Preferred Bank/Los Angeles CA	371,015	0.0
15,571	Premier Financial Corp.	442,372	0.0
8,968	Primis Financial Corp.	136,852	0.0
22,277	ProAssurance Corp.	506,802	0.1
26,599	PROG Holdings, Inc.	1,280,210	0.1
29,669	Provident Financial Services, Inc.	679,123	0.1
6,333	QCR Holdings, Inc.	304,554	0.0
76,064	Radian Group, Inc.	1,692,424	0.1
24,353	Ready Capital Corp.	386,482	0.0
47,008	Redwood Trust, Inc.	567,387	0.1
3,553	Regional Management Corp.	165,357	0.0
6,771	Reliant Bancorp, Inc.	187,760	0.0
22,505 (2)	Renasant Corp.	900,200	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,321	Republic Bancorp., Inc.	$199,328	0.0
16,112	RLI Corp.	1,685,154	0.1
16,415	S&T Bancorp, Inc.	513,789	0.1
6,009	Safety Insurance Group, Inc.	470,385	0.0
19,072	Sandy Spring Bancorp, Inc.	841,647	0.1
7,720	Sculptor Capital Management, Inc.	189,835	0.0
21,452	Seacoast Banking Corp. of Florida	732,586	0.1
23,917	Selective Insurance Group	1,940,865	0.2
53,638 (1)	Selectquote, Inc.	1,033,068	0.1
19,997	ServisFirst Bancshares, Inc.	1,359,396	0.1
6,544	Sierra Bancorp.	166,545	0.0
8,987 (1)	Silvergate Capital Corp.	1,018,407	0.1
43,728 (2)	Simmons First National Corp.	1,282,980	0.1
34,316 (1)	SiriusPoint Ltd.	345,562	0.0
6,618	SmartFinancial, Inc.	158,898	0.0
27,932	South State Corp.	2,283,720	0.2
3,373 (1)	Southern First Bancshares, Inc.	172,563	0.0
3,607	Southern Missouri Bancorp, Inc.	162,171	0.0
13,336	Southside Bancshares, Inc.	509,835	0.1
6,151	Spirit of Texas Bancshares, Inc.	140,489	0.0
7,848	State Auto Financial Corp.	134,358	0.0
14,172	StepStone Group, Inc.	487,517	0.0
10,836	Stewart Information Services Corp.	614,293	0.1
8,577 (2)	Stock Yards Bancorp, Inc.	436,484	0.0
6,842 (1)	StoneX Group, Inc.	415,104	0.0
20,037 (1)	Texas Capital Bancshares, Inc.	1,272,149	0.1
10,397	Tiptree Financial, Inc.	96,692	0.0
6,116	Tompkins Financial Corp.	474,357	0.0
28,028	TowneBank/Portsmouth VA	852,612	0.1
25,527	TPG RE Finance Trust, Inc.	343,338	0.0
6,840 (1)	Trean Insurance Group, Inc.	103,147	0.0
11,182	Trico Bancshares	476,130	0.0
11,603 (1)	Tristate Capital Holdings, Inc.	236,585	0.0
9,302 (1)	Triumph Bancorp, Inc.	690,674	0.1
14,905 (1)	Trupanion, Inc.	1,715,566	0.1
8,307	TrustCo Bank Corp. NY	285,595	0.0
26,291	Trustmark Corp.	809,763	0.1
113,550 (2)	Two Harbors Investment Corp.	858,438	0.1
17,638	UMB Financial Corp.	1,641,392	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
49,636	United Bankshares, Inc.	$1,811,714	0.2
32,143	United Community Banks, Inc./GA	1,028,897	0.1
8,894	United Fire Group, Inc.	246,631	0.0
11,396	Universal Insurance Holdings, Inc.	158,176	0.0
12,499	Univest Financial Corp.	329,599	0.0
156,588	Valley National Bancorp	2,102,977	0.2
19,564	Veritex Holdings, Inc.	692,761	0.1
2,937	Virtus Investment Partners, Inc.	815,810	0.1
11,675	Walker & Dunlop, Inc.	1,218,637	0.1
28,913	Washington Federal, Inc.	918,855	0.1
7,206	Washington Trust Bancorp, Inc.	370,028	0.0
10,498	Waterstone Financial, Inc.	206,391	0.0
7,095 (1)	Watford Holdings Ltd.	248,254	0.0
26,669	WesBanco, Inc.	950,216	0.1
7,473	West BanCorp, Inc.	207,376	0.0
10,626	Westamerica Bancorp.	616,627	0.1
56,864	WisdomTree Investments, Inc.	352,557	0.0
1,791 (1)(2)	World Acceptance Corp.	286,990	0.0
19,234	WSFS Financial Corp.	896,112	0.1
		176,877,885	14.4

	Health Care: 20.6%
45,416 (1)	1Life Healthcare, Inc.	1,501,453	0.1
3,942 (1)	4D Molecular Therapeutics, Inc.	94,923	0.0
3,626 (1)	89bio, Inc.	67,806	0.0
84,085 (1)	9 Meters Biopharma, Inc.	92,493	0.0
47,003 (1)	Acadia Pharmaceuticals, Inc.	1,146,403	0.1
14,412 (1)	Accelerate Diagnostics, Inc.	116,161	0.0
19,661 (1)	Accolade, Inc.	1,067,789	0.1
39,661 (1)	Accuray, Inc.	179,268	0.0
17,142 (1)	Aclaris Therapeutics, Inc.	301,014	0.0
6,320 (1)(2)	Acutus Medical, Inc.	107,314	0.0
30,878 (1)	AdaptHealth Corp.	846,366	0.1
6,151 (1)	Addus HomeCare Corp.	536,613	0.1
38,536 (1)	Adverum Biotechnologies, Inc.	134,876	0.0
9,075 (1)	Adicet Bio, Inc.	93,382	0.0
19,878 (1)	Aeglea BioTherapeutics, Inc.	138,351	0.0
16,899 (1)	Aerie Pharmaceuticals, Inc.	270,553	0.0
46,429 (1)	Affimed NV	394,647	0.0
77,460 (1)(2)	Agenus, Inc.	425,255	0.1
8,495 (1)	Agiliti, Inc.	185,786	0.0
24,116 (1)	Agios Pharmaceuticals, Inc.	1,329,033	0.1
60,452 (1)(2)	Akebia Therapeutics, Inc.	229,113	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
10,067 (1)(2)	Akero Therapeutics, Inc.	$249,762	0.0
10,088 (1)	Akouos, Inc.	126,604	0.0
6,959 (1)	Albireo Pharma, Inc.	244,818	0.0
19,097 (1)	Aldeyra Therapeutics, Inc.	216,369	0.0
22,788 (1)	Alector, Inc.	474,674	0.1
10,111 (1)(2)	Alignment Healthcare, Inc.	236,294	0.0
7,528 (1)(2)	Aligos Therapeutics, Inc.	153,458	0.0
62,166 (1)	Alkermes PLC	1,524,310	0.1
13,579 (1)(2)	Allakos, Inc.	1,159,239	0.1
26,591 (1)	Allogene Therapeutics, Inc.	693,493	0.1
12,134 (1)(2)	Allovir, Inc.	239,525	0.0
56,291 (1)	Allscripts Healthcare Solutions, Inc.	1,041,946	0.1
26,483 (1)	Alphatec Holdings, Inc.	405,720	0.0
12,793 (1)	Altimmune, Inc.	126,011	0.0
7,146 (1)	ALX Oncology Holdings, Inc.	390,743	0.0
76,602 (1)	American Well Corp.	963,653	0.1
105,778 (1)	Amicus Therapeutics, Inc.	1,019,700	0.1
18,801 (1)	AMN Healthcare Services, Inc.	1,823,321	0.2
40,231 (1)	Amneal Pharmaceuticals, Inc.	205,983	0.0
15,625 (1)	Amphastar Pharmaceuticals, Inc.	315,000	0.0
76,661 (1)	Ampio Pharmaceuticals, Inc.	128,024	0.0
8,413 (1)	AnaptysBio, Inc.	218,149	0.0
24,441 (1)(2)	Anavex Life Sciences Corp.	558,721	0.1
14,951 (1)	Angiodynamics, Inc.	405,621	0.0
3,991 (1)	ANI Pharmaceuticals, Inc.	139,885	0.0
5,685 (1)	Anika Therapeutics, Inc.	246,104	0.0
12,330 (1)	Annexon, Inc.	277,548	0.0
68,627 (1)	Antares Pharma, Inc.	299,214	0.0
25,481 (1)	Apellis Pharmaceuticals, Inc.	1,610,399	0.1
14,163 (1)	Apollo Medical Holdings, Inc.	889,578	0.1
9,699 (1)(2)	Applied Molecular Transport, Inc.	443,632	0.1
7,118 (1)	Applied Therapeutics, Inc.	147,912	0.0
2,798 (1)	Apria, Inc.	78,344	0.0
14,257 (1)	Apyx Medical Corp.	146,990	0.0
21,257 (1)	AquaBounty Technologies, Inc.	113,938	0.0
31,842 (1)	Arbutus Biopharma Corp.	96,481	0.0
8,301 (1)(2)	Arcturus Therapeutics Holdings, Inc.	280,906	0.0
17,930 (1)	Arcus Biosciences, Inc.	492,358	0.1
10,779 (1)	Arcutis Biotherapeutics, Inc.	294,159	0.0
32,883 (1)	Ardelyx, Inc.	249,253	0.0
23,873 (1)	Arena Pharmaceuticals, Inc.	1,628,139	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
40,189 (1)	Arrowhead Pharmaceuticals, Inc.	$3,328,453	0.3
17,146 (1)	Arvinas, Inc.	1,320,242	0.1
92,734 (1)(2)	Asensus Surgical, Inc.	293,967	0.0
30,982 (1)(2)	Aspira Women’s Health, Inc.	174,119	0.0
33,080 (1)	Atara Biotherapeutics, Inc.	514,394	0.1
25,474 (1)(2)	Atea Pharmaceuticals, Inc.	547,182	0.1
34,253 (1)(2)	Athenex, Inc.	158,249	0.0
76,447 (1)(2)	Athersys, Inc.	110,084	0.0
12,372 (1)(2)	Athira Pharma, Inc.	126,689	0.0
46,138 (1)	Atossa Therapeutics, Inc.	291,592	0.0
12,136 (1)(2)	Atreca, Inc.	103,399	0.0
17,952 (1)	AtriCure, Inc.	1,424,132	0.1
595	Atrion Corp.	369,453	0.0
19,215 (1)	Avanos Medical, Inc.	698,850	0.1
13,823 (1)	Aveanna Healthcare Holdings, Inc.	170,991	0.0
24,198 (1)	Avid Bioservices, Inc.	620,679	0.1
12,756 (1)(2)	Avidity Biosciences, Inc.	315,201	0.0
9,452 (1)(2)	Avita Medical, Inc.	193,955	0.0
14,978 (1)	Avrobio, Inc.	133,154	0.0
15,164 (1)	AxoGen, Inc.	327,694	0.0
16,164 (1)	Axonics, Inc.	1,024,959	0.1
11,302 (1)	Axsome Therapeutics, Inc.	762,433	0.1
18,484 (1)(2)	Beam Therapeutics, Inc.	2,379,076	0.2
18,749 (1)	Berkeley Lights, Inc.	840,143	0.1
9,286 (1)(2)	Beyondspring, Inc.	96,946	0.0
4,791 (1)	BioAtla, Inc.	203,043	0.0
70,669 (1)	BioCryst Pharmaceuticals, Inc.	1,117,277	0.1
39,915 (1)	BioDelivery Sciences International, Inc.	142,896	0.0
5,768 (1)	Biodesix, Inc.	76,195	0.0
21,266 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,064,503	0.2
9,585 (1)	BioLife Solutions, Inc.	426,628	0.1
110,985 (1)	Bionano Genomics, Inc.	813,520	0.1
5,939 (1)(2)	Bioxcel Therapeutics, Inc.	172,587	0.0
8,665 (1)	Black Diamond Therapeutics, Inc.	105,626	0.0
26,520 (1)	Bluebird Bio, Inc.	848,110	0.1
22,835 (1)	Blueprint Medicines Corp.	2,008,567	0.2
5,051 (1)	Bolt Biotherapeutics, Inc.	78,088	0.0
42,379 (1)(2)	Bridgebio Pharma, Inc.	2,583,424	0.2
74,389 (1)	Brookdale Senior Living, Inc.	587,673	0.1
9,415 (1)	Brooklyn ImmunoTherapeutics, Inc.	169,564	0.0
12,422 (1)(2)	Butterfly Network, Inc.	179,871	0.0
13,560 (1)(2)	C4 Therapeutics, Inc.	513,110	0.1
16,796 (1)	Cara Therapeutics, Inc.	239,679	0.0
14,472 (1)	Cardiff Oncology, Inc.	96,239	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
16,258 (1)	Cardiovascular Systems, Inc.	$693,404	0.1
19,904 (1)	CareDx, Inc.	1,821,614	0.2
15,084 (1)(2)	Cassava Sciences, Inc.	1,288,777	0.1
8,320 (1)	Castle Biosciences, Inc.	610,106	0.1
49,024 (1)	Castlight Health, Inc.	128,933	0.0
39,686 (1)(2)	Catalyst Pharmaceuticals, Inc.	228,194	0.0
3,303 (1)	Celcuity, Inc.	79,272	0.0
15,441 (1)	Celldex Therapeutics, Inc.	516,347	0.1
14,522 (1)(2)	CEL-SCI Corp.	126,051	0.0
21,854 (1)(2)	Cerecor, Inc.	71,463	0.0
14,022 (1)(2)	Cerevel Therapeutics Holdings, Inc.	359,244	0.0
68,570 (1)(2)	Cerus Corp.	405,249	0.0
20,645 (1)	ChemoCentryx, Inc.	276,437	0.0
29,029 (1)	Chimerix, Inc.	232,232	0.0
12,445 (1)	Chinook Therapeutics, Inc.	175,723	0.0
18,995 (1)	ChromaDex Corp.	187,291	0.0
45,304 (1)(2)	Citius Pharmaceuticals, Inc.	157,658	0.0
7,563 (1)	ClearPoint Neuro, Inc.	144,378	0.0
9,593 (1)	Clene, Inc.	107,825	0.0
39,594 (1)(2)	Clovis Oncology, Inc.	229,645	0.0
23,628 (1)(2)	Codexis, Inc.	535,410	0.1
6,327 (1)	Codiak Biosciences, Inc.	117,239	0.0
14,956 (1)	Cogent Biosciences, Inc.	121,293	0.0
24,280 (1)(2)	Coherus Biosciences, Inc.	335,792	0.0
14,259 (1)	Collegium Pharmaceutical, Inc.	337,083	0.0
48,879 (1)	Community Health Systems, Inc.	754,692	0.1
5,381	Computer Programs & Systems, Inc.	178,811	0.0
11,069 (2)	Conmed Corp.	1,521,213	0.1
14,107 (1)	Constellation Pharmaceuticals, Inc.	476,817	0.1
39,502 (1)	Corcept Therapeutics, Inc.	869,044	0.1
15,679 (1)(2)	CorMedix, Inc.	107,558	0.0
7,915 (1)(2)	Cortexyme, Inc.	419,495	0.0
3,623 (1)	Corvel Corp.	486,569	0.1
41,336 (1)	Covetrus, Inc.	1,116,072	0.1
14,112 (1)	Crinetics Pharmaceuticals, Inc.	266,011	0.0
14,636 (1)	Cross Country Healthcare, Inc.	241,640	0.0
15,660 (1)	CryoLife, Inc.	444,744	0.1
16,160 (1)(2)	CryoPort, Inc.	1,019,696	0.1
12,325 (1)	Cue Biopharma, Inc.	143,586	0.0
5,466 (1)(2)	Cullinan Oncology, Inc.	140,749	0.0
34,188 (1)	Curis, Inc.	275,897	0.0
7,063 (1)	Cutera, Inc.	346,299	0.0
30,810 (1)(2)	Cymabay Therapeutics, Inc.	134,332	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
27,315 (1)(2)	Cytokinetics, Inc.	$540,564	0.1
25,809 (1)	CytomX Therapeutics, Inc.	163,371	0.0
17,229 (1)(2)	CytoSorbents Corp.	130,079	0.0
5,441 (1)(2)	DarioHealth Corp.	116,220	0.0
16,014 (1)	Deciphera Pharmaceuticals, Inc.	586,273	0.1
35,765 (1)	Denali Therapeutics, Inc.	2,805,407	0.2
9,362 (1)(2)	DermTech, Inc.	389,178	0.0
5,252 (1)	Design Therapeutics, Inc.	104,462	0.0
27,230 (1)	Dicerna Pharmaceuticals, Inc.	1,016,224	0.1
92,575 (1)	Durect Corp.	150,897	0.0
43,500 (1)(2)	Dynavax Technologies Corp.	428,475	0.1
11,699 (1)	Dyne Therapeutics, Inc.	246,147	0.0
4,285 (1)	Eagle Pharmaceuticals, Inc./DE	183,398	0.0
7,577 (1)(2)	Eargo, Inc.	302,398	0.0
4,611 (1)	Edgewise Therapeutics, Inc.	98,353	0.0
27,130 (1)(2)	Editas Medicine, Inc.	1,536,643	0.1
13,875 (1)	Eiger BioPharmaceuticals, Inc.	118,215	0.0
19,131 (1)	Emergent Biosolutions, Inc.	1,205,062	0.1
8,010 (1)	Enanta Pharmaceuticals, Inc.	352,520	0.0
93,512 (1)	Endo International PLC	437,636	0.1
20,950	Ensign Group, Inc.	1,815,736	0.2
37,172 (1)	Epizyme, Inc.	308,899	0.0
10,593 (1)(2)	Esperion Therapeutics, Inc.	224,042	0.0
12,125 (1)(2)	Evelo Biosciences, Inc.	166,597	0.0
31,005 (1)	Evolent Health, Inc.	654,826	0.1
12,955 (1)(2)	Evolus, Inc.	163,881	0.0
8,765 (1)	EyePoint Pharmaceuticals, Inc.	78,797	0.0
31,486 (1)	Fate Therapeutics, Inc.	2,732,670	0.2
34,664 (1)	FibroGen, Inc.	923,102	0.1
19,696 (1)(2)	Flexion Therapeutics, Inc.	162,098	0.0
30,711 (1)(2)	Fluidigm Corp.	189,180	0.0
8,145 (1)(2)	Foghorn Therapeutics, Inc.	86,907	0.0
7,851 (1)	Forian, Inc.	98,687	0.0
12,775 (1)	Forma Therapeutics Holdings, Inc.	317,970	0.0
4,539 (1)	Forte Biosciences, Inc.	152,601	0.0
27,040 (1)	Fortress Biotech, Inc.	96,533	0.0
12,914 (1)(2)	Frequency Therapeutics, Inc.	128,623	0.0
9,026 (1)(2)	Fulcrum Therapeutics, Inc.	94,592	0.0
8,009 (1)	Fulgent Genetics, Inc.	738,670	0.1
15,229 (1)(2)	G1 Therapeutics, Inc.	334,124	0.0
17,258 (1)(2)	Generation Bio Co.	464,240	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
119,573 (1)	Geron Corp.	$168,598	0.0
17,520 (1)(2)	Glaukos Corp.	1,486,222	0.1
23,434 (1)	Global Blood Therapeutics, Inc.	820,659	0.1
23,327 (1)(2)	Gossamer Bio, Inc.	189,415	0.0
2,160 (1)	Greenwich Lifesciences, Inc.	97,070	0.0
16,274 (1)(2)	Gritstone bio, Inc.	148,582	0.0
9,522 (1)	GT Biopharma, Inc.	147,591	0.0
19,541 (1)	Haemonetics Corp.	1,302,212	0.1
54,753 (1)	Halozyme Therapeutics, Inc.	2,486,334	0.2
15,379 (1)	Hanger, Inc.	388,781	0.0
8,861 (1)	Harmony Biosciences Holdings, Inc.	250,146	0.0
7,629 (1)	Harpoon Therapeutics, Inc.	105,814	0.0
16,697 (1)	Harvard Bioscience, Inc.	139,086	0.0
17,288 (1)(2)	Health Catalyst, Inc.	959,657	0.1
32,383 (1)	HealthEquity, Inc.	2,606,184	0.2
10,823 (1)	HealthStream, Inc.	302,395	0.0
36,277 (1)(2)	Heron Therapeutics, Inc.	563,019	0.1
3,678 (1)(2)	Heska Corp.	844,947	0.1
17,236 (1)	Homology Medicines, Inc.	125,306	0.0
7,827 (1)	Hookipa Pharma, Inc.	71,695	0.0
17,712 (1)	Humanigen, Inc.	307,835	0.0
85,461 (1)	iBio, Inc.	129,046	0.0
8,595 (1)	iCAD, Inc.	148,779	0.0
11,049 (1)	Ideaya Biosciences, Inc.	231,919	0.0
3,144 (1)	IGM Biosciences, Inc.	261,581	0.0
6,439 (1)	Immunic, Inc.	78,942	0.0
26,471 (1)	ImmunityBio, Inc.	378,006	0.0
79,204 (1)	Immunogen, Inc.	521,954	0.1
15,282 (1)	Immunovant, Inc.	161,531	0.0
13,300 (1)	Inari Medical, Inc.	1,240,624	0.1
35,046 (1)	Infinity Pharmaceuticals, Inc.	104,788	0.0
6,608 (1)	InfuSystem Holdings, Inc.	137,380	0.0
11,154 (1)	Inhibrx, Inc.	306,958	0.0
6,670 (1)	Innovage Holding Corp.	142,138	0.0
26,620 (1)	Innoviva, Inc.	356,974	0.0
7,584 (1)	Inogen, Inc.	494,249	0.1
5,275 (1)	Inotiv, Inc.	140,737	0.0
30,386 (1)	Inovalon Holdings, Inc.	1,035,555	0.1
81,409 (1)(2)	Inovio Pharmaceuticals, Inc.	754,661	0.1
5,800 (1)(2)	Inozyme Pharma, Inc.	98,832	0.0
41,610 (1)	Insmed, Inc.	1,184,221	0.1
10,676 (1)	Inspire Medical Systems, Inc.	2,063,244	0.2
6,800 (1)	Instil Bio, Inc.	131,376	0.0
13,226 (1)	Integer Holdings Corp.	1,245,889	0.1
25,099 (1)	Intellia Therapeutics, Inc.	4,063,779	0.3
11,240 (1)(2)	Intercept Pharmaceuticals, Inc.	224,463	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
13,319 (1)	Intersect ENT, Inc.	$227,622	0.0
27,806 (1)(2)	Intra-Cellular Therapies, Inc.	1,135,041	0.1
14,310 (1)	Invacare Corp.	115,482	0.0
78,629 (1)(2)	Invitae Corp.	2,652,156	0.2
11,701 (1)	iRhythm Technologies, Inc.	776,361	0.1
59,859 (1)	Ironwood Pharmaceuticals, Inc.	770,385	0.1
8,291 (1)	iTeos Therapeutics, Inc.	212,664	0.0
35,217 (1)	IVERIC bio, Inc.	222,219	0.0
5,500 (1)	Joint Corp./The	461,560	0.1
13,050 (1)	Jounce Therapeutics, Inc.	88,740	0.0
72,094 (1)	Kadmon Holdings, Inc.	279,004	0.0
19,788 (1)(2)	Kala Pharmaceuticals, Inc.	104,876	0.0
8,359 (1)	Kaleido Biosciences, Inc.	62,191	0.0
8,195 (1)	KalVista Pharmaceuticals, Inc.	196,352	0.0
8,640 (1)	Karuna Therapeutics, Inc.	984,874	0.1
29,239 (1)(2)	Karyopharm Therapeutics, Inc.	301,746	0.0
11,493 (1)	KemPharm, Inc.	147,340	0.0
6,106 (1)	Keros Therapeutics, Inc.	259,322	0.0
15,024 (1)	Kezar Life Sciences, Inc.	81,580	0.0
11,828 (1)	Kiniksa Pharmaceuticals Ltd.	164,764	0.0
5,265 (1)(2)	Kinnate Biopharma, Inc.	122,569	0.0
13,304 (1)(2)	Kodiak Sciences, Inc.	1,237,272	0.1
15,102 (1)(2)	Kronos Bio, Inc.	361,693	0.0
6,881 (1)	Krystal Biotech, Inc.	467,908	0.1
25,829 (1)	Kura Oncology, Inc.	538,535	0.1
11,395 (1)	Kymera Therapeutics, Inc.	552,657	0.1
26,941 (1)	Lantheus Holdings, Inc.	744,649	0.1
6,951	LeMaitre Vascular, Inc.	424,150	0.1
26,907 (1)	Lexicon Pharmaceuticals, Inc.	123,503	0.0
12,129 (1)	LHC Group, Inc.	2,428,954	0.2
5,957 (1)	Ligand Pharmaceuticals, Inc.	781,499	0.1
47,970 (1)	Lineage Cell Therapeutics, Inc.	136,714	0.0
19,584 (1)(2)	LivaNova PLC	1,647,210	0.1
17,766	Luminex Corp.	653,789	0.1
23,179 (1)	MacroGenics, Inc.	622,588	0.1
4,350 (1)(2)	Madrigal Pharmaceuticals, Inc.	423,733	0.0
9,205 (1)	Magellan Health, Inc.	867,111	0.1
12,394 (1)	Magenta Therapeutics, Inc.	121,213	0.0
97,426 (1)(2)	MannKind Corp.	530,972	0.1
14,615 (1)(2)	Marinus Pharmaceuticals, Inc.	262,193	0.0
30,242 (1)	Mednax, Inc.	911,796	0.1
11,275 (1)	Medpace Holdings, Inc.	1,991,503	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
48,032 (1)	MEI Pharma, Inc.	$136,891	0.0
12,084 (1)	MeiraGTx Holdings plc	187,302	0.0
17,685 (1)	Meridian Bioscience, Inc.	392,253	0.0
20,672 (1)	Merit Medical Systems, Inc.	1,336,652	0.1
26,438 (1)	Mersana Therapeutics, Inc.	359,028	0.0
1,966 (2)	Mesa Laboratories, Inc.	533,120	0.1
43,831 (1)	MiMedx Group, Inc.	548,326	0.1
126,479 (1)	Mind Medicine MindMed, Inc.	436,353	0.1
4,994 (1)	Misonix, Inc.	110,767	0.0
4,998 (1)	ModivCare, Inc.	850,010	0.1
14,965 (1)	Molecular Templates, Inc.	117,026	0.0
8,167 (1)	Morphic Holding, Inc.	468,704	0.1
157,014 (1)	Multiplan Corp.	1,494,773	0.1
27,717 (1)	Mustang Bio, Inc.	92,020	0.0
29,771 (1)	Myriad Genetics, Inc.	910,397	0.1
18,162 (1)	NanoString Technologies, Inc.	1,176,716	0.1
5,352	National Healthcare Corp.	374,105	0.0
5,666	National Research Corp.	260,069	0.0
14,102 (1)	Natus Medical, Inc.	366,370	0.0
42,873 (1)	Neogen Corp.	1,973,873	0.2
44,518 (1)	NeoGenomics, Inc.	2,010,878	0.2
14,313 (1)	Neoleukin Therapeutics, Inc.	132,109	0.0
9,824 (1)	Neuronetics, Inc.	157,380	0.0
13,665 (1)	Nevro Corp.	2,265,520	0.2
22,885 (1)	NextGen Healthcare, Inc.	379,662	0.0
12,259 (1)	NGM Biopharmaceuticals, Inc.	241,747	0.0
5,901 (1)(2)	Nkarta, Inc.	187,003	0.0
12,358 (1)	Nurix Therapeutics, Inc.	327,858	0.0
20,649 (1)	NuVasive, Inc.	1,399,589	0.1
14,089 (1)(2)	Nuvation Bio, Inc.	131,169	0.0
72,951 (1)(2)	Ocugen, Inc.	585,797	0.1
29,854 (1)(2)	Ocular Therapeutix, Inc.	423,330	0.0
5,013 (1)(2)	Olema Pharmaceuticals, Inc.	140,264	0.0
24,599 (1)(2)	Omeros Corp.	365,049	0.0
17,158 (1)	Omnicell, Inc.	2,598,579	0.2
30,231 (1)	Oncocyte Corp.	173,526	0.0
8,118 (1)	Oncorus, Inc.	112,028	0.0
17,827 (1)	Oncternal Therapeutics, Inc.	84,678	0.0
3,452 (1)	Ontrak, Inc.	112,121	0.0
158,487 (1)(2)	Opko Health, Inc.	641,872	0.1
6,652 (1)	OptimizeRx Corp.	411,759	0.0
42,805 (1)	Option Care Health, Inc.	936,145	0.1
10,742 (1)	Oramed Pharmaceuticals, Inc.	143,728	0.0
29,547 (1)(2)	OraSure Technologies, Inc.	299,607	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
14,911 (1)	Organogenesis Holdings, Inc.	$247,821	0.0
11,750 (1)	ORIC Pharmaceuticals, Inc.	207,858	0.0
35,679 (1)	Ortho Clinical Diagnostics Holdings PLC	763,887	0.1
7,637 (1)	Orthofix Medical, Inc.	306,320	0.0
5,407 (1)(2)	OrthoPediatrics Corp.	341,614	0.0
36,020 (1)	Outlook Therapeutics, Inc.	89,690	0.0
17,945 (1)	Outset Medical, Inc.	896,891	0.1
28,765	Owens & Minor, Inc.	1,217,622	0.1
4,386 (1)(2)	Oyster Point Pharma, Inc.	75,395	0.0
76,521 (1)	Pacific Biosciences of California, Inc.	2,675,939	0.2
17,546 (1)	Pacira BioSciences, Inc.	1,064,691	0.1
18,876 (1)(2)	Paratek Pharmaceuticals, Inc.	128,734	0.0
14,843 (1)	Passage Bio, Inc.	196,521	0.0
34,038 (2)	Patterson Cos., Inc.	1,034,415	0.1
28,592 (1)	PAVmed, Inc.	182,989	0.0
10,369 (1)	Pennant Group, Inc./The	424,092	0.0
13,941 (1)	Personalis, Inc.	352,707	0.0
10,102 (1)(2)	PetIQ, Inc.	389,937	0.0
7,968 (1)	Phathom Pharmaceuticals, Inc.	269,717	0.0
8,320	Phibro Animal Health Corp.	240,282	0.0
14,637 (1)	Phreesia, Inc.	897,248	0.1
9,905 (1)(2)	Pliant Therapeutics, Inc.	288,434	0.0
10,278 (1)(2)	PMV Pharmaceuticals, Inc.	351,096	0.0
2,397 (1)	Portage Biotech, Inc.	50,241	0.0
13,813 (1)(2)	Poseida Therapeutics, Inc.	138,406	0.0
9,602 (1)	Praxis Precision Medicines, Inc.	175,525	0.0
37,036 (1)(2)	Precigen, Inc.	241,475	0.0
18,881 (1)	Precision BioSciences, Inc.	236,390	0.0
4,198 (1)(2)	Prelude Therapeutics, Inc.	120,189	0.0
20,566 (1)	Prestige Consumer Healthcare, Inc.	1,071,489	0.1
7,418 (1)	Privia Health Group, Inc.	329,137	0.0
24,585 (1)	Progyny, Inc.	1,450,515	0.1
4,494 (1)	Prometheus Biosciences, Inc.	110,373	0.0
16,250 (1)	Protagonist Therapeutics, Inc.	729,300	0.1
13,485 (1)	Prothena Corp. PLC	693,264	0.1
22,225 (1)(2)	Provention Bio, Inc.	187,357	0.0
26,890 (1)	PTC Therapeutics, Inc.	1,136,640	0.1
9,897 (1)	Pulmonx Corp.	436,656	0.1
6,124 (1)	Pulse Biosciences, Inc.	100,434	0.0
12,846 (1)(2)	Puma Biotechnology, Inc.	117,926	0.0
12,104 (1)	Quanterix Corp.	710,021	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
31,440 (1)	Quotient Ltd.	$114,442	0.0
50,710 (1)	R1 RCM, Inc.	1,127,790	0.1
18,603 (1)	Radius Health, Inc.	339,319	0.0
18,044 (1)	RadNet, Inc.	607,902	0.1
7,008 (1)	RAPT Therapeutics, Inc.	222,784	0.0
10,795 (1)	Reata Pharmaceuticals, Inc.	1,527,816	0.1
8,171 (1)	Recursion Pharmaceuticals, Inc.	298,242	0.0
15,692 (1)	REGENXBIO, Inc.	609,634	0.1
22,921 (1)(2)	Relay Therapeutics, Inc.	838,679	0.1
6,211 (1)	Relmada Therapeutics, Inc.	198,814	0.0
10,484 (1)	Replimune Group, Inc.	402,795	0.0
7,084 (1)(2)	Retractable Technologies, Inc.	81,891	0.0
27,418 (1)	Revance Therapeutics, Inc.	812,670	0.1
23,326 (1)(2)	REVOLUTION Medicines, Inc.	740,367	0.1
17,259 (1)	Rhythm Pharmaceuticals, Inc.	337,931	0.0
69,531 (1)(2)	Rigel Pharmaceuticals, Inc.	301,765	0.0
15,399 (1)(2)	Rocket Pharmaceuticals, Inc.	682,022	0.1
17,808 (1)(2)	Rubius Therapeutics, Inc.	434,693	0.1
10,582 (1)	Sana Biotechnology, Inc.	208,042	0.0
47,624 (1)	Sangamo Therapeutics, Inc.	570,059	0.1
11,068 (1)	Scholar Rock Holding Corp.	319,865	0.0
17,674 (1)	Schrodinger, Inc./United States	1,336,331	0.1
12,295 (1)	SeaSpine Holdings Corp.	252,170	0.0
29,436 (1)	Seelos Therapeutics, Inc.	77,711	0.0
6,082 (1)(2)	Seer, Inc.	199,368	0.0
43,941	Select Medical Holdings Corp.	1,856,947	0.2
36,040 (1)	Selecta Biosciences, Inc.	150,647	0.0
164,027 (1)(2)	Senseonics Holdings, Inc.	629,864	0.1
27,336 (1)(2)	Seres Therapeutics, Inc.	651,964	0.1
67,871 (1)(2)	Sesen Bio, Inc.	313,564	0.0
10,578 (1)(2)	Shattuck Labs, Inc.	306,656	0.0
13,258 (1)	Shockwave Medical, Inc.	2,515,440	0.2
11,924 (1)	SI-BONE, Inc.	375,248	0.0
21,746 (1)	Sientra, Inc.	173,098	0.0
21,304 (1)	SIGA Technologies, Inc.	133,789	0.0
13,152 (1)	Silk Road Medical, Inc.	629,455	0.1
5,350 (1)	Silverback Therapeutics, Inc.	165,262	0.0
6,404 (2)	Simulations Plus, Inc.	351,644	0.0
16,281 (1)	SOC Telemed, Inc.	92,639	0.0
24,053 (1)	Solid Biosciences, Inc.	88,034	0.0
3,596 (1)	Soliton, Inc.	80,874	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
107,539 (1)(2)	Sorrento Therapeutics, Inc.	$1,042,053	0.1
61,919 (1)	Spectrum Pharmaceuticals, Inc.	232,196	0.0
10,124 (1)(2)	Spero Therapeutics, Inc.	141,331	0.0
11,413 (1)(2)	SpringWorks Therapeutics, Inc.	940,545	0.1
9,011 (1)	SQZ Biotechnologies Co.	130,209	0.0
18,646 (1)	Staar Surgical Co.	2,843,515	0.2
18,865 (1)	Stereotaxis, Inc.	181,859	0.0
7,473 (1)(2)	Stoke Therapeutics, Inc.	251,541	0.0
12,891 (1)	Summit Therapeutics, Inc.	96,167	0.0
19,745 (1)	Supernus Pharmaceuticals, Inc.	607,949	0.1
12,720 (1)	Surface Oncology, Inc.	94,891	0.0
12,377 (1)	Surgery Partners, Inc.	824,556	0.1
5,529 (1)	SurModics, Inc.	299,948	0.0
16,982 (1)	Sutro Biopharma, Inc.	315,695	0.0
17,797 (1)	Syndax Pharmaceuticals, Inc.	305,574	0.0
22,675 (1)(2)	Syros Pharmaceuticals, Inc.	123,579	0.0
8,754 (1)(2)	Tabula Rasa HealthCare, Inc.	437,700	0.1
7,600 (1)	Tactile Systems Technology, Inc.	395,200	0.0
5,856 (1)(2)	Talis Biomedical Corp.	64,592	0.0
3,248 (1)	Tarsus Pharmaceuticals, Inc.	94,127	0.0
8,950 (1)(2)	Taysha Gene Therapies, Inc.	189,740	0.0
11,611 (1)	TCR2 Therapeutics, Inc.	190,537	0.0
41,920 (1)	Tenet Healthcare Corp.	2,808,221	0.2
3,367 (1)(2)	Terns Pharmaceuticals, Inc.	41,279	0.0
50,144 (1)	TG Therapeutics, Inc.	1,945,086	0.2
140,888 (1)	TherapeuticsMD, Inc.	167,657	0.0
21,001 (1)	Theravance Biopharma, Inc.	304,935	0.0
17,742 (1)(2)	Tivity Health, Inc.	466,792	0.1
129,745 (1)	Tonix Pharmaceuticals Holding Corp.	144,017	0.0
26,882 (1)(2)	Translate Bio, Inc.	740,330	0.1
10,426 (1)	TransMedics Group, Inc.	345,935	0.0
23,007 (1)	Travere Therapeutics, Inc.	335,672	0.0
4,115 (1)	Treace Medical Concepts, Inc.	128,635	0.0
67,259 (1)	Trevena, Inc.	113,668	0.0
38,780 (1)(2)	Trillium Therapeutics, Inc.	376,166	0.0
9,966 (1)	Triple-S Management Corp.	221,943	0.0
17,923 (1)	Turning Point Therapeutics, Inc.	1,398,352	0.1
18,699 (1)	Twist Bioscience Corp.	2,491,642	0.2
8,091 (1)(2)	UroGen Pharma Ltd.	123,550	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
5,217	US Physical Therapy, Inc.	$604,494	0.1
22,168 (1)	Vanda Pharmaceuticals, Inc.	476,834	0.1
8,500 (1)	Vapotherm, Inc.	200,940	0.0
15,843 (1)	Varex Imaging Corp.	424,909	0.1
47,192 (1)(2)	Vaxart, Inc.	353,468	0.0
15,700 (1)(2)	Vaxcyte, Inc.	353,407	0.0
76,427 (1)(2)	VBI Vaccines, Inc.	256,030	0.0
26,843 (1)	Veracyte, Inc.	1,073,183	0.1
70,619 (1)	Verastem, Inc.	287,419	0.0
18,634 (1)(2)	Vericel Corp.	978,285	0.1
5,254 (1)(2)	Verrica Pharmaceuticals, Inc.	59,370	0.0
14,321 (1)(2)	Viemed Healthcare, Inc.	102,395	0.0
53,932 (1)	ViewRay, Inc.	355,951	0.0
28,353 (1)(2)	Viking Therapeutics, Inc.	169,834	0.0
23,734 (1)(2)	Vir Biotechnology, Inc.	1,122,144	0.1
14,355 (1)(2)	Viracta Therapeutics, Inc.	162,786	0.0
76,301 (1)	VistaGen Therapeutics, Inc.	240,348	0.0
13,367 (1)(2)	Vocera Communications, Inc.	532,675	0.1
4,735 (1)	Vor BioPharma, Inc.	88,308	0.0
15,388 (1)	WaVe Life Sciences Ltd.	102,484	0.0
6,191 (1)	XBiotech, Inc.	102,523	0.0
22,884 (1)	Xencor, Inc.	789,269	0.1
2,572 (1)	XOMA Corp.	87,448	0.0
13,702 (1)	Y-mAbs Therapeutics, Inc.	463,128	0.1
13,061 (1)(2)	Zentalis Pharmaceuticals, Inc.	694,845	0.1
87,631 (1)(2)	ZIOPHARM Oncology, Inc.	231,346	0.0
23,306 (1)	Zogenix, Inc.	402,728	0.0
7,649 (1)(2)	Zynex, Inc.	118,789	0.0
		252,803,401	20.6

	Industrials: 13.9%
16,822 (2)	AAON, Inc.	1,052,889	0.1
13,690 (1)	AAR Corp.	530,488	0.0
26,952	ABM Industries, Inc.	1,195,321	0.1
20,966 (1)	Acacia Research Corp.	141,730	0.0
38,561	ACCO Brands Corp.	332,781	0.0
29,356 (2)	Aerojet Rocketdyne Holdings, Inc.	1,417,601	0.1
8,926 (1)	Aerovironment, Inc.	893,939	0.1
26,202 (1)	AgEagle Aerial Systems, Inc.	138,085	0.0
24,507 (1)	Air Transport Services Group, Inc.	569,298	0.1
4,053	Alamo Group, Inc.	618,812	0.1
12,329	Albany International Corp.	1,100,487	0.1
5,610 (1)	Allegiant Travel Co.	1,088,340	0.1
4,852	Allied Motion Technologies, Inc.	167,540	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
6,073 (1)	Alta Equipment Group, Inc.	$80,710	0.0
25,781	Altra Industrial Motion Corp.	1,676,281	0.1
11,906 (1)	Ameresco, Inc.	746,744	0.1
10,907 (1)	American Superconductor Corp.	189,673	0.0
6,863 (1)	American Woodmark Corp.	560,639	0.1
68,945 (1)(3)	API Group Corp.	1,440,261	0.1
10,243	Apogee Enterprises, Inc.	417,197	0.0
15,454	Applied Industrial Technologies, Inc.	1,407,241	0.1
10,103	ArcBest Corp.	587,894	0.1
19,559	Arcosa, Inc.	1,148,896	0.1
6,200	Argan, Inc.	296,298	0.0
49,668 (1)	Array Technologies, Inc.	774,821	0.1
20,511 (1)	ASGN, Inc.	1,988,131	0.2
9,060	Astec Industries, Inc.	570,236	0.1
9,570 (1)	Astronics Corp.	167,571	0.0
18,675 (1)	Atkore, Inc.	1,325,925	0.1
10,641 (1)	Atlas Air Worldwide Holdings, Inc.	724,759	0.1
20,231 (1)	Avis Budget Group, Inc.	1,575,793	0.1
10,398	AZZ, Inc.	538,408	0.1
21,874 (1)	Babcock & Wilcox Enterprises, Inc.	172,367	0.0
18,824	Barnes Group, Inc.	964,730	0.1
3,186	Barrett Business Services, Inc.	231,336	0.0
21,973 (1)	Beacon Roofing Supply, Inc.	1,170,062	0.1
3,435 (1)(2)	Beam Global	131,595	0.0
54,538 (1)(2)	Bloom Energy Corp.	1,465,436	0.1
6,346 (1)	Blue Bird Corp.	157,762	0.0
3,289 (1)	BlueLinx Holdings, Inc.	165,371	0.0
15,666	Boise Cascade Co.	914,111	0.1
18,958	Brady Corp.	1,062,406	0.1
16,654 (1)	BrightView Holdings, Inc.	268,463	0.0
19,279 (2)	Brink’s Co.	1,481,398	0.1
4,166 (1)	Byrna Technologies, Inc.	94,652	0.0
9,577	Caesarstone Ltd.	141,357	0.0
6,641	CAI International, Inc.	371,896	0.0
19,855 (1)	Casella Waste Systems, Inc.	1,259,403	0.1
20,808 (1)	CBIZ, Inc.	681,878	0.1
14,553 (1)	Ceco Environmental Corp.	104,200	0.0
14,447 (1)(2)	Chart Industries, Inc.	2,113,885	0.2
7,044 (1)(2)	Cimpress PLC	763,640	0.1
7,821 (1)	CIRCOR International, Inc.	254,965	0.0
9,667	Columbus McKinnon Corp.	466,336	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
14,299	Comfort Systems USA, Inc.	$1,126,618	0.1
11,851 (1)	Commercial Vehicle Group, Inc.	125,976	0.0
11,490 (1)	Concrete Pumping Holdings, Inc.	97,320	0.0
11,607 (1)	Construction Partners, Inc.	364,460	0.0
48,429 (1)	CoreCivic, Inc.	507,052	0.0
20,309 (1)	Cornerstone Building Brands, Inc.	369,218	0.0
20,189	Costamare, Inc.	238,432	0.0
47,712	Covanta Holding Corp.	840,208	0.1
5,166 (1)	Covenant Logistics Group, Inc.	106,833	0.0
3,142	CRA International, Inc.	268,955	0.0
5,521	CSW Industrials, Inc.	654,018	0.1
18,069 (1)	Daseke, Inc.	117,087	0.0
16,944	Deluxe Corp.	809,415	0.1
32,060 (1)	Desktop Metal, Inc.	368,690	0.0
9,484	Douglas Dynamics, Inc.	385,904	0.0
4,395 (1)	Ducommun, Inc.	239,791	0.0
7,043 (1)	DXP Enterprises, Inc.	234,532	0.0
11,924 (1)	Dycom Industries, Inc.	888,696	0.1
3,205 (1)(2)	Eagle Bulk Shipping, Inc.	151,661	0.0
10,791 (1)	Echo Global Logistics, Inc.	331,715	0.0
21,361	EMCOR Group, Inc.	2,631,462	0.2
8,436	Encore Wire Corp.	639,364	0.1
16,526 (1)	Energy Recovery, Inc.	376,462	0.0
24,551	Enerpac Tool Group Corp.	653,548	0.1
17,145	EnerSys	1,675,581	0.1
11,329	Ennis, Inc.	243,800	0.0
8,296	EnPro Industries, Inc.	805,956	0.1
7,002 (1)(2)	Eos Energy Enterprises, Inc.	125,756	0.0
10,151	ESCO Technologies, Inc.	952,265	0.1
2,106 (1)(2)	EVI Industries, Inc.	59,810	0.0
45,661 (1)	Evoqua Water Technologies Corp.	1,542,429	0.1
6,685 (1)	ExOne Co.	144,663	0.0
20,468	Exponent, Inc.	1,825,950	0.2
24,154	Federal Signal Corp.	971,715	0.1
56,571 (1)(2)	Fluor Corp.	1,001,307	0.1
4,669 (1)	Forrester Research, Inc.	213,840	0.0
11,047	Forward Air Corp.	991,468	0.1
5,343 (1)	Franklin Covey Co.	172,846	0.0
18,405	Franklin Electric Co., Inc.	1,483,811	0.1
12,361 (1)	Frontier Group Holdings, Inc.	210,631	0.0
6,878 (1)	FTC Solar, Inc.	91,546	0.0
127,982 (1)	FuelCell Energy, Inc.	1,139,040	0.1
13,971 (2)	GATX Corp.	1,236,014	0.1
12,117	Genco Shipping & Trading Ltd.	228,769	0.0
13,113 (1)	Gibraltar Industries, Inc.	1,000,653	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
5,310	Global Industrial Co.	$194,930	0.0
17,087 (1)	GMS, Inc.	822,568	0.1
7,619	Gorman-Rupp Co.	262,398	0.0
65,627	GrafTech International Ltd.	762,586	0.1
18,860	Granite Construction, Inc.	783,256	0.1
26,436 (1)	Great Lakes Dredge & Dock Corp.	386,230	0.0
12,960	Greenbrier Cos., Inc.	564,797	0.1
19,037	Griffon Corp.	487,918	0.0
13,172	H&E Equipment Services, Inc.	438,232	0.0
31,715 (1)	Harsco Corp.	647,620	0.1
19,776 (1)	Hawaiian Holdings, Inc.	481,941	0.0
20,191 (1)(2)	HC2 Holdings, Inc.	80,360	0.0
30,116 (2)	Healthcare Services Group, Inc.	950,762	0.1
20,234	Heartland Express, Inc.	346,608	0.0
7,973	Heidrick & Struggles International, Inc.	355,197	0.0
12,810	Helios Technologies, Inc.	999,821	0.1
9,935 (1)	Herc Holdings, Inc.	1,113,416	0.1
6,478 (1)	Heritage-Crystal Clean, Inc.	192,267	0.0
23,531	Herman Miller, Inc.	1,109,251	0.1
29,902	Hillenbrand, Inc.	1,318,080	0.1
17,658	HNI Corp.	776,422	0.1
13,501 (1)	HUB Group, Inc.	890,796	0.1
9,382 (1)	Huron Consulting Group, Inc.	461,125	0.0
4,393 (1)	Hydrofarm Holdings Group, Inc.	259,670	0.0
45,712 (1)(2)	Hyliion Holdings Corp.	532,545	0.1
6,907 (1)	HyreCar, Inc.	144,494	0.0
4,032	Hyster-Yale Materials Handling, Inc. - A shares	294,255	0.0
7,415	ICF International, Inc.	651,482	0.1
3,473 (1)	IES Holdings, Inc.	178,373	0.0
7,935 (1)(2)	Infrastructure and Energy Alternatives, Inc.	102,044	0.0
14,398	Insperity, Inc.	1,301,147	0.1
7,709	Insteel Industries, Inc.	247,844	0.0
24,157	Interface, Inc.	369,602	0.0
31,606 (1)	JELD-WEN Holding, Inc.	829,974	0.1
12,450	John Bean Technologies Corp.	1,775,619	0.2
4,620	Kadant, Inc.	813,536	0.1
11,327	Kaman Corp.	570,881	0.1
49,069 (1)	KAR Auction Services, Inc.	861,161	0.1
55,267	KBR, Inc.	2,108,436	0.2
13,774 (1)	Kelly Services, Inc.	330,163	0.0
33,243	Kennametal, Inc.	1,194,089	0.1
8,050	Kforce, Inc.	506,587	0.0
15,964	Kimball International, Inc.	209,927	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
19,079	Knoll, Inc.	$495,863	0.0
21,244	Korn Ferry	1,541,252	0.1
49,036 (1)	Kratos Defense & Security Solutions, Inc.	1,397,036	0.1
1,849 (1)	Lawson Products	98,940	0.0
4,370	Lindsay Corp.	722,274	0.1
11,451	Luxfer Holdings PLC	254,785	0.0
6,977 (1)	Lydall, Inc.	422,248	0.0
26,110	Macquarie Infrastructure Co. LLC	999,230	0.1
14,042 (1)	Manitowoc Co., Inc./The	344,029	0.0
10,914	Mantech International Corp.	944,498	0.1
24,566	Marten Transport Ltd.	405,093	0.0
9,793 (1)	Masonite International Corp.	1,094,760	0.1
11,038 (1)	Matrix Service Co.	115,899	0.0
17,035	Matson, Inc.	1,090,240	0.1
12,821	Matthews International Corp.	461,043	0.0
28,407	Maxar Technologies, Inc.	1,134,007	0.1
9,780	Mcgrath Rentcorp	797,755	0.1
28,028 (1)	Meritor, Inc.	656,416	0.1
14,550 (1)	Mesa Air Group, Inc.	135,752	0.0
4,882	Miller Industries, Inc.	192,546	0.0
7,872 (1)	Mistras Group, Inc.	77,382	0.0
8,885 (1)	Montrose Environmental Group, Inc.	476,769	0.0
11,950	Moog, Inc.	1,004,517	0.1
32,515 (1)	MRC Global, Inc.	305,641	0.0
22,416	Mueller Industries, Inc.	970,837	0.1
62,896	Mueller Water Products, Inc.	906,960	0.1
6,733 (1)	MYR Group, Inc.	612,164	0.1
2,215	National Presto Industries, Inc.	225,155	0.0
19,227 (1)	Navistar International Corp.	855,602	0.1
78,838 (1)	Nikola Corp.	1,423,814	0.1
17,990 (1)	NN, Inc.	132,227	0.0
4,386 (1)	Northwest Pipe Co.	123,905	0.0
44,296 (1)	NOW, Inc.	420,369	0.0
4,788 (1)	NV5 Global, Inc.	452,514	0.0
1,244 (2)	Omega Flex, Inc.	182,507	0.0
25,236 (1)	PAE, Inc.	224,600	0.0
8,519	Park Aerospace Corp.	126,933	0.0
3,893	Park-Ohio Holdings Corp.	125,121	0.0
9,066 (1)	Parsons Corp.	356,838	0.0
23,658 (1)	PGT Innovations, Inc.	549,575	0.1
69,807	Pitney Bowes, Inc.	612,207	0.1
1,416	Preformed Line Products Co.	105,067	0.0
19,774	Primoris Services Corp.	581,949	0.1
10,989 (1)	Proto Labs, Inc.	1,008,790	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
13,693	Quanex Building Products Corp.	$340,134	0.0
16,585 (1)	Radiant Logistics, Inc.	114,934	0.0
14,301	Raven Industries, Inc.	827,313	0.1
9,710 (1)	RBC Bearings, Inc.	1,936,368	0.2
12,138 (1)	Rekor Systems, Inc.	123,322	0.0
57,131 (1)	Resideo Technologies, Inc.	1,713,930	0.1
13,579	Resources Connection, Inc.	194,994	0.0
11,086	REV Group, Inc.	173,939	0.0
47,146	Rexnord Corp.	2,359,186	0.2
16,152 (1)	Romeo Power, Inc.	131,477	0.0
27,954 (1)	RR Donnelley & Sons Co.	175,551	0.0
19,380	Rush Enterprises, Inc. - Class A	837,991	0.1
21,289 (1)	Safe Bulkers, Inc.	85,369	0.0
10,492 (1)	Saia, Inc.	2,197,969	0.2
13,835	Shyft Group, Inc./The	517,567	0.0
17,270	Simpson Manufacturing Co., Inc.	1,907,299	0.2
20,112 (1)	Skywest, Inc.	866,224	0.1
9,448 (1)	SP Plus Corp.	289,014	0.0
39,320 (1)	Spirit Airlines, Inc.	1,196,901	0.1
17,604 (1)	SPX Corp.	1,075,252	0.1
17,147	SPX FLOW, Inc.	1,118,670	0.1
5,153	Standex International Corp.	489,071	0.0
35,809	Steelcase, Inc.	541,074	0.1
24,523 (1)(2)	Stem, Inc.	883,073	0.1
11,317 (1)	Sterling Construction Co., Inc.	273,079	0.0
6,455 (1)	Sun Country Airlines Holdings, Inc.	238,900	0.0
12,521 (1)	Team, Inc.	83,891	0.0
7,599	Tennant Co.	606,780	0.1
27,195	Terex Corp.	1,295,026	0.1
21,210	Tetra Tech, Inc.	2,588,468	0.2
19,298 (1)	Textainer Group Holdings Ltd.	651,694	0.1
13,579 (1)	Thermon Group Holdings, Inc.	231,386	0.0
19,221 (1)	Titan International, Inc.	162,994	0.0
8,128 (1)	Titan Machinery, Inc.	251,480	0.0
13,782 (1)	TPI Composites, Inc.	667,324	0.1
3,107 (1)	Transcat, Inc.	175,577	0.0
17,194 (1)	Trimas Corp.	521,494	0.0
16,019 (1)	TriNet Group, Inc.	1,161,057	0.1
31,672	Trinity Industries, Inc.	851,660	0.1
25,255	Triton International Ltd.	1,321,847	0.1
20,664 (1)	Triumph Group, Inc.	428,778	0.0
14,423 (1)	TrueBlue, Inc.	405,431	0.0
16,745 (1)	Tutor Perini Corp.	231,918	0.0
23,741	UFP Industries, Inc.	1,764,906	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
6,053	Unifirst Corp.	$1,420,276	0.1
45,611 (1)	Upwork, Inc.	2,658,665	0.2
13,061 (1)	US Ecology, Inc.	490,049	0.0
10,172 (1)	US Xpress Enterprises, Inc.	87,479	0.0
4,964 (1)	Vectrus, Inc.	236,237	0.0
5,841 (1)	Veritiv Corp.	358,754	0.0
8,366 (1)	Viad Corp.	417,045	0.0
7,930 (1)	Vicor Corp.	838,518	0.1
32,669 (1)(2)	View, Inc.	277,033	0.0
4,266	VSE Corp.	211,210	0.0
21,133 (2)	Wabash National Corp.	338,128	0.0
10,827	Watts Water Technologies, Inc.	1,579,768	0.1
51,395 (1)	Welbilt, Inc.	1,189,794	0.1
24,564	Werner Enterprises, Inc.	1,093,589	0.1
17,496 (1)	Wesco International, Inc.	1,798,939	0.2
4,321 (1)	Willdan Group, Inc.	162,642	0.0
69,968 (1)	WillScot Mobile Mini Holdings Corp.	1,950,008	0.2
19,425 (1)	Yellow Corp.	126,457	0.0
		170,665,727	13.9

	Information Technology: 13.3%
48,040 (1)	3D Systems Corp.	1,920,159	0.2
42,574 (1)	8x8, Inc.	1,181,854	0.1
2,746 (1)(2)	908 Devices, Inc.	106,408	0.0
25,673 (1)	A10 Networks, Inc.	289,078	0.0
46,724 (1)	ACI Worldwide, Inc.	1,735,329	0.1
19,554	Adtran, Inc.	403,790	0.0
15,238	Advanced Energy Industries, Inc.	1,717,475	0.1
9,378 (1)(2)	Aeva Technologies, Inc.	99,125	0.0
7,803 (1)	Agilysys, Inc.	443,757	0.0
17,102 (1)(2)	Akoustis Technologies, Inc.	183,162	0.0
18,928 (1)	Alarm.com Holdings, Inc.	1,603,202	0.1
2,420 (1)	Alkami Technology, Inc.	86,321	0.0
8,619 (1)	Alpha & Omega Co.	261,931	0.0
17,774 (1)(2)	Altair Engineering, Inc.	1,225,873	0.1
13,783 (1)	Ambarella, Inc.	1,469,681	0.1
12,359	American Software, Inc.	271,404	0.0
40,219	Amkor Technology, Inc.	951,984	0.1
7,221 (1)	Appfolio, Inc.	1,019,605	0.1
15,453 (1)(2)	Appian Corp.	2,128,651	0.2
33,251 (1)	Arlo Technologies, Inc.	225,109	0.0
28,968 (1)(2)	Asana, Inc.	1,796,885	0.2
7,961 (1)(2)	Atomera, Inc.	170,684	0.0
33,009 (1)	Avaya Holdings Corp.	887,942	0.1
3,659 (1)	Aviat Networks, Inc.	119,905	0.0
13,985 (1)	Avid Technology, Inc.	547,513	0.1
13,427 (1)	Axcelis Technologies, Inc.	542,719	0.1
16,846 (1)	AXT, Inc.	184,969	0.0
11,736	Badger Meter, Inc.	1,151,536	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
17,668	Belden, Inc.	$893,471	0.1
14,836	Benchmark Electronics, Inc.	422,233	0.0
11,330 (1)	Benefitfocus, Inc.	159,753	0.0
18,417 (1)(2)	BigCommerce Holdings, Inc.	1,195,632	0.1
19,310 (1)(2)	Blackbaud, Inc.	1,478,567	0.1
20,844 (1)(2)	Blackline, Inc.	2,319,312	0.2
1,948 (1)(4)	BM Technologies, Inc.	23,021	0.0
17,950 (1)	Bottomline Technologies de, Inc.	665,586	0.1
58,392 (1)	Box, Inc.	1,491,916	0.1
16,317 (1)	Brightcove, Inc.	234,149	0.0
17,653 (1)	BTRS Holdings, Inc.	222,781	0.0
13,945 (1)	CalAmp Corp.	177,380	0.0
21,582 (1)	Calix, Inc.	1,025,145	0.1
3,431 (1)	Cambium Networks Corp.	165,889	0.0
22,203 (1)	Cantaloupe, Inc.	263,328	0.0
13,195 (1)	Casa Systems, Inc.	117,040	0.0
5,874	Cass Information Systems, Inc.	239,365	0.0
14,995 (1)(2)	Cerence, Inc.	1,600,116	0.1
9,020 (1)	Ceva, Inc.	426,646	0.0
11,512 (1)	ChannelAdvisor Corp.	282,159	0.0
12,946 (1)(2)	Cleanspark, Inc.	215,421	0.0
4,724 (1)	Clearfield, Inc.	176,914	0.0
89,273 (1)	Cloudera, Inc.	1,415,870	0.1
11,560	CMC Materials, Inc.	1,742,554	0.2
18,195 (1)	Cohu, Inc.	669,394	0.1
17,046 (1)	Commvault Systems, Inc.	1,332,486	0.1
10,093	Comtech Telecommunications Corp.	243,847	0.0
67,647 (1)	Conduent, Inc.	507,352	0.0
25,340 (1)	Cornerstone OnDemand, Inc.	1,307,037	0.1
10,382 (1)(2)	Corsair Gaming, Inc.	345,617	0.0
13,208	CSG Systems International, Inc.	623,153	0.1
13,361	CTS Corp.	496,495	0.0
28,777 (1)	Diebold Nixdorf, Inc.	369,497	0.0
12,209 (1)	Digi International, Inc.	245,523	0.0
5,111 (1)(2)	Digimarc Corp.	171,219	0.0
33,375 (1)	Digital Turbine, Inc.	2,537,501	0.2
4,731 (1)	DigitalOcean Holdings, Inc.	262,996	0.0
17,417 (1)	Diodes, Inc.	1,389,354	0.1
10,978 (1)	Domo, Inc.	887,352	0.1
9,999 (1)	DSP Group, Inc.	147,985	0.0
6,264 (1)	DZS, Inc.	129,978	0.0
15,766 (1)	E2open Parent Holdings, Inc.	180,048	0.0
17,473 (1)	Eastman Kodak Co.	145,375	0.0
10,608 (2)	Ebix, Inc.	359,611	0.0
14,967 (1)	EchoStar Corp.	363,548	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
9,059 (1)	eGain Corp.	$103,997	0.0
14,250 (1)	Emcore Corp.	131,385	0.0
21,613 (1)	Envestnet, Inc.	1,639,562	0.1
5,515 (1)	ePlus, Inc.	478,095	0.0
24,425	EVERTEC, Inc.	1,066,151	0.1
18,696 (1)	Evo Payments, Inc.	518,627	0.1
13,204 (1)	ExlService Holdings, Inc.	1,403,057	0.1
49,633 (1)	Extreme Networks, Inc.	553,904	0.1
14,716 (1)	Fabrinet	1,410,823	0.1
7,361 (1)	Faro Technologies, Inc.	572,465	0.1
30,889 (1)	Formfactor, Inc.	1,126,213	0.1
6,961 (1)	GreenBox POS	83,045	0.0
27,715 (1)	GreenSky, Inc.	153,818	0.0
11,652 (1)	Grid Dynamics Holdings, Inc.	175,130	0.0
15,051 (1)	GTY Technology Holdings, Inc.	107,013	0.0
10,759	Hackett Group, Inc.	193,877	0.0
38,773 (1)	Harmonic, Inc.	330,346	0.0
7,774 (1)	I3 Verticals, Inc.	234,930	0.0
10,731 (1)	Ichor Holdings Ltd.	577,328	0.1
160,269 (1)(2)	Ideanomics, Inc.	455,164	0.0
8,078 (1)	Identiv, Inc.	137,326	0.0
41,179 (1)	II-VI, Inc.	2,989,184	0.3
7,101 (1)(2)	Impinj, Inc.	366,341	0.0
67,678 (1)(2)	Infinera Corp.	690,316	0.1
32,186 (1)(2)	Inseego Corp.	324,757	0.0
13,665 (1)	Insight Enterprises, Inc.	1,366,637	0.1
3,278 (1)(2)	Intelligent Systems Corp.	103,126	0.0
12,337	InterDigital, Inc.	900,971	0.1
12,086 (1)	International Money Express, Inc.	179,477	0.0
17,130 (1)	Iteris, Inc.	113,915	0.0
18,007 (1)	Itron, Inc.	1,800,340	0.2
17,180 (1)(2)	j2 Global, Inc.	2,363,109	0.2
20,183 (1)(2)	JFrog Ltd.	918,730	0.1
9,909 (1)	Kimball Electronics, Inc.	215,422	0.0
35,163 (1)	Knowles Corp.	694,118	0.1
30,301 (1)	Kopin Corp.	247,862	0.0
23,476	Kulicke & Soffa Industries, Inc.	1,436,731	0.1
53,444 (1)	Lattice Semiconductor Corp.	3,002,484	0.3
52,365 (1)(2)	Limelight Networks, Inc.	164,950	0.0
25,600 (1)	LivePerson, Inc.	1,618,944	0.1
25,781 (1)	LiveRamp Holdings, Inc.	1,207,840	0.1
12,853 (1)	Luna Innovations, Inc.	139,198	0.0
19,384 (1)	MACOM Technology Solutions Holdings, Inc.	1,242,127	0.1
37,619 (1)	Marathon Digital Holdings, Inc.	1,180,108	0.1
24,045	MAXIMUS, Inc.	2,115,239	0.2
27,873 (1)	MaxLinear, Inc.	1,184,324	0.1
15,119	Methode Electronics, Inc.	744,006	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,085 (1)(2)	MicroStrategy, Inc.	$2,049,983	0.2
62,360 (1)	Microvision, Inc.	1,044,530	0.1
23,897 (1)	Mimecast Ltd.	1,267,736	0.1
17,211 (1)(2)	Mitek Systems, Inc.	331,484	0.0
14,437 (1)(2)	Model N, Inc.	494,756	0.0
50,555 (1)	Momentive Global, Inc.	1,065,194	0.1
30,517 (1)	MoneyGram International, Inc.	307,611	0.0
5,585 (1)	Napco Security Technologies, Inc.	203,126	0.0
20,274 (1)	NeoPhotonics Corp.	206,998	0.0
12,409 (1)	Netgear, Inc.	475,513	0.0
28,401 (1)	Netscout Systems, Inc.	810,565	0.1
16,412 (1)	nLight, Inc.	595,427	0.1
13,992 (1)	Novanta, Inc.	1,885,562	0.2
1,977	NVE Corp.	146,397	0.0
3,469 (1)(2)	ON24, Inc.	123,080	0.0
14,013 (1)	OneSpan, Inc.	357,892	0.0
19,426 (1)	Onto Innovation, Inc.	1,418,875	0.1
6,890 (1)	OSI Systems, Inc.	700,300	0.1
11,145 (1)	Ouster, Inc.	139,201	0.0
31,367 (1)	PagerDuty, Inc.	1,335,607	0.1
9,174 (1)(2)	PAR Technology Corp.	641,630	0.1
31,283 (1)	Paya Holdings, Inc.	344,739	0.0
4,575	PC Connection, Inc.	211,685	0.0
12,461 (1)	PDF Solutions, Inc.	226,541	0.0
12,933 (1)	Perficient, Inc.	1,040,072	0.1
25,839 (1)	Photronics, Inc.	341,333	0.0
16,149 (1)	Ping Identity Holding Corp.	369,812	0.0
13,665 (1)	Plantronics, Inc.	570,240	0.1
11,489 (1)	Plexus Corp.	1,050,209	0.1
23,867	Power Integrations, Inc.	1,958,526	0.2
17,872	Progress Software Corp.	826,580	0.1
16,292 (1)	PROS Holdings, Inc.	742,426	0.1
20,655 (1)	Q2 Holdings, Inc.	2,118,790	0.2
4,812	QAD, Inc.	418,740	0.0
13,593 (1)(2)	Qualys, Inc.	1,368,679	0.1
21,520 (1)	Quantum Corp.	148,273	0.0
20,646 (1)(2)	Rackspace Technology, Inc.	404,868	0.0
44,929 (1)	Rambus, Inc.	1,065,267	0.1
21,228 (1)	Rapid7, Inc.	2,008,806	0.2
29,588 (1)(2)	Repay Holdings Corp.	711,296	0.1
27,395 (1)	Ribbon Communications, Inc.	208,476	0.0
17,452 (1)	Rimini Street, Inc.	107,504	0.0
33,233 (1)	Riot Blockchain, Inc.	1,251,887	0.1
7,461 (1)	Rogers Corp.	1,498,169	0.1
36,110 (1)(2)	SailPoint Technologies Holding, Inc.	1,844,138	0.2
25,341 (1)	Sanmina Corp.	987,285	0.1
11,292	Sapiens International Corp. NV	296,641	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
10,423 (1)	Scansource, Inc.	$293,199	0.0
25,606 (1)	Semtech Corp.	1,761,693	0.2
3,446 (1)(2)	ShotSpotter, Inc.	168,061	0.0
17,401 (1)	Silicon Laboratories, Inc.	2,666,703	0.2
4,965 (1)	SiTime Corp.	628,519	0.1
2,876 (1)	SkyWater Technology, Inc.	82,397	0.0
5,970 (1)(2)	SMART Global Holdings, Inc.	284,650	0.0
18,046 (1)	Smith Micro Software, Inc.	94,200	0.0
17,290 (1)	Sprout Social, Inc.	1,546,072	0.1
14,562 (1)	SPS Commerce, Inc.	1,454,016	0.1
31,952 (1)	Sumo Logic, Inc.	659,809	0.1
31,363 (1)(2)	SunPower Corp.	916,427	0.1
17,832 (1)	Super Micro Computer, Inc.	627,330	0.1
15,342 (1)	SYKES Enterprises, Inc.	823,865	0.1
13,923 (1)	Synaptics, Inc.	2,166,140	0.2
6,642 (1)	Telos Corp.	225,894	0.0
35,075 (1)	Tenable Holdings, Inc.	1,450,351	0.1
7,312	TTEC Holdings, Inc.	753,794	0.1
40,039 (1)	TTM Technologies, Inc.	572,558	0.1
3,943 (1)(2)	Tucows, Inc.	316,702	0.0
5,723 (1)	Turtle Beach Corp.	182,678	0.0
16,433 (1)	Ultra Clean Holdings, Inc.	882,781	0.1
25,572 (1)	Unisys Corp.	647,227	0.1
10,954 (1)	Upland Software, Inc.	450,976	0.0
41,560 (1)	Varonis Systems, Inc.	2,394,687	0.2
20,133 (1)(2)	Veeco Instruments, Inc.	483,997	0.0
27,296 (1)(2)	Velodyne Lidar, Inc.	290,429	0.0
25,674 (1)(2)	Verint Systems, Inc.	1,157,127	0.1
11,234 (1)(2)	Veritone, Inc.	221,422	0.0
54,057 (1)	Verra Mobility Corp.	830,856	0.1
4,351 (1)(2)	Viant Technology, Inc.	129,573	0.0
90,872 (1)	Viavi Solutions, Inc.	1,604,800	0.1
26,586 (1)(2)	VirnetX Holding Corp.	113,522	0.0
52,707	Vishay Intertechnology, Inc.	1,188,543	0.1
5,262 (1)	Vishay Precision Group, Inc.	179,118	0.0
96,176 (1)	Vonage Holdings Corp.	1,385,896	0.1
16,279 (1)	Workiva, Inc.	1,812,341	0.2
42,379	Xperi Holding Corp.	942,509	0.1
43,562 (1)	Yext, Inc.	622,501	0.1
22,167 (1)	Zix Corp.	156,277	0.0
42,584 (1)	Zuora, Inc.	734,574	0.1
		162,784,842	13.3

	Materials: 3.7%
11,379 (1)	AdvanSix, Inc.	339,777	0.0
50,579 (1)(2)	Allegheny Technologies, Inc.	1,054,572	0.1
12,602	American Vanguard Corp.	220,661	0.0
65,880 (1)	Amyris, Inc.	1,078,456	0.1
42,605 (1)	Arconic Corp.	1,517,590	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
36,241	Avient Corp.	$1,781,608	0.2
12,858	Balchem Corp.	1,687,741	0.1
19,857	Cabot Corp.	1,130,459	0.1
19,188	Carpenter Technology Corp.	771,741	0.1
20,606 (1)	Century Aluminum Co.	265,611	0.0
3,101	Chase Corp.	318,194	0.0
7,006 (1)	Clearwater Paper Corp.	202,964	0.0
95,848 (1)(2)	Coeur Mining, Inc.	851,130	0.1
47,620	Commercial Metals Co.	1,462,886	0.1
13,514 (2)	Compass Minerals International, Inc.	800,840	0.1
46,358 (1)	Constellium SE	878,484	0.1
26,922 (1)	Danimer Scientific, Inc.	674,396	0.1
19,523 (1)	Domtar Corp.	1,072,984	0.1
33,006 (1)	Ferro Corp.	711,939	0.1
30,512 (1)(4)(5)	Ferroglobe PLC	—	—
11,570 (1)	Forterra, Inc.	272,011	0.0
11,481	FutureFuel Corp.	110,218	0.0
13,634 (1)(2)	Gatos Silver, Inc.	238,459	0.0
20,118 (1)	GCP Applied Technologies, Inc.	467,945	0.0
18,067	Glatfelter Corp.	252,396	0.0
12,434	Greif, Inc. - Class A	752,879	0.1
7,986	Hawkins, Inc.	261,541	0.0
5,378	Haynes International, Inc.	190,274	0.0
20,659	HB Fuller Co.	1,314,119	0.1
209,952 (2)	Hecla Mining Co.	1,562,043	0.1
16,025 (1)	Ingevity Corp.	1,303,794	0.1
9,884	Innospec, Inc.	895,589	0.1
4,072 (1)	Intrepid Potash, Inc.	129,734	0.0
6,301	Kaiser Aluminum Corp.	778,110	0.1
8,591 (1)	Koppers Holdings, Inc.	277,919	0.0
12,837 (1)	Kraton Corp.	414,507	0.0
58,309 (1)(2)	Livent Corp.	1,128,862	0.1
40,624 (1)	Marrone Bio Innovations, Inc.	67,436	0.0
8,148	Materion Corp.	613,952	0.1
13,549	Minerals Technologies, Inc.	1,065,900	0.1
28,371 (1)	MP Materials Corp.	1,045,755	0.1
14,864	Myers Industries, Inc.	312,144	0.0
6,628	Neenah, Inc.	332,527	0.0
95,627 (1)	Novagold Resources, Inc.	765,972	0.1
62,272 (1)	O-I Glass, Inc.	1,016,902	0.1
3,966	Olympic Steel, Inc.	116,561	0.0
25,054 (1)	Orion Engineered Carbons SA	475,775	0.0
16,526	Pactiv Evergreen, Inc.	249,047	0.0
10,306 (1)	Perpetua Resources Corp.	75,234	0.0
17,217	PQ Group Holdings, Inc.	264,453	0.0
12,872 (1)	PureCycle Technologies, Inc.	304,423	0.0
5,393 (2)	Quaker Chemical Corp.	1,279,166	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
13,291 (1)	Ranpak Holdings Corp.	$332,674	0.0
24,357 (1)	Rayonier Advanced Materials, Inc.	162,948	0.0
6,673 (1)	Ryerson Holding Corp.	97,426	0.0
10,525	Schnitzer Steel Industries, Inc.	516,251	0.1
12,873	Schweitzer-Mauduit International, Inc.	519,812	0.1
16,616	Sensient Technologies Corp.	1,438,281	0.1
8,746	Stepan Co.	1,051,881	0.1
46,690 (1)	Summit Materials, Inc.	1,627,146	0.1
35,453	SunCoke Energy, Inc.	253,134	0.0
18,401 (1)	TimkenSteel Corp.	260,374	0.0
10,865	Tredegar Corp.	149,611	0.0
15,458	Trinseo SA	925,007	0.1
44,548	Tronox Holdings PLC	997,875	0.1
3,005 (1)	UFP Technologies, Inc.	172,547	0.0
6,457 (1)	US Concrete, Inc.	476,527	0.1
11,903	Verso Corp.	210,683	0.0
20,677	Warrior Met Coal, Inc.	355,644	0.0
13,796	Worthington Industries, Inc.	844,039	0.1
7,168 (1)	Zymergen, Inc.	286,792	0.0
		45,836,332	3.7

	Real Estate: 6.7%
34,994	Acadia Realty Trust	768,468	0.1
27,164	Agree Realty Corp.	1,914,790	0.2
29,788	Alexander & Baldwin, Inc.	545,716	0.0
873	Alexander’s, Inc.	233,920	0.0
20,779	American Assets Trust, Inc.	774,849	0.1
46,092	American Finance Trust, Inc.	390,860	0.0
53,558	Apartment Investment and Management Co.	359,374	0.0
76,905	Apple Hospitality REIT, Inc.	1,173,570	0.1
24,076	Armada Hoffler Properties, Inc.	319,970	0.0
43,234 (1)	Ashford Hospitality Trust, Inc.	197,147	0.0
17,381 (1)	Braemar Hotels & Resorts, Inc.	107,936	0.0
58,212	Brandywine Realty Trust	798,087	0.1
53,640	Broadstone Net Lease, Inc.	1,255,712	0.1
39,268	CareTrust REIT, Inc.	912,196	0.1
20,331	CatchMark Timber Trust, Inc.	237,873	0.0
5,520	Centerspace	435,528	0.0
19,369 (1)	Chatham Lodging Trust	249,279	0.0
18,145	City Office REIT, Inc.	225,542	0.0
47,229	Columbia Property Trust, Inc.	821,312	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
9,261	Community Healthcare Trust, Inc.	$439,527	0.0
17,290 (1)	CorePoint Lodging, Inc.	185,003	0.0
39,692	Corporate Office Properties Trust SBI MD	1,110,979	0.1
2,524 (2)	CTO Realty Growth, Inc.	135,084	0.0
45,373 (1)	Cushman & Wakefield PLC	792,666	0.1
82,388 (1)	DiamondRock Hospitality Co.	799,164	0.1
190,860 (1)	DigitalBridge Group, Inc.	1,507,794	0.1
97,697	Diversified Healthcare Trust	408,373	0.0
33,613	Easterly Government Properties, Inc.	708,562	0.1
15,890	EastGroup Properties, Inc.	2,613,111	0.2
52,802	Empire State Realty Trust, Inc.	633,624	0.1
39,750	Equity Commonwealth	1,041,450	0.1
43,919	Essential Properties Realty Trust, Inc.	1,187,570	0.1
24,274 (1)	eXp World Holdings, Inc.	941,103	0.1
11,024	Farmland Partners, Inc.	132,839	0.0
2,152 (1)(2)	Fathom Holdings, Inc.	70,564	0.0
7,345 (1)	Forestar Group, Inc.	153,584	0.0
30,145	Four Corners Property Trust, Inc.	832,303	0.1
45,272	Franklin Street Properties Corp.	238,131	0.0
3,023 (1)	FRP Holdings, Inc.	168,321	0.0
48,778 (2)	Geo Group, Inc./The	347,299	0.0
14,452	Getty Realty Corp.	450,180	0.0
13,759	Gladstone Commercial Corp.	310,403	0.0
9,272 (2)	Gladstone Land Corp.	223,084	0.0
18,039	Global Medical REIT, Inc.	266,256	0.0
36,651	Global Net Lease, Inc.	678,044	0.1
57,035	Healthcare Realty Trust, Inc.	1,722,457	0.1
14,423 (1)	Hersha Hospitality Trust	155,191	0.0
42,520	Independence Realty Trust, Inc.	775,140	0.1
1,667	Indus Realty Trust, Inc.	109,439	0.0
26,613	Industrial Logistics Properties Trust	695,664	0.1
9,495 (2)	Innovative Industrial Properties, Inc.	1,813,735	0.2
29,629 (2)	iStar, Inc.	614,209	0.1
49,442	Kennedy-Wilson Holdings, Inc.	982,413	0.1
34,276	Kite Realty Group Trust	754,415	0.1
111,582	Lexington Realty Trust	1,333,405	0.1
15,993 (2)	LTC Properties, Inc.	613,971	0.1
77,583	Macerich Co.	1,415,890	0.1
36,263	Mack-Cali Realty Corp.	621,910	0.1
9,647 (1)	Marcus & Millichap, Inc.	374,979	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
38,947	Monmouth Real Estate Investment Corp.	$729,088	0.1
17,827	National Health Investors, Inc.	1,195,300	0.1
25,880	National Storage Affiliates Trust	1,308,493	0.1
14,598	NETSTREIT Corp.	336,630	0.0
33,592	New Senior Investment Group, Inc.	294,938	0.0
59,441	Newmark Group, Inc.	713,886	0.1
9,114	NexPoint Residential Trust, Inc.	501,088	0.0
19,894	Office Properties Income Trust	583,093	0.0
7,019	One Liberty Properties, Inc.	199,269	0.0
54,976 (1)	Outfront Media, Inc.	1,321,073	0.1
66,905	Paramount Group, Inc.	673,733	0.1
52,139 (2)	Pebblebrook Hotel Trust	1,227,873	0.1
85,017	Physicians Realty Trust	1,570,264	0.1
51,146	Piedmont Office Realty Trust, Inc.	944,667	0.1
10,212	Plymouth Industrial REIT, Inc.	204,444	0.0
26,536	PotlatchDeltic Corp.	1,410,388	0.1
19,953	Preferred Apartment Communities, Inc.	194,542	0.0
8,120	PS Business Parks, Inc.	1,202,410	0.1
26,246	QTS Realty Trust, Inc.	2,028,816	0.2
3,869 (1)	Rafael Holdings, Inc.	197,512	0.0
7,711	RE/MAX Holdings, Inc.	257,008	0.0
46,142 (1)	Realogy Holdings Corp.	840,707	0.1
40,259 (1)(2)	Redfin Corp.	2,552,823	0.2
47,551	Retail Opportunity Investments Corp.	839,751	0.1
86,929	Retail Properties of America, Inc.	995,337	0.1
7,459	Retail Value, Inc.	162,233	0.0
66,455	RLJ Lodging Trust	1,012,110	0.1
6,309	RMR Group, Inc.	243,780	0.0
33,251	RPT Realty	431,598	0.0
20,816 (1)	Ryman Hospitality Properties	1,643,631	0.1
83,910	Sabra Healthcare REIT, Inc.	1,527,162	0.1
7,409 (2)	Safehold, Inc.	581,607	0.0
4,908	Saul Centers, Inc.	223,069	0.0
14,568 (1)(2)	Seritage Growth Properties	268,051	0.0
66,037	Service Properties Trust	832,066	0.1
63,500	SITE Centers Corp.	956,310	0.1
13,601 (2)	St. Joe Co.	606,741	0.1
64,504	STAG Industrial, Inc.	2,414,385	0.2
43,141 (1)(2)	Summit Hotel Properties, Inc.	402,506	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
86,704 (1)	Sunstone Hotel Investors, Inc.	$1,076,864	0.1
38,752 (2)	Tanger Factory Outlet Centers, Inc.	730,475	0.1
27,594	Terreno Realty Corp.	1,780,365	0.1
15,564	UMH Properties, Inc.	339,606	0.0
78,926	Uniti Group, Inc.	835,826	0.1
5,436	Universal Health Realty Income Trust	334,586	0.0
47,773	Urban Edge Properties	912,464	0.1
12,905	Urstadt Biddle Properties, Inc.	250,099	0.0
34,094	Washington Real Estate Investment Trust	784,162	0.1
18,032	Whitestone REIT	148,764	0.0
46,624 (1)	Xenia Hotels & Resorts, Inc.	873,268	0.1
		81,774,826	6.7

	Utilities: 2.3%
21,118	ALLETE, Inc.	1,477,838	0.1
14,867	American States Water Co.	1,182,819	0.1
27,857	Avista Corp.	1,188,658	0.1
25,242	Black Hills Corp.	1,656,632	0.1
13,663	Brookfield Infrastructure Corp.	1,030,190	0.1
8,557 (1)(2)	Cadiz, Inc.	116,375	0.0
19,921	California Water Service Group	1,106,412	0.1
7,034	Chesapeake Utilities Corp.	846,401	0.1
12,854	Clearway Energy, Inc. - Class A	324,178	0.0
33,941	Clearway Energy, Inc. - Class C	898,758	0.1
15,143	MGE Energy, Inc.	1,127,245	0.1
7,025	Middlesex Water Co.	574,153	0.1
38,572 (2)	New Jersey Resources Corp.	1,526,294	0.1
12,817	Northwest Natural Holding Co.	673,149	0.1
20,465	NorthWestern Corp.	1,232,402	0.1
20,871	ONE Gas, Inc.	1,546,959	0.1
18,019 (2)	Ormat Technologies, Inc.	1,252,861	0.1
17,012	Otter Tail Corp.	830,356	0.1
33,207	PNM Resources, Inc.	1,619,505	0.1
36,312	Portland General Electric Co.	1,673,257	0.1
8,863 (1)	Purecycle Corp.	122,487	0.0
10,801	SJW Group	683,703	0.1
41,039	South Jersey Industries, Inc.	1,064,141	0.1
23,346	Southwest Gas Holdings, Inc.	1,545,272	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
20,101	Spire, Inc.	$1,452,699	0.1
33,607 (1)	Sunnova Energy International, Inc.	1,265,640	0.1
6,201	Unitil Corp.	328,467	0.0
5,331	York Water Co.	241,494	0.0
		28,588,345	2.3
	Total Common Stock (Cost $655,792,265)	1,194,746,304	97.3

RIGHTS: —%
	Communication Services: —%
46,399 (1)(4)(5)	Media General, Inc. - CVR	—	—

	Consumer, Non-cyclical: —%
390 (1)(4)(5)	GTX, Inc. - CVR	—	—

	Health Care: —%
4,590 (1)(4)(5)	Aduro Biotech, Inc. - CVR	—	—
37,288 (1)(2)(4)(5)	Progenics Pharmaceuticals, Inc. - CVR	—	—
	Total Rights (Cost $799)	—	—
	Total Long-Term Investments (Cost $655,793,064)	1,194,746,304	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.3%
	Repurchase Agreements: 9.1%
2,889,199 (6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,889,204, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,946,983, due 12/30/21-07/01/51)	2,889,199	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,233,612 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $4,233,621, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $4,318,284, due 01/01/25-04/01/51)	$4,233,612	0.4
10,223,000 (6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $10,223,056, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $10,725,016, due 09/19/22-01/27/40)	10,223,000	0.8
28,700,000 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $28,700,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $29,274,001, due 07/25/21-05/20/71)	28,700,000	2.3
9,296,976 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $9,296,999, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $9,482,939, due 07/01/21-11/15/50)	9,296,976	0.8

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,318,543 (6)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,318,546, collateralized by various U.S. Government Agency Obligations, 1.907%-5.500%, Market Value plus accrued interest $1,344,914, due 10/01/21-07/01/51)	$1,318,543	0.1
3,362,066 (6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $3,362,070, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,429,307, due 07/07/21-11/01/49)	3,362,066	0.3
7,935,510 (6)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $7,935,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $8,094,220, due 08/01/21-06/01/51)	7,935,510	0.7
10,082,052 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $10,082,069, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $10,283,710, due 05/01/24-04/20/71)	10,082,052	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,439,678 (6)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $5,439,691, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $5,548,488, due 02/28/27)	$5,439,678	0.5
2,794,838 (6)	Royal Bank of Canada, Repurchase Agreement dated 06/30/21, 0.21%, due 07/01/21 (Repurchase Amount $2,794,854, collateralized by various U.S. Government Securities, 0.250%-7.500%, Market Value plus accrued interest $2,928,197, due 10/01/21-11/15/39)	2,794,838	0.2
17,419,235 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $17,419,287, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $17,769,517, due 07/15/23-02/15/48)	17,419,235	1.4
6,533,291 (6)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $6,533,309, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $6,663,957, due 12/01/21-05/20/71)	6,533,291	0.5

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,347,302 (6)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,347,304, collateralized by various U.S. Government Securities, 0.125%-2.625%, Market Value plus accrued interest $1,374,248, due 09/30/21-02/29/24)	$1,347,302	0.1
	Total Repurchase Agreements (Cost $111,575,302)	111,575,302	9.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
19,841,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	19,841,000	1.6
3,585,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	3,585,000	0.3
3,585,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	3,585,000	0.3
	Total Mutual Funds
	(Cost $27,011,000)	27,011,000	2.2
	Total Short-Term Investments
	(Cost $138,586,302)	138,586,302	11.3
	Total Investments in Securities (Cost $794,379,366)	$1,333,332,606	108.6
	Liabilities in Excess of Other Assets	(106,133,989)	(8.6)
	Net Assets	$1,227,198,617	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $23,021 or 0.0% of net assets. Please refer to the table below for additional details.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Health Care	20.6%
Financials	14.4%
Industrials	13.9%
Information Technology	13.3%
Consumer Discretionary	11.5%
Real Estate	6.7%
Energy	4.2%
Materials	3.7%
Communication Services	3.6%
Consumer Staples	3.1%
Utilities	2.3%
Consumer, Non-cyclical	0.0%
Assets in Excess of Other Liabilities*	2.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$44,695,788	$—	$—	$44,695,788
Consumer Discretionary	141,611,319	—	—	141,611,319
Consumer Staples	37,986,135	—	—	37,986,135
Energy	51,121,704	—	—	51,121,704
Financials	176,877,885	—	—	176,877,885
Health Care	252,803,401	—	—	252,803,401
Industrials	170,665,727	—	—	170,665,727
Information Technology	162,761,821	23,021	—	162,784,842
Materials	45,836,332	—	—	45,836,332
Real Estate	81,774,826	—	—	81,774,826
Utilities	28,588,345	—	—	28,588,345
Total Common Stock	1,194,723,283	23,021	—	1,194,746,304
Rights	—	—	—	—
Short-Term Investments	27,011,000	111,575,302	—	138,586,302
Total Investments, at fair value	$1,221,734,283	$111,598,323	$—	$1,333,332,606
Liabilities Table
Other Financial Instruments+
Futures	$(114,482)	$—	$—	$(114,482)
Total Liabilities	$(114,482)	$—	$—	$(114,482)
At June 30, 2021, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
BM Technologies, Inc.	12/17/2020	24,350	23,021
Ferroglobe PLC	6/26/2018	—	—
GTX, Inc. - CVR	6/10/2019	799	—
Media General, Inc. - CVR	1/18/2017	—	—
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	—	—
		$25,149	$23,021

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	297	09/17/21	$34,270,830	$(114,482)
			$34,270,830	$(114,482)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$114,482
Total Liability Derivatives		$114,482

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,377,102
Total	$4,377,102
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(754,389)
Total	$(754,389)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $807,374,467.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$557,223,891
Gross Unrealized Depreciation	(31,380,234)
Net Unrealized Appreciation	$525,843,657
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.6%
	Basic Materials: 0.7%
1,000,000	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$1,027,875	0.1
500,000	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	510,438	0.0
1,000,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	1,016,364	0.0
800,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	1,110,447	0.1
800,000	Cabot Corp., 3.700%, 07/15/2022	822,902	0.0
500,000 (1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	558,216	0.0
750,000	Dow Chemical Co/The, 2.100%, 11/15/2030	741,480	0.0
750,000	Dow Chemical Co/The, 3.600%, 11/15/2050	811,857	0.0
500,000	Dow Chemical Co/The, 4.250%, 10/01/2034	579,573	0.0
1,000,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,391,014	0.1
400,000	Eastman Chemical Co., 4.650%, 10/15/2044	484,711	0.0
280,000	International Paper Co., 3.800%, 01/15/2026	311,154	0.0
532,000	International Paper Co., 4.350%, 08/15/2048	660,631	0.0
500,000	Linde, Inc./CT, 1.100%, 08/10/2030	470,588	0.0
1,000,000	Linde, Inc./CT, 2.200%, 08/15/2022	1,016,919	0.0
282,000	LYB International Finance BV, 4.000%, 07/15/2023	301,461	0.0
1,000,000	LYB International Finance III LLC, 1.250%, 10/01/2025	998,578	0.0
750,000	LYB International Finance III LLC, 3.375%, 10/01/2040	778,593	0.0
250,000	Mosaic Co/The, 5.450%, 11/15/2033	313,897	0.0
1,000,000	Nucor Corp., 2.000%, 06/01/2025	1,035,555	0.1
1,000,000	Nutrien Ltd., 2.950%, 05/13/2030	1,056,128	0.1
1,000,000	Nutrien Ltd., 3.150%, 10/01/2022	1,026,781	0.0
500,000	PPG Industries, Inc., 1.200%, 03/15/2026	499,144	0.0
500,000	PPG Industries, Inc., 2.550%, 06/15/2030	518,508	0.0
500,000	Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	555,080	0.0
750,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	1,016,423	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,000,000	Sherwin-Williams Co/The, 3.450%, 06/01/2027	$1,103,973	0.1
250,000	Southern Copper Corp., 5.875%, 04/23/2045	350,313	0.0
350,000	Southern Copper Corp., 6.750%, 04/16/2040	499,803	0.0
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/2036	2,682,182	0.1
		24,250,588	0.7
	Communications: 3.0%
500,000	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	492,006	0.0
1,000,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	1,040,131	0.0
1,000,000 (2)	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	1,093,402	0.0
1,000,000	Alphabet, Inc., 1.100%, 08/15/2030	949,297	0.0
2,000,000	Alphabet, Inc., 1.900%, 08/15/2040	1,822,608	0.1
1,000,000	Amazon.com, Inc., 2.800%, 08/22/2024	1,064,334	0.0
1,000,000	Amazon.com, Inc., 3.150%, 08/22/2027	1,105,515	0.0
1,000,000 (2)	Amazon.com, Inc., 3.800%, 12/05/2024	1,100,019	0.0
1,000,000	Amazon.com, Inc., 4.800%, 12/05/2034	1,291,233	0.1
1,000,000	AT&T, Inc., 1.700%, 03/25/2026	1,010,746	0.0
2,000,000	AT&T, Inc., 2.250%, 02/01/2032	1,965,104	0.1
1,000,000	AT&T, Inc., 2.300%, 06/01/2027	1,035,135	0.0
2,359,000 (1)	AT&T, Inc., 2.550%, 12/01/2033	2,339,457	0.1
2,500,000	AT&T, Inc., 3.300%, 02/01/2052	2,438,396	0.1
2,000,000	AT&T, Inc., 3.500%, 06/01/2041	2,081,237	0.1
5,086,000 (1)	AT&T, Inc., 3.500%, 09/15/2053	5,117,470	0.2
1,770,000 (1)	AT&T, Inc., 3.550%, 09/15/2055	1,778,512	0.1
1,000,000	AT&T, Inc., 3.650%, 06/01/2051	1,040,808	0.0
208,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	211,249	0.0
1,264,000 (1)	AT&T, Inc., 3.800%, 12/01/2057	1,319,335	0.1
1,000,000	AT&T, Inc., 4.500%, 05/15/2035	1,175,324	0.0
500,000	AT&T, Inc., 4.650%, 06/01/2044	589,998	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,000,000	Baidu, Inc., 1.720%, 04/09/2026	$1,010,217	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	481,333	0.0
750,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	756,313	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	517,711	0.0
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,700,335	0.1
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,841,194	0.1
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,379,519	0.1
1,000,000	Cisco Systems, Inc., 3.625%, 03/04/2024	1,082,087	0.0
1,500,000	Cisco Systems, Inc., 5.500%, 01/15/2040	2,118,677	0.1
3,000,000	Comcast Corp., 1.950%, 01/15/2031	2,960,426	0.1
500,000	Comcast Corp., 3.375%, 02/15/2025	542,736	0.0
1,250,000	Comcast Corp., 3.600%, 03/01/2024	1,351,044	0.1
1,000,000	Comcast Corp., 3.750%, 04/01/2040	1,129,049	0.0
724,000	Comcast Corp., 3.969%, 11/01/2047	844,381	0.0
750,000	Comcast Corp., 4.200%, 08/15/2034	890,402	0.0
750,000	Comcast Corp., 4.250%, 01/15/2033	895,702	0.0
1,000,000	Comcast Corp., 4.500%, 01/15/2043	1,236,636	0.0
1,000,000	Comcast Corp., 4.600%, 08/15/2045	1,259,120	0.0
1,500,000	Comcast Corp., 4.700%, 10/15/2048	1,937,275	0.1
335,000	Comcast Corp., 6.500%, 11/15/2035	488,760	0.0
1,500,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,249,621	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,250,000	Discovery Communications LLC, 3.625%, 05/15/2030	$1,364,995	0.1
250,000	Discovery Communications LLC, 3.900%, 11/15/2024	271,640	0.0
1,500,000	eBay, Inc., 2.700%, 03/11/2030	1,562,596	0.1
500,000	Interpublic Group of Cos, Inc./The, 2.400%, 03/01/2031	502,341	0.0
91,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	99,607	0.0
500,000	NBCUniversal Media, LLC, 4.450%, 01/15/2043	615,469	0.0
500,000	Orange SA, 5.500%, 02/06/2044	695,713	0.0
250,000	Rogers Communications, Inc., 5.000%, 03/15/2044	312,978	0.0
500,000	Telefonica Emisiones SAU, 4.103%, 03/08/2027	563,352	0.0
750,000	Telefonica Emisiones SAU, 4.665%, 03/06/2038	884,726	0.0
1,000,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,034,992	0.0
1,000,000	Time Warner Cable LLC, 4.500%, 09/15/2042	1,114,633	0.0
300,000	TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	308,452	0.0
400,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	434,545	0.0
300,000	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	362,183	0.0
1,000,000	Verizon Communications, Inc., 1.450%, 03/20/2026	1,008,944	0.0
1,000,000	Verizon Communications, Inc., 1.750%, 01/20/2031	959,049	0.0
1,000,000	Verizon Communications, Inc., 2.550%, 03/21/2031	1,022,889	0.0
1,000,000	Verizon Communications, Inc., 2.650%, 11/20/2040	964,120	0.0
750,000	Verizon Communications, Inc., 3.550%, 03/22/2051	802,388	0.0
2,000,000	Verizon Communications, Inc., 4.000%, 03/22/2050	2,302,768	0.1
1,585,000	Verizon Communications, Inc., 4.329%, 09/21/2028	1,845,327	0.1
1,650,000	Verizon Communications, Inc., 4.400%, 11/01/2034	1,967,823	0.1
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/2041	3,793,028	0.1
1,636,000	Verizon Communications, Inc., 4.862%, 08/21/2046	2,120,264	0.1
300,000	ViacomCBS, Inc., 3.700%, 08/15/2024	324,209	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
248,000	ViacomCBS, Inc., 3.875%, 04/01/2024	$266,945	0.0
250,000	ViacomCBS, Inc., 4.000%, 01/15/2026	278,182	0.0
2,500,000	ViacomCBS, Inc., 4.200%, 05/19/2032	2,887,909	0.1
390,000	ViacomCBS, Inc., 4.375%, 03/15/2043	452,348	0.0
440,000	ViacomCBS, Inc., 5.850%, 09/01/2043	603,806	0.0
2,000,000	Vodafone Group PLC, 4.125%, 05/30/2025	2,234,139	0.1
1,000,000	Vodafone Group PLC, 6.150%, 02/27/2037	1,385,476	0.1
200,000	Walt Disney Co/The, 1.750%, 08/30/2024	206,876	0.0
1,000,000	Walt Disney Co/The, 1.750%, 01/13/2026	1,028,768	0.0
1,000,000	Walt Disney Co/The, 2.200%, 01/13/2028	1,037,285	0.0
2,000,000	Walt Disney Co/The, 2.650%, 01/13/2031	2,101,231	0.1
3,000,000	Walt Disney Co/The, 3.500%, 05/13/2040	3,350,430	0.1
1,000,000	Walt Disney Co/The, 3.600%, 01/13/2051	1,136,498	0.0
250,000	Walt Disney Co/The, 4.750%, 09/15/2044	325,633	0.0
1,000,000	WPP Finance 2010, 3.625%, 09/07/2022	1,036,517	0.0
		104,304,928	3.0
	Consumer, Cyclical: 1.4%
196,750	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	201,188	0.0
796,630	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	811,730	0.0
201,250	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	207,910	0.0
1,016,887	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,036,771	0.0
2,000,000	American Honda Finance Corp., 1.200%, 07/08/2025	2,015,426	0.1
500,000	American Honda Finance Corp., 2.000%, 03/24/2028	513,380	0.0
500,000	American Honda Finance Corp., 2.300%, 09/09/2026	526,467	0.0
500,000	AutoZone, Inc., 1.650%, 01/15/2031	476,398	0.0
750,000	AutoZone, Inc., 3.125%, 07/15/2023	784,964	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,000,000	BorgWarner, Inc., 2.650%, 07/01/2027	$1,061,509	0.0
500,000	Cummins, Inc., 1.500%, 09/01/2030	483,298	0.0
250,000	Cummins, Inc., 2.600%, 09/01/2050	239,469	0.0
1,000,000	General Motors Co., 5.400%, 10/02/2023	1,101,749	0.1
750,000	General Motors Co., 6.600%, 04/01/2036	1,030,787	0.0
500,000	General Motors Financial Co., Inc., 1.050%, 03/08/2024	503,014	0.0
500,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	507,934	0.0
500,000	General Motors Financial Co., Inc., 3.150%, 06/30/2022	512,076	0.0
1,000,000	General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,038,063	0.0
750,000	General Motors Financial Co., Inc., 3.700%, 05/09/2023	787,690	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	550,534	0.0
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	562,617	0.0
1,000,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,155,545	0.1
1,000,000	Home Depot, Inc./The, 2.700%, 04/15/2030	1,070,451	0.1
500,000	Home Depot, Inc./The, 2.800%, 09/14/2027	541,341	0.0
1,000,000	Home Depot, Inc./The, 3.300%, 04/15/2040	1,097,606	0.1
2,350,000	Home Depot, Inc./The, 5.875%, 12/16/2036	3,364,496	0.1
500,000	Kohl’s Corp., 3.375%, 05/01/2031	518,215	0.0
500,000	Lear Corp., 4.250%, 05/15/2029	563,349	0.0
500,000	Lear Corp., 5.250%, 05/15/2049	632,307	0.0
750,000	Lowe’s Cos, Inc., 2.625%, 04/01/2031	775,815	0.0
1,000,000	Lowe’s Cos, Inc., 3.100%, 05/03/2027	1,091,357	0.1
500,000	Lowe’s Cos, Inc., 3.650%, 04/05/2029	560,061	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
500,000	Marriott International, Inc./MD, 2.300%, 01/15/2022	$503,641	0.0
500,000	Marriott International, Inc./MD, 2.850%, 04/15/2031	508,231	0.0
500,000	Marriott International, Inc./MD, 3.125%, 02/15/2023	513,539	0.0
500,000	McDonald’s Corp., 3.700%, 01/30/2026	555,854	0.0
400,000	McDonald’s Corp., 4.600%, 05/26/2045	500,378	0.0
500,000	McDonald’s Corp., 4.700%, 12/09/2035	621,477	0.0
325,000	McDonalds Corp., 6.300%, 10/15/2037	466,566	0.0
1,250,000	Mohawk Industries, Inc., 3.850%, 02/01/2023	1,305,381	0.1
500,000	NIKE, Inc., 2.375%, 11/01/2026	532,580	0.0
500,000	NIKE, Inc., 3.375%, 11/01/2046	563,914	0.0
500,000 (1)	Nordstrom, Inc., 4.250%, 08/01/2031	521,352	0.0
300,000	O’Reilly Automotive, Inc., 3.800%, 09/01/2022	308,783	0.0
1,250,000	Starbucks Corp., 3.100%, 03/01/2023	1,304,120	0.1
500,000	Starbucks Corp., 3.550%, 08/15/2029	559,287	0.0
400,000	Tapestry, Inc., 4.250%, 04/01/2025	435,520	0.0
750,000	Target Corp., 2.900%, 01/15/2022	760,984	0.0
1,000,000	Target Corp., 3.500%, 07/01/2024	1,085,299	0.1
1,000,000	TJX Cos, Inc./The, 1.600%, 05/15/2031	963,601	0.0
1,000,000	Toyota Motor Credit Corp., 1.350%, 08/25/2023	1,020,457	0.0
1,000,000	Toyota Motor Credit Corp., 1.800%, 02/13/2025	1,032,801	0.0
500,000	Toyota Motor Credit Corp., 1.900%, 04/06/2028	509,740	0.0
1,000,000	Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,036,679	0.0
1,000,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,098,710	0.1
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	549,227	0.0
379,118	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 06/01/2029	401,516	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
203,830	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	$207,799	0.0
203,829	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	215,344	0.0
883,461	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	927,002	0.0
88,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	95,820	0.0
1,000,000	Walmart, Inc., 3.300%, 04/22/2024	1,073,009	0.1
1,000,000	Walmart, Inc., 3.400%, 06/26/2023	1,059,720	0.0
1,000,000	Walmart, Inc., 3.550%, 06/26/2025	1,103,211	0.1
1,000,000	Walmart, Inc., 3.700%, 06/26/2028	1,139,075	0.1
500,000	Walmart, Inc., 5.250%, 09/01/2035	680,578	0.0
300,000	Whirlpool Corp., 3.700%, 05/01/2025	328,093	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/2024	216,825	0.0
		51,029,630	1.4
	Consumer, Non-cyclical: 4.6%
1,000,000	Abbott Laboratories, 1.400%, 06/30/2030	967,889	0.0
284,000	Abbott Laboratories, 3.750%, 11/30/2026	320,887	0.0
339,000	Abbott Laboratories, 4.750%, 11/30/2036	437,156	0.0
500,000	Abbott Laboratories, 4.750%, 04/15/2043	664,844	0.0
1,000,000	Abbott Laboratories, 4.900%, 11/30/2046	1,371,295	0.1
500,000	AbbVie, Inc., 2.800%, 03/15/2023	516,751	0.0
1,500,000	AbbVie, Inc., 3.200%, 05/14/2026	1,627,646	0.1
1,000,000	AbbVie, Inc., 3.200%, 11/21/2029	1,086,881	0.0
500,000	AbbVie, Inc., 3.250%, 10/01/2022	514,154	0.0
500,000	AbbVie, Inc., 3.450%, 03/15/2022	508,463	0.0
1,250,000	AbbVie, Inc., 3.600%, 05/14/2025	1,364,660	0.1
750,000	AbbVie, Inc., 3.800%, 03/15/2025	820,799	0.0
1,000,000	AbbVie, Inc., 4.050%, 11/21/2039	1,163,050	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,000,000	AbbVie, Inc., 4.250%, 11/21/2049	$1,200,430	0.1
500,000	AbbVie, Inc., 4.300%, 05/14/2036	594,770	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/2046	604,887	0.0
1,000,000	AbbVie, Inc., 4.500%, 05/14/2035	1,206,054	0.1
750,000	AbbVie, Inc., 4.550%, 03/15/2035	911,733	0.0
500,000	Aetna, Inc., 2.750%, 11/15/2022	513,633	0.0
250,000	Aetna, Inc., 3.500%, 11/15/2024	270,650	0.0
300,000	Aetna, Inc., 4.500%, 05/15/2042	360,130	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/2042	314,521	0.0
138,000	Altria Group, Inc., 4.800%, 02/14/2029	160,093	0.0
500,000	Altria Group, Inc., 5.800%, 02/14/2039	618,538	0.0
2,000,000	AmerisourceBergen Corp., 2.800%, 05/15/2030	2,087,030	0.1
250,000	AmerisourceBergen Corp., 4.250%, 03/01/2045	290,666	0.0
500,000	Amgen, Inc., 2.250%, 08/19/2023	517,243	0.0
2,000,000	Amgen, Inc., 2.300%, 02/25/2031	2,025,952	0.1
1,000,000	Amgen, Inc., 3.150%, 02/21/2040	1,043,845	0.0
1,500,000	Amgen, Inc., 4.400%, 05/01/2045	1,824,456	0.1
3,500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,437,886	0.1
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,670,095	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	271,640	0.0
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,788,564	0.1
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,828,567	0.1
750,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,249,350	0.1
750,000	Anthem, Inc., 1.500%, 03/15/2026	759,060	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
750,000	Anthem, Inc., 2.550%, 03/15/2031	$773,581	0.0
250,000	Anthem, Inc., 3.500%, 08/15/2024	269,395	0.0
1,000,000	Anthem, Inc., 3.650%, 12/01/2027	1,120,261	0.1
750,000	Anthem, Inc., 4.101%, 03/01/2028	857,788	0.0
250,000	Anthem, Inc., 4.650%, 08/15/2044	312,688	0.0
100,000	AstraZeneca PLC, 3.500%, 08/17/2023	106,265	0.0
1,000,000	AstraZeneca PLC, 4.000%, 01/17/2029	1,150,202	0.1
1,000,000	AstraZeneca PLC, 4.375%, 08/17/2048	1,255,563	0.1
1,400,000	AstraZeneca PLC, 6.450%, 09/15/2037	2,095,433	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	548,448	0.0
1,000,000	BAT Capital Corp., 3.222%, 08/15/2024	1,062,699	0.0
224,000	Baxalta, Inc., 4.000%, 06/23/2025	247,463	0.0
1,000,000	Becton Dickinson and Co., 1.957%, 02/11/2031	976,521	0.0
750,000	Biogen, Inc., 4.050%, 09/15/2025	835,580	0.0
500,000	Boston Scientific Corp., 1.900%, 06/01/2025	516,241	0.0
500,000	Boston Scientific Corp., 2.650%, 06/01/2030	517,641	0.0
200,000	Boston Scientific Corp., 3.375%, 05/15/2022	205,408	0.0
1,000,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	985,716	0.0
1,000,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	964,619	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	537,803	0.0
236,000	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	262,905	0.0
1,000,000	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,144,462	0.1
500,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	653,533	0.0
380,000	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	520,575	0.0
1,000,000	Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,088,449	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/2023	522,299	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/2045	598,664	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Cigna Corp., 1.250%, 03/15/2026	$501,717	0.0
500,000	Cigna Corp., 2.375%, 03/15/2031	507,482	0.0
750,000	Cigna Corp., 3.250%, 04/15/2025	808,928	0.0
500,000	Cigna Corp., 3.400%, 03/01/2027	548,867	0.0
500,000	Cigna Corp., 3.400%, 03/15/2051	522,855	0.0
250,000	Cigna Corp., 3.500%, 06/15/2024	268,162	0.0
1,000,000	Cigna Corp., 4.800%, 08/15/2038	1,246,862	0.1
500,000	Cigna Corp., 4.800%, 07/15/2046	636,632	0.0
500,000	Cigna Corp., 4.900%, 12/15/2048	645,133	0.0
1,000,000	Clorox Co/The, 1.800%, 05/15/2030	983,437	0.0
750,000	Clorox Co/The, 3.050%, 09/15/2022	769,370	0.0
1,000,000	Coca-Cola Co., 1.650%, 06/01/2030	983,501	0.0
1,000,000	Coca-Cola Co., 2.500%, 03/15/2051	944,227	0.0
1,000,000	Coca-Cola Co., 2.900%, 05/25/2027	1,094,341	0.1
500,000	Coca-Cola Co/The, 1.500%, 03/05/2028	502,230	0.0
1,500,000	Coca-Cola Co/The, 2.000%, 03/05/2031	1,516,155	0.1
500,000	Coca-Cola Co/The, 3.000%, 03/05/2051	521,304	0.0
750,000	Colgate-Palmolive Co., 2.250%, 11/15/2022	770,183	0.0
222,000	Conagra Brands, Inc., 3.200%, 01/25/2023	229,507	0.0
1,000,000	Constellation Brands, Inc., 3.200%, 02/15/2023	1,042,609	0.0
1,500,000	CVS Health Corp., 2.700%, 08/21/2040	1,456,707	0.1
750,000	CVS Health Corp., 2.750%, 12/01/2022	770,810	0.0
250,000	CVS Health Corp., 3.375%, 08/12/2024	268,845	0.0
137,000	CVS Health Corp., 3.700%, 03/09/2023	144,312	0.0
443,000	CVS Health Corp., 3.875%, 07/20/2025	489,290	0.0
1,000,000	CVS Health Corp., 4.300%, 03/25/2028	1,149,730	0.1
1,000,000	CVS Health Corp., 4.780%, 03/25/2038	1,232,081	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,000,000	CVS Health Corp., 5.050%, 03/25/2048	$2,602,578	0.1
1,000,000	CVS Health Corp., 5.125%, 07/20/2045	1,302,790	0.1
200,000	CVS Health Corp., 5.300%, 12/05/2043	265,802	0.0
2,000,000	Diageo Capital PLC, 2.125%, 04/29/2032	2,010,384	0.1
1,000,000	Diageo Capital PLC, 3.500%, 09/18/2023	1,065,384	0.0
1,000,000	Diageo Capital PLC, 3.875%, 05/18/2028	1,139,186	0.1
3,750,000	Eli Lilly & Co., 2.250%, 05/15/2050	3,407,575	0.1
500,000	Estee Lauder Cos, Inc./The, 1.950%, 03/15/2031	500,712	0.0
300,000	Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	332,115	0.0
500,000	Flowers Foods, Inc., 2.400%, 03/15/2031	501,385	0.0
751,000 (1)(2)	General Mills, Inc., 3.000%, 02/01/2051	759,107	0.0
500,000	Gilead Sciences, Inc., 2.500%, 09/01/2023	520,899	0.0
750,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	813,414	0.0
260,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	286,777	0.0
150,000	Gilead Sciences, Inc., 3.700%, 04/01/2024	161,286	0.0
250,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	295,162	0.0
200,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	245,108	0.0
750,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	952,806	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	443,807	0.0
500,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	750,249	0.0
750,000	Hershey Co/The, 2.300%, 08/15/2026	797,681	0.0
1,750,000	Humana, Inc., 3.850%, 10/01/2024	1,900,003	0.1
500,000	Humana, Inc., 4.950%, 10/01/2044	648,097	0.0
1,000,000	Johnson & Johnson, 2.450%, 03/01/2026	1,066,531	0.0
1,000,000	Johnson & Johnson, 2.900%, 01/15/2028	1,093,686	0.1
500,000	Johnson & Johnson, 2.950%, 03/03/2027	547,076	0.0
1,000,000	Johnson & Johnson, 3.625%, 03/03/2037	1,168,831	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Johnson & Johnson, 3.700%, 03/01/2046	$595,693	0.0
500,000	Johnson & Johnson, 3.750%, 03/03/2047	602,757	0.0
1,000,000	Kellogg Co., 2.100%, 06/01/2030	1,006,812	0.0
500,000	Kellogg Co., 3.250%, 04/01/2026	547,733	0.0
500,000	Keurig Dr Pepper, Inc., 0.750%, 03/15/2024	500,599	0.0
500,000	Keurig Dr Pepper, Inc., 2.250%, 03/15/2031	504,560	0.0
500,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	526,096	0.0
250,000	Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	273,683	0.0
350,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	426,752	0.0
1,000,000	Kroger Co., 2.650%, 10/15/2026	1,061,932	0.0
250,000	Kroger Co/The, 4.450%, 02/01/2047	298,186	0.0
879,000	Kroger Co/The, 7.500%, 04/01/2031	1,259,246	0.1
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	300,593	0.0
500,000	McCormick & Co., Inc./MD, 1.850%, 02/15/2031	483,294	0.0
1,000,000	McKesson Corp., 0.900%, 12/03/2025	985,952	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	325,490	0.0
311,000	Medtronic, Inc., 3.500%, 03/15/2025	341,569	0.0
716,000	Medtronic, Inc., 4.375%, 03/15/2035	891,907	0.0
72,000	Medtronic, Inc., 4.625%, 03/15/2045	94,622	0.0
1,000,000	Merck & Co., Inc., 0.750%, 02/24/2026	994,859	0.0
1,000,000 (2)	Merck & Co., Inc., 1.450%, 06/24/2030	974,563	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/2045	288,830	0.0
1,000,000	Merck & Co., Inc., 3.900%, 03/07/2039	1,188,406	0.1
1,000,000	Merck & Co., Inc., 4.150%, 05/18/2043	1,229,920	0.1
500,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	615,053	0.0
1,000,000 (2)	Mondelez International, Inc., 2.750%, 04/13/2030	1,054,300	0.0
200,000	Mylan, Inc., 4.200%, 11/29/2023	214,643	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Novartis Capital Corp., 2.200%, 08/14/2030	$516,804	0.0
500,000	Novartis Capital Corp., 2.400%, 05/17/2022	508,896	0.0
500,000	Novartis Capital Corp., 2.750%, 08/14/2050	503,677	0.0
500,000	Novartis Capital Corp., 3.100%, 05/17/2027	547,089	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/2024	539,336	0.0
1,000,000	PayPal Holdings, Inc., 1.650%, 06/01/2025	1,027,056	0.0
1,000,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	1,035,794	0.0
2,500,000	PepsiCo, Inc., 1.625%, 05/01/2030	2,461,850	0.1
500,000	PepsiCo, Inc., 2.250%, 05/02/2022	507,854	0.0
1,000,000	PepsiCo, Inc., 3.600%, 03/01/2024	1,075,327	0.0
500,000	PepsiCo, Inc., 4.000%, 03/05/2042	607,556	0.0
250,000	PepsiCo, Inc., 4.250%, 10/22/2044	310,271	0.0
750,000	Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	808,625	0.0
1,000,000	Pfizer, Inc., 3.450%, 03/15/2029	1,125,989	0.1
1,000,000	Pfizer, Inc., 3.900%, 03/15/2039	1,200,360	0.1
1,000,000	Pfizer, Inc., 4.100%, 09/15/2038	1,221,432	0.1
500,000	Pfizer, Inc., 4.125%, 12/15/2046	622,705	0.0
500,000	Pfizer, Inc., 4.000%, 12/15/2036	607,248	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/2043	1,257,717	0.1
500,000	Philip Morris International, Inc., 2.125%, 05/10/2023	514,959	0.0
750,000	Philip Morris International, Inc., 2.500%, 11/02/2022	770,316	0.0
500,000	Philip Morris International, Inc., 2.625%, 02/18/2022	506,548	0.0
500,000	Philip Morris International, Inc., 3.125%, 03/02/2028	545,872	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/2024	270,521	0.0
500,000	Philip Morris International, Inc., 3.875%, 08/21/2042	554,261	0.0
750,000	Procter & Gamble Co/The, 1.000%, 04/23/2026	756,129	0.0
750,000 (2)	Procter & Gamble Co/The, 1.950%, 04/23/2031	764,578	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,000,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	$1,045,194	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/2035	604,633	0.0
1,250,000	Reynolds American, Inc., 6.150%, 09/15/2043	1,567,928	0.1
1,000,000	Sanofi, 3.625%, 06/19/2028	1,141,380	0.1
500,000	Stryker Corp., 3.500%, 03/15/2026	552,300	0.0
750,000	Tyson Foods, Inc., 3.550%, 06/02/2027	831,251	0.0
150,000	Unilever Capital Corp., 2.600%, 05/05/2024	158,268	0.0
500,000	Unilever Capital Corp., 3.250%, 03/07/2024	534,583	0.0
1,000,000	Unilever Capital Corp., 3.500%, 03/22/2028	1,125,948	0.1
1,000,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	1,008,941	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/2023	516,753	0.0
1,000,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,014,411	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/2021	303,735	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/2023	521,557	0.0
500,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	505,943	0.0
500,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	544,472	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	545,894	0.0
500,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	517,236	0.0
1,000,000	UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,060,953	0.0
1,000,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,150,319	0.1
1,000,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,234,390	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	316,271	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	328,417	0.0
1,000,000	Zoetis, Inc., 2.000%, 05/15/2030	996,968	0.0
1,000,000	Zoetis, Inc., 3.000%, 05/15/2050	1,035,126	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/2025	567,364	0.0
		162,665,233	4.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.1%
1,000,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	$1,078,012	0.0
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	279,775	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	593,409	0.0
500,000	BP Capital Markets America, Inc., 2.112%, 09/16/2021	501,148	0.0
500,000	BP Capital Markets America, Inc., 2.520%, 09/19/2022	512,358	0.0
1,000,000	BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,041,811	0.0
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	540,258	0.0
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	271,337	0.0
500,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	529,595	0.0
500,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	503,842	0.0
1,000,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,141,448	0.1
250,000	BP Capital Markets PLC, 3.535%, 11/04/2024	272,488	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/2024	541,110	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	268,986	0.0
500,000	Chevron Corp., 2.566%, 05/16/2023	519,138	0.0
500,000	Chevron Corp., 2.895%, 03/03/2024	529,463	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	542,260	0.0
1,000,000	Chevron Corp., 2.978%, 05/11/2040	1,050,419	0.0
300,000	Chevron USA, Inc., 3.900%, 11/15/2024	329,329	0.0
700,000	Chevron USA, Inc., 5.050%, 11/15/2044	940,632	0.0
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	150,244	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	602,430	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/2039	2,960,516	0.1
500,000	Ecopetrol SA, 4.125%, 01/16/2025	527,490	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/2024	268,657	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
250,000	Enbridge, Inc., 4.500%, 06/10/2044	$295,951	0.0
500,000	Energy Transfer L.P., 3.450%, 01/15/2023	517,379	0.0
500,000	Energy Transfer L.P., 3.600%, 02/01/2023	518,958	0.0
500,000	Energy Transfer L.P., 4.950%, 01/15/2043	553,798	0.0
800,000	Energy Transfer L.P., 6.125%, 12/15/2045	1,021,391	0.0
1,809,000	Energy Transfer L.P., 6.500%, 02/01/2042	2,352,377	0.1
1,000,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	994,341	0.0
500,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	553,664	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	109,139	0.0
500,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	559,376	0.0
300,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	355,857	0.0
1,100,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,347,176	0.1
1,750,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,168,823	0.1
1,950,000	EOG Resources, Inc., 2.625%, 03/15/2023	2,013,542	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	281,656	0.0
1,000,000	Equinor ASA, 2.375%, 05/22/2030	1,031,998	0.0
250,000	Equinor ASA, 2.750%, 11/10/2021	252,265	0.0
500,000	Equinor ASA, 3.625%, 09/10/2028	562,482	0.0
500,000	Equinor ASA, 3.950%, 05/15/2043	586,421	0.0
500,000	Exxon Mobil Corp., 2.726%, 03/01/2023	517,871	0.0
500,000	Exxon Mobil Corp., 3.043%, 03/01/2026	543,063	0.0
500,000	Exxon Mobil Corp., 4.114%, 03/01/2046	590,824	0.0
500,000 (2)	Halliburton Co., 2.920%, 03/01/2030	520,057	0.0
27,000	Halliburton Co., 3.500%, 08/01/2023	28,478	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
31,000	Halliburton Co., 3.800%, 11/15/2025	$34,290	0.0
500,000	Halliburton Co., 4.750%, 08/01/2043	584,825	0.0
500,000	Halliburton Co., 4.850%, 11/15/2035	589,371	0.0
1,000,000	Hess Corp., 5.600%, 02/15/2041	1,250,003	0.1
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	527,786	0.0
167,000	Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	172,370	0.0
400,000	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	436,085	0.0
400,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	503,089	0.0
1,325,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,898,317	0.1
750,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	721,818	0.0
500,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	510,495	0.0
500,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	556,930	0.0
500,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	609,309	0.0
500,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	648,358	0.0
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,618,969	0.1
250,000	Marathon Oil Corp., 3.850%, 06/01/2025	272,416	0.0
500,000	Marathon Oil Corp., 5.200%, 06/01/2045	601,682	0.0
400,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	474,779	0.0
1,000,000	MPLX L.P., 4.000%, 03/15/2028	1,118,433	0.1
1,000,000	MPLX L.P., 4.875%, 12/01/2024	1,120,171	0.1
1,000,000	ONEOK Partners L.P., 6.200%, 09/15/2043	1,320,262	0.1
500,000 (2)	Petroleos Mexicanos, 4.875%, 01/18/2024	525,375	0.0
1,500,000	Phillips 66, 3.900%, 03/15/2028	1,684,860	0.1
250,000	Phillips 66, 4.650%, 11/15/2034	300,670	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	Pioneer Natural Resources Co., 3.950%, 07/15/2022	$512,675	0.0
750,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	839,643	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	265,436	0.0
1,500,000 (2)	Schlumberger Investment SA, 2.650%, 06/26/2030	1,577,265	0.1
500,000	Shell International Finance BV, 1.750%, 09/12/2021	501,489	0.0
1,040,000	Shell International Finance BV, 2.875%, 05/10/2026	1,124,251	0.1
1,000,000	Shell International Finance BV, 3.250%, 05/11/2025	1,085,836	0.0
500,000	Shell International Finance BV, 3.750%, 09/12/2046	568,257	0.0
1,500,000	Shell International Finance BV, 4.125%, 05/11/2035	1,786,965	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	307,051	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	705,190	0.0
500,000	Suncor Energy, Inc., 3.750%, 03/04/2051	541,854	0.0
1,450,000	Suncor Energy, Inc., 6.500%, 06/15/2038	2,056,507	0.1
500,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	523,032	0.0
2,000,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,375,040	0.1
1,000,000	TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,552,686	0.1
1,000,000	Valero Energy Corp., 6.625%, 06/15/2037	1,372,478	0.1
1,250,000	Williams Cos, Inc./The, 2.600%, 03/15/2031	1,267,180	0.1
400,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	443,173	0.0
500,000	Williams Cos, Inc./The, 4.300%, 03/04/2024	543,402	0.0
500,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	624,521	0.0
500,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	635,047	0.0
		74,062,683	2.1
	Financial: 9.4%
500,000	Air Lease Corp., 3.000%, 09/15/2023	522,867	0.0
500,000	Air Lease Corp., 3.500%, 01/15/2022	508,320	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	$975,286	0.0
500,000 (2)	Allstate Corp./The, 1.450%, 12/15/2030	478,725	0.0
1,000,000	Allstate Corp./The, 3.280%, 12/15/2026	1,104,599	0.1
1,000,000	American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	1,111,352	0.1
750,000	American Express Co., 3.000%, 10/30/2024	804,800	0.0
1,000,000	American Express Co., 3.400%, 02/27/2023	1,047,145	0.0
500,000	American Express Credit Corp., 2.700%, 03/03/2022	507,343	0.0
1,000,000	American Express Credit Corp., 3.300%, 05/03/2027	1,106,932	0.1
1,000,000	American International Group, Inc., 3.750%, 07/10/2025	1,102,990	0.1
1,000,000	American International Group, Inc., 4.375%, 06/30/2050	1,219,328	0.1
900,000	American International Group, Inc., 4.500%, 07/16/2044	1,093,955	0.1
250,000	American International Group, Inc., 4.700%, 07/10/2035	305,146	0.0
500,000	American Tower Corp., 1.600%, 04/15/2026	505,621	0.0
500,000	American Tower Corp., 2.700%, 04/15/2031	516,315	0.0
500,000	American Tower Corp., 3.375%, 10/15/2026	545,318	0.0
1,000,000	American Tower Corp., 3.500%, 01/31/2023	1,047,923	0.0
750,000	American Tower Corp., 3.550%, 07/15/2027	825,462	0.0
500,000	Aon Corp., 3.750%, 05/02/2029	563,287	0.0
1,000,000	Aon PLC, 4.450%, 05/24/2043	1,190,768	0.1
500,000	Aon PLC, 4.600%, 06/14/2044	628,938	0.0
500,000	Aon PLC, 4.750%, 05/15/2045	642,834	0.0
400,000	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	446,832	0.0
500,000	AvalonBay Communities, Inc., 2.300%, 03/01/2030	513,505	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	AvalonBay Communities, Inc., 2.850%, 03/15/2023	$517,026	0.0
500,000	AvalonBay Communities, Inc., 2.950%, 09/15/2022	512,712	0.0
600,000	Banco Santander SA, 3.125%, 02/23/2023	625,149	0.0
800,000	Banco Santander SA, 3.500%, 04/11/2022	819,516	0.0
600,000	Banco Santander SA, 3.800%, 02/23/2028	663,923	0.0
400,000	Banco Santander SA, 4.250%, 04/11/2027	451,667	0.0
400,000	Banco Santander SA, 5.179%, 11/19/2025	457,411	0.0
500,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	504,117	0.0
1,281,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	1,246,515	0.1
500,000 (3)	Bank of America Corp., 2.496%, 02/13/2031	511,040	0.0
2,000,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	2,063,320	0.1
2,500,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	2,429,963	0.1
500,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	514,734	0.0
500,000 (3)	Bank of America Corp., 2.881%, 04/24/2023	510,303	0.0
1,000,000 (3)	Bank of America Corp., 3.093%, 10/01/2025	1,065,881	0.0
500,000 (3)	Bank of America Corp., 3.311%, 04/22/2042	529,600	0.0
2,000,000	Bank of America Corp., 3.300%, 01/11/2023	2,087,886	0.1
2,384,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	2,598,171	0.1
1,000,000	Bank of America Corp., 3.500%, 04/19/2026	1,102,213	0.1
500,000 (3)	Bank of America Corp., 3.550%, 03/05/2024	525,444	0.0
1,020,000 (3)	Bank of America Corp., 3.824%, 01/20/2028	1,132,959	0.1
1,500,000	Bank of America Corp., 3.950%, 04/21/2025	1,647,355	0.1
1,280,000	Bank of America Corp., 4.183%, 11/25/2027	1,434,836	0.1
1,000,000	Bank of America Corp., 4.250%, 10/22/2026	1,129,885	0.1
2,000,000	Bank of America Corp., 4.450%, 03/03/2026	2,272,603	0.1
750,000	Bank of Montreal, 2.350%, 09/11/2022	768,997	0.0
1,000,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	1,103,684	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Bank of New York Mellon Corp./The, 0.500%, 04/26/2024	$499,694	0.0
500,000	Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	506,275	0.0
750,000 (3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	765,347	0.0
1,000,000	Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,039,869	0.0
750,000	Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	825,287	0.0
500,000 (3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	550,974	0.0
500,000	Bank of New York Mellon Corp., 2.200%, 08/16/2023	518,033	0.0
700,000	Bank of New York Mellon Corp., 3.000%, 10/30/2028	766,660	0.0
500,000	Bank of Nova Scotia/The, 2.450%, 09/19/2022	513,199	0.0
500,000	Bank of Nova Scotia, 4.500%, 12/16/2025	566,952	0.0
1,000,000 (3)	Barclays PLC, 2.667%, 03/10/2032	1,006,375	0.0
750,000 (3)	Barclays PLC, 3.811%, 03/10/2042	792,825	0.0
750,000	Barclays PLC, 4.375%, 01/12/2026	840,225	0.0
1,000,000	Barclays PLC, 5.200%, 05/12/2026	1,144,765	0.1
250,000	Barclays PLC, 5.250%, 08/17/2045	333,200	0.0
1,000,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,237,796	0.1
1,000,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,093,736	0.1
2,000,000	BlackRock, Inc., 1.900%, 01/28/2031	2,003,709	0.1
500,000	BNP Paribas SA, 3.250%, 03/03/2023	524,150	0.0
1,000,000 (1)	BNP Paribas SA, 3.500%, 11/16/2027	1,091,915	0.1
1,000,000	Boston Properties L.P., 2.550%, 04/01/2032	1,007,250	0.0
500,000	Boston Properties L.P., 3.250%, 01/30/2031	536,110	0.0
1,000,000 (1)	BPCE SA, 3.250%, 01/11/2028	1,088,056	0.1
1,500,000	Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,827,135	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
750,000	Brookfield Finance, Inc., 2.724%, 04/15/2031	$772,883	0.0
500,000	Capital One Financial Corp., 3.200%, 01/30/2023	520,726	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/2025	537,638	0.0
500,000	Capital One Financial Corp., 3.300%, 10/30/2024	538,871	0.0
1,000,000	Capital One Financial Corp., 3.650%, 05/11/2027	1,111,246	0.1
500,000	Capital One Financial Corp., 3.750%, 04/24/2024	540,665	0.0
500,000	Capital One Financial Corp., 3.750%, 07/28/2026	552,147	0.0
500,000	Capital One Financial Corp., 3.800%, 01/31/2028	563,853	0.0
500,000	Capital One Financial Corp., 4.200%, 10/29/2025	558,591	0.0
500,000	Charles Schwab Corp./The, 0.750%, 03/18/2024	502,994	0.0
1,000,000	Charles Schwab Corp./The, 2.650%, 01/25/2023	1,033,956	0.0
1,000,000	Charles Schwab Corp./The, 3.200%, 01/25/2028	1,103,187	0.1
1,000,000	Chubb Corp./The, 6.000%, 05/11/2037	1,449,771	0.1
750,000	Chubb INA Holdings, Inc., 2.700%, 03/13/2023	780,299	0.0
1,000,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	1,018,658	0.0
1,410,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	1,450,936	0.1
750,000	Citigroup, Inc., 2.700%, 10/27/2022	771,917	0.0
500,000 (3)	Citigroup, Inc., 2.876%, 07/24/2023	512,935	0.0
1,000,000 (3)	Citigroup, Inc., 3.142%, 01/24/2023	1,015,250	0.0
500,000	Citigroup, Inc., 3.400%, 05/01/2026	546,212	0.0
1,000,000	Citigroup, Inc., 3.500%, 05/15/2023	1,054,596	0.0
1,000,000 (3)	Citigroup, Inc., 3.878%, 01/24/2039	1,155,578	0.1
1,500,000 (3)	Citigroup, Inc., 3.887%, 01/10/2028	1,670,754	0.1
1,000,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	1,134,015	0.1
750,000	Citigroup, Inc., 4.050%, 07/30/2022	779,387	0.0
1,500,000	Citigroup, Inc., 4.125%, 07/25/2028	1,691,211	0.1
700,000	Citigroup, Inc., 4.000%, 08/05/2024	762,724	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Citigroup, Inc., 4.300%, 11/20/2026	$565,203	0.0
500,000	Citigroup, Inc., 4.400%, 06/10/2025	558,822	0.0
1,000,000	Citigroup, Inc., 4.450%, 09/29/2027	1,143,345	0.1
500,000	Citigroup, Inc., 4.600%, 03/09/2026	569,570	0.0
793,000	Citigroup, Inc., 5.300%, 05/06/2044	1,072,991	0.0
615,000	Citigroup, Inc., 8.125%, 07/15/2039	1,065,056	0.0
1,000,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	1,084,505	0.1
300,000	CNA Financial Corp., 4.500%, 03/01/2026	340,775	0.0
250,000	Comerica, Inc., 3.800%, 07/22/2026	277,232	0.0
500,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	550,938	0.0
500,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	523,568	0.0
500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	558,700	0.0
500,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	504,423	0.0
10,000,000 (1)(2)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,604,377	0.3
750,000 (1)	Credit Suisse Group AG, 3.574%, 01/09/2023	761,967	0.0
1,000,000	Credit Suisse Group AG, 3.800%, 06/09/2023	1,060,172	0.0
750,000 (1)	Credit Suisse Group AG, 4.282%, 01/09/2028	834,878	0.0
500,000	Crown Castle International Corp., 1.050%, 07/15/2026	488,798	0.0
1,000,000	Crown Castle International Corp., 2.100%, 04/01/2031	975,468	0.0
500,000	Crown Castle International Corp., 2.900%, 04/01/2041	487,333	0.0
1,000,000	Crown Castle International Corp., 3.150%, 07/15/2023	1,050,371	0.0
1,000,000 (3)	Deutsche Bank AG/New York NY, 1.447%, 04/01/2025	1,006,368	0.0
1,000,000 (3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	1,081,767	0.1
400,000	Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	438,929	0.0
500,000	Discover Bank, 3.200%, 08/09/2021	500,327	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Discover Bank, 4.200%, 08/08/2023	$538,657	0.0
400,000	Discover Bank, 4.250%, 03/13/2026	449,300	0.0
1,000,000	Duke Realty L.P., 1.750%, 07/01/2030	961,913	0.0
500,000	EPR Properties, 4.500%, 04/01/2025	535,665	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/2044	630,905	0.0
500,000	Federal Realty Investment Trust, 3.500%, 06/01/2030	549,647	0.0
750,000	Fifth Third Bancorp, 2.600%, 06/15/2022	765,691	0.0
1,000,000	Fifth Third Bancorp, 3.500%, 03/15/2022	1,019,721	0.0
400,000	Fifth Third Bancorp, 4.300%, 01/16/2024	433,719	0.0
750,000	Franklin Resources, Inc., 1.600%, 10/30/2030	720,202	0.0
1,000,000	GE Capital Funding LLC, 4.050%, 05/15/2027	1,132,448	0.1
1,000,000	GE Capital Funding LLC, 4.550%, 05/15/2032	1,196,201	0.1
5,801,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,962,607	0.2
1,750,000 (3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,745,819	0.1
500,000 (3)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	511,138	0.0
1,580,000 (3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,592,549	0.1
500,000 (3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	523,768	0.0
500,000	Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	521,812	0.0
500,000	Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	544,139	0.0
500,000	Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	553,381	0.0
500,000 (3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	559,795	0.0
500,000	Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	551,355	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Goldman Sachs Group, Inc., 3.750%, 05/22/2025	$547,185	0.0
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,081,977	0.1
750,000	Goldman Sachs Group, Inc., 5.750%, 01/24/2022	773,246	0.0
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,833,685	0.2
1,000,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,050,085	0.0
1,000,000 (3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,075,749	0.0
750,000 (3)	HSBC Holdings PLC, 4.292%, 09/12/2026	835,237	0.0
300,000	HSBC Holdings PLC, 4.300%, 03/08/2026	338,626	0.0
500,000	HSBC Holdings PLC, 4.375%, 11/23/2026	564,279	0.0
500,000 (3)	HSBC Holdings PLC, 4.583%, 06/19/2029	578,268	0.0
500,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	556,250	0.0
3,400,000	HSBC Holdings PLC, 6.500%, 09/15/2037	4,737,309	0.2
250,000	HSBC USA, Inc., 3.500%, 06/23/2024	270,954	0.0
1,000,000	Huntington National Bank/ The, 3.550%, 10/06/2023	1,067,136	0.0
500,000	ING Groep NV, 3.150%, 03/29/2022	510,790	0.0
1,000,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	950,244	0.0
1,000,000	Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	1,122,677	0.1
900,000	Jefferies Group LLC, 5.125%, 01/20/2023	962,255	0.0
1,500,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	1,439,720	0.1
1,000,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,024,693	0.0
1,500,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	1,432,834	0.1
1,000,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	1,027,023	0.0
500,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	538,568	0.0
2,000,000 (3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	2,103,187	0.1
1,000,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	1,039,340	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
750,000	JPMorgan Chase & Co., 3.125%, 01/23/2025	$805,197	0.0
1,250,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	1,302,596	0.1
750,000 (3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	796,988	0.0
1,000,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	1,069,302	0.0
1,000,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,102,994	0.1
750,000 (3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	825,071	0.0
1,000,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,111,130	0.1
750,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	865,765	0.0
1,000,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	1,132,214	0.1
1,000,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	1,140,763	0.1
2,375,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	3,262,661	0.1
500,000	Kemper Corp., 4.350%, 02/15/2025	547,160	0.0
500,000	KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	512,098	0.0
750,000	KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	765,314	0.0
500,000	KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	545,384	0.0
500,000	Kilroy Realty L.P., 2.500%, 11/15/2032	494,364	0.0
400,000	Kilroy Realty L.P., 4.250%, 08/15/2029	451,331	0.0
250,000	Kilroy Realty L.P., 4.375%, 10/01/2025	277,319	0.0
1,500,000	Kimco Realty Corp., 2.700%, 10/01/2030	1,543,409	0.1
1,000,000	Korea Development Bank/ The, 1.000%, 09/09/2026	992,068	0.0
3,000,000	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,041,075	0.1
10,000,000	Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,144,063	0.3
3,000,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	2,842,461	0.1
750,000	Lincoln National Corp., 3.625%, 12/12/2026	831,596	0.0
1,000,000	Lincoln National Corp., 3.800%, 03/01/2028	1,120,041	0.1
500,000	Lincoln National Corp., 4.200%, 03/15/2022	513,479	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	$515,682	0.0
750,000	Lloyds Banking Group PLC, 3.000%, 01/11/2022	760,987	0.0
500,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	547,261	0.0
1,000,000	Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,084,621	0.1
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/2026	566,555	0.0
250,000	Loews Corp., 3.750%, 04/01/2026	278,282	0.0
1,000,000	Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,018,603	0.0
500,000 (3)	Manulife Financial Corp., 4.061%, 02/24/2032	552,462	0.0
500,000	Manulife Financial Corp., 4.150%, 03/04/2026	564,204	0.0
500,000	Manulife Financial Corp., 5.375%, 03/04/2046	702,354	0.0
1,000,000	Markel Corp., 3.625%, 03/30/2023	1,051,155	0.0
1,000,000	Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	1,014,085	0.0
400,000	Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	435,173	0.0
500,000	Mastercard, Inc., 2.950%, 03/15/2051	523,647	0.0
1,000,000	Mastercard, Inc., 3.500%, 02/26/2028	1,125,251	0.1
500,000	MetLife, Inc., 3.048%, 12/15/2022	519,715	0.0
500,000	MetLife, Inc., 4.050%, 03/01/2045	598,909	0.0
400,000	MetLife, Inc., 4.125%, 08/13/2042	478,248	0.0
300,000	MetLife, Inc., 4.721%, 12/15/2044	389,732	0.0
750,000 (1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	832,309	0.0
1,000,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	951,653	0.0
500,000	Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	525,312	0.0
500,000 (2)	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	549,538	0.0
750,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	839,026	0.0
500,000	Mizuho Financial Group, Inc., 2.601%, 09/11/2022	513,644	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000 (3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	$535,895	0.0
500,000 (3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	577,599	0.0
1,250,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	1,259,391	0.1
1,000,000	Morgan Stanley, 3.125%, 01/23/2023	1,042,879	0.0
500,000	Morgan Stanley, 3.125%, 07/27/2026	542,258	0.0
500,000 (3)	Morgan Stanley, 3.217%, 04/22/2042	530,602	0.0
1,750,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,939,767	0.1
750,000	Morgan Stanley, 3.625%, 01/20/2027	832,304	0.0
500,000	Morgan Stanley, 3.700%, 10/23/2024	545,713	0.0
1,000,000 (3)	Morgan Stanley, 3.772%, 01/24/2029	1,123,085	0.1
750,000	Morgan Stanley, 3.875%, 04/29/2024	816,059	0.0
500,000	Morgan Stanley, 3.875%, 01/27/2026	559,211	0.0
750,000	Morgan Stanley, 3.950%, 04/23/2027	838,542	0.0
1,000,000	Morgan Stanley, 4.100%, 05/22/2023	1,065,068	0.0
750,000	Morgan Stanley, 4.000%, 07/23/2025	834,832	0.0
500,000	Morgan Stanley, 4.350%, 09/08/2026	566,629	0.0
800,000	Morgan Stanley, 4.875%, 11/01/2022	845,326	0.0
1,000,000	Morgan Stanley, 5.000%, 11/24/2025	1,153,781	0.1
500,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	532,737	0.0
1,000,000	National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,044,152	0.0
300,000	National Retail Properties, Inc., 4.000%, 11/15/2025	331,925	0.0
1,000,000 (3)	Natwest Group PLC, 3.073%, 05/22/2028	1,055,977	0.0
500,000	Natwest Group PLC, 4.800%, 04/05/2026	572,735	0.0
300,000	Northern Trust Corp., 2.375%, 08/02/2022	307,048	0.0
750,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	816,168	0.0
250,000	Northern Trust Corp., 3.950%, 10/30/2025	282,010	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,000,000	Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	$2,951,661	0.1
3,000,000 (1)	Ontario Teachers’ Finance Trust, 0.375%, 09/29/2023	2,996,570	0.1
2,000,000 (1)	Ontario Teachers’ Finance Trust, 1.625%, 09/12/2024	2,061,150	0.1
750,000	ORIX Corp., 2.250%, 03/09/2031	756,864	0.0
500,000	Owl Rock Capital Corp., 2.625%, 01/15/2027	501,721	0.0
500,000	PNC Bank NA, 2.700%, 11/01/2022	514,932	0.0
750,000	PNC Bank NA, 3.100%, 10/25/2027	821,670	0.0
500,000	PNC Bank NA, 3.250%, 01/22/2028	552,392	0.0
1,000,000 (3)	PNC Financial Services Group, Inc./The, 2.307%, 04/23/2032	1,022,638	0.0
500,000 (3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	517,467	0.0
500,000	Primerica, Inc., 4.750%, 07/15/2022	521,010	0.0
1,500,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	1,496,593	0.1
300,000	Principal Financial Group, Inc., 3.125%, 05/15/2023	314,551	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/2022	1,034,584	0.0
1,000,000	Private Export Funding Corp., 3.250%, 06/15/2025	1,087,778	0.1
1,000,000	Private Export Funding Corp., 3.550%, 01/15/2024	1,077,040	0.0
1,000,000	Progressive Corp./The, 4.000%, 03/01/2029	1,149,693	0.1
750,000	Prologis L.P., 3.250%, 10/01/2026	824,340	0.0
1,000,000 (2)	Prudential Financial, Inc., 3.878%, 03/27/2028	1,145,028	0.1
500,000 (3)	Prudential Financial, Inc., 5.375%, 05/15/2045	554,847	0.0
1,000,000 (3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,073,627	0.0
500,000 (2)	Public Storage, 1.850%, 05/01/2028	504,172	0.0
250,000 (2)	Public Storage, 2.300%, 05/01/2031	255,241	0.0
750,000	Public Storage, 2.370%, 09/15/2022	767,045	0.0
250,000	Public Storage, 3.094%, 09/15/2027	274,357	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,500,000	Realty Income Corp., 3.250%, 01/15/2031	$1,636,690	0.1
400,000	Realty Income Corp., 3.875%, 07/15/2024	434,587	0.0
300,000	Realty Income Corp., 4.125%, 10/15/2026	340,520	0.0
1,000,000	Royal Bank of Canada, 0.875%, 01/20/2026	986,875	0.0
1,000,000	Royal Bank of Canada, 2.750%, 02/01/2022	1,014,863	0.0
500,000	Royal Bank of Canada, 4.650%, 01/27/2026	573,302	0.0
2,000,000 (2)	Simon Property Group L.P., 2.650%, 07/15/2030	2,074,666	0.1
500,000	Simon Property Group L.P., 3.375%, 06/15/2027	544,519	0.0
1,000,000	Simon Property Group L.P., 3.500%, 09/01/2025	1,094,969	0.1
500,000	Simon Property Group L.P., 3.800%, 07/15/2050	553,909	0.0
500,000	Simon Property Group L.P., 4.250%, 10/01/2044	576,608	0.0
750,000	State Street Corp., 2.200%, 03/03/2031	756,576	0.0
1,500,000	State Street Corp., 3.100%, 05/15/2023	1,576,494	0.1
500,000	State Street Corp., 3.550%, 08/18/2025	553,749	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	500,338	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	503,389	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	532,086	0.0
750,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	773,505	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	512,837	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	551,336	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	550,491	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	553,843	0.0
300,000	Synchrony Financial, 4.250%, 08/15/2024	327,981	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
250,000	Synchrony Financial, 4.500%, 07/23/2025	$279,808	0.0
500,000	Tanger Properties L.P., 3.125%, 09/01/2026	524,192	0.0
750,000 (1)(2)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	759,334	0.0
1,000,000	Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,071,139	0.0
1,500,000	Travelers Cos, Inc./The, 2.550%, 04/27/2050	1,451,921	0.1
750,000	Travelers Cos, Inc./The, 4.000%, 05/30/2047	913,995	0.0
500,000	Truist Bank, 2.750%, 05/01/2023	521,329	0.0
1,000,000	Truist Bank, 3.000%, 02/02/2023	1,040,411	0.0
500,000	Truist Bank, 3.300%, 05/15/2026	548,371	0.0
500,000	Truist Bank, 3.625%, 09/16/2025	550,636	0.0
400,000	Truist Bank, 3.800%, 10/30/2026	448,214	0.0
1,000,000	Truist Financial Corp., 1.125%, 08/03/2027	976,899	0.0
500,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	499,694	0.0
500,000	Truist Financial Corp., 2.700%, 01/27/2022	506,234	0.0
750,000	Truist Financial Corp., 2.850%, 10/26/2024	802,493	0.0
1,000,000	Truist Financial Corp., 3.950%, 03/22/2022	1,023,673	0.0
2,000,000	US Bancorp, 1.375%, 07/22/2030	1,930,064	0.1
750,000	US Bancorp, 2.950%, 07/15/2022	769,633	0.0
750,000	US Bancorp, 3.150%, 04/27/2027	820,914	0.0
250,000	Ventas Realty L.P., 3.500%, 02/01/2025	269,998	0.0
500,000	Ventas Realty L.P., 3.750%, 05/01/2024	536,763	0.0
500,000	Ventas Realty L.P., 4.125%, 01/15/2026	559,045	0.0
1,000,000	Visa, Inc., 2.050%, 04/15/2030	1,028,828	0.0
1,000,000	Visa, Inc., 2.700%, 04/15/2040	1,035,322	0.0
750,000	Visa, Inc., 2.750%, 09/15/2027	811,580	0.0
500,000	Visa, Inc., 3.150%, 12/14/2025	547,310	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Visa, Inc., 4.300%, 12/14/2045	$642,818	0.0
500,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	519,273	0.0
2,000,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	2,077,226	0.1
1,000,000 (3)	Wells Fargo & Co., 2.879%, 10/30/2030	1,059,824	0.0
3,000,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	3,082,930	0.1
1,000,000	Wells Fargo & Co., 3.000%, 10/23/2026	1,079,413	0.1
1,000,000 (3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,102,388	0.1
500,000	Wells Fargo & Co., 4.300%, 07/22/2027	570,393	0.0
1,000,000	Wells Fargo & Co., 4.900%, 11/17/2045	1,286,564	0.1
983,000	Wells Fargo & Co., 5.606%, 01/15/2044	1,347,250	0.1
750,000	Wells Fargo Bank NA, 6.600%, 01/15/2038	1,108,535	0.1
500,000	Welltower, Inc., 2.800%, 06/01/2031	517,153	0.0
500,000	Welltower, Inc., 4.000%, 06/01/2025	551,499	0.0
500,000	Western Union Co/The, 1.350%, 03/15/2026	497,100	0.0
1,000,000	Westpac Banking Corp., 2.750%, 01/11/2023	1,037,701	0.0
750,000 (3)	Westpac Banking Corp., 4.322%, 11/23/2031	833,182	0.0
500,000	Zions Bancorp NA, 3.250%, 10/29/2029	524,859	0.0
		332,213,626	9.4
	Industrial: 2.1%
750,000	3M Co., 2.250%, 09/19/2026	793,675	0.0
1,000,000	3M Co., 2.875%, 10/15/2027	1,087,921	0.0
100,000	3M Co., 3.000%, 08/07/2025	108,583	0.0
200,000	3M Co., 3.875%, 06/15/2044	232,805	0.0
1,000,000	3M Co., 4.000%, 09/14/2048	1,221,887	0.1
500,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	500,442	0.0
400,000	Arrow Electronics, Inc., 3.500%, 04/01/2022	406,699	0.0
500,000	Boeing Co/The, 2.125%, 03/01/2022	505,179	0.0
1,000,000	Boeing Co/The, 2.196%, 02/04/2026	1,009,717	0.0
500,000	Boeing Co/The, 2.800%, 03/01/2027	520,302	0.0
500,000	Boeing Co/The, 3.300%, 03/01/2035	508,064	0.0
500,000	Boeing Co/The, 3.600%, 05/01/2034	528,080	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,000,000	Boeing Co/The, 5.040%, 05/01/2027	$1,154,396	0.1
3,000,000	Boeing Co/The, 5.150%, 05/01/2030	3,555,314	0.1
1,000,000	Boeing Co/The, 5.705%, 05/01/2040	1,289,770	0.1
500,000	Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	520,004	0.0
1,000,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	1,094,384	0.1
500,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	625,676	0.0
500,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	629,972	0.0
400,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	534,708	0.0
1,000,000 (2)	Canadian National Railway Co., 2.250%, 11/15/2022	1,021,119	0.0
750,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	928,134	0.0
750,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	971,557	0.0
200,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	213,404	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/2023	311,379	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/2023	540,080	0.0
500,000 (2)	Caterpillar, Inc., 1.900%, 03/12/2031	500,927	0.0
1,000,000	Caterpillar, Inc., 3.803%, 08/15/2042	1,200,353	0.1
1,000,000	Caterpillar, Inc., 4.300%, 05/15/2044	1,269,187	0.1
500,000	CSX Corp., 3.950%, 05/01/2050	593,499	0.0
500,000	CSX Corp., 4.100%, 03/15/2044	590,003	0.0
1,000,000	CSX Corp., 4.400%, 03/01/2043	1,215,055	0.1
500,000	Deere & Co., 3.900%, 06/09/2042	617,077	0.0
2,000,000	Emerson Electric Co., 1.950%, 10/15/2030	2,027,795	0.1
750,000	FedEx Corp., 2.400%, 05/15/2031	763,989	0.0
500,000	FedEx Corp., 3.250%, 05/15/2041	514,864	0.0
1,000,000	FedEx Corp., 3.400%, 02/15/2028	1,111,054	0.1
200,000	FedEx Corp., 3.875%, 08/01/2042	223,884	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	FedEx Corp., 4.750%, 11/15/2045	$624,741	0.0
500,000	GATX Corp., 1.900%, 06/01/2031	476,903	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/2022	511,225	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/2042	574,305	0.0
2,600,000	Honeywell International, Inc., 3.812%, 11/21/2047	3,127,515	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/2024	535,601	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	596,611	0.0
500,000	Jabil, Inc., 1.700%, 04/15/2026	504,075	0.0
500,000	John Deere Capital Corp., 1.500%, 03/06/2028	497,421	0.0
1,000,000	John Deere Capital Corp., 2.800%, 03/06/2023	1,042,327	0.0
1,000,000	John Deere Capital Corp., 2.800%, 09/08/2027	1,083,923	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/2024	540,854	0.0
1,000,000	John Deere Capital Corp., 3.450%, 03/07/2029	1,125,165	0.1
373,000 (3)	Johnson Controls International plc, 3.625%, 07/02/2024	400,902	0.0
250,000 (3)	Johnson Controls International plc, 4.625%, 07/02/2044	310,638	0.0
24,000	Johnson Controls International plc, 5.125%, 09/14/2045	31,911	0.0
1,500,000	Lockheed Martin Corp., 2.800%, 06/15/2050	1,510,586	0.1
1,000,000	Lockheed Martin Corp., 3.550%, 01/15/2026	1,105,759	0.1
1,250,000	Lockheed Martin Corp., 3.600%, 03/01/2035	1,432,728	0.1
500,000	Lockheed Martin Corp., 4.500%, 05/15/2036	626,297	0.0
500,000	Lockheed Martin Corp., 4.700%, 05/15/2046	663,003	0.0
500,000	Masco Corp., 1.500%, 02/15/2028	488,561	0.0
500,000	Masco Corp., 2.000%, 02/15/2031	488,725	0.0
1,000,000	Norfolk Southern Corp., 3.950%, 10/01/2042	1,153,781	0.1
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	449,547	0.0
750,000	Northrop Grumman Corp., 2.930%, 01/15/2025	799,973	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	Northrop Grumman Corp., 3.850%, 04/15/2045	$577,348	0.0
1,000,000	Northrop Grumman Corp., 4.030%, 10/15/2047	1,195,264	0.1
500,000	Otis Worldwide Corp., 2.293%, 04/05/2027	518,379	0.0
500,000	Otis Worldwide Corp., 3.112%, 02/15/2040	517,726	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/2024	216,245	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/2034	294,228	0.0
500,000	Raytheon Technologies Corp., 4.150%, 05/15/2045	597,231	0.0
1,000,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,213,526	0.1
500,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	623,397	0.0
1,000,000	Raytheon Technologies Corp., 4.625%, 11/16/2048	1,289,098	0.1
406,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	580,010	0.0
500,000	Republic Services, Inc., 2.300%, 03/01/2030	508,349	0.0
500,000	Ryder System, Inc., 2.900%, 12/01/2026	535,719	0.0
500,000	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	519,006	0.0
500,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	501,562	0.0
250,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	257,004	0.0
500,000	Textron, Inc., 2.450%, 03/15/2031	501,360	0.0
500,000	Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	564,935	0.0
500,000	Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	630,043	0.0
250,000	Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	316,159	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/2023	518,584	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/2026	534,095	0.0
500,000	Union Pacific Corp., 2.973%, 09/16/2062	482,273	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/2035	275,210	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/2024	268,541	0.0
250,000	Union Pacific Corp., 3.799%, 10/01/2051	286,484	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
750,000 (1)	Union Pacific Corp., 3.799%, 04/06/2071	$835,067	0.0
1,000,000	United Parcel Service, Inc., 2.800%, 11/15/2024	1,068,065	0.0
1,000,000	United Parcel Service, Inc., 3.050%, 11/15/2027	1,110,472	0.1
1,000,000	Vulcan Materials Co., 3.500%, 06/01/2030	1,103,351	0.1
1,000,000	Waste Management, Inc., 1.150%, 03/15/2028	970,447	0.0
750,000	Waste Management, Inc., 1.500%, 03/15/2031	710,437	0.0
500,000	Waste Management, Inc., 2.500%, 11/15/2050	469,711	0.0
		72,733,341	2.1
	Technology: 1.9%
500,000	Adobe, Inc., 2.150%, 02/01/2027	523,726	0.0
500,000	Analog Devices, Inc., 3.900%, 12/15/2025	557,036	0.0
750,000	Apple, Inc., 1.200%, 02/08/2028	739,861	0.0
1,000,000	Apple, Inc., 1.650%, 05/11/2030	993,097	0.0
750,000	Apple, Inc., 2.375%, 02/08/2041	728,570	0.0
1,000,000	Apple, Inc., 2.400%, 01/13/2023	1,032,627	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/2023	1,038,167	0.0
750,000	Apple, Inc., 2.500%, 02/09/2022	759,080	0.0
1,000,000	Apple, Inc., 2.650%, 05/11/2050	984,135	0.0
750,000	Apple, Inc., 2.650%, 02/08/2051	734,739	0.0
750,000	Apple, Inc., 3.000%, 02/09/2024	796,207	0.0
1,000,000	Apple, Inc., 3.200%, 05/13/2025	1,091,463	0.1
1,000,000	Apple, Inc., 3.250%, 02/23/2026	1,098,359	0.1
1,000,000	Apple, Inc., 3.350%, 02/09/2027	1,111,490	0.1
500,000	Apple, Inc., 3.450%, 05/06/2024	541,403	0.0
500,000	Apple, Inc., 3.450%, 02/09/2045	560,374	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/2043	1,190,691	0.1
400,000	Apple, Inc., 4.375%, 05/13/2045	511,814	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
500,000	Apple, Inc., 4.450%, 05/06/2044	$646,789	0.0
500,000	Applied Materials, Inc., 3.900%, 10/01/2025	559,948	0.0
250,000	Autodesk, Inc., 4.375%, 06/15/2025	279,792	0.0
1,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	1,105,558	0.1
1,052,000	Broadcom, Inc., 4.110%, 09/15/2028	1,184,498	0.1
400,000	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	434,060	0.0
400,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	480,428	0.0
400,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	655,248	0.0
500,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	496,312	0.0
500,000	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	497,707	0.0
500,000	Fidelity National Information Services, Inc., 2.250%, 03/01/2031	499,660	0.0
1,000,000	Fiserv, Inc., 2.250%, 06/01/2027	1,037,947	0.0
2,000,000	Fiserv, Inc., 2.650%, 06/01/2030	2,072,876	0.1
1,000,000	Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	1,017,507	0.0
1,000,000	Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,005,711	0.0
500,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	521,864	0.0
1,000,000	HP, Inc., 2.200%, 06/17/2025	1,038,415	0.0
500,000	HP, Inc., 3.400%, 06/17/2030	536,226	0.0
1,000,000	Intel Corp., 2.450%, 11/15/2029	1,053,842	0.0
1,000,000	Intel Corp., 3.150%, 05/11/2027	1,101,400	0.1
500,000	Intel Corp., 3.250%, 11/15/2049	533,288	0.0
1,760,000	Intel Corp., 3.700%, 07/29/2025	1,946,512	0.1
272,000	Intel Corp., 3.734%, 12/08/2047	311,564	0.0
3,000,000	International Business Machines Corp., 1.950%, 05/15/2030	3,000,178	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,020,000	International Business Machines Corp., 2.500%, 01/27/2022	$1,033,986	0.0
1,000,000	International Business Machines Corp., 2.850%, 05/15/2040	1,018,619	0.0
1,000,000	International Business Machines Corp., 3.375%, 08/01/2023	1,062,363	0.0
1,000,000	International Business Machines Corp., 3.450%, 02/19/2026	1,105,506	0.1
400,000	Lam Research Corp., 3.800%, 03/15/2025	440,984	0.0
750,000	Lam Research Corp., 4.000%, 03/15/2029	871,560	0.0
1,000,000	Microsoft Corp., 2.375%, 05/01/2023	1,033,868	0.0
1,000,000	Microsoft Corp., 2.400%, 08/08/2026	1,066,686	0.1
2,250,000	Microsoft Corp., 2.525%, 06/01/2050	2,215,693	0.1
87,000	Microsoft Corp., 2.675%, 06/01/2060	86,411	0.0
500,000	Microsoft Corp., 2.875%, 02/06/2024	528,916	0.0
1,000,000	Microsoft Corp., 2.921%, 03/17/2052	1,063,152	0.0
413,000	Microsoft Corp., 3.041%, 03/17/2062	441,625	0.0
500,000	Microsoft Corp., 3.125%, 11/03/2025	545,787	0.0
1,500,000	Microsoft Corp., 3.300%, 02/06/2027	1,669,762	0.1
250,000	Microsoft Corp., 3.500%, 02/12/2035	290,673	0.0
750,000	Microsoft Corp., 3.625%, 12/15/2023	805,593	0.0
1,000,000	NVIDIA Corp., 2.850%, 04/01/2030	1,083,533	0.1
1,000,000	NVIDIA Corp., 3.500%, 04/01/2040	1,136,395	0.1
500,000	NVIDIA Corp., 3.500%, 04/01/2050	565,644	0.0
750,000	Oracle Corp., 1.650%, 03/25/2026	760,620	0.0
500,000	Oracle Corp., 2.500%, 10/15/2022	513,699	0.0
750,000	Oracle Corp., 2.800%, 07/08/2021	750,330	0.0
500,000	Oracle Corp., 2.875%, 03/25/2031	520,453	0.0
1,000,000	Oracle Corp., 2.950%, 11/15/2024	1,065,573	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
750,000	Oracle Corp., 2.950%, 05/15/2025	$802,026	0.0
1,000,000	Oracle Corp., 3.250%, 11/15/2027	1,089,422	0.1
500,000	Oracle Corp., 3.400%, 07/08/2024	536,174	0.0
500,000	Oracle Corp., 3.650%, 03/25/2041	531,010	0.0
400,000	Oracle Corp., 3.850%, 07/15/2036	440,648	0.0
750,000	Oracle Corp., 3.900%, 05/15/2035	836,931	0.0
500,000	Oracle Corp., 3.950%, 03/25/2051	546,401	0.0
750,000	Oracle Corp., 4.125%, 05/15/2045	836,991	0.0
180,000	Oracle Corp., 4.300%, 07/08/2034	208,921	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/2040	1,948,463	0.1
500,000	QUALCOMM, Inc., 2.150%, 05/20/2030	511,799	0.0
500,000	QUALCOMM, Inc., 3.000%, 05/20/2022	512,522	0.0
850,000	QUALCOMM, Inc., 4.650%, 05/20/2035	1,082,121	0.1
350,000	QUALCOMM, Inc., 4.800%, 05/20/2045	466,729	0.0
		69,037,758	1.9
	Utilities: 2.4%
250,000	Ameren Illinois Co., 4.300%, 07/01/2044	301,183	0.0
500,000	Appalachian Power Co., 3.700%, 05/01/2050	553,098	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/2044	593,127	0.0
750,000	Appalachian Power Co., 4.450%, 06/01/2045	896,211	0.0
750,000	Arizona Public Service Co., 2.950%, 09/15/2027	813,225	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/2024	427,607	0.0
1,000,000	Arizona Public Service Co., 3.350%, 05/15/2050	1,072,988	0.1
500,000	Atlantic City Electric Co., 2.300%, 03/15/2031	506,701	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/2044	588,670	0.0
500,000	Atmos Energy Corp., 4.125%, 03/15/2049	606,509	0.0
1,000,000	Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,050,827	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
500,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	$553,344	0.0
1,000,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,409,556	0.1
750,000	CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	808,826	0.0
750,000	CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	824,906	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/2024	268,218	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	320,222	0.0
500,000	Commonwealth Edison Co., 3.125%, 03/15/2051	523,583	0.0
200,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	235,952	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	603,124	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	605,793	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	504,863	0.0
500,000	Consumers Energy Co., 3.950%, 07/15/2047	594,924	0.0
250,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	363,152	0.0
750,000	Dominion Energy, Inc., 1.450%, 04/15/2026	756,059	0.0
750,000	Dominion Energy, Inc., 3.300%, 04/15/2041	790,117	0.0
200,000	Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	216,758	0.0
250,000	DTE Electric Co., 4.300%, 07/01/2044	306,984	0.0
1,000,000	DTE Energy Co., 1.050%, 06/01/2025	1,000,201	0.0
400,000	DTE Energy Co., 3.500%, 06/01/2024	427,702	0.0
400,000	DTE Energy Co., 3.850%, 12/01/2023	428,278	0.0
500,000	Duke Energy Carolinas LLC, 2.500%, 03/15/2023	517,201	0.0
750,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	779,381	0.0
750,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	833,720	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,000,000	Duke Energy Corp., 2.450%, 06/01/2030	$1,012,261	0.0
500,000	Duke Energy Corp., 3.750%, 09/01/2046	535,664	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/2023	533,327	0.0
500,000	Duke Energy Corp., 4.800%, 12/15/2045	612,992	0.0
1,000,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	1,134,641	0.1
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	181,862	0.0
750,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	906,144	0.0
500,000	Enel Generacion Chile SA, 4.250%, 04/15/2024	535,509	0.0
500,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	535,078	0.0
400,000	Entergy Arkansas LLC, 3.500%, 04/01/2026	439,968	0.0
400,000	Entergy Arkansas LLC, 3.700%, 06/01/2024	432,334	0.0
500,000	Entergy Corp., 2.400%, 06/15/2031	499,614	0.0
1,000,000	Entergy Corp., 2.800%, 06/15/2030	1,042,681	0.1
500,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	506,734	0.0
500,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	548,569	0.0
500,000	Essential Utilities, Inc., 2.400%, 05/01/2031	504,960	0.0
1,000,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	1,181,505	0.1
500,000	Evergy Kansas Central, Inc., 4.625%, 09/01/2043	613,394	0.0
1,000,000	Exelon Corp., 4.950%, 06/15/2035	1,230,540	0.1
750,000	Exelon Corp., 5.100%, 06/15/2045	981,576	0.0
500,000	Florida Power & Light Co., 3.250%, 06/01/2024	534,514	0.0
750,000	Florida Power & Light Co., 3.800%, 12/15/2042	889,025	0.0
1,500,000	Florida Power & Light Co., 4.050%, 06/01/2042	1,827,466	0.1
500,000	Georgia Power Co., 3.250%, 03/15/2051	505,685	0.0
500,000	Indiana Michigan Power Co., 4.550%, 03/15/2046	627,165	0.0
1,000,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,122,860	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,000,000	ITC Holdings Corp., 3.350%, 11/15/2027	$1,091,637	0.1
250,000	ITC Holdings Corp., 3.650%, 06/15/2024	268,290	0.0
500,000	Jersey Central Power & Light Co., 6.150%, 06/01/2037	647,849	0.0
1,000,000	Kentucky Utilities Co., 3.300%, 06/01/2050	1,059,598	0.1
2,500,000	Kentucky Utilities Co., 5.125%, 11/01/2040	3,284,492	0.1
500,000	MidAmerican Energy Co., 3.100%, 05/01/2027	547,213	0.0
500,000	MidAmerican Energy Co., 3.950%, 08/01/2047	592,773	0.0
2,000,000	Mississippi Power Co., 4.250%, 03/15/2042	2,367,792	0.1
250,000 (1)	Monongahela Power Co., 5.400%, 12/15/2043	328,652	0.0
500,000	National Fuel Gas Co., 2.950%, 03/01/2031	503,851	0.0
1,000,000	National Fuel Gas Co., 5.200%, 07/15/2025	1,127,828	0.1
500,000	National Fuel Gas Co., 5.500%, 01/15/2026	579,154	0.0
1,000,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,084,407	0.1
500,000	Northern States Power Co/MN, 4.125%, 05/15/2044	613,118	0.0
250,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	283,808	0.0
250,000	Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	301,015	0.0
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	768,667	0.0
1,500,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	1,458,397	0.1
1,500,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	1,408,034	0.1
500,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	492,375	0.0
1,500,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	1,357,834	0.1
1,500,000	Pacific Gas and Electric Co., 3.500%, 08/01/2050	1,338,873	0.1
500,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	493,764	0.0
1,000,000	PacifiCorp, 4.150%, 02/15/2050	1,221,315	0.1
750,000	PECO Energy Co., 4.150%, 10/01/2044	913,034	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/2034	287,977	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
500,000	Public Service Co. of Colorado, 1.900%, 01/15/2031	$496,700	0.0
1,000,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	1,129,608	0.1
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	611,322	0.0
1,000,000	Public Service Electric and Gas Co., 2.375%, 05/15/2023	1,033,472	0.0
750,000	Public Service Electric and Gas Co., 3.800%, 01/01/2043	871,471	0.0
250,000	Public Service Electric and Gas Co., 4.000%, 06/01/2044	291,530	0.0
750,000	Sempra Energy, 3.550%, 06/15/2024	806,848	0.0
250,000	Sempra Energy, 3.750%, 11/15/2025	274,543	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	797,904	0.0
1,191,199	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,325,382	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	523,983	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/2047	790,342	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	575,872	0.0
500,000	Southern California Gas Co., 4.300%, 01/15/2049	626,592	0.0
1,000,000	Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	947,759	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,180,179	0.1
500,000	Southern Co/The, 1.750%, 03/15/2028	494,101	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	560,212	0.0
500,000	Tampa Electric Co., 2.400%, 03/15/2031	511,673	0.0
250,000	Tampa Electric Co., 3.450%, 03/15/2051	274,491	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	267,961	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	347,371	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	622,062	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	$2,134,697	0.1
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	298,632	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	584,700	0.0
		83,360,232	2.4
	Total Corporate Bonds/ Notes (Cost $891,038,395)	973,658,019	27.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
778,021	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	825,713	0.0
517,622	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	616,491	0.0
	Total Collateralized Mortgage Obligations (Cost $1,353,369)	1,442,204	0.0
MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	7,399,873	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,980,006	0.1

	New Jersey: 0.3%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,486,435	0.2
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	3,241,696	0.1
		8,728,131	0.3
	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	5,139,005	0.1

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	5,379,473	0.2
	Total Municipal Bonds (Cost $22,780,650)	31,626,488	0.9

U.S. TREASURY OBLIGATIONS: 41.9%
	U.S. Treasury Bonds: 7.8%
160,000	1.250%,05/15/2050	130,694	0.0
215,300	1.625%,11/15/2050	193,434	0.0
129,434,000 (2)	1.875%,02/15/2051	123,569,022	3.5
24,755,000	2.250%,05/15/2041	25,764,540	0.7
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Bonds (continued)
10,659,000	2.250%,08/15/2046	$11,024,570	0.3
7,000,000	2.500%,02/15/2046	7,585,156	0.2
9,072,000	2.500%,05/15/2046	9,831,071	0.3
9,022,000	3.000%,11/15/2044	10,624,110	0.3
10,042,000	3.000%,11/15/2045	11,875,842	0.4
26,600	3.000%,02/15/2049	31,854	0.0
1,482,000	3.125%,02/15/2043	1,771,221	0.1
5,686,000	3.125%,08/15/2044	6,825,643	0.2
13,888,000	3.625%,08/15/2043	17,891,650	0.5
14,092,000	3.625%,02/15/2044	18,218,864	0.5
13,251,000	3.750%,11/15/2043	17,398,149	0.5
7,845,000	3.875%,08/15/2040	10,317,401	0.3
830,000	6.000%,02/15/2026	1,026,185	0.0
		274,079,406	7.8
	U.S. Treasury Notes: 34.1%
14,788,800 (2)	0.125%,06/30/2022	14,793,003	0.4
44,030,000	0.125%,05/31/2023	43,938,844	1.2
209,828,000	0.125%,06/30/2023	209,332,118	5.9
97,000	0.125%,10/15/2023	96,602	0.0
293,369,000	0.250%,06/15/2024	291,592,742	8.3
185,371,000	0.875%,06/30/2026	185,291,348	5.3
1,867,100 (2)	1.125%,02/15/2031	1,812,837	0.1
192,770,000	1.250%,06/30/2028	193,086,262	5.5
51,942,300 (2)	1.625%,05/15/2031	52,745,782	1.5
10,000,000	0.125%,01/31/2023	9,991,406	0.3
18,549,700	0.375%,01/31/2026	18,180,880	0.5
5,511,000	0.375%,09/30/2027	5,266,019	0.2
7,000,000	1.375%,08/31/2023	7,166,797	0.2
5,000,000	1.375%,09/30/2023	5,121,484	0.1
10,000,000	1.500%,02/28/2023	10,216,406	0.3
10,000,000	1.500%,03/31/2023	10,225,195	0.3
456,000	1.500%,10/31/2024	470,624	0.0
2,976,000	1.625%,08/15/2022	3,027,092	0.1
6,480,000	1.625%,04/30/2023	6,645,291	0.2
10,184,000	1.625%,05/31/2023	10,454,910	0.3
4,046,000	1.625%,10/31/2023	4,169,751	0.1
24,847,000	1.625%,02/15/2026	25,762,263	0.7
168,000	1.750%,07/15/2022	170,877	0.0
18,000,000	1.750%,09/30/2022	18,364,922	0.5
69,000	1.750%,01/31/2023	70,705	0.0
3,003,000	1.875%,08/31/2022	3,064,350	0.1
10,000	1.875%,06/30/2026	10,488	0.0
4,000,000	2.000%,07/31/2022	4,082,500	0.1
17,133,000	2.000%,11/15/2026	18,085,354	0.5
10,105,000	2.125%,06/30/2022	10,309,585	0.3
5,000,000	2.125%,11/30/2023	5,216,895	0.1
3,011,000	2.250%,12/31/2023	3,153,552	0.1
19,000	2.250%,04/30/2024	19,978	0.0
6,457,000	2.250%,11/15/2024	6,827,521	0.2
373,000	2.375%,04/30/2026	400,013	0.0
68,000	2.375%,05/15/2029	73,392	0.0
9,874,000	2.500%,05/15/2024	10,460,847	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
6,569,500	2.750%,11/15/2023	$6,948,273	0.2
7,052,000	2.750%,02/15/2024	7,491,097	0.2
		1,204,138,005	34.1
	Total U.S. Treasury Obligations (Cost $1,443,124,027)	1,478,217,411	41.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.7%
	Federal Home Loan Mortgage Corporation: 4.0%(4)
665,148	2.275%, (US0012M + 1.900%),02/01/2042	678,287	0.0
3,950,972	3.000%,04/01/2045	4,212,829	0.1
3,756,984	3.000%,04/01/2045	3,999,390	0.1
14,625,161	3.000%,05/01/2045	15,429,171	0.5
7,245,765	3.000%,11/01/2046	7,737,484	0.2
6,981,882	3.000%,11/01/2047	7,429,861	0.2
999,981	3.500%,01/01/2042	1,072,976	0.1
165,645	3.500%,01/01/2042	178,625	0.0
3,358,496	3.500%,08/01/2042	3,616,972	0.1
13,924,633	3.500%,04/01/2043	15,050,411	0.5
16,006,376	3.500%,02/01/2044	17,300,498	0.5
5,424,623	3.500%,12/01/2046	5,851,864	0.2
3,445,518	3.500%,12/01/2047	3,700,031	0.1
16,464,443	3.500%,03/01/2048	17,843,787	0.5
411,023	4.000%,01/01/2025	436,986	0.0
57,667	4.000%,08/01/2040	62,880	0.0
867,511	4.000%,04/01/2041	950,242	0.1
865,104	4.000%,05/01/2041	951,870	0.1
36,198	4.000%,08/01/2041	39,839	0.0
100,062	4.000%,12/01/2041	109,609	0.0
161,981	4.000%,01/01/2042	172,693	0.0
1,536,617	4.000%,03/01/2042	1,680,856	0.1
51,873	4.000%,12/01/2042	57,098	0.0
716,474	4.000%,02/01/2044	798,003	0.0
355,880	4.000%,07/01/2045	388,005	0.0
397,030	4.000%,09/01/2045	430,729	0.0
311,956	4.000%,09/01/2045	339,748	0.0
300,804	4.000%,09/01/2045	325,703	0.0
7,219,325	4.000%,11/01/2045	7,866,726	0.2
909,075	4.000%,05/01/2046	982,689	0.1
293,742	4.000%,11/01/2047	314,304	0.0
400,624	4.000%,03/01/2048	428,183	0.0
1,356	4.500%,04/01/2023	1,422	0.0
39,657	4.500%,03/01/2039	44,130	0.0
116,943	4.500%,08/01/2039	130,137	0.0
190,273	4.500%,09/01/2039	210,218	0.0
301,671	4.500%,09/01/2039	335,707	0.0
138,768	4.500%,09/01/2039	153,330	0.0
271,697	4.500%,10/01/2039	303,385	0.0
408,305	4.500%,12/01/2039	454,375	0.0
124,462	4.500%,03/01/2040	137,526	0.0
277,798	4.500%,04/01/2040	309,106	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
56,633	4.500%,06/01/2040	$63,018	0.0
265,747	4.500%,07/01/2040	293,585	0.0
311,316	4.500%,07/01/2040	347,634	0.0
239,952	4.500%,08/01/2040	267,956	0.0
93,726	4.500%,08/01/2040	104,289	0.0
97,251	4.500%,03/01/2041	108,204	0.0
259,039	4.500%,03/01/2041	286,185	0.0
135,024	4.500%,04/01/2041	150,228	0.0
424,871	4.500%,06/01/2041	472,719	0.0
320,553	4.500%,07/01/2041	356,726	0.0
37,024	4.500%,08/01/2041	40,016	0.0
2,328,153	4.500%,08/01/2041	2,574,010	0.1
1,346,350	4.500%,07/01/2048	1,452,126	0.1
14,303	5.000%,03/01/2034	16,386	0.0
74,581	5.000%,12/01/2034	85,531	0.0
92,184	5.000%,08/01/2035	105,726	0.0
234,018	5.000%,08/01/2035	268,209	0.0
75,280	5.000%,10/01/2035	86,319	0.0
119,612	5.000%,10/01/2035	137,187	0.0
73,848	5.000%,10/01/2035	84,317	0.0
183,476	5.000%,12/01/2035	210,327	0.0
28,183	5.000%,04/01/2036	32,323	0.0
82,885	5.000%,11/01/2036	94,982	0.0
59,021	5.000%,02/01/2037	67,683	0.0
44,574	5.000%,05/01/2037	51,126	0.0
710,242	5.000%,10/01/2037	813,882	0.0
127,273	5.000%,03/01/2038	145,847	0.0
358,346	5.000%,03/01/2038	410,957	0.0
398,239	5.000%,03/01/2038	456,768	0.0
109,335	5.000%,04/01/2038	124,572	0.0
12,156	5.000%,10/01/2038	13,931	0.0
40,754	5.000%,06/01/2040	46,286	0.0
113,906	5.000%,08/01/2040	129,902	0.0
285,278	5.000%,04/01/2041	326,813	0.0
50,327	5.490%,02/01/2037	56,127	0.0
34,874	5.500%,12/01/2024	35,949	0.0
58,179	5.500%,09/01/2034	67,459	0.0
74,417	5.500%,01/01/2035	86,159	0.0
33,223	5.500%,09/01/2035	38,539	0.0
673,490	5.500%,09/01/2035	781,262	0.0
478,585	5.500%,10/01/2035	549,357	0.0
51,784	5.500%,03/01/2036	60,138	0.0
205,342	5.500%,03/01/2036	238,087	0.0
32,455	5.500%,05/01/2036	37,247	0.0
176,695	5.500%,06/01/2036	204,961	0.0
66,970	5.500%,07/01/2036	77,647	0.0
12,222	5.500%,07/01/2036	14,177	0.0
2,784	5.500%,07/01/2036	3,217	0.0
12,015	5.500%,10/01/2036	13,779	0.0
78,620	5.500%,11/01/2036	91,369	0.0
10,911	5.500%,12/01/2036	12,183	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
42,170	5.500%,12/01/2036	$48,973	0.0
58,480	5.500%,12/01/2036	67,915	0.0
7,464	5.500%,02/01/2037	8,568	0.0
53,405	5.500%,02/01/2037	62,043	0.0
19,893	5.500%,05/01/2037	23,129	0.0
2,474	5.500%,06/01/2037	2,862	0.0
29,118	5.500%,12/01/2037	33,924	0.0
15,809	5.500%,03/01/2038	18,412	0.0
8,326	5.500%,06/01/2038	9,700	0.0
3,943	5.500%,06/01/2038	4,589	0.0
7,453	5.500%,08/01/2038	8,421	0.0
818	5.500%,10/01/2038	913	0.0
586,966	5.500%,11/01/2038	671,614	0.0
11,468	5.500%,12/01/2038	13,361	0.0
11,544	5.500%,12/01/2038	13,445	0.0
9,033	5.500%,12/01/2038	10,521	0.0
93,087	5.500%,01/01/2039	108,425	0.0
16,025	5.500%,01/01/2039	18,665	0.0
43,570	5.500%,01/01/2040	49,705	0.0
59,423	5.500%,01/01/2040	69,206	0.0
60,671	5.500%,03/01/2040	70,578	0.0
107,215	5.500%,01/01/2041	119,549	0.0
56,626	5.750%,05/01/2037	63,372	0.0
114,045	5.800%,07/01/2037	127,408	0.0
39,922	5.800%,08/01/2037	44,716	0.0
72,081	5.800%,09/01/2037	80,732	0.0
37,120	5.800%,09/01/2037	41,577	0.0
3,555	6.000%,04/01/2028	4,058	0.0
34,026	6.000%,07/01/2028	38,172	0.0
93	6.000%,04/01/2036	105	0.0
7,430	6.000%,04/01/2036	8,756	0.0
2,721	6.000%,04/01/2036	3,233	0.0
26,220	6.000%,06/01/2036	31,153	0.0
8,361	6.000%,07/01/2036	9,934	0.0
51,287	6.000%,08/01/2036	60,938	0.0
2,466	6.000%,08/01/2036	2,769	0.0
7,745	6.000%,08/01/2036	9,202	0.0
37,967	6.000%,01/01/2037	45,112	0.0
36,816	6.000%,02/01/2037	43,743	0.0
2,214	6.000%,04/01/2037	2,631	0.0
1,271	6.000%,06/01/2037	1,507	0.0
11,038	6.000%,06/01/2037	13,017	0.0
5,942	6.000%,07/01/2037	7,055	0.0
178	6.000%,07/01/2037	206	0.0
6,111	6.000%,08/01/2037	7,251	0.0
147,369	6.000%,08/01/2037	170,105	0.0
17,129	6.000%,08/01/2037	20,153	0.0
2,971	6.000%,08/01/2037	3,522	0.0
1,700	6.000%,08/01/2037	2,012	0.0
6,208	6.000%,08/01/2037	6,971	0.0
9,291	6.000%,09/01/2037	10,502	0.0
2,083	6.000%,09/01/2037	2,466	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
4,813	6.000%,09/01/2037	$5,707	0.0
8,338	6.000%,10/01/2037	9,903	0.0
5,437	6.000%,10/01/2037	6,105	0.0
18,594	6.000%,10/01/2037	20,903	0.0
11,113	6.000%,10/01/2037	13,194	0.0
1,163	6.000%,11/01/2037	1,306	0.0
2,463	6.000%,11/01/2037	2,923	0.0
27,792	6.000%,11/01/2037	32,975	0.0
57,054	6.000%,12/01/2037	67,394	0.0
926	6.000%,12/01/2037	1,040	0.0
10,953	6.000%,01/01/2038	12,404	0.0
15,806	6.000%,01/01/2038	18,772	0.0
2,033	6.000%,01/01/2038	2,379	0.0
2,389	6.000%,02/01/2038	2,687	0.0
13,718	6.000%,05/01/2038	15,447	0.0
1,252	6.000%,06/01/2038	1,481	0.0
21,757	6.000%,07/01/2038	25,612	0.0
43,076	6.000%,07/01/2038	50,763	0.0
10,649	6.000%,09/01/2038	11,962	0.0
871	6.000%,09/01/2038	1,030	0.0
7,388	6.000%,09/01/2038	8,752	0.0
271,272	6.000%,09/01/2038	318,673	0.0
13,255	6.000%,11/01/2038	15,193	0.0
138,503	6.000%,01/01/2039	161,613	0.0
142,145	6.000%,04/01/2039	166,618	0.0
33,506	6.000%,08/01/2039	38,211	0.0
41,733	6.000%,10/01/2039	48,615	0.0
27,964	6.000%,11/01/2039	31,405	0.0
18,091	6.000%,11/01/2039	21,340	0.0
1,614	6.000%,12/01/2039	1,905	0.0
53,844	6.000%,05/01/2040	63,949	0.0
56,422	6.150%,12/01/2037	63,378	0.0
19,954	6.150%,01/01/2038	22,409	0.0
80,481	6.150%,02/01/2038	90,406	0.0
61,547	6.150%,02/01/2038	69,133	0.0
840,000 (2)	6.250%,07/15/2032	1,235,026	0.1
8,692	6.500%,06/01/2036	10,242	0.0
2,276	6.500%,08/01/2036	2,647	0.0
684	6.500%,10/01/2036	780	0.0
34,343	6.500%,10/01/2036	40,619	0.0
14,598	6.500%,07/01/2037	16,526	0.0
5,552	6.500%,09/01/2037	6,372	0.0
2,813	6.500%,10/01/2037	3,298	0.0
2,815	6.500%,11/01/2037	3,233	0.0
14,911	6.500%,04/01/2038	17,130	0.0
6,479	6.500%,04/01/2038	7,526	0.0
598	6.500%,05/01/2038	670	0.0
1,540	6.500%,05/01/2038	1,726	0.0
2,060	6.500%,07/01/2038	2,309	0.0
1,264	6.500%,08/01/2038	1,463	0.0
207	6.500%,10/01/2038	237	0.0
6,187	6.500%,11/01/2038	7,029	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
440,303	6.500%,12/01/2038	$506,872	0.0
54,848	6.500%,12/01/2038	61,487	0.0
5,752	6.500%,12/01/2038	6,449	0.0
7,008	6.500%,12/01/2038	7,856	0.0
2,855	6.500%,01/01/2039	3,385	0.0
		140,776,477	4.0
	Federal National Mortgage Association: 0.7%(4)
1,609,113	3.000%,09/01/2046	1,653,583	0.1
13,598,568	3.500%,11/01/2051	14,794,765	0.4
1,234,511	3.720%,10/01/2029	1,405,100	0.0
63,749	5.700%,07/01/2036	66,329	0.0
12,311	5.700%,07/01/2036	12,364	0.0
805,000 (2)	6.625%,11/15/2030	1,165,555	0.0
3,430,000	7.125%,01/15/2030	5,014,197	0.2
		24,111,893	0.7
	Government National Mortgage Association: 5.7%
45,475,000 (5)	2.000%,08/01/2051	46,233,509	1.3
12,544,000 (5)	2.500%,07/15/2051	12,982,060	0.4
4,502,481	3.000%,07/20/2045	4,775,175	0.2
11,965,348	3.000%,07/20/2050	12,509,933	0.4
32,680,000 (5)	3.000%,07/15/2051	34,100,176	1.0
14,924,284	3.500%,03/20/2047	16,348,360	0.5
7,577,946	3.500%,09/20/2047	8,032,348	0.2
2,553,995	3.500%,01/20/2048	2,723,919	0.1
16,134,752	3.500%,02/20/2048	17,192,387	0.5
16,124,788	3.500%,03/20/2048	17,266,290	0.5
3,560,177	4.000%,10/20/2043	3,869,140	0.1
3,465,055	4.000%,03/20/2046	3,746,741	0.1
1,803,243	4.000%,03/20/2046	1,949,841	0.1
599,793	4.500%,02/20/2041	672,516	0.0
181,897	4.500%,03/20/2041	201,281	0.0
694,150	4.500%,05/20/2041	768,125	0.0
789,603	4.500%,06/20/2041	873,753	0.0
1,514,659	4.500%,07/20/2041	1,676,081	0.1
647,457	4.500%,09/20/2041	716,459	0.0
1,932,526	4.500%,10/20/2041	2,138,488	0.1
3,715,425	4.500%,01/20/2050	3,962,441	0.1
7,971	5.000%,10/15/2037	9,229	0.0
2,165	5.000%,04/15/2038	2,478	0.0
42,011	5.000%,03/15/2039	48,682	0.0
56,272	5.000%,08/15/2039	64,578	0.0
569,496	5.000%,09/15/2039	657,757	0.0
482,824	5.000%,09/15/2039	558,021	0.0
446,607	5.000%,02/15/2040	516,217	0.0
295,576	5.000%,04/15/2040	339,196	0.0
813,817	5.000%,06/15/2040	940,675	0.0
25,042	5.000%,07/15/2040	28,942	0.0
280,709	5.000%,04/15/2042	317,285	0.0
409,255	5.000%,04/20/2042	464,124	0.0
383,709	5.000%,06/20/2048	416,432	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
21,282	5.500%,07/20/2038	$24,150	0.0
281,589	5.500%,09/20/2039	330,572	0.0
20,667	5.500%,10/20/2039	24,157	0.0
12,255	5.500%,11/20/2039	14,591	0.0
476,928	5.500%,11/20/2039	559,886	0.0
7,303	5.500%,12/20/2040	8,359	0.0
23,006	5.500%,01/20/2041	27,040	0.0
154,421	5.500%,03/20/2041	181,271	0.0
245,310	5.500%,04/20/2041	288,220	0.0
372,371	5.500%,05/20/2041	437,135	0.0
375,218	5.500%,06/20/2041	440,488	0.0
10,227	6.000%,10/15/2036	12,168	0.0
29,008	6.000%,08/15/2037	34,166	0.0
26,740	6.000%,11/15/2037	31,630	0.0
4,114	6.000%,12/15/2037	4,622	0.0
17,001	6.000%,01/15/2038	19,369	0.0
20,064	6.000%,01/15/2038	23,891	0.0
42,223	6.000%,02/15/2038	47,666	0.0
19,792	6.000%,02/15/2038	23,414	0.0
220	6.000%,02/15/2038	249	0.0
728	6.000%,04/15/2038	817	0.0
115,823	6.000%,05/15/2038	137,898	0.0
130,077	6.000%,05/15/2038	154,693	0.0
17,176	6.000%,07/15/2038	20,458	0.0
42,087	6.000%,09/15/2038	49,503	0.0
17,630	6.000%,11/15/2038	19,789	0.0
559,116	6.000%,08/20/2040	655,328	0.0
		200,674,169	5.7
	Other U.S. Agency Obligations: 0.9%
3,489,000	1.620%,09/04/2025	3,613,745	0.1
12,500,000	2.390%,11/01/2034	13,378,180	0.4
5,000,000	2.400%,09/21/2026	5,376,912	0.2
1,500,000	1.875%,08/15/2022	1,529,474	0.0
10,000	6.150%,01/15/2038	15,416	0.0
5,000,000 (2)	7.125%,05/01/2030	7,280,733	0.2
		31,194,460	0.9
	Uniform Mortgage-Backed Securities: 14.4%
29,800,000 (5)	2.000%,08/01/2035	30,695,208	0.9
87,800,000 (5)	2.000%,08/15/2051	88,485,938	2.5
3,141,787	2.500%,09/01/2027	3,292,728	0.1
3,016,378	2.500%,06/01/2030	3,167,804	0.1
4,214,605	2.500%,06/01/2030	4,426,205	0.1
1,765,153	2.500%,07/01/2030	1,853,247	0.1
153,140,000 (5)	2.500%,07/15/2051	158,404,189	4.5
907,695	3.000%,06/01/2026	953,649	0.0
4,388,032	3.000%,08/01/2030	4,646,659	0.1
1,748,498	3.000%,09/01/2030	1,849,459	0.1
14,042,280	3.000%,12/01/2042	15,039,421	0.4
6,348,209	3.000%,07/01/2043	6,751,502	0.2
2,922,005	3.000%,09/01/2043	3,094,207	0.1
3,663,748	3.000%,07/01/2046	3,915,326	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,353,830	3.000%,08/01/2046	$1,442,444	0.1
14,873,267	3.000%,12/01/2046	15,726,524	0.5
59,200,000 (5)	3.000%,07/15/2051	61,712,531	1.8
2,337,135	3.500%,05/01/2029	2,520,797	0.1
695,941	3.500%,03/01/2041	749,552	0.0
749,571	3.500%,12/01/2041	807,987	0.0
1,226,738	3.500%,01/01/2042	1,322,349	0.0
2,731,748	3.500%,10/01/2042	2,944,693	0.1
7,676,467	3.500%,11/01/2042	8,318,551	0.2
3,417,356	3.500%,01/01/2046	3,710,672	0.1
5,512,092	3.500%,02/01/2046	5,985,235	0.2
2,427,533	3.500%,02/01/2046	2,635,951	0.1
5,598,193	3.500%,04/01/2046	6,014,994	0.2
2,200,000 (5)	3.500%,07/15/2051	2,315,887	0.1
957,834	4.000%,09/01/2026	1,018,084	0.0
810,714	4.000%,10/01/2040	891,674	0.0
110,562	4.000%,10/01/2040	121,582	0.0
6,156,820	4.000%,11/01/2040	6,707,806	0.2
1,049,101	4.000%,12/01/2040	1,148,561	0.0
725,232	4.000%,12/01/2040	794,209	0.0
1,409,218	4.000%,02/01/2041	1,536,085	0.1
218,274	4.000%,03/01/2041	240,009	0.0
235,300	4.000%,04/01/2041	257,675	0.0
252,008	4.000%,08/01/2041	269,691	0.0
165,698	4.000%,09/01/2041	181,119	0.0
1,061,171	4.000%,11/01/2041	1,156,404	0.0
195,710	4.000%,12/01/2041	213,334	0.0
582,138	4.000%,01/01/2042	636,516	0.0
463,394	4.000%,07/01/2042	509,807	0.0
1,320,508	4.000%,12/01/2042	1,452,908	0.1
1,666,841	4.000%,07/01/2043	1,856,319	0.1
845,373	4.000%,02/01/2044	934,014	0.0
1,381,369	4.000%,02/01/2044	1,526,236	0.1
230,987	4.000%,03/01/2044	246,726	0.0
721,486	4.000%,05/01/2045	786,956	0.0
4,789,136	4.000%,06/01/2045	5,229,610	0.2
2,056,700	4.000%,07/01/2045	2,260,566	0.1
1,538,358	4.000%,07/01/2045	1,699,631	0.1
1,306,743	4.000%,07/01/2045	1,428,406	0.1
728,230	4.000%,07/01/2045	791,532	0.0
1,800,823	4.000%,02/01/2046	1,970,427	0.1
3,162,236	4.000%,02/01/2048	3,377,897	0.1
277,425	4.000%,03/01/2048	296,394	0.0
763,888	4.000%,03/01/2048	816,316	0.0
1,046,861	4.500%,07/01/2026	1,105,270	0.0
4,083	4.500%,06/01/2034	4,494	0.0
11,629	4.500%,05/01/2035	12,744	0.0
1,445	4.500%,03/01/2038	1,612	0.0
1,118	4.500%,05/01/2038	1,218	0.0
7,937	4.500%,06/01/2038	8,668	0.0
8,418	4.500%,07/01/2038	9,066	0.0
13,328	4.500%,09/01/2038	14,346	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
295,856	4.500%,03/01/2039	$326,751	0.0
10,224	4.500%,04/01/2039	11,286	0.0
15,617	4.500%,04/01/2039	17,239	0.0
333,824	4.500%,07/01/2039	371,084	0.0
824,406	4.500%,09/01/2039	910,171	0.0
774,095	4.500%,10/01/2039	863,823	0.0
173,913	4.500%,12/01/2039	192,013	0.0
233,044	4.500%,12/01/2039	259,083	0.0
170,586	4.500%,12/01/2039	188,313	0.0
136,812	4.500%,03/01/2040	152,664	0.0
169,949	4.500%,10/01/2040	187,529	0.0
184,176	4.500%,10/01/2040	204,736	0.0
172,038	4.500%,10/01/2040	190,015	0.0
248,122	4.500%,03/01/2041	274,021	0.0
127,433	4.500%,04/01/2041	137,109	0.0
1,845,858	4.500%,06/01/2041	2,060,148	0.1
146,491	4.500%,06/01/2041	161,760	0.0
140,260	4.500%,06/01/2041	156,014	0.0
124,870	4.500%,07/01/2041	137,888	0.0
64,634	4.500%,07/01/2041	71,387	0.0
2,601,116	4.500%,07/01/2041	2,903,137	0.1
747,733	4.500%,08/01/2041	823,037	0.0
105,853	4.500%,08/01/2041	118,140	0.0
799,127	4.500%,08/01/2041	882,385	0.0
320,250	5.000%,03/01/2027	334,050	0.0
62,913	5.000%,07/01/2033	71,114	0.0
50,023	5.000%,02/01/2034	54,848	0.0
11,733	5.000%,11/01/2034	13,436	0.0
1,315,444	5.000%,02/01/2035	1,502,816	0.1
224,951	5.000%,06/01/2035	257,371	0.0
15,736	5.000%,08/01/2035	17,903	0.0
48,130	5.000%,09/01/2035	54,417	0.0
135,312	5.000%,09/01/2035	154,947	0.0
197,013	5.000%,09/01/2035	225,639	0.0
16,738	5.000%,10/01/2035	19,169	0.0
248,578	5.000%,03/01/2036	284,692	0.0
322,155	5.000%,03/01/2036	369,083	0.0
2,649	5.000%,05/01/2036	3,034	0.0
239,189	5.000%,05/01/2036	273,993	0.0
41,610	5.000%,06/01/2036	47,636	0.0
447,667	5.000%,12/01/2036	512,988	0.0
34,556	5.000%,12/01/2036	39,592	0.0
103,349	5.000%,07/01/2037	118,402	0.0
58,753	5.000%,01/01/2038	67,296	0.0
339,915	5.000%,02/01/2038	389,434	0.0
155,810	5.000%,02/01/2038	178,498	0.0
322,861	5.000%,08/01/2038	369,921	0.0
53,180	5.000%,07/01/2040	58,924	0.0
159,238	5.000%,07/01/2040	182,482	0.0
242	5.500%,10/01/2021	243	0.0
1,928	5.500%,11/01/2021	1,934	0.0
8,152	5.500%,11/01/2021	8,193	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,557	5.500%,12/01/2021	$11,623	0.0
811	5.500%,12/01/2021	814	0.0
18,393	5.500%,12/01/2021	18,478	0.0
697	5.500%,01/01/2022	700	0.0
239	5.500%,01/01/2022	241	0.0
2,387	5.500%,02/01/2022	2,408	0.0
91	5.500%,04/01/2022	91	0.0
690	5.500%,06/01/2022	697	0.0
877	5.500%,06/01/2022	882	0.0
360	5.500%,07/01/2022	366	0.0
5,263	5.500%,07/01/2022	5,346	0.0
444	5.500%,08/01/2022	446	0.0
1,047	5.500%,09/01/2022	1,065	0.0
6,375	5.500%,09/01/2022	6,503	0.0
1,170	5.500%,01/01/2023	1,198	0.0
426	5.500%,02/01/2023	432	0.0
1,895	5.500%,03/01/2023	1,943	0.0
599	5.500%,04/01/2023	615	0.0
3,553	5.500%,06/01/2023	3,583	0.0
3,849	5.500%,08/01/2023	3,986	0.0
710	5.500%,08/01/2023	732	0.0
1,081	5.500%,08/01/2023	1,114	0.0
8,388	5.500%,08/01/2023	8,634	0.0
8,241	5.500%,09/01/2023	8,506	0.0
1,282	5.500%,11/01/2023	1,325	0.0
4,579	5.500%,11/01/2023	4,739	0.0
553	5.500%,11/01/2023	573	0.0
30,149	5.500%,02/01/2024	31,296	0.0
816	5.500%,03/01/2024	824	0.0
4,201	5.500%,07/01/2024	4,398	0.0
2,650	5.500%,07/01/2024	2,671	0.0
130	5.500%,05/01/2025	131	0.0
11,717	5.500%,08/01/2025	12,020	0.0
1,450	5.500%,07/01/2027	1,619	0.0
365	5.500%,08/01/2027	407	0.0
94,586	5.500%,03/01/2034	109,330	0.0
61,333	5.500%,04/01/2034	70,160	0.0
29,091	5.500%,11/01/2034	33,703	0.0
31,157	5.500%,12/01/2034	36,124	0.0
356,876	5.500%,02/01/2035	413,690	0.0
51,144	5.500%,05/01/2035	59,301	0.0
172,624	5.500%,09/01/2035	192,599	0.0
48,741	5.500%,09/01/2035	56,445	0.0
66,895	5.500%,04/01/2036	77,560	0.0
40,890	5.500%,04/01/2036	47,354	0.0
14,742	5.500%,05/01/2036	17,079	0.0
45,338	5.500%,06/01/2036	52,535	0.0
173,370	5.500%,07/01/2036	201,011	0.0
95,332	5.500%,11/01/2036	110,495	0.0
296,388	5.500%,12/01/2036	343,959	0.0
139,146	5.500%,12/01/2036	161,346	0.0
45,726	5.500%,01/01/2037	53,019	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
39,229	5.500%,03/01/2037	$45,527	0.0
452,693	5.500%,03/01/2037	526,238	0.0
197,984	5.500%,03/01/2037	229,668	0.0
177,520	5.500%,08/01/2037	205,834	0.0
1,796	5.500%,01/01/2038	2,089	0.0
814	5.500%,01/01/2038	947	0.0
579	5.500%,01/01/2038	673	0.0
5,598	5.500%,03/01/2038	6,470	0.0
7,854	5.500%,05/01/2038	9,020	0.0
27,055	5.500%,06/01/2038	31,495	0.0
762,054	5.500%,09/01/2038	885,366	0.0
187,359	5.500%,12/01/2038	217,990	0.0
46,670	5.500%,06/01/2039	54,350	0.0
37,639	5.500%,05/01/2040	41,991	0.0
230,386	5.500%,06/01/2040	256,715	0.0
4,454	6.000%,01/01/2034	5,008	0.0
1,516	6.000%,07/01/2034	1,701	0.0
39,359	6.000%,12/01/2034	46,735	0.0
18,670	6.000%,05/01/2035	20,996	0.0
30,774	6.000%,01/01/2036	34,542	0.0
14,891	6.000%,01/01/2036	16,711	0.0
12,775	6.000%,02/01/2036	15,153	0.0
13,807	6.000%,03/01/2036	16,100	0.0
21,240	6.000%,03/01/2036	25,065	0.0
5,829	6.000%,04/01/2036	6,910	0.0
2,992	6.000%,04/01/2036	3,355	0.0
49,411	6.000%,05/01/2036	58,553	0.0
182	6.000%,06/01/2036	214	0.0
13,123	6.000%,08/01/2036	15,573	0.0
1,670	6.000%,08/01/2036	1,874	0.0
11,587	6.000%,09/01/2036	13,742	0.0
16,128	6.000%,09/01/2036	18,090	0.0
30,776	6.000%,09/01/2036	36,486	0.0
40,722	6.000%,09/01/2036	46,421	0.0
8,356	6.000%,10/01/2036	9,475	0.0
90,160	6.000%,12/01/2036	101,215	0.0
346,152	6.000%,12/01/2036	410,408	0.0
7,201	6.000%,01/01/2037	8,083	0.0
5,371	6.000%,02/01/2037	6,071	0.0
5,109	6.000%,04/01/2037	5,732	0.0
60,580	6.000%,07/01/2037	71,857	0.0
17,984	6.000%,08/01/2037	21,328	0.0
1,688	6.000%,08/01/2037	1,999	0.0
1,022	6.000%,08/01/2037	1,190	0.0
12,186	6.000%,09/01/2037	14,223	0.0
38,315	6.000%,09/01/2037	42,966	0.0
281	6.000%,09/01/2037	333	0.0
5,091	6.000%,09/01/2037	6,038	0.0
7,741	6.000%,09/01/2037	8,975	0.0
1,226	6.000%,09/01/2037	1,408	0.0
184	6.000%,10/01/2037	216	0.0
1,460	6.000%,10/01/2037	1,670	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,129	6.000%,10/01/2037	$2,428	0.0
906	6.000%,10/01/2037	1,036	0.0
6,779	6.000%,11/01/2037	7,604	0.0
1,071	6.000%,11/01/2037	1,202	0.0
18,539	6.000%,11/01/2037	21,144	0.0
30,683	6.000%,11/01/2037	36,377	0.0
1,082	6.000%,11/01/2037	1,223	0.0
8,810	6.000%,11/01/2037	10,018	0.0
29,956	6.000%,12/01/2037	35,403	0.0
22,248	6.000%,12/01/2037	26,258	0.0
11,713	6.000%,12/01/2037	13,843	0.0
4,335	6.000%,12/01/2037	4,945	0.0
11,568	6.000%,01/01/2038	13,072	0.0
3,891	6.000%,01/01/2038	4,365	0.0
61,096	6.000%,02/01/2038	69,935	0.0
731	6.000%,02/01/2038	820	0.0
3,020	6.000%,03/01/2038	3,407	0.0
111,870	6.000%,03/01/2038	127,093	0.0
18,345	6.000%,04/01/2038	21,736	0.0
233,625	6.000%,04/01/2038	277,233	0.0
18,398	6.000%,05/01/2038	21,671	0.0
19,966	6.000%,05/01/2038	22,602	0.0
1,056	6.000%,06/01/2038	1,185	0.0
24,381	6.000%,07/01/2038	27,581	0.0
8,520	6.000%,07/01/2038	9,592	0.0
1,878	6.000%,08/01/2038	2,220	0.0
819	6.000%,08/01/2038	920	0.0
16,776	6.000%,09/01/2038	18,929	0.0
33,936	6.000%,09/01/2038	38,318	0.0
6,538	6.000%,09/01/2038	7,333	0.0
20,510	6.000%,10/01/2038	24,095	0.0
43,671	6.000%,10/01/2038	51,265	0.0
29,622	6.000%,10/01/2038	34,077	0.0
423,572	6.000%,10/01/2039	503,055	0.0
11,999	6.000%,11/01/2039	13,503	0.0
594	6.500%,04/01/2030	666	0.0
55,372	6.500%,02/01/2034	62,036	0.0
6,931	6.500%,11/01/2034	8,203	0.0
10,446	6.500%,01/01/2036	12,104	0.0
18,986	6.500%,03/01/2036	22,329	0.0
32,042	6.500%,04/01/2036	36,541	0.0
560	6.500%,05/01/2036	627	0.0
4,026	6.500%,06/01/2036	4,511	0.0
39,600	6.500%,07/01/2036	45,142	0.0
15,520	6.500%,07/01/2036	17,814	0.0
2,087	6.500%,07/01/2036	2,456	0.0
955	6.500%,07/01/2036	1,107	0.0
31,500	6.500%,07/01/2036	35,300	0.0
5,022	6.500%,07/01/2036	5,628	0.0
558	6.500%,08/01/2036	641	0.0
7,993	6.500%,09/01/2036	9,078	0.0
78,812	6.500%,09/01/2036	93,049	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
887	6.500%,09/01/2036	$1,012	0.0
13,681	6.500%,09/01/2036	15,719	0.0
2,580	6.500%,11/01/2036	2,981	0.0
811	6.500%,11/01/2036	931	0.0
12,601	6.500%,12/01/2036	14,115	0.0
2,111	6.500%,12/01/2036	2,435	0.0
20,250	6.500%,01/01/2037	22,697	0.0
29,920	6.500%,01/01/2037	33,534	0.0
176	6.500%,01/01/2037	204	0.0
13,007	6.500%,02/01/2037	14,598	0.0
43,639	6.500%,03/01/2037	50,874	0.0
11,250	6.500%,03/01/2037	12,764	0.0
16,041	6.500%,03/01/2037	17,970	0.0
4,531	6.500%,03/01/2037	5,203	0.0
443	6.500%,07/01/2037	521	0.0
717	6.500%,08/01/2037	807	0.0
2,641	6.500%,08/01/2037	2,960	0.0
3,558	6.500%,08/01/2037	4,099	0.0
5,470	6.500%,09/01/2037	6,406	0.0
923	6.500%,09/01/2037	1,069	0.0
13,111	6.500%,09/01/2037	14,999	0.0
416	6.500%,09/01/2037	479	0.0
1,212	6.500%,09/01/2037	1,402	0.0
66,032	6.500%,09/01/2037	78,297	0.0
103,211	6.500%,09/01/2037	117,804	0.0
1,667	6.500%,10/01/2037	1,985	0.0
13,044	6.500%,10/01/2037	14,769	0.0
22,658	6.500%,10/01/2037	26,411	0.0
371	6.500%,10/01/2037	415	0.0
3,923	6.500%,10/01/2037	4,576	0.0
85,756	6.500%,11/01/2037	97,362	0.0
2,537	6.500%,12/01/2037	2,846	0.0
8,597	6.500%,12/01/2037	10,086	0.0
58,765	6.500%,12/01/2037	65,864	0.0
7,735	6.500%,12/01/2037	8,839	0.0
1,454	6.500%,12/01/2037	1,629	0.0
1,264	6.500%,12/01/2037	1,416	0.0
1,363	6.500%,12/01/2037	1,527	0.0
17,534	6.500%,01/01/2038	19,981	0.0
510	6.500%,01/01/2038	571	0.0
42,785	6.500%,03/01/2038	50,737	0.0
40,519	6.500%,04/01/2038	46,979	0.0
2,172	6.500%,05/01/2038	2,434	0.0
30,630	6.500%,08/01/2038	35,499	0.0
35,499	6.500%,08/01/2038	40,695	0.0
22,161	6.500%,09/01/2038	25,436	0.0
11,914	6.500%,10/01/2038	13,344	0.0
9,578	6.500%,10/01/2038	10,782	0.0
160,501	6.500%,10/01/2038	190,043	0.0
2,716	6.500%,10/01/2038	3,217	0.0
16,946	6.500%,11/01/2038	20,076	0.0
29,964	6.500%,01/01/2039	35,148	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
917	6.500%,01/01/2039	$1,044	0.0
10,630	6.500%,03/01/2039	11,910	0.0
5,143	6.500%,09/01/2039	5,763	0.0
		510,284,298	14.4
	Total U.S. Government Agency Obligations
	(Cost $880,460,693)	907,041,297	25.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.9%
2,500,000	Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	2,748,607	0.1
5,000,000	BANK 2021-BNK33 A5, 2.556%, 05/15/2064	5,233,340	0.2
4,000,000	BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,564,227	0.1
1,103,000	Benchmark 2019-B10 A4 Mortgage Trust, 3.717%, 03/15/2062	1,245,890	0.0
5,000,000	Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/17/2053	4,987,240	0.1
3,000,000	Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,219,601	0.1
1,817,929 (3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,885,691	0.1
2,213,239 (3)	Ginnie Mae 2011-142 B, 3.405%, 02/16/2044	2,230,795	0.1
1,349,253 (3)	Ginnie Mae 2011-38 D, 3.715%, 01/16/2051	1,375,518	0.0
52,848 (3)	Ginnie Mae 2011-53 B, 3.905%, 05/16/2051	54,306	0.0
2,284,317	Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	2,308,833	0.1
3,000,000	Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,148,186	0.1
1,000,000	GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,026,715	0.0
6,379,463	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,837,744	0.2
3,000,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,124,286	0.1
1,750,000	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	1,894,749	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	$3,298,693	0.1
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.355%, 04/15/2048	1,009,369	0.0
5,000,000	Morgan Stanley Capital I Trust 2021-L5 A4, 2.728%, 05/15/2054	5,300,681	0.2
1,000,000 (1)(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	1,034,920	0.0
1,000,000 (3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,131,951	0.0
2,350,000	Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,520,180	0.1
529,000	Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	557,442	0.0
4,445,000 (3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	4,794,523	0.1
	Total Commercial Mortgage-Backed Securities (Cost $64,757,292)	65,533,487	1.9

SOVEREIGN BONDS: 1.7%
1,250,000	Chile Government International Bond, 2.450%, 01/31/2031	1,275,188	0.0
3,155,000	Colombia Government International Bond, 3.125%, 04/15/2031	3,092,815	0.1
1,950,000	Colombia Government International Bond, 7.375%, 09/18/2037	2,571,621	0.1
500,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	552,701	0.0
1,000,000	Export-Import Bank of Korea, 4.000%, 01/14/2024	1,087,606	0.0
1,000,000	Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,024,415	0.0
1,000,000 (2)	Indonesia Government International Bond, 1.850%, 03/12/2031	980,353	0.0
1,000,000	Indonesia Government International Bond, 4.350%, 01/11/2048	1,138,027	0.0
3,000,000 (1)(2)	Kommunalbanken AS, 2.250%, 01/25/2022	3,034,722	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,800,000 (1)	Kommunalbanken AS, 2.500%, 01/11/2023	$1,861,234	0.1
500,000	Korea International Bond, 4.125%, 06/10/2044	640,807	0.0
1,500,000	Mexico Government International Bond, 2.659%, 05/24/2031	1,469,085	0.0
5,000,000	Mexico Government International Bond, 4.750%, 03/08/2044	5,539,975	0.2
1,000,000	Panama Government International Bond, 3.870%, 07/23/2060	1,023,600	0.0
1,460,000	Panama Government International Bond, 8.875%, 09/30/2027	2,017,589	0.1
4,000,000	Peruvian Government International Bond, 6.550%, 03/14/2037	5,522,220	0.2
4,000,000	Philippine Government International Bond, 6.375%, 01/15/2032	5,498,644	0.2
5,000,000	Province of Alberta Canada, 2.950%, 01/23/2024	5,318,455	0.1
3,000,000	Province of British Columbia Canada, 2.250%, 06/02/2026	3,183,684	0.1
3,000,000 (2)	Province of Ontario Canada, 1.050%, 04/14/2026	3,010,804	0.1
3,000,000	Province of Ontario Canada, 1.125%, 10/07/2030	2,859,105	0.1
2,400,000	Republic of Italy Government International Bond, 1.250%, 02/17/2026	2,369,724	0.1
1,000,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,104,050	0.0
3,000,000 (2)	Uruguay Government International Bond, 4.500%, 08/14/2024	3,264,600	0.1
	Total Sovereign Bonds (Cost $56,484,430)	59,441,024	1.7

SUPRANATIONAL BONDS: 0.6%
300,000 (2)	Asian Development Bank, 2.125%, 03/19/2025	316,239	0.0
2,000,000	Asian Development Bank, 2.000%, 02/16/2022	2,023,586	0.1
1,000,000	Corp Andina de Fomento, 2.125%, 09/27/2021	1,006,000	0.0
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/2022	3,077,981	0.1
750,000	European Investment Bank, 0.625%, 07/25/2025	743,362	0.0
3,000,000	European Investment Bank, 1.250%, 02/14/2031	2,924,307	0.1
Principal Amount†		Value	Percentage of Net Assets
SUPRANATIONAL BONDS: (continued)
3,000,000	European Investment Bank, 2.250%, 03/15/2022	$3,045,344	0.1
1,500,000	Inter-American Development Bank, 0.250%, 11/15/2023	1,495,928	0.0
2,400,000	Inter-American Development Bank, 0.625%, 07/15/2025	2,390,061	0.1
3,000,000	Inter-American Development Bank, 1.750%, 09/14/2022	3,056,701	0.1
1,000,000 (2)	Inter-American Development Bank, 3.200%, 08/07/2042	1,153,291	0.0
	Total Supranational Bonds (Cost $20,809,957)	21,232,800	0.6

ASSET-BACKED SECURITIES: 0.5%
	Automobile Asset-Backed Securities: 0.4%
1,000,000	Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	1,025,670	0.1
600,000	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	603,364	0.0
1,050,000	AmeriCredit Automobile Receivables Trust 2021-2 A3, 0.340%, 12/18/2026	1,052,543	0.1
200,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	207,643	0.0
1,150,000	Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,198,819	0.1
1,050,000	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,086,222	0.1
250,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	248,712	0.0
1,000,000	GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	999,033	0.0
750,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	769,560	0.0
800,000	Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	822,941	0.0
400,000	Honda Auto Receivables 2021-1 A4 Owner Trust, 0.420%, 01/21/2028	398,463	0.0
1,000,000	Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	997,513	0.0
744,008 (1)	Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	745,454	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
600,000	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	$620,029	0.0
322,355 (1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	325,260	0.0
350,000 (1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	355,596	0.0
600,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	610,335	0.0
1,000,000	Santander Drive Auto Receivables Trust 2021-2 A3, 0.340%, 02/18/2025	1,000,127	0.0
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	358,720	0.0
		13,426,004	0.4
	Credit Card Asset-Backed Securities: 0.1%
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,027,226	0.1
500,000	Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	515,289	0.0
		1,542,515	0.1
	Other Asset-Backed Securities: 0.0%
1,000,000	Verizon Master Trust 2021-1 A, 0.500%, 05/20/2027	998,065	0.0
	Total Asset-Backed Securities (Cost $15,714,168)	15,966,584	0.5
	Total Long-Term Investments (Cost $3,396,522,981)	3,554,159,314	100.8

SHORT-TERM INVESTMENTS: 14.0%
	Commercial Paper: 8.7%
12,300,000	American Electric Power Co., 0.150%, 07/27/2021	12,298,635	0.4
21,500,000	American Electric Power Co., 0.170%, 08/17/2021	21,495,299	0.6
5,000,000	American Honda Finance Corp., 0.130%, 07/19/2021	4,999,649	0.2
10,000,000	American Honda Finance Corp., 0.200%, 09/03/2021	9,996,389	0.3
2,805,000	American Honda Finance Corp., 0.200%, 09/21/2021	2,803,707	0.1
15,000,000	AT&T, Inc., 0.150%, 09/21/2021	14,994,813	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
10,000,000	Concord Minutemen Capital Co. LLC, 0.080%, 07/15/2021	$9,999,667	0.3
8,000,000	Concord Minutemen Capital Co. LLC, 0.100%, 07/27/2021	7,999,418	0.2
15,000,000	Concord Minutemen Capital Co. LLC, 0.100%, 08/12/2021	14,998,208	0.4
20,000,000	Consolidated Edison Company, 0.130%, 07/19/2021	19,998,638	0.6
15,000,000	Consolidated Edison Company, 0.150%, 07/26/2021	14,998,407	0.4
15,000,000	Crown Point Capital Company LLC, 0.100%, 08/02/2021	14,998,625	0.4
25,000,000	Dominion Resources, Inc., 0.140%, 07/19/2021	24,998,113	0.7
10,700,000	Dominion Resources, Inc., 0.150%, 08/02/2021	10,698,509	0.3
13,500,000	Duke Energy Corp., 0.130%, 07/07/2021	13,499,653	0.4
4,000,000	Duke Energy Corp., 0.140%, 07/13/2021	3,999,801	0.1
25,000,000	Eaton Corporation, 0.140%, 07/12/2021	24,998,858	0.7
38,400,000	Entergy Corp., 0.200%, 07/14/2021	38,397,013	1.1
10,000,000	PPG Industries, Inc., 0.200%, 09/27/2021	9,995,080	0.3
25,000,000	Volkswagen AG, 0.450%, 08/06/2021	24,988,695	0.7
1,500,000	Waste Management, Inc., 0.150%, 07/28/2021	1,499,827	0.1
	Total Commercial Paper (Cost $302,657,125)	302,657,004	8.7

	Repurchase Agreements: 1.5%
1,452,960 (6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,452,962, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,482,019, due 12/30/21-07/01/51)	1,452,960	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,129,056 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $2,129,061, collateralized by various U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $2,171,637, due 01/01/25-04/01/51)	$2,129,056	0.1
4,921,930 (6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $4,921,957, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $5,163,629, due 09/19/22-01/27/40)	4,921,930	0.1
13,832,900 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $13,832,919, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $14,109,558, due 07/25/21-05/20/71)	13,832,900	0.4
5,093,713 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $5,093,726, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $5,195,600, due 07/01/21-11/15/50)	5,093,713	0.1
4,170,473 (6)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $4,170,480, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $4,253,882, due 07/01/21-01/15/59)	4,170,473	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,690,760 (6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $1,690,762, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $1,724,575, due 07/07/21-11/01/49)	$1,690,760	0.1
3,990,716 (6)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,990,726, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $4,070,530, due 08/01/21-06/01/51)	3,990,716	0.1
5,070,198 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $5,070,206, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $5,171,611, due 05/01/24-04/20/71)	$5,070,198	0.1
8,621,878 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $8,621,904, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,795,255, due 07/15/23-02/15/48)	8,621,878	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,285,550 (6)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $3,285,559, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $3,351,261, due 12/01/21-05/20/71)	$3,285,550	0.1
	Total Repurchase Agreements (Cost $54,260,134)	54,260,134	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
131,459,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$131,459,000	3.7
1,724,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,724,000	0.1
1,724,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,724,000	0.0
	Total Mutual Funds (Cost $134,907,000)	134,907,000	3.8
	Total Short-Term Investments (Cost $491,824,259)	491,824,138	14.0
	Total Investments in Securities (Cost $3,888,347,240)	$4,045,983,452	114.8
	Liabilities in Excess of Other Assets	(521,147,455)	(14.8)
	Net Assets	$3,524,835,997	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)
Represents or includes a TBA transaction.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
US0012M   12-month LIBOR

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)

U.S. Treasury Obligations	41.9%
Corporate Bonds/Notes	27.6%
U.S. Government Agency Obligations	25.7%
Commercial Mortgage-Backed Securities	1.9%
Sovereign Bonds	1.7%
Municipal Bonds	0.9%
Supranational Bonds	0.6%
Asset-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.0%
Liabilities in Excess of Other Assets*	(0.8)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$973,658,019	$—	$973,658,019
Collateralized Mortgage Obligations	—	1,442,204	—	1,442,204
Municipal Bonds	—	31,626,488	—	31,626,488
Sovereign Bonds	—	59,441,024	—	59,441,024
U.S. Government Agency Obligations	—	907,041,297	—	907,041,297
Asset-Backed Securities	—	15,966,584	—	15,966,584
Supranational Bonds	—	21,232,800	—	21,232,800
Commercial Mortgage-Backed Securities	—	65,533,487	—	65,533,487
U.S. Treasury Obligations	—	1,478,217,411	—	1,478,217,411
Short-Term Investments	134,907,000	356,917,138	—	491,824,138
Total Investments, at fair value	$134,907,000	$3,911,076,452	$—	$4,045,983,452
Other Financial Instruments+
Centrally Cleared Swaps	—	132,154	—	132,154
Futures	90,646	—	—	90,646
Total Assets	$134,997,646	$3,911,208,606	$—	$4,046,206,252
Liabilities Table
Other Financial Instruments+
Futures	$(395,300)	$—	$—	$(395,300)
Total Liabilities	$(395,300)	$—	$—	$(395,300)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	85	09/21/21	$11,262,500	$65,570
			$11,262,500	$65,570
Short Contracts:
U.S. Treasury 2-Year Note	(3)	09/30/21	(660,961)	1,049
U.S. Treasury 5-Year Note	(86)	09/30/21	(10,614,953)	24,027
U.S. Treasury Ultra 10-Year Note	(153)	09/21/21	(22,522,078)	(395,300)
			$(33,797,992)	$(370,224)
At June 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 35, Version 1	Sell	1.000	12/20/25	USD30,000,000	$758,398	$132,154
					$758,398	$132,154

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)
Payments received quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Variation margin receivable on centrally cleared swaps*	$132,154
Interest rate contracts	Variation margin receivable on futures contracts*	90,646
Total Asset Derivatives		$222,800
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$395,300
Total Liability Derivatives		$395,300

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest Rate Contracts	$59,222	$—	$59,222
Credit Contracts	—	229,329	229,329
Total	$59,222	$229,329	$288,551
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$146,052	$146,052
Interest Rate Contracts	(275,739)	—	(275,739)
Total	$(275,739)	$146,052	$(129,687)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,892,469,205.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$163,962,345
Gross Unrealized Depreciation	(9,994,352)
Net Unrealized Appreciation	$153,967,993
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIPALL   (0621-081721)

Semi-Annual Report
June 30, 2021
Classes ADV, I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Index Plus LargeCap Portfolio
Class ADV	$1,000.00	$1,160.90	1.05%	$5.63	$1,000.00	$1,019.59	1.05%	$5.26
Class I	1,000.00	1,163.70	0.55	2.95	1,000.00	1,022.07	0.55	2.76
Class S	1,000.00	1,162.00	0.80	4.29	1,000.00	1,020.83	0.80	4.01
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,191.50	0.60%	$3.26	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	1,190.10	0.85	4.62	1,000.00	1,020.58	0.85	4.26
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,231.30	0.60%	$3.32	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	1,229.90	0.85	4.70	1,000.00	1,020.58	0.85	4.26

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$903,865,079	$573,582,454	$272,192,988
Short-term investments at fair value†	9,996,529	11,108,329	16,449,955
Cash	197,171	145,079	59,005
Cash collateral for futures contracts	374,000	216,000	390,000
Receivables:
Fund shares sold	111,870	437	65,313
Dividends	639,839	421,358	261,795
Interest	50	61	109
Variation margin on futures contracts	11,220	4,160	18,390
Prepaid expenses	243	144	69
Reimbursement due from Investment Adviser	13,738	37,567	26,045
Other assets	102,257	62,439	31,153
Total assets	915,311,996	585,578,028	289,494,822
LIABILITIES:
Payable for fund shares redeemed	442,640	323,703	200,103
Payable upon receipt of securities loaned	2,942,529	6,632,329	7,875,955
Payable for investment management fees	333,337	240,294	115,609
Payable for distribution and shareholder service fees	27,018	15,082	11,256
Payable to directors under the deferred compensation plan (Note 6)	102,257	62,439	31,153
Payable for trustee fees	4,526	2,811	1,355
Other accrued expenses and liabilities	253,612	342,805	154,107
Total liabilities	4,105,919	7,619,463	8,389,538
NET ASSETS	$911,206,077	$577,958,565	$281,105,284
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$539,501,301	$393,718,759	$198,650,841
Total distributable earnings	371,704,776	184,239,806	82,454,443
NET ASSETS	$911,206,077	$577,958,565	$281,105,284
+ Including securities loaned at value	$2,880,255	$6,493,088	$7,748,825
* Cost of investments in securities	$638,600,914	$446,847,041	$205,346,845
† Cost of short-term investments	$9,996,529	$11,108,329	$16,449,955
Class ADV
Net assets	$1,433,891	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	45,931	n/a	n/a
Net asset value and redemption price per share	$31.22	n/a	n/a
Class I
Net assets	$780,063,061	$506,015,087	$227,614,197
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	24,679,311	20,724,498	8,703,672
Net asset value and redemption price per share	$31.61	$24.42	$26.15
Class S
Net assets	$129,709,125	$71,943,478	$53,491,087
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,144,771	2,997,300	2,070,673
Net asset value and redemption price per share	$31.29	$24.00	$25.83
See Accompanying Notes to Financial Statements
3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,751,320	$3,757,510	$1,580,901
Securities lending income, net	32,673	25,995	14,214
Total investment income	5,783,993	3,783,505	1,595,115
EXPENSES:
Investment management fees	2,019,571	1,393,960	671,749
Distribution and shareholder service fees:
Class ADV	3,185	—	—
Class S	156,899	88,769	66,756
Transfer agent fees:
Class ADV	420	—	—
Class I	254,361	370,549	161,035
Class S	41,422	54,139	39,946
Shareholder reporting expense	33,485	25,340	14,842
Professional fees	33,485	19,186	9,593
Custody and accounting expense	49,775	19,910	25,340
Trustee fees	18,100	11,244	5,419
Licensing fee	89,751	55,754	26,868
Miscellaneous expense	22,233	11,865	8,536
Interest expense	60	—	—
Total expenses	2,722,747	2,050,716	1,030,084
Waived and reimbursed fees	(83,308)	(282,792)	(153,529)
Net expenses	2,639,439	1,767,924	876,555
Net investment income	3,144,554	2,015,581	718,560
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	103,646,985	55,902,045	25,972,830
Futures	1,341,013	1,179,358	444,870
Net realized gain	104,987,998	57,081,403	26,417,700
Net change in unrealized appreciation (depreciation) on:
Investments	29,804,908	36,699,880	26,809,482
Futures	(157,008)	(274,905)	17,422
Net change in unrealized appreciation (depreciation)	29,647,900	36,424,975	26,826,904
Net realized and unrealized gain	134,635,898	93,506,378	53,244,604
Increase in net assets resulting from operations	$137,780,452	$95,521,959	$53,963,164
* Foreign taxes withheld	$1,886	$2,304	$4,017
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$3,144,554	$9,144,154	$2,015,581	$4,493,460
Net realized gain	104,987,998	57,096,156	57,081,403	3,279,829
Net change in unrealized appreciation (depreciation)	29,647,900	45,860,927	36,424,975	22,495,651
Increase in net assets resulting from operations	137,780,452	112,101,237	95,521,959	30,268,940
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(95,867)	(105,361)	—	—
Class I	(57,344,483)	(72,216,692)	(6,145,195)	(5,713,179)
Class S	(9,450,366)	(12,151,657)	(758,030)	(711,318)
Total distributions	(66,890,716)	(84,473,710)	(6,903,225)	(6,424,497)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,252,451	31,798,154	8,549,796	4,696,400
Reinvestment of distributions	66,890,716	84,192,475	6,903,225	6,424,497
	77,143,167	115,990,629	15,453,021	11,120,897
Cost of shares redeemed	(116,877,733)	(179,811,131)	(33,374,962)	(67,454,674)
Net decrease in net assets resulting from capital share transactions	(39,734,566)	(63,820,502)	(17,921,941)	(56,333,777)
Net increase (decrease) in net assets	31,155,170	(36,192,975)	70,696,793	(32,489,334)
NET ASSETS:
Beginning of year or period	880,050,907	916,243,882	507,261,772	539,751,106
End of year or period	$911,206,077	$880,050,907	$577,958,565	$507,261,772
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$718,560	$1,856,653
Net realized gain (loss)	26,417,700	(11,014,285)
Net change in unrealized appreciation (depreciation)	26,826,904	17,177,921
Increase in net assets resulting from operations	53,963,164	8,020,289
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(1,522,903)	(3,893,818)
Class S	(269,344)	(911,743)
Total distributions	(1,792,247)	(4,805,561)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,702,163	5,141,575
Reinvestment of distributions	1,792,247	4,805,561
	10,494,410	9,947,136
Cost of shares redeemed	(17,679,061)	(29,121,447)
Net decrease in net assets resulting from capital share transactions	(7,184,651)	(19,174,311)
Net increase (decrease) in net assets	44,986,266	(15,959,583)
NET ASSETS:
Beginning of year or period	236,119,018	252,078,601
End of year or period	$281,105,284	$236,119,018
See Accompanying Notes to Financial Statements
6

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class ADV
06-30-21+	29.04	0.04•	4.49	4.53	0.21	2.14	—	2.35	—	31.22	16.09		1.07	1.05	1.05	0.24	1,434	30
12-31-20	28.37	0.17•	3.30	3.47	0.28	2.52	—	2.80	—	29.04	15.37		1.07	1.05	1.05	0.67	1,188	52
12-31-19	24.41	0.25	6.52	6.77	0.40	2.41	—	2.81	—	28.37	29.40		1.00	1.00	1.00	0.95	1,247	45
08-24-18(5) - 12-31-18	28.07	0.10•	(3.76)	(3.66)	0.00*	—	—	0.00*	—	24.41	(13.04)		0.99	0.99	0.99	1.08	1,016	72
Class I
06-30-21+	29.43	0.11•	4.55	4.66	0.34	2.14	—	2.48	—	31.61	16.37		0.57	0.55	0.55	0.74	780,063	30
12-31-20	28.77	0.30•	3.33	3.63	0.45	2.52	—	2.96	—	29.43	15.91		0.57	0.55	0.55	1.16	755,544	52
12-31-19	24.64	0.39•	6.59	6.98	0.44	2.41	—	2.85	—	28.77	30.05		0.50	0.50	0.50	1.44	788,581	45
12-31-18	29.11	0.41•	(2.18)	(1.77)	0.43	2.27	—	2.70	—	24.64	(6.82)		0.49	0.49	0.49	1.47	728,383	72
12-31-17	24.19	0.42•	5.41	5.83	0.42	0.49	—	0.91	—	29.11	24.64		0.48	0.46	0.46	1.58	774,135	56
12-31-16	22.32	0.42•	1.83	2.25	0.38	—	—	0.38	—	24.19	10.27		0.49	0.44	0.44	1.85	678,267	96
Class S
06-30-21+	29.13	0.07•	4.50	4.57	0.27	2.14	—	2.41	—	31.29	16.20		0.82	0.80	0.80	0.49	129,709	30
12-31-20	28.49	0.27	3.26	3.53	0.37	2.52	—	2.89	—	29.13	15.62		0.82	0.80	0.80	0.91	123,319	52
12-31-19	24.43	0.32•	6.53	6.85	0.38	2.41	—	2.79	—	28.49	29.73		0.75	0.75	0.75	1.19	126,416	45
12-31-18	28.87	0.34•	(2.16)	(1.82)	0.35	2.27	—	2.62	—	24.43	(7.04)		0.74	0.74	0.74	1.23	119,150	72
12-31-17	24.00	0.35•	5.37	5.72	0.36	0.49	—	0.85	—	28.87	24.30		0.73	0.71	0.71	1.33	100,271	56
12-31-16	22.14	0.36•	1.82	2.18	0.32	—	—	0.32	—	24.00	9.99		0.74	0.69	0.69	1.59	104,129	96
Voya Index Plus MidCap Portfolio
Class I
06-30-21+	20.75	0.09•	3.87	3.96	0.21	0.08	—	0.29	—	24.42	19.15		0.70	0.60	0.60	0.75	506,015	33
12-31-20	19.50	0.20	1.30	1.50	0.25	—	—	0.25	—	20.75	8.25		0.74	0.60	0.60	1.03	442,016	53
12-31-19	17.22	0.23•	4.18	4.41	0.26	1.87	—	2.14	—	19.50	27.08		0.55	0.55	0.55	1.26	468,981	38
12-31-18	22.95	0.25•	(3.12)	(2.87)	0.23	2.63	—	2.86	—	17.22	(14.34)		0.55	0.55	0.55	1.18	415,219	68
12-31-17	21.87	0.21•	2.62	2.83	0.30	1.45	—	1.75	—	22.95	13.58		0.53	0.51	0.51	0.96	559,342	75
12-31-16	20.74	0.23	3.18	3.41	0.22	2.06	—	2.28	—	21.87	18.14		0.54	0.49	0.49	1.11	561,057	99
Class S
06-30-21+	20.38	0.06•	3.80	3.86	0.16	0.08	—	0.24	—	24.00	19.01		0.95	0.85	0.85	0.50	71,943	33
12-31-20	19.14	0.16	1.28	1.44	0.20	—	—	0.20	—	20.38	7.98		0.98	0.85	0.85	0.78	65,246	53
12-31-19	16.93	0.18•	4.11	4.29	0.21	1.87	—	2.08	—	19.14	26.74		0.80	0.80	0.80	1.01	70,770	38
12-31-18	22.59	0.19•	(3.05)	(2.86)	0.17	2.63	—	2.80	—	16.93	(14.52)		0.80	0.80	0.80	0.93	65,547	68
12-31-17	21.55	0.15•	2.58	2.73	0.24	1.45	—	1.69	—	22.59	13.29		0.78	0.76	0.76	0.71	88,547	75
12-31-16	20.46	0.19	3.12	3.31	0.16	2.06	—	2.22	—	21.55	17.83		0.79	0.74	0.74	0.86	104,140	99
Voya Index Plus SmallCap Portfolio
Class I
06-30-21+	21.39	0.07•	4.87	4.94	0.18	—	—	0.18	—	26.15	23.13		0.72	0.60	0.60	0.59	227,614	31
12-31-20	20.91	0.17•	0.74	0.91	0.21	0.22	—	0.42	—	21.39	5.38		0.73	0.60	0.60	0.97	188,149	54
12-31-19	20.36	0.21	3.86	4.07	0.23	3.29	—	3.53	—	20.91	21.81		0.57	0.57	0.57	0.98	199,122	43
12-31-18	26.78	0.22•	(2.95)	(2.73)	0.24	3.45	—	3.69	—	20.36	(12.40	) (a)	0.55	0.55	0.55	0.86(b)	185,212	67
12-31-17	26.91	0.22•	2.25	2.47	0.25	2.35	—	2.60	—	26.78	9.91		0.54	0.52	0.52	0.83	231,351	65
12-31-16	21.97	0.23	5.57	5.80	0.20	0.66	—	0.86	—	26.91	27.32		0.55	0.50	0.50	0.95	243,530	60
Class S
06-30-21+	21.11	0.04•	4.81	4.85	0.13	—	—	0.13	—	25.83	22.99		0.97	0.85	0.85	0.33	53,491	31
12-31-20	20.62	0.14	0.72	0.86	0.15	0.22	—	0.37	—	21.11	5.11		0.98	0.85	0.85	0.71	47,970	54
12-31-19	20.10	0.16	3.82	3.98	0.17	3.29	—	3.46	—	20.62	21.55		0.82	0.82	0.82	0.73	52,956	43
12-31-18	26.47	0.15•	(2.91)	(2.76)	0.16	3.45	—	3.61	—	20.10	(12.62	) (a)	0.80	0.80	0.80	0.61(b)	50,198	67
12-31-17	26.63	0.15•	2.22	2.37	0.18	2.35	—	2.53	—	26.47	9.60		0.79	0.77	0.77	0.58	65,645	65
12-31-16	21.74	0.16•	5.53	5.69	0.14	0.66	—	0.80	—	26.63	27.01		0.80	0.75	0.75	0.70	82,654	60
See Accompanying Notes to Financial Statements
7

Financial Highlights (Unaudited) (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Index Plus SmallCap Portfolio would have been (12.44)% and (12.66)% for Classes I and S, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Index Plus SmallCap Portfolio would have been 0.82% and 0.57% for Classes I and S, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are fourteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2021, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of $6,208,153, $6,294,447, and $4,367,248, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2021.
I. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2021.
J. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
K. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.”

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
L. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2021, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$267,551,539	$366,171,325
Index Plus MidCap	180,681,975	198,910,816
Index Plus SmallCap	80,789,760	94,053,223
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares.
Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Index Plus SmallCap	5.60%
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	72.19
	Index Plus MidCap	80.67
	Index Plus SmallCap	71.69
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Plus LargeCap	$295,512
Index Plus MidCap	424,358
Index Plus SmallCap	200,775
NOTE 7 — LICENSING FEE
The Portfolios pay an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	June 30,
	2022	2023	2024	Total
Index Plus LargeCap	$—	$97,000	$177,271	$274,271
Index Plus MidCap	—	242,043	645,439	887,482
Index Plus SmallCap	—	131,429	287,120	418,549
The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolio utilized the line of credit during the six months ended June 30, 2021:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus LargeCap	1	$1,684,000	1.28%

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class ADV
6/30/2021	3,812	—	3,262	(2,037)	5,037	117,404	—	95,867	(62,052)	151,219
12/31/2020	78,550	—	4,782	(86,396)	(3,064)	1,800,789	—	105,361	(2,070,262)	(164,112)
Class I
6/30/2021	311,034	—	1,928,194	(3,232,405)	(993,177)	9,802,570	—	57,344,483	(103,883,373)	(36,736,320)
12/31/2020	1,155,161	—	3,231,602	(6,122,727)	(1,735,964)	28,929,271	—	71,935,457	(157,048,553)	(56,183,825)
Class S
6/30/2021	10,895	—	320,895	(420,603)	(88,813)	332,477	—	9,450,366	(12,932,308)	(3,149,465)
12/31/2020	42,737	—	550,846	(797,070)	(203,487)	1,068,094	—	12,151,657	(20,692,316)	(7,472,565)
Index Plus MidCap
Class I
6/30/2021	309,039	—	258,419	(1,147,225)	(579,767)	7,106,366	—	6,145,195	(26,455,465)	(13,203,904)
12/31/2020	249,708	—	396,198	(3,397,281)	(2,751,375)	3,942,568	—	5,713,179	(57,099,155)	(47,443,408)
Class S
6/30/2021	64,943	—	32,408	(301,146)	(203,795)	1,443,430	—	758,030	(6,919,497)	(4,718,037)
12/31/2020	51,627	—	50,128	(598,716)	(496,961)	753,832	—	711,318	(10,355,519)	(8,890,369)
Index Plus SmallCap
Class I
6/30/2021	331,928	—	61,581	(487,244)	(93,735)	8,382,833	—	1,522,903	(12,078,931)	(2,173,195)
12/31/2020	263,768	—	277,733	(1,264,970)	(723,469)	4,303,983	—	3,893,818	(21,786,451)	(13,588,650)
Class S
6/30/2021	13,205	—	11,025	(226,070)	(201,840)	319,330	—	269,344	(5,600,130)	(5,011,456)
12/31/2020	57,046	—	65,782	(418,472)	(295,644)	837,592	—	911,743	(7,334,996)	(5,585,661)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:
Index Plus LargeCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp,	$1,618	$(1,618)	$—
BofA Securities Inc	200,445	(200,445)	—
Citigroup Global Markets Inc,	1,177,759	(1,177,759)	—
Goldman, Sachs & Co, LLC	315,147	(315,147)	—
J,P, Morgan Securities LLC	715,153	(715,153)	—
Morgan Stanley & Co, LLC	440,851	(440,851)	—
Natixis Securities America LLC	29,282	(29,282)	—
Total	$2,880,255	$(2,880,255)	$—

(1)
Cash collateral with a fair value of $2,942,529 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus Mid Cap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,193,308	$(1,193,308)	$—
BofA Securities Inc	680,497	(680,497)	—
J,P, Morgan Securities LLC	68,156	(88,156)	—
MUFG Securities Americas Inc,	547,722	(547,722)	—
Morgan Stanley & Co, LLC	112,945	(112,945)	—
Natixis Securities Amenca LLC	2,822,023	(2,822,023)	—
National Bank of Canada Financial INC	904,750	(904,750)	—
UBS Securities LLC,	143,687	(143,687)	—
Total	$6,493,088	$(6,493,088)	$—

(1)
Cash collateral with a fair value of $6,632,329 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc,	$11,597	$(11,597)	$—
BMO Capital Markets Corp	288,269	(288,269)	—
Citigroup Global Markets Inc,	39,449	(39,449)	—
Cowen Execution Services LLC	334,604	(334,604)	—
Deutsche Bank Securities Inc,	377,075	(377,075)	—
Goldman, Sachs & Co, LLC	1,104,846	(1,104,846)	—
J,P, Morgan Securities LLC	187,781	(187,781)	—
Morgan Stanley & Co, LLC	203,241	(203,241)	—
Natixis Securities America LLC	1,012,097	(1,012,097)	—
National Bank of Canada Financial INC	1,123,442	(1,123,442)	—
Nomura Securities International, Inc,	830,217	(830,217)	—

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
UBS AG	$28,077	$(28,077)	$—
UBS Securities LLC,	205,600	(205,600)	—
Wells Fargo Securities LLC	2,002,530	(2,002,530)	—
Total	$7,748,825	$(7,748,825)	$—

(1)
Cash collateral with a fair value of $7,875,955 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, capital loss carryforwards and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$24,207,807	$60,265,903	$13,244,895	$74,427,749
Index Plus MidCap	6,424,497	—	18,895,101	38,053,814
Index Plus SmallCap	2,271,713	2,533,848	7,968,849	30,757,331
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Index Plus LargeCap	$19,099,712	$47,792,008	$233,990,061	$—	—	—
Index Plus MidCap	6,903,566	—	88,756,029	—	—	—
Index Plus SmallCap	1,831,238	—	39,719,325	(44,832)	Short-term	None
				(11,202,350)	Long-term	None
				$(11,247,182)
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings,

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

20

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 11.2%
14,097 (1)	Alphabet, Inc. - Class A	$34,421,914	3.8
84,039 (1)	Altice USA, Inc.	2,869,091	0.3
8,858 (1)	Charter Communications, Inc.	6,390,604	0.7
110,436	Comcast Corp. - Class A	6,297,061	0.7
32,003	Electronic Arts, Inc.	4,602,991	0.5
69,931 (1)	Facebook, Inc. - Class A	24,315,708	2.7
23,767	Fox Corp. - Class A	882,469	0.1
59,870 (1)	Iridium Communications, Inc.	2,394,201	0.3
12,436 (1)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	576,906	0.1
2,762 (1)	Liberty Broadband Corp. - Series C	479,649	0.0
92,613 (1)	Liberty Global PLC - Class A	2,515,369	0.3
14,547 (1)	NetFlix, Inc.	7,683,871	0.8
75,925	News Corp - Class A	1,956,587	0.2
3,396	Nexstar Media Group, Inc.	502,200	0.1
1,956 (1)	Roku, Inc.	898,293	0.1
7,826	Verizon Communications, Inc.	438,491	0.0
40,215	ViacomCBS, Inc. - Class B	1,817,718	0.2
12,561 (1)	Walt Disney Co.	2,207,847	0.2
12,860 (1)	Yelp, Inc.	513,886	0.1
		101,764,856	11.2
	Consumer Discretionary: 12.3%
11,888 (1)	Amazon.com, Inc.	40,896,622	4.5
20,410 (1)	Autonation, Inc.	1,935,072	0.2
22,611	BorgWarner, Inc.	1,097,538	0.1
23,972 (1)	Boyd Gaming Corp.	1,474,038	0.2
15,081 (1)	Carmax, Inc.	1,947,711	0.2
3,631 (1)	Carvana Co.	1,095,908	0.1
5,478 (1)	CROCS, Inc.	638,297	0.1
21,864	Dana, Inc.	519,489	0.1
8,953 (1)	Deckers Outdoor Corp.	3,438,579	0.4
7,346	Dick’s Sporting Goods, Inc.	735,996	0.1
3,978 (1)	Fox Factory Holding Corp.	619,215	0.1
4,214	Garmin Ltd.	609,513	0.1
53,795	Gentex Corp.	1,780,076	0.2
3,480 (1)	Hilton Worldwide Holdings, Inc.	419,758	0.0
15,084	Home Depot, Inc.	4,810,137	0.5
34,154	Lennar Corp. - Class A	3,393,200	0.4
4,108	Lithia Motors, Inc.	1,411,673	0.2
67,236 (1)	LKQ Corp.	3,309,356	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,992	Lowe’s Cos, Inc.	$968,298	0.1
32,199	McDonald’s Corp.	7,437,647	0.8
13,088	Nike, Inc. - Class B	2,021,965	0.2
227 (1)	NVR, Inc.	1,128,939	0.1
4,751 (1)	O’Reilly Automotive, Inc.	2,690,064	0.3
13,951	Pulte Group, Inc.	761,306	0.1
5,991 (1)	Scientific Games Corp.	463,943	0.0
20,519	Starbucks Corp.	2,294,229	0.2
15,790	Target Corp.	3,817,075	0.4
16,360 (1)	Taylor Morrison Home Corp.	432,231	0.0
17,930 (1)	Tesla, Inc.	12,187,021	1.3
82,073 (1)	Tri Pointe Homes, Inc.	1,758,824	0.2
4,269 (1)	Ulta Beauty, Inc.	1,476,092	0.2
7,458 (1)	YETI Holdings, Inc.	684,794	0.1
34,094	Yum! Brands, Inc.	3,921,833	0.4
		112,176,439	12.3
	Consumer Staples: 5.6%
35,566 (2)	Albertsons Cos, Inc.	699,228	0.1
119,071	Altria Group, Inc.	5,677,305	0.6
32,523	Coca-Cola Co.	1,759,820	0.2
18,436	Costco Wholesale Corp.	7,294,572	0.8
10,092	Energizer Holdings, Inc.	433,754	0.0
16,041	Estee Lauder Cos., Inc.	5,102,321	0.6
21,145 (1)	Herbalife Nutrition Ltd.	1,114,976	0.1
76,516	Mondelez International, Inc.	4,777,659	0.5
34,004 (1)	Monster Beverage Corp.	3,106,265	0.3
72,259	PepsiCo, Inc.	10,706,616	1.2
82,578	Philip Morris International, Inc.	8,184,306	0.9
17,797	Procter & Gamble Co.	2,401,349	0.3
		51,258,171	5.6
	Energy: 2.9%
49,293	APA Corp.	1,066,208	0.1
5,142	Chevron Corp.	538,573	0.1
74,049	ConocoPhillips	4,509,584	0.5
9,364	EOG Resources, Inc.	781,332	0.1
84,806	Equitrans Midstream Corp.	721,699	0.1
61,615	Exxon Mobil Corp.	3,886,674	0.4
138,837	Halliburton Co.	3,209,912	0.4
58,697	Marathon Petroleum Corp.	3,546,473	0.4
25,895	Phillips 66	2,222,309	0.2
13,137	Pioneer Natural Resources Co.	2,135,025	0.2
59,116	Targa Resources Corp.	2,627,706	0.3

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
37,341	World Fuel Services Corp.	$1,184,830	0.1
		26,430,325	2.9
	Financials: 11.5%
16,395	Allstate Corp.	2,138,564	0.2
42,609	Ally Financial, Inc.	2,123,633	0.2
14,288	Ameriprise Financial, Inc.	3,555,997	0.4
151,391	Annaly Capital Management, Inc.	1,344,352	0.1
7,287	Aon PLC	1,739,844	0.2
46,986	Bank of America Corp.	1,937,233	0.2
67,675 (1)	Berkshire Hathaway, Inc. - Class B	18,808,236	2.1
8,838	Blackrock, Inc.	7,732,985	0.8
7,550	Capital One Financial Corp.	1,167,909	0.1
79,887	Citigroup, Inc.	5,652,005	0.6
99,329	CNO Financial Group, Inc.	2,346,151	0.3
33,975	First American Financial Corp.	2,118,341	0.2
17,475	Hanover Insurance Group, Inc.	2,370,309	0.3
111,896	JPMorgan Chase & Co.	17,404,304	1.9
10,165	LPL Financial Holdings, Inc.	1,372,072	0.2
4,223	MSCI, Inc. - Class A	2,251,197	0.2
101,358	Old Republic International Corp.	2,524,828	0.3
183,782	Regions Financial Corp.	3,708,721	0.4
17,577	S&P Global, Inc.	7,214,480	0.8
27,571	Stifel Financial Corp.	1,788,255	0.2
85,142	Synchrony Financial	4,131,090	0.5
12,031	Tradeweb Markets, Inc.	1,017,341	0.1
26,369	Unum Group	748,880	0.1
16,327	US Bancorp	930,149	0.1
195,246	Wells Fargo & Co.	8,842,691	1.0
		104,969,567	11.5
	Health Care: 13.1%
38,319	Abbott Laboratories	4,442,322	0.5
9,123	AbbVie, Inc.	1,027,615	0.1
35,136	Agilent Technologies, Inc.	5,193,452	0.6
10,837 (1)	Alexion Pharmaceuticals, Inc.	1,990,865	0.2
4,533 (1)	Align Technology, Inc.	2,769,663	0.3
17,356	Anthem, Inc.	6,626,521	0.7
6,409	Becton Dickinson & Co.	1,558,605	0.2
108,796	Bristol-Myers Squibb Co.	7,269,749	0.8
10,002 (1)	Centene Corp.	729,446	0.1
17,937	Cigna Corp.	4,252,324	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
15,312	CVS Health Corp.	$1,277,633	0.1
1,190 (1)	DexCom, Inc.	508,130	0.1
36,808 (1)	Edwards Lifesciences Corp.	3,812,204	0.4
4,825	Eli Lilly & Co.	1,107,434	0.1
8,610	Humana, Inc.	3,811,819	0.4
39,759 (1)	Incyte Corp., Ltd.	3,344,925	0.4
7,626 (1)	Jazz Pharmaceuticals PLC	1,354,683	0.1
77,277	Johnson & Johnson	12,730,613	1.4
8,375	McKesson Corp.	1,601,635	0.2
79,397	Medtronic PLC	9,855,550	1.1
133,112	Merck & Co., Inc.	10,352,120	1.1
6,113 (1)	Quidel Corp.	783,197	0.1
6,289 (1)	Regeneron Pharmaceuticals, Inc.	3,512,658	0.4
16,905	Thermo Fisher Scientific, Inc.	8,528,065	0.9
33,631	UnitedHealth Group, Inc.	13,467,198	1.5
18,904 (1)	Vertex Pharmaceuticals, Inc.	3,811,613	0.4
17,299	Zoetis, Inc.	3,223,842	0.4
		118,943,881	13.1
	Industrials: 8.6%
12,955	Acuity Brands, Inc.	2,422,974	0.3
4,590	AGCO Corp.	598,444	0.1
17,519	Allegion Public Ltd.	2,440,397	0.3
50,918	Allison Transmission Holdings, Inc.	2,023,481	0.2
29,893	Ametek, Inc.	3,990,715	0.4
9,372	AO Smith Corp.	675,346	0.1
5,197 (1)	ASGN, Inc.	503,745	0.1
5,169	Carlisle Cos., Inc.	989,243	0.1
4,957 (1)	Clean Harbors, Inc.	461,695	0.0
45,001 (1)	Copart, Inc.	5,932,482	0.6
32,010 (1)	CoStar Group, Inc.	2,651,068	0.3
12,432	Crane Co.	1,148,344	0.1
22,251	Deere & Co.	7,848,150	0.9
11,283	Eaton Corp. PLC	1,671,915	0.2
5,645	EMCOR Group, Inc.	695,408	0.1
21,803	Emerson Electric Co.	2,098,321	0.2
8,278	EnerSys	809,009	0.1
19,478	FedEx Corp.	5,810,872	0.6
52,805	Fortive Corp.	3,682,621	0.4
17,593	Fortune Brands Home & Security, Inc.	1,752,439	0.2
2,448 (1)	Generac Holdings, Inc.	1,016,287	0.1
3,411	Heico Corp. - HEI	475,562	0.1
11,037	ITT, Inc.	1,010,879	0.1

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
41,376	Johnson Controls International plc	$2,839,635	0.3
19,701	KBR, Inc.	751,593	0.1
25,488	Knight-Swift Transportation Holdings, Inc.	1,158,684	0.1
19,246	Masco Corp.	1,133,782	0.1
4,332	Old Dominion Freight Line	1,099,462	0.1
13,647	Owens Corning, Inc.	1,336,041	0.1
2,843	Parker Hannifin Corp.	873,114	0.1
9,879	Pentair PLC	666,734	0.1
10,367	Regal Beloit Corp.	1,384,098	0.2
10,414	Rockwell Automation, Inc.	2,978,612	0.3
9,452	Roper Technologies, Inc.	4,444,330	0.5
29,620	Ryder System, Inc.	2,201,655	0.2
18,046	Terex Corp.	859,350	0.1
19,260	Union Pacific Corp.	4,235,852	0.5
1,483 (1)	United Rentals, Inc.	473,092	0.1
7,742	Verisk Analytics, Inc.	1,352,682	0.1
		78,498,113	8.6
	Information Technology: 26.3%
17,784	Accenture PLC	5,242,545	0.6
11,764 (1)	Adobe, Inc.	6,889,469	0.8
20,000 (1)	Akamai Technologies, Inc.	2,332,000	0.3
42,317	Amdocs Ltd.	3,273,643	0.4
352,149	Apple, Inc.	48,230,327	5.3
47,343	Applied Materials, Inc.	6,741,643	0.7
17,071 (1)	Arrow Electronics, Inc.	1,943,192	0.2
78,755	Avnet, Inc.	3,156,500	0.3
10,496 (1)	Cadence Design Systems, Inc.	1,436,063	0.2
186,220	Cisco Systems, Inc.	9,869,660	1.1
36,183 (1)	Commvault Systems, Inc.	2,828,425	0.3
12,010 (1)	Datadog, Inc.	1,250,001	0.1
97,774 (1)	Dropbox, Inc.	2,963,530	0.3
14,257 (1)	DXC Technology Co.	555,168	0.1
4,516 (1)	EPAM Systems, Inc.	2,307,495	0.3
7,606 (1)	F5 Networks, Inc.	1,419,736	0.2
72,824	Genpact Ltd.	3,308,394	0.4
13,757 (1)	GoDaddy, Inc.	1,196,309	0.1
2,279 (1)	HubSpot, Inc.	1,328,019	0.1
85,630	Intel Corp.	4,807,268	0.5
11,214	Jabil, Inc.	651,758	0.1
20,573 (1)	Jamf Holding Corp.	690,636	0.1
10,597	KLA Corp.	3,435,653	0.4
8,560	Lam Research Corp.	5,569,992	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
5,894	Mastercard, Inc. - Class A	$2,151,840	0.2
208,912	Microsoft Corp.	56,594,261	6.2
1,595	Monolithic Power Systems, Inc.	595,653	0.1
25,382	National Instruments Corp.	1,073,151	0.1
16,736	NetApp, Inc.	1,369,339	0.1
10,339	Nvidia Corp.	8,272,234	0.9
5,555 (1)	Palo Alto Networks, Inc.	2,061,183	0.2
31,197 (1)	PayPal Holdings, Inc.	9,093,302	1.0
137,421 (1)	Pure Storage, Inc. - Class A	2,683,832	0.3
47,648	Qualcomm, Inc.	6,810,329	0.7
6,505 (1)	Qualys, Inc.	654,988	0.1
10,921 (1)	Salesforce.com, Inc.	2,667,673	0.3
8,777 (1)	ServiceNow, Inc.	4,823,400	0.5
17,989	SYNNEX Corp.	2,190,341	0.2
9,103 (1)	Synopsys, Inc.	2,510,516	0.3
22,203	Teradyne, Inc.	2,974,314	0.3
13,607	Texas Instruments, Inc.	2,616,626	0.3
16,354	Visa, Inc. - Class A	3,823,892	0.4
87,234	Vishay Intertechnology, Inc.	1,967,127	0.2
13,578 (1)(2)	VMware, Inc.	2,172,073	0.2
1,927 (1)	Workday, Inc.	460,052	0.1
5,653	Xilinx, Inc.	817,650	0.1
		239,811,202	26.3
	Materials: 2.4%
106,505 (1)	Axalta Coating Systems Ltd.	3,247,337	0.4
32,416	Cabot Corp.	1,845,443	0.2
20,461	Commercial Metals Co.	628,562	0.1
31,139	Dow, Inc.	1,970,476	0.2
4,351	Eastman Chemical Co.	507,979	0.0
25,063	FMC Corp.	2,711,817	0.3
90,951	Huntsman Corp.	2,412,020	0.3
14,257	International Paper Co.	874,097	0.1
28,613	Louisiana-Pacific Corp.	1,725,078	0.2
21,366	PPG Industries, Inc.	3,627,306	0.4
19,115	Royal Gold, Inc.	2,181,021	0.2
		21,731,136	2.4
	Real Estate: 2.6%
10,055	Apartment Income REIT Corp.	476,909	0.1
45,426	Brixmor Property Group, Inc.	1,039,801	0.1
31,039	Corporate Office Properties Trust SBI MD	868,782	0.1
3,069	Equinix, Inc.	2,463,179	0.3

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
26,920	First Industrial Realty Trust, Inc.	$1,406,031	0.2
88,336	Gaming and Leisure Properties, Inc.	4,092,607	0.4
26,555	Highwoods Properties, Inc.	1,199,489	0.1
110,492	Invitation Homes, Inc.	4,120,247	0.4
5,197	Life Storage, Inc.	557,898	0.1
30,251	Omega Healthcare Investors, Inc.	1,097,809	0.1
39,891	PotlatchDeltic Corp.	2,120,207	0.2
28,181	Spirit Realty Capital, Inc.	1,348,179	0.1
95,702	Weyerhaeuser Co.	3,294,063	0.4
		24,085,201	2.6
	Utilities: 2.7%
11,923	American Water Works Co., Inc.	1,837,692	0.2
23,190	Black Hills Corp.	1,521,960	0.2
11,889	Brookfield Renewable Corp.	498,625	0.1
39,357	Entergy Corp.	3,923,893	0.4
77,610	Evergy, Inc.	4,689,972	0.5
14,342	MDU Resources Group, Inc.	449,478	0.1
42,240	National Fuel Gas Co.	2,207,040	0.2
42,720	NextEra Energy, Inc.	3,130,522	0.3
46,856	Public Service Enterprise Group, Inc.	2,799,177	0.3
3,647	Sempra Energy	483,155	0.1
57,324	UGI Corp.	2,654,674	0.3
		24,196,188	2.7
	Total Common Stock (Cost $638,600,914)	903,865,079	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.3%
942,529 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $942,531, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $961,380, due 07/01/21-01/15/59)	942,529	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/30/21-07/01/51)	$1,000,000	0.1
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	1,000,000	0.1
	Total Repurchase Agreements (Cost $2,942,529)	2,942,529	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
7,054,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $7,054,000)	7,054,000	0.8
	Total Short-Term Investments (Cost $9,996,529)	9,996,529	1.1
	Total Investments in Securities (Cost $648,597,443)	$913,861,608	100.3
	Liabilities in Excess of Other Assets	(2,655,531)	(0.3)
	Net Assets	$911,206,077	100.0

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)
Information Technology	26.3%
Health Care	13.1%
Consumer Discretionary	12.3%
Financials	11.5%
Communication Services	11.2%
Industrials	8.6%
Consumer Staples	5.6%
Energy	2.9%
Utilities	2.7%
Real Estate	2.6%
Materials	2.4%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$903,865,079	$—	$—	$903,865,079
Short-Term Investments	7,054,000	2,942,529	—	9,996,529
Total Investments, at fair value	$910,919,079	$2,942,529	$—	$913,861,608
Other Financial Instruments+
Futures	91,212	—	—	91,212
Total Assets	$911,010,291	$2,942,529	$—	$913,952,820

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	34	09/17/21	$7,290,620	$91,212
			$7,290,620	$91,212
See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$91,212
Total Asset Derivatives		$91,212

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,341,013
Total	$1,341,013
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(157,008)
Total	$(157,008)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $650,309,666.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$267,996,038
Gross Unrealized Depreciation	(4,352,883)
Net Unrealized Appreciation	$263,643,155
See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 2.3%
30,522 (1)	Altice USA, Inc.	$1,042,021	0.2
881	Cable One, Inc.	1,685,186	0.3
7,945	Fox Corp. - Class A	294,998	0.1
62,547 (1)	Iridium Communications, Inc.	2,501,255	0.4
16,187 (1)	Liberty Global PLC - Class A	439,639	0.1
42,239	New York Times Co.	1,839,508	0.3
35,009	News Corp - Class A	902,182	0.2
4,603 (1)	Pinterest, Inc.	363,407	0.1
15,596 (1)	Playtika Holding Corp.	371,809	0.1
1,717 (1)	Roku, Inc.	788,532	0.1
17,717	ViacomCBS, Inc. - Class B	800,808	0.1
48,201 (1)	Yelp, Inc.	1,926,112	0.3
		12,955,457	2.3
	Consumer Discretionary: 14.8%
23,124 (1)	Adient plc	1,045,205	0.2
28,038 (1)	Adtalem Global Education, Inc.	999,274	0.2
32,455 (2)	American Eagle Outfitters, Inc.	1,218,036	0.2
26,251 (1)	Autonation, Inc.	2,488,857	0.4
13,719	BorgWarner, Inc.	665,920	0.1
48,980 (1)	Boyd Gaming Corp.	3,011,780	0.5
14,886	Brunswick Corp.	1,482,943	0.3
9,923	Carter’s, Inc.	1,023,756	0.2
2,394 (1)	Carvana Co.	722,557	0.1
22,629 (1)	CROCS, Inc.	2,636,731	0.4
117,156	Dana, Inc.	2,783,627	0.5
13,075 (1)	Deckers Outdoor Corp.	5,021,715	0.9
29,801	Dick’s Sporting Goods, Inc.	2,985,762	0.5
2,255 (1)	Five Below, Inc.	435,824	0.1
34,956	Foot Locker, Inc.	2,154,338	0.4
17,158 (1)	Fox Factory Holding Corp.	2,670,814	0.5
118,024	Gentex Corp.	3,905,414	0.7
59,631 (1)	Goodyear Tire & Rubber Co.	1,022,672	0.2
66,572	H&R Block, Inc.	1,563,111	0.3
7,175 (1)	Hilton Worldwide Holdings, Inc.	865,449	0.1
51,540	KB Home	2,098,709	0.4
51,727	Kohl’s Corp.	2,850,675	0.5
7,265	Lear Corp.	1,273,409	0.2
14,872	Lennar Corp. - Class A	1,477,533	0.2
10,664	Lithia Motors, Inc.	3,664,577	0.6
18,322 (1)	LKQ Corp.	901,809	0.1
5,601 (1)	Marriott Vacations Worldwide Corp.	892,239	0.1
16,772 (1)	Mattel, Inc.	337,117	0.1
274 (1)	NVR, Inc.	1,362,684	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
7,743 (1)	Ollie’s Bargain Outlet Holdings, Inc.	$651,419	0.1
5,016 (1)	Penn National Gaming, Inc.	383,674	0.1
2,516	Polaris, Inc.	344,592	0.1
18,205	Pulte Group, Inc.	993,447	0.2
4,058 (1)	RH	2,755,382	0.5
30,227 (1)	Scientific Games Corp.	2,340,779	0.4
75,299	Service Corp. International	4,035,274	0.7
73,908 (1)	Taylor Morrison Home Corp.	1,952,649	0.3
33,230	Tempur Sealy International, Inc.	1,302,284	0.2
15,321	Thor Industries, Inc.	1,731,273	0.3
12,149	Toll Brothers, Inc.	702,334	0.1
4,228 (1)	TopBuild Corp.	836,214	0.1
37,073	Travel + Leisure Co.	2,203,990	0.4
100,989 (1)	Tri Pointe Homes, Inc.	2,164,194	0.4
891 (1)	Ulta Beauty, Inc.	308,081	0.0
77,867	Wendy’s Company	1,823,645	0.3
17,679 (2)	Williams-Sonoma, Inc.	2,822,452	0.5
9,560	Wingstop, Inc.	1,506,943	0.3
36,361 (1)	YETI Holdings, Inc.	3,338,667	0.6
		85,759,830	14.8
	Consumer Staples: 3.2%
17,379 (2)	Albertsons Cos, Inc.	341,671	0.1
30,966 (1)	BJ’s Wholesale Club Holdings, Inc.	1,473,362	0.2
577 (1)	Boston Beer Co., Inc.	589,002	0.1
40,419 (1)	Darling Ingredients, Inc.	2,728,283	0.5
30,584	Energizer Holdings, Inc.	1,314,500	0.2
65,871	Flowers Foods, Inc.	1,594,078	0.3
15,765 (1)	Herbalife Nutrition Ltd.	831,289	0.1
6,906	Hershey Co.	1,202,887	0.2
12,512	Ingredion, Inc.	1,132,336	0.2
28,261	Nu Skin Enterprises, Inc.	1,600,986	0.3
23,403 (1)	Post Holdings, Inc.	2,538,523	0.4
5,128	Sanderson Farms, Inc.	963,910	0.2
37,086 (1)	Sprouts Farmers Market, Inc.	921,587	0.2
13,451	Tyson Foods, Inc.	992,146	0.2
		18,224,560	3.2
	Energy: 2.3%
40,273	APA Corp.	871,105	0.2
51,394 (1)	ChampionX Corp.	1,318,256	0.2
31,842	Cimarex Energy Co.	2,306,953	0.4
19,536 (1)	EQT Corp.	434,871	0.1
143,701	Equitrans Midstream Corp.	1,222,896	0.2
47,180	Halliburton Co.	1,090,802	0.2
12,491	Marathon Petroleum Corp.	754,706	0.1

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
4,153	Pioneer Natural Resources Co.	$674,946	0.1
67,365	Targa Resources Corp.	2,994,374	0.5
47,254	World Fuel Services Corp.	1,499,369	0.3
		13,168,278	2.3
	Financials: 15.0%
491 (1)	Alleghany Corp.	327,531	0.1
31,767	Ally Financial, Inc.	1,583,267	0.3
7,199	Ameriprise Financial, Inc.	1,791,687	0.3
69,600	Annaly Capital Management, Inc.	618,048	0.1
66,143	Bank OZK	2,788,589	0.5
5,869	Brown & Brown, Inc.	311,879	0.0
35,412	Citizens Financial Group, Inc.	1,624,348	0.3
114,592	CNO Financial Group, Inc.	2,706,663	0.5
10,182	East West Bancorp, Inc.	729,948	0.1
42,397	Essent Group Ltd.	1,905,745	0.3
16,045	Evercore, Inc.	2,258,655	0.4
3,077	Factset Research Systems, Inc.	1,032,672	0.2
39,075	Fifth Third Bancorp	1,493,837	0.3
59,598	First American Financial Corp.	3,715,935	0.6
4,365	Globe Life, Inc.	415,766	0.1
70,913	Hancock Whitney Corp.	3,151,374	0.5
24,945	Hanover Insurance Group, Inc.	3,383,540	0.6
40,225	International Bancshares Corp.	1,727,262	0.3
64,370	Janus Henderson Group PLC	2,498,200	0.4
21,959	Jefferies Financial Group, Inc.	750,998	0.1
56,339	Keycorp	1,163,400	0.2
8,307	LPL Financial Holdings, Inc.	1,121,279	0.2
186,570	MGIC Investment Corp.	2,537,352	0.4
1,820	MSCI, Inc. - Class A	970,206	0.2
98,646	Navient Corp.	1,906,827	0.3
32,092	New Residential Investment Corp.	339,854	0.1
215,573	New York Community Bancorp., Inc.	2,375,614	0.4
181,858	Old Republic International Corp.	4,530,083	0.8
37,896	PacWest Bancorp	1,559,799	0.3
8,169	Popular, Inc.	613,083	0.1
17,713	Primerica, Inc.	2,712,569	0.5
25,677	PROG Holdings, Inc.	1,235,834	0.2
5,746	Prosperity Bancshares, Inc.	412,563	0.1
100,087	Regions Financial Corp.	2,019,756	0.3
5,563	Reinsurance Group of America, Inc.	634,182	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
9,700	RLI Corp.	$1,014,523	0.2
39,986	SEI Investments Co.	2,477,932	0.4
14,965	Selective Insurance Group	1,214,410	0.2
6,569	Signature Bank	1,613,675	0.3
55,213	Stifel Financial Corp.	3,581,115	0.6
37,915	Synchrony Financial	1,839,636	0.3
78,856	Synovus Financial Corp.	3,460,201	0.6
12,132	Tradeweb Markets, Inc.	1,025,882	0.2
28,261	UMB Financial Corp.	2,629,969	0.4
181,865	Umpqua Holdings Corp.	3,355,409	0.6
32,760	Unum Group	930,384	0.2
23,776	Washington Federal, Inc.	755,601	0.1
39,833	Webster Financial Corp.	2,124,692	0.4
7,498	Wintrust Financial Corp.	567,074	0.1
24,024	Zions Bancorp NA	1,269,909	0.2
		86,808,757	15.0
	Health Care: 11.0%
1,590 (1)	10X Genomics, Inc.	311,354	0.0
10,855	Agilent Technologies, Inc.	1,604,478	0.3
1,813 (1)	Alexion Pharmaceuticals, Inc.	333,066	0.1
10,083 (1)	Amedisys, Inc.	2,469,629	0.4
5,179 (1)	Arrowhead Pharmaceuticals, Inc.	428,925	0.1
8,921	Bio-Techne Corp.	4,016,770	0.7
6,529 (1)	Charles River Laboratories International, Inc.	2,415,208	0.4
6,917	Chemed Corp.	3,282,117	0.6
20,611 (1)	Emergent Biosolutions, Inc.	1,298,287	0.2
19,419 (1)	Envista Holdings Corp.	839,095	0.1
113,724 (1)	Exelixis, Inc.	2,072,051	0.4
14,664 (1)	Globus Medical, Inc.	1,136,900	0.2
42,930 (1)	Halozyme Therapeutics, Inc.	1,949,451	0.3
9,573 (1)	HealthEquity, Inc.	770,435	0.1
14,130	Hill-Rom Holdings, Inc.	1,605,027	0.3
15,186 (1)	Incyte Corp., Ltd.	1,277,598	0.2
21,503 (1)	Jazz Pharmaceuticals PLC	3,819,793	0.7
13,062 (1)	LHC Group, Inc.	2,615,796	0.4
2,602 (1)	Ligand Pharmaceuticals, Inc.	341,356	0.1
11,549 (1)	Masimo Corp.	2,800,055	0.5
8,033	McKesson Corp.	1,536,231	0.3
12,394 (1)	Medpace Holdings, Inc.	2,189,152	0.4
270 (1)	Mettler Toledo International, Inc.	374,042	0.1
21,851 (1)	Molina Healthcare, Inc.	5,529,614	1.0
4,359 (1)	Natera, Inc.	494,877	0.1
7,779 (1)	Neurocrine Biosciences, Inc.	757,052	0.1
21,241 (1)	NuVasive, Inc.	1,439,715	0.2
61,192	Patterson Cos., Inc.	1,859,625	0.3

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,247 (1)	Penumbra, Inc.	$889,873	0.1
12,613 (1)	PRA Health Sciences, Inc.	2,083,794	0.4
22,393 (1)	Progyny, Inc.	1,321,187	0.2
16,603 (1)	Quidel Corp.	2,127,176	0.4
1,595 (1)	Repligen Corp.	318,394	0.1
11,638 (1)	Staar Surgical Co.	1,774,795	0.3
2,058	STERIS Public Ltd. Co.	424,565	0.1
4,087 (1)	Tandem Diabetes Care, Inc.	398,074	0.1
16,868 (1)	Tenet Healthcare Corp.	1,129,987	0.2
11,030 (1)	United Therapeutics Corp.	1,978,892	0.3
4,677 (1)	Veeva Systems, Inc.	1,454,313	0.2
		63,468,749	11.0
	Industrials: 17.4%
19,303	Acuity Brands, Inc.	3,610,240	0.6
2,748	Advanced Drainage Systems, Inc.	320,334	0.1
26,521	AGCO Corp.	3,457,808	0.6
6,651	Allegion Public Ltd.	926,484	0.2
30,583	Allison Transmission Holdings, Inc.	1,215,368	0.2
9,724	Ametek, Inc.	1,298,154	0.2
5,964	AO Smith Corp.	429,766	0.1
29,276 (1)	ASGN, Inc.	2,837,723	0.5
5,047 (1)	Avis Budget Group, Inc.	393,111	0.1
7,639 (1)	Axon Enterprise, Inc.	1,350,575	0.2
7,297	Brink’s Co.	560,701	0.1
19,806 (1)	Builders FirstSource, Inc.	844,924	0.1
9,127 (1)	CACI International, Inc.	2,328,480	0.4
19,359	Carlisle Cos., Inc.	3,704,925	0.6
11,032 (1)	Clarivate PLC	303,711	0.0
34,127 (1)	Clean Harbors, Inc.	3,178,589	0.5
8,222 (1)	Colfax Corp.	376,650	0.1
12,718 (1)	Copart, Inc.	1,676,614	0.3
14,360 (1)	CoStar Group, Inc.	1,189,295	0.2
36,948	Crane Co.	3,412,887	0.6
10,539	Curtiss-Wright Corp.	1,251,612	0.2
13,768 (1)	Dycom Industries, Inc.	1,026,129	0.2
35,573	EMCOR Group, Inc.	4,382,238	0.8
22,748	EnerSys	2,223,162	0.4
17,627	Fortive Corp.	1,229,307	0.2
6,206	Fortune Brands Home & Security, Inc.	618,180	0.1
3,104 (1)	Generac Holdings, Inc.	1,288,626	0.2
6,163	Graco, Inc.	466,539	0.1
30,152	Herman Miller, Inc.	1,421,365	0.2
21,236	Hubbell, Inc.	3,967,734	0.7
35,469 (1)	IAA, Inc.	1,934,479	0.3
47,279	ITT, Inc.	4,330,284	0.7
81,157	KBR, Inc.	3,096,140	0.5
62,912	Knight-Swift Transportation Holdings, Inc.	2,859,979	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
870	Lennox International, Inc.	$305,196	0.0
17,524	Manpowergroup, Inc.	2,083,779	0.4
10,142	Masco Corp.	597,465	0.1
16,216 (1)	Mastec, Inc.	1,720,518	0.3
6,081 (1)	Middleby Corp.	1,053,594	0.2
1,413	Nordson Corp.	310,168	0.1
81,531	nVent Electric PLC	2,547,028	0.4
1,382	Old Dominion Freight Line	350,752	0.1
18,263	Oshkosh Corp.	2,276,300	0.4
44,283	Owens Corning, Inc.	4,335,306	0.7
28,681	Regal Beloit Corp.	3,829,200	0.7
2,330	Rockwell Automation, Inc.	666,427	0.1
38,206	Ryder System, Inc.	2,839,852	0.5
16,816	Simpson Manufacturing Co., Inc.	1,857,159	0.3
12,032 (1)	Sunrun, Inc.	671,145	0.1
37,133	Terex Corp.	1,768,273	0.3
3,686	Tetra Tech, Inc.	449,839	0.1
47,819	Timken Co.	3,853,733	0.7
3,210	Toro Co.	352,715	0.1
3,287 (1)	Trex Co., Inc.	335,964	0.1
959 (1)	United Rentals, Inc.	305,931	0.1
19,304 (1)	Univar Solutions, Inc.	470,632	0.1
18,767	Woodward, Inc.	2,306,089	0.4
11,909 (1)	XPO Logistics, Inc.	1,665,950	0.3
		100,465,128	17.4

	Information Technology: 13.9%
6,787 (1)	Akamai Technologies, Inc.	791,364	0.1
9,368	Alliance Data Systems Corp.	976,052	0.2
12,472	Amdocs Ltd.	964,834	0.2
44,278	Amkor Technology, Inc.	1,048,060	0.2
39,367 (1)	Arrow Electronics, Inc.	4,481,146	0.8
5,106 (1)	Avalara, Inc.	826,151	0.1
69,930	Avnet, Inc.	2,802,794	0.5
24,645	Brooks Automation, Inc.	2,348,176	0.4
8,053 (1)	Cadence Design Systems, Inc.	1,101,811	0.2
3,258 (1)	Ceridian HCM Holding, Inc.	312,507	0.1
42,865 (1)	Ciena Corp.	2,438,590	0.4
38,780	Cognex Corp.	3,259,459	0.6
40,451 (1)	Commvault Systems, Inc.	3,162,055	0.5
5,438 (1)	Concentrix Corp.	874,430	0.1
7,405 (1)	Cree, Inc.	725,172	0.1
11,230 (1)	Datadog, Inc.	1,168,818	0.2
1,288 (1)	DocuSign, Inc.	360,086	0.1
51,844 (1)	Dropbox, Inc.	1,571,392	0.3
10,118 (1)	DXC Technology Co.	393,995	0.1
3,368 (1)	Elastic NV	490,920	0.1
2,409 (1)	EPAM Systems, Inc.	1,230,903	0.2

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
1,689 (1)	F5 Networks, Inc.	$315,269	0.1
1,872 (1)	Fair Isaac Corp.	941,017	0.2
84,871	Genpact Ltd.	3,855,690	0.7
12,428 (1)	GoDaddy, Inc.	1,080,739	0.2
1,920 (1)	HubSpot, Inc.	1,118,822	0.2
21,876 (1)	II-VI, Inc.	1,587,979	0.3
10,359 (1)	j2 Global, Inc.	1,424,880	0.2
63,850	Jabil, Inc.	3,710,962	0.6
20,439 (1)	Jamf Holding Corp.	686,137	0.1
6,796 (1)	Lumentum Holdings, Inc.	557,476	0.1
2,274 (1)	Manhattan Associates, Inc.	329,366	0.1
12,230	MAXIMUS, Inc.	1,075,873	0.2
13,944	MKS Instruments, Inc.	2,481,335	0.4
2,067	Monolithic Power Systems, Inc.	771,921	0.1
51,979	National Instruments Corp.	2,197,672	0.4
4,541 (1)	nCino, Inc.	272,097	0.0
22,904 (1)	NCR Corp.	1,044,651	0.2
3,499	NetApp, Inc.	286,288	0.0
3,047 (1)	Palo Alto Networks, Inc.	1,130,589	0.2
6,994 (1)	Paylocity Holding Corp.	1,334,455	0.2
70,416 (1)	Pure Storage, Inc. - Class A	1,375,224	0.2
18,049 (1)	Qualys, Inc.	1,817,354	0.3
31,710 (1)	Semtech Corp.	2,181,648	0.4
2,040 (1)	Silicon Laboratories, Inc.	312,630	0.1
10,703 (1)	SolarEdge Technologies, Inc.	2,957,988	0.5
8,643 (1)(2)	Synaptics, Inc.	1,344,678	0.2
25,368	SYNNEX Corp.	3,088,808	0.5
4,169 (1)	Synopsys, Inc.	1,149,769	0.2
13,487	Teradyne, Inc.	1,806,719	0.3
13,401	Universal Display Corp.	2,979,444	0.5
116,909	Vishay Intertechnology, Inc.	2,636,298	0.5
20,099	Vontier Corp.	654,825	0.1
3,447 (1)	Zendesk, Inc.	497,540	0.1
		80,334,858	13.9
	Materials: 6.2%
16,438	Ashland Global Holdings, Inc.	1,438,325	0.2
15,217	Avient Corp.	748,068	0.1
52,741 (1)	Axalta Coating Systems Ltd.	1,608,073	0.3
47,217	Cabot Corp.	2,688,064	0.5
45,424	Chemours Co.	1,580,755	0.3
32,842 (1)(2)	Cleveland-Cliffs, Inc.	708,073	0.1
70,727	Commercial Metals Co.	2,172,733	0.4
28,829	Compass Minerals International, Inc.	1,708,406	0.3
17,426	Eagle Materials, Inc.	2,476,409	0.4
2,552	Eastman Chemical Co.	297,946	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
7,213	FMC Corp.	$780,447	0.1
55,439	Huntsman Corp.	1,470,242	0.3
58,307	Louisiana-Pacific Corp.	3,515,329	0.6
19,416	Minerals Technologies, Inc.	1,527,457	0.3
1,298	NewMarket Corp.	417,930	0.1
11,611	Olin Corp.	537,125	0.1
4,984	PPG Industries, Inc.	846,134	0.1
32,996	Royal Gold, Inc.	3,764,844	0.6
42,506	RPM International, Inc.	3,769,432	0.7
2,212	Scotts Miracle-Gro Co.	424,527	0.1
43,272	Steel Dynamics, Inc.	2,579,011	0.4
30,450 (2)	United States Steel Corp.	730,800	0.1
		35,790,130	6.2
	Real Estate: 9.7%
51,382	American Campus Communities, Inc.	2,400,567	0.4
13,681	American Homes 4 Rent	531,507	0.1
71,721	Apartment Income REIT Corp.	3,401,727	0.6
140,132	Brixmor Property Group, Inc.	3,207,621	0.6
2,459	Camden Property Trust	326,236	0.1
105,873	Corporate Office Properties Trust SBI MD	2,963,385	0.5
19,714	EastGroup Properties, Inc.	3,241,967	0.6
61,681	First Industrial Realty Trust, Inc.	3,221,599	0.6
33,032	Gaming and Leisure Properties, Inc.	1,530,373	0.3
77,740	Highwoods Properties, Inc.	3,511,516	0.6
71,113	Hudson Pacific Properties, Inc.	1,978,364	0.3
51,236	Invitation Homes, Inc.	1,910,590	0.3
12,714 (1)	Jones Lang LaSalle, Inc.	2,485,078	0.4
18,267	Lamar Advertising Co.	1,907,440	0.3
33,597	Life Storage, Inc.	3,606,638	0.6
29,215	Medical Properties Trust, Inc.	587,221	0.1
53,953	National Retail Properties, Inc.	2,529,317	0.4
27,478	National Storage Affiliates Trust	1,389,288	0.2
89,203	Omega Healthcare Investors, Inc.	3,237,177	0.6
52,508	PotlatchDeltic Corp.	2,790,800	0.5
79,257	Sabra Healthcare REIT, Inc.	1,442,477	0.3
75,390	Spirit Realty Capital, Inc.	3,606,658	0.6
4,123	Sun Communities, Inc.	706,682	0.1
73,201	Weingarten Realty Investors	2,347,556	0.4
39,955	Weyerhaeuser Co.	1,375,251	0.2
		56,237,035	9.7

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.5%
3,787	American Water Works Co., Inc.	$583,690	0.1
38,539	Black Hills Corp.	2,529,315	0.4
16,774	Brookfield Renewable Corp.	703,501	0.1
12,304	Entergy Corp.	1,226,709	0.2
5,968	Essential Utilities, Inc.	272,738	0.1
23,061	Evergy, Inc.	1,393,576	0.2
77,296	MDU Resources Group, Inc.	2,422,457	0.4
52,794	National Fuel Gas Co.	2,758,486	0.5
21,244	NorthWestern Corp.	1,279,314	0.2
5,196	Public Service Enterprise Group, Inc.	310,409	0.1
11,835	Southwest Gas Holdings, Inc.	783,359	0.1
17,065	Spire, Inc.	1,233,287	0.2
105,222	UGI Corp.	4,872,831	0.9
		20,369,672	3.5
	Total Common Stock (Cost $446,847,041)	573,582,454	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.1%
1,543,700 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,543,702, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $1,574,574, due 07/25/21-05/20/71)	1,543,700	0.3
457,598 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $457,599, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $466,750, due 07/01/21-01/15/59)	457,598	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,543,677 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,543,679, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,574,551, due 11/30/21-07/01/51)	$1,543,677	0.2
1,543,677 (3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,543,679, collateralized by various U.S. Government Agency Obligations, 1.985%-4.000%, Market Value plus accrued interest $1,574,551, due 08/01/35-06/01/51)	1,543,677	0.2
1,543,677 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,543,679, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,574,551, due 08/01/21-04/15/62)	1,543,677	0.3
	Total Repurchase Agreements (Cost $6,632,329)	6,632,329	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,476,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $4,476,000)	4,476,000	0.8

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Short-Term Investments (Cost $11,108,329)	$11,108,329	1.9
Total Investments in Securities (Cost $457,955,370)	$584,690,783	101.2
Liabilities in Excess of Other Assets	(6,732,218)	(1.2)
Net Assets	$577,958,565	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Industrials	17.4%
Financials	15.0%
Consumer Discretionary	14.8%
Information Technology	13.9%
Health Care	11.0%
Real Estate	9.7%
Materials	6.2%
Utilities	3.5%
Consumer Staples	3.2%
Energy	2.3%
Communication Services	2.3%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$573,582,454	$—	$—	$573,582,454
Short-Term Investments	4,476,000	6,632,329	—	11,108,329
Total Investments, at fair value	$578,058,454	$6,632,329	$—	$584,690,783
Liabilities Table
Other Financial Instruments+
Futures	$(68,741)	$—	$—	$(68,741)
Total Liabilities	$(68,741)	$—	$—	$(68,741)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	16	09/17/21	$4,307,840	$(68,741)
			$4,307,840	$(68,741)
See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$68,741
Total Liability Derivatives		$68,741

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,179,358
Total	$1,179,358
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(274,905)
Total	$(274,905)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $459,439,613.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$132,587,564
Gross Unrealized Depreciation	(7,405,135)
Net Unrealized Appreciation	$125,182,429
See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Communication Services: 2.2%
13,888 (1)	AMC Networks, Inc.	$927,719	0.3
10,662 (1)	Cargurus, Inc.	279,664	0.1
20,424	Cogent Communications Holdings, Inc.	1,570,401	0.6
33,504	Entravision Communications Corp.	223,807	0.1
6,343 (1)	EverQuote, Inc.	207,289	0.1
38,768	EW Scripps Co.	790,480	0.3
35,343 (1)	Gannett Co., Inc.	194,033	0.1
14,568 (1)	Iridium Communications, Inc.	582,574	0.2
12,918 (1)	Liberty Latin America Ltd.	182,144	0.1
6,680 (1)	Meredith Corp.	290,179	0.1
20,736 (1)	QuinStreet, Inc.	385,275	0.1
4,297	Sinclair Broadcast Group, Inc.	142,746	0.0
3,390 (1)(2)	TechTarget, Inc.	262,691	0.1
		6,039,002	2.2
	Consumer Discretionary: 14.3%
3,781 (1)(2)	1-800-Flowers.com, Inc.	120,501	0.0
4,677 (1)	Abercrombie & Fitch Co. - Class A	217,153	0.1
55,028 (1)	American Axle & Manufacturing Holdings, Inc.	569,540	0.2
4,834 (1)	American Public Education, Inc.	136,996	0.0
3,095 (1)	America’s Car-Mart, Inc.	438,623	0.2
7,782 (1)	Asbury Automotive Group, Inc.	1,333,601	0.5
15,203 (1)	Beazer Homes USA, Inc.	293,266	0.1
17,587 (1)(2)	Bed Bath & Beyond, Inc.	585,471	0.2
5,169 (2)	Big 5 Sporting Goods Corp.	132,740	0.0
14,147	Big Lots, Inc.	933,844	0.3
2,754 (1)	BJ’s Restaurants, Inc.	135,332	0.0
29,908 (1)	Bloomin Brands, Inc.	811,703	0.3
14,319 (1)	Boot Barn Holdings, Inc.	1,203,512	0.4
5,090 (1)	Boyd Gaming Corp.	312,984	0.1
7,904 (1)	Brinker International, Inc.	488,862	0.2
13,115 (2)	Buckle, Inc.	652,471	0.2
4,621	Camping World Holdings, Inc.	189,415	0.1
641 (1)	Cavco Industries, Inc.	142,424	0.0
14,254	Century Communities, Inc.	948,461	0.3
9,978 (1)	Chuy’s Holdings, Inc.	371,780	0.1
17,650 (1)	Conn’s, Inc.	450,075	0.2
6,595	Core-Mark Holding Co., Inc.	296,841	0.1
2,842 (1)	CROCS, Inc.	331,150	0.1
1,743 (1)	Deckers Outdoor Corp.	669,434	0.2
7,246 (1)	Dine Brands Global, Inc.	646,706	0.2
1,217 (1)	Fox Factory Holding Corp.	189,438	0.1
14,023 (1)(2)	GameStop Corp.	3,002,885	1.1
9,180 (1)	Genesco, Inc.	584,582	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
24,605 (1)	G-III Apparel Group Ltd.	$808,520	0.3
6,922	Group 1 Automotive, Inc.	1,068,964	0.4
3,889 (1)	GrowGeneration Corp.	187,061	0.1
21,186	Guess?, Inc.	559,310	0.2
11,652	Haverty Furniture Cos., Inc.	498,240	0.2
4,510 (1)	Hibbett, Inc.	404,231	0.1
6,942	Installed Building Products, Inc.	849,423	0.3
12,052 (1)	International Game Technology PLC	288,766	0.1
2,769 (1)(2)	iRobot Corp.	258,597	0.1
5,919	Kontoor Brands, Inc.	333,891	0.1
24,271	La-Z-Boy, Inc.	898,998	0.3
7,305	LCI Industries	960,023	0.3
21,753 (1)	Lumber Liquidators Holdings, Inc.	458,988	0.2
13,519 (1)	M/I Homes, Inc.	793,160	0.3
39,851 (1)	Macy’s, Inc.	755,575	0.3
15,585 (1)	MarineMax, Inc.	759,613	0.3
15,932	MDC Holdings, Inc.	806,159	0.3
14,918 (1)	Meritage Homes Corp.	1,403,485	0.5
1,999	Nathan’s Famous, Inc.	142,569	0.0
7,554 (1)	ODP Corp./The	362,668	0.1
9,685	Patrick Industries, Inc.	707,005	0.3
55,482 (1)	Perdoceo Education Corp.	680,764	0.2
16,465 (1)	PlayAGS, Inc.	163,004	0.1
2,316	RCI Hospitality Holdings, Inc.	153,319	0.1
6,571 (1)	Red Rock Resorts, Inc.	279,268	0.1
2,764	Rent-A-Center, Inc.	146,686	0.1
2,510 (1)	Scientific Games Corp.	194,374	0.1
7,135 (1)	Shake Shack, Inc.	763,588	0.3
10,103	Shoe Carnival, Inc.	723,274	0.3
7,142	Shutterstock, Inc.	701,130	0.2
8,802 (1)	Signet Jewelers Ltd.	711,114	0.3
9,332 (1)	Sleep Number Corp.	1,026,053	0.4
3,710	Sonic Automotive, Inc.	165,985	0.1
4,863 (1)	Stamps.com, Inc.	974,010	0.3
7,214 (1)	Taylor Morrison Home Corp.	190,594	0.1
16,420 (1)	Tenneco, Inc.	317,234	0.1
17,393 (1)	Tri Pointe Homes, Inc.	372,732	0.1
7,085 (1)	Vista Outdoor, Inc.	327,894	0.1
9,950	Winnebago Industries	676,202	0.2
21,240	Wolverine World Wide, Inc.	714,514	0.3
5,110 (1)	YETI Holdings, Inc.	469,200	0.2
18,289 (1)	Zumiez, Inc.	895,978	0.3
		40,141,953	14.3
	Consumer Staples: 3.8%
11,171 (2)	B&G Foods, Inc.	366,409	0.1
4,752 (1)	BellRing Brands, Inc.	148,928	0.1
2,171 (1)	Celsius Holdings, Inc.	165,191	0.1

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
18,761 (1)	Central Garden & Pet Co. - CENT	$993,020	0.4
2,282	Coca-Cola Consolidated, Inc.	917,661	0.3
10,131	Fresh Del Monte Produce, Inc.	333,107	0.1
2,909 (1)	Herbalife Nutrition Ltd.	153,392	0.1
8,381 (1)	Hostess Brands, Inc.	135,688	0.0
6,053	Ingles Markets, Inc.	352,708	0.1
5,342	John B Sanfilippo & Son, Inc.	473,141	0.2
5,057	Medifast, Inc.	1,431,030	0.5
3,264	National Beverage Corp.	154,159	0.1
6,094 (1)	Seneca Foods Corp.	311,282	0.1
16,202 (1)	Simply Good Foods Co/The	591,535	0.2
31,055	SpartanNash Co.	599,672	0.2
3,099	Turning Point Brands, Inc.	141,841	0.0
14,333 (1)	United Natural Foods, Inc.	530,034	0.2
18,791	Universal Corp.	1,070,523	0.4
6,250 (1)	USANA Health Sciences, Inc.	640,187	0.2
79,457	Vector Group Ltd.	1,123,522	0.4
		10,633,030	3.8
	Energy: 4.4%
16,426	APA Corp.	355,294	0.1
15,356	Archrock, Inc.	136,822	0.0
7,972	Cactus, Inc.	292,732	0.1
1,966	Cimarex Energy Co.	142,437	0.0
35,477 (1)	Dorian L.P.G Ltd.	500,935	0.2
8,295 (1)	Green Plains, Inc.	278,878	0.1
35,515 (1)	Helix Energy Solutions Group, Inc.	202,791	0.1
30,629	Helmerich & Payne, Inc.	999,424	0.4
5,370 (1)	Laredo Petroleum, Inc.	498,282	0.2
33,893	Matador Resources Co.	1,220,487	0.4
1,614 (1)	Nabors Industries Ltd.	184,383	0.1
39,416 (1)	Oceaneering International, Inc.	613,707	0.2
40,314 (1)	Oil States International, Inc.	316,465	0.1
44,462	Patterson-UTI Energy, Inc.	441,952	0.2
9,143	PDC Energy, Inc.	418,658	0.1
14,745 (1)	Penn Virginia Corp.	348,130	0.1
10,868	Plains GP Holdings L.P.	129,764	0.0
46,424 (1)	ProPetro Holding Corp.	425,244	0.2
49,118 (1)(2)	Range Resources Corp.	823,218	0.3
10,692 (1)	Renewable Energy Group, Inc.	666,539	0.2
3,619 (1)	REX American Resources Corp.	326,361	0.1
25,512 (1)	Select Energy Services, Inc.	154,093	0.1
28,865	SM Energy Co.	710,945	0.3
24,873	Solaris Oilfield Infrastructure, Inc.	242,263	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
212,889 (1)	Southwestern Energy Co.	$1,207,081	0.4
7,551	Targa Resources Corp.	335,642	0.1
38,678 (1)(2)	Teekay Corp.	143,882	0.1
11,903 (1)	US Silica Holdings, Inc.	137,599	0.0
6,643	World Fuel Services Corp.	210,782	0.1
		12,464,790	4.4
	Financials: 17.1%
5,110	1st Source Corp.	237,411	0.1
14,652	Amalgamated Financial Corp.	229,011	0.1
30,155	American Equity Investment Life Holding Co.	974,610	0.3
2,547	Ameris Bancorp.	128,955	0.0
8,454	Artisan Partners Asset Management, Inc.	429,632	0.2
8,122	Assured Guaranty Ltd.	385,633	0.1
12,142 (1)	Atlantic Capital Bancshares, Inc.	309,135	0.1
2,021	B. Riley Financial, Inc.	152,585	0.1
35,881	Banc of California, Inc.	629,353	0.2
3,041	BankUnited, Inc.	129,820	0.0
26,043	Banner Corp.	1,411,791	0.5
11,850	Brightsphere Investment Group, Inc.	277,645	0.1
19,830	Brookline Bancorp, Inc.	296,459	0.1
35,366	Cadence BanCorp	738,442	0.3
8,598	Capstar Financial Holdings, Inc.	176,259	0.1
126,379	Capstead Mortgage Corp.	775,967	0.3
11,744 (1)	Carter Bankshares, Inc.	146,917	0.0
38,701	Central Pacific Financial Corp.	1,008,548	0.4
12,734	Civista Bancshares, Inc.	281,421	0.1
16,639	CNO Financial Group, Inc.	393,013	0.1
6,018	Cohen & Steers, Inc.	494,018	0.2
19,011	Columbia Banking System, Inc.	733,064	0.3
1,830	Community Bank System, Inc.	138,440	0.0
56,678	CVB Financial Corp.	1,167,000	0.4
26,816	Eastern Bankshares, Inc.	551,605	0.2
4,241 (1)	eHealth, Inc.	247,674	0.1
20,287	Ellington Financial, Inc.	388,496	0.1
15,922 (1)	Encore Capital Group, Inc.	754,544	0.3
8,174	Farmers National Banc Corp.	126,779	0.0
13,207	Financial Institutions, Inc.	396,210	0.1
7,002	First American Financial Corp.	436,575	0.2
133,839	First BanCorp. Puerto Rico	1,595,361	0.6
31,633	First Financial Bancorp.	747,488	0.3
28,130	First Hawaiian, Inc.	797,204	0.3
8,513	First Midwest Bancorp., Inc.	168,813	0.1
19,836	First of Long Island Corp.	421,118	0.1

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
19,318	Flagstar Bancorp, Inc.	$816,572	0.3
6,204	Flushing Financial Corp.	132,952	0.0
193,229 (1)	Genworth Financial, Inc.	753,593	0.3
3,964	Great Southern Bancorp., Inc.	213,660	0.1
22,064	Great Western Bancorp, Inc.	723,479	0.3
13,259 (1)	Green Dot Corp.	621,184	0.2
21,352 (1)	Greenlight Capital Re Ltd.	194,944	0.1
9,495	Hancock Whitney Corp.	421,958	0.1
21,645	Hanmi Financial Corp.	412,554	0.1
16,948	HomeStreet, Inc.	690,462	0.2
21,485	Independent Bank Corp. Michigan	466,439	0.2
7,751	International Bancshares Corp.	332,828	0.1
115,906	Investors Bancorp, Inc.	1,652,820	0.6
1,330	Investors Title Co.	232,258	0.1
33,922	KKR Real Estate Finance Trust, Inc.	733,733	0.3
20,098	Luther Burbank Corp.	238,362	0.1
7,005	Mercantile Bank Corp.	211,551	0.1
20,866	Meridian Bancorp, Inc.	426,918	0.1
21,118	MGIC Investment Corp.	287,205	0.1
4,251 (1)	Mr Cooper Group, Inc.	140,538	0.0
8,923	Navient Corp.	172,482	0.1
24,850	NBT Bancorp., Inc.	893,855	0.3
19,299	New Residential Investment Corp.	204,376	0.1
211,648	New York Mortgage Trust, Inc.	946,067	0.3
30,506 (1)	NMI Holdings, Inc.	685,775	0.2
39,029	Northfield Bancorp, Inc.	640,076	0.2
50,462	OFG Bancorp	1,116,219	0.4
18,810	Old Republic International Corp.	468,557	0.2
8,469	Oppenheimer Holdings, Inc.	430,564	0.2
5,801	Orrstown Financial Services, Inc.	133,829	0.0
20,266	Pacific Premier Bancorp, Inc.	857,049	0.3
11,805	Peapack-Gladstone Financial Corp.	366,781	0.1
5,708	Piper Sandler Cos	739,528	0.3
8,427	ProAssurance Corp.	191,714	0.1
8,948	QCR Holdings, Inc.	430,309	0.2
21,397	Radian Group, Inc.	476,083	0.2
2,656	Red River Bancshares, Inc.	134,155	0.0
84,492	Redwood Trust, Inc.	1,019,818	0.4
9,070	Republic Bancorp., Inc.	418,399	0.1
7,073	Safety Insurance Group, Inc.	553,674	0.2
7,341 (1)	Selectquote, Inc.	141,388	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
7,000	Sierra Bancorp.	$178,150	0.1
25,357	Southside Bancshares, Inc.	969,398	0.3
7,693	State Auto Financial Corp.	131,704	0.0
14,459	Stewart Information Services Corp.	819,681	0.3
4,390	Stifel Financial Corp.	284,735	0.1
17,697	Tiptree Financial, Inc.	164,582	0.1
1,413 (1)	Trupanion, Inc.	162,636	0.1
20,942	TrustCo Bank Corp. NY	719,986	0.3
1,683	UMB Financial Corp.	156,620	0.1
7,612	Umpqua Holdings Corp.	140,441	0.0
53,598	United Community Banks, Inc./GA	1,715,672	0.6
30,206	Universal Insurance Holdings, Inc.	419,259	0.1
13,119	Unum Group	372,580	0.1
4,578	Victory Capital Holdings, Inc.	147,824	0.1
2,431	Virtus Investment Partners, Inc.	675,259	0.2
14,553	WesBanco, Inc.	518,523	0.2
21,914	Westamerica Bancorp.	1,271,669	0.5
5,944	WSFS Financial Corp.	276,931	0.1
		48,127,354	17.1
	Health Care: 11.6%
7,419 (1)	Addus HomeCare Corp.	647,234	0.2
45,481 (1)	Akebia Therapeutics, Inc.	172,373	0.1
15,673 (1)	Amicus Therapeutics, Inc.	151,088	0.1
18,184 (1)	AMN Healthcare Services, Inc.	1,763,484	0.6
8,456 (1)	Amphastar Pharmaceuticals, Inc.	170,473	0.1
9,874 (1)	Angiodynamics, Inc.	267,882	0.1
7,125 (1)	Anika Therapeutics, Inc.	308,441	0.1
6,882 (1)	Apria, Inc.	192,696	0.1
8,227 (1)	AxoGen, Inc.	177,785	0.1
2,114 (1)	Blueprint Medicines Corp.	185,947	0.1
5,431 (1)	Cardiovascular Systems, Inc.	231,632	0.1
2,517 (1)	CareDx, Inc.	230,356	0.1
3,598 (1)	Castle Biosciences, Inc.	263,841	0.1
72,330 (1)	Castlight Health, Inc.	190,228	0.1
43,582 (1)	Coherus Biosciences, Inc.	602,739	0.2
27,443 (1)	Community Health Systems, Inc.	423,720	0.1
17,327	Computer Programs & Systems, Inc.	575,776	0.2
11,201	Conmed Corp.	1,539,353	0.5
30,427 (1)	Covetrus, Inc.	821,529	0.3
31,466 (1)	Cross Country Healthcare, Inc.	519,504	0.2
4,211 (1)	Cutera, Inc.	206,465	0.1

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,868 (1)	Deciphera Pharmaceuticals, Inc.	$141,607	0.0
4,469 (1)	Enanta Pharmaceuticals, Inc.	196,681	0.1
15,068	Ensign Group, Inc.	1,305,944	0.5
14,594 (1)(2)	EyePoint Pharmaceuticals, Inc.	131,200	0.0
6,437 (1)(2)	Fulgent Genetics, Inc.	593,685	0.2
1,735 (1)(2)	Glaukos Corp.	147,180	0.0
11,730 (1)	Hanger, Inc.	296,534	0.1
20,005 (1)	Homology Medicines, Inc.	145,436	0.0
10,763 (1)	Integer Holdings Corp.	1,013,875	0.4
7,330 (1)	Intercept Pharmaceuticals, Inc.	146,380	0.0
36,339 (1)	Invacare Corp.	293,256	0.1
7,429 (1)	Joint Corp./The	623,442	0.2
18,382 (1)	Jounce Therapeutics, Inc.	124,998	0.0
8,749	LeMaitre Vascular, Inc.	533,864	0.2
7,764 (1)	MacroGenics, Inc.	208,541	0.1
759 (1)	Medpace Holdings, Inc.	134,062	0.0
19,856 (1)	Meridian Bioscience, Inc.	440,406	0.2
12,858 (1)	Merit Medical Systems, Inc.	831,398	0.3
3,708 (1)	ModivCare, Inc.	630,620	0.2
23,534 (1)	Myriad Genetics, Inc.	719,670	0.3
1,542 (1)	Natera, Inc.	175,063	0.1
3,579	National Healthcare Corp.	250,172	0.1
5,674 (1)	Natus Medical, Inc.	147,411	0.0
38,941 (1)	NeoGenomics, Inc.	1,758,965	0.6
40,191 (1)	NextGen Healthcare, Inc.	666,769	0.2
13,701 (1)	Omnicell, Inc.	2,075,016	0.7
15,059 (1)(2)	OraSure Technologies, Inc.	152,698	0.1
19,451 (1)	Orthofix Medical, Inc.	780,180	0.3
25,525	Owens & Minor, Inc.	1,080,473	0.4
13,064 (1)	Pacira BioSciences, Inc.	792,724	0.3
17,106 (1)	Prestige Consumer Healthcare, Inc.	891,223	0.3
3,404 (1)	Progyny, Inc.	200,836	0.1
22,512 (1)	Puma Biotechnology, Inc.	206,660	0.1
1,513 (1)	Quidel Corp.	193,846	0.1
13,356 (1)	Radius Health, Inc.	243,613	0.1
10,180 (1)	REGENXBIO, Inc.	395,493	0.1
11,684	Select Medical Holdings Corp.	493,766	0.2
8,290 (1)	SI-BONE, Inc.	260,886	0.1
2,855	Simulations Plus, Inc.	156,768	0.1
16,601 (1)	Supernus Pharmaceuticals, Inc.	511,145	0.2
19,116 (1)(2)	Surface Oncology, Inc.	142,605	0.0
5,457 (1)	SurModics, Inc.	296,042	0.1
13,070 (1)	Tactile Systems Technology, Inc.	679,640	0.2
11,572 (1)	Triple-S Management Corp.	257,708	0.1
40,928 (1)	Vanda Pharmaceuticals, Inc.	880,361	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,808 (1)	Veracyte, Inc.	$152,244	0.1
5,851 (1)(2)	Vericel Corp.	307,178	0.1
20,334 (1)	Viemed Healthcare, Inc.	145,388	0.0
4,054 (1)	Xencor, Inc.	139,822	0.0
		32,736,020	11.6
	Industrials: 16.7%
28,593	ABM Industries, Inc.	1,268,100	0.4
16,909	ACCO Brands Corp.	145,925	0.0
1,943	Acuity Brands, Inc.	363,399	0.1
1,558	Advanced Drainage Systems, Inc.	181,616	0.1
10,309 (1)	Aerovironment, Inc.	1,032,446	0.4
1,030	Alamo Group, Inc.	157,260	0.1
3,002	Albany International Corp.	267,959	0.1
4,287 (1)	Allegiant Travel Co.	831,678	0.3
4,585	Altra Industrial Motion Corp.	298,117	0.1
5,523 (1)	American Woodmark Corp.	451,174	0.2
11,824	Apogee Enterprises, Inc.	481,592	0.2
17,006	Applied Industrial Technologies, Inc.	1,548,566	0.5
14,181	ArcBest Corp.	825,192	0.3
10,258	Arcosa, Inc.	602,555	0.2
2,552 (1)	ASGN, Inc.	247,365	0.1
14,427	Astec Industries, Inc.	908,035	0.3
8,359 (1)	Atkore, Inc.	593,489	0.2
15,638 (1)	Atlas Air Worldwide Holdings, Inc.	1,065,104	0.4
19,503	Barnes Group, Inc.	999,529	0.4
2,982 (1)	Beacon Roofing Supply, Inc.	158,791	0.1
3,264 (1)	BlueLinx Holdings, Inc.	164,114	0.1
22,900	Boise Cascade Co.	1,336,215	0.5
19,860	Brady Corp.	1,112,954	0.4
6,556 (1)	Chart Industries, Inc.	959,274	0.3
10,045	Columbus McKinnon Corp.	484,571	0.2
12,578	Comfort Systems USA, Inc.	991,021	0.4
40,613 (1)	CoreCivic, Inc.	425,218	0.1
19,299 (1)	Cornerstone Building Brands, Inc.	350,856	0.1
14,871	Costamare, Inc.	175,627	0.1
8,010 (1)	DXP Enterprises, Inc.	266,733	0.1
21,624	Enerpac Tool Group Corp.	575,631	0.2
8,840	EnPro Industries, Inc.	858,806	0.3
1,565	ESCO Technologies, Inc.	146,813	0.1
14,805	Exponent, Inc.	1,320,754	0.5
10,457	Franklin Electric Co., Inc.	843,043	0.3
5,482 (1)	Gibraltar Industries, Inc.	418,331	0.1
22,948 (1)	GMS, Inc.	1,104,717	0.4
28,414	GrafTech International Ltd.	330,171	0.1
3,084 (2)	Greenbrier Cos., Inc.	134,401	0.0
11,451	Griffon Corp.	293,489	0.1
4,808	H&E Equipment Services, Inc.	159,962	0.1
37,537	Hillenbrand, Inc.	1,654,631	0.6

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
4,473	HNI Corp.	$196,678	0.1
7,892	Insteel Industries, Inc.	253,728	0.1
12,538	John Bean Technologies Corp.	1,788,170	0.6
26,658 (1)	Kelly Services, Inc.	638,992	0.2
28,070	Korn Ferry	2,036,479	0.7
10,186	Mantech International Corp.	881,496	0.3
38,212	Marten Transport Ltd.	630,116	0.2
2,203 (1)	Masonite International Corp.	246,273	0.1
5,273	Matson, Inc.	337,472	0.1
24,288 (1)	Mesa Air Group, Inc.	226,607	0.1
3,365	Moog, Inc.	282,862	0.1
15,610 (1)	MRC Global, Inc.	146,734	0.0
62,470 (1)	NOW, Inc.	592,840	0.2
30,419 (1)	PAE, Inc.	270,729	0.1
6,066 (1)	PGT Innovations, Inc.	140,913	0.0
21,539	Pitney Bowes, Inc.	188,897	0.1
7,918	Powell Industries, Inc.	245,062	0.1
23,206	Quanex Building Products Corp.	576,437	0.2
36,794 (1)	Resideo Technologies, Inc.	1,103,820	0.4
3,845	Rush Enterprises, Inc. - Class A	166,258	0.1
9,348 (1)	Saia, Inc.	1,958,313	0.7
1,309	Simpson Manufacturing Co., Inc.	144,566	0.0
27,351 (1)	Skywest, Inc.	1,178,008	0.4
23,920 (1)	SPX Corp.	1,461,034	0.5
8,162	SPX FLOW, Inc.	532,489	0.2
5,347 (1)	Titan Machinery, Inc.	165,436	0.1
1,879 (1)	TriNet Group, Inc.	136,190	0.0
4,821	Triton International Ltd.	252,331	0.1
3,022	UFP Industries, Inc.	224,655	0.1
6,388	Unifirst Corp.	1,498,880	0.5
4,010 (1)	Veritiv Corp.	246,294	0.1
4,306 (1)	Vicor Corp.	455,316	0.2
31,581	Wabash National Corp.	505,296	0.2
974	Watts Water Technologies, Inc.	142,116	0.0
1,597 (1)	Wesco International, Inc.	164,204	0.1
13,892 (1)	WillScot Mobile Mini Holdings Corp.	387,170	0.1
		46,938,085	16.7
	Information Technology: 13.2%
27,702 (1)(2)	3D Systems Corp.	1,107,249	0.4
31,341	Adtran, Inc.	647,192	0.2
14,574	Advanced Energy Industries, Inc.	1,642,636	0.6
5,443 (1)	Agilysys, Inc.	309,543	0.1
11,881 (1)	Alarm.com Holdings, Inc.	1,006,321	0.4
3,818	Avnet, Inc.	153,025	0.1
20,343 (1)	Axcelis Technologies, Inc.	822,264	0.3
9,956	Bel Fuse, Inc.	143,366	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
10,801	Benchmark Electronics, Inc.	$307,397	0.1
6,088 (1)(3)	BM Technologies, Inc.	71,948	0.0
6,260 (1)	Bottomline Technologies de, Inc.	232,121	0.1
12,047 (1)	Box, Inc.	307,801	0.1
3,904 (1)	Cambium Networks Corp.	188,758	0.1
3,786	Cass Information Systems, Inc.	154,280	0.1
12,659 (1)	Ceva, Inc.	598,771	0.2
23,370 (1)	Cohu, Inc.	859,782	0.3
2,715 (1)	Commvault Systems, Inc.	212,232	0.1
23,809	Comtech Telecommunications Corp.	575,225	0.2
22,307	CSG Systems International, Inc.	1,052,444	0.4
28,009 (1)	Daktronics, Inc.	184,579	0.1
23,759 (1)	Diebold Nixdorf, Inc.	305,066	0.1
32,049 (1)	Digi International, Inc.	644,505	0.2
18,265 (1)	Diodes, Inc.	1,456,999	0.5
4,542 (1)	Domo, Inc.	367,130	0.1
4,543 (1)	ePlus, Inc.	393,833	0.1
15,391	EVERTEC, Inc.	671,817	0.2
10,704 (1)	ExlService Holdings, Inc.	1,137,407	0.4
94,881 (1)	Extreme Networks, Inc.	1,058,872	0.4
5,993 (1)	Fabrinet	574,549	0.2
7,498 (1)	Faro Technologies, Inc.	583,120	0.2
24,389 (1)	Formfactor, Inc.	889,223	0.3
25,681 (1)	GreenSky, Inc.	142,530	0.0
2,949 (1)	Ichor Holdings Ltd.	158,656	0.1
16,405 (1)	Insight Enterprises, Inc.	1,640,664	0.6
2,947 (1)	Itron, Inc.	294,641	0.1
25,957	Kulicke & Soffa Industries, Inc.	1,588,568	0.6
15,644 (1)	LivePerson, Inc.	989,327	0.4
17,709 (1)	MaxLinear, Inc.	752,455	0.3
1,289 (1)(2)	MicroStrategy, Inc.	856,541	0.3
3,523 (1)	Mimecast Ltd.	186,895	0.1
14,331 (1)	Mitek Systems, Inc.	276,015	0.1
7,242 (1)	Momentive Global, Inc.	152,589	0.1
11,999 (1)	Netgear, Inc.	459,802	0.2
22,828 (1)	Onto Innovation, Inc.	1,667,357	0.6
3,837	PC Connection, Inc.	177,538	0.1
4,214 (1)	Perficient, Inc.	338,890	0.1
45,833 (1)	Photronics, Inc.	605,454	0.2
6,903 (1)	Plantronics, Inc.	288,062	0.1
4,296	Power Integrations, Inc.	352,530	0.1
22,195	Progress Software Corp.	1,026,519	0.4
19,893 (1)	Pure Storage, Inc. - Class A	388,510	0.1
29,646 (1)	Rambus, Inc.	702,907	0.2
18,574 (1)	Ribbon Communications, Inc.	141,348	0.0
2,053 (1)	Rogers Corp.	412,242	0.1
17,576 (1)	Scansource, Inc.	494,413	0.2

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,953 (1)	Sprout Social, Inc.	$264,057	0.1
14,600 (1)	SPS Commerce, Inc.	1,457,810	0.5
2,095	SYNNEX Corp.	255,087	0.1
6,291	TTEC Holdings, Inc.	648,539	0.2
16,469 (1)	Ultra Clean Holdings, Inc.	884,715	0.3
6,885 (1)	Veeco Instruments, Inc.	165,515	0.1
8,258 (1)	Viavi Solutions, Inc.	145,836	0.0
9,137	Vishay Intertechnology, Inc.	206,039	0.1
12,279 (1)	Vonage Holdings Corp.	176,940	0.1
6,461	Xperi Holding Corp.	143,693	0.0
		37,102,139	13.2
	Materials: 4.9%
8,049 (1)	Allegheny Technologies, Inc.	167,822	0.1
24,662	American Vanguard Corp.	431,832	0.2
9,183 (1)	Arconic Corp.	327,098	0.1
16,248 (1)	Axalta Coating Systems Ltd.	495,401	0.2
1,114	Balchem Corp.	146,224	0.0
8,804	Cabot Corp.	501,212	0.2
22,022	Carpenter Technology Corp.	885,725	0.3
1,347	Chase Corp.	138,216	0.0
5,566 (1)	Clearwater Paper Corp.	161,247	0.1
4,263	Hawkins, Inc.	139,613	0.0
24,216	HB Fuller Co.	1,540,380	0.5
16,603	Huntsman Corp.	440,311	0.2
11,833	Innospec, Inc.	1,072,188	0.4
7,329	Kaiser Aluminum Corp.	905,058	0.3
15,532 (1)	Koppers Holdings, Inc.	502,460	0.2
9,783	Kronos Worldwide, Inc.	140,092	0.0
8,512	Louisiana-Pacific Corp.	513,188	0.2
10,197	Mercer International, Inc.	130,012	0.0
3,033	Neenah, Inc.	152,166	0.1
17,758	Olympic Steel, Inc.	521,908	0.2
2,787	Quaker Chemical Corp.	661,048	0.2
35,316 (1)	Rayonier Advanced Materials, Inc.	236,264	0.1
1,147	Royal Gold, Inc.	130,873	0.0
4,428	Schweitzer-Mauduit International, Inc.	178,803	0.1
4,452	Stepan Co.	535,442	0.2
91,768	SunCoke Energy, Inc.	655,223	0.2
39,634 (1)	TimkenSteel Corp.	560,821	0.2
14,184	Trinseo SA	848,771	0.3
8,116	Tronox Holdings PLC	181,798	0.1
29,813	Warrior Met Coal, Inc.	512,784	0.2
		13,813,980	4.9
	Real Estate: 7.4%
35,838	Acadia Realty Trust	787,002	0.3
2,896	Agree Realty Corp.	204,139	0.1
50,718	Alexander & Baldwin, Inc.	929,154	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
3,249	Apartment Income REIT Corp.	$154,100	0.1
52,512	Armada Hoffler Properties, Inc.	697,884	0.2
5,888	Brixmor Property Group, Inc.	134,776	0.0
56,923	CareTrust REIT, Inc.	1,322,321	0.5
9,998 (1)	Chatham Lodging Trust	128,674	0.0
166 (2)	CorEnergy Infrastructure Trust, Inc.	1,099	0.0
43,279	Easterly Government Properties, Inc.	912,321	0.3
52,180	Essential Properties Realty Trust, Inc.	1,410,947	0.5
5,917	First Industrial Realty Trust, Inc.	309,045	0.1
8,624 (1)	Forestar Group, Inc.	180,328	0.1
35,477	Four Corners Property Trust, Inc.	979,520	0.4
10,678	Gaming and Leisure Properties, Inc.	494,712	0.2
27,892 (2)	Geo Group, Inc./The	198,591	0.1
18,176	Global Net Lease, Inc.	336,256	0.1
1,643 (2)	Innovative Industrial Properties, Inc.	313,846	0.1
53,526	Kite Realty Group Trust	1,178,107	0.4
77,758	Lexington Realty Trust	929,208	0.3
4,733	Life Storage, Inc.	508,088	0.2
4,046	MGM Growth Properties LLC	148,165	0.1
5,449	National Storage Affiliates Trust	275,501	0.1
10,738	Newmark Group, Inc.	128,963	0.0
28,868	Piedmont Office Realty Trust, Inc.	533,192	0.2
7,728	PotlatchDeltic Corp.	410,743	0.1
11,315	RE/MAX Holdings, Inc.	377,129	0.1
55,481 (1)	Realogy Holdings Corp.	1,010,864	0.4
59,580	Retail Opportunity Investments Corp.	1,052,183	0.4
76,082	Retail Properties of America, Inc.	871,139	0.3
18,910	Retail Value, Inc.	411,293	0.1
72,497	RPT Realty	941,011	0.3
5,286	Saul Centers, Inc.	240,249	0.1
94,159	SITE Centers Corp.	1,418,035	0.5
2,845	Spirit Realty Capital, Inc.	136,105	0.1
3,648	Terreno Realty Corp.	235,369	0.1
50,608	Whitestone REIT	417,516	0.2
		20,717,575	7.4
	Utilities: 1.2%
16,629	Avista Corp.	709,559	0.2
2,548	Black Hills Corp.	167,225	0.0

See Accompanying Notes to Financial Statements
39

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
2,752	Brookfield Infrastructure Corp.	$207,501	0.1
2,481	Chesapeake Utilities Corp.	298,539	0.1
5,508	National Fuel Gas Co.	287,793	0.1
10,690	Portland General Electric Co.	492,595	0.2
18,866	South Jersey Industries, Inc.	489,195	0.2
14,978	Unitil Corp.	793,385	0.3
		3,445,792	1.2
	Total Common Stock (Cost $205,309,056)	272,159,720	96.8
RIGHTS: 0.0%
	Energy: 0.0%
645 (1)	Nabors Industries Ltd.	6,450	0.0

	Health Care: —%
7,651 (1)(3)(4)	Aduro Biotech, Inc. - CVR	—	—
	Total Rights (Cost $—)	6,450	0.0
WARRANTS: 0.0%
	Energy: 0.0%
1,219 (1)	Oasis Petroleum, Inc.	26,818	0.0
	Total Warrants (Cost $37,789)	26,818	0.0
	Total Long-Term Investments (Cost $205,346,845)	272,192,988	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Repurchase Agreements: 2.8%
1,833,100 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,833,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $1,869,762, due 07/25/21-05/20/71)	1,833,100	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,215,489 (5)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,215,491, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,239,799, due 11/30/21-07/01/51)	$1,215,489	0.4
1,161,102 (5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,161,104, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,184,326, due 05/01/24-04/20/71)	1,161,102	0.4
1,833,132 (5)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,833,135, collateralized by various U.S. Government Agency Obligations, 1.985%-4.000%, Market Value plus accrued interest $1,869,795, due 08/01/35-06/01/51)	1,833,132	0.7
1,833,132 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,833,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,869,795, due 08/01/21-04/15/62)	1,833,132	0.7

See Accompanying Notes to Financial Statements
40

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
Total Repurchase Agreements (Cost $7,875,955)	$7,875,955	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
8,574,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $8,574,000)	8,574,000	3.1
	Total Short-Term Investments (Cost $16,449,955)	16,449,955	5.9
	Total Investments in Securities (Cost $221,796,800)	$288,642,943	102.7
	Liabilities in Excess of Other Assets	(7,537,659)	(2.7)
	Net Assets	$281,105,284	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $71,948 or 0.0% of net assets. Please refer to the table below for additional details.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification as of June 30, 2021 (as a percentage of net assets)

Financials	17.1%
Industrials	16.7%
Consumer Discretionary	14.3%
Information Technology	13.2%
Health Care	11.6%
Real Estate	7.4%
Materials	4.9%
Energy	4.4%
Consumer Staples	3.8%
Communication Services	2.2%
Utilities	1.2%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,039,002	$—	$—	$6,039,002
Consumer Discretionary	40,141,953	—	—	40,141,953
Consumer Staples	10,633,030	—	—	10,633,030
Energy	12,464,790	—	—	12,464,790
Financials	48,127,354	—	—	48,127,354
Health Care	32,736,020	—	—	32,736,020
Industrials	46,938,085	—	—	46,938,085
Information Technology	37,030,191	71,948	—	37,102,139
Materials	13,813,980	—	—	13,813,980
Real Estate	20,717,575	—	—	20,717,575
Utilities	3,445,792	—	—	3,445,792
Total Common Stock	272,087,772	71,948	—	272,159,720
See Accompanying Notes to Financial Statements
41

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Rights	$6,450	$—	$—	$6,450
Warrants	—	26,818	—	26,818
Short-Term Investments	8,574,000	7,875,955	—	16,449,955
Total Investments, at fair value	$280,668,222	$7,974,721	$—	$288,642,943
Other Financial Instruments+
Futures	49,761	—	—	49,761
Total Assets	$280,717,983	$7,974,721	$—	$288,692,704

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
BM Technologies, Inc.	12/17/2020	76,100	71,948
		$76,100	$71,948
At June 30, 2021, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	73	09/17/21	$8,423,470	$49,761
			$8,423,470	$49,761
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$49,761
Total Asset Derivatives		$49,761

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$444,870
Total	$444,870
See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2021 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$17,422
Total	$17,422
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $222,145,839.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,136,486
Gross Unrealized Depreciation	(5,589,621)
Net Unrealized Appreciation	$66,546,865
See Accompanying Notes to Financial Statements
43

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-AIP   (0621-081621)

Semi-Annual Report
June 30, 2021
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.
The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30,2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Balanced Portfolio
Class I	$1,000.00	$1,095.70	0.69%	$3.59	$1,000.00	$1,021.37	0.69%	$3.46
Class S	1,000.00	1,093.70	0.94	4.88	1,000.00	1,020.13	0.94	4.71
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$1,123.00	1.10%	$5.79	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,125.50	0.60	3.16	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,124.30	0.85	4.48	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,123.60	1.00	5.27	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,122.60	1.20	6.32	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,000.20	0.05%	$0.25	$1,000.00	$1,024.55	0.05%	$0.25
Class S	1,000.00	1,000.10	0.05	0.25	1,000.00	1,024.55	0.05	0.25
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,170.30	1.07%	$5.76	$1,000.00	$1,019.49	1.07%	$5.36
Class I	1,000.00	1,172.90	0.62	3.34	1,000.00	1,021.72	0.62	3.11
Class S	1,000.00	1,171.90	0.87	4.69	1,000.00	1,020.48	0.87	4.36
Class S2	1,000.00	1,170.70	1.02	5.49	1,000.00	1,019.74	1.02	5.11
2

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$989.50	1.03%	$5.08	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	992.20	0.53	2.62	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	990.80	0.78	3.85	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	990.00	0.93	4.59	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,137.80	1.40%	$7.42	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,140.60	0.90	4.78	1,000.00	1,020.33	0.90	4.51
Class R6	1,000.00	1,140.70	0.88	4.67	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,139.10	1.15	6.10	1,000.00	1,019.09	1.15	5.76

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$344,372,474	$639,220,870	$—
Investments in affiliates at fair value**	40,775,980	—	—
Short-term investments at fair value†	21,087,903	9,845,917	—
Short-term investments at amortized cost	—	—	237,979,542
Repurchase agreements	—	—	304,306,000
Cash	268,183	142,411	639
Cash collateral for futures contracts	151,382	—	—
Foreign currencies at value‡	20,927	136,289	—
Receivables:
Investment securities sold	2,471,845	—	116,484,023
Investment securities sold on a delayed-delivery or when-issued basis	1,463,394	—	—
Fund shares sold	2,211,713	220,454	1,148,186
Dividends	535,957	1,243,992	519
Interest	370,511	40	9,395
Foreign tax reclaims	145,422	1,458,061	—
Variation margin on futures contracts	9,630	—	—
Unrealized appreciation on forward foreign currency contracts	15,080	—	—
Prepaid expenses	103	169	155
Reimbursement due from Investment Adviser	17,826	25,664	177,910
Other assets	57,539	62,808	141,965
Total assets	413,975,869	652,356,675	660,248,334
LIABILITIES:
Payable for investment securities purchased	1,219,872	—	157,955,392
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,933,704	—	—
Payable for fund shares redeemed	2,633,964	713,482	54,116
Payable upon receipt of securities loaned	15,838,444	8,938,917	—
Unrealized depreciation on forward foreign currency contracts	5,097	—	—
Payable for investment management fees	191,675	294,908	126,851
Payable for distribution and shareholder service fees	602	108,065	6
Payable for directors/trustees fees	1,908	3,148	2,673
Payable to directors/trustees under the deferred compensation plan (Note 6)	57,539	62,808	141,965
Other accrued expenses and liabilities	116,783	139,697	168,139
Written options, at fair value^	23,518	—	—
Total liabilities	25,023,106	10,261,025	158,449,142
NET ASSETS	$388,952,763	$642,095,650	$501,799,192
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$301,906,574	$564,077,362	$501,870,977
Total distributable earnings (loss)	87,046,189	78,018,288	(71,785)
NET ASSETS	$388,952,763	$642,095,650	$501,799,192
+ Including securities loaned at value	$15,472,012	$8,282,584	$—
* Cost of investments in securities	$283,277,713	$549,845,690	$—
** Cost of investments in affiliates	$38,554,702	$—	$—
† Cost of short-term investments	$21,088,055	$9,845,917	$—
‡ Cost of foreign currencies	$22,357	$137,156	$—
^ Premiums received on written options	$27,559	$—	$—
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$14,041,091	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,202,442	n/a
Net asset value and redemption price per share	n/a	$11.68	n/a
Class I
Net assets	$386,009,280	$140,495,917	$501,744,086
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	22,164,261	12,037,385	501,624,094
Net asset value and redemption price per share	$17.42	$11.67	$1.00
Class S
Net assets	$2,943,483	$484,284,304	$55,106
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	169,818	41,320,323	55,094
Net asset value and redemption price per share	$17.33	$11.72	$1.00
Class S2
Net assets	n/a	$392,123	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	33,912	n/a
Net asset value and redemption price per share	n/a	$11.56	n/a
Class T
Net assets	n/a	$2,882,215	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	246,552	n/a
Net asset value and redemption price per share	n/a	$11.69	n/a
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,541,144,262	$2,573,279,304	$480,660,424
Investments in affiliates at fair value**	—	806,414,723	—
Short-term investments at fair value†	38,173,447	36,767,381	14,420,718
Cash	347,159	1,291,783	—
Cash collateral for futures contracts	—	3,814,537	—
Cash pledged for centrally cleared swaps (Note 2)	—	3,516,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	320,000	—
Receivables:
Investment securities sold	—	12,552,935	2,057,288
Investment securities sold on a delayed-delivery or when-issued basis	—	51,189,750	—
Fund shares sold	11,462	11,912,462	86,753
Dividends	4,167,973	2,863,037	214,269
Interest	445	13,934,562	82
Foreign tax reclaims	231,444	—	3,331
Variation margin on futures contracts	—	647,568	—
Unrealized appreciation on forward foreign currency contracts	—	1,041,084	—
Prepaid expenses	891	971	126
Reimbursement due from Investment Adviser	—	121,399	37,528
Other assets	288,027	406,331	51,970
Total assets	3,584,365,110	3,520,073,827	497,532,489
LIABILITIES:
Payable for investment securities purchased	—	23,653,145	9,044,232
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	108,912,604	—
Payable for fund shares redeemed	8,132,151	29,915	162,384
Payable upon receipt of securities loaned	26,852,447	12,313,700	4,028,718
Unrealized depreciation on forward foreign currency contracts	—	340,811	—
Variation margin payable on centrally cleared swaps	—	4,717	—
Payable for investment management fees	1,620,031	1,381,140	344,101
Payable for distribution and shareholder service fees	466,287	543,454	21,625
Payable to custodian due to bank overdraft	—	—	1,004,330
Payable for directors/trustees fees	17,146	17,155	2,422
Payable to directors/trustees under the deferred compensation plan (Note 6)	288,027	406,331	51,970
Other accrued expenses and liabilities	425,358	556,523	158,774
Written options, at fair value^	—	881,808	—
Total liabilities	37,801,447	149,041,303	14,818,556
NET ASSETS	$3,546,563,663	$3,371,032,524	$482,713,933
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,198,603,896	$3,322,237,028	$354,500,758
Total distributable earnings	1,347,959,767	48,795,496	128,213,175
NET ASSETS	$3,546,563,663	$3,371,032,524	$482,713,933
+ Including securities loaned at value	$26,286,780	$12,044,608	$3,934,931
* Cost of investments in securities	$2,676,587,070	$2,486,168,251	$417,701,663
** Cost of investments in affiliates	$—	$793,908,162	$—
† Cost of short-term investments	$38,173,447	$36,767,337	$14,420,718
^ Premiums received on written options	$—	$1,070,359	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$970,125,603	$294,915,792	$8,325,450
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	29,058,974	22,940,344	423,278
Net asset value and redemption price per share	$33.38	$12.86	$19.67
Class I
Net assets	$2,058,318,520	$1,022,783,657	$372,110,545
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	60,229,529	78,688,643	17,646,504
Net asset value and redemption price per share	$34.17	$13.00	$21.09
Class R6
Net assets	n/a	n/a	$15,396,679
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	729,806
Net asset value and redemption price per share	n/a	n/a	$21.10
Class S
Net assets	$517,682,572	$2,036,354,987	$86,881,259
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	15,473,196	157,758,605	4,256,843
Net asset value and redemption price per share	$33.46	$12.91	$20.41
Class S2
Net assets	$436,968	$16,978,088	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	13,278	1,320,424	n/a
Net asset value and redemption price per share	$32.91	$12.86	n/a
See Accompanying Notes to Financial Statements
7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,113,359	$9,952,398	$4,635
Dividends from affiliated underlying funds	1,067,940	—	—
Interest	933,977	115	120,467
Securities lending income, net	37,751	14,028	—
Total investment income	4,153,027	9,966,541	125,102
EXPENSES:
Investment management fees	1,135,432	1,729,166	927,387
Distribution and shareholder service fees:
Class ADV	—	34,585	—
Class S	3,561	591,526	64
Class S2	—	746	—
Class T	—	10,148	—
Transfer agent fees:
Class ADV	—	3,778	—
Class I	164,446	36,681	302,491
Class S	1,248	129,241	30
Class S2	—	102	—
Class T	—	739	—
Shareholder reporting expense	16,290	36,500	25,340
Registration fees	—	—	1,977
Professional fees	13,394	22,274	17,187
Custody and accounting expense	72,038	53,576	27,110
Directors/trustees fees	7,632	12,592	10,694
Licensing fee (Note 7)	9,857	—	—
Shareholder notification costs (Note 6)	—	14,148	—
Miscellaneous expense	8,996	16,501	10,918
Interest expense	260	19	—
Total expenses	1,433,154	2,692,322	1,323,198
Waived and reimbursed fees	(117,597)	(175,758)	(1,198,096)
Net expenses	1,315,557	2,516,564	125,102
Net investment income	2,837,470	7,449,977	—
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,446,311	35,672,861	78,056
Sale of affiliated underlying funds	7,537	—	—
Forward foreign currency contracts	(38,278)	—	—
Foreign currency related transactions	13	(2,401)	—
Futures	542,164	—	—
Swaps	(112,635)	—	—
Written options	96,446	—	—
Net realized gain	22,941,558	35,670,460	78,056
Net change in unrealized appreciation (depreciation) on:
Investments	8,702,707	30,821,852	—
Affiliated underlying funds	154,421	—	—
Forward foreign currency contracts	46,517	—	—
Foreign currency related transactions	(16,216)	(62,648)	—
Futures	(9,397)	—	—
Written options	(8,318)	—	—
Net change in unrealized appreciation (depreciation)	8,869,714	30,759,204	—
Net realized and unrealized gain	31,811,272	66,429,664	78,056
Increase in net assets resulting from operations	$34,648,742	$73,879,641	$78,056
* Foreign taxes withheld	$60,943	$418,929	$—
See Accompanying Notes to Financial Statements
8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$25,434,985	$3,250	$2,074,935
Dividends from affiliated underlying funds	—	15,688,570	—
Interest	—	37,029,243	46
Securities lending income, net	32,268	39,962	20,477
Total investment income	25,467,253	52,761,025	2,095,458
EXPENSES:
Investment management fees	10,203,028	8,506,767	2,042,422
Distribution and shareholder service fees:
Class ADV	2,348,991	745,761	19,957
Class S	626,129	2,549,978	108,449
Class S2	805	37,884	—
Transfer agent fees:
Class ADV	191,937	73,611	5,212
Class I	400,399	257,985	244,581
Class R6	—	—	10
Class S	102,322	503,393	56,941
Class S2	82	4,674	—
Shareholder reporting expense	122,175	97,100	19,900
Professional fees	61,540	65,010	5,802
Custody and accounting expense	127,473	179,680	25,350
Directors fees	68,584	68,618	9,691
Miscellaneous expense	41,829	85,110	7,116
Interest expense	2,718	—	1,191
Total expenses	14,298,012	13,175,571	2,546,622
Waived and reimbursed fees	(1,000,145)	(777,918)	(250,907)
Net expenses	13,297,867	12,397,653	2,295,715
Net investment income (loss)	12,169,386	40,363,372	(200,257)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	497,280,035	(3,957,517)	74,597,398
Forward foreign currency contracts	—	(2,482,429)	—
Foreign currency related transactions	—	28,192	50
Futures	—	(20,386,890)	—
Swaps	—	(6,622,187)	—
Written options	—	4,325,004	—
Net realized gain (loss)	497,280,035	(29,095,827)	74,597,448
Net change in unrealized appreciation (depreciation) on:
Investments	31,127,418	(43,282,836)	(12,750,640)
Affiliated underlying funds	—	(8,573,483)	—
Forward foreign currency contracts	—	2,927,974	—
Foreign currency related transactions	—	(727,928)	30
Futures	—	5,028,577	—
Swaps	—	(499,969)	—
Written options	—	(351,604)	—
Net change in unrealized appreciation (depreciation)	31,127,418	(45,479,269)	(12,750,610)
Net realized and unrealized gain (loss)	528,407,453	(74,575,096)	61,846,838
Increase (decrease) in net assets resulting from operations	$540,576,839	$(34,211,724)	$61,646,581
* Foreign taxes withheld	$68,016	$—	$5,761
See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$2,837,470	$6,399,068	$7,449,977	$12,886,495
Net realized gain (loss)	22,941,558	5,154,690	35,670,460	(30,424,009)
Net change in unrealized appreciation (depreciation)	8,869,714	24,343,888	30,759,204	1,716,505
Increase (decrease) in net assets resulting from operations	34,648,742	35,897,646	73,879,641	(15,821,009)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(78,799)	(256,442)
Class I	(12,106,937)	(18,138,058)	(928,032)	(3,119,971)
Class S	(86,191)	(126,078)	(2,973,332)	(9,952,937)
Class S2	—	—	(2,274)	(6,422)
Class T	—	—	(14,627)	(44,881)
Return of capital:
Class ADV	—	—	—	(7,056)
Class I	—	—	—	(68,689)
Class S	—	—	—	(243,548)
Class S2	—	—	—	(168)
Class T	—	—	—	(1,310)
Total distributions	(12,193,128)	(18,264,136)	(3,997,064)	(13,701,424)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,895,118	5,535,434	4,015,267	18,903,580
Reinvestment of distributions	12,193,128	18,264,136	3,997,064	13,701,424
	14,088,246	23,799,570	8,012,331	32,605,004
Cost of shares redeemed	(21,213,408)	(41,524,529)	(47,194,037)	(102,658,244)
Net decrease in net assets resulting from capital share transactions	(7,125,162)	(17,724,959)	(39,181,706)	(70,053,240)
Net increase (decrease) in net assets	15,330,452	(91,449)	30,700,871	(99,575,673)
NET ASSETS:
Beginning of year or period	373,622,311	373,713,760	611,394,779	710,970,452
End of year or period	$388,952,763	$373,622,311	$642,095,650	$611,394,779
See Accompanying Notes to Financial Statements
10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$—	$1,187,700	$12,169,386	$34,522,135
Net realized gain	78,056	212,665	497,280,035	300,435,837
Net change in unrealized appreciation (depreciation)	—	—	31,127,418	130,647,761
Increase in net assets resulting from operations	78,056	1,400,365	540,576,839	465,605,733
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(24,833,067)	(89,633,973)
Class I	(76,617)	(1,404,625)	(51,108,040)	(185,709,436)
Class S	(7)	(11)	(13,200,400)	(48,725,698)
Class S2	—	—	(11,028)	(36,297)
Total distributions	(76,624)	(1,404,636)	(89,152,535)	(324,105,404)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,061,705	285,044,111	9,118,359	16,220,803
Reinvestment of distributions	76,624	1,404,636	89,108,338	323,931,465
	29,138,329	286,448,747	98,226,697	340,152,268
Cost of shares redeemed	(97,336,043)	(185,720,359)	(234,900,746)	(425,160,048)
Net increase (decrease) in net assets resulting from capital share transactions	(68,197,714)	100,728,388	(136,674,049)	(85,007,780)
Net increase (decrease) in net assets	(68,196,282)	100,724,117	314,750,255	56,492,549
NET ASSETS:
Beginning of year or period	569,995,474	469,271,357	3,231,813,408	3,175,320,859
End of year or period	$501,799,192	$569,995,474	$3,546,563,663	$3,231,813,408
See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$40,363,372	$95,405,007	$(200,257)	$561,796
Net realized gain (loss)	(29,095,827)	86,132,589	74,597,448	2,886,158
Net change in unrealized appreciation (depreciation)	(45,479,269)	74,500,612	(12,750,610)	25,963,897
Increase (decrease) in net assets resulting from operations	(34,211,724)	256,038,208	61,646,581	29,411,851
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(4,443,704)	(15,415,594)	(34,072)	(115,866)
Class I	(18,187,515)	(60,842,817)	(1,965,801)	(7,399,513)
Class R6	—	—	(82,238)	(113,123)
Class S	(32,949,306)	(114,239,492)	(342,592)	(1,519,485)
Class S2	(291,405)	(1,162,517)	—	—
Total distributions	(55,871,930)	(191,660,420)	(2,424,703)	(9,147,987)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,394,447	289,580,060	16,984,291	35,470,151
Reinvestment of distributions	55,868,139	191,650,804	2,424,703	9,147,987
	111,262,586	481,230,864	19,408,994	44,618,138
Cost of shares redeemed	(232,115,376)	(498,718,864)	(41,750,338)	(145,853,074)
Net decrease in net assets resulting from capital share transactions	(120,852,790)	(17,488,000)	(22,341,344)	(101,234,936)
Net increase (decrease) in net assets	(210,936,444)	46,889,788	36,880,534	(80,971,072)
NET ASSETS:
Beginning of year or period	3,581,968,968	3,535,079,180	445,833,399	526,804,471
End of year or period	$3,371,032,524	$3,581,968,968	$482,713,933	$445,833,399
See Accompanying Notes to Financial Statements
12

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-21+	16.43	0.13•	1.42	1.55	0.29	0.27	—	0.56	—	17.42	9.57	0.76	0.69	0.69	1.50	386,009	50
12-31-20	15.71	0.29	1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
Class S
06-30-21+	16.34	0.11•	1.41	1.52	0.26	0.27	—	0.53	—	17.33	9.37	1.01	0.94	0.94	1.25	2,943	50
12-31-20	15.62	0.23•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-21+	10.46	0.12•	1.16	1.28	0.06	—	—	0.06	—	11.68	12.30	1.16	1.10	1.10	2.09	14,041	37
12-31-20	10.83	0.18	(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
Class I
06-30-21+	10.44	0.14•	1.17	1.31	0.08	—	—	0.08	—	11.67	12.55	0.66	0.60	0.60	2.59	140,496	37
12-31-20	10.82	0.23	(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
Class S
06-30-21+	10.49	0.13•	1.17	1.30	0.07	—	—	0.07	—	11.72	12.43	0.91	0.85	0.85	2.34	484,284	37
12-31-20	10.87	0.21	(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
See Accompanying Notes to Financial Statements
13

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-21+	10.35	0.12•	1.16	1.28	0.07	—	—	0.07	—	11.56	12.36	1.06	1.00	1.00	2.20	392	37
12-31-20	10.73	0.19	(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
Class T
06-30-21+	10.47	0.11•	1.17	1.28	0.06	—	—	0.06	—	11.69	12.26	1.41	1.20	1.20	1.99	2,882	37
12-31-20	10.85	0.18	(0.37)	(0.19)	0.18	—	0.01	0.19	—	10.47	(1.48)	1.41	1.20	1.20	1.74	2,573	72
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
Voya Government Money Market Portfolio
Class I
06-30-21+	1.00	0.00*•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.50	0.05	0.05	0.00*	501,744	—
12-31-20	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.29	0.51	0.17	0.17	0.20	569,945	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
Class S
06-30-21+	1.00	(0.00)*•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.75	0.05	0.05	(0.01)	55	—
12-31-20	1.00	0.00*	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.04	0.76	0.17	0.17	0.00*	51	—
06-30-18(5)	1.00	0.01	0.00	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
12-31-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.46	0.64	0.49	0.49	0.39	44	—
12-31-16	1.00	0.00*	0.00*	0.00	0.00*	0.00*	—	0.00*	—	1.00	0.10	0.64	0.38	0.38	0.00*	82	—
Voya Growth and Income Portfolio
Class ADV
06-30-21+	29.29	0.07•	4.88	4.95	—	0.86	—	0.86	—	33.38	17.03	1.17	1.07	1.07	0.43	970,126	41
12-31-20	27.93	0.26	4.22	4.48	0.26	2.86	—	3.12	—	29.29	16.74	1.17	1.07	1.07	0.90	903,118	92
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
Class I
06-30-21+	29.90	0.14•	4.99	5.13	—	0.86	—	0.86	—	34.17	17.29	0.67	0.62	0.62	0.88	2,058,319	41
12-31-20	28.44	0.39	4.32	4.71	0.39	2.86	—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
See Accompanying Notes to Financial Statements
14

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-21+	29.32	0.10•	4.90	5.00	—	0.86	—	0.86	—	33.46	17.19	0.92	0.87	0.87	0.62	517,683	41
12-31-20	27.96	0.32	4.22	4.54	0.32	2.86	—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
Class S2
06-30-21+	28.88	0.08•	4.81	4.89	—	0.86	—	0.86	—	32.91	17.07	1.07	1.02	1.02	0.48	437	41
12-31-20	27.59	0.25•	4.19	4.44	0.29	2.86	—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
Voya Intermediate Bond Portfolio
Class ADV
06-30-21+	13.19	0.13•	(0.27)	(0.14)	0.19	0.00*	—	0.19	—	12.86	(1.05)	1.08	1.03	1.03	2.07	294,916	70
12-31-20	12.94	0.32	0.61	0.93	0.38	0.30	—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
Class I
06-30-21+	13.33	0.17•	(0.28)	(0.11)	0.22	0.00*	—	0.22	—	13.00	(0.78)	0.58	0.53	0.53	2.57	1,022,784	70
12-31-20	13.08	0.39	0.61	1.00	0.45	0.30	—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
Class S
06-30-21+	13.24	0.15•	(0.27)	(0.12)	0.21	0.00*	—	0.21	—	12.91	(0.92)	0.83	0.78	0.78	2.32	2,036,355	70
12-31-20	12.99	0.35	0.62	0.97	0.42	0.30	—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
Class S2
06-30-21+	13.19	0.14•	(0.27)	(0.13)	0.20	0.00*	—	0.20	—	12.86	(1.00)	0.98	0.93	0.93	2.17	16,978	70
12-31-20	12.94	0.33	0.62	0.95	0.40	0.30	—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
See Accompanying Notes to Financial Statements
15

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-21+	17.36	(0.05)•	2.44	2.39	—	0.08	—	0.08	—	19.67	13.78	1.51	1.40	1.40	(0.53)	8,325	63
12-31-20	15.91	(0.04)	1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
Class I
06-30-21+	18.59	(0.00)*•	2.61	2.61	0.03	0.08	—	0.11	—	21.09	14.06	1.01	0.90	0.90	(0.03)	372,111	63
12-31-20	17.04	0.05	1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
Class R6
06-30-21+	18.60	(0.00)*•	2.61	2.61	0.03	0.08	—	0.11	—	21.10	14.07	0.88	0.88	0.88	(0.02)	15,397	63
12-31-20	17.04	0.03	1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
Class S
06-30-21+	17.99	(0.03)•	2.53	2.50	—	0.08	—	0.08	—	20.41	13.91	1.26	1.15	1.15	(0.28)	86,881	63
12-31-20	16.48	(0.00)*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

See Accompanying Notes to Financial Statements
16

Financial Highlights (continued)

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has fourteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2021, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $51,448 and $2,399,963, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options and open forward foreign currency contracts were they to be unwound as of June 30, 2021. The Portfolios did not receive any cash collateral at June 30, 2021.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2021, Balanced and Intermediate Bond had a liability position of $28,615 and $1,222,619, respectively, on open forward foreign currency contracts and OTC written options. If a contingent feature would have been triggered as of June 30, 2021, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2021, Intermediate Bond pledged $320,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not pledge any cash collateral at June 30, 2021.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2021, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$2,065	$964,300
Intermediate Bond	319,299	62,304,862
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2021.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2021, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$20,272,309	$8,783,070
Intermediate Bond	384,268,305	107,696,438
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2021.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2021, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $3,828,333 and $155,605,000, respectively, on purchased foreign currency options. Please refer to the tables within each respective Portfolio of Investments for open purchased foreign currency options at June 30, 2021.
During the period ended June 30, 2021, Balanced and Intermediate Bond had written foreign currency options to generate income. Balanced and Intermediate Bond had average notional values of $2,244,667 and $91,442,333, respectively, on written foreign currency options. Please refer to the tables within each respective Portfolio of Investments for open written foreign currency options at June 30, 2021.
During the period ended June 30, 2021, Balanced and Intermediate Bond had purchased credit default swaptions in an attempt to gain exposure to certain credit markets. Balanced and Intermediate Bond had average notional values of $859,500 and $38,461,500, respectively, on purchased credit default swaptions. There were no open purchased credit default swaptions at June 30, 2021.
During the period ended June 30, 2021, Balanced and Intermediate Bond had written interest swaptions to generate income. Balanced and Intermediate Bond had average notional values of $1,666,500 and $69,247,500, respectively, on written interest swaptions. Please refer to the tables within each Portfolio of Investments for open written interest swaptions at June 30, 2021.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2021.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2021, Balanced and Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2021, Balanced and Intermediate Bond had an average notional amount of $4,460,000 and $81,704,670, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2021. Balanced did not have any open credit default swaps to buy protection at June 30, 2021.
At June 30, 2021, Intermediate Bond has pledged $3,516,000 in cash collateral for open centrally cleared credit default swaps.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2021, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2021, Balanced and Intermediate Bond had average notional amounts of $4,426,700 and $186,017,700, respectively, on Long interest rate swaps.
For the period ended June 30, 2021, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2021, Balanced and Intermediate Bond had average notional amounts of $3,868,445 and $161,956,645, respectively, on Short interest rate swaps.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. The Portfolios did not have any open interest rate swaps at June 30, 2021.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$105,136,029	$121,947,778
Global High Dividend Low Volatility	226,924,885	256,296,391
Growth and Income	1,385,364,844	1,568,755,234
Intermediate Bond	581,813,660	544,879,001
Small Company	297,931,884	322,598,524
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$86,158,294	$83,133,927
Intermediate Bond	1,825,994,571	1,955,740,402
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor has contractually agreed to waive 0.10% of average daily net assets attributable to distribution and/or shareholder service fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2021, the Distributor waived $38 of class specific distribution fees for Class S and the Investment Adviser waived $1,078,794 of management fees and/or certain expenses to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2021, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	June 30,
	2022	2023	2024	Total
Government Money Market	$—	$122,934	$231,150	$354,084
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
During the period ended June 30, 2021, Global High dividend Low Volatility incurred $14,148 of shareholder notification costs associated with changes to the Portfolio’s principal investment strategies.
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.16%
	Intermediate Bond	11.78
	Small Company	16.08
Voya Retirement Insurance and Annuity Company	Balanced	87.59

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Portfolio	Percentage
	Global High Dividend Low Volatility	19.60
	Government Money Market	89.43
	Growth and Income	53.65
	Intermediate Bond	25.59
	Small Company	61.20
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$165,489
Global High Dividend Low Volatility	169,939
Government Money Market	302,066
Growth and Income	688,896
Intermediate Bond	836,978
Small Company	306,407
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.40%	0.90%	0.90%	1.15%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2022, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:
	June 30,
	2022	2023	2024	Total
Balanced	$—	$122,934	$231,150	$354,084
Intermediate Bond	900	722,047	1,578,156	2,301,103
Small Company	—	—	1,021	1,021

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and /or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2021 are as follows:
	June 30,
	2022	2023	2024	Total
Small Company
Class ADV	$—	$3,281	$8,083	$11,364
Class I	—	190,129	396,537	586,666
Class S	—	39,677	91,275	130,952
The Expense Limitation Agreements are contractual through May 1, 2022, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2021:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	6	$1,229,500	1.27%
Global High Dividend Low Volatility	1	556,000	1.26
Growth and Income	9	$8,562,111	1.27%
Small Company	23	1,455,783	1.28

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2021	107,497	—	723,234	(1,231,865)	(401,134)	1,848,543	—	12,106,937	(21,058,818)	(7,103,338)
12/31/2020	360,697	—	1,372,016	(2,792,001)	(1,059,288)	5,254,763	—	18,138,058	(41,220,433)	(17,827,612)
Class S
6/30/2021	2,678	—	5,170	(9,014)	(1,166)	46,575	—	86,191	(154,590)	(21,824)
12/31/2020	20,580	—	9,573	(19,934)	10,219	280,671	—	126,078	(304,096)	102,653
Global High Dividend Low Volatility
Class ADV
6/30/2021	8,826	—	7,086	(122,253)	(106,341)	100,078	—	78,799	(1,360,101)	(1,181,224)
12/31/2020	77,076	—	30,013	(244,244)	(137,155)	752,065	—	263,498	(2,345,996)	(1,330,433)
Class I
6/30/2021	212,321	—	83,531	(654,876)	(359,024)	2,362,552	—	928,032	(7,245,503)	(3,954,919)
12/31/2020	588,767	—	360,415	(2,364,608)	(1,415,426)	5,540,929	—	3,188,660	(22,573,731)	(13,844,142)
Class S
6/30/2021	123,452	—	266,428	(3,450,172)	(3,060,292)	1,403,521	—	2,973,332	(38,430,029)	(34,053,176)
12/31/2020	1,269,817	—	1,152,590	(7,942,696)	(5,520,289)	12,292,843	—	10,196,485	(76,860,734)	(54,371,406)
Class S2
6/30/2021	266	—	207	(770)	(297)	2,844	—	2,274	(8,611)	(3,493)
12/31/2020	5,033	—	752	(2,502)	3,283	47,069	—	6,590	(24,262)	29,397
Class T
6/30/2021	12,930	—	1,313	(13,491)	752	146,272	—	14,627	(149,793)	11,106
12/31/2020	29,187	—	5,244	(86,581)	(52,150)	270,674	—	46,191	(853,521)	(536,656)
Government Money Market
Class I
6/30/2021	29,057,020	—	76,617	(97,335,740)	(68,202,103)	29,057,021	—	76,616	(97,335,740)	(68,202,103)
12/31/2020	284,993,081	—	1,404,627	(185,720,025)	100,677,683	284,993,082	—	1,404,625	(185,720,024)	100,677,683
31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Government Money Market (continued)
Class S
6/30/2021	4,684	—	8	(303)	4,389	4,684	—	8	(303)	4,389
12/31/2020	50,935	—	11	(335)	50,611	51,029	—	11	(335)	50,705
Growth and Income
Class ADV
6/30/2021	157,420	—	780,669	(2,713,681)	(1,775,592)	5,137,681	—	24,833,067	(86,312,984)	(56,342,236)
12/31/2020	381,685	—	3,200,778	(4,837,747)	(1,255,284)	10,173,687	—	89,633,973	(131,329,069)	(31,521,409)
Class I
6/30/2021	49,401	—	1,569,264	(3,127,021)	(1,508,356)	1,632,749	—	51,063,843	(101,936,202)	(49,239,610)
12/31/2020	131,725	—	6,481,755	(8,128,307)	(1,514,827)	3,542,024	—	185,535,497	(224,852,134)	(35,774,613)
Class S
6/30/2021	73,635	—	414,195	(1,471,062)	(983,232)	2,340,642	—	13,200,400	(46,650,614)	(31,109,572)
12/31/2020	96,683	—	1,737,030	(2,535,098)	(701,385)	2,469,446	—	48,725,698	(68,964,645)	(17,769,501)
Class S2
6/30/2021	230	—	352	(29)	553	7,287	—	11,028	(946)	17,369
12/31/2020	1,276	—	1,309	(504)	2,081	35,646	—	36,297	(14,200)	57,743
Intermediate Bond
Class ADV
6/30/2021	703,704	—	345,850	(1,818,294)	(768,740)	9,071,291	—	4,443,704	(23,379,003)	(9,864,008)
12/31/2020	3,515,325	—	1,167,978	(3,483,158)	1,200,145	46,668,825	—	15,415,594	(44,766,871)	17,317,548
Class I
6/30/2021	1,696,823	—	1,399,543	(7,555,319)	(4,458,953)	22,168,268	—	18,183,724	(98,081,139)	(57,729,147)
12/31/2020	9,821,445	—	4,557,628	(9,507,807)	4,871,266	130,462,764	—	60,833,201	(125,955,725)	65,340,240
Class S
6/30/2021	1,748,107	—	2,553,840	(8,121,359)	(3,819,412)	22,496,656	—	32,949,306	(104,924,000)	(49,478,038)
12/31/2020	7,846,255	—	8,618,670	(24,172,230)	(7,707,305)	104,534,355	—	114,239,492	(318,422,414)	(99,648,567)
Class S2
6/30/2021	128,336	—	22,667	(446,680)	(295,677)	1,658,232	—	291,405	(5,731,234)	(3,781,597)
12/31/2020	601,174	—	88,025	(726,972)	(37,773)	7,914,116	—	1,162,517	(9,573,854)	(497,221)
Small Company
Class ADV
6/30/2021	65,484	—	1,793	(38,720)	28,557	1,268,545	—	34,073	(761,090)	541,528
12/31/2020	51,983	—	10,173	(121,718)	(59,562)	701,057	—	115,866	(1,719,028)	(902,105)
Class I
6/30/2021	415,432	—	96,552	(1,536,127)	(1,024,143)	8,542,868	—	1,965,799	(31,600,319)	(21,091,652)
12/31/2020	1,920,657	—	608,513	(8,972,526)	(6,443,356)	24,446,642	—	7,399,513	(126,402,402)	(94,556,247)
Class R6
6/30/2021	251,525	—	4,037	(142,344)	113,218	5,284,837	—	82,239	(2,789,229)	2,577,847
12/31/2020	414,831	—	9,295	(139,912)	284,214	7,085,914	—	113,123	(2,086,431)	5,112,606
Class S
6/30/2021	93,258	—	17,382	(330,098)	(219,458)	1,888,041	—	342,592	(6,599,700)	(4,369,067)
12/31/2020	226,261	—	128,879	(1,098,470)	(743,330)	3,236,538	—	1,519,485	(15,645,213)	(10,889,190)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$11,648	$(11,648)	$—
Barclays Capital Inc.	7,293	(7,293)	—
BMO Capital Markets Corp	134,528	(134,528)	—
BNP Paribas	197,877	(197,877)	—
BNP Paribas Prime Brokerage International Ltd.	47,019	(47,019)	—
BNP Paribas Securities Corp.	28,312	(28,312)	—
BofA Securities Inc.	75,862	(75,862)	—
Citadel Clearing LLC	35,981	(35,981)	—
Citigroup Global Markets Inc.	81,030	(81,030)	—
Citigroup Global Markets Limited	15,051	(15,051)	—
Deutsche Bank Securities Inc.	3,266,082	(3,266,082)	—
HSBC Bank PLC	48,088	(48,088)	—
Industrial And Commercial Bank Of China	14,334	(14,334)	—
J.P. Morgan Securities LLC	1,291,558	(1,291,558)	—
Jefferies LLC	1,839,122	(1,839,122)	—
JP Morgan Securities, PLC	162,096	(162,096)	—
Merrill Lynch International	76,684	(76,684)	—
Morgan Stanley & Co. LLC	206,958	(206,958)	—
MUFG Securities Americas Inc.	21,585	(21,585)	—
National Bank of Canada Financial Inc.	112,663	(112,663)	—
Natixis Securities America LLC	111,256	(111,256)	—
Nomura Securities International, Inc.	189,858	(189,858)	—
Societe Generale	2,431,768	(2,431,768)	—
SunTrust Robinson Humphrey, Inc.	46,073	(46,073)	—
TD Prime Services LLC	1,041,662	(1,041,662)	—
UBS AG	196,266	(196,266)	—
Wells Fargo Securities LLC	3,781,358	(3,781,358)	—
Total	$15,472,012	$(15,472,012)	$—

(1)
Cash collateral with a fair value of $15,838,444 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
Global High Dividend Low Volatiliy
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$165,605	$(165,605)	$—
BofA Securities Inc.	1,434,988	(1,434,988)	—
Goldman Sachs & Co. LLC	609,955	(609,955)	—
HSBC Bank PLC	1,283,699	(1,283,699)	—
JP Morgan Securities, PLC	1,387,454	(1,387,454)	—
Merrill Lynch International	1,020,518	(1,020,518)	—
State Street Bank and Trust Company	701,577	(701,577)	—
UBS AG	1,678,788	(1,678,788)	—
Total	$8,282,584	$(8,282,584)	$—

(1)
Cash collateral with a fair value of $8,938,917 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$26,286,780	$(26,286,780)	$—
Total	$26,286,780	$(26,286,780)	$—

(1)
Cash collateral with a fair value of $26,852,447 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$2,601,821	$(2,601,821)	$—
Citigroup Global Markets Inc.	160,539	(160,539)
Deutsche Bank Securities Inc.	2,260,372	(2,260,372)	—
Goldman Sachs & Co. LLC	515,824	(515,824)	—
J.P. Morgan Securities LLC	437,047	(437,047)	—
Mirae Asset Securities (USA) Inc.	139,515	(139,515)	—
MUFG Securities Americas Inc.	2,230,960	(2,230,960)	—
Morgan Stanley & Co. LLC	220,381	(220,381)	—
National Bank Financial Inc.	24,509	(24,509)	—
Societe Generale	3,398,248	(3,398,248)	—
SunTrust Robinson Humphrey, Inc.	55,392	(55,392)	—
Total	$12,044,608	$(12,044,608)	$—

(1)
Cash collateral with a fair value of $12,313,700 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$375,128	$(375,128)	$—
BNP Paribas Securities Corp.	11,956	(11,956)	—
BNP Paribas Prime Brokerage International Ltd.	53,161	(53,161)	—
BofA Securities Inc.	965,662	(965,662)	—
Goldman Sachs & Co. LLC	226,985	(226,985)	—
HSBC Bank PLC	685,855	(685,855)	—
Morgan Stanley & Co. LLC	1,470,868	(1,470,868)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank of Canada Financial Inc.	$135,720	$(135,720)	$—
SG Americas Securities, LLC	591	(591)	—
TD Prime Services LLC	9,005	(9,005)	—
Total	$3,934,931	$(3,934,931)	$—

(1)
Cash collateral with a fair value of $4,028,718 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020			Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain
Balanced	$13,587,908	$4,676,228	$—	$8,811,831	$14,753,234
Global High Dividend Low Volatility	13,380,653	—	320,771	16,108,952	28,703,568
Government Money Market	1,404,636	—	—	8,951,042	—
Growth and Income	34,554,841	289,550,563	—	44,737,928	308,615,727
Intermediate Bond	161,769,148	29,891,272	—	117,674,224	—
Small Company	4,343,405	4,804,582	—	17,627,644	56,993,831
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
					Amount	Character	Expiration
Balanced	$9,654,626	$2,536,015	$—	$53,217,389	$—	—	—
Global High Dividend Low Volatility	—	—	—	58,140,126	(24,259,378)	Short-term	None
					(25,706,795)	Long-term	None
					$(49,966,173)
Government Money Market	—	—	—	—	—	—	—
Growth and Income	—	89,150,638	—	807,614,186	—	—	—
Intermediate Bond	—	91,902	(9,385,706)	148,383,317	—	—	—
Small Company	2,423,773	—	—	66,597,837	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise
34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2021, the following Portfolios declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	NII	$0.0602	July 2, 2021	June 30, 2021
Class I	NII	$0.0749	July 2, 2021	June 30, 2021
Class S	NII	$0.0675	July 2, 2021	June 30, 2021
Class S2	NII	$0.0635	July 2, 2021	June 30, 2021
Class T	NII	$0.0576	July 2, 2021	June 30, 2021
Government Money Market
All Classes	STCG	$0.0000*	August 2, 2021	July 29, 2021
Intermediate Bond
Class ADV	NII	$0.0324	August 2, 2021	Daily
Class I	NII	$0.0383	August 2, 2021	Daily
Class S	NII	$0.0353	August 2, 2021	Daily
Class S2	NII	$0.0335	August 2, 2021	Daily

NII – Net investment income
STCG – Short-term capital gain
*
Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

36

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 40.6%
	Communication Services: 3.6%
1,562 (1)	Adevinta ASA	$29,964	0.0
1,640 (1)	Alphabet, Inc. - Class A	4,004,536	1.0
10,980 (1)	Altice USA, Inc.	374,857	0.1
35	Cable One, Inc.	66,948	0.0
1,031 (1)	Charter Communications, Inc.	743,815	0.2
12,848	Comcast Corp. - Class A	732,593	0.2
15,362	Deutsche Telekom AG	324,906	0.1
3,723	Electronic Arts, Inc.	535,479	0.2
8,136 (1)	Facebook, Inc. - Class A	2,828,969	0.7
3,078	Fox Corp. - Class A	114,286	0.0
332 (2)	Iliad SA	48,644	0.0
9,431 (1)	Iridium Communications, Inc.	377,146	0.1
1,000	Konami Holdings Corp.	59,890	0.0
1,447 (1)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	67,126	0.0
321 (1)	Liberty Broadband Corp. - Series C	55,745	0.0
11,413 (1)	Liberty Global PLC - Class A	309,977	0.1
1,692 (1)	NetFlix, Inc.	893,731	0.2
1,665	New York Times Co.	72,511	0.0
10,213	News Corp - Class A	263,189	0.1
395	Nexstar Media Group, Inc.	58,413	0.0
300	Nintendo Co., Ltd.	173,602	0.1
181 (1)	Pinterest, Inc.	14,290	0.0
615 (1)	Playtika Holding Corp.	14,662	0.0
1,426	Publicis Groupe	91,257	0.0
296 (1)	Roku, Inc.	135,938	0.1
167 (1)	Sea Ltd. ADR	45,858	0.0
900	SoftBank Group Corp.	62,768	0.0
41,896	Spark New Zealand Ltd.	140,631	0.1
4,141 (2)	Tele2 AB	56,458	0.0
17,842	Telstra Corp., Ltd.	50,321	0.0
910	Verizon Communications, Inc.	50,987	0.0
5,377	ViacomCBS, Inc. - Class B	243,040	0.1
2,643 (2)	Vivendi SE	88,802	0.0
146,319	Vodafone Group PLC	245,235	0.1
1,461 (1)	Walt Disney Co.	256,800	0.1
6,781	WPP PLC	91,664	0.0
3,396 (1)	Yelp, Inc.	135,704	0.0
		13,860,742	3.6

	Consumer Discretionary: 5.2%
178	Adidas AG	66,422	0.0
912 (1)	Adient plc	41,222	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,105 (1)	Adtalem Global Education, Inc.	$39,382	0.0
1,383 (1)	Amazon.com, Inc.	4,757,741	1.2
1,279 (2)	American Eagle Outfitters, Inc.	48,001	0.0
2,032	Aristocrat Leisure Ltd.	65,598	0.0
3,410 (1)	Autonation, Inc.	323,302	0.1
5,826	Barratt Developments PLC	56,097	0.0
1,583	Bayerische Motoren Werke AG	167,822	0.1
3,172	BorgWarner, Inc.	153,969	0.0
4,720 (1)	Boyd Gaming Corp.	290,233	0.1
587	Brunswick Corp.	58,477	0.0
1,755 (1)	Carmax, Inc.	226,658	0.1
391	Carter’s, Inc.	40,339	0.0
516 (1)	Carvana Co.	155,739	0.0
1,145	Cie Generale des Etablissements Michelin SCA	182,736	0.1
1,529 (1)	CROCS, Inc.	178,159	0.1
2,281	Daimler AG	203,827	0.1
7,162	Dana, Inc.	170,169	0.1
1,557 (1)	Deckers Outdoor Corp.	597,997	0.2
2,030	Dick’s Sporting Goods, Inc.	203,386	0.1
1,612	Electrolux AB	44,672	0.0
557 (3)	Evolution AB	88,107	0.0
89 (1)	Five Below, Inc.	17,201	0.0
1,378	Foot Locker, Inc.	84,926	0.0
1,139 (1)	Fox Factory Holding Corp.	177,297	0.1
490	Garmin Ltd.	70,874	0.0
10,911	Gentex Corp.	361,045	0.1
131,800	Genting Singapore Ltd.	82,094	0.0
2,351 (1)	Goodyear Tire & Rubber Co.	40,320	0.0
2,624	H&R Block, Inc.	61,612	0.0
209 (1)	HelloFresh SE	20,317	0.0
600	Hikari Tsushin, Inc.	105,448	0.0
696 (1)	Hilton Worldwide Holdings, Inc.	83,952	0.0
1,755	Home Depot, Inc.	559,652	0.2
5,200	Honda Motor Co., Ltd.	167,249	0.1
6,347	Husqvarna AB - B Shares	84,353	0.0
800	Iida Group Holdings Co. Ltd.	20,578	0.0
9,208	JD Sports Fashion PLC	117,178	0.0
2,032	KB Home	82,743	0.0
97	Kering SA	84,993	0.0
3,237	Kingfisher PLC	16,337	0.0
2,039	Kohl’s Corp.	112,369	0.0
286	Lear Corp.	50,130	0.0

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,559	Lennar Corp. - Class A	$452,937	0.1
898	Lithia Motors, Inc.	308,589	0.1
8,544 (1)	LKQ Corp.	420,536	0.1
581	Lowe’s Cos, Inc.	112,697	0.0
480	LVMH Moet Hennessy Louis Vuitton SE	377,594	0.1
221 (1)	Marriott Vacations Worldwide Corp.	35,205	0.0
661 (1)	Mattel, Inc.	13,286	0.0
3,746	McDonald’s Corp.	865,289	0.2
800 (1)	Mercari, Inc.	42,291	0.0
1,523	Nike, Inc. - Class B	235,288	0.1
4,800 (1)	Nissan Motor Co., Ltd.	23,912	0.0
700	Nitori Co., Ltd.	123,618	0.1
37 (1)	NVR, Inc.	184,012	0.1
305 (1)	Ollie’s Bargain Outlet Holdings, Inc.	25,660	0.0
553 (1)	O’Reilly Automotive, Inc.	313,114	0.1
2,600	Panasonic Corp.	29,938	0.0
450	Pandora A/S	60,711	0.0
198 (1)	Penn National Gaming, Inc.	15,145	0.0
1,798	Persimmon PLC	73,653	0.0
99	Polaris, Inc.	13,559	0.0
758	Prosus NV	74,259	0.0
2,341	Pulte Group, Inc.	127,748	0.0
5,300	Rakuten Group, Inc.	59,843	0.0
160 (1)	RH	108,640	0.0
1,889 (1)	Scientific Games Corp.	146,284	0.0
206	SEB SA	37,266	0.0
6,700	Sekisui House Ltd.	137,583	0.1
2,968	Service Corp. International	159,055	0.0
3,000	Sony Group Corp.	290,902	0.1
2,100	Stanley Electric Co., Ltd.	60,672	0.0
2,387	Starbucks Corp.	266,890	0.1
744	Stellantis NV	14,637	0.0
7,200	Sumitomo Electric Industries Ltd.	106,343	0.0
5,925	TABCORP Holdings Ltd.	22,989	0.0
1,837	Target Corp.	444,076	0.1
4,816 (1)	Taylor Morrison Home Corp.	127,239	0.0
1,310	Tempur Sealy International, Inc.	51,339	0.0
2,086 (1)	Tesla, Inc.	1,417,854	0.4
604	Thor Industries, Inc.	68,252	0.0
479	Toll Brothers, Inc.	27,691	0.0
167 (1)	TopBuild Corp.	33,029	0.0
1,300	Toyota Motor Corp.	113,638	0.0
1,461	Travel + Leisure Co.	86,856	0.0
13,529 (1)	Tri Pointe Homes, Inc.	289,926	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
532 (1)	Ulta Beauty, Inc.	$183,950	0.1
3,069	Wendy’s Company	71,876	0.0
6,968	Wesfarmers Ltd.	308,913	0.1
697 (2)	Williams-Sonoma, Inc.	111,276	0.0
377	Wingstop, Inc.	59,427	0.0
30,300	Yamada Holdings Co. Ltd.	140,111	0.1
2,301 (1)	YETI Holdings, Inc.	211,278	0.1
3,967	Yum! Brands, Inc.	456,324	0.1
		20,103,923	5.2

	Consumer Staples: 2.5%
2,200	Ajinomoto Co., Inc.	57,155	0.0
4,823 (2)	Albertsons Cos, Inc.	94,820	0.0
13,853	Altria Group, Inc.	660,511	0.2
1,221 (1)	BJ’s Wholesale Club Holdings, Inc.	58,095	0.0
23 (1)	Boston Beer Co., Inc.	23,478	0.0
8,384	British American Tobacco PLC	325,513	0.1
3,784	Coca-Cola Co.	204,752	0.1
2,525	Coca-Cola HBC AG	91,396	0.0
2,145	Costco Wholesale Corp.	848,712	0.2
1,593 (1)	Darling Ingredients, Inc.	107,528	0.0
327	Diageo PLC	15,673	0.0
2,380	Energizer Holdings, Inc.	102,292	0.0
1,866	Estee Lauder Cos., Inc.	593,537	0.2
2,596	Flowers Foods, Inc.	62,823	0.0
3,081 (1)	Herbalife Nutrition Ltd.	162,461	0.0
272	Hershey Co.	47,377	0.0
7,776	Imperial Brands PLC	167,672	0.1
493	Ingredion, Inc.	44,617	0.0
10,129	J Sainsbury Plc	38,124	0.0
6,100 (2)	Japan Tobacco, Inc.	115,280	0.0
7,792	Koninklijke Ahold Delhaize NV	232,042	0.1
2,600	Lawson, Inc.	120,423	0.0
631	L’Oreal S.A.	281,800	0.1
8,902	Mondelez International, Inc.	555,841	0.2
3,956 (1)	Monster Beverage Corp.	361,381	0.1
3,980	Nestle SA	496,095	0.1
1,114	Nu Skin Enterprises, Inc.	63,108	0.0
9,632	Orkla ASA	98,161	0.0
8,407	PepsiCo, Inc.	1,245,665	0.3
671	Pernod Ricard SA	149,138	0.0
9,607	Philip Morris International, Inc.	952,150	0.3
4,000 (2)	Pola Orbis Holdings, Inc.	105,472	0.0
922 (1)	Post Holdings, Inc.	100,009	0.0

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
2,071	Procter & Gamble Co.	$279,440	0.1
2,521	Reckitt Benckiser Group PLC	222,730	0.1
202	Sanderson Farms, Inc.	37,970	0.0
1,462 (1)	Sprouts Farmers Market, Inc.	36,331	0.0
23,030	Swedish Match AB	196,403	0.1
1,000	Toyo Suisan Kaisha Ltd.	38,542	0.0
3,145	Treasury Wine Estates Ltd.	27,539	0.0
530	Tyson Foods, Inc.	39,093	0.0
4,432	Unilever PLC	259,425	0.1
600	Welcia Holdings Co. Ltd.	19,619	0.0
128,500 (3)	WH Group Ltd.	115,342	0.0
		9,855,535	2.5

	Energy: 1.2%
7,323	APA Corp.	158,396	0.1
32,420	BP PLC	142,174	0.1
2,026 (1)	ChampionX Corp.	51,967	0.0
598	Chevron Corp.	62,635	0.0
1,255	Cimarex Energy Co.	90,925	0.0
8,615	ConocoPhillips	524,654	0.1
50,200	ENEOS Holdings, Inc.	210,378	0.1
4,602	ENI S.p.A.	56,105	0.0
1,089	EOG Resources, Inc.	90,866	0.0
770 (1)	EQT Corp.	17,140	0.0
15,531	Equitrans Midstream Corp.	132,169	0.0
7,168	Exxon Mobil Corp.	452,157	0.1
2,804	Galp Energia SGPS SA	30,487	0.0
18,012	Halliburton Co.	416,437	0.1
7,321	Marathon Petroleum Corp.	442,335	0.1
3,013	Phillips 66	258,576	0.1
1,692	Pioneer Natural Resources Co.	274,984	0.1
8,859 (2)	Repsol SA	111,292	0.0
11,773	Royal Dutch Shell PLC - Class A	236,023	0.1
6,345	Santos Ltd.	33,702	0.0
9,533	Targa Resources Corp.	423,742	0.1
6,131	Tenaris S.A.	67,075	0.0
561 (1)	Thungela Resources Ltd.	1,544	0.0
767 (2)	TotalEnergies SE	34,747	0.0
6,207	World Fuel Services Corp.	196,948	0.1
		4,517,458	1.2

	Financials: 5.3%
9,495	3i Group PLC	154,093	0.0
13,800	AIA Group Ltd.	171,197	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
19 (1)	Alleghany Corp.	$12,674	0.0
1,907	Allstate Corp.	248,749	0.1
6,209	Ally Financial, Inc.	309,457	0.1
1,946	Ameriprise Financial, Inc.	484,320	0.1
20,357	Annaly Capital Management, Inc.	180,770	0.1
848	Aon PLC	202,468	0.1
580	ASX Ltd.	33,812	0.0
1,084	Australia & New Zealand Banking Group Ltd.	22,881	0.0
2,229	AXA S.A.	56,599	0.0
8,102 (1)	Bank Leumi Le-Israel BM	61,565	0.0
5,466	Bank of America Corp.	225,363	0.1
2,607	Bank OZK	109,911	0.0
85,726	Barclays PLC	203,434	0.1
7,873 (1)	Berkshire Hathaway, Inc. - Class B	2,188,064	0.6
1,028	Blackrock, Inc.	899,469	0.2
4,318	BNP Paribas	270,996	0.1
23,000	BOC Hong Kong Holdings Ltd.	77,954	0.0
231	Brown & Brown, Inc.	12,275	0.0
878	Capital One Financial Corp.	135,818	0.1
9,294	Citigroup, Inc.	657,551	0.2
1,396	Citizens Financial Group, Inc.	64,035	0.0
16,073	CNO Financial Group, Inc.	379,644	0.1
6,288	CNP Assurances	107,169	0.0
8,553 (1)	Commerzbank AG	60,741	0.0
628	Commonwealth Bank of Australia	47,026	0.0
2,987 (1)	Deutsche Bank AG	38,943	0.0
690	Deutsche Boerse AG	120,437	0.0
36,093	Direct Line Insurance Group PLC	142,358	0.0
401	East West Bancorp, Inc.	28,748	0.0
1,671	Essent Group Ltd.	75,111	0.0
632	Evercore, Inc.	88,967	0.0
121	Factset Research Systems, Inc.	40,609	0.0
1,540	Fifth Third Bancorp	58,874	0.0
6,302	First American Financial Corp.	392,930	0.1
172	Globe Life, Inc.	16,383	0.0
2,795	Hancock Whitney Corp.	124,210	0.0
421	Hannover Rueck SE	70,479	0.0
3,016	Hanover Insurance Group, Inc.	409,090	0.1

See Accompanying Notes to Financial Statements
39

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
2,700	Hong Kong Exchanges and Clearing Ltd.	$160,730	0.1
28,319	HSBC Holdings PLC	163,443	0.1
10,796	ING Groep NV	143,310	0.0
1,586	International Bancshares Corp.	68,103	0.0
66,538	Intesa Sanpaolo SpA	184,066	0.1
2,537	Janus Henderson Group PLC	98,461	0.0
866	Jefferies Financial Group, Inc.	29,617	0.0
13,018	JPMorgan Chase & Co.	2,024,820	0.5
2,221	Keycorp	45,864	0.0
3,966	Kinnevik AB	158,814	0.0
481	London Stock Exchange Group PLC	53,155	0.0
1,510	LPL Financial Holdings, Inc.	203,820	0.1
12,508	M&G PLC	39,624	0.0
2,406	Magellan Financial Group Ltd.	97,173	0.0
12,418	Medibank Pvt Ltd.	29,441	0.0
7,354	MGIC Investment Corp.	100,014	0.0
48,400	Mitsubishi UFJ Financial Group, Inc.	260,695	0.1
563	MSCI, Inc. - Class A	300,124	0.1
680	Muenchener Rueckversicherungs-Gesellschaft AG	186,361	0.1
20,927	Natwest Group PLC	58,894	0.0
3,888	Navient Corp.	75,155	0.0
1,265	New Residential Investment Corp.	13,396	0.0
8,497	New York Community Bancorp., Inc.	93,637	0.0
22,700	Nomura Holdings, Inc.	115,531	0.0
13,622	Nordea Bank Abp	151,693	0.0
18,960	Old Republic International Corp.	472,294	0.1
7,600	Oversea-Chinese Banking Corp., Ltd.	67,729	0.0
1,494	PacWest Bancorp	61,493	0.0
322	Popular, Inc.	24,166	0.0
10,470 (3)	Poste Italiane SpA	138,576	0.0
698	Primerica, Inc.	106,892	0.0
1,012	PROG Holdings, Inc.	48,708	0.0
227	Prosperity Bancshares, Inc.	16,299	0.0
25,326	Regions Financial Corp.	511,079	0.1
219	Reinsurance Group of America, Inc.	24,966	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
382	RLI Corp.	$39,953	0.0
2,045	S&P Global, Inc.	839,370	0.2
1,576	SEI Investments Co.	97,665	0.0
590	Selective Insurance Group	47,879	0.0
259	Signature Bank	63,623	0.0
22,051	Standard Chartered PLC	140,725	0.0
5,384	Stifel Financial Corp.	349,206	0.1
7,400	Sumitomo Mitsui Financial Group, Inc.	255,093	0.1
6,100	Sumitomo Mitsui Trust Holdings, Inc.	194,591	0.1
160	Swiss Life Holding AG	77,833	0.0
11,400	Synchrony Financial	553,128	0.2
3,108	Synovus Financial Corp.	136,379	0.1
11,300	T&D Holdings, Inc.	146,639	0.0
2,000	Tokio Marine Holdings, Inc.	92,121	0.0
1,878	Tradeweb Markets, Inc.	158,804	0.1
13,764	UBS Group AG	210,826	0.1
1,114	UMB Financial Corp.	103,669	0.0
7,169	Umpqua Holdings Corp.	132,268	0.1
14,453	UniCredit SpA	170,873	0.1
4,359	Unum Group	123,796	0.0
1,899	US Bancorp	108,186	0.0
937	Washington Federal, Inc.	29,778	0.0
1,570	Webster Financial Corp.	83,744	0.0
22,715	Wells Fargo & Co.	1,028,762	0.3
296	Wintrust Financial Corp.	22,386	0.0
947	Zions Bancorp NA	50,058	0.0
458	Zurich Insurance Group AG	183,963	0.1
		20,754,635	5.3

	Health Care: 5.2%
63 (1)	10X Genomics, Inc.	12,337	0.0
4,458	Abbott Laboratories	516,816	0.1
1,061	AbbVie, Inc.	119,511	0.0
4,516	Agilent Technologies, Inc.	667,510	0.2
1,332 (1)	Alexion Pharmaceuticals, Inc.	244,702	0.1
527 (1)	Align Technology, Inc.	321,997	0.1
397 (1)	Amedisys, Inc.	97,237	0.0
2,019	Anthem, Inc.	770,854	0.2
204 (1)	Arrowhead Pharmaceuticals, Inc.	16,895	0.0
1,401	AstraZeneca PLC	168,322	0.1
2,351	Bayer AG	142,929	0.0
746	Becton Dickinson & Co.	181,420	0.1
352	Bio-Techne Corp.	158,491	0.1
12,657	Bristol-Myers Squibb Co.	845,741	0.2

See Accompanying Notes to Financial Statements
40

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,164 (1)	Centene Corp.	$84,891	0.0
257 (1)	Charles River Laboratories International, Inc.	95,069	0.0
273	Chemed Corp.	129,538	0.1
2,087	Cigna Corp.	494,765	0.1
153	Cochlear Ltd.	28,866	0.0
1,103	CSL Ltd.	235,897	0.1
1,781	CVS Health Corp.	148,607	0.1
800	Daiichi Sankyo Co., Ltd.	17,258	0.0
138 (1)	DexCom, Inc.	58,926	0.0
167	DiaSorin SpA	31,599	0.0
4,282 (1)	Edwards Lifesciences Corp.	443,487	0.1
1,000	Eisai Co., Ltd.	98,277	0.0
561	Eli Lilly & Co.	128,761	0.1
812 (1)	Emergent Biosolutions, Inc.	51,148	0.0
765 (1)	Envista Holdings Corp.	33,056	0.0
4,483 (1)	Exelixis, Inc.	81,680	0.0
1,235	Fisher & Paykel Healthcare Corp. Ltd.	26,867	0.0
544	Fresenius SE & Co. KGaA	28,391	0.0
12,476	GlaxoSmithKline PLC	245,267	0.1
578 (1)	Globus Medical, Inc.	44,812	0.0
1,692 (1)	Halozyme Therapeutics, Inc.	76,834	0.0
377 (1)	HealthEquity, Inc.	30,341	0.0
3,946	Hikma Pharmaceuticals PLC	133,540	0.0
557	Hill-Rom Holdings, Inc.	63,270	0.0
1,600	Hoya Corp.	211,633	0.1
1,002	Humana, Inc.	443,605	0.1
5,225 (1)	Incyte Corp., Ltd.	439,579	0.1
1,156	Ipsen SA	120,290	0.0
1,735 (1)	Jazz Pharmaceuticals PLC	308,205	0.1
8,990	Johnson & Johnson	1,481,013	0.4
4,158	Koninklijke Philips NV	206,378	0.1
515 (1)	LHC Group, Inc.	103,134	0.0
103 (1)	Ligand Pharmaceuticals, Inc.	13,513	0.0
455 (1)	Masimo Corp.	110,315	0.0
1,291	McKesson Corp.	246,891	0.1
3,400	Medipal Holdings Corp.	65,003	0.0
489 (1)	Medpace Holdings, Inc.	86,372	0.0
9,237	Medtronic PLC	1,146,589	0.3
15,486	Merck & Co., Inc.	1,204,346	0.3
414	Merck KGaA	79,437	0.0
11 (1)	Mettler Toledo International, Inc.	15,239	0.0
861 (1)	Molina Healthcare, Inc.	217,885	0.1
172 (1)	Natera, Inc.	19,527	0.0
307 (1)	Neurocrine Biosciences, Inc.	29,877	0.0
500	Nippon Shinyaku Co., Ltd.	39,779	0.0
2,403	Novartis AG	219,218	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
612	Novo Nordisk A/S	$51,230	0.0
837 (1)	NuVasive, Inc.	56,732	0.0
3,000	Olympus Corp.	59,673	0.0
5,000 (2)	Otsuka Holdings Co. Ltd.	207,610	0.1
2,412	Patterson Cos., Inc.	73,301	0.0
128 (1)	Penumbra, Inc.	35,080	0.0
497 (1)	PRA Health Sciences, Inc.	82,109	0.0
883 (1)	Progyny, Inc.	52,097	0.0
1,365 (1)	Quidel Corp.	174,884	0.1
732 (1)	Regeneron Pharmaceuticals, Inc.	408,851	0.1
63 (1)	Repligen Corp.	12,576	0.0
1,398	Roche Holding AG	526,820	0.1
3,325	Sanofi	349,332	0.1
2,100	Santen Pharmaceutical Co., Ltd.	28,983	0.0
63	Sartorius Stedim Biotech	29,817	0.0
591	Sonova Holding AG - Reg	222,603	0.1
459 (1)	Staar Surgical Co.	69,997	0.0
81	STERIS Public Ltd. Co.	16,710	0.0
40	Straumann Holding AG	63,802	0.0
161 (1)	Tandem Diabetes Care, Inc.	15,681	0.0
665 (1)	Tenet Healthcare Corp.	44,548	0.0
1,967	Thermo Fisher Scientific, Inc.	992,292	0.3
1,597	UCB S.A.	167,256	0.0
435 (1)	United Therapeutics Corp.	78,043	0.0
3,913	UnitedHealth Group, Inc.	1,566,922	0.4
184 (1)	Veeva Systems, Inc.	57,215	0.0
2,199 (1)	Vertex Pharmaceuticals, Inc.	443,384	0.1
2,013	Zoetis, Inc.	375,143	0.1
		20,146,428	5.2

	Industrials: 4.5%
970	ACS Actividades de Construccion y Servicios SA	26,004	0.0
2,268	Acuity Brands, Inc.	424,184	0.1
323	Adecco Group AG	21,978	0.0
108	Advanced Drainage Systems, Inc.	12,590	0.0
1,579	AGCO Corp.	205,870	0.1
2,300	Allegion Public Ltd.	320,390	0.1
7,130	Allison Transmission Holdings, Inc.	283,346	0.1
3,861	Ametek, Inc.	515,444	0.1
1,325	AO Smith Corp.	95,480	0.0
35	AP Moller - Maersk A/S - Class B	100,762	0.0
1,759 (1)	ASGN, Inc.	170,500	0.1

See Accompanying Notes to Financial Statements
41

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
1,501	Ashtead Group PLC	$111,567	0.0
1,192	Assa Abloy AB	35,936	0.0
2,483	Atlas Copco AB - A Shares	152,477	0.1
55,312	Aurizon Holdings Ltd.	154,063	0.1
199 (1)	Avis Budget Group, Inc.	15,500	0.0
301 (1)	Axon Enterprise, Inc.	53,217	0.0
4,840	BAE Systems PLC	34,974	0.0
17,274	Brambles Ltd.	148,245	0.1
288	Brink’s Co.	22,130	0.0
781 (1)	Builders FirstSource, Inc.	33,317	0.0
360 (1)	CACI International, Inc.	91,843	0.0
1,364	Carlisle Cos., Inc.	261,042	0.1
3,250	Cie de Saint-Gobain	214,486	0.1
11,000	CK Hutchison Holdings Ltd.	85,633	0.0
435 (1)	Clarivate PLC	11,976	0.0
1,922 (1)	Clean Harbors, Inc.	179,015	0.1
7,237	CNH Industrial NV	120,045	0.0
324 (1)	Colfax Corp.	14,842	0.0
5,736 (1)	Copart, Inc.	756,177	0.2
4,294 (1)(2)	CoStar Group, Inc.	355,629	0.1
2,902	Crane Co.	268,058	0.1
415	Curtiss-Wright Corp.	49,285	0.0
6,700	Dai Nippon Printing Co., Ltd.	141,782	0.0
2,589	Deere & Co.	913,166	0.2
4,646	Deutsche Post AG	316,414	0.1
543 (1)	Dycom Industries, Inc.	40,470	0.0
1,313	Eaton Corp. PLC	194,560	0.1
139	Eiffage SA	14,158	0.0
2,059	EMCOR Group, Inc.	253,648	0.1
2,537	Emerson Electric Co.	244,161	0.1
1,860	EnerSys	181,778	0.1
3,770	Epiroc AB	85,901	0.0
300	Fanuc Ltd.	71,939	0.0
2,266	FedEx Corp.	676,016	0.2
969	Ferguson PLC	134,814	0.0
6,838	Fortive Corp.	476,882	0.1
2,292	Fortune Brands Home & Security, Inc.	228,306	0.1
1,127	GEA Group AG	45,666	0.0
66	Geberit AG - Reg	49,577	0.0
407 (1)	Generac Holdings, Inc.	168,966	0.1
243	Graco, Inc.	18,395	0.0
397	Heico Corp. - HEI	55,350	0.0
1,189	Herman Miller, Inc.	56,049	0.0
400	Hitachi Ltd.	22,923	0.0
837	Hubbell, Inc.	156,385	0.0
1,398 (1)	IAA, Inc.	76,247	0.0
335	Intertek Group PLC	25,639	0.0
1,400	Itochu Corp.	40,397	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
3,148	ITT, Inc.	$288,325	0.1
2,600 (1)	Japan Airlines Co. Ltd.	56,299	0.0
4,814	Johnson Controls International plc	330,385	0.1
5,491	KBR, Inc.	209,482	0.1
5,445	Knight-Swift Transportation Holdings, Inc.	247,530	0.1
1,940	Legrand S.A.	205,607	0.1
34	Lennox International, Inc.	11,927	0.0
4,900	Lixil Corp.	126,799	0.0
691	Manpowergroup, Inc.	82,167	0.0
2,639	Masco Corp.	155,464	0.0
639 (1)	Mastec, Inc.	67,798	0.0
240 (1)	Middleby Corp.	41,582	0.0
2,200	Mitsubishi Corp.	60,096	0.0
400 (2)	Nabtesco Corp.	15,091	0.0
56	Nordson Corp.	12,293	0.0
3,214	nVent Electric PLC	100,405	0.0
558	Old Dominion Freight Line	141,620	0.0
720	Oshkosh Corp.	89,741	0.0
3,334	Owens Corning, Inc.	326,399	0.1
331	Parker Hannifin Corp.	101,653	0.0
1,149	Pentair PLC	77,546	0.0
9,534 (1)	Qantas Airways Ltd.	33,283	0.0
2,337	Regal Beloit Corp.	312,013	0.1
1,304	Rockwell Automation, Inc.	372,970	0.1
1,100	Roper Technologies, Inc.	517,220	0.1
4,952	Ryder System, Inc.	368,082	0.1
7,255	Sandvik AB	185,508	0.1
2,042	Schneider Electric SE	321,909	0.1
1,900	Secom Co., Ltd.	144,819	0.0
1,916	Siemens AG	304,219	0.1
663	Simpson Manufacturing Co., Inc.	73,222	0.0
26,300 (1)	Singapore Airlines Ltd.	94,841	0.0
11,000	Singapore Technologies Engineering Ltd.	31,740	0.0
4,238	SKF AB - B Shares	108,019	0.0
300	SMC Corp.	177,478	0.1
1,900	Sohgo Security Services Co., Ltd.	86,565	0.0
3,500	Sumitomo Corp.	46,930	0.0
474 (1)	Sunrun, Inc.	26,440	0.0
2,500	Techtronic Industries Co., Ltd.	43,567	0.0
52	Teleperformance	21,117	0.0
3,563	Terex Corp.	169,670	0.1
145	Tetra Tech, Inc.	17,696	0.0
1,885	Timken Co.	151,912	0.0

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
127	Toro Co.	$13,955	0.0
130 (1)	Trex Co., Inc.	13,287	0.0
2,241	Union Pacific Corp.	492,863	0.1
211 (1)	United Rentals, Inc.	67,311	0.0
761 (1)	Univar Solutions, Inc.	18,553	0.0
901	Verisk Analytics, Inc.	157,423	0.0
6,626 (2)	Volvo AB - B Shares	159,683	0.1
633	Wolters Kluwer NV	63,625	0.0
740	Woodward, Inc.	90,931	0.0
469 (1)	XPO Logistics, Inc.	65,608	0.0
		17,536,262	4.5

	Information Technology: 8.7%
2,069	Accenture PLC	609,921	0.2
1,369 (1)	Adobe, Inc.	801,741	0.2
2,595 (1)	Akamai Technologies, Inc.	302,577	0.1
369	Alliance Data Systems Corp.	38,446	0.0
5,415	Amdocs Ltd.	418,904	0.1
1,745	Amkor Technology, Inc.	41,304	0.0
40,969	Apple, Inc.	5,611,114	1.4
5,508	Applied Materials, Inc.	784,339	0.2
3,538 (1)	Arrow Electronics, Inc.	402,731	0.1
545	ASM International NV	179,756	0.1
932	ASML Holding NV	643,376	0.2
201 (1)	Avalara, Inc.	32,522	0.0
11,918	Avnet, Inc.	477,673	0.1
243	Bechtle AG	45,164	0.0
971	Brooks Automation, Inc.	92,517	0.0
1,900	Brother Industries Ltd.	37,950	0.0
1,538 (1)	Cadence Design Systems, Inc.	210,429	0.1
128 (1)	Ceridian HCM Holding, Inc.	12,278	0.0
1,573 (1)	Check Point Software Technologies	182,672	0.1
1,690 (1)	Ciena Corp.	96,144	0.0
21,665	Cisco Systems, Inc.	1,148,245	0.3
1,529	Cognex Corp.	128,512	0.0
5,804 (1)	Commvault Systems, Inc.	453,699	0.1
214 (1)	Concentrix Corp.	34,411	0.0
292 (1)	Cree, Inc.	28,596	0.0
101	Dassault Systemes SE	24,512	0.0
1,840 (1)	Datadog, Inc.	191,507	0.1
51 (1)	DocuSign, Inc.	14,258	0.0
13,419 (1)	Dropbox, Inc.	406,730	0.1
2,058 (1)	DXC Technology Co.	80,139	0.0
133 (1)	Elastic NV	19,386	0.0
620 (1)	EPAM Systems, Inc.	316,795	0.1
952 (1)	F5 Networks, Inc.	177,700	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
74 (1)	Fair Isaac Corp.	$37,198	0.0
11,818	Genpact Ltd.	536,892	0.1
2,090 (1)	GoDaddy, Inc.	181,746	0.1
341 (1)	HubSpot, Inc.	198,708	0.1
862 (1)	II-VI, Inc.	62,573	0.0
644	Infineon Technologies AG	25,904	0.0
9,962	Intel Corp.	559,267	0.1
1,400	Itochu Techno-Solutions Corp.	43,310	0.0
408 (1)	j2 Global, Inc.	56,120	0.0
3,822	Jabil, Inc.	222,135	0.1
3,199 (1)	Jamf Holding Corp.	107,390	0.0
200	Keyence Corp.	100,725	0.0
1,233	KLA Corp.	399,751	0.1
996	Lam Research Corp.	648,097	0.2
268 (1)	Lumentum Holdings, Inc.	21,984	0.0
90 (1)	Manhattan Associates, Inc.	13,036	0.0
686	Mastercard, Inc. - Class A	250,452	0.1
482	MAXIMUS, Inc.	42,402	0.0
24,305	Microsoft Corp.	6,584,225	1.7
550	MKS Instruments, Inc.	97,872	0.0
267	Monolithic Power Systems, Inc.	99,711	0.0
1,100	Murata Manufacturing Co., Ltd.	83,792	0.0
5,002	National Instruments Corp.	211,485	0.1
179 (1)	nCino, Inc.	10,726	0.0
903 (1)	NCR Corp.	41,186	0.0
700	NEC Corp.	36,018	0.0
529	Nemetschek SE	40,493	0.0
2,085	NetApp, Inc.	170,595	0.0
178 (1)	Nice Ltd.	43,936	0.0
1,203	Nvidia Corp.	962,520	0.3
766 (1)	Palo Alto Networks, Inc.	284,224	0.1
276 (1)	Paylocity Holding Corp.	52,661	0.0
3,629 (1)	PayPal Holdings, Inc.	1,057,781	0.3
18,764 (1)	Pure Storage, Inc. - Class A	366,461	0.1
5,543	Qualcomm, Inc.	792,261	0.2
1,468 (1)	Qualys, Inc.	147,813	0.0
4,000	Ricoh Co., Ltd.	45,024	0.0
1,600	Rohm Co., Ltd.	147,244	0.1
9,341	Sage Group PLC/The	88,480	0.0
1,271 (1)	Salesforce.com, Inc.	310,467	0.1
1,228	SAP SE	172,484	0.1
1,250 (1)	Semtech Corp.	86,000	0.0
1,021 (1)	ServiceNow, Inc.	561,091	0.1
80 (1)	Silicon Laboratories, Inc.	12,260	0.0
860 (1)(3)	Sinch AB	14,471	0.0

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
422 (1)	SolarEdge Technologies, Inc.	$116,628	0.0
5,923	STMicroelectronics NV-STM1	215,399	0.1
341 (1)(2)	Synaptics, Inc.	53,053	0.0
3,093	SYNNEX Corp.	376,604	0.1
1,223 (1)	Synopsys, Inc.	337,291	0.1
200	TDK Corp.	24,211	0.0
422 (1)(3)	TeamViewer AG	15,849	0.0
1,207	Telefonaktiebolaget LM Ericsson	15,177	0.0
3,115	Teradyne, Inc.	417,285	0.1
1,583	Texas Instruments, Inc.	304,411	0.1
5,000	TIS, Inc.	127,606	0.0
300	Tokyo Electron Ltd.	129,715	0.0
2,600	Trend Micro, Inc.	136,145	0.1
528	Universal Display Corp.	117,390	0.0
6,700	Venture Corp. Ltd.	95,850	0.0
1,903	Visa, Inc. - Class A	444,959	0.1
14,757	Vishay Intertechnology, Inc.	332,770	0.1
1,580 (1)(2)	VMware, Inc.	252,753	0.1
792	Vontier Corp.	25,803	0.0
884	WiseTech Global Ltd.	21,125	0.0
57 (1)	Wix.com Ltd.	16,546	0.0
224 (1)	Workday, Inc.	53,478	0.0
410 (1)	Xero Ltd.	42,173	0.0
658	Xilinx, Inc.	95,173	0.0
136 (1)	Zendesk, Inc.	19,630	0.0
		33,862,043	8.7

	Materials: 1.7%
1,096	Air Liquide SA	192,183	0.1
5,373	Anglo American PLC	213,814	0.1
2,995	ArcelorMittal SA	92,207	0.0
699	Arkema SA	87,853	0.0
1,300	Asahi Kasei Corp.	14,289	0.0
648	Ashland Global Holdings, Inc.	56,700	0.0
600	Avient Corp.	29,496	0.0
14,470 (1)	Axalta Coating Systems Ltd.	441,190	0.1
690	BASF SE	54,468	0.0
10,009	BHP Group Ltd.	364,131	0.1
5,632	Cabot Corp.	320,630	0.1
1,790	Chemours Co.	62,292	0.0
1,295 (1)(2)	Cleveland-Cliffs, Inc.	27,920	0.0
5,168 (2)	Commercial Metals Co.	158,761	0.1
1,136	Compass Minerals International, Inc.	67,319	0.0
5,053	CRH PLC	255,536	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
3,623	Dow, Inc.	$229,263	0.1
687	Eagle Materials, Inc.	97,630	0.0
607	Eastman Chemical Co.	70,867	0.0
875	Evonik Industries AG	29,377	0.0
3,200	FMC Corp.	346,240	0.1
1,578	HeidelbergCement AG	135,481	0.0
4,219	Holcim Ltd.	253,596	0.1
12,766	Huntsman Corp.	338,554	0.1
1,659	International Paper Co.	101,713	0.0
473	James Hardie Industries SE	16,050	0.0
4,500	JFE Holdings, Inc.	52,794	0.0
5,627	Louisiana-Pacific Corp.	339,252	0.1
765	Minerals Technologies, Inc.	60,183	0.0
739	Newcrest Mining Ltd.	14,014	0.0
51	NewMarket Corp.	16,421	0.0
2,200	Nissan Chemical Corp.	107,536	0.0
1,500	Nitto Denko Corp.	111,706	0.0
1,833	Novozymes A/S	138,299	0.1
458	Olin Corp.	21,187	0.0
2,682	PPG Industries, Inc.	455,323	0.1
2,098	Rio Tinto Ltd.	198,902	0.1
3,525	Royal Gold, Inc.	402,203	0.1
1,676	RPM International, Inc.	148,628	0.1
87	Scotts Miracle-Gro Co.	16,697	0.0
2,324	Smurfit Kappa PLC	126,387	0.0
6,795	South32 Ltd. - AUD	14,901	0.0
1,706	Steel Dynamics, Inc.	101,678	0.0
17,600	Sumitomo Chemical Co., Ltd.	93,542	0.0
788	Symrise AG	109,813	0.0
1,200 (2)	United States Steel Corp.	28,800	0.0
2,359	Yara International ASA	124,306	0.0
		6,740,132	1.7

	Real Estate: 1.5%
2,025	American Campus Communities, Inc.	94,608	0.0
539	American Homes 4 Rent	20,940	0.0
3,997	Apartment Income REIT Corp.	189,578	0.1
10,809	Brixmor Property Group, Inc.	247,418	0.1
97	Camden Property Trust	12,869	0.0
8,000	CK Asset Holdings Ltd.	55,064	0.0
7,784	Corporate Office Properties Trust SBI MD	217,874	0.1
3,200	Daiwa House Industry Co., Ltd.	96,219	0.0
777	EastGroup Properties, Inc.	127,778	0.0
357	Equinix, Inc.	286,528	0.1

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
292 (1)	Fastighets AB Balder	$18,305	0.0
5,563	First Industrial Realty Trust, Inc.	290,556	0.1
11,579	Gaming and Leisure Properties, Inc.	536,455	0.1
11,979	Goodman Group	189,576	0.1
7,917	GPT Group	28,962	0.0
6,153	Highwoods Properties, Inc.	277,931	0.1
10,500	Hongkong Land Holdings Ltd. - HKHGF	50,006	0.0
2,803	Hudson Pacific Properties, Inc.	77,979	0.0
14,875	Invitation Homes, Inc.	554,689	0.1
501 (1)	Jones Lang LaSalle, Inc.	97,925	0.0
720	Lamar Advertising Co.	75,182	0.0
1,929	Life Storage, Inc.	207,078	0.1
36,500	Mapletree Logistics Trust	55,798	0.0
1,152	Medical Properties Trust, Inc.	23,155	0.0
5,500	Mitsui Fudosan Co., Ltd.	127,180	0.0
2,127	National Retail Properties, Inc.	99,714	0.0
1,083	National Storage Affiliates Trust	54,757	0.0
4,900	Nomura Real Estate Holdings, Inc.	124,111	0.0
7,035	Omega Healthcare Investors, Inc.	255,300	0.1
6,711	PotlatchDeltic Corp.	356,690	0.1
3,124	Sabra Healthcare REIT, Inc.	56,857	0.0
7,306	Scentre Group	14,950	0.0
11,035	Segro PLC	167,051	0.1
6,251	Spirit Realty Capital, Inc.	299,048	0.1
1,900	Sumitomo Realty & Development Co., Ltd.	67,953	0.0
163	Sun Communities, Inc.	27,938	0.0
2,886	Weingarten Realty Investors	92,554	0.0
12,709	Weyerhaeuser Co.	437,444	0.1
		6,014,020	1.5

	Utilities: 1.2%
1,536	American Water Works Co., Inc.	236,744	0.1
4,217	Black Hills Corp.	276,762	0.1
2,044	Brookfield Renewable Corp.	85,725	0.0
6,481	Electricite de France SA	88,570	0.0
5,832 (2)	Endesa S.A.	141,576	0.0
21,676	Enel S.p.A.	201,432	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
1,018	Engie SA	$13,959	0.0
5,064	Entergy Corp.	504,881	0.1
235	Essential Utilities, Inc.	10,739	0.0
9,938	Evergy, Inc.	600,553	0.2
4,716	MDU Resources Group, Inc.	147,799	0.0
6,995	National Fuel Gas Co.	365,489	0.1
4,970	NextEra Energy, Inc.	364,202	0.1
837	NorthWestern Corp.	50,404	0.0
10,000	Osaka Gas Co., Ltd.	186,589	0.1
8,500	Power Assets Holdings Ltd.	52,156	0.0
5,656	Public Service Enterprise Group, Inc.	337,889	0.1
5,941	RWE AG	215,404	0.1
424	Sempra Energy	56,172	0.0
467	Southwest Gas Holdings, Inc.	30,911	0.0
673	Spire, Inc.	48,638	0.0
3,100	Tohoku Electric Power Co., Inc.	24,305	0.0
4,700	Tokyo Gas Co., Ltd.	88,650	0.0
10,817	UGI Corp.	500,935	0.1
2,160	United Utilities Group PLC	29,154	0.0
		4,659,638	1.2
	Total Common Stock (Cost $123,011,889)	158,050,816	40.6

EXCHANGE-TRADED FUNDS: 26.0%
286,072	iShares Core MSCI Emerging Markets ETF	19,163,963	4.9
1,304	iShares Core S&P Mid-Cap ETF	350,424	0.1
5,126	iShares MSCI EAFE ETF	404,339	0.1
153,023	iShares MSCI Eurozone ETF	7,551,685	1.9
33,035 (2)	iShares Russell 2000 ETF	7,577,238	2.0
154,310 (2)	SPDR S&P 500 ETF Trust	66,053,939	17.0
	Total Exchange-Traded Funds (Cost $77,068,888)	101,101,588	26.0

MUTUAL FUNDS: 10.5%
	Affiliated Investment Companies: 10.5%
127,776	Voya Emerging Markets Local Currency Debt Fund - Class P	856,099	0.2
183,427	Voya Floating Rate Fund - Class P	1,663,680	0.4
4,111,643	Voya High Yield Bond Fund - Class P	33,345,426	8.6

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
492,062	Voya Short Term Bond Fund - Class R6	$4,910,775	1.3
	Total Mutual Funds (Cost $38,554,702)	40,775,980	10.5
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
684	Porsche AG	73,428	0.0
361	Volkswagen AG	90,514	0.1
		163,942	0.1

	Consumer Staples: 0.0%
1,125	Henkel AG & Co. KGaA	118,815	0.0

	Materials: 0.0%
2,544	Fuchs Petrolub AG	123,802	0.0
	Total Preferred Stock (Cost $403,987)	406,559	0.1
RIGHTS: 0.0%
	Industrials: 0.0%
970 (1)(2)	ACS Actividades de Construccion y Servicios SA	1,357	0.0
	Total Rights (Cost $1,471)	1,357	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.1%
	Basic Materials: 0.1%
10,000 (3)	Anglo American Capital PLC, 3.625%, 09/11/2024	10,787	0.0
12,000 (3)	Anglo American Capital PLC, 5.625%, 04/01/2030	14,705	0.0
55,000	Dow Chemical Co., 4.375%, 11/15/2042	65,725	0.1
34,000 (2)	Dow Chemical Co/The, 2.100%, 11/15/2030	33,614	0.0
40,000 (3)	Georgia-Pacific LLC, 0.950%, 05/15/2026	39,381	0.0
35,000 (3)	Georgia-Pacific LLC, 2.300%, 04/30/2030	35,804	0.0
42,000	Mosaic Co/The, 5.450%, 11/15/2033	52,735	0.0
13,000 (3)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	13,987	0.0
10,000 (3)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	11,484	0.0
18,000	Newmont Corp., 2.250%, 10/01/2030	17,967	0.0
3,000	Newmont Corp., 3.700%, 03/15/2023	3,133	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
15,000	Nutrien Ltd., 2.950%, 05/13/2030	$15,842	0.0
32,000	PPG Industries, Inc., 1.200%, 03/15/2026	31,945	0.0
21,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	20,978	0.0
15,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	15,702	0.0
		383,789	0.1
	Communications: 0.8%
79,000	Amazon.com, Inc., 2.100%, 05/12/2031	80,380	0.0
61,000	Amazon.com, Inc., 2.875%, 05/12/2041	63,014	0.0
21,000	Amazon.com, Inc., 3.100%, 05/12/2051	22,088	0.0
44,000	Amazon.com, Inc., 3.250%, 05/12/2061	46,448	0.0
137,000	AT&T, Inc., 1.650%, 02/01/2028	136,068	0.1
50,000	AT&T, Inc., 1.700%, 03/25/2026	50,537	0.0
191,000	AT&T, Inc., 2.750%, 06/01/2031	198,740	0.1
51,000	AT&T, Inc., 3.100%, 02/01/2043	50,074	0.0
20,000	AT&T, Inc., 3.500%, 06/01/2041	20,812	0.0
20,000 (3)	AT&T, Inc., 3.550%, 09/15/2055	20,096	0.0
115,000 (3)	AT&T, Inc., 3.650%, 09/15/2059	116,796	0.1
16,000	AT&T, Inc., 4.500%, 05/15/2035	18,805	0.0
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	34,437	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	21,444	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	11,507	0.0

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	$51,771	0.0
72,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	81,616	0.0
38,000	Comcast Corp., 2.650%, 02/01/2030	40,037	0.0
60,000	Comcast Corp., 3.900%, 03/01/2038	69,143	0.0
78,000	Comcast Corp., 3.950%, 10/15/2025	87,446	0.0
40,000	Comcast Corp., 3.999%, 11/01/2049	47,190	0.0
25,000	Comcast Corp., 4.600%, 10/15/2038	31,039	0.0
15,000	Corning, Inc., 5.450%, 11/15/2079	21,048	0.0
27,000	Discovery Communications LLC, 2.950%, 03/20/2023	28,106	0.0
110,000	Discovery Communications LLC, 4.000%, 09/15/2055	116,645	0.1
25,000	Discovery Communications LLC, 5.200%, 09/20/2047	31,123	0.0
45,000	Discovery Communications LLC, 5.300%, 05/15/2049	57,041	0.0
40,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	40,353	0.0
9,000	Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	9,797	0.0
200,000 (3)	Tencent Holdings Ltd., 2.985%, 01/19/2023	206,998	0.1
25,000	Time Warner Cable LLC, 5.875%, 11/15/2040	32,432	0.0
143,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	145,565	0.1
14,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	13,994	0.0
38,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	38,735	0.0
309,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	346,466	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
21,000	VeriSign, Inc., 2.700%, 06/15/2031	$21,361	0.0
118,000	Verizon Communications, Inc., 2.650%, 11/20/2040	113,766	0.1
30,000	Verizon Communications, Inc., 2.875%, 11/20/2050	28,570	0.0
12,000	Verizon Communications, Inc., 2.987%, 10/30/2056	11,300	0.0
18,000	Verizon Communications, Inc., 3.400%, 03/22/2041	19,064	0.0
75,000	Verizon Communications, Inc., 3.550%, 03/22/2051	80,239	0.0
80,000	Verizon Communications, Inc., 3.700%, 03/22/2061	85,819	0.0
5,000	Verizon Communications, Inc., 4.000%, 03/22/2050	5,757	0.0
80,000	Verizon Communications, Inc., 4.812%, 03/15/2039	101,483	0.0
40,000	ViacomCBS, Inc., 5.500%, 05/15/2033	50,842	0.0
55,000	Vodafone Group PLC, 4.375%, 02/19/2043	64,342	0.0
20,000	Vodafone Group PLC, 5.125%, 06/19/2059	26,200	0.0
8,000	Walt Disney Co/The, 2.000%, 09/01/2029	8,094	0.0
		3,004,628	0.8
	Consumer, Cyclical: 0.2%
29,785 (3)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	33,033	0.0
3,816	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,957	0.0
8,855	American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	8,964	0.0
19,266	American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	19,111	0.0
4,188	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	4,270	0.0
11,261 (3)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	12,162	0.0
2,502	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	2,650	0.0

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
11,825	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	$12,016	0.0
10,000 (3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	10,751	0.0
37,000 (3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	41,165	0.0
25,000	General Motors Co., 5.400%, 04/01/2048	31,902	0.0
17,000	General Motors Co., 6.125%, 10/01/2025	20,136	0.0
25,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	26,911	0.0
25,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	28,131	0.0
18,000	General Motors Financial Co., Inc., 5.200%, 03/20/2023	19,387	0.0
33,000 (3)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	35,330	0.0
40,000	Hasbro, Inc., 3.000%, 11/19/2024	42,585	0.0
43,000 (3)	Hyundai Capital America, 2.000%, 06/15/2028	42,705	0.0
30,000	Lowe’s Cos, Inc., 1.700%, 10/15/2030	28,784	0.0
21,000 (3)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	23,147	0.0
27,000	Toyota Motor Credit Corp., 2.150%, 02/13/2030	27,727	0.0
35,163	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	37,402	0.0
8,135	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	8,619	0.0
11,382	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	12,025	0.0
47,288	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	49,960	0.1
89,648	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	91,780	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,903	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	$2,116	0.0
19,462	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	20,370	0.0
		697,096	0.2
	Consumer, Non-cyclical: 1.2%
43,000	AbbVie, Inc., 2.600%, 11/21/2024	45,359	0.0
200,000	AbbVie, Inc., 2.950%, 11/21/2026	215,131	0.1
12,000	AbbVie, Inc., 4.050%, 11/21/2039	13,957	0.0
75,000	AbbVie, Inc., 4.300%, 05/14/2036	89,215	0.1
33,000	AbbVie, Inc., 4.400%, 11/06/2042	40,124	0.0
71,000	AbbVie, Inc., 4.500%, 05/14/2035	85,630	0.1
13,000	AbbVie, Inc., 4.550%, 03/15/2035	15,803	0.0
30,000	AbbVie, Inc., 4.625%, 10/01/2042	37,153	0.0
42,000	Aetna, Inc., 2.800%, 06/15/2023	43,728	0.0
70,000	Aetna, Inc., 4.500%, 05/15/2042	84,030	0.0
23,000	Aetna, Inc., 6.625%, 06/15/2036	33,613	0.0
19,000	Altria Group, Inc., 2.450%, 02/04/2032	18,396	0.0
39,000	Altria Group, Inc., 3.700%, 02/04/2051	37,058	0.0
25,000	Altria Group, Inc., 4.400%, 02/14/2026	28,300	0.0
56,000	Altria Group, Inc., 4.450%, 05/06/2050	59,846	0.0
9,000	Altria Group, Inc., 4.800%, 02/14/2029	10,441	0.0
20,000	Altria Group, Inc., 5.800%, 02/14/2039	24,741	0.0
97,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	119,155	0.1
75,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	95,098	0.1

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
15,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	$19,824	0.0
34,000	Anthem, Inc., 2.875%, 09/15/2029	36,124	0.0
25,000	Anthem, Inc., 3.500%, 08/15/2024	26,940	0.0
50,000	Anthem, Inc., 5.100%, 01/15/2044	66,060	0.0
23,000	Astrazeneca Finance LLC, 1.200%, 05/28/2026	22,949	0.0
23,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	23,015	0.0
26,000	Astrazeneca Finance LLC, 2.250%, 05/28/2031	26,430	0.0
25,000	AstraZeneca PLC, 1.375%, 08/06/2030	23,678	0.0
102,000	BAT Capital Corp., 2.259%, 03/25/2028	101,344	0.1
17,000	BAT Capital Corp., 2.726%, 03/25/2031	16,801	0.0
17,000	BAT Capital Corp., 3.734%, 09/25/2040	16,644	0.0
35,000	BAT Capital Corp., 4.390%, 08/15/2037	37,795	0.0
15,000	Becton Dickinson and Co., 3.363%, 06/06/2024	16,076	0.0
18,000	Bristol-Myers Squibb Co., 1.450%, 11/13/2030	17,396	0.0
18,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	17,256	0.0
30,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	36,282	0.0
41,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	41,481	0.0
48,000 (3)	Cargill, Inc., 3.875%, 05/23/2049	56,691	0.0
19,000	Cigna Corp., 4.800%, 08/15/2038	23,690	0.0
10,000	Cigna Corp., 4.800%, 07/15/2046	12,733	0.0
100,000	Cigna Corp., 4.900%, 12/15/2048	129,027	0.1
40,000	Coca-Cola Co/The, 2.000%, 03/05/2031	40,431	0.0
72,000	Coca-Cola Co/The, 2.875%, 05/05/2041	74,940	0.0
30,000	CVS Health Corp., 2.700%, 08/21/2040	29,134	0.0
5,000	CVS Health Corp., 3.875%, 07/20/2025	5,522	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
7,000	CVS Health Corp., 4.125%, 04/01/2040	$8,140	0.0
5,000	CVS Health Corp., 4.780%, 03/25/2038	6,160	0.0
135,000	CVS Health Corp., 5.050%, 03/25/2048	175,674	0.1
45,000	Dentsply Sirona, Inc., 3.250%, 06/01/2030	48,182	0.0
12,000	Diageo Capital PLC, 2.125%, 04/29/2032	12,062	0.0
36,000 (3)	Element Fleet Management Corp., 3.850%, 06/15/2025	38,777	0.0
25,000	General Mills, Inc., 4.000%, 04/17/2025	27,722	0.0
14,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	14,007	0.0
12,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	13,015	0.0
13,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	15,932	0.0
39,000	Global Payments, Inc., 1.200%, 03/01/2026	38,659	0.0
150,000	Global Payments, Inc., 2.650%, 02/15/2025	158,172	0.1
75,000	Global Payments, Inc., 3.200%, 08/15/2029	80,386	0.0
27,000	HCA, Inc., 4.125%, 06/15/2029	30,426	0.0
200,000	HCA, Inc., 4.500%, 02/15/2027	226,247	0.1
12,000	HCA, Inc., 5.125%, 06/15/2039	15,030	0.0
22,000	HCA, Inc., 5.250%, 04/15/2025	25,190	0.0
9,000	HCA, Inc., 5.250%, 06/15/2049	11,494	0.0
18,000 (3)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	18,296	0.0
51,000	Hormel Foods Corp., 3.050%, 06/03/2051	52,982	0.0
80,000	Humana, Inc., 3.125%, 08/15/2029	86,225	0.1
35,000	Humana, Inc., 4.500%, 04/01/2025	39,214	0.0
30,000	Illumina, Inc., 2.550%, 03/23/2031	30,483	0.0
15,000	Johnson & Johnson, 0.950%, 09/01/2027	14,734	0.0

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
17,000	Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	$18,202	0.0
10,000	Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	10,695	0.0
25,000 (3)	Mars, Inc., 0.875%, 07/16/2026	24,507	0.0
75,000 (3)	Mars, Inc., 2.375%, 07/16/2040	72,396	0.0
42,000 (3)	Mars, Inc., 4.125%, 04/01/2054	52,536	0.0
32,000	McKesson Corp., 0.900%, 12/03/2025	31,550	0.0
18,000	Medtronic, Inc., 4.375%, 03/15/2035	22,422	0.0
35,000	Mylan, Inc., 5.200%, 04/15/2048	43,291	0.0
21,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	22,676	0.0
59,000	PerkinElmer, Inc., 3.300%, 09/15/2029	63,950	0.0
61,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	57,877	0.0
52,000	Reynolds American, Inc., 5.850%, 08/15/2045	63,771	0.0
6,000	Reynolds American, Inc., 6.150%, 09/15/2043	7,526	0.0
11,000 (3)	Royalty Pharma PLC, 1.200%, 09/02/2025	10,909	0.0
14,000 (3)	Royalty Pharma PLC, 1.750%, 09/02/2027	13,789	0.0
68,000 (3)	Royalty Pharma PLC, 3.300%, 09/02/2040	68,602	0.0
28,000 (3)	Royalty Pharma PLC, 3.550%, 09/02/2050	27,920	0.0
28,000	Smith & Nephew PLC, 2.032%, 10/14/2030	27,422	0.0
14,000	STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	14,274	0.0
72,000	STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	76,600	0.0
200,000	Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	198,575	0.1
20,000 (3)	Triton Container International Ltd., 2.050%, 04/15/2026	20,124	0.0
23,000 (3)	Triton Container International Ltd., 3.150%, 06/15/2031	23,154	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
17,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	$17,011	0.0
47,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	48,167	0.0
19,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	19,921	0.0
47,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	50,235	0.0
19,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	21,264	0.0
66,000 (3)	Viatris, Inc., 3.850%, 06/22/2040	70,286	0.0
43,000 (3)	Viatris, Inc., 4.000%, 06/22/2050	45,553	0.0
		4,447,455	1.2
	Energy: 0.8%
18,000 (2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	17,585	0.0
15,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	14,397	0.0
48,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	50,841	0.0
75,000	BP Capital Markets America, Inc., 3.224%, 04/14/2024	80,001	0.1
38,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	38,292	0.0
28,000 (4)	BP Capital Markets PLC, 4.875%, 12/31/2199	30,814	0.0
8,000	Burlington Resources LLC, 5.950%, 10/15/2036	11,071	0.0
10,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	14,015	0.0
30,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	32,798	0.0
3,000	Chevron USA, Inc., 3.250%, 10/15/2029	3,326	0.0
28,000	Chevron USA, Inc., 4.950%, 08/15/2047	37,814	0.0
60,000	Cimarex Energy Co., 3.900%, 05/15/2027	66,207	0.0
41,000 (3)	ConocoPhillips, 2.400%, 02/15/2031	42,004	0.0
25,000 (3)	ConocoPhillips, 3.750%, 10/01/2027	28,122	0.0

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
26,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	$27,479	0.0
20,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	20,749	0.0
30,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	32,181	0.0
55,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	58,928	0.0
16,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	18,063	0.0
10,000	Diamondback Energy, Inc., 4.750%, 05/31/2025	11,270	0.0
200,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	209,626	0.1
38,000 (4)	Enbridge, Inc., 5.750%, 07/15/2080	42,465	0.0
9,000	Energy Transfer L.P., 4.250%, 04/01/2024	9,710	0.0
5,000	Energy Transfer L.P., 4.900%, 03/15/2035	5,798	0.0
43,000	Energy Transfer L.P., 5.300%, 04/01/2044	49,737	0.0
160,000	Energy Transfer L.P., 5.300%, 04/15/2047	187,495	0.1
60,000	Energy Transfer L.P., 5.800%, 06/15/2038	74,810	0.0
25,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	27,285	0.0
50,000 (4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	49,098	0.0
11,000	EOG Resources, Inc., 4.950%, 04/15/2050	14,674	0.0
10,000	Exxon Mobil Corp., 4.227%, 03/19/2040	11,953	0.0
46,000 (3)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	46,659	0.0
2,000	Halliburton Co., 3.500%, 08/01/2023	2,109	0.0
2,000	Halliburton Co., 3.800%, 11/15/2025	2,212	0.0
109,000	Hess Corp., 5.600%, 02/15/2041	136,250	0.1
200,000 (3)	KazMunayGas National Co. JSC, 4.750%, 04/24/ 2025	224,506	0.1
18,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	23,341	0.0
23,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	25,958	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
35,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	$41,543	0.0
25,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	30,098	0.0
20,000	MPLX L.P., 1.750%, 03/01/2026	20,227	0.0
14,000	MPLX L.P., 2.650%, 08/15/2030	14,143	0.0
9,000	MPLX L.P., 4.700%, 04/15/2048	10,483	0.0
11,000	MPLX L.P., 5.200%, 03/01/2047	13,574	0.0
21,000	MPLX L.P., 5.200%, 12/01/2047	25,710	0.0
25,000	MPLX L.P., 5.500%, 02/15/2049	32,431	0.0
16,000 (3)	Northern Natural Gas Co., 3.400%, 10/16/2051	16,464	0.0
19,000	ONEOK Partners L.P., 6.125%, 02/01/2041	24,527	0.0
24,000	ONEOK Partners L.P., 6.200%, 09/15/2043	31,686	0.0
10,000	ONEOK, Inc., 2.200%, 09/15/2025	10,291	0.0
200,000 (3)	Petroleos del Peru SA, 4.750%, 06/19/2032	210,250	0.1
200,000	Petroleos Mexicanos, 6.500%, 03/13/2027	211,350	0.1
10,000	Phillips 66, 0.900%, 02/15/2024	10,014	0.0
41,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	43,216	0.0
25,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	28,081	0.0
50,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	55,976	0.0
73,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	79,512	0.0
4,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	4,493	0.0
15,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,950	0.0
16,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	18,496	0.0
46,000 (3)	Santos Finance Ltd., 3.649%, 04/29/2031	47,140	0.0

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
19,000 (3)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	$20,462	0.0
125,000	Shell International Finance BV, 3.250%, 05/11/2025	135,730	0.1
25,000	Shell International Finance BV, 4.125%, 05/11/2035	29,783	0.0
30,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	30,606	0.0
33,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	33,525	0.0
9,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	9,753	0.0
16,000	Valero Energy Corp., 2.850%, 04/15/2025	16,977	0.0
30,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	33,238	0.0
19,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	24,132	0.0
23,000	Williams Partners L.P., 3.600%, 03/15/2022	23,388	0.0
21,000	Williams Partners L.P., 3.750%, 06/15/2027	23,346	0.0
		3,157,238	0.8
	Financial: 2.5%
43,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	41,937	0.0
23,000	American Homes 4 Rent L.P., 2.375%, 07/08/2031	22,734	0.0
7,000	American Homes 4 Rent L.P., 2.375%, 07/08/2051	6,857	0.0
13,000	American International Group, Inc., 3.875%, 01/15/2035	14,753	0.0
29,000	American International Group, Inc., 3.900%, 04/01/2026	32,376	0.0
10,000	American International Group, Inc., 4.375%, 01/15/2055	12,166	0.0
33,000	American International Group, Inc., 4.500%, 07/16/2044	40,112	0.0
17,000	American International Group, Inc., 4.800%, 07/10/2045	21,321	0.0
39,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	40,916	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
49,000	Assurant, Inc., 2.650%, 01/15/2032	$48,973	0.0
43,000	Assurant, Inc., 3.700%, 02/22/2030	46,645	0.0
40,000 (3)	Athene Global Funding, 2.800%, 05/26/2023	41,694	0.0
25,000 (3)	Athene Global Funding, 2.950%, 11/12/2026	26,654	0.0
8,000 (3)	Aviation Capital Group LLC, 3.875%, 05/01/2023	8,385	0.0
6,000 (3)	Aviation Capital Group LLC, 4.375%, 01/30/2024	6,439	0.0
32,000 (3)	Aviation Capital Group LLC, 5.500%, 12/15/2024	36,199	0.0
14,000 (3)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	13,954	0.0
41,000 (3)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	40,592	0.0
9,000 (3)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	9,272	0.0
200,000	Banco Santander SA, 2.746%, 05/28/2025	210,852	0.1
63,000 (4)	Bank of America Corp., 0.981%, 09/25/2025	62,988	0.0
36,000 (4)	Bank of America Corp., 1.197%, 10/24/2026	35,696	0.0
61,000 (4)	Bank of America Corp., 1.734%, 07/22/2027	61,502	0.0
112,000 (4)	Bank of America Corp., 1.898%, 07/23/2031	108,985	0.0
26,000 (4)	Bank of America Corp., 1.922%, 10/24/2031	25,365	0.0
49,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	49,444	0.0
105,000 (4)	Bank of America Corp., 2.496%, 02/13/2031	107,318	0.0
53,000 (4)	Bank of America Corp., 2.676%, 06/19/2041	51,515	0.0
37,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	38,090	0.0
60,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	66,117	0.0
20,000	Bank of America Corp., 3.950%, 04/21/2025	21,965	0.0
18,000 (4)	Bank of America Corp., 3.970%, 03/05/2029	20,312	0.0
40,000 (4)	Bank of America Corp., 4.078%, 04/23/2040	46,768	0.0
13,000 (4)	Bank of America Corp., 4.083%, 03/20/2051	15,566	0.0

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
79,000	Bank of America Corp., 4.125%, 01/22/2024	$86,045	0.0
103,000	Bank of America Corp., 4.183%, 11/25/2027	115,459	0.0
75,000 (4)	Bank of America Corp., 4.271%, 07/23/2029	86,228	0.0
50,000 (4)	Bank of Montreal, 3.803%, 12/15/2032	55,184	0.0
25,000	Bank of Nova Scotia/The, 2.200%, 02/03/2025	26,077	0.0
21,000	Bank of Nova Scotia/The, 2.700%, 08/03/2026	22,507	0.0
34,000 (4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	37,400	0.0
200,000 (4)	Barclays PLC, 1.007%, 12/10/2024	200,803	0.1
17,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	16,624	0.0
11,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	11,003	0.0
29,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	36,096	0.0
200,000 (3)(4)	BNP Paribas SA, 1.323%, 01/13/2027	197,723	0.1
200,000 (3)(4)	BNP Paribas SA, 2.219%, 06/09/2026	206,263	0.1
22,000	Boston Properties L.P., 3.250%, 01/30/2031	23,589	0.0
206,000 (3)	BPCE SA, 5.700%, 10/22/2023	228,176	0.1
35,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	36,576	0.0
15,000	Capital One Financial Corp., 3.650%, 05/11/2027	16,669	0.0
22,000	Capital One Financial Corp., 3.750%, 03/09/2027	24,470	0.0
33,000	CBRE Services, Inc., 2.500%, 04/01/2031	33,454	0.0
30,000	Charles Schwab Corp./ The, 1.650%, 03/11/2031	29,148	0.0
16,000	Charles Schwab Corp./ The, 2.000%, 03/20/2028	16,427	0.0
20,000 (4)	Charles Schwab Corp./ The, 5.375%, 12/31/2199	22,156	0.0
28,000	CI Financial Corp., 4.100%, 06/15/2051	29,319	0.0
21,000 (4)	Citigroup, Inc., 1.462%, 06/09/2027	20,934	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
20,000 (4)	Citigroup, Inc., 1.678%, 05/15/2024	$20,428	0.0
35,000 (4)	Citigroup, Inc., 2.561%, 05/01/2032	35,653	0.0
45,000	Citigroup, Inc., 5.500%, 09/13/2025	52,445	0.0
9,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	9,497	0.0
5,000	Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	5,391	0.0
260,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	290,524	0.1
250,000 (3)(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	256,111	0.1
14,000	Crown Castle International Corp., 1.050%, 07/15/2026	13,686	0.0
200,000 (3)(4)	Danske Bank A/S, 1.621%, 09/11/2026	200,388	0.1
12,000 (3)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	11,830	0.0
17,000	ERP Operating L.P., 2.500%, 02/15/2030	17,618	0.0
50,000	Essex Portfolio L.P., 3.250%, 05/01/2023	52,187	0.0
200,000 (3)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	206,744	0.1
18,000	GE Capital Funding LLC, 4.400%, 05/15/2030	20,991	0.0
40,000 (4)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	39,904	0.0
43,000 (4)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	42,932	0.0
35,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	39,153	0.0
46,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	61,673	0.0
17,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	24,793	0.0
30,000 (3)	Guardian Life Global Funding, 1.250%, 11/19/2027	29,291	0.0
16,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	21,891	0.0
200,000 (4)	HSBC Holdings PLC, 2.099%, 06/04/2026	205,679	0.1

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
200,000 (4)	HSBC Holdings PLC, 2.633%, 11/07/2025	$210,017	0.1
200,000 (4)	HSBC Holdings PLC, 3.262%, 03/13/2023	204,064	0.1
24,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	22,919	0.0
23,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	22,745	0.0
55,000 (4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	55,089	0.0
27,000 (4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	26,571	0.0
66,000 (4)	JPMorgan Chase & Co., 1.953%, 02/04/2032	64,149	0.0
55,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	55,486	0.0
33,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	33,815	0.0
182,000 (4)	JPMorgan Chase & Co., 2.522%, 04/22/2031	187,438	0.1
31,000 (4)	JPMorgan Chase & Co., 2.525%, 11/19/2041	29,612	0.0
101,000 (4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	103,729	0.0
121,000 (4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	126,091	0.1
31,000 (4)	JPMorgan Chase & Co., 3.328%, 04/22/2052	33,148	0.0
70,000 (4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	74,603	0.0
15,000 (4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	17,780	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	22,677	0.0
4,000 (3)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	4,469	0.0
200,000 (3)	LSEGA Financing PLC, 3.200%, 04/06/2041	209,986	0.1
44,000	Main Street Capital Corp., 3.000%, 07/14/2026	45,254	0.0
30,000	Main Street Capital Corp., 5.200%, 05/01/2024	32,666	0.0
200,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	207,390	0.1
200,000 (4)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	207,118	0.1
147,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	148,104	0.1
51,000 (4)	Morgan Stanley, 1.794%, 02/13/2032	49,048	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
34,000 (4)	Morgan Stanley, 2.188%, 04/28/2026	$35,318	0.0
32,000 (4)	Morgan Stanley, 2.802%, 01/25/2052	31,441	0.0
75,000 (4)	Morgan Stanley, 3.622%, 04/01/2031	83,797	0.0
112,000	Morgan Stanley, 3.875%, 01/27/2026	125,263	0.1
100,000	Morgan Stanley, 4.000%, 07/23/2025	111,311	0.0
40,000 (4)	Morgan Stanley, 4.457%, 04/22/2039	49,540	0.0
250,000 (3)(4)	National Australia Bank Ltd., 3.933%, 08/02/2034	271,155	0.1
200,000 (4)	Natwest Group PLC, 3.073%, 05/22/2028	211,195	0.1
55,000 (3)	New York Life Global Funding, 2.875%, 04/10/2024	58,418	0.0
25,000	Northern Trust Corp., 1.950%, 05/01/2030	25,242	0.0
43,000 (3)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	43,083	0.0
28,000 (3)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	30,875	0.0
29,000	Old Republic International Corp., 3.850%, 06/11/2051	30,935	0.0
150,000	ORIX Corp., 3.250%, 12/04/2024	161,788	0.1
58,000	Owl Rock Capital Corp., 4.250%, 01/15/2026	62,729	0.0
38,000 (3)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	41,824	0.0
40,000 (3)	Pacific Life Global Funding II, 1.375%, 04/14/2026	40,101	0.0
23,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	23,398	0.0
30,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	32,361	0.0
39,000	Public Storage, 0.875%, 02/15/2026	38,699	0.0
23,000	Regency Centers L.P., 2.950%, 09/15/2029	24,246	0.0
25,000	Regency Centers L.P., 3.700%, 06/15/2030	27,701	0.0

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
20,000	Retail Properties of America, Inc., 4.750%, 09/15/2030	$22,204	0.0
40,000 (3)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	43,762	0.0
27,000	Simon Property Group L.P., 1.750%, 02/01/2028	26,876	0.0
200,000 (2)(3)(4)	Standard Chartered PLC, 1.456%, 01/14/2027	198,408	0.1
200,000 (3)(4)	Standard Chartered PLC, 3.265%, 02/18/2036	200,828	0.1
34,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	33,216	0.0
8,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,643	0.0
25,000 (3)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	25,849	0.0
19,000	Travelers Cos, Inc./The, 3.050%, 06/08/2051	20,127	0.0
35,000 (4)	Truist Financial Corp., 1.267%, 03/02/2027	34,979	0.0
46,000 (2)(4)	Truist Financial Corp., 1.887%, 06/07/2029	46,184	0.0
25,000 (4)	Truist Financial Corp., 5.100%, 12/31/2199	28,156	0.0
30,000	Unum Group, 4.125%, 06/15/2051	30,397	0.0
7,000	Ventas Realty L.P., 5.700%, 09/30/2043	9,295	0.0
45,000	VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	45,734	0.0
36,000 (4)	Wells Fargo & Co., 2.393%, 06/02/2028	37,360	0.0
101,000 (4)	Wells Fargo & Co., 2.406%, 10/30/2025	105,721	0.0
21,000 (4)	Wells Fargo & Co., 3.068%, 04/30/2041	21,581	0.0
120,000	Wells Fargo & Co., 3.750%, 01/24/2024	129,097	0.1
28,000	Wells Fargo & Co., 4.750%, 12/07/2046	35,506	0.0
43,000	Westpac Banking Corp., 2.150%, 06/03/2031	43,502	0.0
15,000	Westpac Banking Corp., 2.350%, 02/19/2025	15,785	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
33,000	Westpac Banking Corp., 2.963%, 11/16/2040	$32,503	0.0
20,000	WP Carey, Inc., 2.400%, 02/01/2031	19,935	0.0
71,000	XLIT Ltd., 4.450%, 03/31/2025	79,736	0.0
22,000	XLIT Ltd., 5.500%, 03/31/2045	29,936	0.0
		9,751,309	2.5
	Industrial: 0.2%
14,000	Avnet, Inc., 3.000%, 05/15/2031	13,969	0.0
27,000 (3)	Berry Global, Inc., 0.950%, 02/15/2024	27,057	0.0
40,000 (3)	Berry Global, Inc., 1.650%, 01/15/2027	39,704	0.0
22,000	Boeing Co/The, 3.250%, 02/01/2028	23,348	0.0
11,000	Boeing Co/The, 3.625%, 02/01/2031	11,843	0.0
9,000	Boeing Co/The, 3.850%, 11/01/2048	9,267	0.0
35,000	Boeing Co/The, 4.875%, 05/01/2025	39,234	0.0
27,000	Boeing Co/The, 5.805%, 05/01/2050	36,419	0.0
45,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	52,943	0.0
18,000	Carrier Global Corp., 2.722%, 02/15/2030	18,677	0.0
25,000 (3)	CCL Industries, Inc., 3.050%, 06/01/2030	26,281	0.0
51,000	FedEx Corp., 3.900%, 02/01/2035	58,636	0.0
20,000	GATX Corp., 4.000%, 06/30/2030	22,582	0.0
14,000	General Electric Co., 3.625%, 05/01/2030	15,625	0.0
16,000 (3)	GXO Logistics, Inc., 1.650%, 07/15/2026	15,939	0.0
16,000 (3)	GXO Logistics, Inc., 2.650%, 07/15/2031	15,891	0.0
42,000	Norfolk Southern Corp., 3.650%, 08/01/2025	46,121	0.0
13,000	Norfolk Southern Corp., 4.100%, 05/15/2121	14,298	0.0
7,000	Northrop Grumman Corp., 2.930%, 01/15/2025	7,466	0.0

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
24,000 (3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	$23,789	0.0
40,000 (3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	40,302	0.0
56,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	59,592	0.0
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	2,124	0.0
4,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	4,854	0.0
51,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	63,586	0.1
5,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	6,619	0.0
6,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	8,572	0.0
22,000	Republic Services, Inc., 1.450%, 02/15/2031	20,642	0.0
20,000	Republic Services, Inc., 1.750%, 02/15/2032	19,048	0.0
99,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	99,309	0.1
35,000	Union Pacific Corp., 3.550%, 05/20/2061	37,754	0.0
17,000	Waste Management, Inc., 1.500%, 03/15/2031	16,103	0.0
25,000	WRKCo, Inc., 3.000%, 06/15/2033	26,219	0.0
		923,813	0.2
	Technology: 0.4%
10,000	Analog Devices, Inc., 3.500%, 12/05/2026	11,108	0.0
39,000	Apple, Inc., 1.650%, 02/08/2031	38,431	0.0
35,000	Apple, Inc., 2.650%, 05/11/2050	34,445	0.0
65,000	Apple, Inc., 2.650%, 02/08/2051	63,677	0.0
140,000	Apple, Inc., 2.800%, 02/08/2061	136,757	0.1
70,000	Apple, Inc., 3.750%, 09/12/2047	82,868	0.0
35,000	Apple, Inc., 3.750%, 11/13/2047	41,067	0.0
20,000	Citrix Systems, Inc., 1.250%, 03/01/2026	19,764	0.0
25,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	30,027	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
20,000	Fiserv, Inc., 2.750%, 07/01/2024	$21,107	0.0
85,000	Fiserv, Inc., 3.500%, 07/01/2029	93,613	0.0
32,000 (3)	HP, Inc., 1.450%, 06/17/2026	31,800	0.0
45,000	HP, Inc., 4.050%, 09/15/2022	46,980	0.0
15,000 (3)	Infor, Inc., 1.450%, 07/15/2023	15,180	0.0
15,000	Intel Corp., 3.100%, 02/15/2060	15,373	0.0
30,000	Intel Corp., 3.250%, 11/15/2049	31,997	0.0
75,000	Intel Corp., 4.600%, 03/25/2040	95,163	0.1
20,000	Intel Corp., 4.950%, 03/25/2060	28,309	0.0
100,000	International Business Machines Corp., 3.300%, 05/15/2026	110,073	0.1
37,000	Microchip Technology, Inc., 2.670%, 09/01/2023	38,557	0.0
50,000	Microsoft Corp., 2.400%, 08/08/2026	53,334	0.0
93,000	Microsoft Corp., 2.921%, 03/17/2052	98,873	0.1
17,000	NetApp, Inc., 1.875%, 06/22/2025	17,491	0.0
62,000	NVIDIA Corp., 1.550%, 06/15/2028	61,808	0.0
60,000	NVIDIA Corp., 2.000%, 06/15/2031	60,143	0.0
31,000 (3)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	36,194	0.0
20,000 (3)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	21,860	0.0
24,000	Oracle Corp., 3.650%, 03/25/2041	25,488	0.0
6,000	Oracle Corp., 3.850%, 07/15/2036	6,610	0.0
20,000	Oracle Corp., 3.950%, 03/25/2051	21,856	0.0
17,000	Roper Technologies, Inc., 1.400%, 09/15/2027	16,736	0.0
41,000	salesforce.com, Inc., 1.950%, 07/15/2031	41,099	0.0
31,000	salesforce.com, Inc., 2.700%, 07/15/2041	31,246	0.0

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
22,000	salesforce.com, Inc., 2.900%, 07/15/2051	$22,325	0.0
35,000	salesforce.com, Inc., 3.050%, 07/15/2061	35,667	0.0
		1,537,026	0.4
	Utilities: 0.9%
52,000	AEP Texas, Inc., 3.450%, 01/15/2050	53,978	0.0
32,000 (3)	AEP Texas, Inc., 3.850%, 10/01/2025	35,057	0.0
21,000 (3)	AES Corp./The, 1.375%, 01/15/2026	20,804	0.0
16,000 (3)	AES Corp./The, 3.950%, 07/15/2030	17,546	0.0
20,000	Alabama Power Co., 3.450%, 10/01/2049	21,777	0.0
74,000 (3)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	78,433	0.1
50,000 (3)	American Transmission Systems, Inc., 5.000%, 09/01/2044	64,277	0.1
50,000 (3)	American Transmission Systems, Inc., 5.250%, 01/15/2022	51,203	0.0
23,000	Appalachian Power Co., 2.700%, 04/01/2031	23,803	0.0
14,000	Appalachian Power Co., 3.700%, 05/01/2050	15,487	0.0
55,000	Avangrid, Inc., 3.200%, 04/15/2025	59,113	0.0
30,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	30,325	0.0
20,000	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	21,012	0.0
26,000	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	25,009	0.0
25,000	Black Hills Corp., 2.500%, 06/15/2030	25,491	0.0
15,000	Black Hills Corp., 3.050%, 10/15/2029	16,000	0.0
40,000	Black Hills Corp., 4.250%, 11/30/2023	43,005	0.0
8,000	Black Hills Corp., 4.350%, 05/01/2033	9,329	0.0
25,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	28,121	0.0
39,000 (3)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	41,757	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
26,000 (4)	CMS Energy Corp., 3.750%, 12/01/2050	$26,482	0.0
53,000 (4)	CMS Energy Corp., 4.750%, 06/01/2050	59,194	0.0
13,000	Commonwealth Edison Co., 3.750%, 08/15/2047	15,089	0.0
34,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	38,572	0.0
13,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	16,507	0.0
35,000 (4)	Dominion Energy, Inc., 4.650%, 12/31/2199	37,275	0.0
12,000	DTE Electric Co., 1.900%, 04/01/2028	12,194	0.0
13,000	DTE Electric Co., 2.950%, 03/01/2050	13,343	0.0
12,000	DTE Electric Co., 3.250%, 04/01/2051	13,038	0.0
47,000	DTE Energy Co., 1.050%, 06/01/2025	47,009	0.0
12,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	12,470	0.0
15,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	17,730	0.0
15,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	15,975	0.0
195,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	189,304	0.1
25,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	26,521	0.0
13,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	13,071	0.0
109,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	123,640	0.1
45,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	53,015	0.0
5,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	6,041	0.0
17,000 (3)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	16,736	0.0
24,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	22,814	0.0
32,000	Entergy Corp., 2.400%, 06/15/2031	31,975	0.0
13,000	Entergy Corp., 2.800%, 06/15/2030	13,555	0.0
9,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	11,053	0.0

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
73,000	Entergy Mississippi LLC, 3.100%, 07/01/2023	$75,964	0.1
19,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	20,864	0.0
33,000	Entergy Texas, Inc., 4.000%, 03/30/2029	37,279	0.0
18,000	Evergy Metro, Inc., 2.250%, 06/01/2030	18,348	0.0
23,000	Eversource Energy, 3.450%, 01/15/2050	24,289	0.0
5,000	Exelon Corp., 4.050%, 04/15/2030	5,701	0.0
10,000	Exelon Corp., 4.700%, 04/15/2050	12,660	0.0
57,000	FirstEnergy Corp., 3.350%, 07/15/2022	57,958	0.0
25,000	Georgia Power Co., 2.200%, 09/15/2024	26,034	0.0
33,000	Georgia Power Co., 5.750%, 04/15/2023	35,756	0.0
44,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	46,206	0.0
20,000	Interstate Power and Light Co., 2.300%, 06/01/2030	20,322	0.0
80,000	Interstate Power and Light Co., 3.250%, 12/01/2024	86,126	0.1
12,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	13,512	0.0
14,000 (3)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	14,243	0.0
50,000 (3)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	55,385	0.0
50,000 (3)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	54,445	0.0
25,000	Kentucky Utilities Co., 3.300%, 06/01/2050	26,490	0.0
12,000 (3)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,727	0.0
30,000	Mississippi Power Co., 4.250%, 03/15/2042	35,517	0.0
20,000 (3)	Monongahela Power Co., 3.550%, 05/15/2027	22,075	0.0
15,000 (3)	Narragansett Electric Co/The, 3.395%, 04/09/2030	16,453	0.0
44,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	45,454	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
43,000 (4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	$45,032	0.0
23,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	23,284	0.0
29,000	NiSource, Inc., 3.600%, 05/01/2030	32,150	0.0
20,000	NiSource, Inc., 5.950%, 06/15/2041	28,126	0.0
20,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	21,203	0.0
59,000	ONE Gas, Inc., 1.100%, 03/11/2024	59,043	0.0
13,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	12,421	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	26,982	0.0
17,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	16,877	0.0
10,000	PECO Energy Co., 4.150%, 10/01/2044	12,174	0.0
200,000 (2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	217,150	0.1
15,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	15,502	0.0
75,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	89,460	0.1
17,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	16,133	0.0
50,000	Sempra Energy, 3.800%, 02/01/2038	55,656	0.0
24,000 (4)	Sempra Energy, 4.875%, 12/31/2199	26,100	0.0
68,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	72,343	0.1
41,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	43,464	0.0
5,000	Southern California Edison Co., 2.400%, 02/01/2022	5,043	0.0
6,000	Southern California Edison Co., 4.050%, 03/15/2042	6,471	0.0
40,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	55,275	0.0
60,000 (4)	Southern Co/The, 3.750%, 09/15/2051	60,459	0.0
35,000 (4)	Southern Co/The, 4.000%, 01/15/2051	37,100	0.0

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
36,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	$36,468	0.0
14,000	Tampa Electric Co., 4.350%, 05/15/2044	17,032	0.0
25,000	Tucson Electric Power Co., 1.500%, 08/01/2030	23,783	0.0
17,000	Union Electric Co., 3.900%, 09/15/2042	19,684	0.0
28,000	Virginia Electric and Power Co., 3.450%, 09/01/2022	28,788	0.0
36,000	Washington Gas Light Co., 3.650%, 09/15/2049	40,515	0.0
31,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	30,312	0.0
23,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	23,093	0.0
26,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	29,479	0.0
		3,504,540	0.9
	Total Corporate Bonds/Notes (Cost $26,308,948)	27,406,894	7.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%
77,416	Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	76,163	0.0
58,961	Alternative Loan Trust 2005-10CB 1A1, 0.592%, (US0001M + 0.500%), 05/25/2035	48,196	0.0
48,926	Alternative Loan Trust 2005-51 3A2A, 1.406%, (12MTA + 1.290%), 11/20/2035	46,109	0.0
47,792	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	43,879	0.0
98,604	Alternative Loan Trust 2005-J2 1A12, 0.492%, (US0001M + 0.400%), 04/25/2035	82,546	0.0
16,603	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	11,232	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
91,456	Alternative Loan Trust 2006-19CB A12, 0.492%, (US0001M + 0.400%), 08/25/2036	$48,111	0.0
66,855	Alternative Loan Trust 2006-HY11 A1, 0.332%, (US0001M + 0.120%), 06/25/2036	64,893	0.0
26,425	Alternative Loan Trust 2007-23CB A3, 0.592%, (US0001M + 0.500%), 09/25/2037	11,457	0.0
120,475	Alternative Loan Trust 2007-2CB 2A1, 0.692%, (US0001M + 0.600%), 03/25/2037	59,110	0.0
30,064 (4)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.816%, 09/25/2035	28,053	0.0
51,574	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.282%, (US0001M + 0.190%), 01/25/2037	48,126	0.0
65,361 (4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.775%, 03/25/2036	57,854	0.0
38,063 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.234%, 09/25/2037	37,678	0.0
419,875	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	455,927	0.1
416,814	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	484,870	0.1
79,365	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.092%, (US0001M + 4.000%), 05/25/2025	81,103	0.0
73,685	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	76,423	0.0
178,272	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.092%, (US0001M + 3.000%), 10/25/2029	183,999	0.1

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
169,688	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.942%, (US0001M + 2.850%), 11/25/2029	$174,071	0.1
61,064	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800%), 02/25/2030	62,502	0.0
361,160	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.642%, (US0001M + 2.550%), 12/25/2030	368,016	0.1
166,434	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.092%, (US0001M + 2.000%), 03/25/2031	167,875	0.1
62,705 (3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.392%, (US0001M + 2.300%), 08/25/2031	63,182	0.0
156,812 (3)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.142%, (US0001M + 2.050%), 01/25/2040	157,623	0.1
212,180	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	237,730	0.1
199,100 (4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.538%, 02/25/2049	228,765	0.1
139,777	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	148,761	0.1
143,871	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	160,397	0.1
294,313	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	318,882	0.1
78,372	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	89,156	0.0
214,171	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	220,753	0.1
600,000	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	646,691	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
79,853	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	$83,112	0.0
92,499 (3)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.004%, 03/25/2048	96,353	0.0
92,499 (3)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.004%, 03/25/2048	95,622	0.0
306,021 (3)(4)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 08/25/2050	309,078	0.1
251,390	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	328,817	0.1
66,531	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	74,630	0.0
56,895	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	65,428	0.0
13,680	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	16,047	0.0
40,602	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	46,253	0.0
128,890	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	147,977	0.0
50,630	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	58,818	0.0
46,206 (4)	Freddie Mac REMIC Trust 3524 LA, 5.332%, 03/15/2033	51,415	0.0
47,760	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	54,697	0.0
8,997	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	10,038	0.0
239,672	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	257,334	0.1
540,219	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	607,855	0.2
540,219	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	613,702	0.2
253,994	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	265,024	0.1

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,942	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	$6,023	0.0
250,000 (3)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.018%, (SOFR30A + 2.000%), 12/25/2050	252,972	0.1
200,000 (3)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.192%, (US0001M + 3.100%), 03/25/2050	203,371	0.1
132,482 (3)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.692%, (US0001M + 3.600%), 07/25/2050	134,221	0.0
143,449	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.442%, (US0001M + 2.350%), 04/25/2030	146,830	0.0
77,646	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.392%, (US0001M + 2.300%), 09/25/2030	78,852	0.0
391,623	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	400,797	0.1
41,375	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	46,682	0.0
288,979	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	315,945	0.1
13,641	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	15,015	0.0
37,805 (3)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	38,307	0.0
115,091 (3)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	116,419	0.0
200,000 (3)(4)	GS Mortgage-Backed Securities Trust 2021-PJ6 A12, 2.500%, 11/25/2051	203,380	0.1
35,161	HomeBanc Mortgage Trust 2004-1 2A, 0.952%, (US0001M + 0.860%), 08/25/2029	34,704	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
34,583	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.512%, (US0001M + 0.420%), 04/25/2046	$32,887	0.0
400,000 (3)(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	407,775	0.1
333,740 (3)(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	337,485	0.1
37,856	Lehman XS Trust Series 2005-5N 1A2, 0.452%, (US0001M + 0.360%), 11/25/2035	35,667	0.0
100,000 (3)	Mello Warehouse Securitization Trust 2021-1 C, 1.206%, (US0001M + 1.100%), 02/25/2055	100,346	0.0
47,293	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	36,613	0.0
10,557	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	10,080	0.0
20,217 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.514%, 10/25/2036	19,709	0.0
55,958	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.112%, (US0001M + 0.510%), 08/25/2045	55,953	0.0
28,493	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.072%, (US0001M + 0.490%), 10/25/2045	28,304	0.0
25,657 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.076%, 08/25/2046	25,542	0.0
128,549 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.050%, 12/25/2036	128,946	0.0

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,882 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.716%, 04/25/2037	$32,245	0.0
69,703 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.035%, 07/25/2037	70,176	0.0
154,993	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.076%, (12MTA + 0.960%), 08/25/2046	104,899	0.0
15,134	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.522%, (US0001M + 0.430%), 06/25/2037	12,103	0.0
14,387 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.827%, 04/25/2036	14,120	0.0
20,645 (4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.873%, 12/28/2037	20,592	0.0
100,000 (3)(4)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/ 2049	102,412	0.0
	Total Collateralized Mortgage Obligations (Cost $11,415,128)	11,741,705	3.0

U.S. TREASURY OBLIGATIONS: 3.5%
	U.S. Treasury Bonds: 0.8%
1,000	1.250%, 05/15/2050	817	0.0
22,000	1.375%, 11/15/2040	19,771	0.0
2,200	1.625%, 11/15/2050	1,976	0.0
1,098,000 (2)	1.875%, 02/15/2051	1,048,247	0.3
1,809,000	2.250%, 05/15/2041	1,882,773	0.5
		2,953,584	0.8
	U.S. Treasury Notes: 2.7%
1,941,400	0.125%, 06/30/2022	1,941,952	0.5
565,000	0.125%, 05/31/2023	563,830	0.1
646,000	0.125%, 06/30/2023	644,474	0.2
1,000	0.125%, 10/15/2023	996	0.0
1,623,000	0.250%, 06/15/2024	1,613,173	0.4
217,000	0.875%, 06/30/2026	216,907	0.0
20,500 (2)	1.125%, 02/15/2031	19,904	0.0
3,094,000	1.250%, 06/30/2028	3,099,076	0.8
2,588,400 (2)	1.625%, 05/15/2031	2,628,439	0.7
		10,728,751	2.7
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
	Total U.S. Treasury Obligations (Cost $13,516,591)	$13,682,335	3.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
	Federal Home Loan Mortgage Corporation: 0.2%(5)
10,554	2.500%, 05/01/2030	11,117	0.0
6,308	2.500%, 05/01/2030	6,624	0.0
13,381	2.500%, 06/01/2030	14,095	0.0
22,556	3.000%, 03/01/2045	24,051	0.0
17,601	3.000%, 03/01/2045	18,662	0.0
25,225	3.000%, 04/01/2045	26,853	0.0
36,129	3.500%, 03/01/2045	38,800	0.0
116,076	4.000%, 12/01/2041	127,152	0.1
33,718	4.000%, 12/01/2042	37,114	0.0
6,007	4.000%, 09/01/2045	6,504	0.0
6,090	4.000%, 09/01/2045	6,606	0.0
10,399	4.000%, 09/01/2045	11,325	0.0
6,164	4.000%, 09/01/2045	6,735	0.0
77,342	4.500%, 08/01/2041	86,568	0.0
274,272	4.500%, 09/01/2041	305,680	0.1
2,798	5.500%, 07/01/2037	3,232	0.0
2,149	6.500%, 12/01/2031	2,451	0.0
		733,569	0.2
	Federal National Mortgage Association: 0.2%(5)
584,522	4.500%, 09/01/2047	667,221	0.2

	Government National Mortgage Association: 0.4%
1,011,000 (6)	2.500%, 07/15/2051	1,046,306	0.3
283,157	3.000%, 07/20/2050	296,044	0.1
29,186	4.000%, 11/20/2040	31,949	0.0
65,275	4.000%, 03/20/2046	70,582	0.0
52,316	4.500%, 08/20/2041	57,891	0.0
171,047	4.500%, 09/15/2047	190,664	0.0
		1,693,436	0.4
	Uniform Mortgage-Backed Securities: 1.3%
1,450,000 (6)	2.000%, 08/15/2051	1,461,328	0.4
16,338	2.500%, 05/01/2030	17,185	0.0
34,179	2.500%, 06/01/2030	35,895	0.0
23,748	2.500%, 06/01/2030	24,940	0.0
12,952	2.500%, 07/01/2030	13,598	0.0
940,000 (6)	2.500%, 07/15/2051	972,313	0.3
42,962	3.000%, 09/01/2043	45,494	0.0
198,926	3.000%, 04/01/2045	211,804	0.1
133,410	3.000%, 07/01/2046	142,571	0.1
852,927	3.000%, 04/01/2050	890,689	0.2
47,847	3.500%, 10/01/2042	51,576	0.0

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
422,126	3.500%, 08/01/2046	$458,358	0.1
115,107	4.000%, 07/01/2042	126,654	0.0
17,634	4.000%, 07/01/2042	19,400	0.0
161,214	4.000%, 01/01/2045	179,791	0.1
26,613	4.000%, 06/01/2045	29,061	0.0
23,466	4.500%, 11/01/2040	25,898	0.0
47,597	4.500%, 10/01/2041	52,680	0.0
19,419	5.000%, 06/01/2033	22,189	0.0
4,885	5.000%, 02/01/2036	5,599	0.0
2,164	5.000%, 07/01/2036	2,471	0.0
52,495	5.000%, 07/01/2037	58,863	0.0
64,341	5.000%, 11/01/2040	73,737	0.0
21,789	5.000%, 05/01/2041	24,950	0.0
36,218	5.000%, 06/01/2041	41,472	0.0
66,537	5.000%, 06/01/2041	75,449	0.0
79,153	5.500%, 12/01/2036	91,246	0.0
392	7.000%, 06/01/2029	393	0.0
286	7.000%, 10/01/2029	328	0.0
1,258	7.000%, 01/01/2032	1,400	0.0
395	7.000%, 05/01/2032	399	0.0
		5,157,731	1.3
	Total U.S. Government Agency Obligations (Cost $8,094,314)	8,251,957	2.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.1%
900,000 (3)(4)	BAMLL Commercial Mortgage Securities Trust 2015-200P F, 3.716%, 04/14/2033	924,466	0.3
3,000,000 (4)(7)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	32,759	0.0
986,656 (4)(7)	BANK 2019-BNK16 XA, 1.119%, 02/15/2052	58,845	0.0
3,792,191 (4)(7)	BANK 2019-BNK21 XA, 0.992%, 10/17/2052	222,436	0.1
2,180,000 (3)(4)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	53,212	0.0
991,830 (4)(7)	Benchmark 2019-B9 XA Mortgage Trust, 1.208%, 03/15/2052	67,230	0.0
343,000 (3)	BX Commercial Mortgage Trust 2021-IRON E, 2.423%, (US0001M + 2.350%), 02/15/2038	345,393	0.1
60,000 (4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.538%, 11/15/2050	65,609	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
803,190 (4)(7)	CD 2017-CD4 Mortgage Trust XA, 1.439%, 05/10/2050	$42,952	0.0
891,000 (4)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.108%, 07/10/2049	63,699	0.0
1,265,105 (4)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	61,544	0.0
975,957 (4)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.040%, 09/15/2050	45,518	0.0
1,298,083 (4)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.693%, 06/10/2051	50,316	0.0
1,116,047 (4)(7)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.186%, 08/10/2056	74,653	0.0
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	65,020	0.0
739,239 (4)(7)	COMM 2012-CR4 XA, 1.841%, 10/15/2045	12,178	0.0
2,380,000 (3)(4)(7)	COMM 2012-CR4 XB, 0.769%, 10/15/2045	19,184	0.0
177,000 (4)	Comm 2013-CCRE13 C Mortgage Trust, 5.046%, 11/10/2046	190,579	0.1
20,000 (4)	COMM 2016-COR1 C, 4.510%, 10/10/2049	21,663	0.0
1,461,168 (4)(7)	COMM 2016-CR28 XA, 0.781%, 02/10/2049	36,879	0.0
743,999 (4)(7)	COMM 2017-COR2 XA, 1.309%, 09/10/2050	44,578	0.0
170,000 (4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	192,218	0.1
130,000 (3)(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	119,431	0.1
110,000 (3)(4)	DBJPM 16-C3 Mortgage Trust, 3.631%, 08/10/2049	93,792	0.0

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
658,896	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	$125,613	0.1
1,648,786 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	117,319	0.1
799,414 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	117,457	0.1
1,295,927 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.961%, 10/25/2035	120,892	0.1
848,000 (7)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	77,996	0.0
178,000 (3)(4)	Grace Trust 2020-GRCE E, 2.769%, 12/10/2040	170,813	0.1
900,000 (3)	Great Wolf Trust 2019-WOLF E, 2.805%, (US0001M + 2.732%), 12/15/2036	885,477	0.2
100,000 (3)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.173%, (US0001M + 2.100%), 07/15/2035	92,682	0.0
999,687 (4)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.105%, 06/10/2047	20,785	0.0
1,397,942 (4)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.621%, 11/10/2049	33,340	0.0
846,892 (4)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 1.176%, 05/10/2050	44,948	0.0
50,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	57,187	0.0
1,221,683 (4)(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.120%, 02/10/2052	76,414	0.0
2,058,971 (4)(7)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	115,214	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	97,479	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,300,212 (4)(7)	GS Mortgage Securities Trust 2020-GC47 XA, 1.247%, 05/12/2053	$117,190	0.0
408,884 (4)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.834%, 04/15/2047	5,758	0.0
870,000 (3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	874,332	0.2
100,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	99,245	0.0
150,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.611%, 08/15/2046	150,289	0.1
40,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	39,511	0.0
99,979 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	103,145	0.0
1,259,460 (4)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.810%, 12/15/2049	30,941	0.0
100,000 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	98,372	0.0
100,000 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	79,294	0.0
242,526 (3)(4)(7)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.629%, 11/15/2038	785	0.0
1,565,701 (4)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.129%, 12/15/2047	43,137	0.0

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	$68,558	0.0
3,350,865 (4)(7)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.764%, 11/15/2052	162,071	0.1
1,009,860 (4)(7)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.425%, 05/15/2054	100,436	0.0
75,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	67,128	0.0
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	63,923	0.0
40,000 (3)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	29,571	0.0
60,000 (3)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	34,620	0.0
2,098,019 (4)(7)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.042%, 03/15/2051	104,023	0.0
400,000 (3)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	352,609	0.1
1,076,941 (4)(7)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.760%, 08/15/2052	110,314	0.0
500,000 (3)(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.146%, 10/15/2057	504,558	0.1
1,495,300 (3)(4)(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.941%, 08/15/2045	15,313	0.0
	Total Commercial Mortgage-Backed Securities (Cost $8,252,560)	8,312,893	2.1
ASSET-BACKED SECURITIES: 3.8%
	Automobile Asset-Backed Securities: 0.2%
100,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	104,808	0.0
100,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	105,408	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
100,000	AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	$100,361	0.0
100,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	104,875	0.0
150,000	Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	154,208	0.1
100,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	101,156	0.0
100,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	102,522	0.0
100,000	Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	101,959	0.0
		875,297	0.2
	Home Equity Asset-Backed Securities: 0.1%
224,625 (4)	GSAA Home Equity Trust 2006-4 4A3, 3.059%, 03/25/2036	178,019	0.1
120,138 (4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	129,490	0.0
		307,509	0.1
	Other Asset-Backed Securities: 3.2%
250,000 (3)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	247,643	0.0
73,809 (3)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	74,698	0.0
400,000 (3)	ARES XLIV CLO Ltd. 2017-44A A2R, 1.462%, (US0003M + 1.300%), 04/15/2034	400,211	0.1
300,000 (3)	ARES XLVI CLO Ltd. 2017-46A A2, 1.414%, (US0003M + 1.230%), 01/15/2030	299,081	0.1

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (3)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.338%, (US0003M + 2.150%), 01/20/2032	$248,752	0.1
250,000 (3)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.388%, (US0003M + 1.200%), 01/20/2031	249,430	0.1
250,000 (3)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000%), 04/15/2034	248,802	0.1
100,000 (3)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	104,724	0.0
250,000 (3)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	250,006	0.1
300,000 (3)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.306%, (US0003M + 1.160%), 07/23/2034	300,604	0.1
16,450	Chase Funding Trust Series 2003-5 2A2, 0.692%, (US0001M + 0.600%), 07/25/2033	15,936	0.0
250,000 (3)	CIFC Funding 2021-IA A1 Ltd., 1.246%, (US0003M + 1.110%), 04/25/2033	249,691	0.1
250,000 (3)	Clear Creek CLO 2015-1A CR, 2.138%, (US0003M + 1.950%), 10/20/2030	249,860	0.1
91,500 (3)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	92,419	0.0
250,000 (3)	Deer Creek Clo Ltd. 2017-1A A, 1.368%, (US0003M + 1.180%), 10/20/2030	250,033	0.1
97,500 (3)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	106,493	0.0
197,500 (3)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	214,451	0.0
100,000 (3)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	105,140	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
97,750 (3)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	$105,677	0.0
250,000 (3)	Eaton Vance Clo 2015-1A A2R Ltd., 1.438%, (US0003M + 1.250%), 01/20/2030	249,771	0.1
250,000 (3)	Elmwood CLO IX Ltd. 2021-2A A, 1.276%, (US0003M + 1.130%), 07/20/2034	250,100	0.1
99,250 (3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	103,846	0.0
138,950 (3)	FREED ABS Trust 2021-2 A, 0.680%, 06/19/2028	139,047	0.0
21,303 (3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	22,447	0.0
249,581 (3)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	274,587	0.1
250,000 (3)	Jay Park CLO Ltd. 2016-1A BR, 2.188%, (US0003M + 2.000%), 10/20/2027	249,688	0.1
250,000 (3)	LCM XXIV Ltd. 24A AR, 1.168%, (US0003M + 0.980%), 03/20/2030	250,023	0.1
86,212 (3)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	89,834	0.0
88,051 (3)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	89,586	0.0
140,843 (3)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	142,414	0.0
250,000 (3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.142%, (US0003M + 2.000%), 04/19/2033	249,373	0.1
250,000 (3)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	255,733	0.1
200,000 (3)(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	210,929	0.0

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
50,746 (3)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$54,795	0.0
74,353 (3)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	79,230	0.0
83,957 (3)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	82,759	0.0
92,509 (3)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	92,780	0.0
250,000 (3)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.281%, (US0003M + 1.100%), 12/21/2029	250,038	0.1
250,000 (3)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.926%, (US0003M + 1.750%), 07/25/2030	249,096	0.1
250,000 (3)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	249,599	0.1
450,000 (3)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	450,906	0.1
250,000 (3)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	248,985	0.1
250,000 (3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.384%, (US0003M + 1.200%), 07/15/2029	250,005	0.1
250,000 (3)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.176%, (US0003M + 1.000%), 01/25/2031	250,073	0.1
200,000 (3)	OHA Loan Funding 2013-1A A1R2 Ltd., 1.263%, (US0003M + 1.090%), 07/23/2031	200,002	0.0
250,000 (3)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.288%, (US0003M + 1.100%), 07/20/2030	249,730	0.1
250,000 (3)	Palmer Square CLO 2021-1A B Ltd., 1.894%, (US0003M + 1.700%), 04/20/2034	249,794	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
400,000 (3)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150%), 07/15/2034	$400,406	0.1
400,000 (3)	Riserva Clo Ltd. 2016-3A ARR, 1.250%, (US0003M + 1.060%), 01/18/2034	399,959	0.1
250,000 (3)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	250,088	0.1
198,258 (3)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	203,469	0.0
100,000 (3)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	100,059	0.0
97,213 (3)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	101,877	0.0
97,500 (3)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	110,344	0.0
250,000 (3)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.366%, (US0003M + 1.190%), 11/01/2031	249,999	0.1
400,000 (3)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	400,042	0.1
250,000 (3)	Tiaa Clo III Ltd. 2017-2A A, 1.334%, (US0003M + 1.150%), 01/16/2031	248,689	0.0
97,875 (3)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	97,528	0.0
250,000 (3)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	250,000	0.1
96,500 (3)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	103,079	0.0
100,000 (3)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	101,344	0.0

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
200,000 (3)	ZAXBY’S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	$202,496	0.0
		12,568,200	3.2
	Student Loan Asset-Backed Securities: 0.3%
40,368 (3)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	41,176	0.0
33,745 (3)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	35,058	0.0
75,795 (3)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	77,766	0.0
58,310 (3)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	59,188	0.0
60,298 (3)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	61,848	0.0
58,936 (3)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	59,557	0.0
54,658 (3)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	55,021	0.0
100,000 (3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	103,951	0.1
100,000 (3)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	101,110	0.1
71,887 (3)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	74,194	0.0
68,671 (3)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	70,542	0.0
95,828 (3)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	97,874	0.0
124,687 (3)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	126,589	0.1
		963,874	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
	Total Asset-Backed Securities (Cost $14,504,455)	$14,714,880	3.8
SOVEREIGN BONDS: 0.2%
145,500 (8)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	52,483	0.0
8,843	Argentine Republic Government International Bond, 1.000%, 07/09/2029	3,371	0.0
200,000	Brazilian Government International Bond, 4.625%, 01/13/2028	216,483	0.1
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	196,058	0.1
100,000 (3)	Dominican Republic International Bond, 5.500%, 01/27/2025	110,040	0.0
80,000	Turkey Government International Bond, 7.375%, 02/05/2025	86,687	0.0
	Total Sovereign Bonds (Cost $665,918)	665,122	0.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
Total Purchased Options (Cost $33,564)	36,368	0.0
Total Long-Term Investments (Cost $321,832,415)	385,148,454	99.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	U.S. Government Agency Obligations: 0.8%
1,525,000 (10)	Federal Home Loan Bank Discount Notes, 0.030%, 08/04/2021	1,524,957	0.4
1,600,000 (10)	Federal Home Loan Bank Discount Notes, 0.030%, 08/11/2021	1,599,945	0.4

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
	Total U.S. Government Agency Obligations (Cost $3,124,955)	$3,124,902	0.8

	U.S. Treasury Bills: 0.5%
2,125,000 (10)	United States Treasury Bill, 0.050%, 12/09/2021 (Cost $2,124,656)	2,124,557	0.5

	Repurchase Agreements: 3.8%
3,686,400 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $3,686,405, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $3,760,128, due 07/25/21-05/20/71)	3,686,400	0.9
3,686,400 (11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $3,686,404, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $3,760,128, due 07/07/21-11/01/49)	3,686,400	1.0
1,268,044 (11)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,268,047, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,293,405, due 08/01/21-06/01/51)	1,268,044	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,611,046 (11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,611,049, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,643,270, due 05/01/24-04/20/71)	$1,611,046	0.4
1,915,955 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,915,958, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,954,274, due 08/01/21-04/15/62)	1,915,955	0.5
2,576,599 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $2,576,607, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,628,412, due 07/15/23-02/15/48)	2,576,599	0.7
	Total Repurchase Agreements (Cost $14,744,444)	14,744,444	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
413,000 (11)(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	413,000	0.1

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds (continued)
268,000 (11)(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	$268,000	0.1
413,000 (11)(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	413,000	0.1
	Total Mutual Funds (Cost $1,094,000)	1,094,000	0.3
	Total Short-Term Investments (Cost $21,088,055)	21,087,903	5.4
	Total Investments in Securities (Cost $342,920,470)	406,236,357	104.4
	Liabilities in Excess of Other Assets	(17,283,594)	(4.4)
	Net Assets	$388,952,763	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR American Depositary Receipt
(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.

(9)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

SOFR30A
30-Day Secured Overnight Financing Rate

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
Common Stock	40.6%
Exchange-Traded Funds	26.0%
Mutual Funds	10.5%
Corporate Bonds/Notes	7.1%
Asset-Backed Securities	3.8%
U.S. Treasury Obligations	3.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	2.1%
U.S. Government Agency Obligations	2.1%
Sovereign Bonds	0.2%
Preferred Stock	0.1%
Purchased Options	0.0%^
Rights	0.0%^
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$12,396,600	$1,464,142	$—	$13,860,742
Consumer Discretionary	16,431,222	3,672,701	—	20,103,923
Consumer Staples	6,941,416	2,914,119	—	9,855,535
Energy	3,595,475	921,983	—	4,517,458
Financials	15,633,052	5,121,583	—	20,754,635
Health Care	16,340,351	3,806,077	—	20,146,428
Industrials	13,179,588	4,356,674	—	17,536,262
Information Technology	31,266,154	2,595,889	—	33,862,043
Materials	3,938,947	2,801,185	—	6,740,132
Real Estate	5,018,845	995,175	—	6,014,020
Utilities	3,617,843	1,041,795	—	4,659,638
Total Common Stock	128,359,493	29,691,323	—	158,050,816
Exchange-Traded Funds	101,101,588	—	—	101,101,588
Mutual Funds	40,775,980	—	—	40,775,980
Preferred Stock	—	406,559	—	406,559
Rights	1,357	—	—	1,357
Purchased Options	—	36,368	—	36,368
Corporate Bonds/Notes	—	27,406,894	—	27,406,894
Collateralized Mortgage Obligations	—	11,741,705	—	11,741,705
Asset-Backed Securities	—	14,714,880	—	14,714,880
U.S. Government Agency Obligations	—	8,251,957	—	8,251,957
Sovereign Bonds	—	665,122	—	665,122
Commercial Mortgage-Backed Securities	—	8,312,893	—	8,312,893
U.S. Treasury Obligations	—	13,682,335	—	13,682,335
Short-Term Investments	1,094,000	19,993,903	—	21,087,903
Total Investments, at fair value	$271,332,418	$134,903,939	$—	$406,236,357
Other Financial Instruments+
Forward Foreign Currency Contracts	—	15,080	—	15,080
Futures	253,055	—	—	253,055
Total Assets	$271,585,473	$134,919,019	$—	$406,504,492
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,097)	$—	$(5,097)
Futures	(159,965)	—	—	(159,965)
Written Options	—	(23,518)	—	(23,518)
Total Liabilities	$(159,965)	$(28,615)	$—	$(188,580)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$895,049	$19,884	$—	$(58,834)	$856,099	$19,884	$—	$—
Voya Floating Rate Fund - Class P	1,611,575	32,209	—	19,896	1,663,680	32,209	—	—
Voya High Yield Bond Fund - Class P	31,783,502	1,858,292	(499,263)	202,895	33,345,426	968,105	7,537	—
Voya Short Term Bond Fund - Class R6	4,628,482	291,829	—	(9,536)	4,910,775	47,742	—	—
	$38,918,608	$2,202,214	$(499,263)	$154,421	$40,775,980	$1,067,940	$7,537	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 90,830	MXN 1,820,970	Barclays Bank PLC	07/23/21	$(278)
USD 38,503	CZK 807,548	BNP Paribas	08/06/21	962
USD 32,089	HUF 9,282,257	BNP Paribas	08/06/21	782
USD 43,066	COP 160,078,860	Citibank N.A.	07/23/21	456
USD 90,444	CNY 581,089	Citibank N.A.	08/06/21	811
USD 187	ILS 607	Citibank N.A.	08/06/21	1
USD 12,770	PEN 47,308	Credit Suisse International	07/23/21	460
USD 12,770	PEN 47,308	Credit Suisse International	07/23/21	460
USD 70,248	BRL 373,929	Goldman Sachs International	07/23/21	(4,761)
USD 77,391	MYR 317,909	Goldman Sachs International	08/06/21	935
USD 843	PHP 40,551	HSBC Bank USA N.A.	08/06/21	14
USD 19,546	TRY 167,972	HSBC Bank USA N.A.	08/06/21	611
CLP 1,515,016	USD 2,120	JPMorgan Chase Bank N.A.	07/23/21	(58)
USD 23,758	RON 96,559	JPMorgan Chase Bank N.A.	08/06/21	548
USD 68,729	ZAR 950,629	Morgan Stanley Capital Services LLC	08/06/21	2,456
USD 77,451	PLN 288,089	Morgan Stanley Capital Services LLC	08/06/21	1,884
USD 71,606	RUB 5,209,214	Standard Chartered Bank	08/06/21	794
USD 76,075	THB 2,370,100	Standard Chartered Bank	08/06/21	2,134
USD 85,133	IDR 1,219,102,102	Standard Chartered Bank	08/06/21	1,772
				$9,983
At June 30, 2021, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	19	09/21/21	$2,517,500	$10,618
U.S. Treasury 2-Year Note	20	09/30/21	4,406,406	(6,319)
U.S. Treasury 5-Year Note	43	09/30/21	5,307,477	(14,153)
U.S. Treasury Long Bond	14	09/21/21	2,250,500	60,306
U.S. Treasury Ultra Long Bond	23	09/21/21	4,431,813	182,131
			$18,913,696	$232,583
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(64)	09/21/21	(9,421,000)	(139,493)
			$(9,421,000)	$(139,493)
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0.733 USD	4,498,000	$33,564	$36,368
					$33,564	$36,368
At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0.751 USD	2,570,000	$17,872	$(22,807)
					$17,872	$(22,807)
At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.720%	3-month USD-LIBOR	09/24/21	USD 1,111,000	$9,687	$(711)
							$9,687	$(711)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$36,368
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	15,080
Interest rate contracts	Variation margin receivable on futures contracts**	253,055
Total Asset Derivatives		$304,503
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,097
Interest rate contracts	Variation margin payable on futures contracts**	159,965
Interest rate contracts	Written Options, at fair value	711
Foreign exchange contracts	Written Options, at fair value	22,807
Total Liability Derivatives		$188,580

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(15,901)	$—	$—	$(30,012)	$—	$(45,913)
Equity contracts	—	—	963,033	—	—	963,033
Foreign exchange contracts	(58,904)	(38,278)	—	—	35,388	(61,794)
Interest rate contracts	—	—	(420,869)	(82,623)	61,058	(442,434)
Total	$(74,805)	$(38,278)	$542,164	$(112,635)	$96,446	$412,892
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Written options	Total
Credit contracts	$5,883	$—	$—	$—	$5,883
Equity contracts	—	—	(128,586)	—	(128,586)
Foreign exchange contracts	20,267	46,517	—	(17,294)	49,490
Interest rate contracts	—	—	119,189	8,976	128,165
Total	$26,150	$46,517	$(9,397)	$(8,318)	$54,952

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$36,368	$36,368
Forward foreign currency contracts	—	1,744	1,268	920	935	625	548	4,340	4,700	15,080
Total Assets	$—	$1,744	$1,268	$920	$935	$625	$548	$4,340	$41,068	$51,448
Liabilities:
Forward foreign currency contracts	$278	$—	$—	$—	$4,761	$—	$58	$—	$—	$5,097
Written options	711	—	—	—	—	—	—	—	22,807	23,518
Total Liabilities	$989	$—	$—	$—	$4,761	$—	$58	$—	$22,807	$28,615
Net OTC derivative instruments by counterparty, at fair value	$(989)	$1,744	$1,268	$920	$(3,826)	$625	$490	$4,340	$18,261	22,833
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(989)	$1,744	$1,268	$920	$(3,826)	$625	$490	$4,340	$18,261	$22,833

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $344,251,639.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,488,746
Gross Unrealized Depreciation	(3,400,990)
Net Unrealized Appreciation	$62,087,756
See Accompanying Notes to Financial Statements
75

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Australia: 3.1%
44,329	ASX Ltd.	$2,584,195	0.4
473,867	Aurizon Holdings Ltd.	1,319,887	0.2
49,439	Australia & New Zealand Banking Group Ltd.	1,043,556	0.2
111,940	BHP Group Ltd.	4,072,418	0.6
140,976	Brambles Ltd.	1,209,851	0.2
94,950	Goodman Group	1,502,651	0.2
623,266	Medibank Pvt Ltd.	1,477,656	0.2
46,883	Rio Tinto Ltd.	4,444,776	0.7
50,749	Wesfarmers Ltd.	2,249,862	0.4
		19,904,852	3.1

	Canada: 4.3%
64,679	BCE, Inc.	3,189,599	0.5
37,547	Canadian Imperial Bank of Commerce - XTSE	4,274,167	0.7
23,433	Canadian Natural Resources Ltd.	850,666	0.1
446	Constellation Software, Inc./Canada	675,480	0.1
32,065	National Bank Of Canada	2,399,702	0.4
54,646 (1)	Pembina Pipeline Corp.	1,736,452	0.3
61,588	Quebecor, Inc.	1,642,545	0.2
49,699	Royal Bank of Canada	5,035,251	0.8
170,892	TELUS Corp.	3,832,525	0.6
35,482	Waste Connections, Inc.	4,237,615	0.6
		27,874,002	4.3

	China: 0.5%
1,037,500	BOC Hong Kong Holdings Ltd.	3,516,411	0.5

	Denmark: 1.0%
334	AP Moller - Maersk A/S - Class B	961,556	0.2
35,412	Novozymes A/S	2,671,823	0.4
104,754	Tryg A/S	2,573,048	0.4
		6,206,427	1.0

	Finland: 1.1%
43,033	Kone Oyj	3,512,097	0.6
240,427	Nordea Bank Abp	2,677,375	0.4
20,814	Orion Oyj	894,884	0.1
		7,084,356	1.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: 2.2%
14,193	Air Liquide SA	$2,488,738	0.4
27,323	Cie de Saint-Gobain	1,803,200	0.3
2,755	Dassault Systemes SE	668,627	0.1
7,333 (1)	Iliad SA	1,074,417	0.2
14,613	Legrand S.A.	1,548,731	0.2
187,806	Orange SA	2,143,385	0.3
13,573	Schneider Electric SE	2,139,704	0.3
5,439	SEB SA	983,931	0.2
29,769 (1)	Vivendi SE	1,000,210	0.2
		13,850,943	2.2

	Germany: 2.6%
7,809	Deutsche Boerse AG	1,363,029	0.2
72,790	Deutsche Post AG	4,957,331	0.8
215,208	Deutsche Telekom AG	4,551,640	0.7
58,096	RWE AG	2,106,394	0.3
5,622	Siemens AG	892,652	0.1
21,099	Symrise AG	2,940,283	0.5
		16,811,329	2.6

	Hong Kong: 1.4%
191,000	CK Hutchison Holdings Ltd.	1,486,899	0.2
283,000	CLP Holdings Ltd.	2,796,846	0.5
43,700	Hong Kong Exchanges and Clearing Ltd.	2,601,451	0.4
303,500	Power Assets Holdings Ltd.	1,862,295	0.3
		8,747,491	1.4

	Ireland: 1.2%
20,292	CRH PLC	1,026,191	0.1
41,342	Medtronic PLC	5,131,783	0.8
31,974	Smurfit Kappa PLC	1,738,848	0.3
		7,896,822	1.2

	Israel: 0.3%
235,784 (2)	Bank Leumi Le-Israel BM	1,791,657	0.3

	Italy: 1.7%
5,977	DiaSorin SpA	1,130,939	0.2
81,178	ENI S.p.A.	989,683	0.2
112,340 (2)	FinecoBank Banca Fineco SpA	1,960,477	0.3
1,127,036	Intesa Sanpaolo SpA	3,117,757	0.5

See Accompanying Notes to Financial Statements
76

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
101,648 (3)	Poste Italiane SpA	$1,345,365	0.2
279,498	Terna SPA	2,084,404	0.3
		10,628,625	1.7

	Japan: 7.7%
49,000	Dai Nippon Printing Co., Ltd.	1,036,911	0.2
898,400	ENEOS Holdings, Inc.	3,765,017	0.6
12,100	Hoya Corp.	1,600,471	0.3
31,500	Idemitsu Kosan Co., Ltd.	761,062	0.1
73,800 (1)	Japan Tobacco, Inc.	1,394,696	0.2
25,700	Lawson, Inc.	1,190,335	0.2
31,200	Lixil Corp.	807,374	0.1
16,400 (1)	McDonald’s Holdings Co. Japan Ltd.	722,693	0.1
289,300	Mitsubishi UFJ Financial Group, Inc.	1,558,245	0.2
5,600	Nintendo Co., Ltd.	3,240,569	0.5
92,500	Nippon Telegraph & Telephone Corp.	2,418,430	0.4
16,500	Nissan Chemical Corp.	806,521	0.1
8,200	Nitto Denko Corp.	610,658	0.1
90,200	Osaka Gas Co., Ltd.	1,683,033	0.3
9,000	Rohm Co., Ltd.	828,250	0.1
38,200	Secom Co., Ltd.	2,911,626	0.5
122,000	Sekisui House Ltd.	2,505,242	0.4
3,200	SMC Corp.	1,893,103	0.3
334,000	SoftBank Corp.	4,367,047	0.7
18,500	Sohgo Security Services Co., Ltd.	842,874	0.1
122,200	Sumitomo Chemical Co., Ltd.	649,477	0.1
80,200	Sumitomo Mitsui Financial Group, Inc.	2,764,652	0.4
97,800	Sumitomo Mitsui Trust Holdings, Inc.	3,119,841	0.5
115,300	T&D Holdings, Inc.	1,496,235	0.2
60,900	Tokyo Gas Co., Ltd.	1,148,676	0.2
50,700	Trend Micro, Inc.	2,654,830	0.4
10,200	Tsuruha Holdings, Inc.	1,187,129	0.2
39,500	Welcia Holdings Co. Ltd.	1,291,595	0.2
		49,256,592	7.7

	Netherlands: 0.7%
3,910	ASM International NV	1,289,621	0.2
79,746	Koninklijke Ahold Delhaize NV	2,374,796	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
14,186	Koninklijke Philips NV	$704,109	0.1
		4,368,526	0.7

	New Zealand: 0.1%
228,547	Spark New Zealand Ltd.	767,160	0.1

	Norway: 0.1%
17,593	Yara International ASA	927,052	0.1

	Singapore: 0.3%
204,600	Singapore Exchange Ltd.	1,704,087	0.3

	Spain: 0.4%
108,504 (1)	Endesa S.A.	2,634,015	0.4

	Sweden: 0.3%
202,349	Swedish Match AB	1,725,658	0.3

	Switzerland: 1.4%
877	Geberit AG - Reg	658,777	0.1
37,647	Holcim Ltd.	2,262,890	0.4
2,060	Roche Holding AG	776,287	0.1
3,704	Sonova Holding AG - Reg	1,395,129	0.2
9,347	Zurich Insurance Group AG	3,754,367	0.6
		8,847,450	1.4

	United Kingdom: 4.4%
125,500	3i Group PLC	2,036,720	0.3
82,385	British American Tobacco PLC	3,198,641	0.5
322,636	Direct Line Insurance Group PLC	1,272,544	0.2
208,241	GlaxoSmithKline PLC	4,093,824	0.6
37,350	Hikma Pharmaceuticals PLC	1,263,993	0.2
105,486	Imperial Brands PLC	2,274,564	0.3
20,458	Janus Henderson Group PLC	793,975	0.1
8,424	London Stock Exchange Group PLC	930,939	0.1
29,814	Reckitt Benckiser Group PLC	2,634,070	0.4
244,140	Sage Group PLC/The	2,312,550	0.4
73,067	Segro PLC	1,106,107	0.2
87,838	Standard Chartered PLC	560,564	0.1
83,059	United Utilities Group PLC	1,121,063	0.2

See Accompanying Notes to Financial Statements
77

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
1,876,250	Vodafone Group PLC	$3,144,647	0.5
7,704	Willis Towers Watson PLC	1,772,074	0.3
		28,516,275	4.4

	United States: 63.5%
69,419	AbbVie, Inc.	7,819,356	1.2
35,190	Aflac, Inc.	1,888,295	0.3
25,554	Agilent Technologies, Inc.	3,777,137	0.6
4,328	Alexandria Real Estate Equities, Inc.	787,436	0.1
22,430	Allison Transmission Holdings, Inc.	891,368	0.1
7,885	Allstate Corp.	1,028,519	0.2
24,394	Ally Financial, Inc.	1,215,797	0.2
108,941	Altria Group, Inc.	5,194,307	0.8
44,956	Amdocs Ltd.	3,477,796	0.5
33,263	American Homes 4 Rent	1,292,268	0.2
5,947	American Tower Corp.	1,606,523	0.2
25,946	American Water Works Co., Inc.	3,999,057	0.6
5,759	Ameriprise Financial, Inc.	1,433,300	0.2
4,693	Ametek, Inc.	626,515	0.1
20,800	Amgen, Inc.	5,070,000	0.8
342,945	Antero Midstream Corp.	3,563,199	0.6
4,572	Anthem, Inc.	1,745,590	0.3
10,172	AO Smith Corp.	732,994	0.1
16,339	Aptargroup, Inc.	2,301,185	0.4
28,465	Avnet, Inc.	1,140,877	0.2
7,362	Bank of Hawaii Corp.	620,028	0.1
55,325	Bank OZK	2,332,502	0.4
15,163	Becton Dickinson & Co.	3,687,490	0.6
6,791	Blackrock, Inc.	5,941,921	0.9
52,584	Blackstone Group, Inc./The	5,108,010	0.8
40,025	Booz Allen Hamilton Holding Corp.	3,409,329	0.5
97,302	Bristol-Myers Squibb Co.	6,501,720	1.0
14,975	Brookfield Renewable Corp.	629,153	0.1
5,977	Carlisle Cos., Inc.	1,143,878	0.2
3,602	Chemed Corp.	1,709,149	0.3
13,263	Chevron Corp.	1,389,167	0.2
12,892	Church & Dwight Co., Inc.	1,098,656	0.2
4,092	Cigna Corp.	970,090	0.1
159,186	Cisco Systems, Inc.	8,436,858	1.3
31,314	Citigroup, Inc.	2,215,465	0.3
59,404	Colgate-Palmolive Co.	4,832,515	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
33,853	Commerce Bancshares, Inc.	$2,524,080	0.4
41,288	ConocoPhillips	2,514,439	0.4
27,673	Coresite Realty Corp.	3,724,786	0.6
61,985	Corporate Office Properties Trust SBI MD	1,734,960	0.3
3,167	Deere & Co.	1,117,033	0.2
14,791	Dollar General Corp.	3,200,624	0.5
18,585	DTE Energy Co.	2,408,616	0.4
18,473	Duke Energy Corp.	1,823,655	0.3
23,844	Duke Realty Corp.	1,129,013	0.2
26,600	Electronic Arts, Inc.	3,825,878	0.6
7,653	Emerson Electric Co.	736,525	0.1
31,995	Entergy Corp.	3,189,901	0.5
3,141	Equinix, Inc.	2,520,967	0.4
424,127	Equitrans Midstream Corp.	3,609,321	0.6
5,978	Everest Re Group Ltd.	1,506,516	0.2
61,214	Evergy, Inc.	3,699,162	0.6
17,312	Exelon Corp.	767,095	0.1
7,625	FedEx Corp.	2,274,766	0.4
32,725	First American Financial Corp.	2,040,404	0.3
20,608	First Industrial Realty Trust, Inc.	1,076,356	0.2
119,694	Flowers Foods, Inc.	2,896,595	0.5
14,550	FMC Corp.	1,574,310	0.2
42,568	Gaming and Leisure Properties, Inc.	1,972,175	0.3
14,861	Garmin Ltd.	2,149,495	0.3
61,214	General Mills, Inc.	3,729,769	0.6
13,861	Genpact Ltd.	629,705	0.1
93,079	Gentex Corp.	3,079,984	0.5
80,227	Gilead Sciences, Inc.	5,524,431	0.9
90,746	GrafTech International Ltd.	1,054,469	0.2
17,119	Hanover Insurance Group, Inc.	2,322,021	0.4
20,632	Hershey Co.	3,593,682	0.6
13,618	Honeywell International, Inc.	2,987,108	0.5
1,862	Humana, Inc.	824,345	0.1
61,673	International Paper Co.	3,781,172	0.6
8,189	Intuit, Inc.	4,014,002	0.6
62,252	Invitation Homes, Inc.	2,321,377	0.4
70,734	Johnson & Johnson	11,652,719	1.8
43,212	Johnson Controls International plc	2,965,640	0.5
40,192	JPMorgan Chase & Co.	6,251,464	1.0
21,766	Kimberly-Clark Corp.	2,911,855	0.5
142,602	Kinder Morgan, Inc.	2,599,634	0.4

See Accompanying Notes to Financial Statements
78

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
66,711	Knight-Swift Transportation Holdings, Inc.	$3,032,682	0.5
18,317	Kroger Co.	701,724	0.1
50,504	Lazard Ltd.	2,285,306	0.4
15,715	Leidos Holdings, Inc.	1,588,786	0.2
17,226	Life Storage, Inc.	1,849,211	0.3
6,418	LPL Financial Holdings, Inc.	866,302	0.1
5,537	MarketAxess Holdings, Inc.	2,566,898	0.4
43,277	Masco Corp.	2,549,448	0.4
6,068	McDonald’s Corp.	1,401,647	0.2
18,174	McKesson Corp.	3,475,596	0.5
100,981	Merck & Co., Inc.	7,853,292	1.2
14,241	Microsoft Corp.	3,857,887	0.6
32,023	Mondelez International, Inc.	1,999,516	0.3
11,336	MSC Industrial Direct Co.	1,017,179	0.2
7,026	MSCI, Inc. - Class A	3,745,420	0.6
26,547	Nasdaq, Inc.	4,666,963	0.7
25,831	National Fuel Gas Co.	1,349,670	0.2
28,069	National Storage Affiliates Trust	1,419,169	0.2
3,561	NewMarket Corp.	1,146,571	0.2
99,818	NiSource, Inc.	2,445,541	0.4
90,882	Old Republic International Corp.	2,263,871	0.4
56,583	Omega Healthcare Investors, Inc.	2,053,397	0.3
25,013	Packaging Corp. of America	3,387,260	0.5
37,572	PepsiCo, Inc.	5,567,043	0.9
212,004	Pfizer, Inc.	8,302,077	1.3
58,058	Philip Morris International, Inc.	5,754,128	0.9
33,254	Phillips 66	2,853,858	0.4
12,966	Pinnacle West Capital Corp.	1,062,823	0.2
50,449	Procter & Gamble Co.	6,807,084	1.1
42,351	Progressive Corp.	4,159,292	0.6
17,019	Prosperity Bancshares, Inc.	1,221,964	0.2
38,629	Public Service Enterprise Group, Inc.	2,307,696	0.4
21,115	Qualcomm, Inc.	3,017,967	0.5
4,857	Regal Beloit Corp.	648,458	0.1
45,752	Regions Financial Corp.	923,275	0.1
37,898	Republic Services, Inc.	4,169,159	0.6
5,537	Rockwell Automation, Inc.	1,583,693	0.2
8,567	Roper Technologies, Inc.	4,028,203	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
30,674	Royal Gold, Inc.	$3,499,903	0.5
14,835	Ryder System, Inc.	1,102,686	0.2
9,652	S&P Global, Inc.	3,961,663	0.6
59,592	Service Corp. International	3,193,535	0.5
38,128	Silgan Holdings, Inc.	1,582,312	0.2
13,610	Stifel Financial Corp.	882,745	0.1
12,716	Sun Communities, Inc.	2,179,522	0.3
115,074	Switch, Inc.	2,429,212	0.4
34,144	Synchrony Financial	1,656,667	0.3
11,439	SYNNEX Corp.	1,392,813	0.2
25,314	T. Rowe Price Group, Inc.	5,011,413	0.8
27,594	Target Corp.	6,670,574	1.0
34,862	Texas Instruments, Inc.	6,703,963	1.0
6,921	Thermo Fisher Scientific, Inc.	3,491,437	0.5
41,624	Tradeweb Markets, Inc.	3,519,725	0.5
15,256	UMB Financial Corp.	1,419,723	0.2
120,758	Umpqua Holdings Corp.	2,227,985	0.3
7,531	United Parcel Service, Inc. - Class B	1,566,222	0.2
3,536	UnitedHealth Group, Inc.	1,415,956	0.2
41,443	US Bancorp	2,361,008	0.4
152,219	Verizon Communications, Inc.	8,528,831	1.3
36,374	Washington Federal, Inc.	1,155,966	0.2
32,776	Waste Management, Inc.	4,592,245	0.7
47,973	Wells Fargo & Co.	2,172,697	0.3
42,488	Werner Enterprises, Inc.	1,891,566	0.3
16,774	Weyerhaeuser Co.	577,361	0.1
171,674	Williams Cos., Inc.	4,557,945	0.7
27,850	World Fuel Services Corp.	883,681	0.1
19,023	Zoetis, Inc.	3,545,126	0.6
		407,982,037	63.5
	Total Common Stock (Cost $541,420,201)	631,041,767	98.3
EXCHANGE-TRADED FUNDS: 1.3%
34,911	iShares Russell 1000 Value ETF	5,537,583	0.9
51,034	iShares MSCI EAFE Value Index ETF	2,641,520	0.4
	Total Exchange-Traded Funds (Cost $8,425,489)	8,179,103	1.3
	Total Long-Term Investments (Cost $549,845,690)	639,220,870	99.6

See Accompanying Notes to Financial Statements
79

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 1.4%
2,080,500	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,080,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,122,110, due 07/25/21-05/20/71)	$2,080,500	0.3
1,379,476	(4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,379,478, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,407,066, due 11/30/21-07/01/51)	1,379,476	0.2
1,317,905	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,317,907, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,344,265, due 05/01/24-04/20/71)	1,317,905	0.2
2,080,500	(4)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,080,505, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,122,116, due 02/28/27)	2,080,500	0.3
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,080,536	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,080,539, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,122,147, due 08/01/21-04/15/62)	$2,080,536	0.4
		Total Repurchase Agreements (Cost $8,938,917)	8,938,917	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
907,000	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $907,000)	907,000	0.1
		Total Short-Term Investments (Cost $9,845,917)	9,845,917	1.5
		Total Investments in Securities (Cost $559,691,607)	$649,066,787	101.1
		Liabilities in Excess of Other Assets	(6,971,137)	(1.1)
		Net Assets	$642,095,650	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements
80

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	22.3%
Health Care	14.7
Industrials	12.1
Consumer Staples	9.7
Information Technology	6.8
Communication Services	6.8
Materials	6.5
Utilities	6.1
Energy	4.7
Real Estate	4.5
Consumer Discretionary	4.1
Exchange-Traded Funds	1.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$19,904,852	$—	$19,904,852
Canada	27,874,002	—	—	27,874,002
China	—	3,516,411	—	3,516,411
Denmark	—	6,206,427	—	6,206,427
Finland	—	7,084,356	—	7,084,356
France	—	13,850,943	—	13,850,943
Germany	—	16,811,329	—	16,811,329
Hong Kong	—	8,747,491	—	8,747,491
Ireland	5,131,783	2,765,039	—	7,896,822
Israel	—	1,791,657	—	1,791,657
Italy	—	10,628,625	—	10,628,625
Japan	—	49,256,592	—	49,256,592
Netherlands	—	4,368,526	—	4,368,526
New Zealand	—	767,160	—	767,160
Norway	—	927,052	—	927,052
Singapore	—	1,704,087	—	1,704,087
Spain	—	2,634,015	—	2,634,015
Sweden	—	1,725,658	—	1,725,658
Switzerland	—	8,847,450	—	8,847,450
United Kingdom	2,566,049	25,950,226	—	28,516,275
United States	407,982,037	—	—	407,982,037
Total Common Stock	443,553,871	187,487,896	—	631,041,767
See Accompanying Notes to Financial Statements
81

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Exchange-Traded Funds	8,179,103	—	—	8,179,103
Short-Term Investments	907,000	8,938,917	—	9,845,917
Total Investments, at fair value	$452,639,974	$196,426,813	$—	$649,066,787

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $560,347,529.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$97,064,576
Gross Unrealized Depreciation	(8,165,246)
Net Unrealized Appreciation	$88,899,330
See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 60.6%
128,000,000	Deutsche Bank Repurchase Agreement dated 6/30/2021, 0.03%, due 7/1/2021, $128,000,107 to be received upon repurchase (Collateralized by $128,583,500, Various U.S. Govt. Agency Obligations, 0.00-1.625%, Market Value plus accrued interest $130,560,693 due 8/31/21-5/31/23),	$128,000,000	25.5
176,306,000	Deutsche Bank Repurchase Agreement dated 6/30/2021, 0.03%, due 7/1/2021, $176,306,147 to be received upon repurchase (Collateralized by $179,857,200, US Treasury Bill, 0.00%, Market Value plus accrued interest $179,832,135 due 9/9/2021-11/4/2021),	176,306,000	35.1
	Total U.S. Treasury Repurchase Agreement
	(Cost $304,306,000)	304,306,000	60.6
U.S. TREASURY DEBT: 23.3%
116,500,000 (1)	United States Treasury Bill, 0.060%, 12/30/2021	116,467,455	23.3
	Total U.S. Treasury Debt
	(Cost $116,467,455)	116,467,455	23.3
U.S. GOVERNMENT AGENCY DEBT: 24.2%
33,500,000	Federal Farm Credit Banks Funding Corp., 0.180%, (US0001M + 0.100%), 08/05/2021	33,505,051	6.7
6,500,000	Federal Home Loan Bank Discount Notes, 0.020%, 09/21/2021	6,499,778	1.3
6,500,000	Federal Home Loan Bank Discount Notes, 0.050%, 09/15/2021	6,499,314	1.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
6,005,000	Federal Home Loan Banks, 0.070%, (US0003M + (0.080)%), 08/24/2021	$6,005,499	1.2
34,000,000	Federal Farm Credit Banks Funding Corp., 0.081%, (US0001M + 0.000%), 08/09/2021	34,002,445	6.8
35,000,000	Federal Home Loan Banks, 0.085%, (SOFRRATE + 0.035%), 12/10/2021	35,000,000	6.9
	Total U.S. Government Agency Debt
	(Cost $121,512,087)	121,512,087	24.2
	Total Investments in Securities (Cost $542,285,542)	$542,285,542	108.1
	Liabilities in Excess of Other Assets	(40,486,350)	(8.1)
	Net Assets	$501,799,192	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

Reference Rate Abbreviations:
SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
U.S. Treasury Repurchase Agreement	60.6%
U.S. Government Agency Debt	24.2
U.S. Treasury Debt	23.3
Liabilities in Excess of Other Assets	(8.1)
Net Assets	100.0%
Portfolio holdings are subject to change daily.
3-month LIBOR
At June 30, 2021, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$121,512,087	$—	$121,512,087
U.S. Treasury Debt	—	116,467,455	—	116,467,455
U.S. Treasury Repurchase Agreement	—	304,306,000	—	304,306,000
Total Investments, at fair value	$—	$542,285,542	$—	$542,285,542

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30,2021:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$304,306,000	$(304,306,000)	$—
Totals	$304,306,000	$(304,306,000)	$—

(1)
Collateral with a fair value of $310,392,828 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Communication Services: 15.8%
594,397	Activision Blizzard, Inc.	$56,729,250	1.6
71,039 (1)	Alphabet, Inc. - Class A	173,462,320	4.9
1,899,072	AT&T, Inc.	54,655,292	1.6
366,332 (1)	Facebook, Inc. Class A	127,377,300	3.6
1,148,533	Fox Corp. - Class A	42,645,030	1.2
995,866	Interpublic Group of Cos., Inc.	32,355,686	0.9
408,412 (1)	Walt Disney Co.	71,786,577	2.0
		559,011,455	15.8

	Consumer Discretionary: 7.8%
435,127 (1)	Caesars Entertainment, Inc.	45,144,426	1.3
366,506 (1)	Expedia Group, Inc.	60,000,697	1.7
1,609,096	Gap, Inc.	54,146,081	1.5
460,272	Nike, Inc. - Class B	71,107,421	2.0
546,647 (1)	Royal Caribbean Cruises Ltd.	46,618,056	1.3
		277,016,681	7.8

	Consumer Staples: 7.5%
1,354,361	Coca-Cola Co.	73,284,474	2.1
200,258	Constellation Brands, Inc.	46,838,344	1.3
861,758	Philip Morris International, Inc.	85,408,835	2.4
434,385	Walmart, Inc.	61,256,973	1.7
		266,788,626	7.5

	Energy: 3.4%
350,461	Chevron Corp.	36,707,285	1.0
676,846	ConocoPhillips	41,219,921	1.2
220,456	Diamondback Energy, Inc.	20,698,614	0.6
292,871	Valero Energy Corp.	22,867,368	0.6
		121,493,188	3.4

	Financials: 12.2%
923,986 (2)	Apollo Global Management, Inc.	57,471,929	1.6
311,294	Assurant, Inc.	48,617,897	1.4
1,680,205	Bank of America Corp.	69,274,852	1.9
981,171	Bank of New York Mellon Corp.	50,265,391	1.4
307,269	Chubb Ltd.	48,837,335	1.4
849,502	Citigroup, Inc.	60,102,267	1.7
894,114	Synchrony Financial	43,382,411	1.2
977,823	US Bancorp	55,706,576	1.6
		433,658,658	12.2

	Health Care: 13.8%
542,116	Alcon, Inc.	38,089,070	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
15,540 (1)	Biogen, Inc.	$5,381,036	0.1
613,965	Bristol-Myers Squibb Co.	41,025,141	1.2
363,568	Eli Lilly & Co.	83,446,127	2.3
421,126	Johnson & Johnson	69,376,297	2.0
126,500	McKesson Corp.	24,191,860	0.7
570,391	Medtronic PLC	70,802,635	2.0
77,118	Thermo Fisher Scientific, Inc.	38,903,718	1.1
169,094	UnitedHealth Group, Inc.	67,712,001	1.9
310,946	Zimmer Biomet Holdings, Inc.	50,006,336	1.4
		488,934,221	13.8

	Industrials: 7.5%
763,071 (1)	Howmet Aerospace, Inc.	26,303,057	0.7
257,618	L3Harris Technologies, Inc.	55,684,131	1.6
830,975	nVent Electric PLC	25,959,659	0.7
156,083	Old Dominion Freight Line	39,613,865	1.1
812,315	Raytheon Technologies Corp.	69,298,593	2.0
157,591 (1)	United Rentals, Inc.	50,273,105	1.4
		267,132,410	7.5

	Information Technology: 23.9%
271,407	CDW Corp.	47,401,232	1.3
576,583	Dolby Laboratories, Inc.	56,672,343	1.6
802,776 (1)	Fiserv, Inc.	85,808,727	2.4
213,467	Intuit, Inc.	104,635,119	3.0
488,877	Microchip Technology, Inc.	73,204,442	2.1
1,085,539	Microsoft Corp.	294,072,515	8.3
480,208	Motorola Solutions, Inc.	104,133,105	2.9
389,033	NXP Semiconductor NV - NXPI - US	80,031,869	2.3
		845,959,352	23.9

	Materials: 3.3%
94,478	Air Products & Chemicals, Inc.	27,179,431	0.8
562,651 (1)	Alcoa Corp.	20,728,063	0.6
660,585	CF Industries Holdings, Inc.	33,987,098	0.9
298,659	Eastman Chemical Co.	34,868,438	1.0
		116,763,030	3.3

	Real Estate: 2.3%
254,035	ProLogis, Inc.	30,364,804	0.9
244,196 (1)	Ryman Hospitality Properties	19,281,716	0.5

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
663,349	UDR, Inc.	$32,490,834	0.9
		82,137,354	2.3
	Utilities: 2.3%
335,213	Ameren Corp.	26,830,449	0.7
199,360	Entergy Corp.	19,876,192	0.6
802,136	Exelon Corp.	35,542,646	1.0
		82,249,287	2.3
	Total Common Stock (Cost $2,676,587,070)	$3,541,144,262	99.8

OTHER (3): —%
	Utilities: —%
10,000,000 (4)(5)	Southern Energy (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,676,587,070)	3,541,144,262	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.7%
1,301,446 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,301,449, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,327,475, due 01/01/25-04/01/51)	1,301,446	0.0
6,249,900 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $6,249,909, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $6,374,898, due 07/25/21-05/20/71)	6,249,900	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,673,995 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,674,004, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $3,747,484, due 07/01/21- 11/15/50)	$3,673,995	0.1
2,130,413 (6)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,130,418, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,173,021, due 08/01/21-06/01/51)	2,130,413	0.1
2,706,687 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $2,706,691, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,760,825, due 05/01/24-04/20/71)	2,706,687	0.1
2,688,109 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,688,113, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,741,871, due 08/01/21-04/15/62)	2,688,109	0.1

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,341,932 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $4,341,945, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,429,244, due 07/15/23-02/15/48)	$4,341,932	0.1
1,753,965 (6)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,753,970, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,789,044, due 12/01/21-05/20/71)	1,753,965	0.0
	Total Repurchase Agreements (Cost $24,846,447)	24,846,447	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
12,039,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	12,039,000	0.4
718,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	718,000	0.0
570,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	570,000	0.0
	Total Mutual Funds (Cost $13,327,000)	13,327,000	0.4
Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Short-Term Investments (Cost $38,173,447)	$38,173,447	1.1
Total Investments in Securities (Cost $2,714,760,517)	$3,579,317,709	100.9
Liabilities in Excess of Other Assets	(32,754,046)	(0.9)
Net Assets	$3,546,563,663	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversification as of June 30, 2021 (as a percentage of net assets)
Information Technology	23.9%
Communication Services	15.8%
Health Care	13.8%
Financials	12.2%
Consumer Discretionary	7.8%
Industrials	7.5%
Consumer Staples	7.5%
Energy	3.4%
Materials	3.3%
Utilities	2.3%
Real Estate	2.3%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
(7)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$3,541,144,262	$—	$—	$3,541,144,262
Other	—	—	—	—
Short-Term Investments	13,327,000	24,846,447	—	38,173,447
Total Investments, at fair value	$3,554,471,262	$24,846,447	$—	$3,579,317,709

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,740,576,105.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$874,170,514
Gross Unrealized Depreciation	(35,428,910)
Net Unrealized Appreciation	$838,741,604
See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.1%
	Basic Materials: 0.5%
445,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$450,490	0.0
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,348,403	0.1
476,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	583,284	0.0
1,338,000	Dow Chemical Co/The, 2.100%, 11/15/2030	1,322,800	0.0
2,148,000	Dow Chemical Co/The, 4.250%, 10/01/2034	2,489,845	0.1
500,000	Dow Chemical Co/The, 4.625%, 10/01/2044	615,289	0.0
1,659,000 (1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	1,633,336	0.1
2,445,000	Mosaic Co/The, 5.450%, 11/15/2033	3,069,912	0.1
702,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	755,286	0.0
561,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	644,242	0.0
747,000	Newmont Corp., 2.250%, 10/01/2030	745,631	0.0
345,000	Nutrien Ltd., 2.950%, 05/13/2030	364,364	0.0
1,333,000	PPG Industries, Inc., 1.200%, 03/15/2026	1,330,718	0.1
1,147,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	1,145,787	0.0
250,000	Teck Resources Ltd., 6.125%, 10/01/2035	322,419	0.0
		16,821,806	0.5
	Communications: 2.6%
6,026,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,559,571	0.2
725,000	Amazon.com, Inc., 2.100%, 05/12/2031	737,667	0.0
2,340,000	Amazon.com, Inc., 2.875%, 05/12/2041	2,417,254	0.1
813,000	Amazon.com, Inc., 3.100%, 05/12/2051	855,117	0.0
1,664,000	Amazon.com, Inc., 3.250%, 05/12/2061	1,756,581	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
889,000	AT&T, Inc., 1.650%, 02/01/2028	$882,955	0.0
2,080,000	AT&T, Inc., 1.700%, 03/25/2026	2,102,351	0.1
2,329,000	AT&T, Inc., 2.250%, 02/01/2032	2,288,364	0.1
801,000 (1)	AT&T, Inc., 2.550%, 12/01/2033	794,364	0.0
1,520,000	AT&T, Inc., 3.100%, 02/01/2043	1,492,392	0.1
4,606,000 (1)	AT&T, Inc., 3.550%, 09/15/2055	4,628,150	0.1
2,948,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	2,994,045	0.1
616,000	AT&T, Inc., 4.300%, 02/15/2030	712,551	0.0
820,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	806,820	0.0
829,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	846,523	0.0
750,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	776,566	0.0
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,833,891	0.1
1,250,000	Comcast Corp., 2.650%, 02/01/2030	1,316,994	0.1
2,279,000	Comcast Corp., 3.999%, 11/01/2049	2,688,668	0.1
3,655,000	Comcast Corp., 4.000%, 03/01/2048	4,293,425	0.1
1,225,000	Comcast Corp., 4.600%, 10/15/2038	1,520,897	0.1

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
765,000	Corning, Inc., 5.450%, 11/15/2079	$1,073,427	0.0
860,000 (1)	Deutsche Telekom AG, 3.625%, 01/21/2050	910,434	0.0
3,500,000	Discovery Communications LLC, 5.200%, 09/20/2047	4,357,226	0.1
1,000,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,008,815	0.0
738,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	740,169	0.0
651,000 (1)	NBN Co. Ltd., 2.625%, 05/05/2031	667,685	0.0
2,630,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,722,029	0.1
3,754,000	Time Warner Cable LLC, 5.875%, 11/15/2040	4,870,044	0.2
527,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	536,452	0.0
735,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	734,706	0.0
1,995,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	2,033,603	0.1
818,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	905,841	0.0
462,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	518,018	0.0
3,317,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	3,898,885	0.1
806,000	VeriSign, Inc., 2.700%, 06/15/2031	819,847	0.0
899,000	Verizon Communications, Inc., 2.650%, 11/20/2040	866,744	0.0
1,413,000	Verizon Communications, Inc., 2.875%, 11/20/2050	1,345,633	0.1
542,000	Verizon Communications, Inc., 2.987%, 10/30/2056	510,373	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
779,000	Verizon Communications, Inc., 3.400%, 03/22/2041	$825,068	0.0
3,375,000	Verizon Communications, Inc., 3.700%, 03/22/2061	3,620,476	0.1
2,000,000	Verizon Communications, Inc., 3.850%, 11/01/2042	2,275,011	0.1
240,000	Verizon Communications, Inc., 4.000%, 03/22/2050	276,332	0.0
208,000	Verizon Communications, Inc., 4.500%, 08/10/2033	248,857	0.0
2,750,000	Verizon Communications, Inc., 4.812%, 03/15/2039	3,488,493	0.1
1,950,000	Verizon Communications, Inc., 4.862%, 08/21/2046	2,527,209	0.1
1,510,000	ViacomCBS, Inc., 5.500%, 05/15/2033	1,919,288	0.1
500,000	Vodafone Group PLC, 4.375%, 02/19/2043	584,923	0.0
880,000	Vodafone Group PLC, 5.125%, 06/19/2059	1,152,805	0.0
539,000	Walt Disney Co/The, 2.000%, 09/01/2029	545,343	0.0
		89,288,882	2.6
	Consumer, Cyclical: 1.1%
747,507 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	829,016	0.0
41,974	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	43,532	0.0

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,251,607	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	$2,302,390	0.1
334,880	American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	338,992	0.0
727,903	American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	722,081	0.0
48,583	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	49,533	0.0
528,080 (1)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	570,345	0.0
23,766	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	25,171	0.0
1,875,000 (1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,942,423	0.1
648,574	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	659,043	0.0
515,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	553,673	0.0
793,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	882,265	0.0
1,400,000	General Motors Co., 5.400%, 04/01/2048	1,786,490	0.1
935,000	General Motors Co., 6.125%, 10/01/2025	1,107,507	0.0
1,000,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,076,425	0.0
1,893,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	2,130,068	0.1
1,004,000	General Motors Financial Co., Inc., 5.200%, 03/20/2023	1,081,370	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
873,000 (1)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	$934,637	0.0
1,652,000	Hasbro, Inc., 3.000%, 11/19/2024	1,758,745	0.1
1,607,000 (1)	Hyundai Capital America, 2.000%, 06/15/2028	1,595,959	0.1
1,155,000	Lowe’s Cos, Inc., 1.700%, 10/15/2030	1,108,195	0.1
550,000	McDonald’s Corp., 3.500%, 07/01/2027	610,064	0.0
222,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	244,699	0.0
2,225,000 (1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	2,514,321	0.1
2,250,000	Toyota Motor Credit Corp., 2.150%, 02/13/2030	2,310,606	0.1
956,663	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,017,595	0.0
135,576	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	143,654	0.0
583,173	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	616,081	0.0
1,832,836	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	1,936,376	0.1
3,828,791	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,919,860	0.1
62,809	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	69,823	0.0

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
824,705	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	$863,195	0.0
		35,744,134	1.1
	Consumer, Non-cyclical: 4.6%
114,000	Abbott Laboratories, 4.900%, 11/30/2046	156,328	0.0
5,000,000	AbbVie, Inc., 2.300%, 11/21/2022	5,133,159	0.2
2,554,000	AbbVie, Inc., 2.600%, 11/21/2024	2,694,110	0.1
1,970,000	AbbVie, Inc., 2.900%, 11/06/2022	2,035,957	0.1
1,441,000	AbbVie, Inc., 2.950%, 11/21/2026	1,550,017	0.1
732,000	AbbVie, Inc., 4.050%, 11/21/2039	851,352	0.0
2,250,000	AbbVie, Inc., 4.300%, 05/14/2036	2,676,464	0.1
1,964,000	AbbVie, Inc., 4.400%, 11/06/2042	2,387,974	0.1
1,037,000	AbbVie, Inc., 4.500%, 05/14/2035	1,250,678	0.0
522,000	AbbVie, Inc., 4.550%, 03/15/2035	634,566	0.0
1,700,000	AbbVie, Inc., 4.625%, 10/01/2042	2,105,362	0.1
2,403,000	Aetna, Inc., 4.500%, 05/15/2042	2,884,642	0.1
848,000	Altria Group, Inc., 2.450%, 02/04/2032	821,029	0.0
1,691,000	Altria Group, Inc., 3.700%, 02/04/2051	1,606,818	0.1
301,000	Altria Group, Inc., 4.800%, 02/14/2029	349,188	0.0
730,000	Altria Group, Inc., 5.800%, 02/14/2039	903,065	0.0
2,000,000	Altria Group, Inc., 5.950%, 02/14/2049	2,563,706	0.1
798,000	Amgen, Inc., 3.375%, 02/21/2050	844,136	0.0
2,462,000	Anheuser-Busch Cos LLC / Anheuser- Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	3,024,327	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
4,049,000	Anheuser-Busch Cos LLC / Anheuser- Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	$5,134,000	0.2
1,909,000	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,136,472	0.1
1,260,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,665,207	0.1
1,416,000	Anthem, Inc., 2.875%, 09/15/2029	1,504,443	0.0
1,000,000	Anthem, Inc., 3.500%, 08/15/2024	1,077,580	0.0
1,800,000	Anthem, Inc., 5.100%, 01/15/2044	2,378,158	0.1
869,000	Astrazeneca Finance LLC, 1.200%, 05/28/2026	867,065	0.0
862,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	862,563	0.0
965,000	Astrazeneca Finance LLC, 2.250%, 05/28/2031	980,970	0.0
924,000	AstraZeneca PLC, 1.375%, 08/06/2030	875,122	0.0
3,079,000	BAT Capital Corp., 2.259%, 03/25/2028	3,059,206	0.1
866,000	BAT Capital Corp., 2.726%, 03/25/2031	855,864	0.0
140,000	BAT Capital Corp., 3.215%, 09/06/2026	148,667	0.0
866,000	BAT Capital Corp., 3.734%, 09/25/2040	847,861	0.0
750,000	BAT Capital Corp., 4.390%, 08/15/2037	809,891	0.0
500,000	Becton Dickinson and Co., 3.363%, 06/06/2024	535,877	0.0
863,000 (2)	Bristol-Myers Squibb Co., 1.450%, 11/13/2030	834,019	0.0

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
863,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	$827,310	0.0
1,757,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,124,901	0.1
1,125,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	1,138,190	0.0
2,000,000 (1)	Cargill, Inc., 3.875%, 05/23/2049	2,362,107	0.1
2,195,000	Cigna Corp., 3.250%, 04/15/2025	2,367,464	0.1
2,161,000	Cigna Corp., 3.750%, 07/15/2023	2,302,036	0.1
3,000,000	Cigna Corp., 4.800%, 08/15/2038	3,740,586	0.1
485,000	Cigna Corp., 4.800%, 07/15/2046	617,533	0.0
935,000	Cigna Corp., 4.900%, 12/15/2048	1,206,399	0.0
1,666,000	Coca-Cola Co/The, 2.000%, 03/05/2031	1,683,943	0.1
1,443,000	Coca-Cola Co/The, 2.875%, 05/05/2041	1,501,917	0.0
798,000	CVS Health Corp., 2.700%, 08/21/2040	774,968	0.0
1,075,000	CVS Health Corp., 3.875%, 07/20/2025	1,187,328	0.0
1,886,000	CVS Health Corp., 4.125%, 04/01/2040	2,193,181	0.1
3,000,000	CVS Health Corp., 4.780%, 03/25/2038	3,696,243	0.1
3,500,000	CVS Health Corp., 5.050%, 03/25/2048	4,554,512	0.1
57,682	CVS Pass-Through Trust, 6.943%, 01/10/2030	70,192	0.0
650,000	Dentsply Sirona, Inc., 3.250%, 06/01/2030	695,968	0.0
345,000	Diageo Capital PLC, 2.125%, 04/29/2032	346,791	0.0
1,400,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	1,507,998	0.1
1,237,000 (1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	1,238,162	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
743,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	$743,395	0.0
557,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	604,095	0.0
566,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	693,656	0.0
1,676,000	Global Payments, Inc., 1.200%, 03/01/2026	1,661,340	0.1
1,000,000	Global Payments, Inc., 2.650%, 02/15/2025	1,054,477	0.0
3,000,000	Global Payments, Inc., 3.200%, 08/15/2029	3,215,443	0.1
1,166,000	HCA, Inc., 4.125%, 06/15/2029	1,313,956	0.0
1,604,000	HCA, Inc., 4.500%, 02/15/2027	1,814,498	0.1
407,000	HCA, Inc., 5.125%, 06/15/2039	509,769	0.0
772,000	HCA, Inc., 5.250%, 04/15/2025	883,931	0.0
500,000	HCA, Inc., 5.250%, 06/15/2049	638,567	0.0
1,932,000	Hormel Foods Corp., 3.050%, 06/03/2051	2,007,076	0.1
1,815,000	Humana, Inc., 3.125%, 08/15/2029	1,956,239	0.1
650,000	Illumina, Inc., 2.550%, 03/23/2031	660,464	0.0
2,113,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,168,468	0.1
796,000	Johnson & Johnson, 0.950%, 09/01/2027	781,875	0.0
969,000	Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	1,037,506	0.0
2,500,000 (1)	Mars, Inc., 4.125%, 04/01/2054	3,127,143	0.1
1,505,000	McKesson Corp., 0.900%, 12/03/2025	1,483,858	0.0
1,436,000	Medtronic, Inc., 4.375%, 03/15/2035	1,788,798	0.1
1,627,000	Mylan, Inc., 5.200%, 04/15/2048	2,012,390	0.1

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,891,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	$3,121,703	0.1
2,449,000	PerkinElmer, Inc., 3.300%, 09/15/2029	2,654,460	0.1
1,500,000	Philip Morris International, Inc., 3.875%, 08/21/2042	1,662,783	0.1
2,449,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	2,323,636	0.1
1,250,000	Reynolds American, Inc., 5.850%, 08/15/2045	1,532,963	0.1
624,000	Reynolds American, Inc., 6.150%, 09/15/2043	782,710	0.0
537,000 (1)	Royalty Pharma PLC, 1.200%, 09/02/2025	532,581	0.0
796,000 (1)	Royalty Pharma PLC, 1.750%, 09/02/2027	784,007	0.0
1,673,000 (1)	Royalty Pharma PLC, 3.300%, 09/02/2040	1,687,812	0.1
687,000 (1)	Royalty Pharma PLC, 3.550%, 09/02/2050	685,026	0.0
650,000	Smith & Nephew PLC, 2.032%, 10/14/2030	636,589	0.0
581,000	STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	592,367	0.0
914,000	STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	972,398	0.0
200,000	Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	202,572	0.0
600,000	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	617,370	0.0
430,000	Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	476,987	0.0
830,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	835,161	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
862,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	$867,783	0.0
648,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	648,437	0.0
1,783,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	1,827,281	0.1
730,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	765,368	0.0
1,783,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	1,905,706	0.1
1,111,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,243,391	0.0
1,500,000 (1)	Viatris, Inc., 3.850%, 06/22/2040	1,597,416	0.1
981,000 (1)	Viatris, Inc., 4.000%, 06/22/2050	1,039,237	0.0
1,065,000 (1)	Viterra Finance BV, 2.000%, 04/21/2026	1,067,368	0.0
		156,403,628	4.6
	Energy: 2.7%
450,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	439,627	0.0
357,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	331,355	0.0
4,000,000	BP Capital Markets America, Inc., 3.224%, 04/14/2024	4,266,694	0.1
750,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	755,762	0.0
923,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	1,015,761	0.0
408,000	Burlington Resources LLC, 5.950%, 10/15/2036	564,611	0.0
205,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	287,315	0.0

See Accompanying Notes to Financial Statements
94

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,665,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	$1,820,307	0.1
117,000	Chevron USA, Inc., 3.250%, 10/15/2029	129,705	0.0
4,243,000	Cimarex Energy Co., 3.900%, 05/15/2027	4,681,945	0.2
1,334,000 (1)(2)	ConocoPhillips, 2.400%, 02/15/2031	1,366,671	0.1
647,000 (1)	ConocoPhillips, 3.750%, 10/01/2027	727,787	0.0
1,652,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	1,745,996	0.1
831,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	862,108	0.0
1,160,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	1,244,327	0.0
3,000,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,214,272	0.1
665,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	750,741	0.0
979,000 (2)(3)	Enbridge, Inc., 5.750%, 07/15/2080	1,094,033	0.0
1,067,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,145,785	0.0
582,000	Energy Transfer L.P., 4.250%, 04/01/2024	627,921	0.0
275,000	Energy Transfer L.P., 4.900%, 03/15/2035	318,887	0.0
1,625,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,879,597	0.1
2,000,000	Energy Transfer L.P., 5.300%, 04/15/2047	2,343,694	0.1
845,000	Energy Transfer L.P., 5.350%, 05/15/2045	982,803	0.0
490,000	Energy Transfer L.P., 5.800%, 06/15/2038	610,947	0.0
1,385,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,511,581	0.1
589,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	658,162	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
283,000	Enterprise Products Operating LLC, 4.200%, 01/31/2050	$326,975	0.0
2,400,000 (3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,356,715	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	900,183	0.0
1,394,000	Exxon Mobil Corp., 2.726%, 03/01/2023	1,443,825	0.1
755,000	Exxon Mobil Corp., 4.227%, 03/19/2040	902,437	0.0
1,732,000 (1)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	1,756,808	0.1
79,000	Halliburton Co., 3.500%, 08/01/2023	83,324	0.0
66,000	Halliburton Co., 3.800%, 11/15/2025	73,004	0.0
2,676,000	Hess Corp., 5.600%, 02/15/2041	3,345,008	0.1
1,000,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,100,074	0.0
920,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,157,105	0.0
786,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	1,019,219	0.0
647,000 (1)	Lundin Energy Finance BV, 2.000%, 07/15/2026	648,796	0.0
751,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	847,577	0.0
1,336,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	1,585,761	0.1
1,000,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	1,203,937	0.0
373,000	MPLX L.P., 4.700%, 04/15/2048	434,463	0.0
479,000	MPLX L.P., 5.200%, 03/01/2047	591,101	0.0
928,000	MPLX L.P., 5.200%, 12/01/2047	1,136,128	0.0
570,000	MPLX L.P., 5.500%, 02/15/2049	739,438	0.0

See Accompanying Notes to Financial Statements
95

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
679,000 (1)	Northern Natural Gas Co., 3.400%, 10/16/2051	$698,712	0.0
718,000	ONEOK Partners L.P., 6.125%, 02/01/2041	926,859	0.0
908,000	ONEOK Partners L.P., 6.200%, 09/15/2043	1,198,798	0.0
770,000	ONEOK, Inc., 2.200%, 09/15/2025	792,424	0.0
510,000	Phillips 66, 0.900%, 02/15/2024	510,702	0.0
1,380,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	1,454,595	0.1
1,180,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	1,325,419	0.1
1,779,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,991,634	0.1
500,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	544,601	0.0
900,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,016,986	0.0
906,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	1,047,308	0.0
1,866,000 (1)	Santos Finance Ltd., 3.649%, 04/29/2031	1,912,241	0.1
500,000 (1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	538,462	0.0
1,500,000 (1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,524,197	0.1
4,500,000	Shell International Finance BV, 3.250%, 05/11/2025	4,886,262	0.2
1,320,000	Shell International Finance BV, 4.125%, 05/11/2035	1,572,529	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
616,000	Shell International Finance BV, 4.000%, 05/10/2046	$722,528	0.0
500,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	510,100	0.0
351,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	356,581	0.0
2,000,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	2,092,128	0.1
257,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	278,494	0.0
392,000	Valero Energy Corp., 2.850%, 04/15/2025	415,929	0.0
3,804,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	4,214,571	0.1
1,017,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	1,291,686	0.1
1,128,000	Williams Partners L.P., 3.600%, 03/15/2022	1,147,043	0.0
1,836,000	Williams Partners L.P., 3.750%, 06/15/2027	2,041,119	0.1
		92,042,180	2.7
	Financial: 9.5%
1,862,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	1,815,982	0.1
826,000	American Homes 4 Rent L.P., 2.375%, 07/08/2031	816,410	0.0
258,000	American Homes 4 Rent L.P., 2.375%, 07/08/2051	252,742	0.0
215,000	American International Group, Inc., 3.875%, 01/15/2035	243,984	0.0
1,248,000	American International Group, Inc., 3.900%, 04/01/2026	1,393,303	0.0

See Accompanying Notes to Financial Statements
96

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
245,000	American International Group, Inc., 4.375%, 01/15/2055	$298,074	0.0
1,106,000	American International Group, Inc., 4.500%, 07/16/2044	1,344,349	0.0
773,000	American International Group, Inc., 4.800%, 07/10/2045	969,471	0.0
875,000 (1)	ANZ New Zealand Int’l Ltd./London, 1.250%, 06/22/2026	871,635	0.0
1,461,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	1,532,759	0.1
1,847,000	Assurant, Inc., 2.650%, 01/15/2032	1,845,966	0.1
1,334,000	Assurant, Inc., 3.700%, 02/22/2030	1,447,087	0.1
519,000 (1)	Athene Global Funding, 2.950%, 11/12/2026	553,326	0.0
452,000 (1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	473,733	0.0
808,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	867,061	0.0
863,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	976,253	0.0
599,000 (1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	597,028	0.0
1,804,000 (1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,786,047	0.1
391,000 (1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	402,836	0.0
800,000	Banco Santander SA, 1.849%, 03/25/2026	808,945	0.0
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	1,054,262	0.0
800,000	Banco Santander SA, 2.958%, 03/25/2031	824,877	0.0
2,000,000	Banco Santander SA, 3.125%, 02/23/2023	2,083,830	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,375,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	$3,374,381	0.1
1,955,000 (3)	Bank of America Corp., 1.197%, 10/24/2026	1,938,495	0.1
2,576,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	2,597,209	0.1
384,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	373,663	0.0
1,396,000 (3)	Bank of America Corp., 1.922%, 10/24/2031	1,361,879	0.0
225,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	232,084	0.0
1,852,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	1,868,792	0.1
220,000 (3)	Bank of America Corp., 2.496%, 02/13/2031	224,857	0.0
1,980,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	1,924,531	0.1
1,508,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	1,552,437	0.1
1,000,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	1,077,953	0.0
1,000,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	1,101,950	0.0
1,645,000	Bank of America Corp., 3.950%, 04/21/2025	1,806,599	0.1
435,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	490,880	0.0
1,355,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	1,584,250	0.1
323,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	386,744	0.0
3,641,000	Bank of America Corp., 4.183%, 11/25/2027	4,081,437	0.1

See Accompanying Notes to Financial Statements
97

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
4,336,000	Bank of America Corp., 4.250%, 10/22/2026	$4,899,181	0.2
1,000,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	1,149,702	0.0
1,545,000	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,611,552	0.1
1,773,000 (1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	1,769,082	0.1
1,535,000 (1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,604,583	0.1
932,000 (3)	Barclays PLC, 3.564%, 09/23/2035	972,160	0.0
2,438,000 (3)	Barclays PLC, 3.932%, 05/07/2025	2,633,254	0.1
1,325,000 (3)	Barclays PLC, 4.610%, 02/15/2023	1,359,067	0.0
926,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	905,510	0.0
608,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	608,166	0.0
1,255,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	1,562,087	0.1
1,843,000 (1)(3)	BNP Paribas SA, 1.323%, 01/13/2027	1,822,016	0.1
455,000 (1)(3)	BNP Paribas SA, 2.588%, 08/12/2035	444,957	0.0
4,115,000 (1)(3)	BNP Paribas SA, 2.819%, 11/19/2025	4,331,032	0.1
1,294,000 (1)(3)	BNP Paribas SA, 2.871%, 04/19/2032	1,329,817	0.0
1,327,000 (1)(3)	BPCE SA, 2.277%, 01/20/2032	1,303,461	0.0
3,960,000 (1)	BPCE SA, 2.700%, 10/01/2029	4,140,812	0.1
955,000 (1)	BPCE SA, 5.700%, 10/22/2023	1,057,807	0.0
359,000	Camden Property Trust, 2.800%, 05/15/2030	381,050	0.0
910,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	950,973	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
424,000	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	$450,801	0.0
850,000	Capital One Financial Corp., 3.650%, 05/11/2027	944,559	0.0
1,379,000	CBRE Services, Inc., 2.500%, 04/01/2031	1,397,976	0.1
665,000	Charles Schwab Corp./The, 2.000%, 03/20/2028	682,735	0.0
1,358,000 (3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	1,504,392	0.1
1,035,000	CI Financial Corp., 4.100%, 06/15/2051	1,083,751	0.0
806,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	803,482	0.0
1,118,000 (3)	Citigroup, Inc., 1.678%, 05/15/2024	1,141,899	0.0
1,486,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	1,513,725	0.1
5,000,000 (3)	Citigroup, Inc., 2.876%, 07/24/2023	5,129,346	0.2
4,000,000	Citigroup, Inc., 5.500%, 09/13/2025	4,661,772	0.1
2,000,000 (1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,080,420	0.1
525,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	553,963	0.0
280,000	Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	301,896	0.0
1,013,000 (1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	1,013,760	0.0
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	822,846	0.0
1,358,000 (1)(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	1,341,843	0.0
752,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	787,446	0.0

See Accompanying Notes to Financial Statements
98

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
5,500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	$6,145,700	0.2
1,235,000 (1)(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,259,792	0.0
6,000,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	6,642,300	0.2
3,000,000 (1)(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,098,920	0.1
750,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	780,635	0.0
589,000	Crown Castle International Corp., 1.050%, 07/15/2026	575,804	0.0
1,870,000 (1)(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,873,626	0.1
600,000 (1)	Danske Bank A/S, 5.000%, 01/12/2022	613,970	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	827,736	0.0
1,770,000 (3)	Discover Bank, 4.682%, 08/09/2028	1,881,448	0.1
609,000 (1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	600,381	0.0
500,000	ERP Operating L.P., 2.500%, 02/15/2030	518,178	0.0
1,925,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,989,907	0.1
525,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	630,127	0.0
1,668,000 (3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,664,015	0.1
1,608,000 (3)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	1,605,466	0.1
2,500,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,796,659	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	$1,340,727	0.0
449,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	654,831	0.0
1,265,000 (1)	Guardian Life Global Funding, 1.250%, 11/19/2027	1,235,110	0.0
733,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	1,002,886	0.0
1,355,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,358,631	0.0
985,000 (3)	HSBC Holdings PLC, 2.013%, 09/22/2028	988,960	0.0
1,331,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,397,663	0.0
1,497,000 (3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,676,916	0.1
3,307,000 (3)	HSBC Holdings PLC, 4.041%, 03/13/2028	3,669,776	0.1
1,250,000	HSBC Holdings PLC, 4.300%, 03/08/2026	1,410,943	0.1
1,673,000 (3)	HSBC Holdings PLC, 4.700%, 12/31/2199	1,739,920	0.1
365,000	HSBC Holdings PLC, 4.950%, 03/31/2030	440,936	0.0
3,439,000	ING Groep NV, 3.550%, 04/09/2024	3,706,448	0.1
1,059,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	1,011,301	0.0
396,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	391,605	0.0
2,030,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,033,291	0.1
1,184,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,165,177	0.0
1,621,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	1,575,550	0.1
2,071,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	2,089,291	0.1

See Accompanying Notes to Financial Statements
99

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
381,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	$390,408	0.0
615,000 (3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	633,375	0.0
949,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	906,506	0.0
3,267,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	3,355,285	0.1
283,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	292,512	0.0
2,326,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	2,423,871	0.1
1,273,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	1,361,221	0.0
3,320,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	3,620,659	0.1
947,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,113,456	0.0
945,000 (3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	1,120,144	0.0
891,000	Kite Realty Group L.P., 4.000%, 10/01/2026	962,171	0.0
834,000 (1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	931,752	0.0
1,125,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,173,746	0.0
2,177,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,245,280	0.1
1,404,000 (1)	LSEGA Financing PLC, 2.500%, 04/06/2031	1,440,236	0.1
1,445,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	1,517,148	0.1
1,917,000	Main Street Capital Corp., 3.000%, 07/14/2026	1,971,617	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
684,000 (2)	Main Street Capital Corp., 5.200%, 05/01/2024	$744,779	0.0
750,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	780,843	0.0
350,000	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	372,955	0.0
5,870,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,086,891	0.2
315,000 (1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	344,595	0.0
1,919,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	1,933,417	0.1
2,074,000 (3)	Morgan Stanley, 1.794%, 02/13/2032	1,994,610	0.1
1,074,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	1,115,642	0.0
1,093,000 (3)	Morgan Stanley, 2.802%, 01/25/2052	1,073,892	0.0
1,035,000 (3)	Morgan Stanley, 3.622%, 04/01/2031	1,156,395	0.0
538,000	Morgan Stanley, 3.875%, 01/27/2026	601,711	0.0
1,080,000	Morgan Stanley, 3.950%, 04/23/2027	1,207,501	0.0
4,000,000	Morgan Stanley, 4.000%, 07/23/2025	4,452,440	0.1
1,000,000	Morgan Stanley, 5.500%, 07/28/2021	1,003,852	0.0
1,341,000 (1)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,303,307	0.0
1,575,000 (1)(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,708,277	0.1
1,004,000 (1)(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,128,007	0.0
890,000 (3)	Natwest Group PLC, 3.032%, 11/28/2035	892,537	0.0
336,000 (3)	Natwest Group PLC, 3.073%, 05/22/2028	354,808	0.0
3,858,000	Natwest Group PLC, 3.875%, 09/12/2023	4,122,449	0.1

See Accompanying Notes to Financial Statements
100

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
398,000 (3)	Natwest Group PLC, 4.269%, 03/22/2025	$431,937	0.0
1,766,000 (3)	Natwest Group PLC, 4.519%, 06/25/2024	1,896,834	0.1
1,576,000 (1)	New York Life Global Funding, 2.875%, 04/10/2024	1,673,953	0.1
2,661,000 (1)(2)(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,933,952	0.1
1,611,000 (1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	1,614,112	0.1
174,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	191,865	0.0
1,079,000	Old Republic International Corp., 3.850%, 06/11/2051	1,150,991	0.0
5,000,000	ORIX Corp., 3.250%, 12/04/2024	5,392,922	0.2
1,990,000	Owl Rock Capital Corp., 4.250%, 01/15/2026	2,152,252	0.1
1,986,000 (1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	2,185,828	0.1
1,665,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	1,669,218	0.1
584,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	594,102	0.0
1,130,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,218,920	0.0
1,714,000 (2)	Public Storage, 0.875%, 02/15/2026	1,700,789	0.1
691,000	Regency Centers L.P., 3.700%, 06/15/2030	765,645	0.0
797,000	Retail Properties of America, Inc., 4.750%, 09/15/2030	884,848	0.0
760,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	831,469	0.0
600,000	Simon Property Group L.P., 1.750%, 02/01/2028	597,251	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,360,000 (1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	$1,346,958	0.0
2,131,000 (1)(3)	Societe Generale SA, 1.792%, 06/09/2027	2,128,321	0.1
1,070,000 (1)(2)(3)	Standard Chartered PLC, 1.456%, 01/14/2027	1,061,485	0.0
1,801,000 (1)(3)	Standard Chartered PLC, 3.265%, 02/18/2036	1,808,457	0.1
1,740,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	1,699,859	0.1
1,000,000	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	1,006,778	0.0
1,430,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,501,036	0.1
1,234,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,227,505	0.0
1,137,000 (1)(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	1,133,944	0.0
692,000	Travelers Cos, Inc./The, 3.050%, 06/08/2051	733,064	0.0
1,501,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	1,500,081	0.1
1,727,000 (3)	Truist Financial Corp., 1.887%, 06/07/2029	1,733,914	0.1
700,000 (3)	Truist Financial Corp., 5.100%, 12/31/2199	788,375	0.0
3,500,000	UBS AG/Stamford CT, 7.625%, 08/17/2022	3,766,096	0.1
2,470,000	UBS AG, 5.125%, 05/15/2024	2,728,362	0.1
791,000 (1)(3)	UBS Group AG, 1.008%, 07/30/2024	797,026	0.0
750,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	745,311	0.0
1,913,000 (1)(3)	UBS Group AG, 2.095%, 02/11/2032	1,875,802	0.1

See Accompanying Notes to Financial Statements
101

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,112,000	Unum Group, 4.125%, 06/15/2051	$1,126,702	0.0
300,000 (1)	USAA Capital Corp., 2.125%, 05/01/2030	303,753	0.0
163,000	Ventas Realty L.P., 5.700%, 09/30/2043	216,452	0.0
2,118,000	VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	2,152,566	0.1
2,100,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,198,166	0.1
752,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	772,788	0.0
4,000,000	Wells Fargo & Co., 3.750%, 01/24/2024	4,303,236	0.1
3,000,000	Wells Fargo & Co., 4.125%, 08/15/2023	3,227,414	0.1
739,000	Wells Fargo & Co., 4.750%, 12/07/2046	937,093	0.0
465,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	638,278	0.0
2,195,000 (3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	2,202,408	0.1
6,600,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	6,649,939	0.2
1,610,000	Westpac Banking Corp., 2.150%, 06/03/2031	1,628,796	0.1
1,035,000	Westpac Banking Corp., 2.350%, 02/19/2025	1,089,158	0.0
1,553,000	Westpac Banking Corp., 2.963%, 11/16/2040	1,529,623	0.1
1,079,000	WP Carey, Inc., 2.400%, 02/01/2031	1,075,480	0.0
2,244,000	XLIT Ltd., 4.450%, 03/31/2025	2,520,094	0.1
1,668,000	XLIT Ltd., 5.500%, 03/31/2045	2,269,672	0.1
		320,834,783	9.5
	Industrial: 1.2%
527,000	Avnet, Inc., 3.000%, 05/15/2031	525,817	0.0
1,201,000 (1)	Berry Global, Inc., 0.950%, 02/15/2024	1,203,546	0.0
1,472,000 (1)	Berry Global, Inc., 1.650%, 01/15/2027	1,461,093	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,213,000	Boeing Co/The, 3.250%, 02/01/2028	$1,287,310	0.0
611,000	Boeing Co/The, 3.625%, 02/01/2031	657,801	0.0
220,000	Boeing Co/The, 3.850%, 11/01/2048	226,522	0.0
768,000	Boeing Co/The, 4.875%, 05/01/2025	860,918	0.0
531,000	Boeing Co/The, 5.805%, 05/01/2050	716,235	0.0
1,290,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,517,687	0.1
1,081,000	Carrier Global Corp., 2.722%, 02/15/2030	1,121,679	0.0
1,750,000	CSX Corp., 4.650%, 03/01/2068	2,295,681	0.1
646,000	FedEx Corp., 3.900%, 02/01/2035	742,718	0.0
874,000	FedEx Corp., 4.250%, 05/15/2030	1,018,498	0.0
1,250,000	FedEx Corp., 4.400%, 01/15/2047	1,497,618	0.1
1,450,000	General Dynamics Corp., 3.500%, 04/01/2027	1,610,334	0.1
602,000 (1)	GXO Logistics, Inc., 1.650%, 07/15/2026	599,718	0.0
602,000 (1)	GXO Logistics, Inc., 2.650%, 07/15/2031	597,918	0.0
2,171,000	Norfolk Southern Corp., 3.650%, 08/01/2025	2,383,992	0.1
503,000	Norfolk Southern Corp., 4.100%, 05/15/2121	553,226	0.0
278,000	Northrop Grumman Corp., 2.930%, 01/15/2025	296,524	0.0
1,295,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,283,613	0.0
1,661,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,673,537	0.1
2,365,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,516,698	0.1

See Accompanying Notes to Financial Statements
102

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
118,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	$125,308	0.0
274,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	332,506	0.0
2,066,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	2,575,876	0.1
272,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	360,081	0.0
257,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	367,149	0.0
500,000	Republic Services, Inc., 1.750%, 02/15/2032	476,194	0.0
4,161,000 (2)	Teledyne Technologies, Inc., 1.600%, 04/01/2026	4,174,000	0.1
2,250,000 (1)	TTX Co., 3.600%, 01/15/2025	2,459,083	0.1
1,326,000	Union Pacific Corp., 3.550%, 05/20/2061	1,430,347	0.1
300,000	Waste Management, Inc., 1.500%, 03/15/2031	284,175	0.0
		39,233,402	1.2
	Technology: 1.7%
246,000	Analog Devices, Inc., 3.500%, 12/05/2026	273,251	0.0
1,691,000 (2)	Apple, Inc., 1.650%, 02/08/2031	1,666,328	0.1
1,695,000	Apple, Inc., 2.650%, 02/08/2051	1,660,509	0.1
2,647,000	Apple, Inc., 2.800%, 02/08/2061	2,585,683	0.1
2,765,000	Apple, Inc., 3.750%, 09/12/2047	3,273,267	0.1
1,165,000	Apple, Inc., 3.750%, 11/13/2047	1,366,935	0.1
2,000,000	Apple, Inc., 3.850%, 05/04/2043	2,381,383	0.1
844,000	Citrix Systems, Inc., 1.250%, 03/01/2026	834,061	0.0
1,000,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,201,069	0.0
1,170,000	Fiserv, Inc., 2.750%, 07/01/2024	1,234,741	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
3,203,000	Fiserv, Inc., 3.500%, 07/01/2029	$3,527,563	0.1
1,196,000 (1)	HP, Inc., 1.450%, 06/17/2026	1,188,542	0.0
1,840,000	HP, Inc., 4.050%, 09/15/2022	1,920,956	0.1
760,000	Intel Corp., 3.100%, 02/15/2060	778,896	0.0
3,201,000	Intel Corp., 3.250%, 11/15/2049	3,414,107	0.1
890,000	Intel Corp., 4.950%, 03/25/2060	1,259,734	0.0
4,132,000	International Business Machines Corp., 3.300%, 05/15/2026	4,548,234	0.1
1,716,000	International Business Machines Corp., 3.500%, 05/15/2029	1,921,968	0.1
900,000	Microchip Technology, Inc., 2.670%, 09/01/2023	937,862	0.0
4,000,000	Microsoft Corp., 2.921%, 03/17/2052	4,252,607	0.1
450,000	NetApp, Inc., 1.875%, 06/22/2025	462,999	0.0
2,289,000	NVIDIA Corp., 1.550%, 06/15/2028	2,281,915	0.1
2,248,000	NVIDIA Corp., 2.000%, 06/15/2031	2,253,363	0.1
255,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	278,721	0.0
998,000	Oracle Corp., 3.650%, 03/25/2041	1,059,897	0.0
209,000	Oracle Corp., 3.850%, 07/15/2036	230,239	0.0
828,000	Oracle Corp., 3.950%, 03/25/2051	904,840	0.0
2,500,000	Oracle Corp., 4.000%, 11/15/2047	2,731,790	0.1
1,539,000	salesforce.com, Inc., 1.950%, 07/15/2031	1,542,698	0.1
1,173,000	salesforce.com, Inc., 2.700%, 07/15/2041	1,182,305	0.0
802,000	salesforce.com, Inc., 2.900%, 07/15/2051	813,837	0.0
1,313,000	salesforce.com, Inc., 3.050%, 07/15/2061	1,338,034	0.1

See Accompanying Notes to Financial Statements
103

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,000,000 (1)	TSMC Global Ltd., 0.750%, 09/28/2025	$979,056	0.0
1,060,000 (1)	TSMC Global Ltd., 1.000%, 09/28/2027	1,021,211	0.0
		57,308,601	1.7
	Utilities: 3.2%
1,198,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,312,459	0.0
1,068,000 (1)	AES Corp./The, 1.375%, 01/15/2026	1,058,031	0.0
1,576,000 (1)	AES Corp./The, 3.950%, 07/15/2030	1,728,305	0.1
2,500,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,213,853	0.1
3,219,000 (1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,296,466	0.1
947,000	Appalachian Power Co., 2.700%, 04/01/2031	980,048	0.0
200,000	Appalachian Power Co., 3.700%, 05/01/2050	221,239	0.0
323,000	Avangrid, Inc., 3.200%, 04/15/2025	347,155	0.0
1,120,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	1,132,123	0.0
1,470,000	Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,544,715	0.1
1,413,000 (2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	1,359,142	0.1
705,000	Black Hills Corp., 2.500%, 06/15/2030	718,835	0.0
1,045,000	Black Hills Corp., 3.050%, 10/15/2029	1,114,692	0.0
1,800,000	Black Hills Corp., 4.250%, 11/30/2023	1,935,221	0.1
487,000	Black Hills Corp., 4.350%, 05/01/2033	567,886	0.0
750,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	843,633	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,216,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	$1,238,557	0.0
600,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	670,125	0.0
631,000	Commonwealth Edison Co., 3.750%, 08/15/2047	732,377	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	567,238	0.0
491,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	623,450	0.0
2,155,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	2,295,075	0.1
499,000	DTE Electric Co., 1.900%, 04/01/2028	507,064	0.0
499,000	DTE Electric Co., 3.250%, 04/01/2051	542,157	0.0
1,069,000	DTE Energy Co., 1.050%, 06/01/2025	1,069,215	0.0
498,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	517,509	0.0
1,000,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	1,050,614	0.0
1,940,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,190,743	0.1
945,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,116,963	0.0
1,055,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	1,123,575	0.0
1,485,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,575,374	0.1
533,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	604,587	0.0
1,510,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,824,370	0.1

See Accompanying Notes to Financial Statements
104

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
868,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	$854,503	0.0
1,241,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	1,179,698	0.0
1,626,000	Entergy Corp., 0.900%, 09/15/2025	1,605,770	0.1
1,333,000	Entergy Corp., 2.400%, 06/15/2031	1,331,972	0.0
747,000	Entergy Corp., 2.800%, 06/15/2030	778,882	0.0
816,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	896,072	0.0
1,944,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	2,063,511	0.1
1,233,000	Eversource Energy, 3.450%, 01/15/2050	1,302,087	0.0
270,000	Exelon Corp., 4.050%, 04/15/2030	307,835	0.0
410,000	Exelon Corp., 4.700%, 04/15/2050	519,067	0.0
2,558,000	FirstEnergy Corp., 3.350%, 07/15/2022	2,600,986	0.1
2,203,000	FirstEnergy Corp., 4.750%, 03/15/2023	2,326,202	0.1
1,505,000	Georgia Power Co., 2.200%, 09/15/2024	1,567,244	0.1
1,310,000	Georgia Power Co., 5.750%, 04/15/2023	1,419,422	0.1
656,000	Idaho Power Co., 4.200%, 03/01/2048	800,221	0.0
1,799,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	1,889,197	0.1
3,640,000	Interstate Power and Light Co., 3.250%, 12/01/2024	3,918,731	0.1
517,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	525,987	0.0
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,103,757	0.1
411,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	435,887	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,745,000	Mississippi Power Co., 4.250%, 03/15/2042	$3,249,794	0.1
266,000	Mississippi Power Co., 4.750%, 10/15/2041	309,280	0.0
830,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	916,132	0.0
231,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	253,374	0.0
1,830,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,890,462	0.1
1,507,000 (3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,578,211	0.1
863,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	873,655	0.0
462,000	NiSource, Inc., 3.600%, 05/01/2030	512,177	0.0
764,000	NiSource, Inc., 5.950%, 06/15/2041	1,074,410	0.0
842,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	892,653	0.0
2,495,000	ONE Gas, Inc., 1.100%, 03/11/2024	2,496,812	0.1
436,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	416,588	0.0
629,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	606,121	0.0
583,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	578,774	0.0
465,000	PECO Energy Co., 4.150%, 10/01/2044	566,081	0.0
349,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	360,684	0.0
1,315,000 (3)	Sempra Energy, 4.875%, 12/31/2199	1,430,062	0.1

See Accompanying Notes to Financial Statements
105

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,643,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	$2,811,813	0.1
1,724,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,827,605	0.1
280,000	Southern California Edison Co., 2.400%, 02/01/2022	282,405	0.0
1,750,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,065,314	0.1
1,775,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,452,828	0.1
2,295,000 (3)	Southern Co/The, 3.750%, 09/15/2051	2,312,557	0.1
1,280,000 (3)	Southern Co/The, 4.000%, 01/15/2051	1,356,800	0.1
1,499,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	1,518,470	0.1
580,000	Tampa Electric Co., 4.350%, 05/15/2044	705,614	0.0
998,000	Union Electric Co., 3.900%, 09/15/2042	1,155,587	0.0
790,000	Washington Gas Light Co., 3.650%, 09/15/2049	889,089	0.0
1,683,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,645,631	0.1
861,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	864,473	0.0
		106,943,283	3.2
	Total Corporate Bonds/Notes
	(Cost $864,295,325)	914,620,699	27.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.7%
2,466,034 (1)(3)	Agate Bay Mortgage Trust 2015-6 B2, 3.626%, 09/25/2045	2,532,508	0.1
3,690,807	Alternative Loan Trust 2005-10CB 1A1, 0.592%, (US0001M + 0.500%), 05/25/2035	3,016,938	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,122,008	Alternative Loan Trust 2005-51 3A2A, 1.406%, (12MTA + 1.290%), 11/20/2035	$2,942,255	0.1
1,286,558	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,181,222	0.0
1,613,252	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,564,879	0.1
329,338 (4)	Alternative Loan Trust 2005-J3 2A2, 4.909%, (-1.000*US0001M + 5.000%), 05/25/2035	43,357	0.0
1,213,077	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	820,646	0.0
2,307,523	Alternative Loan Trust 2006-HY11 A1, 0.332%, (US0001M + 0.120%), 06/25/2036	2,239,808	0.1
1,742,538	Alternative Loan Trust 2007-23CB A3, 0.592%, (US0001M + 0.500%), 09/25/2037	755,549	0.0
105,144	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	101,105	0.0
604,150 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 2.725%, 01/25/2036	597,968	0.0
293,492 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.624%, 05/25/2035	300,823	0.0
1,018,891 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.115%, 11/25/2036	780,908	0.0
1,042,765 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.089%, 11/25/2036	701,137	0.0
5,592 (3)	Bear Stearns ARM Trust 2005-12 13A1, 3.259%, 02/25/2036	5,368	0.0
2,269,268	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.282%, (US0001M + 0.190%), 01/25/2037	2,117,582	0.1

See Accompanying Notes to Financial Statements
106

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
106,841 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.227%, 01/26/2036	$90,513	0.0
1,898,538 (1)	Bellemeade Re 2020-4 M2A Ltd., 2.692%, (US0001M + 2.600%), 06/25/2030	1,900,492	0.1
271,118 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.877%, 12/25/2035	262,226	0.0
1,651,627 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.800%, 11/25/2034	1,671,718	0.1
26,290 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.665%, 02/20/2035	26,650	0.0
15,994	CHL Mortgage Pass-Through Trust 2005-2 2A3, 0.772%, (US0001M + 0.680%), 03/25/2035	15,006	0.0
1,471,107 (1)(3)	CIM Trust 2020-J1 B3, 3.470%, 07/25/2050	1,501,817	0.1
72,232	Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	74,571	0.0
584,209	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	585,202	0.0
982,193 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.234%, 09/25/2037	972,278	0.0
1,021,638 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,074,814	0.0
30,649 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.996%, 08/25/2035	31,762	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,523,330	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	$1,511,935	0.1
250,311	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	253,472	0.0
1,745,227 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.092%, (US0001M + 2.000%), 01/25/2040	1,754,713	0.1
853,483	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.592%, (US0001M + 0.500%), 11/25/2035	471,457	0.0
3,394,258	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.812%, (US0001M + 0.720%), 11/25/2035	3,355,782	0.1
143,961 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.506%, 07/19/2044	142,025	0.0
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.742%, (US0001M + 3.650%), 02/25/2040	827,496	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,162,427	0.0
12,933,639	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	15,045,397	0.5
1,244,671	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,320,970	0.0
21,166,651 (4)	Fannie Mae 2016-82 SD, 5.959%, (-1.000*US0001M + 6.050%), 11/25/2046	4,404,077	0.1

See Accompanying Notes to Financial Statements
107

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,370,633	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	$2,468,435	0.1
6,123,522	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.342%, (US0001M + 4.250%), 04/25/2029	6,371,971	0.2
1,723,274	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.092%, (US0001M + 4.000%), 05/25/2025	1,761,020	0.1
50,550	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.092%, (US0001M + 4.000%), 05/25/2025	51,200	0.0
3,876,689	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.642%, (US0001M + 5.550%), 04/25/2028	4,109,066	0.1
218,340	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.442%, (US0001M + 4.350%), 05/25/2029	229,094	0.0
3,287,645	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.642%, (US0001M + 3.550%), 07/25/2029	3,416,398	0.1
4,900,043	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	5,082,110	0.2
4,996,449	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.942%, (US0001M + 2.850%), 11/25/2029	5,125,509	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,456,101	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.742%, (US0001M + 2.650%), 02/25/2030	$4,531,889	0.1
5,235,204	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.592%, (US0001M + 2.500%), 05/25/2030	5,304,344	0.2
2,931,090	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800%), 02/25/2030	3,000,109	0.1
2,325,917	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.242%, (US0001M + 2.150%), 10/25/2030	2,356,727	0.1
4,418,007	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.442%, (US0001M + 2.350%), 01/25/2031	4,475,880	0.1
3,162,237	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.092%, (US0001M + 2.000%), 03/25/2031	3,189,627	0.1
2,447,413	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.192%, (US0001M + 2.100%), 03/25/2031	2,478,391	0.1
886,836 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.542%, (US0001M + 2.450%), 07/25/2031	892,408	0.0

See Accompanying Notes to Financial Statements
108

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,411,308 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.142%, (US0001M + 2.050%), 01/25/2040	$1,418,603	0.1
500,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.742%, (US0001M + 3.650%), 02/25/2040	518,954	0.0
1,567,421	Fannie Mae Connecticut Avenue Securities, 5.792%, (US0001M + 5.700%), 04/25/2028	1,662,910	0.1
352,602 (4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	50,421	0.0
321,003 (4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	44,101	0.0
4,443	Fannie Mae REMIC Trust 1994-77 FB, 1.592%, (US0001M + 1.500%), 04/25/2024	4,498	0.0
246,802	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	276,424	0.0
18,704	Fannie Mae REMIC Trust 2002-21 FC, 0.992%, (US0001M + 0.900%), 04/25/2032	18,935	0.0
618,917 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	129,514	0.0
43,712	Fannie Mae REMIC Trust 2004-11 A, 0.212%, (US0001M + 0.120%), 03/25/2034	43,564	0.0
336,350	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	389,786	0.0
197,925	Fannie Mae REMIC Trust 2005-74 DK, 23.634%, (-4.000*US0001M + 24.000%), 07/25/2035	302,099	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,499,269 (4)	Fannie Mae REMIC Trust 2005-92 SC, 6.589%, (-1.000*US0001M + 6.680%), 10/25/2035	$726,224	0.0
219,793	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	257,149	0.0
693,621	Fannie Mae REMIC Trust 2006-104 ES, 32.993%, (-5.000*US0001M + 33.450%), 11/25/2036	1,348,874	0.0
3,986,448 (4)	Fannie Mae REMIC Trust 2006-12 SD, 6.659%, (-1.000*US0001M + 6.750%), 10/25/2035	694,129	0.0
2,088,569 (4)	Fannie Mae REMIC Trust 2006-123 UI, 6.649%, (-1.000*US0001M + 6.740%), 01/25/2037	466,718	0.0
419,876 (4)	Fannie Mae REMIC Trust 2006-72 HS, 6.609%, (-1.000*US0001M + 6.700%), 08/25/2026	49,337	0.0
169,323	Fannie Mae REMIC Trust 2007-73 A1, 0.152%, (US0001M + 0.060%), 07/25/2037	166,405	0.0
338,048	Fannie Mae REMIC Trust 2008-20 SP, 15.271%, (-2.500*US0001M + 15.500%), 03/25/2038	463,406	0.0
1,639,446	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,836,856	0.1
5,863,540 (4)	Fannie Mae REMIC Trust 2010-102 SB, 6.509%, (-1.000*US0001M + 6.600%), 09/25/2040	1,419,841	0.1

See Accompanying Notes to Financial Statements
109

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,846,127 (4)	Fannie Mae REMIC Trust 2010-116 SE, 6.509%, (-1.000*US0001M + 6.600%), 10/25/2040	$383,622	0.0
5,083,390 (4)	Fannie Mae REMIC Trust 2010-123 SL, 5.979%, (-1.000*US0001M + 6.070%), 11/25/2040	891,867	0.0
2,775,420 (4)	Fannie Mae REMIC Trust 2010-55 AS, 6.329%, (-1.000*US0001M + 6.420%), 06/25/2040	575,574	0.0
6,392,340	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	7,284,706	0.2
799,638	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	890,116	0.0
2,637,323 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	291,125	0.0
470,145 (4)	Fannie Mae REMIC Trust 2012-10 US, 6.359%, (-1.000*US0001M + 6.450%), 02/25/2042	93,120	0.0
533,640	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	543,053	0.0
6,887,933 (4)	Fannie Mae REMIC Trust 2012-113 SG, 6.009%, (-1.000*US0001M + 6.100%), 10/25/2042	1,407,407	0.0
4,788,855 (4)	Fannie Mae REMIC Trust 2012-122 SB, 6.059%, (-1.000*US0001M + 6.150%), 11/25/2042	1,025,754	0.0
2,200,942 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	173,617	0.0
1,338,239	Fannie Mae REMIC Trust 2012-131 BS, 5.289%, (-1.200*US0001M + 5.400%), 12/25/2042	1,346,277	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,796,474 (4)	Fannie Mae REMIC Trust 2012-137 SN, 6.009%, (-1.000*US0001M + 6.100%), 12/25/2042	$1,276,635	0.0
2,041,561 (4)	Fannie Mae REMIC Trust 2012-15 SP, 6.529%, (-1.000*US0001M + 6.620%), 06/25/2040	107,523	0.0
1,626,630 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	230,685	0.0
102,879	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	108,459	0.0
6,621,123 (4)	Fannie Mae REMIC Trust 2013-60 DS, 6.109%, (-1.000*US0001M + 6.200%), 06/25/2033	1,103,038	0.0
6,703,505 (4)	Fannie Mae REMIC Trust 2013-9 DS, 6.059%, (-1.000*US0001M + 6.150%), 02/25/2043	1,601,192	0.1
16,551,976 (4)	Fannie Mae REMIC Trust 2013-9 SA, 6.059%, (-1.000*US0001M + 6.150%), 03/25/2042	2,682,334	0.1
684,955 (4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	10,344	0.0
16,689,762 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	3,775,004	0.1
2,909,923 (4)	Fannie Mae REMICS 2005-66 SY, 6.609%, (-1.000*US0001M + 6.700%), 07/25/2035	619,241	0.0
5,055,499 (4)	Fannie Mae REMICS 2006-120 QD, 4.609%, (-1.000*US0001M + 4.700%), 10/25/2036	562,005	0.0
2,126,617 (4)	Fannie Mae REMICS 2006-59 XS, 7.109%, (-1.000*US0001M + 7.200%), 07/25/2036	474,623	0.0

See Accompanying Notes to Financial Statements
110

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,499,606 (4)	Fannie Mae REMICS 2007-53 SX, 6.009%, (-1.000*US0001M + 6.100%), 06/25/2037	$543,687	0.0
3,829,462 (4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	905,647	0.0
13,493,852 (4)	Fannie Mae REMICS 2010-139 SA, 5.939%, (-1.000*US0001M + 6.030%), 12/25/2040	2,752,114	0.1
794,912	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	904,292	0.0
79,616	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	84,000	0.0
3,008,464 (4)	Fannie Mae REMICS 2011-149 ES, 5.909%, (-1.000*US0001M + 6.000%), 07/25/2041	342,774	0.0
11,646,300 (4)	Fannie Mae REMICS 2012-19 S, 5.859%, (-1.000*US0001M + 5.950%), 03/25/2042	2,242,826	0.1
22,910,489 (4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	4,205,486	0.1
8,311,851 (4)	Fannie Mae REMICS 2016-62 SC, 5.909%, (-1.000*US0001M + 6.000%), 09/25/2046	1,829,096	0.1
34,749,397 (4)	Fannie Mae REMICS 2016-88 CS, 5.959%, (-1.000*US0001M + 6.050%), 12/25/2046	6,994,915	0.2
9,597,792 (4)	Fannie Mae REMICS 2016-93 SL, 6.559%, (-1.000*US0001M + 6.650%), 12/25/2046	1,837,254	0.1
2,008,781	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	2,079,097	0.1
11,053,931 (4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	2,550,162	0.1
1,689,173	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,782,270	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,000,000	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	$6,466,906	0.2
313,986	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	330,517	0.0
5,294,907 (4)	Fannie Mae REMICS 2018-43 SE, 6.159%, (-1.000*US0001M + 6.250%), 09/25/2038	1,034,396	0.0
1,011,808	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	1,059,668	0.0
24,891,304 (4)	Fannie Mae REMICS 2019-17 SB, 6.009%, (-1.000*US0001M + 6.100%), 09/25/2038	4,396,237	0.1
9,334,778 (4)	Fannie Mae REMICS 2019-18 SA, 5.959%, (-1.000*US0001M + 6.050%), 05/25/2049	1,849,853	0.1
7,985,236 (4)	Fannie Mae REMICS 2019-25 PS, 5.959%, (-1.000*US0001M + 6.050%), 06/25/2049	1,575,415	0.1
31,216,904 (4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	4,198,043	0.1
152,949 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.933%, 03/25/2035	118,744	0.0
200,189 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.686%, 02/25/2036	188,102	0.0
24,501 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 2.861%, 08/25/2035	19,442	0.0
1,387,480 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 4.004%, 03/25/2048	1,409,376	0.1
1,479,979 (1)(3)	Flagstar Mortgage Trust 2018-1 B2, 4.004%, 03/25/2048	1,541,652	0.1
1,942,472 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 4.004%, 03/25/2048	2,008,066	0.1

See Accompanying Notes to Financial Statements
111

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,681,562 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.114%, 04/25/2048	$1,703,655	0.1
3,901,201 (4)	Freddie Mac 2815 GS, 5.927%, (-1.000*US0001M + 6.000%), 03/15/2034	732,745	0.0
58	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	58	0.0
163,082	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	184,151	0.0
156,940	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	176,044	0.0
74,629	Freddie Mac REMIC Trust 2411 FJ, 0.423%, (US0001M + 0.350%), 12/15/2029	74,754	0.0
95,998	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	108,578	0.0
95,648	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	97,769	0.0
230,511	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	265,082	0.0
150,269	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	174,667	0.0
242,451 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	49,100	0.0
277,244	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	325,199	0.0
816,387	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	936,990	0.0
606,078	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	687,832	0.0
694,985	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	791,712	0.0
4,542,474 (4)	Freddie Mac REMIC Trust 3045 DI, 6.657%, (-1.000*US0001M + 6.730%), 10/15/2035	936,414	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,327,765 (4)	Freddie Mac REMIC Trust 3064 SP, 6.527%, (-1.000*US0001M + 6.600%), 03/15/2035	$69,709	0.0
290,601	Freddie Mac REMIC Trust 3065 DC, 19.641%, (-3.000*US0001M + 19.860%), 03/15/2035	400,947	0.0
499,615 (4)	Freddie Mac REMIC Trust 3102 IS, 24.299%, (-3.667*US0001M + 24.567%), 01/15/2036	294,293	0.0
2,364,240	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	2,714,357	0.1
1,354,788 (4)	Freddie Mac REMIC Trust 3170 SA, 6.527%, (-1.000*US0001M + 6.600%), 09/15/2033	273,446	0.0
715,249 (4)	Freddie Mac REMIC Trust 3171 PS, 6.412%, (-1.000*US0001M + 6.485%), 06/15/2036	120,437	0.0
1,097,916	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,275,482	0.0
277,235 (3)	Freddie Mac REMIC Trust 3524 LA, 5.332%, 03/15/2033	308,490	0.0
66,185	Freddie Mac REMIC Trust 3556 NT, 3.173%, (US0001M + 3.100%), 03/15/2038	67,317	0.0
5,177,887 (4)	Freddie Mac REMIC Trust 3589 SB, 6.127%, (-1.000*US0001M + 6.200%), 10/15/2039	1,059,407	0.0
771,619 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	102,004	0.0
5,104,965	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	5,907,397	0.2

See Accompanying Notes to Financial Statements
112

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,790,281	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	$2,086,345	0.1
894,744	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,024,705	0.0
165,970 (4)	Freddie Mac REMIC Trust 3752 WS, 6.527%, (-1.000*US0001M + 6.600%), 12/15/2039	1,972	0.0
269,536 (4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	352	0.0
1,002,126	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	1,084,408	0.0
4,001,666 (4)	Freddie Mac REMIC Trust 3856 KS, 6.477%, (-1.000*US0001M + 6.550%), 05/15/2041	743,017	0.0
1,459,459	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,635,712	0.1
995,734 (4)	Freddie Mac REMIC Trust 3925 SD, 5.977%, (-1.000*US0001M + 6.050%), 07/15/2040	104,940	0.0
4,458,113 (4)	Freddie Mac REMIC Trust 3925 SL, 5.977%, (-1.000*US0001M + 6.050%), 01/15/2041	399,442	0.0
9,784,655 (4)	Freddie Mac REMIC Trust 3951 SN, 6.477%, (-1.000*US0001M + 6.550%), 11/15/2041	2,068,185	0.1
399,491 (4)	Freddie Mac REMIC Trust 3984 NS, 6.527%, (-1.000*US0001M + 6.600%), 01/15/2040	2,257	0.0
620,780	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	692,615	0.0
1,399,194	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,702,840	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
576,165 (4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	$20,043	0.0
2,216,133 (4)	Freddie Mac REMIC Trust 4094 YS, 6.627%, (-1.000*US0001M + 6.700%), 04/15/2040	158,977	0.0
5,797,729 (4)	Freddie Mac REMIC Trust 4102 MS, 6.527%, (-1.000*US0001M + 6.600%), 09/15/2042	1,287,444	0.0
631,719 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	91,001	0.0
4,142,008	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,447,244	0.1
28,953,458	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	32,158,487	1.0
6,613,304 (4)	Freddie Mac REMIC Trust 4313 SD, 6.077%, (-1.000*US0001M + 6.150%), 03/15/2044	1,245,551	0.0
10,186,482 (4)	Freddie Mac REMIC Trust 4313 SE, 6.077%, (-1.000*US0001M + 6.150%), 03/15/2044	2,020,327	0.1
1,036,318 (4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	49,748	0.0
1,074,351 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	173,751	0.0
7,791,373	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,766,873	0.3
3,640,085 (4)	Freddie Mac REMIC Trust 4346 ST, 6.127%, (-1.000*US0001M + 6.200%), 07/15/2039	458,891	0.0
12,039,243	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,676,879	0.4

See Accompanying Notes to Financial Statements
113

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,146,187 (4)	Freddie Mac REMIC Trust 4386 LS, 6.027%, (-1.000*US0001M + 6.100%), 09/15/2044	$573,626	0.0
7,041,250 (4)	Freddie Mac REMICS 3284 CI, 6.047%, (-1.000*US0001M + 6.120%), 03/15/2037	1,413,650	0.1
3,077,484 (4)	Freddie Mac REMICS 3311 IC, 6.337%, (-1.000*US0001M + 6.410%), 05/15/2037	601,514	0.0
6,618,245 (4)	Freddie Mac REMICS 3510 IC, 6.007%, (-1.000*US0001M + 6.080%), 08/15/2037	1,298,956	0.0
3,272,461 (4)	Freddie Mac REMICS 3575 ST, 6.527%, (-1.000*US0001M + 6.600%), 04/15/2039	633,635	0.0
9,672,030 (4)	Freddie Mac REMICS 3702 SB, 4.427%, (-1.000*US0001M + 4.500%), 08/15/2040	1,377,811	0.0
3,711,649 (4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	836,083	0.0
10,104,396 (4)	Freddie Mac REMICS 4675 KS, 5.927%, (-1.000*US0001M + 6.000%), 04/15/2047	2,016,998	0.1
91,395	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	92,645	0.0
15,019,383	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,339,985	0.5
1,524,169	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,630,846	0.1
25,068,061 (4)	Freddie Mac REMICS 4901 BS, 6.009%, (-1.000*US0001M + 6.100%), 07/25/2049	4,791,131	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,685,755 (4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	$2,838,638	0.1
8,882,153	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,898,473	0.3
1,134,762 (1)	Freddie Mac STACR 2019-HQA3 M2, 1.942%, (US0001M + 1.850%), 09/25/2049	1,140,247	0.0
3,900,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.392%, (US0001M + 2.300%), 10/25/2048	3,939,774	0.1
6,417,151 (4)	Freddie Mac Strips Series 311 S1, 5.877%, (-1.000*US0001M + 5.950%), 08/15/2043	1,092,584	0.0
376,489	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.092%, (US0001M + 4.000%), 08/25/2024	384,403	0.0
1,113,152	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.992%, (US0001M + 3.900%), 12/25/2027	1,132,405	0.0
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.942%, (US0001M + 3.850%), 03/25/2029	518,575	0.0
836,454	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.642%, (US0001M + 3.550%), 08/25/2029	866,297	0.0

See Accompanying Notes to Financial Statements
114

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
682,992	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.742%, (US0001M + 2.650%), 12/25/2029	$695,749	0.0
6,885,552	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.442%, (US0001M + 2.350%), 04/25/2030	7,047,828	0.2
5,105,758	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.892%, (US0001M + 1.800%), 07/25/2030	5,141,844	0.2
1,009,401	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.392%, (US0001M + 2.300%), 09/25/2030	1,025,070	0.0
300,206	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	357,353	0.0
318,764	Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.316%, (12MTA + 1.200%), 10/25/2044	327,594	0.0
22,794	Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375)%), 03/25/2024	23,010	0.0
505,310 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	88,425	0.0
12,157,366 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,312,163	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,167,893 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	$1,373,749	0.0
4,315,926 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	693,107	0.0
12,263,556 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	797,994	0.0
8,646,366 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	760,468	0.0
11,137,055 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	1,158,967	0.0
7,601,624 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	584,377	0.0
12,656,040 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	989,949	0.0
10,590,225 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	832,231	0.0
11,002,430 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	999,203	0.0
682,160 (1)(5)	GCAT 2020-NQM2 A2 Trust, 2.272% (Step Rate @ 3.272% on 07/25/2024), 04/25/2065	690,544	0.0
8,604,278 (4)	Ginnie Mae 2007-35 KY, 6.375%, (-1.000*US0001M + 6.450%), 06/16/2037	1,741,926	0.1
676,217	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	692,651	0.0
589,671	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	600,193	0.0
257,882	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	256,426	0.0
210,139	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	215,062	0.0

See Accompanying Notes to Financial Statements
115

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,689,392 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	$1,861,945	0.1
619,474 (4)	Ginnie Mae Series 2005-7 AH, 6.695%, (-1.000*US0001M + 6.770%), 02/16/2035	115,631	0.0
300,800	Ginnie Mae Series 2007-8 SP, 21.746%, (-3.242*US0001M + 22.048%), 03/20/2037	484,668	0.0
1,766,841 (4)	Ginnie Mae Series 2008-35 SN, 6.307%, (-1.000*US0001M + 6.400%), 04/20/2038	294,675	0.0
921,652 (4)	Ginnie Mae Series 2008-40 PS, 6.425%, (-1.000*US0001M + 6.500%), 05/16/2038	170,981	0.0
7,221,845 (4)	Ginnie Mae Series 2009-106 SU, 6.107%, (-1.000*US0001M + 6.200%), 05/20/2037	1,366,010	0.0
2,396,182 (4)	Ginnie Mae Series 2009-25 KS, 6.107%, (-1.000*US0001M + 6.200%), 04/20/2039	485,845	0.0
1,164,327	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,313,660	0.0
1,346,554	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,508,273	0.1
12,265,394	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,255,425	0.4
1,577,697 (4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	157,972	0.0
1,551,011 (4)	Ginnie Mae Series 2010-116 NS, 6.575%, (-1.000*US0001M + 6.650%), 09/16/2040	273,853	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,525,050 (4)	Ginnie Mae Series 2010-116 SK, 6.527%, (-1.000*US0001M + 6.620%), 08/20/2040	$876,235	0.0
6,099,331 (4)	Ginnie Mae Series 2010-149 HS, 6.025%, (-1.000*US0001M + 6.100%), 05/16/2040	631,339	0.0
2,251,769 (4)	Ginnie Mae Series 2010-4 SP, 6.425%, (-1.000*US0001M + 6.500%), 01/16/2039	240,340	0.0
2,355,606	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	2,644,740	0.1
971,163 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	79,565	0.0
1,594,596 (4)	Ginnie Mae Series 2010-68 MS, 5.757%, (-1.000*US0001M + 5.850%), 06/20/2040	297,025	0.0
3,619,447 (4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	748,919	0.0
1,790,706 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	98,469	0.0
336,838 (4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	14,566	0.0
34,870	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	38,382	0.0
3,670,347 (4)	Ginnie Mae Series 2011-80 KS, 6.577%, (-1.000*US0001M + 6.670%), 06/20/2041	807,839	0.0
240,092 (4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	11,085	0.0
8,628,946 (4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,480,787	0.1

See Accompanying Notes to Financial Statements
116

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,169,700 (4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	$1,501,604	0.1
7,103,743	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	7,481,614	0.2
6,428,003 (4)	Ginnie Mae Series 2014-3 SU, 5.957%, (-1.000*US0001M + 6.050%), 07/20/2039	1,157,062	0.0
8,062,730 (4)	Ginnie Mae Series 2014-55 MS, 6.125%, (-1.000*US0001M + 6.200%), 04/16/2044	1,636,576	0.1
7,233,046 (4)	Ginnie Mae Series 2014-56 SP, 6.125%, (-1.000*US0001M + 6.200%), 12/16/2039	1,037,309	0.0
7,322,939 (4)	Ginnie Mae Series 2014-58 CS, 5.525%, (-1.000*US0001M + 5.600%), 04/16/2044	1,240,538	0.0
9,522,633 (4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	2,054,443	0.1
3,610,075 (4)	Ginnie Mae Series 2014-99 S, 5.507%, (-1.000*US0001M + 5.600%), 06/20/2044	702,919	0.0
2,150,730	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	2,299,728	0.1
2,417,122	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	2,578,838	0.1
38,318,344 (4)	Ginnie Mae Series 2019-145 LS, 2.737%, (-1.000*US0001M + 2.830%), 11/20/2049	2,606,237	0.1
686,541 (1)(3)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/ 2049	690,551	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,134,157 (1)(3)	GS Mortgage- Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	$1,149,211	0.0
978,272 (1)(3)	GS Mortgage- Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	989,558	0.0
1,902	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,018	0.0
45,637	HarborView Mortgage Loan Trust 2005-2 2A1A, 0.533%, (US0001M + 0.440%), 05/19/2035	44,063	0.0
172,716	HomeBanc Mortgage Trust 2004-1 2A, 0.952%, (US0001M + 0.860%), 08/25/2029	170,472	0.0
2,506,628	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.512%, (US0001M + 0.420%), 04/25/2046	2,383,663	0.1
2,048,308	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.512%, (US0001M + 0.420%), 02/25/2046	1,651,251	0.1
5,355 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.453%, 02/25/2035	5,447	0.0
71,967 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.577%, 07/25/2035	73,733	0.0
886,051 (1)(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	900,484	0.0
4,286,250 (1)(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.928%, 11/25/2048	4,437,719	0.1
1,572,936 (1)(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.928%, 11/25/2048	1,624,683	0.1
1,019,562 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.803%, 12/25/2048	1,051,686	0.0

See Accompanying Notes to Financial Statements
117

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,572,099 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.717%, 06/25/2048	$1,614,391	0.1
1,572,099 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.717%, 06/25/2048	1,610,341	0.1
1,942,005 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.717%, 06/25/2048	2,004,086	0.1
1,394,326 (1)(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.761%, 09/25/2048	1,445,951	0.1
1,256,908 (1)(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.755%, 10/25/2048	1,299,078	0.0
102,185 (1)(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	104,055	0.0
2,404,718 (1)(3)	JP Morgan Mortgage Trust 2019-7 B2A, 3.172%, 02/25/2050	2,424,482	0.1
1,934,380 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.485%, 03/25/2050	1,992,434	0.1
2,434,410 (1)(3)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.822%, 10/25/2049	2,565,505	0.1
289,984 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	292,803	0.0
1,961,766 (1)(3)	JP Morgan Mortgage Trust 2020-5 B1, 3.675%, 12/25/2050	2,055,455	0.1
865,621 (1)(3)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	874,875	0.0
2,329,553 (1)(3)	JP Morgan Mortgage Trust 2020-8 B1, 3.569%, 03/25/2051	2,427,312	0.1
1,424,490 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.569%, 03/25/2051	1,478,663	0.1
1,890,794 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.569%, 03/25/2051	1,950,938	0.1
705,481 (1)(3)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	712,262	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,299,183,145 (1)(4)(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	$893,233	0.0
7,070,150 (4)	Lehman Mortgage Trust 2006-9 2A5, 6.529%, (-1.000*US0001M + 6.620%), 01/25/2037	1,597,042	0.1
2,679,376	Lehman XS Trust Series 2005-5N 1A2, 0.452%, (US0001M + 0.360%), 11/25/2035	2,524,410	0.1
700,000 (1)	Mello Warehouse Securitization Trust 2021-1 C, 1.206%, (US0001M + 1.100%), 02/25/2055	702,424	0.0
60,329 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.024%, 05/25/2033	61,950	0.0
3,732	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.852%, (US0001M + 0.380%), 08/25/2035	3,739	0.0
22,278	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.592%, (US0001M + 0.250%), 11/25/2035	22,172	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.892%, (US0001M + 1.800%), 09/25/2035	2,002,742	0.1
1,402,237	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,085,570	0.0
1,488,914 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,595,205	0.1

See Accompanying Notes to Financial Statements
118

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,262 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	$16,657	0.0
448,669	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	428,405	0.0
728,928 (1)(3)	PSMC 2020-3 A1 Trust, 3.000%, 11/25/2050	741,475	0.0
384,663 (1)	RBSSP Resecuritization Trust 2011-3 2A1, 0.342%, (US0001M + 0.250%), 02/26/2037	386,311	0.0
1,358	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,412	0.0
2,000,848	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	2,224,620	0.1
47,559	Sequoia Mortgage Trust 2003-4 2A1, 0.793%, (US0001M + 0.350%), 07/20/2033	47,574	0.0
23,252 (3)	Sequoia Mortgage Trust 2005-4 2A1, 2.647%, 04/20/2035	24,520	0.0
748,412 (1)(3)	Sequoia Mortgage Trust 2014-3 B3, 3.985%, 10/25/2044	765,080	0.0
798,749 (1)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.878%, 11/25/2044	820,161	0.0
805,903 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.768%, 05/25/2045	824,512	0.0
906,469 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.718%, 07/25/2045	934,920	0.0
2,772,414 (1)(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,820,891	0.1
379,971 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	385,369	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,671,013 (1)(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.487%, 02/25/2048	$4,845,158	0.2
361,755 (1)(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	369,700	0.0
2,049,872 (1)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.359%, 04/25/2050	2,021,567	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	709,004	0.0
42,516 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 2.925%, 08/25/2035	41,112	0.0
808,146 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 2.702%, 04/25/2035	773,541	0.0
171,619	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.593%, (US0001M + 0.250%), 07/19/2035	166,557	0.0
75,786	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.593%, (US0001M + 0.250%), 07/19/2035	76,907	0.0
228,287 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 2.756%, 10/25/2046	230,932	0.0
5,644	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.593%, (COF 11 + 1.250%), 02/27/2034	5,771	0.0
16,154	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.516%, (12MTA + 1.400%), 08/25/2042	15,920	0.0

See Accompanying Notes to Financial Statements
119

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,350	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 0.732%, (US0001M + 0.640%), 01/25/2045	$25,234	0.0
527,661 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.514%, 10/25/2036	514,404	0.0
271,376	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 1.843%, (COF 11 + 1.500%), 07/25/2046	265,865	0.0
47,320,460 (3)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.765%, 08/25/2045	2,000,245	0.1
1,275,059	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.072%, (US0001M + 0.490%), 10/25/2045	1,266,614	0.0
547,576 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.066%, 10/25/2036	550,552	0.0
1,078,408 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.492%, 12/25/2036	1,030,344	0.0
1,815,594 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.076%, 08/25/2046	1,807,463	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,569,901 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.716%, 04/25/2037	$2,445,740	0.1
1,723,745 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.035%, 07/25/2037	1,735,459	0.1
2,054,376	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,971,333	0.1
184,130	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	184,570	0.0
1,507,008	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.192%, (US0001M + 0.100%), 12/25/2036	998,311	0.0
1,092,388	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.522%, (US0001M + 0.430%), 06/25/2037	873,581	0.0
90,470 (3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.130%, 05/25/2035	89,685	0.0
254,629 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.827%, 04/25/2036	249,894	0.0

See Accompanying Notes to Financial Statements
120

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,476,057 (1)(3)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.398%, 12/25/2049	$1,511,731	0.1
790,351 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.760%, 08/20/2045	790,573	0.0
	Total Collateralized Mortgage Obligations
	(Cost $517,022,156)	527,823,766	15.7
MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	667,222	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	277,515	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	488,632	0.0
200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	261,143	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	468,922	0.0
	Total Municipal Bonds
	(Cost $1,500,000)	2,163,434	0.1
U.S. TREASURY OBLIGATIONS: 6.4%
	U.S. Treasury Bonds: 3.1%
17,000	1.250%, 05/15/2050	13,886	0.0
920,000	1.375%, 11/15/2040	826,778	0.0
77,000	1.625%, 11/15/2050	69,180	0.0
45,049,000 (2)	1.875%, 02/15/2051	43,007,717	1.3
59,448,000	2.250%, 05/15/2041	61,872,364	1.8
		105,789,925	3.1
	U.S. Treasury Notes: 3.3%
38,252,000	0.125%, 06/30/2023	38,161,600	1.1
25,000	0.125%, 10/15/2023	24,898	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
35,318,000	0.250%, 06/15/2024	$35,104,160	1.1
1,322,000	0.875%, 06/30/2026	1,321,432	0.0
773,500 (2)	1.125%, 02/15/2031	751,020	0.0
29,948,000	1.250%, 06/30/2028	29,997,133	0.9
6,326,000 (2)	1.625%, 05/15/2031	6,423,855	0.2
		111,784,098	3.3
	Total U.S. Treasury Obligations (Cost $213,055,736)	217,574,023	6.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.7%
	Federal Home Loan Mortgage Corporation: 2.9%(7)
50,361	1.974%, (US0012M + 1.345%), 09/01/2035	52,737	0.0
395,860	2.144%, (US0012M + 1.721%), 06/01/2035	419,593	0.0
3,037	2.375%, (H15T1Y + 2.250%), 04/01/2032	3,064	0.0
12,683	2.375%, (H15T1Y + 2.250%), 11/01/2035	13,326	0.0
1,944	2.375%, (H15T1Y + 2.250%), 03/01/2036	2,083	0.0
854	2.389%, (H15T1Y + 2.210%), 06/01/2024	854	0.0
5,760	2.404%, (H15T1Y + 2.250%), 11/01/2031	5,807	0.0
502,237	2.500%, 05/01/2030	527,413	0.0
967,455	2.500%, 05/01/2030	1,019,077	0.0
1,139,334	2.500%, 06/01/2030	1,200,118	0.1
122,213	2.657%, (H15T1Y + 2.462%), 01/01/2029	122,538	0.0
3,541,683	3.000%, 03/01/2045	3,776,431	0.1
2,760,609	3.000%, 03/01/2045	2,926,959	0.1
2,771,173	3.000%, 04/01/2045	2,949,973	0.1
2,886,961	3.000%, 04/01/2045	3,078,300	0.1
5,513,738	3.000%, 10/01/2046	5,842,810	0.2
6,713,168	3.000%, 10/01/2046	7,187,274	0.2
7,572,791	3.000%, 03/01/2048	8,019,961	0.3
1,027,459	3.500%, 08/01/2042	1,107,570	0.0
2,591,633	3.500%, 03/01/2045	2,783,176	0.1
518,690	3.500%, 04/01/2045	552,262	0.0
273,500	3.500%, 05/01/2045	288,629	0.0
1,131,036	3.500%, 05/01/2045	1,224,442	0.1
638,576	3.500%, 06/01/2045	689,478	0.0
532,546	3.500%, 07/01/2045	567,052	0.0
715,873	3.500%, 07/01/2045	772,452	0.0
688,824	3.500%, 08/01/2045	735,562	0.0
566,592	3.500%, 08/01/2045	609,121	0.0

See Accompanying Notes to Financial Statements
121

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
435,073	3.500%, 08/01/2045	$461,239	0.0
737,669	3.500%, 08/01/2045	797,688	0.0
1,074,527	3.500%, 08/01/2045	1,163,118	0.0
271,555	3.500%, 09/01/2045	286,307	0.0
701,706	3.500%, 09/01/2045	750,085	0.0
1,668,001	3.500%, 09/01/2045	1,783,449	0.1
1,300,314	3.500%, 11/01/2045	1,405,635	0.1
5,328,336	3.500%, 12/01/2046	5,747,993	0.2
14,211,662	3.500%, 03/01/2048	15,402,274	0.5
1,059,539	4.000%, 10/01/2041	1,160,716	0.0
1,362,929	4.000%, 12/01/2041	1,492,974	0.1
251,209	4.000%, 07/01/2045	273,886	0.0
136,349	4.000%, 09/01/2045	147,635	0.0
1,580,487	4.000%, 09/01/2045	1,714,637	0.1
3,319,236	4.000%, 09/01/2045	3,614,944	0.1
2,006,012	4.000%, 09/01/2045	2,191,696	0.1
1,326,904	4.000%, 05/01/2047	1,428,738	0.1
440,531	4.000%, 11/01/2047	471,369	0.0
400,624	4.000%, 03/01/2048	428,183	0.0
1,239,430	4.000%, 06/01/2048	1,376,037	0.1
5,558	4.500%, 06/01/2039	6,185	0.0
16,777	4.500%, 09/01/2040	18,669	0.0
54,742	4.500%, 03/01/2041	60,399	0.0
304,925	4.500%, 08/01/2041	341,298	0.0
480,883	4.500%, 08/01/2041	531,163	0.0
168,559	4.500%, 09/01/2041	188,326	0.0
226,732	4.500%, 09/01/2041	252,695	0.0
1,065,953	4.500%, 09/01/2041	1,195,401	0.0
427,587	4.500%, 09/01/2041	477,420	0.0
21,961	5.000%, 05/01/2028	24,090	0.0
90,359	5.000%, 05/01/2035	101,828	0.0
249,308	5.000%, 01/01/2041	281,962	0.0
192,270	5.000%, 04/01/2041	217,439	0.0
496	5.500%, 11/01/2021	552	0.0
11,655	5.500%, 03/01/2023	12,982	0.0
3,283	5.500%, 05/01/2023	3,657	0.0
9,435	5.500%, 03/01/2034	10,912	0.0
3,063	5.500%, 05/01/2036	3,509	0.0
63,739	5.500%, 06/01/2036	73,935	0.0
7,164	5.500%, 12/01/2036	8,317	0.0
37,413	5.500%, 03/01/2037	43,495	0.0
10,626	5.500%, 04/01/2037	12,300	0.0
54,801	5.500%, 05/01/2037	63,775	0.0
96,390	5.500%, 07/01/2037	111,356	0.0
16,474	5.500%, 09/01/2037	18,390	0.0
10,260	5.500%, 10/01/2037	11,954	0.0
35,526	5.500%, 11/01/2037	41,375	0.0
28,777	5.500%, 12/01/2037	33,528	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
99,986	5.500%, 12/01/2037	$116,452	0.0
9,247	5.500%, 01/01/2038	10,770	0.0
7,624	5.500%, 01/01/2038	8,877	0.0
96,766	5.500%, 02/01/2038	112,742	0.0
72,394	5.500%, 02/01/2038	84,284	0.0
64,314	5.500%, 03/01/2038	74,907	0.0
86,049	5.500%, 04/01/2038	100,217	0.0
7,517	5.500%, 05/01/2038	8,758	0.0
49,726	5.500%, 05/01/2038	56,543	0.0
51,576	5.500%, 06/01/2038	59,957	0.0
190,038	5.500%, 06/01/2038	221,415	0.0
174,906	5.500%, 07/01/2038	203,705	0.0
34,531	5.500%, 08/01/2038	40,198	0.0
8,496	5.500%, 08/01/2038	9,773	0.0
39,278	5.500%, 09/01/2038	45,720	0.0
39,116	5.500%, 10/01/2038	45,561	0.0
34,401	5.500%, 10/01/2038	40,069	0.0
119,887	5.500%, 11/01/2038	139,603	0.0
3,668	5.500%, 11/01/2038	4,272	0.0
13,581	5.500%, 12/01/2038	15,731	0.0
9,267	5.500%, 12/01/2038	10,798	0.0
31,985	5.500%, 01/01/2039	37,234	0.0
64,514	5.500%, 03/01/2039	75,089	0.0
25,517	5.500%, 07/01/2039	29,666	0.0
16,723	5.500%, 12/01/2039	19,467	0.0
107,356	5.500%, 03/01/2040	125,035	0.0
76,019	5.500%, 08/01/2040	88,437	0.0
37,641	5.500%, 08/01/2040	43,791	0.0
37,757	5.500%, 08/01/2040	42,142	0.0
375,083	6.000%, 09/01/2027	420,723	0.0
5,230	6.000%, 02/01/2029	5,869	0.0
7,290	6.000%, 05/01/2035	8,479	0.0
287,019	6.000%, 03/01/2037	341,030	0.0
2,911	6.000%, 05/01/2037	3,459	0.0
32,510	6.000%, 07/01/2037	38,595	0.0
11,630	6.000%, 08/01/2037	13,683	0.0
42,852	6.000%, 08/01/2037	50,916	0.0
237,545	6.000%, 09/01/2037	281,889	0.0
654	6.000%, 10/01/2037	777	0.0
8,914	6.000%, 11/01/2037	10,505	0.0
1,993	6.000%, 12/01/2037	2,251	0.0
6,589	6.000%, 12/01/2037	7,805	0.0
292,788	6.000%, 01/01/2038	346,989	0.0
1,283	6.000%, 04/01/2038	1,517	0.0
7,641	6.000%, 06/01/2038	8,753	0.0
772	6.000%, 07/01/2038	908	0.0
28,966	6.000%, 08/01/2038	33,530	0.0
56,991	6.000%, 11/01/2038	67,139	0.0

See Accompanying Notes to Financial Statements
122

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
12,477	6.000%, 05/01/2039	$14,398	0.0
10,449	6.000%, 08/01/2039	12,144	0.0
1,730	6.000%, 09/01/2039	1,944	0.0
736,049	6.500%, 09/01/2034	843,213	0.0
		97,111,306	2.9
	Federal National Mortgage Association: 0.0%(7)
49,529	1.328%, (12MTA + 1.200%), 08/01/2042	50,997	0.0
31,559	1.328%, (12MTA + 1.200%), 08/01/2042	32,426	0.0
21,829	1.328%, (12MTA + 1.200%), 10/01/2044	22,488	0.0
30,393	1.328%, (12MTA + 1.200%), 10/01/2044	31,054	0.0
72,019	1.589%, (US0001M + 1.422%), 02/01/2033	72,928	0.0
63,899	1.623%, (US0006M + 1.373%), 09/01/2035	64,522	0.0
74,214	1.869%, (US0012M + 1.480%), 04/01/2035	74,919	0.0
115,014	2.011%, (US0012M + 1.610%), 02/01/2034	119,038	0.0
20,933	2.050%, (US0012M + 1.675%), 02/01/2035	20,949	0.0
16,150	2.096%, (US0012M + 1.444%), 08/01/2035	16,338	0.0
352,616	2.098%, (H15T1Y + 1.711%), 08/01/2035	356,326	0.0
55,575	2.128%, (US0012M + 1.486%), 07/01/2035	56,254	0.0
143,869	2.158%, (US0012M + 1.661%), 10/01/2035	144,717	0.0
177,232	2.310%, (US0012M + 1.810%), 09/01/2034	187,892	0.0
97,502	2.326%, (H15T1Y + 2.175%), 10/01/2035	98,303	0.0
8,011	2.335%, (H15T1Y + 2.210%), 04/01/2032	8,011	0.0
1,890	2.374%, (H15T1Y + 2.215%), 09/01/2031	1,896	0.0
2,832	3.250%, (COF 11 + 1.251%), 05/01/2036	2,946	0.0
28,832	4.051%, (COF 11 + 1.926%), 12/01/2036	30,792	0.0
		1,392,796	0.0
	Government National Mortgage Association: 1.7%
28,861,000 (8)	2.000%, 08/01/2051	29,342,393	0.9
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
555,389	3.000%, 06/20/2050	$580,006	0.0
3,790,000 (8)	3.000%, 07/15/2051	3,954,702	0.1
3,306,640	3.500%, 07/20/2046	3,515,275	0.1
536,188	3.500%, 07/20/2047	568,411	0.0
7,672,305	3.500%, 12/20/2047	8,180,183	0.3
4,111,309	3.500%, 01/20/2048	4,384,845	0.2
563,229	4.000%, 11/20/2040	616,553	0.0
1,164,786	4.000%, 03/20/2046	1,259,479	0.1
853,613	4.500%, 08/20/2041	944,587	0.0
460,831	4.500%, 01/20/2047	504,961	0.0
6,405	5.000%, 11/15/2035	7,396	0.0
1,885	5.000%, 11/15/2035	2,125	0.0
16,553	5.000%, 11/15/2035	18,953	0.0
5,281	5.000%, 11/15/2035	5,962	0.0
35,525	5.000%, 06/15/2037	40,091	0.0
118,253	5.000%, 03/15/2038	136,921	0.0
35,417	5.000%, 03/15/2038	41,007	0.0
5,441	5.000%, 06/15/2038	6,195	0.0
367	5.000%, 07/15/2038	415	0.0
2,695	5.000%, 09/15/2038	3,120	0.0
12,756	5.000%, 11/15/2038	14,737	0.0
37,115	5.000%, 11/15/2038	42,986	0.0
63,640	5.000%, 12/15/2038	73,496	0.0
7,917	5.000%, 12/15/2038	8,935	0.0
811,623	5.000%, 12/15/2038	939,763	0.0
59,343	5.000%, 01/15/2039	68,713	0.0
95,695	5.000%, 01/15/2039	110,781	0.0
683,021	5.000%, 01/15/2039	785,301	0.0
90,421	5.000%, 02/15/2039	104,433	0.0
66,511	5.000%, 02/15/2039	77,012	0.0
27,879	5.000%, 02/15/2039	31,995	0.0
72,035	5.000%, 03/15/2039	83,451	0.0
129,890	5.000%, 03/15/2039	150,529	0.0
1,749	5.000%, 03/15/2039	2,025	0.0
69,097	5.000%, 03/15/2039	79,806	0.0
79,972	5.000%, 04/15/2039	92,483	0.0
124,403	5.000%, 05/15/2039	144,097	0.0
44,855	5.000%, 05/15/2039	51,807	0.0
414	5.000%, 05/15/2039	467	0.0
60,700	5.000%, 07/15/2039	70,306	0.0
54,782	5.000%, 09/15/2039	63,353	0.0
9,394	5.000%, 11/15/2039	10,883	0.0
1,605	5.000%, 04/15/2040	1,858	0.0
12,014	5.000%, 06/15/2040	13,876	0.0
22,849	5.000%, 09/15/2040	26,456	0.0
17,037	5.000%, 09/15/2040	19,210	0.0
59,168	5.000%, 10/15/2040	68,545	0.0

See Accompanying Notes to Financial Statements
123

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
48,082	5.000%, 05/15/2042	$54,268	0.0
288,958	5.000%, 02/20/2043	326,585	0.0
8,064 (3)	5.500%, 03/20/2060	8,865	0.0
		57,640,602	1.7
	Uniform Mortgage-Backed Securities: 6.1%
21,652,000 (8)	2.000%, 08/15/2051	21,821,156	0.7
1,470,698	2.500%, 05/01/2030	1,546,958	0.1
3,222,111	2.500%, 06/01/2030	3,383,882	0.1
2,310,314	2.500%, 06/01/2030	2,426,294	0.1
1,350,213	2.500%, 07/01/2030	1,417,598	0.1
3,113,347	3.000%, 08/01/2030	3,296,845	0.1
1,624,197	3.000%, 09/01/2030	1,717,981	0.1
1,009,236	3.000%, 08/01/2043	1,080,726	0.1
1,906,924	3.000%, 09/01/2043	2,019,304	0.1
6,640,614	3.000%, 04/01/2045	7,070,516	0.2
4,338,092	3.000%, 08/01/2046	4,622,039	0.2
436,239	3.000%, 09/01/2046	459,366	0.0
6,074,642	3.000%, 01/01/2047	6,370,765	0.2
661,010	3.500%, 12/01/2041	712,526	0.0
527,577	3.500%, 08/01/2042	570,200	0.0
138,570	3.500%, 08/01/2042	149,337	0.0
484,430	3.500%, 10/01/2042	523,683	0.0
723,513	3.500%, 10/01/2042	779,912	0.0
297,200	3.500%, 03/01/2043	322,138	0.0
2,410,082	3.500%, 01/01/2046	2,593,349	0.1
4,261,351	3.500%, 02/01/2046	4,627,225	0.2
3,419,583	3.500%, 08/01/2046	3,713,217	0.1
18,663,289	3.500%, 08/01/2046	20,265,189	0.6
3,574,137	3.500%, 09/01/2047	3,785,989	0.1
9,035,883	3.500%, 07/01/2048	9,786,960	0.3
2,700,000 (8)	3.500%, 07/15/2051	2,842,225	0.1
22	4.000%, 07/01/2021	22	0.0
1,712,344	4.000%, 09/01/2026	1,820,055	0.1
3,652	4.000%, 05/01/2029	3,890	0.0
27,541	4.000%, 11/01/2030	29,616	0.0
15,075	4.000%, 02/01/2031	16,212	0.0
8,678	4.000%, 10/01/2031	9,458	0.0
5,634,293	4.000%, 12/01/2039	6,164,329	0.2
1,035,902	4.000%, 07/01/2042	1,139,657	0.1
2,718,809	4.000%, 07/01/2042	2,991,557	0.1
277,014	4.000%, 07/01/2042	304,806	0.0
168,090	4.000%, 08/01/2042	179,167	0.0
924,595	4.000%, 08/01/2042	1,017,018	0.1
2,046,492	4.000%, 08/01/2043	2,251,718	0.1
2,982,512	4.000%, 09/01/2043	3,284,127	0.1
228,681	4.000%, 10/01/2043	249,142	0.0
105,910	4.000%, 10/01/2043	115,438	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,314,646	4.000%, 01/01/2045	$5,927,065	0.2
530,120	4.000%, 06/01/2045	578,877	0.0
1,047,046	4.000%, 07/01/2045	1,156,815	0.1
2,586,407	4.000%, 07/01/2045	2,857,521	0.1
4,517,854	4.000%, 02/01/2046	4,943,351	0.2
1,024,856	4.000%, 06/01/2047	1,097,702	0.1
277,425	4.000%, 03/01/2048	296,394	0.0
763,888	4.000%, 03/01/2048	816,316	0.0
5,014,904	4.000%, 09/01/2048	5,403,754	0.2
28,800	4.500%, 10/01/2025	30,951	0.0
546,187	4.500%, 07/01/2026	576,661	0.0
415,870	4.500%, 04/01/2029	447,625	0.0
75,923	4.500%, 06/01/2029	81,700	0.0
6,203	4.500%, 06/01/2029	6,676	0.0
77,029	4.500%, 07/01/2029	82,909	0.0
1,850	4.500%, 10/01/2029	2,009	0.0
10,023	4.500%, 06/01/2030	10,879	0.0
327,431	4.500%, 10/01/2030	356,446	0.0
77,099	4.500%, 02/01/2031	83,937	0.0
56,538	4.500%, 05/01/2031	61,699	0.0
41,097	4.500%, 10/01/2033	45,249	0.0
19,820	4.500%, 01/01/2034	21,678	0.0
4,683	4.500%, 07/01/2034	5,153	0.0
20,303	4.500%, 09/01/2035	22,338	0.0
4,166	4.500%, 09/01/2035	4,609	0.0
36,597	4.500%, 11/01/2035	40,253	0.0
132,550	4.500%, 02/01/2036	142,700	0.0
82,979	4.500%, 01/01/2037	92,348	0.0
37,911	4.500%, 09/01/2037	41,737	0.0
1,937	4.500%, 02/01/2038	2,105	0.0
26,847	4.500%, 01/01/2039	29,957	0.0
31,970	4.500%, 02/01/2039	35,685	0.0
2,060	4.500%, 02/01/2039	2,219	0.0
41,444	4.500%, 04/01/2039	45,735	0.0
15,341	4.500%, 04/01/2039	17,117	0.0
74,945	4.500%, 04/01/2039	83,604	0.0
871,387	4.500%, 05/01/2039	969,234	0.0
70,786	4.500%, 05/01/2039	78,697	0.0
13,929	4.500%, 05/01/2039	15,545	0.0
4,576	4.500%, 05/01/2039	5,108	0.0
384	4.500%, 05/01/2039	428	0.0
84,386	4.500%, 05/01/2039	94,138	0.0
75,052	4.500%, 05/01/2039	82,859	0.0
111,123	4.500%, 06/01/2039	123,983	0.0
4,727	4.500%, 06/01/2039	5,276	0.0
17,521	4.500%, 07/01/2039	19,553	0.0
32,738	4.500%, 07/01/2039	35,912	0.0
59,435	4.500%, 07/01/2039	66,339	0.0

See Accompanying Notes to Financial Statements
124

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
56,852	4.500%, 08/01/2039	$63,201	0.0
67,961	4.500%, 08/01/2039	75,047	0.0
221,425	4.500%, 08/01/2039	246,168	0.0
118,157	4.500%, 08/01/2039	131,370	0.0
190,620	4.500%, 09/01/2039	212,706	0.0
177,652	4.500%, 10/01/2039	197,884	0.0
11,241	4.500%, 11/01/2039	12,499	0.0
77,508	4.500%, 11/01/2039	85,424	0.0
7,283	4.500%, 12/01/2039	7,847	0.0
4,430	4.500%, 12/01/2039	4,892	0.0
3,589	4.500%, 01/01/2040	3,888	0.0
398,926	4.500%, 01/01/2040	440,317	0.0
182,340	4.500%, 02/01/2040	202,729	0.0
89,229	4.500%, 02/01/2040	99,564	0.0
56,800	4.500%, 04/01/2040	63,148	0.0
641,000	4.500%, 04/01/2040	707,706	0.0
209,200	4.500%, 05/01/2040	228,520	0.0
36,290	4.500%, 05/01/2040	39,313	0.0
38,623	4.500%, 06/01/2040	42,940	0.0
276,707	4.500%, 06/01/2040	307,599	0.0
126,621	4.500%, 06/01/2040	139,832	0.0
3,769	4.500%, 06/01/2040	4,204	0.0
69,871	4.500%, 06/01/2040	77,157	0.0
30,036	4.500%, 07/01/2040	33,162	0.0
88,729	4.500%, 07/01/2040	98,671	0.0
131,975	4.500%, 07/01/2040	147,269	0.0
113,081	4.500%, 08/01/2040	124,810	0.0
44,029	4.500%, 08/01/2040	48,896	0.0
2,291	4.500%, 08/01/2040	2,547	0.0
21,608	4.500%, 08/01/2040	24,029	0.0
79,266	4.500%, 08/01/2040	87,515	0.0
96,984	4.500%, 08/01/2040	107,824	0.0
7,015	4.500%, 08/01/2040	7,679	0.0
13,206	4.500%, 09/01/2040	14,206	0.0
20,493	4.500%, 09/01/2040	22,862	0.0
18,217	4.500%, 09/01/2040	20,117	0.0
104,238	4.500%, 09/01/2040	112,449	0.0
209,593	4.500%, 09/01/2040	233,814	0.0
28,900	4.500%, 09/01/2040	31,849	0.0
24,999	4.500%, 09/01/2040	27,892	0.0
33,455	4.500%, 10/01/2040	36,944	0.0
152,891	4.500%, 10/01/2040	170,629	0.0
181,830	4.500%, 10/01/2040	202,834	0.0
74,428	4.500%, 10/01/2040	82,029	0.0
49,435	4.500%, 10/01/2040	54,580	0.0
495,331	4.500%, 11/01/2040	540,145	0.0
978,619	4.500%, 11/01/2040	1,092,197	0.1
452,059	4.500%, 11/01/2040	498,917	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
57,468	4.500%, 11/01/2040	$63,467	0.0
74,073	4.500%, 11/01/2040	82,627	0.0
2,985	4.500%, 12/01/2040	3,295	0.0
104,470	4.500%, 12/01/2040	116,582	0.0
31,607	4.500%, 12/01/2040	34,901	0.0
90,849	4.500%, 12/01/2040	100,398	0.0
190,640	4.500%, 12/01/2040	212,008	0.0
26,294	4.500%, 12/01/2040	29,036	0.0
13,187	4.500%, 12/01/2040	14,368	0.0
40,981	4.500%, 12/01/2040	45,243	0.0
46,805	4.500%, 12/01/2040	52,226	0.0
164,838	4.500%, 01/01/2041	183,929	0.0
37,040	4.500%, 01/01/2041	40,880	0.0
22,954	4.500%, 01/01/2041	25,304	0.0
527,319	4.500%, 01/01/2041	587,336	0.0
223,007	4.500%, 01/01/2041	245,803	0.0
88,291	4.500%, 02/01/2041	97,516	0.0
60,544	4.500%, 02/01/2041	66,781	0.0
26,660	4.500%, 02/01/2041	29,443	0.0
87,884	4.500%, 02/01/2041	96,996	0.0
77,257	4.500%, 02/01/2041	84,363	0.0
79,238	4.500%, 03/01/2041	87,487	0.0
78,679	4.500%, 03/01/2041	84,976	0.0
219,954	4.500%, 03/01/2041	243,802	0.0
23,174	4.500%, 03/01/2041	25,066	0.0
25,752	4.500%, 03/01/2041	28,734	0.0
58,291	4.500%, 03/01/2041	64,253	0.0
4,882	4.500%, 03/01/2041	5,386	0.0
42,811	4.500%, 03/01/2041	47,178	0.0
28,158	4.500%, 03/01/2041	31,418	0.0
75,910	4.500%, 04/01/2041	81,749	0.0
239,610	4.500%, 04/01/2041	264,610	0.0
17,741	4.500%, 04/01/2041	19,094	0.0
41,407	4.500%, 04/01/2041	46,140	0.0
450,784	4.500%, 04/01/2041	505,990	0.0
50,707	4.500%, 04/01/2041	54,602	0.0
6,668	4.500%, 04/01/2041	7,428	0.0
11,756	4.500%, 05/01/2041	12,656	0.0
476,925	4.500%, 05/01/2041	525,820	0.0
28,887	4.500%, 05/01/2041	32,131	0.0
7,834	4.500%, 05/01/2041	8,742	0.0
324,163	4.500%, 05/01/2041	357,242	0.0
376,679	4.500%, 05/01/2041	418,807	0.0
3,669	4.500%, 05/01/2041	4,096	0.0
209,926	4.500%, 05/01/2041	234,568	0.0
21,936	4.500%, 05/01/2041	24,476	0.0
226,583	4.500%, 06/01/2041	250,186	0.0
49,935	4.500%, 06/01/2041	54,150	0.0

See Accompanying Notes to Financial Statements
125

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
15,615	4.500%, 06/01/2041	$17,424	0.0
185,544	4.500%, 07/01/2041	207,307	0.0
18,245	4.500%, 07/01/2041	19,640	0.0
2,657	4.500%, 07/01/2041	2,967	0.0
14,251	4.500%, 07/01/2041	15,740	0.0
82,620	4.500%, 07/01/2041	92,197	0.0
36,657	4.500%, 07/01/2041	40,905	0.0
53,714	4.500%, 07/01/2041	59,784	0.0
4,899	4.500%, 07/01/2041	5,457	0.0
121,748	4.500%, 08/01/2041	134,543	0.0
57,956	4.500%, 08/01/2041	63,506	0.0
132,559	4.500%, 08/01/2041	142,745	0.0
19,813	4.500%, 08/01/2041	21,881	0.0
146,598	4.500%, 08/01/2041	163,553	0.0
22,025	4.500%, 08/01/2041	23,718	0.0
163,079	4.500%, 08/01/2041	176,112	0.0
169,610	4.500%, 08/01/2041	186,843	0.0
72,602	4.500%, 09/01/2041	79,677	0.0
16,409	4.500%, 09/01/2041	18,120	0.0
551,556	4.500%, 09/01/2041	609,121	0.0
5,439	4.500%, 09/01/2041	6,049	0.0
140,428	4.500%, 10/01/2041	153,745	0.0
1,210,440	4.500%, 10/01/2041	1,357,209	0.1
723,021	4.500%, 10/01/2041	800,239	0.0
279,358	4.500%, 10/01/2041	311,769	0.0
24,431	4.500%, 10/01/2041	27,237	0.0
43,466	4.500%, 10/01/2041	48,049	0.0
271,342	4.500%, 10/01/2041	299,842	0.0
45,412	4.500%, 10/01/2041	48,906	0.0
4,781	4.500%, 11/01/2041	5,280	0.0
325,002	4.500%, 11/01/2041	363,147	0.0
815,276	4.500%, 12/01/2041	911,711	0.0
192,445	4.500%, 12/01/2041	212,422	0.0
13,344	4.500%, 01/01/2042	14,880	0.0
30,395	4.500%, 01/01/2042	33,590	0.0
14,735	4.500%, 01/01/2042	15,857	0.0
68,243	4.500%, 03/01/2042	76,011	0.0
4,358	4.500%, 03/01/2042	4,690	0.0
28,237	4.500%, 04/01/2042	30,385	0.0
11,899	4.500%, 06/01/2042	13,007	0.0
7,436	4.500%, 08/01/2042	8,294	0.0
4,257	4.500%, 09/01/2042	4,582	0.0
6,688	4.500%, 01/01/2043	7,199	0.0
8,355	4.500%, 12/01/2043	9,290	0.0
222,239	4.500%, 04/01/2047	241,480	0.0
53,851	4.500%, 05/01/2047	57,915	0.0
46,070	4.500%, 05/01/2047	49,629	0.0
171,720	4.500%, 06/01/2047	186,468	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
263,297	4.500%, 06/01/2047	$285,830	0.0
435,532	4.500%, 07/01/2047	472,674	0.0
70,217	4.500%, 07/01/2047	75,609	0.0
121,002	4.500%, 08/01/2047	131,524	0.0
290	5.000%, 04/01/2023	317	0.0
523	5.000%, 12/01/2023	572	0.0
38,430	5.000%, 04/01/2026	42,081	0.0
52,950	5.000%, 05/01/2026	57,982	0.0
37,094	5.000%, 08/01/2027	40,618	0.0
14,191	5.000%, 04/01/2028	15,556	0.0
86,029	5.000%, 05/01/2033	94,384	0.0
210,026	5.000%, 06/01/2033	239,979	0.0
24,658	5.000%, 08/01/2033	28,203	0.0
261,002	5.000%, 09/01/2033	292,254	0.0
62,523	5.000%, 02/01/2034	69,947	0.0
129,261	5.000%, 03/01/2034	147,303	0.0
34,244	5.000%, 06/01/2034	39,202	0.0
8,784	5.000%, 11/01/2034	10,061	0.0
303,564	5.000%, 02/01/2035	346,804	0.0
302,037	5.000%, 03/01/2035	345,415	0.0
8,597	5.000%, 05/01/2035	9,832	0.0
1,095,199	5.000%, 07/01/2035	1,251,211	0.1
46,349	5.000%, 08/01/2035	50,813	0.0
5,358	5.000%, 09/01/2035	6,106	0.0
116,836	5.000%, 09/01/2035	133,939	0.0
139,730	5.000%, 10/01/2035	160,105	0.0
2,896	5.000%, 10/01/2035	3,317	0.0
69,717	5.000%, 12/01/2035	79,875	0.0
162,268	5.000%, 02/01/2036	185,982	0.0
51,302	5.000%, 03/01/2036	58,756	0.0
57,364	5.000%, 04/01/2036	64,554	0.0
41,985	5.000%, 05/01/2036	48,105	0.0
393,919	5.000%, 07/01/2036	449,759	0.0
1,380,954	5.000%, 12/01/2036	1,580,893	0.1
1,446,115	5.000%, 07/01/2037	1,621,527	0.1
55,833	5.000%, 04/01/2038	61,981	0.0
34,847	5.000%, 04/01/2039	38,803	0.0
28,245	5.000%, 07/01/2039	32,335	0.0
331,109	5.000%, 11/01/2040	379,460	0.0
22,070	5.000%, 04/01/2041	24,340	0.0
193,200	5.000%, 05/01/2041	221,227	0.0
579,686	5.000%, 06/01/2041	663,772	0.0
1,081,475	5.000%, 06/01/2041	1,226,318	0.1
900	5.500%, 06/01/2022	911	0.0
187	5.500%, 11/01/2022	188	0.0
2,440	5.500%, 11/01/2022	2,486	0.0
326	5.500%, 11/01/2022	329	0.0
46	5.500%, 12/01/2022	47	0.0

See Accompanying Notes to Financial Statements
126

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
31,505	5.500%, 06/01/2023	$35,080	0.0
813	5.500%, 07/01/2023	820	0.0
6,323	5.500%, 07/01/2023	6,519	0.0
4,072	5.500%, 09/01/2023	4,212	0.0
1,087	5.500%, 01/01/2025	1,100	0.0
202	5.500%, 08/01/2025	207	0.0
5,494	5.500%, 07/01/2026	6,117	0.0
4,589	5.500%, 12/01/2027	5,121	0.0
13,273	5.500%, 04/01/2028	14,780	0.0
5,264	5.500%, 08/01/2028	5,876	0.0
6,709	5.500%, 01/01/2029	7,490	0.0
64,154	5.500%, 10/01/2029	71,599	0.0
64,104	5.500%, 04/01/2033	73,215	0.0
59,932	5.500%, 10/01/2033	66,770	0.0
18,646	5.500%, 10/01/2033	20,886	0.0
6,190	5.500%, 11/01/2033	6,944	0.0
926	5.500%, 11/01/2033	1,048	0.0
7,135	5.500%, 11/01/2033	8,232	0.0
3,990	5.500%, 11/01/2033	4,487	0.0
1,214	5.500%, 12/01/2033	1,402	0.0
76,651	5.500%, 12/01/2033	87,281	0.0
245,912	5.500%, 12/01/2033	284,986	0.0
13,709	5.500%, 12/01/2033	15,704	0.0
41,256	5.500%, 12/01/2033	47,816	0.0
10,925	5.500%, 01/01/2034	12,548	0.0
7,958	5.500%, 01/01/2034	8,874	0.0
659	5.500%, 01/01/2034	749	0.0
17,609	5.500%, 01/01/2034	19,656	0.0
81,791	5.500%, 01/01/2034	93,541	0.0
6,275	5.500%, 06/01/2034	7,225	0.0
43,496	5.500%, 11/01/2034	50,391	0.0
5,321	5.500%, 11/01/2034	5,931	0.0
929	5.500%, 12/01/2034	1,077	0.0
30,858	5.500%, 01/01/2035	34,838	0.0
12,386	5.500%, 01/01/2035	14,351	0.0
31,145	5.500%, 01/01/2035	35,786	0.0
1,261,396	5.500%, 02/01/2035	1,462,182	0.1
9,716	5.500%, 02/01/2035	10,901	0.0
6,433	5.500%, 03/01/2035	7,171	0.0
7,757	5.500%, 06/01/2035	8,651	0.0
7,209	5.500%, 07/01/2035	8,234	0.0
842,958	5.500%, 08/01/2035	976,428	0.0
4,135	5.500%, 10/01/2035	4,788	0.0
46,691	5.500%, 11/01/2035	54,028	0.0
440	5.500%, 11/01/2035	497	0.0
708	5.500%, 12/01/2035	821	0.0
743	5.500%, 12/01/2035	860	0.0
120,966	5.500%, 12/01/2035	138,472	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
10,893	5.500%, 12/01/2035	$12,618	0.0
71,111	5.500%, 01/01/2036	82,454	0.0
10,347	5.500%, 01/01/2036	11,977	0.0
441	5.500%, 02/01/2036	492	0.0
10,771	5.500%, 04/01/2036	12,488	0.0
846,230	5.500%, 07/01/2036	981,146	0.0
487	5.500%, 08/01/2036	564	0.0
72,734	5.500%, 09/01/2036	84,241	0.0
42,946	5.500%, 09/01/2036	49,774	0.0
102,993	5.500%, 12/01/2036	119,499	0.0
129,894	5.500%, 12/01/2036	150,809	0.0
1,415	5.500%, 12/01/2036	1,645	0.0
1,041	5.500%, 12/01/2036	1,207	0.0
14,992	5.500%, 01/01/2037	17,418	0.0
65,075	5.500%, 01/01/2037	75,585	0.0
93,808	5.500%, 02/01/2037	108,938	0.0
254,781	5.500%, 03/01/2037	290,408	0.0
10,352	5.500%, 04/01/2037	12,025	0.0
22,563	5.500%, 05/01/2037	26,249	0.0
1,450	5.500%, 05/01/2037	1,658	0.0
621	5.500%, 05/01/2037	722	0.0
14,059	5.500%, 05/01/2037	16,341	0.0
25,922	5.500%, 06/01/2037	30,137	0.0
61,561	5.500%, 06/01/2037	71,511	0.0
20,783	5.500%, 07/01/2037	24,063	0.0
26,708	5.500%, 08/01/2037	31,051	0.0
13,584	5.500%, 08/01/2037	15,750	0.0
34,945	5.500%, 08/01/2037	40,519	0.0
93,783	5.500%, 09/01/2037	109,022	0.0
651	5.500%, 11/01/2037	758	0.0
341,383	5.500%, 01/01/2038	397,270	0.0
577	5.500%, 02/01/2038	671	0.0
1,204	5.500%, 02/01/2038	1,400	0.0
5,592	5.500%, 03/01/2038	6,347	0.0
273,873	5.500%, 03/01/2038	318,868	0.0
71,167	5.500%, 04/01/2038	82,837	0.0
13,004	5.500%, 04/01/2038	14,672	0.0
588	5.500%, 04/01/2038	684	0.0
163,796	5.500%, 05/01/2038	190,472	0.0
2,617	5.500%, 05/01/2038	3,048	0.0
6,250	5.500%, 05/01/2038	7,266	0.0
79,530	5.500%, 06/01/2038	92,582	0.0
25,535	5.500%, 06/01/2038	29,571	0.0
1,586,326	5.500%, 06/01/2038	1,845,068	0.1
36,589	5.500%, 07/01/2038	42,603	0.0
470	5.500%, 07/01/2038	547	0.0
56,952	5.500%, 07/01/2038	65,804	0.0
43,583	5.500%, 07/01/2038	50,754	0.0

See Accompanying Notes to Financial Statements
127

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
21,439	5.500%, 08/01/2038	$24,908	0.0
9,990	5.500%, 08/01/2038	11,583	0.0
79,477	5.500%, 08/01/2038	92,441	0.0
174,005	5.500%, 11/01/2038	202,640	0.0
45,163	5.500%, 11/01/2038	52,130	0.0
153	5.500%, 12/01/2038	176	0.0
27,025	5.500%, 12/01/2038	31,473	0.0
330,396	5.500%, 01/01/2039	384,759	0.0
47,545	5.500%, 01/01/2039	55,270	0.0
93,887	5.500%, 01/01/2039	109,019	0.0
17,388	5.500%, 03/01/2039	20,249	0.0
161,993	5.500%, 06/01/2039	188,579	0.0
268,775	5.500%, 06/01/2039	312,331	0.0
16,095	5.500%, 05/01/2040	17,943	0.0
15,984	5.500%, 07/01/2041	18,587	0.0
327,893	5.500%, 09/01/2041	379,634	0.0
287	6.000%, 09/01/2021	321	0.0
1,430	6.000%, 04/01/2022	1,602	0.0
3,844	6.000%, 06/01/2022	4,307	0.0
967	6.000%, 01/01/2023	1,083	0.0
185	6.000%, 03/01/2024	208	0.0
71,156	6.000%, 11/01/2028	79,769	0.0
334	6.000%, 04/01/2031	387	0.0
264	6.000%, 01/01/2032	296	0.0
691	6.000%, 11/01/2032	820	0.0
547	6.000%, 11/01/2032	615	0.0
37,583	6.000%, 01/01/2033	44,218	0.0
2,522	6.000%, 09/01/2033	2,866	0.0
368	6.000%, 01/01/2034	417	0.0
66,093	6.000%, 06/01/2035	75,802	0.0
11,067	6.000%, 07/01/2035	13,135	0.0
4,822	6.000%, 07/01/2035	5,412	0.0
4,444	6.000%, 07/01/2035	5,264	0.0
6,010	6.000%, 07/01/2035	6,779	0.0
386	6.000%, 10/01/2035	433	0.0
2,581	6.000%, 10/01/2035	2,901	0.0
53,301	6.000%, 11/01/2035	62,148	0.0
210,545	6.000%, 12/01/2035	237,517	0.0
44,558	6.000%, 12/01/2035	52,914	0.0
2,330	6.000%, 12/01/2035	2,615	0.0
7,574	6.000%, 01/01/2036	8,665	0.0
234	6.000%, 02/01/2036	262	0.0
33,713	6.000%, 02/01/2036	40,010	0.0
33,590	6.000%, 02/01/2036	39,867	0.0
15,991	6.000%, 02/01/2036	18,073	0.0
22,811	6.000%, 03/01/2036	26,897	0.0
29,674	6.000%, 03/01/2036	34,414	0.0
15,409	6.000%, 04/01/2036	18,273	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
32,530	6.000%, 04/01/2036	$38,574	0.0
11,530	6.000%, 05/01/2036	13,250	0.0
11,670	6.000%, 05/01/2036	13,124	0.0
2,403	6.000%, 06/01/2036	2,791	0.0
358	6.000%, 06/01/2036	414	0.0
1,279	6.000%, 07/01/2036	1,443	0.0
3,977	6.000%, 07/01/2036	4,496	0.0
15,532	6.000%, 07/01/2036	17,476	0.0
71,928	6.000%, 07/01/2036	85,418	0.0
3,718	6.000%, 08/01/2036	4,409	0.0
3,521	6.000%, 08/01/2036	4,070	0.0
23,134	6.000%, 08/01/2036	27,002	0.0
362,458	6.000%, 08/01/2036	430,222	0.0
186,933	6.000%, 08/01/2036	215,317	0.0
18,192	6.000%, 08/01/2036	21,588	0.0
12,987	6.000%, 09/01/2036	14,911	0.0
59,111	6.000%, 09/01/2036	66,305	0.0
26,809	6.000%, 09/01/2036	31,785	0.0
13,454	6.000%, 09/01/2036	15,698	0.0
40,288	6.000%, 09/01/2036	46,985	0.0
259	6.000%, 09/01/2036	298	0.0
12,934	6.000%, 09/01/2036	15,361	0.0
2,379	6.000%, 10/01/2036	2,670	0.0
11,951	6.000%, 10/01/2036	14,175	0.0
33,236	6.000%, 10/01/2036	39,428	0.0
38,379	6.000%, 10/01/2036	45,513	0.0
13,571	6.000%, 10/01/2036	15,338	0.0
32,504	6.000%, 10/01/2036	38,547	0.0
47,682	6.000%, 11/01/2036	53,880	0.0
26,913	6.000%, 11/01/2036	31,932	0.0
9,526	6.000%, 11/01/2036	10,903	0.0
15,835	6.000%, 11/01/2036	17,754	0.0
38,360	6.000%, 12/01/2036	45,557	0.0
3,361	6.000%, 12/01/2036	3,992	0.0
99,490	6.000%, 12/01/2036	112,191	0.0
21,658	6.000%, 12/01/2036	24,340	0.0
4,222	6.000%, 12/01/2036	4,787	0.0
1,449	6.000%, 12/01/2036	1,682	0.0
43,358	6.000%, 12/01/2036	48,665	0.0
7,856	6.000%, 01/01/2037	9,314	0.0
573	6.000%, 01/01/2037	677	0.0
11,161	6.000%, 01/01/2037	12,524	0.0
1,006	6.000%, 01/01/2037	1,192	0.0
90,053	6.000%, 02/01/2037	106,832	0.0
8,054	6.000%, 02/01/2037	9,102	0.0
14,053	6.000%, 02/01/2037	16,689	0.0
1,366	6.000%, 02/01/2037	1,541	0.0
18,759	6.000%, 03/01/2037	21,900	0.0

See Accompanying Notes to Financial Statements
128

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
157,924	6.000%, 03/01/2037	$186,856	0.0
6,724	6.000%, 03/01/2037	7,843	0.0
708	6.000%, 03/01/2037	839	0.0
13,791	6.000%, 03/01/2037	15,723	0.0
16,421	6.000%, 03/01/2037	19,484	0.0
109,553	6.000%, 04/01/2037	127,666	0.0
44,749	6.000%, 04/01/2037	53,128	0.0
7,066	6.000%, 04/01/2037	8,346	0.0
14,426	6.000%, 04/01/2037	17,134	0.0
21,382	6.000%, 04/01/2037	25,085	0.0
30,432	6.000%, 04/01/2037	34,212	0.0
30,885	6.000%, 04/01/2037	35,382	0.0
774	6.000%, 04/01/2037	868	0.0
327	6.000%, 04/01/2037	366	0.0
1,871	6.000%, 04/01/2037	2,218	0.0
2,413	6.000%, 04/01/2037	2,723	0.0
674	6.000%, 04/01/2037	756	0.0
29,435	6.000%, 04/01/2037	33,065	0.0
34,321	6.000%, 04/01/2037	40,760	0.0
2,340	6.000%, 05/01/2037	2,680	0.0
13,657	6.000%, 05/01/2037	15,322	0.0
5,849	6.000%, 05/01/2037	6,570	0.0
5,622	6.000%, 05/01/2037	6,563	0.0
15,140	6.000%, 05/01/2037	17,981	0.0
16,239	6.000%, 05/01/2037	18,319	0.0
1,045	6.000%, 05/01/2037	1,172	0.0
11,227	6.000%, 05/01/2037	12,598	0.0
1,149	6.000%, 05/01/2037	1,290	0.0
25,917	6.000%, 05/01/2037	30,578	0.0
42,120	6.000%, 05/01/2037	47,628	0.0
21,887	6.000%, 05/01/2037	24,724	0.0
86,323	6.000%, 05/01/2037	102,515	0.0
2,608	6.000%, 06/01/2037	2,931	0.0
5,221	6.000%, 06/01/2037	6,162	0.0
5,745	6.000%, 06/01/2037	6,711	0.0
5,283	6.000%, 06/01/2037	5,926	0.0
25,052	6.000%, 06/01/2037	28,105	0.0
3,863	6.000%, 06/01/2037	4,342	0.0
60,979	6.000%, 06/01/2037	72,373	0.0
19,527	6.000%, 07/01/2037	22,274	0.0
89,158	6.000%, 07/01/2037	100,154	0.0
6,083	6.000%, 07/01/2037	7,222	0.0
7,070	6.000%, 07/01/2037	7,927	0.0
3,085	6.000%, 07/01/2037	3,601	0.0
11,908	6.000%, 07/01/2037	13,601	0.0
8,377	6.000%, 07/01/2037	9,853	0.0
54,797	6.000%, 07/01/2037	64,998	0.0
13,878	6.000%, 07/01/2037	15,603	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
32,759	6.000%, 07/01/2037	$36,809	0.0
20,000	6.000%, 08/01/2037	23,686	0.0
4,852	6.000%, 08/01/2037	5,733	0.0
46,431	6.000%, 08/01/2037	54,539	0.0
6,326	6.000%, 08/01/2037	7,105	0.0
39,334	6.000%, 08/01/2037	44,138	0.0
7,984	6.000%, 08/01/2037	8,957	0.0
9,097	6.000%, 08/01/2037	10,205	0.0
17,745	6.000%, 08/01/2037	19,912	0.0
2,662	6.000%, 09/01/2037	3,159	0.0
249,574	6.000%, 09/01/2037	296,410	0.0
8,101	6.000%, 09/01/2037	9,106	0.0
16,060	6.000%, 09/01/2037	19,073	0.0
65,487	6.000%, 09/01/2037	75,851	0.0
1,406	6.000%, 09/01/2037	1,664	0.0
1,184	6.000%, 10/01/2037	1,364	0.0
30,792	6.000%, 10/01/2037	36,500	0.0
51,289	6.000%, 11/01/2037	60,720	0.0
33,013	6.000%, 11/01/2037	38,856	0.0
868	6.000%, 11/01/2037	1,027	0.0
1,091	6.000%, 12/01/2037	1,291	0.0
72,219	6.000%, 12/01/2037	83,697	0.0
19,568	6.000%, 12/01/2037	22,642	0.0
59,571	6.000%, 12/01/2037	70,719	0.0
19,763	6.000%, 02/01/2038	23,026	0.0
73,670	6.000%, 02/01/2038	85,767	0.0
127,546	6.000%, 02/01/2038	151,236	0.0
1,197	6.000%, 03/01/2038	1,421	0.0
4,007	6.000%, 03/01/2038	4,498	0.0
23,889	6.000%, 03/01/2038	28,170	0.0
59,663	6.000%, 05/01/2038	70,322	0.0
3,402	6.000%, 05/01/2038	4,037	0.0
1,071	6.000%, 06/01/2038	1,202	0.0
11,275	6.000%, 06/01/2038	13,379	0.0
42,720	6.000%, 07/01/2038	50,394	0.0
111,640	6.000%, 07/01/2038	130,895	0.0
1,061	6.000%, 08/01/2038	1,254	0.0
15,023	6.000%, 09/01/2038	16,960	0.0
26,489	6.000%, 09/01/2038	31,443	0.0
3,418	6.000%, 09/01/2038	3,853	0.0
6,135	6.000%, 09/01/2038	7,287	0.0
1,508	6.000%, 10/01/2038	1,765	0.0
12,233	6.000%, 10/01/2038	13,726	0.0
26,440	6.000%, 10/01/2038	30,773	0.0
71,531	6.000%, 10/01/2038	80,297	0.0
14,425	6.000%, 10/01/2038	16,916	0.0
11,833	6.000%, 10/01/2038	14,006	0.0
377	6.000%, 10/01/2038	423	0.0

See Accompanying Notes to Financial Statements
129

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,165	6.000%, 11/01/2038	$1,309	0.0
492	6.000%, 11/01/2038	571	0.0
120,714	6.000%, 11/01/2038	137,752	0.0
68,230	6.000%, 12/01/2038	81,034	0.0
1,905	6.000%, 12/01/2038	2,174	0.0
13,189	6.000%, 12/01/2038	14,905	0.0
18,045	6.000%, 10/01/2039	21,351	0.0
1,366	6.000%, 10/01/2039	1,621	0.0
404,382	6.000%, 02/01/2040	478,014	0.0
17,419	6.000%, 04/01/2040	20,636	0.0
113,076	6.000%, 09/01/2040	127,328	0.0
177,639	6.000%, 10/01/2040	210,447	0.0
262,293	6.000%, 05/01/2041	310,116	0.0
3,939	6.500%, 04/01/2027	4,413	0.0
860	6.500%, 02/01/2028	963	0.0
17	6.500%, 06/01/2029	19	0.0
6,408	6.500%, 01/01/2032	7,200	0.0
7,363	6.500%, 04/01/2032	8,487	0.0
12,684	6.500%, 10/01/2032	14,210	0.0
9,056	6.500%, 10/01/2032	10,152	0.0
5,285	6.500%, 03/01/2038	6,379	0.0
636	7.000%, 08/01/2025	680	0.0
552	7.000%, 02/01/2026	554	0.0
5,529	7.000%, 03/01/2026	5,961	0.0
7,203	7.000%, 03/01/2026	7,303	0.0
1,672	7.000%, 03/01/2026	1,678	0.0
578	7.000%, 12/01/2027	586	0.0
244,038	7.000%, 03/01/2038	293,260	0.0
494,015	7.000%, 04/01/2038	609,523	0.0
9,483	7.500%, 09/01/2031	11,209	0.0
		204,952,480	6.1
	Total U.S. Government Agency Obligations (Cost $343,343,447)	361,097,184	10.7
ASSET-BACKED SECURITIES: 10.6%
	Automobile Asset-Backed Securities: 0.3%
1,800,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,897,344	0.1
1,650,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	1,685,704	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,300,000	AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	$1,304,686	0.0
955,133 (1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	964,854	0.0
700,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	708,090	0.0
1,900,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	1,947,922	0.1
2,650,000	Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	2,701,917	0.1
		11,210,517	0.3
	Home Equity Asset-Backed Securities: 0.2%
1,282,475 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,227,610	0.0
397,256	Home Equity Asset Trust 2005-2 M5, 1.187%, (US0001M + 1.095%), 07/25/2035	398,076	0.0
1,575,216	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.007%, (US0001M + 0.915%), 03/25/2035	1,576,565	0.1
322,274	New Century Home Equity Loan Trust 2005-2 M3, 0.827%, (US0001M + 0.735%), 06/25/2035	322,330	0.0
50,613	Renaissance Home Equity Loan Trust 2003-2 A, 0.972%, (US0001M + 0.880%), 08/25/2033	49,975	0.0

See Accompanying Notes to Financial Statements
130

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
1,561,798 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$1,683,369	0.1
55,027	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.172%, (US0001M + 0.080%), 11/25/2036	21,190	0.0
		5,279,115	0.2
	Other Asset-Backed Securities: 9.4%
2,000,000 (1)	AGL CLO 12 Ltd. 2021-12A C, 1.980%, (US0003M + 1.850%), 07/20/2034	2,000,066	0.1
8,750,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 1.518%, (US0003M + 1.330%), 01/20/2033	8,764,315	0.3
2,444,683 (1)(3)(4)(6)(9)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	—	—
650,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	643,872	0.0
9,500,000 (1)	Apidos CLO XXXII 2019-32A A1, 1.508%, (US0003M + 1.320%), 01/20/2033	9,508,541	0.3
4,500,000 (1)	Apidos CLO XXXIII 2020-33A A, 1.876%, (US0003M + 1.700%), 07/24/2031	4,501,800	0.1
8,000,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.414%, (US0003M + 1.230%), 01/15/2030	7,975,488	0.2
3,470,000 (1)	Babson CLO Ltd. 2017-1A A2, 1.540%, (US0003M + 1.350%), 07/18/2029	3,469,344	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 1.488%, (US0003M + 1.300%), 07/20/2029	4,392,987	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
750,430 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.054%, 10/25/2036	$750,668	0.0
3,200,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.520%, (US0003M + 1.330%), 01/17/2033	3,206,608	0.1
2,250,000 (1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.338%, (US0003M + 2.150%), 01/20/2032	2,238,773	0.1
5,000,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.534%, (US0003M + 1.350%), 01/15/2033	5,005,570	0.2
1,450,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000%), 04/15/2034	1,443,050	0.0
5,000,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A C, 2.146%, (US0003M + 2.000%), 04/19/2034	4,999,945	0.2
6,300,000 (1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.438%, (US0003M + 2.250%), 07/20/2029	6,284,174	0.2
2,350,000 (1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,461,018	0.1
3,490,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 1.248%, (US0003M + 1.170%), 07/20/2034	3,497,179	0.1
3,000,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 2.078%, (US0003M + 2.000%), 07/20/2034	3,000,294	0.1

See Accompanying Notes to Financial Statements
131

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,000,000 (1)	Carbone CLO Ltd. 2017-1A A1, 1.328%, (US0003M + 1.140%), 01/20/2031	$4,001,428	0.1
5,500,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 2.210%, (US0003M + 2.050%), 04/20/2034	5,504,895	0.2
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.320%, (US0003M + 1.130%), 04/17/2031	2,400,158	0.1
3,250,000 (1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 2.146%, (US0003M + 2.000%), 07/23/2034	3,250,000	0.1
48,015	Chase Funding Trust Series 2002-4 2A1, 0.832%, (US0001M + 0.740%), 10/25/2032	47,752	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 0.692%, (US0001M + 0.600%), 07/25/2033	103,372	0.0
3,000,000 (1)	CIFC Funding 2017-2A CR Ltd., 1.978%, (US0003M + 1.850%), 04/20/2030	3,000,078	0.1
4,000,000 (1)	CIFC Funding 2019-6A A1 Ltd., 1.514%, (US0003M + 1.330%), 01/16/2033	4,004,008	0.1
5,220,870	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.392%, (US0001M + 0.150%), 10/25/2036	4,820,218	0.1
933,375 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,034,406	0.0
491,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	520,494	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
12,160,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 1.394%, (US0003M + 1.210%), 10/15/2030	$12,159,976	0.4
1,400,000 (1)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	1,471,957	0.0
1,368,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,479,480	0.0
1,200,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 1.204%, (US0003M + 1.020%), 04/15/2031	1,198,859	0.0
7,460,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.356%, (US0003M + 1.200%), 08/15/2030	7,461,529	0.2
5,000,000 (1)	Dryden Senior Loan Fund 2017-47A CR, 2.196%, (US0003M + 2.050%), 04/15/2028	5,000,085	0.2
3,662,325 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,831,920	0.1
2,100,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 1.374%, (US0003M + 1.190%), 10/15/2030	2,100,021	0.1
113,507	GSAMP Trust 2007-FM1 A2A, 0.162%, (US0001M + 0.070%), 12/25/2036	69,857	0.0
1,510,363 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,591,459	0.0
2,000,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 2.188%, (US0003M + 2.000%), 10/20/2027	1,997,504	0.1
4,300,000 (1)(8)	KKR CLO 21 A Ltd., 1.184%, (US0003M + 1.000%), 04/15/2031	4,287,435	0.1

See Accompanying Notes to Financial Statements
132

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
10,000,000 (1)	LCM 26A A2 Ltd., 1.438%, (US0003M + 1.250%), 01/20/2031	$9,999,970	0.3
2,450,000 (1)	LCM 30A CR Ltd., 2.146%, (US0003M + 2.000%), 04/20/2031	2,450,392	0.1
6,308,000 (1)	LCM XIV L.P. 14A AR, 1.228%, (US0003M + 1.040%), 07/20/2031	6,310,662	0.2
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 0.652%, (US0001M + 0.560%), 10/25/2034	57,316	0.0
2,090,000 (1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.142%, (US0003M + 2.000%), 04/19/2033	2,084,756	0.1
4,600,000 (1)	Magnetite CLO Ltd. 2020-26A A, 1.934%, (US0003M + 1.750%), 07/15/2030	4,603,151	0.1
1,750,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,790,132	0.1
1,902,988 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,054,824	0.1
1,115,287 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,188,450	0.0
2,266,846 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,411,816	0.1
2,000,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.634%, (US0003M + 2.450%), 10/16/2032	2,002,418	0.1
3,700,000 (1)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.926%, (US0003M + 1.750%), 07/25/2030	3,686,628	0.1
1,500,000 (1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	1,497,597	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
9,880,000 (1)	Oaktree CLO 2020-1A AR Ltd., 1.495%, (US0003M + 1.150%), 07/15/2034	$9,900,323	0.3
4,000,000 (1)	OCP CLO 2020-19 A A1 Ltd., 1.938%, (US0003M + 1.750%), 07/20/2031	4,001,452	0.1
5,050,000 (1)	OCP CLO 2021-21A C Ltd., 2.046%, (US0003M + 1.900%), 07/20/2034	5,050,975	0.2
3,950,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	3,933,971	0.1
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.540%, (US0003M + 1.350%), 07/19/2030	3,997,456	0.1
4,250,000 (1)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.176%, (US0003M + 1.000%), 01/25/2031	4,251,237	0.1
1,800,000 (1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.046%, (US0003M + 1.900%), 07/19/2035	1,801,798	0.1
8,000,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.496%, (US0003M + 1.340%), 11/15/2032	8,016,184	0.2
4,000,000 (1)	Palmer Square CLO 2013-2A BR3 Ltd., 2.005%, (US0003M + 1.850%), 10/17/2031	4,000,092	0.1
5,515,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.288%, (US0003M + 1.100%), 07/20/2030	5,509,055	0.2
7,000,000 (1)	Palmer Square CLO Ltd. 2021-2A C, 1.906%, (US0003M + 1.800%), 07/15/2034	7,007,021	0.2

See Accompanying Notes to Financial Statements
133

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
536,607	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.172%, (US0001M + 1.080%), 03/25/2035	$538,019	0.0
763,794 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.635%, 01/25/2036	772,275	0.0
2,450,000 (1)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	2,450,858	0.1
158,893	Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	169,395	0.0
4,375,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,474,528	0.1
1,500,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,546,182	0.0
3,200,000 (1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,317,565	0.1
1,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,035,910	0.0
1,533,208 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,625,256	0.0
2,600,000 (1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.440%, (US0003M + 2.300%), 04/25/2034	2,601,334	0.1
2,060,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.584%, (US0003M + 1.400%), 01/15/2033	2,062,064	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,800,000 (1)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 2.346%, (US0003M + 2.200%), 07/20/2034	$2,800,000	0.1
1,887,586 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,112,699	0.1
8,200,000 (1)	Symphony CLO XXV Ltd. 2021-25A C, 2.235%, (US0003M + 2.050%), 04/19/2034	8,201,525	0.2
1,755,000 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,986,197	0.1
900,000 (1)	TCW CLO 2018-1A A1B2 Ltd., 1.876%, (US0003M + 1.700%), 04/25/2031	900,376	0.0
6,000,000 (1)	TCW CLO 2020-1A CRR Ltd., 2.196%, (US0003M + 2.050%), 04/20/2034	6,002,382	0.2
5,500,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,449,337	0.2
2,327,636 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.420%, (US0003M + 1.230%), 10/18/2030	2,328,062	0.1
9,500,000 (1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.366%, (US0003M + 1.190%), 11/01/2031	9,499,972	0.3
7,000,000 (1)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.646%, (US0003M + 2.500%), 04/15/2035	7,018,599	0.2
1,370,250 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,365,398	0.0
3,950,000 (1)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	3,949,992	0.1
		315,296,184	9.4

See Accompanying Notes to Financial Statements
134

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.7%
702,084 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	$718,790	0.0
506,174 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	525,871	0.0
909,542 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	933,187	0.0
187,527 (1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	187,527	0.0
750,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 1.673%, (US0001M + 1.600%), 10/15/2031	763,389	0.0
2,000,000 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,046,821	0.1
1,688,353 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	1,731,753	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,499,727	0.0
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,559,267	0.0
2,500,000 (1)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,587,912	0.1
2,100,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,192,795	0.1
2,200,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,297,528	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
5,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	$5,214,830	0.2
1,437,730 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	1,483,879	0.0
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,045,544	0.0
		24,788,820	0.7
	Total Asset-Backed Securities (Cost $352,617,364)	356,574,636	10.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.7%
3,500,000 (1)	Alen 2021-ACEN E Mortgage Trust, 4.073%, (US0001M + 4.000%), 04/15/2034	3,543,479	0.1
12,632,937 (3)(4)	BANK 2019-BNK16 XA, 1.119%, 02/15/2052	753,441	0.0
2,600,000 (1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,444,234	0.1
50,886,942 (3)(4)	BANK 2019-BNK19 XA, 1.092%, 08/15/2061	3,399,426	0.1
22,800,000 (1)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	556,532	0.0
27,713,854 (3)(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.202%, 08/15/2052	1,729,297	0.1
19,573,771 (3)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.208%, 03/15/2052	1,326,779	0.0
3,160,000 (1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	3,242,909	0.1
2,258,000 (1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	2,296,646	0.1

See Accompanying Notes to Financial Statements
135

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,537,000 (1)(10)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	$2,683,356	0.1
1,348,000 (1)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.525%, 05/25/2052	1,231,799	0.0
4,000,000 (1)	BX Commercial Mortgage Trust 2021-IRON E, 2.423%, (US0001M + 2.350%), 02/15/2038	4,027,910	0.1
2,280,000 (1)(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	2,387,941	0.1
5,500,000 (1)	BX Trust 2020-BXLP C, 1.900%, (US0001M + 1.800%), 06/15/2038	5,518,640	0.2
18,153,217 (3)(4)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	1,043,529	0.0
4,120,000 (1)(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.582%, 08/10/2049	3,207,606	0.1
35,134,456 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.040%, 09/15/2050	1,638,632	0.0
51,766,301 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.693%, 06/10/2051	2,006,565	0.1
2,101,000 (1)(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	2,289,772	0.1
13,582,702 (3)(4)	COMM 2012-CR2 XA, 1.776%, 08/15/2045	131,591	0.0
24,279,125 (3)(4)	COMM 2012-CR3 XA, 1.997%, 10/15/2045	308,801	0.0
65,166,000 (1)(3)(4)	COMM 2012-CR4 XB, 0.769%, 10/15/2045	525,277	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
19,345,692 (3)(4)	COMM 2012-CR5 XA, 1.651%, 12/10/2045	$312,667	0.0
25,371,134 (1)(3)(4)	COMM 2012-LC4 XA, 2.278%, 12/10/2044	227,597	0.0
1,910,000 (1)(3)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	1,885,176	0.1
910,000 (3)	COMM 2016-COR1 C, 4.510%, 10/10/2049	985,677	0.0
75,325,801 (3)(4)	COMM 2016-CR28 XA, 0.781%, 02/10/2049	1,901,193	0.1
3,906,000 (1)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,681,423	0.1
5,080,000 (3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	5,743,929	0.2
5,800,000	CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	6,151,603	0.2
4,520,000 (1)	CSWF 2021-SOP2 D, 2.390%, (US0001M + 2.317%), 06/15/2034	4,518,642	0.1
4,831,698 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.742%, (US0001M + 3.650%), 07/10/2044	3,913,675	0.1
2,000,000 (1)	Extended Stay America Trust 2021-ESH E, 2.925%, (US0001M + 2.850%), 07/15/2038	2,014,993	0.1
2,650,000 (1)	Extended Stay America Trust 2021-ESH F, 3.775%, (US0001M + 3.700%), 07/15/2038	2,669,868	0.1
10,581,218	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	2,017,218	0.1

See Accompanying Notes to Financial Statements
136

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,470,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	$582,765	0.0
42,327,934 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.336%, 08/25/2022	485,281	0.0
22,000,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	651,035	0.0
27,650,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	783,402	0.0
10,700,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	397,120	0.0
1,500,000 (1)	FREMF 2019-KBF3 C Mortgage Trust, 4.836%, (US0001M + 4.750%), 01/25/2029	1,515,475	0.0
5,200,000 (1)(10)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	3,154,053	0.1
66,383,943 (1)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	308,845	0.0
7,380,000 (1)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	43,672	0.0
507,135,064 (1)(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	57,509	0.0
1,000,000 (1)(3)	FRR Re-REMIC Trust 2018-C1 B725, 3.012%, 02/27/2050	1,006,052	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (1)(3)(6)	FRR Re-REMIC Trust 2018-C1 C725, 0.353%, 02/27/2050	$2,734,210	0.1
6,158,000 (1)(6)	GAM Re-REMIC Trust 2021-FRR1 1B, 4.270%, 07/28/2027	4,751,932	0.1
8,097,000 (1)(6)	GAM Re-REMIC Trust 2021-FRR1 2B, 4.320%, 12/29/2027	6,117,925	0.2
3,070,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,690,224	0.1
29,062,975 (3)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.193%, 11/10/2046	577,760	0.0
39,588,982 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.105%, 06/10/2047	823,095	0.0
6,930,000 (1)(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	7,069,174	0.2
5,310,000 (1)(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	5,309,442	0.2
105,489,400 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	5,902,860	0.2
2,049,721 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.106%, 10/15/2048	57,913	0.0
100,000 (1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	100,498	0.0
18,909,375 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.543%, 06/15/2045	73,779	0.0

See Accompanying Notes to Financial Statements
137

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
42,820,734 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.810%, 12/15/2049	$1,051,977	0.0
3,720,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.048%, 01/15/2047	3,744,576	0.1
1,000,000 (1)	KNDL 2019-KNSQ F Mortgage Trust, 2.073%, (US0001M + 2.000%), 05/15/2036	967,971	0.0
982,390 (1)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.629%, 11/15/2038	3,179	0.0
5,132,565 (1)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.629%, 11/15/2038	16,609	0.0
2,300,000 (1)	Life 2021-BMR F Mortgage Trust, 2.423%, (US0001M + 2.350%), 03/15/2038	2,312,947	0.1
4,447,000 (1)(3)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.367%, 04/20/2048	4,238,361	0.1
3,151,000 (1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.625%, (US0001M + 2.500%), 07/15/2036	3,151,993	0.1
4,250,000 (1)	MHC Commercial Mortgage Trust 2021-MHC D, 1.674%, (US0001M + 1.601%), 04/15/2038	4,264,124	0.1
1,706,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.063%, 04/15/2047	1,775,006	0.1
3,943,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,360,079	0.1
1,900,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,700,562	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
940,000 (1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/15/2054	$975,797	0.0
2,820,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	3,004,391	0.1
2,060,000 (1)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	1,522,917	0.0
3,520,000 (1)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	2,031,057	0.1
26,675,969 (3)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.184%, 12/15/2047	762,055	0.0
25,106,147 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.689%, 04/15/2054	2,992,309	0.1
1,630,000 (1)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.901%, 11/15/2044	1,610,932	0.0
6,583,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,799,867	0.2
33,942,943 (1)(3)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.257%, 03/15/2048	492,095	0.0
2,500,000 (3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,578,513	0.1
18,718,802 (1)(3)(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.941%, 08/15/2045	191,697	0.0
9,020,000 (1)(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.383%, 03/15/2045	7,032,587	0.2

See Accompanying Notes to Financial Statements
138

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,510,000 (3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	$8,973,238	0.3
	Total Commercial Mortgage-Backed Securities (Cost $193,080,122)	192,066,683	5.7

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 23.9%
	Affiliated Investment Companies: 23.9%
9,624,245	Voya Emerging Markets Corporate Debt Fund - Class P	99,995,907	3.0
14,633,086	Voya Emerging Markets Hard Currency Debt Fund - Class P	142,672,590	4.2
8,589,572	Voya Emerging Markets Local Currency Debt Fund - Class P	57,550,131	1.7
91,635	Voya Floating Rate Fund - Class P	831,132	0.0
16,743,162	Voya High Yield Bond Fund - Class P	135,787,040	4.0
15,714,422	Voya Investment Grade Credit Fund - Class P	178,515,839	5.3
19,456,424	Voya Securitized Credit Fund - Class P	191,062,084	5.7
	Total Mutual Funds (Cost $793,908,162)	806,414,723	23.9
	Value	Percentage of Net Assets

PURCHASED OPTIONS (11): 0.0%
Total Purchased Options (Cost $1,254,101)	1,358,879	0.0
Total Long-Term Investments (Cost $3,280,076,413)	$3,379,694,027	100.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Commercial Paper: 0.5%
5,000,000	Dominion Resources, Inc., 0.140%, 07/19/2021	$4,999,622	0.2
4,000,000	Entergy Corp., 0.200%, 07/14/2021	3,999,689	0.1
6,200,000	Sherwin-Williams Co., 0.190%, 07/20/2021	6,199,370	0.2
	Total Commercial Paper (Cost $15,198,637)	15,198,681	0.5

	Repurchase Agreements: 0.3%
2,866,000 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,866,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $2,923,320, due 07/25/21-05/20/71)	2,866,000	0.1
1,289,945 (12)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,289,948, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,315,744, due 08/01/21-06/01/51)	1,289,945	0.0

See Accompanying Notes to Financial Statements
139

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,638,870 (12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,638,873, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,671,650, due 05/01/24-04/20/71)	$1,638,870	0.0
2,866,000 (12)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,866,007, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $2,923,328, due 02/28/27)	2,866,000	0.1
2,757,885 (12)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $2,757,889, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,813,043, due 08/01/21-04/15/62)	2,757,885	0.1
	Total Repurchase Agreements (Cost $11,418,700)	11,418,700	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
9,613,000 (12)(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$9,613,000	0.3
179,000 (12)(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	179,000	0.0
358,000 (12)(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	358,000	0.0
	Total Mutual Funds (Cost $10,150,000)	10,150,000	0.3
	Total Short-Term Investments (Cost $36,767,337)	36,767,381	1.1
	Total Investments in Securities (Cost $3,316,843,750)	$3,416,461,408	101.3
	Liabilities in Excess of Other Assets	(45,428,884)	(1.3)
	Net Assets	$3,371,032,524	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.

(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)
Represents or includes a TBA transaction.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

See Accompanying Notes to Financial Statements
140

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
Corporate Bonds/Notes	27.1%
Mutual Funds	23.9%
Collateralized Mortgage Obligations	15.7%
U.S. Government Agency Obligations	10.7%
Asset-Backed Securities	10.6%
U.S. Treasury Obligations	6.4%
Commercial Mortgage-Backed Securities	5.7%
Municipal Bonds	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(0.2)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.
(10)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$806,414,723	$—	$—	$806,414,723
Purchased Options	—	1,358,879	—	1,358,879
Corporate Bonds/Notes	—	914,620,699	—	914,620,699
Collateralized Mortgage Obligations	—	527,823,766	—	527,823,766
Municipal Bonds	—	2,163,434	—	2,163,434
Asset-Backed Securities	—	356,574,636	—	356,574,636
Commercial Mortgage-Backed Securities	—	192,066,683	—	192,066,683
U.S. Government Agency Obligations	—	361,097,184	—	361,097,184
U.S. Treasury Obligations	—	217,574,023	—	217,574,023
Short-Term Investments	10,150,000	26,617,381	—	36,767,381
Total Investments, at fair value	$816,564,723	$2,599,896,685	$—	$3,416,461,408
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,041,084	—	1,041,084
Futures	7,344,867	—	—	7,344,867
Total Assets	$823,909,590	$2,600,937,769	$—	$3,424,847,359
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,626,705)	$—	$(1,626,705)
Forward Foreign Currency Contracts	—	(340,811)	—	(340,811)
Futures	(3,827,691)	—	—	(3,827,691)
Written Options	—	(881,808)	—	(881,808)
Total Liabilities	$(3,827,691)	$(2,849,324)	$—	$(6,677,015)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
141

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund – Class P	$98,587,276	$2,250,718	$—	$(842,087)	$99,995,907	$2,250,718	$—	$—
Voya Emerging Markets Hard Currency Debt Fund – Class P	143,867,617	3,633,596	—	(4,828,623)	142,672,590	3,633,596	—	—
Voya Emerging Markets Local Currency Debt Fund – Class P	60,168,510	918,694	—	(3,537,073)	57,550,131	918,694	—	—
Voya Floating Rate Fund – Class P	805,101	16,091	—	9,940	831,132	16,091	—	—
Voya High Yield Bond Fund – Class P	130,980,813	3,654,339	—	1,151,888	135,787,040	3,654,339	—	—
Voya Investment Grade Credit Fund – Class P	179,924,268	2,738,505	—	(4,146,934)	178,515,839	2,738,505	—	—
Voya Securitized Credit Fund – Class P	184,966,051	2,476,627	—	3,619,406	191,062,084	2,476,627	—	—
	$799,299,636	$15,688,570	$—	$(8,573,483)	$806,414,723	$15,688,570	$—	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,106,218	MXN 122,418,537	Barclays Bank PLC	07/23/21	$(18,700)
USD 2,566,107	CZK 53,820,783	BNP Paribas	08/06/21	64,102
USD 2,148,527	HUF 621,498,481	BNP Paribas	08/06/21	52,375
USD 2,874,101	COP 10,683,261,693	Citibank N.A.	07/23/21	30,419
USD 5,709,750	CNY 36,684,320	Citibank N.A.	08/06/21	51,205
USD 3,421	ILS 11,094	Citibank N.A.	08/06/21	17
USD 849,723	PEN 3,147,883	Credit Suisse International	07/23/21	30,607
USD 849,723	PEN 3,147,883	Credit Suisse International	07/23/21	30,607
USD 4,706,827	BRL 25,054,440	Goldman Sachs International	07/23/21	(318,974)
USD 3,173,067	MYR 13,034,344	Goldman Sachs International	08/06/21	38,341
USD 87,324	PHP 4,202,365	HSBC Bank USA N.A.	08/06/21	1,511
USD 1,287,641	TRY 11,065,391	HSBC Bank USA N.A.	08/06/21	40,228
USD 2,170,542	CLP 1,551,286,349	JPMorgan Chase Bank N.A.	07/23/21	59,302
USD 1,565,912	RON 6,364,323	JPMorgan Chase Bank N.A.	08/06/21	36,105
USD 4,592,486	ZAR 63,520,811	Morgan Stanley Capital Services LLC	08/06/21	164,134
USD 5,237,854	PLN 19,482,975	Morgan Stanley Capital Services LLC	08/06/21	127,394
USD 4,813,451	RUB 350,169,974	Standard Chartered Bank	08/06/21	53,387
USD 5,093,645	THB 158,691,497	Standard Chartered Bank	08/06/21	142,865
USD 5,692,904	IDR 81,522,390,850	Standard Chartered Bank	08/06/21	118,485
SGD 305,095	USD 230,024	Standard Chartered Bank	08/06/21	(3,137)
				$700,273
See Accompanying Notes to Financial Statements
142

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	547	09/21/21	$72,477,500	$328,534
U.S. Treasury 2-Year Note	197	09/30/21	43,403,101	(76,525)
U.S. Treasury 5-Year Note	686	09/30/21	84,672,766	(229,764)
U.S. Treasury Long Bond	556	09/21/21	89,377,000	2,375,824
U.S. Treasury Ultra Long Bond	575	09/21/21	110,795,313	4,640,509
			$400,725,680	$7,038,578
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(1,748)	09/21/21	(257,311,063)	(3,521,402)
			$(257,311,063)	$(3,521,402)
At June 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD 81,704,670	$(8,039,022)	$(1,626,705)
					$(8,039,022)	$(1,626,705)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0.733 USD	168,065,000	$1,254,101	$1,358,879
					$1,254,101	$1,358,879
At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0.751 USD	96,037,000	$667,841	$(852,262)
					$667,841	$(852,262)
See Accompanying Notes to Financial Statements
143

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.720%	3-month USD-LIBOR	09/24/21	USD 46,165,000	$402,518	$(29,546)
							$402,518	$(29,546)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$1,358,879
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,041,084
Interest rate contracts	Variation margin receivable on futures contracts**	7,344,867
Total Asset Derivatives		$9,744,830
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$340,811
Interest rate contracts	Variation margin payable on futures contracts**	3,827,691
Credit contracts	Variation margin payable on centrally cleared swaps**	1,626,705
Interest rate contracts	Written options, at fair value	29,546
Foreign exchange contracts	Written options, at fair value	852,262
Total Liability Derivatives		$6,677,015

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
144

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(717,969)	$—	$—	$(3,071,081)	$—	$(3,789,050)
Foreign exchange contracts	(2,527,718)	(2,482,429)	—	—	1,688,114	(3,322,033)
Interest rate contracts	—	—	(20,386,890)	(3,551,106)	2,636,890	(21,301,106)
Total	$(3,245,687)	$(2,482,429)	$(20,386,890)	$(6,622,187)	$4,325,004	$(28,412,189)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(102,186)	$—	$—	$(499,969)		$(602,155)
Foreign exchange contracts	867,951	2,927,974	—	—	(724,576)	3,071,349
Interest rate contracts	—	—	5,028,577	—	372,972	5,401,549
Total	$765,765	$2,927,974	$5,028,577	$(499,969)	$(351,604)	$7,870,743

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$1,358,879	$1,358,879
Forward foreign currency contracts	—	116,477	81,641	61,214	38,341	41,739	95,407	291,528	314,737	1,041,084
Total Assets	$—	$116,477	$81,641	$61,214	$38,341	$41,739	$95,407	$291,528	$1,673,616	$2,399,963
Liabilities:
Forward foreign currency contracts	$18,700	$—	$—	$—	$318,974	$—	$—	$—	$3,137	$340,811
Written options	29,546	—	—	—	—	—	—	—	852,262	881,808
Total Liabilities	$48,246	$—	$—	$—	$318,974	$—	$—	$—	$855,399	$1,222,619
Net OTC derivative instruments by counterparty, at fair value	$(48,246)	$116,477	$81,641	$61,214	$(280,633)	$41,739	$95,407	$291,528	$818,217	1,177,344
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$220,000	$—	$—	$—	$—	$220,000
Net Exposure(1)(2)	$(48,246)	$116,477	$81,641	$61,214	$(60,633)	$41,739	$95,407	$291,528	$818,217	$1,397,344

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2021, the Portfolio had pledged $100,000 in cash collateral to Standard Chartered Bank. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,308,854,063.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$143,292,786
Gross Unrealized Depreciation	(40,388,738)
Net Unrealized Appreciation	$102,904,048
See Accompanying Notes to Financial Statements
145

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Communication Services: 1.0%
232,391 (1)	Imax Corp.	$4,996,406	1.0

	Consumer Discretionary: 15.5%
102,056 (1)	Academy Sports & Outdoors, Inc.	4,208,789	0.9
111,623 (1)	Bloomin Brands, Inc.	3,029,448	0.6
88,559 (1)	Boyd Gaming Corp.	5,445,493	1.1
26,980 (1)	Bright Horizons Family Solutions, Inc.	3,969,028	0.8
49,508 (1)	Capri Holdings Ltd.	2,831,362	0.6
18,438 (1)	CROCS, Inc.	2,148,396	0.4
158,905	Dana, Inc.	3,775,583	0.8
11,562 (1)	Deckers Outdoor Corp.	4,440,617	0.9
78,434 (1)	Golden Entertainment, Inc.	3,513,843	0.7
197,807 (1)	Goodyear Tire & Rubber Co.	3,392,390	0.7
47,719	Kontoor Brands, Inc.	2,691,829	0.6
60,641	La-Z-Boy, Inc.	2,246,143	0.5
27,980	LCI Industries	3,677,132	0.8
187,379 (1)	Leslie’s, Inc.	5,151,049	1.1
75,246 (1)(2)	Lindblad Expeditions Holdings, Inc.	1,204,688	0.3
16,012	Lithia Motors, Inc.	5,502,364	1.1
36,640 (1)	Malibu Boats, Inc.	2,686,811	0.6
28,371 (1)	Marriott Vacations Worldwide Corp.	4,519,500	0.9
248,946 (1)	Modine Manufacturing Co.	4,130,014	0.9
46,357 (1)	Six Flags Entertainment Corp.	2,006,331	0.4
59,055	Winnebago Industries	4,013,378	0.8
		74,584,188	15.5

	Consumer Staples: 1.7%
140,739 (1)	elf Beauty, Inc.	3,819,657	0.8
91,227 (1)	Performance Food Group Co.	4,423,597	0.9
		8,243,254	1.7

	Energy: 2.8%
176,965	APA Corp.	3,827,753	0.8
15,683	DHT Holdings, Inc.	101,783	0.0
77,679 (1)(2)	Dril-Quip, Inc.	2,627,880	0.6
291,116	Marathon Oil Corp.	3,965,000	0.8
44,939 (1)	Renewable Energy Group, Inc.	2,801,497	0.6
		13,323,913	2.8

	Financials: 17.4%
107,395	Atlantic Union Bankshares Corp.	3,889,847	0.8
80,251	BankUnited, Inc.	3,425,915	0.7
150,004	Cadence BanCorp	3,132,084	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
80,496	Columbia Banking System, Inc.	$3,103,926	0.6
108,486	ConnectOne Bancorp, Inc.	2,839,079	0.6
52,502	Cowen, Inc.	2,155,207	0.5
208,742	Eastern Bankshares, Inc.	4,293,823	0.9
15,400	First Foundation, Inc.	346,654	0.1
128,078	First Horizon Corp.	2,213,188	0.5
97,538 (1)	Focus Financial Partners, Inc.	4,730,593	1.0
65,215 (1)	Green Dot Corp.	3,055,323	0.6
115,581	Home Bancshares, Inc./ Conway AR	2,852,539	0.6
102,992	New York Community Bancorp., Inc.	1,134,972	0.2
138,583	OFG Bancorp	3,065,456	0.6
47,789	Origin Bancorp, Inc.	2,029,121	0.4
94,522	Pacific Premier Bancorp, Inc.	3,997,335	0.8
19,875 (1)	Palomar Holdings, Inc.	1,499,768	0.3
42,370	Pinnacle Financial Partners, Inc.	3,740,847	0.8
66,021	PJT Partners, Inc.	4,712,579	1.0
27,582	Primerica, Inc.	4,223,908	0.9
80,494	PROG Holdings, Inc.	3,874,176	0.8
171,616	Provident Financial Services, Inc.	3,928,290	0.8
10,213	Signature Bank	2,508,823	0.5
44,725	South State Corp.	3,656,716	0.8
47,454	Stifel Financial Corp.	3,077,866	0.6
134,493 (1)	Trean Insurance Group, Inc.	2,028,154	0.4
47,859	Western Alliance Bancorp.	4,443,708	0.9
		83,959,897	17.4

	Health Care: 14.1%
34,426 (1)	Addus HomeCare Corp.	3,003,324	0.6
71,764 (1)	Akouos, Inc.	900,638	0.2
115,118 (1)	Amicus Therapeutics, Inc.	1,109,738	0.2
33,191 (1)	AMN Healthcare Services, Inc.	3,218,863	0.7
26,071 (1)	Arena Pharmaceuticals, Inc.	1,778,042	0.4
36,319 (1)	Arrowhead Pharmaceuticals, Inc.	3,007,940	0.6
28,021 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,720,279	0.6
14,224 (1)	Blueprint Medicines Corp.	1,251,143	0.3
60,182	Encompass Health Corp.	4,696,001	1.0
49,156	Ensign Group, Inc.	4,260,351	0.9
119,914 (1)(2)	Epizyme, Inc.	996,485	0.2
30,159 (1)	Fate Therapeutics, Inc.	2,617,500	0.5
45,394 (1)	Haemonetics Corp.	3,025,056	0.6
59,093 (1)	Insmed, Inc.	1,681,787	0.3
52,495 (1)	Integer Holdings Corp.	4,945,029	1.0

See Accompanying Notes to Financial Statements
146

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
33,798 (1)	ModivCare, Inc.	$5,748,026	1.2
33,519 (1)	Natera, Inc.	3,805,412	0.8
97,223 (1)(2)	Ontrak, Inc.	3,157,803	0.7
49,183 (1)	Progyny, Inc.	2,901,797	0.6
46,481 (1)	Rocket Pharmaceuticals, Inc.	2,058,644	0.4
107,874	Select Medical Holdings Corp.	4,558,755	0.9
139,187 (1)	Sotera Health Co.	3,372,501	0.7
37,558 (1)	Syneos Health, Inc.	3,361,065	0.7
		68,176,179	14.1

	Industrials: 15.9%
130,946 (1)	ACV Auctions, Inc.	3,356,146	0.7
129,354 (1)	Air Transport Services Group, Inc.	3,004,893	0.6
24,045	Alamo Group, Inc.	3,671,190	0.8
62,737	Altra Industrial Motion Corp.	4,079,160	0.8
31,939 (1)	ASGN, Inc.	3,095,847	0.6
33,816	Barrett Business Services, Inc.	2,455,380	0.5
88,149 (1)	Builders FirstSource, Inc.	3,760,436	0.8
52,483 (1)	Casella Waste Systems, Inc.	3,328,997	0.7
36,428	Curtiss-Wright Corp.	4,326,189	0.9
50,125	EMCOR Group, Inc.	6,174,899	1.3
36,062	EnerSys	3,524,339	0.7
71,338	Heidrick & Struggles International, Inc.	3,178,108	0.7
105,412	Hillenbrand, Inc.	4,646,561	1.0
39,919 (1)	Huron Consulting Group, Inc.	1,962,019	0.4
35,202	ICF International, Inc.	3,092,848	0.6
35,329	John Bean Technologies Corp.	5,038,622	1.0
23,853	Regal Beloit Corp.	3,184,614	0.7
75,774 (1)	Shoals Technologies Group, Inc.	2,689,977	0.6
16,216 (1)	Skywest, Inc.	698,423	0.1
38,764 (1)	SP Plus Corp.	1,185,791	0.2
96,662 (1)	Sun Country Airlines Holdings, Inc.	3,577,461	0.7
40,335	Werner Enterprises, Inc.	1,795,714	0.4
115,467 (1)	WillScot Mobile Mini Holdings Corp.	3,218,065	0.7
15,203	Woodward, Inc.	1,868,145	0.4
		76,913,824	15.9

	Information Technology: 16.8%
189,444	Absolute Software Corp.	2,743,149	0.6
117,777 (1)	ACI Worldwide, Inc.	4,374,238	0.9
161,583 (1)	Avaya Holdings Corp.	4,346,583	0.9
33,939	Badger Meter, Inc.	3,330,095	0.7
73,873 (1)	Box, Inc.	1,887,455	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
21,853	CMC Materials, Inc.	$3,294,121	0.7
39,241 (1)	Commvault Systems, Inc.	3,067,469	0.6
24,282 (1)	Concentrix Corp.	3,904,546	0.8
269,184 (1)	Diebold Nixdorf, Inc.	3,456,323	0.7
65,471 (1)	Envestnet, Inc.	4,966,630	1.0
23,344 (1)	Euronet Worldwide, Inc.	3,159,610	0.7
92,554	EVERTEC, Inc.	4,039,982	0.8
306,676 (1)	Harmonic, Inc.	2,612,880	0.5
70,696 (1)	Intapp, Inc.	1,979,488	0.4
35,649 (1)	Itron, Inc.	3,564,187	0.7
24,599 (1)	j2 Global, Inc.	3,383,592	0.7
176,355 (1)	Knowles Corp.	3,481,248	0.7
49,334 (1)	Onto Innovation, Inc.	3,603,355	0.7
41,434 (1)	Q2 Holdings, Inc.	4,250,300	0.9
78,287 (1)(2)	SMART Global Holdings, Inc.	3,732,724	0.8
12,425 (1)(2)	SunPower Corp.	363,058	0.1
74,688 (1)	Ultra Clean Holdings, Inc.	4,012,239	0.8
233,115 (1)	Viavi Solutions, Inc.	4,116,811	0.9
251,394 (1)	Vonage Holdings Corp.	3,622,588	0.8
		81,292,671	16.8

	Materials: 6.4%
99,890	Avient Corp.	4,910,592	1.0
149,159 (1)(2)	Cleveland-Cliffs, Inc.	3,215,868	0.7
111,472	Commercial Metals Co.	3,424,420	0.7
165,365	Glatfelter Corp.	2,310,149	0.5
53,796 (1)	Ingevity Corp.	4,376,843	0.9
24,754	Minerals Technologies, Inc.	1,947,397	0.4
59,067	Sealed Air Corp.	3,499,720	0.7
44,386	Sensient Technologies Corp.	3,842,052	0.8
93,751 (1)	Summit Materials, Inc.	3,267,222	0.7
		30,794,263	6.4

	Real Estate: 6.4%
127,970	Acadia Realty Trust	2,810,221	0.6
131,102	American Assets Trust, Inc.	4,888,794	1.0
194,074 (1)	Chatham Lodging Trust	2,497,732	0.5
113,592	CubeSmart	5,261,582	1.1
217,663 (1)	Cushman & Wakefield PLC	3,802,573	0.8
128,516	Easterly Government Properties, Inc.	2,709,117	0.6
68,628 (1)	EPR Properties	3,615,323	0.7
30,780 (1)	Ryman Hospitality Properties	2,430,389	0.5
151,203 (1)	Xenia Hotels & Resorts, Inc.	2,832,032	0.6
		30,847,763	6.4

	Utilities: 1.6%
52,266	Black Hills Corp.	3,430,217	0.7
28,844	NorthWestern Corp.	1,736,986	0.4

See Accompanying Notes to Financial Statements
147

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
51,234	Portland General Electric Co.	$2,360,863	0.5
		7,528,066	1.6

	Total Common Stock (Cost $417,701,663)	480,660,424	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Repurchase Agreements: 0.8%
1,000,000 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/01/21-01/15/59)	1,000,000	0.2
1,000,000 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/30/21-07/01/51)	1,000,000	0.2
28,718 (3)	HSBC Securities USA, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $28,718, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $29,292, due 11/15/21- 02/15/48)	28,718	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.985%-4.000%, Market Value plus accrued interest $1,020,000, due 08/01/35-06/01/51)	$1,000,000	0.2
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	1,000,000	0.2
	Total Repurchase Agreements (Cost $4,028,718)	4,028,718	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
10,392,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $10,392,000)	10,392,000	2.2
	Total Short-Term Investments (Cost $14,420,718)	14,420,718	3.0
	Total Investments in Securities (Cost $432,122,381)	$495,081,142	102.6
	Liabilities in Excess of Other Assets	(12,367,209)	(2.6)
	Net Assets	$482,713,933	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements
148

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2021 (Unaudited) (continued)

Sector Diversification as of June 30, 2021 (as a percentage of net assets)
Financials	17.4%
Information Technology	16.8%
Industrials	15.9%
Consumer Discretionary	15.5%
Health Care	14.1%
Real Estate	6.4%
Materials	6.4%
Energy	2.8%
Consumer Staples	1.7%
Utilities	1.6%
Communication Services	1.0%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$480,660,424	$—	$—	$480,660,424
Short-Term Investments	10,392,000	4,028,718	—	14,420,718
Total Investments, at fair value	$491,052,424	$4,028,718	$—	$495,081,142

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $441,233,955.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$76,591,914
Gross Unrealized Depreciation	(22,744,687)
Net Unrealized Appreciation	$53,847,227

See Accompanying Notes to Financial Statements
149

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 2, 2021